File No. 333-138540
Filed on April 30, 2019	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	19	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	70	☒
(Check appropriate box or boxes)
SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)
Security Benefit Life Insurance Company
(Name of Depositor)
One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code:
(785) 438-3000
Name of Agent for Service for Process:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001
Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective:
☐immediately upon filing pursuant to paragraph (b) of Rule 485
☒on May 1, 2019, pursuant to paragraph (b) of Rule 485
☐60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐on May 1, 2019, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2019

Important Privacy Notice Included
See Back Cover
Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC
6915	32-69152-00 2019/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Mid Cap Value[2]
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I.
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or deter-mined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2019

6915	Protected by U.S. Patent No. 7,251,623 B1.	32-69152-00 2019/05/01

•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I.
•	Dimensional VA Equity Allocation
•	Dimensional VA Global Bond Portfolio
•	Dimensional VA Global Moderate Allocation
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short-Term Fixed Portfolio
•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP)
•	DWS Core Equity VIP (formerly Deutsche Core Equity VIP)
•	DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP)
•	DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)
•	DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP)
•	DWS High Income VIP (formerly Deutsche High Income VIP)
•	DWS International Growth VIP (formerly Deutsche International Growth VIP)
•	DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP)
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi‑Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond

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•	Ivy VIP Global Equity Income
•	Ivy VIP Global Growth
•	Ivy VIP Growth
•	Ivy VIP High Income
•	Ivy VIP International Core Equity
•	Ivy VIP Limited-Term Bond
•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
•	Ivy VIP Science and Technology
•	Ivy VIP Securian Real Estate Securities
•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth
•	Ivy VIP Value
•	Janus Henderson VIT Enterprise
•	Janus Henderson VIT Forty
•	Janus Henderson VIT Mid Cap Value
•	Janus Henderson VIT Overseas
•	Janus Henderson VIT Research
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Sustainable Equity
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged))
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged))
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Multi-Asset Absolute Return
•	Putnam VT Multi-Cap Core (formerly Putnam VT Investors)
•	Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities)
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy

3

•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Global Bond Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth[3]
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total International Stock Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small-Cap Growth Series
•	Virtus Newfleet Multi-Sector Intermediate Bond Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

2
The American Century VP Mid Cap Value Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2015. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2015, you may not allocate Purchase Payments or transfer your Contract Value to the American Century VP Mid Cap Value Subaccount.

3
The Vanguard® VIF Small Company Growth Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2019. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2019, you may not allocate Purchase Payments or transfer your Contract Value to the Vanguard® VIF Small Company Growth Subaccount.

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Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2019, which has been filed with the SEC, contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 57 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1‑800‑888‑2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company – Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code —The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
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Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date ends at the close of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary
This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge” or a “CDSC”) or a mortality and expense risk charge will depend on the schedule that you select.
•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule (although a mortality and expense risk charge may apply during the Annuity Period).

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.
If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary
9

information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under “Optional Riders.”
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.
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Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge” or “CDSC”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0‑year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
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The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider, and charges for a rider that is no longer available for purchase.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%.  The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Contingent Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Fee (per transfer)	None
1   You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5‑year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.00%	0.20%
Annual Administration Charge[2]	0.25%	0.25%
Maximum Annual Charge for Optional Riders[3] (as a percentage of Contract Value)	1.25%	1.25%
Total Separate Account Annual Expenses	1.50%	1.70%
1   Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge. If you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”
2   This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3   You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 1.25% annually. Total rider charges cannot exceed 1.25% of Contract Value, for riders elected prior to February 1, 2010.

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[1]	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.11%	48.64%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.11%	2.20%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2018, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2018. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2020.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the administration charge of 0.25% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$826	$6,575	$8,307	$9,046
If you do not surrender or you annuitize your Contract at the end of the applicable time period	$372	$6,463	$8,296	$9,046
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$392	$6,479	$8,298	$9,035

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Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$622	$ 802	$ 976	$1,911
If you do not surrender or you annuitize your Contract at the end of the applicable time period	$164	$ 508	$ 876	$1,911
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$184	$ 569	$ 980	$2,127

Condensed Financial Information
Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds
Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998 The Company’s indirect parent, Eldridge Industries, LLC owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2018, the Company had total assets under management of approximately $33.5 billion.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
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The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed rider benefits. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies, and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making
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these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary for, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0.25% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub‑adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser,
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sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract
General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax‑exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit or the Guaranteed Minimum Income Benefit), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in,
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among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non‑cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.
For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a
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$10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:
•	any uncollected premium tax; and

•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:
•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”

•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:
1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.	Contract Value immediately prior to the withdrawal.
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How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
What this all means is:
•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix B – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order; in this regard, “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or the initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
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The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations.  If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount, (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015

PIMCO VIT Low Duration – Administrative Class	April 4, 2011
PIMCO VIT Real Return – Administrative Class	April 4, 2011
Vanguard® VIF Small Company Growth	May 1, 2019

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In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that effective date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccounts), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

•
If you allocate a Purchase Payment to the PIMCO VIT Low Duration Subaccount – Administrative Class or the PIMCO VIT Real Return Subaccount – Administrative Class, we will allocate the applicable portion of the Purchase Payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount or the PIMCO VIT Real Return Subaccount, respectively. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

•
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or
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Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset
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Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you
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that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value[1], American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT International Bond (Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Multi-Asset Absolute Return, Putnam VT Multi-Cap Core, Putnam VT Small Cap Growth
30 days

Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid‑Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth[2], Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   You may transfer Contract Value to the American Century VP Mid Cap Value Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2015.
2   You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on
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the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
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On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any application requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.”
Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.”
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge of 0.25% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this
31

monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
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The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
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Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and
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instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name
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a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions
Contingent Deferred Sales Charge — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge” or “CDSC”) on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0‑year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments
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for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0‑year withdrawal charge schedule or 0.00% for the 5‑year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%.  The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
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Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
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Annuity Period
General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15, 20 or 30 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any
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applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
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Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 30 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15, 20 or 30 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity
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Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract
Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts,
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within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the
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Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.” If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.
Federal Tax Matters
Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the
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Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying invest-
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ments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification
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takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and
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regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
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A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.
Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See “Section 403(b).”
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
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IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($103,000 to $123,000 for a married couple filing a joint return and $64,000 to $74,000 for a single taxpayer in 2019). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $193,000 and $203,000 (for 2019). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $122,000 to $137,000 in adjusted gross income for 2019 ($193,000 to $203,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If
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there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in
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the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information
Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise, endorse, or perform due diligence on the qualifications of those investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. The investment advisory fee is not set by us and is strictly independent of us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. In addition, any withdrawal to pay investment advisory fees will reduce your Contract Value and will be subject to your withdrawal charge schedule if you selected the 5-year withdrawal charge schedule (unless your adviser has entered into a variable annuity adviser agreement with us). If you elect the Return of Premium Death Benefit Rider, any withdrawal to pay your investment advisory fees will reduce your potential death benefit (perhaps significantly). See “The Contract—Return of Premium Death Benefit” and “—Full and Partial Withdrawals.” If you elect the 3% Extra Credit
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Rider, we may recapture all or part of any Credit Enhancement that has not yet vested if you make a withdrawal to pay investment advisory fees (unless your adviser has entered into a variable annuity adviser agreement with us). If you elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider, withdrawals to pay investment advisory fees count against the Annual Limit; withdrawals in excess of the Annual Limit will result in a proportional reduction in the Guaranteed Minimum Income Benefit. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more
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Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or
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expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2018, 2017, and 2016, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $2,435,279, $3,183,727, and $3,496,117, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually
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of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2018 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Plan Corporation, Advanced Advisor Group, LLC, Cetera Advisor Networks, LLC, GWN Securities, Inc., Lincoln Investment Planning, LLC, LPL Financial Corporation, OFG Financial Services, Inc., PlanMember Securities Corporation, Royal Alliance Associates, Inc., and SagePoint Financial, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information
Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended
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periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information
Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account XIV at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information
The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
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LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Share Classes, Objectives, and Advisers for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.
More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	Class 3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors LLC
AB VPS Dynamic Asset Allocation	Class B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Growth and Income	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Small/ Mid Cap Value	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
Alger Capital Appreciation	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc
Alger Large Cap Growth	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc
ALPS/Alerian Energy Infrastructure	Class III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc.
American Century VP Income & Growth	Class II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Inflation Protection	Class II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt. Inc.
American Century VP International	Class II	Seeks capital growth.	American Century Investment Mgmt. Inc.
American Century VP Mid Cap Value[1]	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.

58

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP Value	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Funds IS® Asset Allocation	Class 4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	Class 4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth	Class 4	Provide capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	Class 4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	Class 4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	Class 4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	Class 4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	Class 3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
Dimensional VA Equity Allocation	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd

59

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional
Seeks total return consisting of capital appreciation and current income. This is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds managed by Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
DWS Capital Growth VIP	Class B	Provide long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Core Equity VIP	Class B	Seeks long-term capital growth, current income and income growth.	DWS Investment Mgmt. Americas Inc.
DWS CROCI® U.S. VIP	Class B	Achieve a high rate of total return.	DWS Investment Mgmt. Americas Inc.
DWS Global Small Cap VIP	Class B	Seeks above-average capital appreciation over the long term.	DWS Investment Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	Class B	Seeks high current income consistent with preservation of capital.	DWS Investment Mgmt. Americas Inc.
DWS High Income VIP	Class B	Provide a high level of current income.	DWS Investment Mgmt. Americas Inc.
DWS International Growth VIP	Class B	Seeks long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	Class B	Seeks long-term capital appreciation.	DWS Investment Mgmt. Americas Inc.
Eaton Vance VT Floating Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
60

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Federated Fund for U.S. Government Securities II	Class II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

61

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Overseas	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo LLC	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; Fidelity Investment Money Mgmt. Inc.; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

FormulaFolios US Equity Portfolio	Class 1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers Inc.
Franklin Growth and Income VIP Fund	Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
Franklin Advisers Inc.
Franklin Income VIP Fund	Class 2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers Inc.
Franklin Large Cap Growth VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers Inc.
Franklin Mutual Global Discovery VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers LLC
Franklin Mutual Shares VIP Fund	Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers LLC
Franklin Rising Dividends VIP Fund	Class 2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services LLC

62

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Small Cap Value VIP Fund	Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services LLC
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers Inc.
Franklin Strategic Income VIP Fund	Class 2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers Inc.
Franklin U.S. Government Securities VIP Fund	Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors LLC
Guggenheim VIF High Yield		Seeks high current income, capital appreciation is secondary objective.	Security Investors LLC
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Managed Asset Allocation		Provide capital growth and, secondarily, capital preservation.	Security Investors LLC

63

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Mid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors LLC
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. Growth and Income	Series II	Seek long-term growth of capital and income.	Invesco Advisers Inc.
Invesco V.I. Health Care	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
64

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt. Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
65

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Janus Henderson VIT Forty	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term capital growth.	Lord Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.

66

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	Class II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation and some current income.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	Class I	Seeks long-term capital growth by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC

67

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi‑Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short‑Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
Pioneer Bond VCT	Class II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Equity Income VCT	Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer High Yield VCT	Class II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt. Inc.

68

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer Real Estate Shares VCT	Class II	Seeks long-term capital growth.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Strategic Income VCT	Class II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt. Inc.
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Mgmt. LLC
Putnam VT Diversified Income	Class IB	Seeks as high a level of current income as Putnam Investment Management LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Equity Income	Class IB	Seeks capital growth and current income	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Global Asset Allocation	Class IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained the services of both but they do not currently manage any assets of the fund.)
Putnam VT Growth Opportunities	Class IB	Seeks capital appreciation.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT High Yield	Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Income	Class IB	Seeks high current income consistent with what Putnam Investment Management LLC believes to be prudent risk.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Multi-Asset Absolute Return	Class IB
Earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained the services of both but they do not currently manage any assets of the fund.)
Putnam VT Multi‑Cap Core	Class IB	Seeks long-term capital growth and any increased income that results from this growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Small Cap Growth	Class IB	Seeks long-term capital growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Redwood Managed Volatility	Class N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC

69

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Banking	Provide capital appreciation by investing in companies involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors LLC
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors LLC
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors LLC
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific bench-mark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Security Investors LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors LLC
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors LLC
Rydex VIF Europe 1.25x Strategy	Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Security Investors LLC
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies involved in the financial services sector.	Security Investors LLC

70

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Health Care	Seeks capital appreciation by investing in companies involved in the health care industry.	Security Investors LLC
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors LLC
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors LLC
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

71

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ‑100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Security Investors LLC
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Security Investors LLC
Rydex VIF Mid‑Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors LLC
Rydex VIF NASDAQ‑100® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

72

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors LLC
Rydex VIF Real Estate	Provide capital appreciation by investing in companies involved in the real estate industry, including real estate investment trusts.	Security Investors LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors LLC
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors LLC

73

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors LLC
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors LLC
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors LLC
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Security Investors LLC
Rydex VIF U.S. Government Money Market	Provide security of principal, high current income, and liquidity.	Security Investors LLC
Rydex VIF Utilities	Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors LLC

74

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
SEI VP Balanced Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	Class III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Defensive Strategy	Class III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	Class III	Seeks Long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	Class III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	Class II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates Inc.
T. Rowe Price Equity Income	Class II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates Inc.
T. Rowe Price Health Sciences	Class II	Seeks long-term capital appreciation.	T. Rowe Price Associates Inc.
T. Rowe Price Limited‑Term Bond	Class II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates Inc.
Templeton Developing Markets VIP Fund	Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Templeton Global Bond VIP Fund	Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers Inc.
Templeton Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd
75

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	Class S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc.
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc.; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Global Bond Index		Track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard Group Inc.
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners LLC; William Blair Investment Mgmt. LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP

76

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc.
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc.
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc.
Vanguard® VIF Small Company Growth[1]		Provide long-term capital appreciation.	ArrowMark Colorado Holdings LLC (ArrowMark Partners); Vanguard Group Inc.
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc.
Vanguard® VIF Total International Stock Market Index		Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard Group Inc.
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc.
Virtus Duff & Phelps International Series	Class A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	Class A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus KAR Small-Cap Growth Series	Class A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	Class A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.; Newfleet Asset Mgmt. LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	Class S2	Seeks long-term capital appreciation.	Voya Investments LLC	Voya Investment Mgmt. Co. LLC (US)
VY Clarion Global Real Estate Portfolio	Class S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	Class S2	Seeks total return including capital appreciation and curent income.	Voya Investments LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.

77

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Wells Fargo Omega Growth VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	Class II	Maximize total return.	Legg Mason Partners Fund Advisor LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd
1 Currently unavailable for new applications and existing Contracts not currently allocated to the Subaccount. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

78

Condensed Financial Information
The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2018.
Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio[7]	2018	9.88	8.74	68,437	9.98	8.84	0
	2017	9.27	9.88	62,599	9.33	9.98	0
	2016	8.78	9.27	15,358	8.83	9.33	0
	2015	9.81	8.78	19,183	9.85	8.83	0
	2014	10.19	9.81	18,629	10.20	9.85	0
	2013[4]	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation	2018	10.55	9.44	4,320	10.62	9.53	0
	2017	9.55	10.55	4,193	9.60	10.62	0
	2016	9.56	9.55	0	9.59	9.60	0
	2015	10.03	9.56	2,549	10.04	9.59	0
	2014[5]	10.00	10.03	2,473	10.00	10.04	0
AB VPS Global Thematic Growth	2018	15.36	13.36	0	15.52	13.52	0
	2017	11.67	15.36	2,743	11.76	15.52	0
	2016	12.18	11.67	0	12.26	11.76	0
	2015	12.29	12.18	0	12.34	12.26	0
	2014	12.13	12.29	0	12.16	12.34	0
	2013	10.22	12.13	0	10.22	12.16	0
	2012 [3]	10.00	10.22	0	10.00	10.22	0
AB VPS Growth and Income	2018	16.79	15.27	87	16.96	15.46	0
	2017	14.65	16.79	5,126	14.77	16.96	0
	2016	13.66	14.65	8,419	13.74	14.77	0
	2015	13.94	13.66	10,372	13.99	13.74	0
	2014	13.20	13.94	6,530	13.23	13.99	0
	2013	10.15	13.20	10,452	10.15	13.23	0
	2012[3]	10.00	10.15	0	10.00	10.15	0
AB VPS Small/Mid Cap Value	2018	17.10	13.99	6,498	17.27	14.16	0
	2017	15.68	17.10	7,375	15.81	17.27	0
	2016	13.01	15.68	5,964	13.09	15.81	0
	2015	14.28	13.01	2,472	14.34	13.09	0
	2014	13.57	14.28	2,972	13.59	14.34	0
	2013	10.20	13.57	5,379	10.20	13.59	0
	2012[3]	10.00	10.20	0	10.00	10.20	0
Alger Capital Appreciation	2018	18.33	17.64	3,956	18.58	17.92	0
	2017	14.51	18.33	33,452	14.68	18.58	0
	2016	14.99	14.51	9,288	15.13	14.68	0
	2015	14.65	14.99	9,173	14.76	15.13	0
	2014	13.36	14.65	4,401	13.44	14.76	0
	2013	10.26	13.36	10,783	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	2011 [1]	10.00	9.01	0	10.00	9.02	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Alger Large Cap Growth	2018	15.52	15.25	0	15.73	15.49	0
	2017	12.55	15.52	6,687	12.70	15.73	0
	2016	13.15	12.55	5,928	13.28	12.70	0
	2015	13.43	13.15	12,531	13.53	13.28	0
	2014	12.57	13.43	1,892	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	2011[1]	10.00	9.15	0	10.00	9.17	0
ALPS/Alerian Energy Infrastructure	2018	8.98	7.03	10,151	9.07	7.11	0
	2017	9.38	8.98	11,570	9.45	9.07	0
	2016	6.89	9.38	8,053	6.93	9.45	0
	2015	11.50	6.89	5,870	11.54	6.93	0
	2014	10.64	11.50	6,569	10.65	11.54	0
	2013[4]	10.00	10.64	5,764	10.00	10.65	0
American Century VP Income & Growth	2018	17.08	15.31	35,616	17.31	15.55	0
	2017	14.70	17.08	31,025	14.87	17.31	0
	2016	13.44	14.70	27,026	13.57	14.87	0
	2015	14.79	13.44	36,611	14.90	13.57	0
	2014	13.63	14.79	19,859	13.71	14.90	0
	2013	10.41	13.63	0	10.45	13.71	0
	2012	9.42	10.41	6,528	9.43	10.45	0
	2011[1]	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2018	8.37	7.86	20,285	8.45	7.95	0
	2017	8.36	8.37	16,478	8.42	8.45	0
	2016	8.29	8.36	12,776	8.34	8.42	0
	2015	8.79	8.29	5,643	8.83	8.34	0
	2014	8.81	8.79	2,865	8.83	8.83	0
	2013	9.97	8.81	2,780	9.97	8.83	0
	2012[3]	10.00	9.97	0	10.00	9.97	0
American Century VP International	2018	11.52	9.43	9,540	11.68	9.58	0
	2017	9.11	11.52	9,394	9.22	11.68	0
	2016	9.98	9.11	18,569	10.08	9.22	0
	2015	10.28	9.98	18,177	10.36	10.08	0
	2014	11.28	10.28	12,898	11.34	10.36	0
	2013	9.55	11.28	13,525	9.59	11.34	0
	2012	8.17	9.55	1,063	8.18	9.59	0
	2011[1]	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2018	17.62	14.81	7,099	17.86	15.04	0
	2017	16.36	17.62	8,040	16.55	17.86	0
	2016	13.80	16.36	9,630	13.93	16.55	0
	2015	14.51	13.80	12,460	14.62	13.93	0
	2014	12.92	14.51	14,478	13.00	14.62	4,263
	2013	10.30	12.92	12,292	10.33	13.00	0
	2012	9.17	10.30	4,563	9.19	10.33	0
	2011[1]	10.00	9.17	0	10.00	9.19	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Century VP Value	2018	16.15	14.15	18,738	16.37	14.37	0
	2017	15.39	16.15	25,095	15.57	16.37	0
	2016	13.25	15.39	35,704	13.37	15.57	0
	2015	14.29	13.25	21,861	14.40	13.37	0
	2014	13.10	14.29	21,794	13.17	14.40	0
	2013	10.31	13.10	16,955	10.35	13.17	4,099
	2012	9.32	10.31	942	9.33	10.35	3,948
	2011[1]	10.00	9.32	519	10.00	9.33	2,150
American Funds IS® Asset Allocation	2018	11.75	10.80	367,116	11.83	10.90	0
	2017	10.49	11.75	355,932	10.55	11.83	0
	2016	9.95	10.49	0	9.98	10.55	0
	2015	10.18	9.95	0	10.20	9.98	0
	2014[5]	10.00	10.18	0	10.00	10.20	0
American Funds IS® Blue Chip Income and Growth	2018	13.08	11.51	5,658	13.18	11.62	6,333
	2017	11.60	13.08	13,858	11.66	13.18	5,622
	2016	10.13	11.60	403,102	10.17	11.66	7,934
	2015	10.84	10.13	123,166	10.85	10.17	6,310
	2014[5]	10.00	10.84	3,516	10.00	10.85	0
American Funds IS® Global Bond	2018	8.95	8.50	7,655	9.01	8.59	0
	2017	8.69	8.95	3,399	8.73	9.01	0
	2016	8.78	8.69	911	8.81	8.73	0
	2015	9.49	8.78	910	9.51	8.81	0
	2014[5]	10.00	9.49	1,678	10.00	9.51	0
American Funds IS® Global Growth	2018	12.85	11.27	1,200	12.95	11.38	0
	2017	10.15	12.85	644	10.20	12.95	0
	2016	10.47	10.15	53	10.50	10.20	0
	2015	10.16	10.47	119	10.17	10.50	0
	2014[5]	10.00	10.16	0	10.00	10.17	0
American Funds IS® Global Growth and Income	2018	11.99	10.44	1,169	12.08	10.54	0
	2017	9.86	11.99	453	9.92	12.08	0
	2016	9.54	9.86	440	9.57	9.92	0
	2015	10.04	9.54	549	10.05	9.57	0
	2014[5]	10.00	10.04	0	10.00	10.05	0
American Funds IS® Global Small Capitalization	2018	11.43	9.85	1,878	11.52	9.94	0
	2017	9.42	11.43	1,822	9.47	11.52	0
	2016	9.58	9.42	0	9.61	9.47	0
	2015	9.91	9.58	0	9.93	9.61	0
	2014[5]	10.00	9.91	0	10.00	9.93	0
American Funds IS® Growth	2018	14.26	13.71	23,024	14.37	13.84	0
	2017	11.53	14.26	128,309	11.60	14.37	0
	2016	10.93	11.53	1,070	10.97	11.60	0
	2015	10.62	10.93	5,630	10.63	10.97	0
	2014[5]	10.00	10.62	22	10.00	10.63	0
American Funds IS® Growth-Income	2018	13.15	12.44	11,453	13.25	12.56	0
	2017	11.15	13.15	32,895	11.21	13.25	0
	2016	10.38	11.15	2,527	10.41	11.21	0
	2015	10.61	10.38	917	10.63	10.41	0
	2014[5]	10.00	10.61	0	10.00	10.63	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Funds IS® International	2018	11.02	9.22	29,753	11.10	9.30	0
	2017	8.65	11.02	22,872	8.69	11.10	0
	2016	8.67	8.65	7,648	8.70	8.69	0
	2015	9.42	8.67	9,525	9.44	8.70	0
	2014[5]	10.00	9.42	0	10.00	9.44	0
American Funds IS® International Growth and Income	2018	9.80	8.38	16,537	9.87	8.46	0
	2017	8.14	9.80	300,178	8.18	9.87	3,649
	2016	8.32	8.14	16,753	8.35	8.18	0
	2015	9.15	8.32	13,866	9.16	8.35	0
	2014[5]	10.00	9.15	0	10.00	9.16	0
American Funds IS® Mortgage	2018	9.41	9.10	1,365	9.48	9.19	0
	2017	9.65	9.41	1,411	9.70	9.48	0
	2016	9.79	9.65	27,209	9.83	9.70	0
	2015	9.98	9.79	1,938	9.99	9.83	0
	2014[5]	10.00	9.98	0	10.00	9.99	0
American Funds IS® New World	2018	10.68	8.85	63,635	10.76	8.93	0
	2017	8.57	10.68	219,543	8.61	10.76	0
	2016	8.44	8.57	20,820	8.47	8.61	0
	2015	9.04	8.44	19,955	9.06	8.47	0
	2014[5]	10.00	9.04	5,434	10.00	9.06	0
American Funds IS® U.S. Government/ AAA‑Rated Securities	2018	9.30	9.03	0	9.37	9.12	0
	2017	9.51	9.30	0	9.56	9.37	0
	2016	9.75	9.51	20,392	9.78	9.56	0
	2015	9.96	9.75	16,953	9.97	9.78	0
	2014[5]	10.00	9.96	2,038	10.00	9.97	0
BlackRock Advantage Large Cap Core V.I.	2018	16.68	15.22	1,474	16.91	15.46	0
	2017	14.15	16.68	2,546	14.32	16.91	0
	2016	13.29	14.15	0	13.42	14.32	0
	2015	13.72	13.29	3,564	13.83	13.42	0
	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	2011[1]	10.00	9.07	0	10.00	9.08	0
BlackRock Basic Value V.I.	2018	14.72	13.07	6,972	14.92	13.27	0
	2017	14.11	14.72	6,766	14.27	14.92	0
	2016	12.40	14.11	0	12.52	14.27	0
	2015	13.68	12.40	0	13.78	12.52	0
	2014	12.92	13.68	12,138	12.99	13.78	0
	2013	9.71	12.92	15,349	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	2011[1]	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2018	16.02	15.81	3,719	16.24	16.06	0
	2017	12.48	16.02	3,446	12.62	16.24	0
	2016	12.93	12.48	0	13.05	12.62	0
	2015	12.56	12.93	0	12.65	13.05	0
	2014	11.97	12.56	6,978	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	2011[1]	10.00	8.47	0	10.00	8.48	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Equity Dividend V.I.	2018	15.77	14.10	33,300	15.98	14.32	0
	2017	14.01	15.77	35,455	14.17	15.98	0
	2016	12.49	14.01	36,015	12.61	14.17	0
	2015	13.04	12.49	17,585	13.14	12.61	0
	2014	12.38	13.04	21,943	12.44	13.14	0
	2013	10.32	12.38	28,026	10.36	12.44	0
	2012	9.55	10.32	20,662	9.56	10.36	0
	2011[1]	10.00	9.55	5,810	10.00	9.56	0
BlackRock Global Allocation V.I.	2018	11.01	9.83	5,686	11.16	9.98	0
	2017	10.02	11.01	10,342	10.14	11.16	0
	2016	9.99	10.02	13,283	10.09	10.14	0
	2015	10.45	9.99	28,010	10.53	10.09	0
	2014	10.61	10.45	20,101	10.67	10.53	0
	2013	9.60	10.61	22,404	9.63	10.67	0
	2012	9.04	9.60	7,906	9.05	9.63	0
	2011[1]	10.00	9.04	0	10.00	9.05	0
BlackRock High Yield V.I.	2018	10.95	10.27	32,874	11.06	10.39	0
	2017	10.58	10.95	139,524	10.67	11.06	0
	2016	9.71	10.58	83,987	9.77	10.67	0
	2015	10.45	9.71	15,353	10.49	9.77	0
	2014	10.55	10.45	12,947	10.57	10.49	0
	2013	10.02	10.55	90,486	10.02	10.57	0
	2012[3]	10.00	10.02	0	10.00	10.02	0
BlackRock Large Cap Focus Growth V.I.	2018	18.29	18.16	2,212	18.54	18.44	0
	2017	14.65	18.29	2,146	14.82	18.54	0
	2016	14.10	14.65	2,083	14.24	14.82	0
	2015	9.07	14.10	2,021	9.08	14.24	0
	2014	12.93	14.24	1,961	13.00	14.35	0
	2013	10.02	12.93	1,903	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	2011[1]	10.00	9.04	0	10.00	9.05	0
Dimensional VA Global Bond Portfolio	2018	8.92	8.73	32,214	9.01	8.84	0
	2017	9.08	8.92	32,092	9.15	9.01	0
	2016	9.27	9.08	65,364	9.33	9.15	0
	2015	9.49	9.27	63,606	9.53	9.33	0
	2014	9.59	9.49	30,880	9.61	9.53	0
	2013	10.00	9.59	6,080	10.00	9.61	0
	2012[3]	10.00	10.00	0	10.00	10.00	0
Dimensional VA International Small Portfolio	2018	14.58	11.25	35,315	14.73	11.39	0
	2017	11.66	14.58	52,446	11.75	14.73	0
	2016	11.41	11.66	51,843	11.48	11.75	0
	2015	11.21	11.41	55,124	11.25	11.48	3,705
	2014	12.36	11.21	22,534	12.38	11.25	2,792
	2013	10.11	12.36	2,116	10.11	12.38	0
	2012[3]	10.00	10.11	0	10.00	10.11	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dimensional VA International Value Portfolio	2018	12.07	9.63	81,426	12.19	9.74	6,911
	2017	9.97	12.07	90,321	10.05	12.19	10,558
	2016	9.50	9.97	83,705	9.55	10.05	8,748
	2015	10.61	9.50	79,458	10.65	9.55	6,870
	2014	11.88	10.61	39,428	11.90	10.65	4,842
	2013	10.15	11.88	13,705	10.15	11.90	0
	2012[3]	10.00	10.15	0	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2018	8.44	8.26	99,062	8.52	8.36	0
	2017	8.70	8.44	90,269	8.77	8.52	0
	2016	8.97	8.70	124,899	9.02	8.77	0
	2015	9.29	8.97	62,041	9.33	9.02	0
	2014	9.65	9.29	29,271	9.67	9.33	0
	2013	10.00	9.65	53,813	10.00	9.67	0
	2012[3]	10.00	10.00	0	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2018	17.66	14.93	139,214	17.84	15.12	10,721
	2017	15.42	17.66	108,868	15.54	17.84	10,894
	2016	13.48	15.42	86,881	13.56	15.54	11,568
	2015	14.50	13.48	87,340	14.56	13.56	0
	2014	13.81	14.50	42,755	13.84	14.56	0
	2013	10.20	13.81	6,744	10.20	13.84	0
	2012[3]	10.00	10.20	0	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2018	16.75	13.56	42,981	16.92	13.72	3,042
	2017	15.86	16.75	46,236	15.99	16.92	1,152
	2016	12.93	15.86	45,381	13.01	15.99	2,926
	2015	14.18	12.93	52,407	14.24	13.01	3,174
	2014	14.21	14.18	29,333	14.24	14.24	0
	2013	10.21	14.21	3,346	10.21	14.24	0
	2012[3]	10.00	10.21	0	10.00	10.21	0
Dreyfus IP Small Cap Stock Index	2018	17.52	15.40	27,754	17.69	15.59	0
	2017	16.13	17.52	17,287	16.26	17.69	0
	2016	13.28	16.13	13,986	13.36	16.26	0
	2015	14.08	13.28	14,547	14.13	13.36	0
	2014	13.86	14.08	4,893	13.89	14.13	0
	2013	10.20	13.86	3,062	10.20	13.89	0
	2012[3]	10.00	10.20	0	10.00	10.20	0
Dreyfus IP Technology Growth	2018	19.03	18.15	3,092	19.22	18.37	0
	2017	13.84	19.03	1,428	13.95	19.22	0
	2016	13.72	13.84	969	13.80	13.95	0
	2015	13.41	13.72	444	13.46	13.80	0
	2014	13.02	13.41	328	13.05	13.46	0
	2013	10.17	13.02	282	10.17	13.05	0
	2012[3]	10.00	10.17	0	10.00	10.17	0
Dreyfus Stock Index	2018	17.37	15.97	11,314	17.55	16.16	0
	2017	14.84	17.37	21,260	14.96	17.55	0
	2016	13.78	14.84	14,462	13.86	14.96	0
	2015	14.14	13.78	4,243	14.20	13.86	0
	2014	12.94	14.14	7,230	12.97	14.20	0
	2013	10.17	12.94	0	10.17	12.97	0
	2012[3]	10.00	10.17	0	10.00	10.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dreyfus VIF Appreciation	2018	14.81	13.29	0	14.96	13.45	0
	2017	12.07	14.81	0	12.16	14.96	0
	2016	11.61	12.07	0	11.68	12.16	0
	2015	12.35	11.61	5,587	12.40	11.68	0
	2014	11.85	12.35	0	11.88	12.40	0
	2013	10.16	11.85	0	10.16	11.88	0
	2012[3]	10.00	10.16	0	10.00	10.16	0
Dreyfus VIF International Value	2018	7.51	6.03	9,952	7.68	6.17	0
	2017	6.07	7.51	6,031	6.19	7.68	0
	2016	6.38	6.07	3,192	6.50	6.19	0
	2015	6.81	6.38	3,451	6.92	6.50	0
	2014	7.80	6.81	3,369	7.91	6.92	0
	2013	6.58	7.80	1,832	6.66	7.91	0
	2012	6.06	6.58	420	6.12	6.66	0
	2011	7.72	6.06	426	7.78	6.12	0
	2010	7.66	7.72	399	7.71	7.78	0
	2009	6.07	7.66	2,060	6.10	7.71	615
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP )	2018	17.85	16.92	1,723	18.09	17.19	0
	2017	14.67	17.85	1,696	14.84	18.09	0
	2016	14.60	14.67	1,667	14.74	14.84	0
	2015	13.95	14.60	6,367	14.06	14.74	0
	2014	12.81	13.95	6,583	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	2011[1]	10.00	8.85	0	10.00	8.86	0
DWS Core Equity VIP (formerly Deutsche Core Equity VIP )[2]	2018	17.88	16.23	5,783	18.12	16.48	0
	2017	15.33	17.88	6,511	15.51	18.12	0
	2016	14.40	15.33	6,609	14.53	15.51	0
	2015	14.20	14.40	9,647	14.31	14.53	0
	2014	13.18	14.20	1,462	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	2011[1]	10.00	8.93	0	10.00	8.94	0
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP )	2018	12.76	11.01	0	12.93	11.18	0
	2017	10.79	12.76	0	10.91	12.93	0
	2016	11.70	10.79	0	11.82	10.91	0
	2015	13.05	11.70	0	13.15	11.82	0
	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	3,760	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	2011[1]	10.00	9.18	0	10.00	9.20	0
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP )	2018	12.54	9.60	1,922	12.71	9.75	0
	2017	10.86	12.54	1,936	10.98	12.71	0
	2016	11.09	10.86	363	11.20	10.98	0
	2015	11.38	11.09	464	11.47	11.20	0
	2014	12.31	11.38	1,555	12.38	11.47	0
	2013	9.39	12.31	461	9.43	12.38	0
	2012	8.46	9.39	200	8.47	9.43	0
	2011[1]	10.00	8.46	0	10.00	8.47	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP )	2018	8.89	8.60	0	9.01	8.74	0
	2017	9.08	8.89	994	9.19	9.01	0
	2016	9.33	9.08	2,322	9.42	9.19	0
	2015	9.69	9.33	4,583	9.76	9.42	0
	2014	9.56	9.69	7,489	9.61	9.76	0
	2013	10.23	9.56	4,314	10.26	9.61	0
	2012	10.33	10.23	10,878	10.35	10.26	0
	2011[1]	10.00	10.33	2,500	10.00	10.35	0
DWS High Income VIP (formerly Deutsche High Income VIP )	2018	10.52	9.88	582	10.63	10.00	0
	2017	10.16	10.52	0	10.24	10.63	0
	2016	9.33	10.16	0	9.39	10.24	0
	2015	10.16	9.33	0	10.20	9.39	0
	2014	10.39	10.16	0	10.42	10.20	0
	2013	10.01	10.39	2,942	10.01	10.42	0
	2012[3]	10.00	10.01	0	10.00	10.01	0
DWS International Growth VIP (formerly Deutsche International Growth VIP )	2018	11.69	9.38	11,291	11.85	9.53	0
	2017	9.66	11.69	9,278	9.77	11.85	0
	2016	9.67	9.66	0	9.76	9.77	0
	2015	10.17	9.67	0	10.25	9.76	0
	2014	10.55	10.17	0	10.61	10.25	0
	2013	8.98	10.55	0	9.01	10.61	0
	2012	7.87	8.98	0	7.88	9.01	0
	2011[1]	10.00	7.87	0	10.00	7.88	0
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP )	2018	13.73	11.09	0	13.91	11.27	0
	2017	12.90	13.73	1,572	13.05	13.91	0
	2016	11.46	12.90	0	11.57	13.05	0
	2015	12.14	11.46	0	12.23	11.57	0
	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	7,018	9.22	12.02	4,624
	2012	8.39	9.19	0	8.40	9.22	6,714
	2011[1]	10.00	8.39	0	10.00	8.40	8,126
Eaton Vance VT Floating-Rate Income	2018	9.83	9.49	79,306	9.90	9.58	0
	2017	9.84	9.83	15,524	9.89	9.90	0
	2016	9.35	9.84	92,342	9.38	9.89	0
	2015	9.77	9.35	14,472	9.78	9.38	0
	2014[5]	10.00	9.77	1,935	10.00	9.78	0
Federated Fund for U.S. Government Securities II	2018	9.74	9.45	45,770	9.96	9.68	1,914
	2017	9.89	9.74	51,261	10.09	9.96	2,447
	2016	10.08	9.89	49,344	10.26	10.09	2,424
	2015	10.38	10.08	35,975	10.54	10.26	0
	2014	10.27	10.38	3,354	10.41	10.54	0
	2013	10.85	10.27	0	10.98	10.41	0
	2012	10.91	10.85	0	11.02	10.98	0
	2011	10.67	10.91	0	10.76	11.02	0
	2010	10.51	10.67	4,525	10.57	10.76	6,761
	2009	10.34	10.51	21,199	10.38	10.57	6,603

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Federated High Income Bond II	2018	14.09	13.14	12,661	14.40	13.46	0
	2017	13.69	14.09	19,963	13.96	14.40	0
	2016	12.37	13.69	11,760	12.59	13.96	0
	2015	13.16	12.37	1,806	13.38	12.59	0
	2014	13.30	13.16	2,896	13.49	13.38	1,786
	2013	12.90	13.30	23,986	13.06	13.49	1,741
	2012	11.68	12.90	3,337	11.80	13.06	8,538
	2011	11.53	11.68	3,996	11.62	11.80	12,573
	2010	10.43	11.53	6,200	10.49	11.62	24,706
	2009	7.08	10.43	7,918	7.11	10.49	18,651
Fidelity® VIP Balanced	2018	13.60	12.55	70,585	13.78	12.75	0
	2017	12.12	13.60	65,453	12.26	13.78	0
	2016	11.73	12.12	75,225	11.84	12.26	0
	2015	12.10	11.73	105,035	12.19	11.84	0
	2014	11.38	12.10	98,936	11.44	12.19	0
	2013	9.88	11.38	45,680	9.91	11.44	0
	2012	8.90	9.88	29,255	8.92	9.91	0
	2011[1]	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2018	15.57	14.05	42,265	15.92	14.39	3,137
	2017	13.26	15.57	47,685	13.53	15.92	8,795
	2016	12.74	13.26	67,146	12.97	13.53	9,831
	2015	13.13	12.74	72,639	13.34	12.97	0
	2014	12.17	13.13	59,878	12.34	13.34	2,078
	2013	9.62	12.17	71,479	9.74	12.34	1,433
	2012	8.58	9.62	17,793	8.66	9.74	2,299
	2011	9.13	8.58	15,916	9.20	8.66	8,472
	2010	8.08	9.13	6,527	8.13	9.20	10,330
	2009	6.18	8.08	9,482	6.20	8.13	11,230
Fidelity® VIP Disciplined Small Cap	2018	15.76	13.20	5,394	15.97	13.41	0
	2017	15.27	15.76	4,088	15.45	15.97	0
	2016	12.93	15.27	3,859	13.05	15.45	0
	2015	13.68	12.93	3,823	13.78	13.05	0
	2014	13.49	13.68	1,839	13.57	13.78	0
	2013	10.12	13.49	482	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	2011[1]	10.00	8.84	510	10.00	8.85	0
Fidelity® VIP Emerging Markets	2018	12.09	9.56	39,632	12.21	9.67	0
	2017	8.51	12.09	30,504	8.58	12.21	0
	2016	8.56	8.51	21,521	8.61	8.58	0
	2015	9.88	8.56	26,578	9.92	8.61	0
	2014	10.11	9.88	5,001	10.13	9.92	0
	2013	10.09	10.11	26,868	10.09	10.13	0
	2012 [3]	10.00	10.09	0	10.00	10.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Growth & Income	2018	17.43	15.29	10,500	17.67	15.53	0
	2017	15.47	17.43	11,148	15.65	17.67	0
	2016	13.83	15.47	11,143	13.96	15.65	0
	2015	14.69	13.83	10,363	14.80	13.96	0
	2014	13.79	14.69	15,115	13.87	14.80	0
	2013	10.71	13.79	4,760	10.75	13.87	0
	2012	9.38	10.71	6,121	9.39	10.75	0
	2011[1]	10.00	9.38	0	10.00	9.39	0
Fidelity® VIP Growth Opportunities	2018	17.40	18.86	82,329	17.79	19.32	4,909
	2017	13.42	17.40	7,916	13.69	17.79	6,256
	2016	13.89	13.42	11,386	14.14	13.69	7,335
	2015	13.64	13.89	14,919	13.86	14.14	4,877
	2014	12.61	13.64	21,749	12.79	13.86	6,007
	2013	9.49	12.61	23,561	9.61	12.79	0
	2012	8.24	9.49	6,665	8.32	9.61	3,424
	2011	8.36	8.24	0	8.43	8.32	4,054
	2010	7.01	8.36	0	7.05	8.43	5,740
	2009	4.99	7.01	965	5.01	7.05	0
Fidelity® VIP High Income	2018	10.53	9.80	8,325	10.64	9.92	0
	2017	10.20	10.53	8,803	10.28	10.64	0
	2016	9.24	10.20	21,491	9.30	10.28	0
	2015	9.95	9.24	2,690	9.99	9.30	0
	2014	10.211	9.95	4,925	10.23	9.99	0
	2013	10.00	10.21	70,199	10.00	10.23	0
	2012[3]	10.00	10.00	0	10.00	10.00	0
Fidelity® VIP Index 500	2018	15.64	14.39	186,250	15.99	14.74	3,879
	2017	13.33	15.64	135,480	13.60	15.99	4,411
	2016	12.37	13.33	213,726	12.59	13.60	9,119
	2015	12.67	12.37	102,940	12.87	12.59	2,979
	2014	11.57	12.67	100,999	11.74	12.87	5,133
	2013	9.08	11.57	289,639	9.19	11.74	7,082
	2012	8.13	9.08	19,092	8.21	9.19	11,643
	2011	8.27	8.13	7,037	8.33	8.21	13,230
	2010	7.46	8.27	5,441	7.50	8.33	6,443
	2009	6.11	7.46	6,163	6.14	7.50	3,921
Fidelity® VIP Investment‑Grade Bond	2018	10.75	10.30	88,494	10.99	10.55	4,662
	2017	10.70	10.75	71,497	10.92	10.99	5,136
	2016	10.60	10.70	103,503	10.79	10.92	4,929
	2015	11.07	10.60	67,542	11.25	10.79	7,700
	2014	10.85	11.07	50,550	11.00	11.25	12,777
	2013	11.47	10.85	27,900	11.60	11.00	13,844
	2012	11.24	11.47	22,498	11.35	11.60	13,441
	2011	10.87	11.24	15,062	10.96	11.35	15,306
	2010	10.46	10.87	16,532	10.52	10.96	10,918
	2009	9.38	10.46	24,316	9.42	10.52	10,372

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Mid Cap	2018	14.73	12.13	29,984	14.93	12.32	0
	2017	12.65	14.73	28,528	12.80	14.93	0
	2016	11.70	12.65	60,262	11.81	12.80	0
	2015	12.31	11.70	45,984	12.41	11.81	0
	2014	12.02	12.31	43,460	12.09	12.41	0
	2013	9.16	12.02	49,071	9.19	12.09	0
	2012	8.27	9.16	3,201	8.29	9.19	0
	2011[1]	10.00	8.27	115	10.00	8.29	0
Fidelity® VIP Overseas	2018	11.52	9.45	23,196	11.68	9.60	0
	2017	9.17	11.52	21,319	9.28	11.68	0
	2016	10.02	9.17	11,321	10.12	9.28	0
	2015	10.04	10.02	8,154	10.12	10.12	0
	2014	11.34	10.04	5,379	11.40	10.12	0
	2013	9.02	11.34	1,074	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	2011[1]	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2018	13.97	12.62	17,597	14.16	12.82	0
	2017	13.93	13.97	25,628	14.09	14.16	0
	2016	13.67	13.93	36,657	13.80	14.09	0
	2015	13.68	13.67	40,695	13.78	13.80	0
	2014	10.91	13.68	41,484	10.97	13.78	0
	2013	11.11	10.91	16,418	11.15	10.97	0
	2012	9.72	11.11	12,194	9.74	11.15	0
	2011[1]	10.00	9.72	517	10.00	9.74	0
Fidelity® VIP Strategic Income	2018	10.47	9.83	37,515	10.62	9.99	0
	2017	10.08	10.47	23,015	10.20	10.62	0
	2016	9.66	10.08	29,051	9.75	10.20	0
	2015	10.20	9.66	8,817	10.28	9.75	0
	2014	10.21	10.20	7,978	10.27	10.28	0
	2013	10.57	10.21	6,488	10.61	10.27	0
	2012	9.92	10.57	25,009	9.94	10.61	0
	2011[1]	10.00	9.92	0	10.00	9.94	0
FormulaFolios US Equity Portfolio	2018	10.66	9.13	22,469	10.70	9.18	0
	2017	9.91	10.66	18,651	9.93	10.70	0
	2016	9.95	9.91	117,709	9.95	9.93	0
	2015[6]	10.00	9.95	0	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2018	14.57	14.52	14,218	14.77	14.75	0
	2017	11.88	14.57	0	12.02	14.77	0
	2016	12.67	11.88	0	12.79	12.02	0
	2015	12.56	12.67	0	12.66	12.79	0
	2014	12.25	12.56	4,978	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	2011[1]	10.00	8.74	0	10.00	8.75	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Growth and Income VIP Fund	2018	15.76	14.52	2,090	15.97	14.75	0
	2017	14.08	15.76	2,028	14.24	15.97	0
	2016	13.06	14.08	1,968	13.18	14.24	0
	2015	13.64	13.06	1,910	13.74	13.18	0
	2014	12.93	13.64	1,854	13.01	13.74	0
	2013	10.33	12.93	1,799	10.37	13.01	0
	2012	9.53	10.33	8,119	9.54	10.37	0
	2011[1]	10.00	9.53	0	10.00	9.54	0
Franklin Income VIP Fund	2018	11.99	11.08	62,881	12.15	11.25	0
	2017	11.31	11.99	65,320	11.45	12.15	0
	2016	10.27	11.31	69,259	10.37	11.45	0
	2015	11.44	10.27	64,851	11.52	10.37	0
	2014	11.32	11.44	209,620	11.38	11.52	0
	2013	10.28	11.32	57,983	10.32	11.38	0
	2012	9.45	10.28	8,582	9.46	10.32	0
	2011[1]	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund	2018	16.15	15.37	320	16.37	15.61	0
	2017	13.05	16.15	281	13.20	16.37	0
	2016	13.75	13.05	0	13.89	13.20	0
	2015	13.48	13.75	0	13.58	13.89	0
	2014	12.41	13.48	2,102	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	2011[1]	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2018	13.23	11.34	6,299	13.41	11.52	0
	2017	12.61	13.23	16,811	12.75	13.41	0
	2016	11.63	12.61	17,092	11.74	12.75	0
	2015	12.50	11.63	27,531	12.59	11.74	0
	2014	12.24	12.50	28,245	12.31	12.59	0
	2013	9.93	12.24	14,468	9.96	12.31	0
	2012	9.06	9.93	0	9.08	9.96	0
	2011[1]	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund	2018	13.91	12.22	297	14.10	12.41	0
	2017	13.29	13.91	296	13.44	14.10	0
	2016	11.85	13.29	7,632	11.96	13.44	0
	2015	12.90	11.85	0	13.00	11.96	0
	2014	12.47	12.90	3,092	12.54	13.00	0
	2013	10.06	12.47	2,441	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	2011[1]	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2018	17.07	15.65	32,206	17.30	15.90	0
	2017	14.66	17.07	41,171	14.83	17.30	0
	2016	13.07	14.66	44,513	13.20	14.83	0
	2015	14.05	13.07	27,298	14.15	13.20	0
	2014	13.37	14.05	28,673	13.45	14.15	0
	2013	10.67	13.37	68,266	10.71	13.45	0
	2012	9.87	10.67	10,985	9.88	10.71	0
	2011[1]	10.00	9.87	0	10.00	9.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Fund	2018	15.38	12.94	19,464	15.59	13.14	0
	2017	14.38	15.38	28,181	14.55	15.59	0
	2016	11.44	14.38	61,882	11.55	14.55	0
	2015	12.78	11.44	8,331	12.88	11.55	0
	2014	13.16	12.78	8,007	13.23	12.88	0
	2013	10.00	13.16	3,883	10.03	13.23	0
	2012	8.74	10.00	13,972	8.75	10.03	2,568
	2011[1]	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2018	26.89	24.58	2,407	27.38	25.08	0
	2017	22.93	26.89	1,522	23.30	27.38	0
	2016	22.78	22.93	9,072	23.11	23.30	0
	2015	24.23	22.78	2,733	24.53	23.11	0
	2014	23.33	24.23	3,708	23.57	24.53	307
	2013	17.48	23.33	5,065	17.62	23.57	2,398
	2012	16.32	17.48	434	16.42	17.62	5,554
	2011	17.75	16.32	2,332	17.83	16.42	5,063
	2010	14.40	17.75	737	14.43	17.83	110
	2009	10.38	14.40	600	10.38	14.43	0
Franklin Strategic Income VIP Fund	2018	10.18	9.62	6,260	10.32	9.77	0
	2017	10.08	10.18	37,010	10.19	10.32	0
	2016	9.66	10.08	16,554	9.76	10.19	0
	2015	10.41	9.66	18,735	10.49	9.76	0
	2014	10.58	10.41	16,865	10.63	10.49	0
	2013	10.60	10.58	13,357	10.63	10.63	0
	2012	9.73	10.60	39,622	9.74	10.63	1,082
	2011[1]	10.00	9.73	0	10.00	9.74	1,036
Franklin U.S. Government Securities VIP Fund	2018	8.81	8.54	11,423	8.93	8.67	0
	2017	9.00	8.81	7,941	9.10	8.93	0
	2016	9.25	9.00	22,849	9.34	9.10	0
	2015	9.53	9.25	8,275	9.60	9.34	0
	2014	9.54	9.53	14,258	9.60	9.60	0
	2013	10.11	9.54	8,441	10.14	9.60	0
	2012	10.27	10.11	554	10.28	10.14	0
	2011[1]	10.00	10.27	6,095	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2018	15.26	14.10	9,875	15.47	14.32	0
	2017	12.45	15.26	7,460	12.59	15.47	0
	2016	12.70	12.45	9,914	12.83	12.59	0
	2015	13.87	12.70	3,878	13.98	12.83	0
	2014	12.92	13.87	5,417	13.00	13.98	0
	2013	10.12	12.92	3,579	10.16	13.00	0
	2012	8.77	10.12	3,381	8.78	10.16	0
	2011[1]	10.00	8.77	0	10.00	8.78	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Goldman Sachs VIT High Quality Floating Rate	2018	8.87	8.70	1,103	8.99	8.83	0
	2017	9.05	8.87	11,124	9.15	8.99	0
	2016	9.27	9.05	12,296	9.36	9.15	0
	2015	9.64	9.27	17,685	9.71	9.36	0
	2014	9.99	9.64	33,203	10.04	9.71	0
	2013	10.30	9.99	28,993	10.33	10.04	0
	2012	10.37	10.30	11,400	10.39	10.33	0
	2011[1]	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT International Equity Insights	2018	11.06	8.92	2,279	11.21	9.06	0
	2017	9.07	11.06	2,241	9.18	11.21	0
	2016	9.67	9.07	2,202	9.76	9.18	0
	2015	9.93	9.67	2,267	10.01	9.76	0
	2014	11.14	9.93	11,753	11.20	10.01	0
	2013	9.32	11.14	17,559	9.35	11.20	0
	2012	7.98	9.32	1,993	7.99	9.35	0
	2011[1]	10.00	7.98	0	10.00	7.99	0
Goldman Sachs VIT Large Cap Value	2018	14.43	12.72	0	14.62	12.92	0
	2017	13.63	14.43	0	13.79	14.62	0
	2016	12.68	13.63	0	12.80	13.79	0
	2015	13.75	12.68	11,032	13.86	12.80	0
	2014	12.64	13.75	7,606	12.71	13.86	0
	2013	9.84	12.64	1,527	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	3,211
	2011[1]	10.00	8.58	1,047	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2018	14.03	12.10	35,112	14.22	12.29	3,717
	2017	13.10	14.03	33,423	13.25	14.22	2,722
	2016	11.97	13.10	46,651	12.08	13.25	7,172
	2015	13.69	11.97	32,245	13.80	12.08	4,280
	2014	12.51	13.69	43,021	12.58	13.80	0
	2013	9.77	12.51	7,841	9.80	12.58	0
	2012	8.56	9.77	1,084	8.57	9.80	0
	2011[1]	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights	2018	15.84	13.95	1,323	16.05	14.17	1,693
	2017	14.74	15.84	1,283	14.91	16.05	0
	2016	12.40	14.74	0	12.52	14.91	0
	2015	13.17	12.40	0	13.27	12.52	0
	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	2011[1]	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2018	18.41	17.55	7,672	18.66	17.82	0
	2017	14.62	18.41	7,471	14.79	18.66	0
	2016	14.88	14.62	7,276	15.02	14.79	0
	2015	14.93	14.88	8,209	15.05	15.02	0
	2014	13.63	14.93	10,608	13.71	15.05	0
	2013	10.69	13.63	7,231	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	2011 [1]	10.00	9.25	0	10.00	9.26	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF All Cap Value	2018	25.42	21.95	0	25.89	22.40	0
	2017	22.92	25.42	0	23.30	25.89	0
	2016	19.34	22.92	27	19.62	23.30	0
	2015	21.00	19.34	16	21.26	19.62	0
	2014	20.20	21.00	8	20.41	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
Guggenheim VIF Floating Rate Strategies	2018	10.11	9.69	63,990	10.20	9.80	1,096
	2017	10.11	10.11	41,187	10.19	10.20	1,071
	2016	9.64	10.11	44,166	9.69	10.19	1,048
	2015	9.91	9.64	54,086	9.94	9.69	1,024
	2014	10.02	9.91	51,639	10.03	9.94	3,563
	2013[4]	10.00	10.02	61,886	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2018	5.53	4.86	45,008	5.63	4.96	1,865
	2017	5.26	5.53	7,503	5.35	5.63	1,823
	2016	6.39	5.26	1,840	6.49	5.35	1,783
	2015	6.72	6.39	14,599	6.81	6.49	1,743
	2014	6.21	6.72	7,684	6.27	6.81	1,704
	2013	6.26	6.21	4,132	6.32	6.27	0
	2012	7.30	6.26	5,047	7.35	6.32	0
	2011	8.27	7.30	735	8.31	7.35	0
	2010	8.88	8.27	813	8.90	8.31	2,055
	2009	9.57	8.88	1,360	9.57	8.90	2,097
Guggenheim VIF High Yield	2018	11.57	10.71	14,528	11.72	10.88	0
	2017	11.27	11.57	52,376	11.40	11.72	0
	2016	9.93	11.27	91,537	10.02	11.40	0
	2015	10.70	9.93	31,468	10.78	10.02	0
	2014	10.80	10.70	26,007	10.86	10.78	0
	2013	10.41	10.80	66,380	10.45	10.86	0
	2012	9.38	10.41	42,378	9.40	10.45	427
	2011[1]	10.00	9.38	46,022	10.00	9.40	414
Guggenheim VIF Large Cap Value	2018	23.72	20.73	5,077	24.16	21.16	0
	2017	21.20	23.72	2,264	21.55	24.16	0
	2016	18.08	21.20	9,673	18.34	21.55	0
	2015	19.72	18.08	961	19.96	18.34	0
	2014	18.64	19.72	32	18.83	19.96	0
	2013	14.62	18.64	0	14.74	18.83	0
	2012	13.09	14.62	0	13.18	14.74	2,150
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	1,375	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Long Short Equity	2018	9.64	8.11	3,291	9.85	8.30	0
	2017	8.69	9.64	4,527	8.86	9.85	0
	2016	8.93	8.69	22,207	9.10	8.86	0
	2015	9.13	8.93	42,111	9.28	9.10	867
	2014	9.20	9.13	33,959	9.33	9.28	0
	2013	8.10	9.20	16,992	8.20	9.33	0
	2012	8.03	8.10	744	8.11	8.20	0
	2011	8.90	8.03	622	8.97	8.11	0
	2010	8.28	8.90	272	8.33	8.97	0
	2009	6.74	8.28	110	6.76	8.33	0
Guggenheim VIF Managed Asset Allocation	2018	13.13	11.96	0	13.31	12.14	0
	2017	11.88	13.13	0	12.02	13.31	0
	2016	11.39	11.88	0	11.49	12.02	0
	2015	11.77	11.39	0	11.86	11.49	0
	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	2011[1]	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2018	27.00	22.70	4,642	27.50	23.16	0
	2017	24.58	27.00	5,231	24.98	27.50	0
	2016	20.07	24.58	15,343	20.36	24.98	0
	2015	22.29	20.07	1,666	22.56	20.36	0
	2014	22.86	22.29	2,164	23.10	22.56	0
	2013	17.75	22.86	992	17.90	23.10	0
	2012	15.69	17.75	462	15.79	17.90	0
	2011	17.55	15.69	212	17.63	15.79	55
	2010	15.42	17.55	64	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
Guggenheim VIF Multi‑Hedge Strategies	2018	7.01	6.43	10,398	7.17	6.58	0
	2017	7.00	7.01	11,004	7.14	7.17	0
	2016	7.28	7.00	10,546	7.41	7.14	0
	2015	7.40	7.28	19,857	7.52	7.41	0
	2014	7.32	7.40	8,815	7.42	7.52	848
	2013	7.45	7.32	7,067	7.54	7.42	826
	2012	7.55	7.45	11,432	7.62	7.54	805
	2011	7.56	7.55	1,171	7.62	7.62	0
	2010	7.37	7.56	2,444	7.41	7.62	6,159
	2009	7.88	7.37	4,160	7.91	7.41	5,890
Guggenheim VIF Small Cap Value	2018	16.79	14.17	4,052	17.17	14.51	0
	2017	16.76	16.79	3,180	17.10	17.17	0
	2016	13.70	16.76	1,799	13.95	17.10	0
	2015	15.19	13.70	3,131	15.44	13.95	0
	2014	15.94	15.19	4,435	16.17	15.44	0
	2013	12.07	15.94	4,853	12.21	16.17	0
	2012	10.45	12.07	2,501	10.55	12.21	1,088
	2011	11.34	10.45	3,997	11.43	10.55	4,418
	2010	9.63	11.34	905	9.69	11.43	4,596
	2009	6.39	9.63	1,206	6.42	9.69	2,588

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF StylePlus Large Core	2018	17.90	16.16	9,751	18.08	16.35	3,997
	2017	15.16	17.90	22,450	15.28	18.08	3,907
	2016	13.84	15.16	8,374	13.93	15.28	3,390
	2015	14.12	13.84	1,611	14.18	13.93	0
	2014	12.65	14.12	1,013	12.68	14.18	0
	2013	10.16	12.65	0	10.17	12.68	0
	2012[3]	10.00	10.16	0	10.00	10.17	0
Guggenheim VIF StylePlus Large Growth	2018	17.28	16.08	0	17.51	16.34	0
	2017	13.75	17.28	4,248	13.91	17.51	0
	2016	13.09	13.75	0	13.21	13.91	0
	2015	12.84	13.09	165	12.94	13.21	0
	2014	11.53	12.84	1,749	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	7,165
	2012	8.70	9.31	0	8.72	9.34	7,466
	2011[1]	10.00	8.70	0	10.00	8.72	5,523
Guggenheim VIF StylePlus Mid Growth	2018	30.41	27.29	725	30.97	27.85	0
	2017	25.25	30.41	884	25.67	30.97	0
	2016	24.06	25.25	1,506	24.40	25.67	0
	2015	24.92	24.06	0	25.23	24.40	0
	2014	22.82	24.92	2,648	23.05	25.23	0
	2013	18.09	22.82	2,473	18.25	23.05	0
	2012	16.18	18.09	0	16.28	18.25	0
	2011	17.50	16.18	0	17.58	16.28	0
	2010	14.59	17.50	0	14.62	17.58	0
	2009	10.49	14.59	454	10.49	14.62	0
Guggenheim VIF StylePlus Small Growth	2018	18.07	15.66	293	18.25	15.85	0
	2017	15.28	18.07	1,672	15.41	18.25	0
	2016	13.94	15.28	560	14.03	15.41	0
	2015	14.62	13.94	2,128	14.68	14.03	0
	2014	13.91	14.62	584	13.94	14.68	0
	2013	10.19	13.91	0	10.19	13.94	0
	2012[3]	10.00	10.19	0	10.00	10.19	0
Guggenheim VIF Total Return Bond	2018	10.66	10.42	71,928	10.77	10.54	0
	2017	10.34	10.66	98,702	10.43	10.77	0
	2016	10.02	10.34	69,802	10.08	10.43	0
	2015	10.26	10.02	181,121	10.30	10.08	0
	2014	9.82	10.26	111,501	9.84	10.30	0
	2013	9.99	9.82	0	9.99	9.84	0
	2012[3]	10.00	9.99	0	10.00	9.99	0
Guggenheim VIF World Equity Income	2018	9.83	8.72	6,179	10.05	8.94	0
	2017	8.85	9.83	11,659	9.03	10.05	0
	2016	8.30	8.85	12,971	8.45	9.03	0
	2015	8.65	8.30	9,669	8.79	8.45	0
	2014	8.52	8.65	8,613	8.64	8.79	0
	2013	7.40	8.52	266,478	7.49	8.64	5,929
	2012	6.57	7.40	149,397	6.63	7.49	3,000
	2011	8.07	6.57	115	8.14	6.63	3,536
	2010	7.22	8.07	2,899	7.27	8.14	5,281
	2009	6.25	7.22	1,784	6.27	7.27	6,013

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. American Franchise	2018	16.16	15.00	691	16.38	15.23	0
	2017	13.16	16.16	0	13.32	16.38	0
	2016	13.36	13.16	0	13.49	13.32	0
	2015	13.20	13.36	0	13.30	13.49	0
	2014	12.63	13.20	0	12.70	13.30	0
	2013	9.35	12.63	0	7.58	12.70	0
	2012	8.54	9.35	0	8.55	7.58	0
	2011[1]	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value	2018	14.40	12.12	673	14.60	12.31	0
	2017	13.59	14.40	35,083	13.75	14.60	0
	2016	12.21	13.59	35,007	12.33	13.75	0
	2015	13.95	12.21	34,315	14.05	12.33	0
	2014	13.19	13.95	35,639	13.26	14.05	0
	2013	10.19	13.19	3,313	10.23	13.26	0
	2012	9.01	10.19	8,388	9.02	10.23	1,552
	2011[1]	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2018	10.63	9.58	658	10.70	9.67	0
	2017	10.01	10.63	639	10.07	10.70	0
	2016	9.30	10.01	0	9.33	10.07	0
	2015	10.07	9.30	0	10.08	9.33	0
	2014[5]	10.00	10.07	0	10.00	10.08	0
Invesco V.I. Comstock	2018	16.52	13.99	0	16.75	14.21	0
	2017	14.55	16.52	0	14.72	16.75	0
	2016	12.87	14.55	59	12.99	14.72	0
	2015	14.20	12.87	88	14.31	12.99	0
	2014	13.47	14.20	1,497	13.55	14.31	0
	2013	10.28	13.47	3,648	10.32	13.55	0
	2012	8.95	10.28	1,190	8.96	10.32	0
	2011[1]	10.00	8.95	781	10.00	8.96	0
Invesco V.I. Core Equity	2018	13.63	11.90	782	13.82	12.09	0
	2017	12.50	13.63	744	12.65	13.82	0
	2016	11.76	12.50	722	11.87	12.65	0
	2015	12.95	11.76	700	13.05	11.87	0
	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	2011[1]	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2018	14.07	12.27	4,939	14.26	12.46	0
	2017	13.15	14.07	6,888	13.30	14.26	0
	2016	11.85	13.15	10,435	11.97	13.30	0
	2015	12.59	11.85	25,357	12.69	11.97	0
	2014	11.98	12.59	4,488	12.05	12.69	0
	2013	9.93	11.98	4,896	9.97	12.05	0
	2012	9.15	9.93	3,353	9.16	9.97	0
	2011[1]	10.00	9.15	0	10.00	9.16	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Global Core Equity	2018	11.97	9.77	0	12.14	9.92	0
	2017	10.11	11.97	0	10.23	12.14	0
	2016	9.83	10.11	0	9.92	10.23	0
	2015	10.34	9.83	0	10.42	9.92	0
	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	2011[1]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Real Estate	2018	12.14	10.99	29,419	12.31	11.16	0
	2017	11.15	12.14	29,428	11.28	12.31	0
	2016	11.33	11.15	25,516	11.44	11.28	0
	2015	11.94	11.33	24,398	12.03	11.44	0
	2014	10.81	11.94	29,450	10.87	12.03	0
	2013	10.92	10.81	7,341	10.96	10.87	0
	2012	8.84	10.92	5,187	8.86	10.96	3,327
	2011[1]	10.00	8.84	0	10.00	8.86	3,293
Invesco V.I. Government Securities	2018	9.03	8.75	13,797	9.16	8.89	0
	2017	9.19	9.03	10,677	9.30	9.16	0
	2016	9.42	9.19	29,744	9.51	9.30	0
	2015	9.75	9.42	11,558	9.82	9.51	0
	2014	9.71	9.75	32,328	9.77	9.82	0
	2013	10.35	9.71	398	10.38	9.77	0
	2012	10.48	10.35	28,981	10.50	10.38	2,699
	2011[1]	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income	2018	16.17	13.50	521	16.39	13.71	0
	2017	14.68	16.17	24,222	14.85	16.39	0
	2016	12.72	14.68	3,785	12.85	14.85	0
	2015	13.62	12.72	1,846	13.73	12.85	0
	2014	12.82	13.62	1,433	12.89	13.73	0
	2013	9.92	12.82	1,172	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	2011[1]	10.00	8.98	0	10.00	9.00	0
Invesco V.I. Health Care	2018	15.96	15.51	5,229	16.18	15.76	0
	2017	14.30	15.96	244	14.46	16.18	0
	2016	16.76	14.30	265	16.92	14.46	0
	2015	16.86	16.76	15,201	16.99	16.92	0
	2014	14.62	16.86	22,797	14.70	16.99	0
	2013	10.79	14.62	21,243	10.83	14.70	1,882
	2012	9.27	10.79	2,571	9.28	10.83	2,922
	2011[1]	10.00	9.27	488	10.00	9.28	0
Invesco V.I. High Yield	2018	11.11	10.35	2,185	11.27	10.51	0
	2017	10.84	11.11	2,120	10.97	11.27	0
	2016	10.13	10.84	28,359	10.22	10.97	0
	2015	10.85	10.13	1,996	10.93	10.22	0
	2014	11.05	10.85	10,309	11.11	10.93	0
	2013	10.72	11.05	7,131	10.75	11.11	0
	2012	9.48	10.72	27,406	9.50	10.75	2,360
	2011[1]	10.00	9.48	8,504	10.00	9.50	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. International Growth	2018	10.76	8.82	8,887	11.00	9.03	0
	2017	9.08	10.76	10,646	9.26	11.00	0
	2016	9.46	9.08	11,100	9.64	9.26	0
	2015	10.06	9.46	19,011	10.22	9.64	0
	2014	10.40	10.06	13,972	10.55	10.22	0
	2013	9.07	10.40	5,509	9.18	10.55	0
	2012	8.15	9.07	9,829	8.23	9.18	0
	2011	9.07	8.15	9,355	9.14	8.23	1,056
	2010	8.33	9.07	6,011	8.38	9.14	5,402
	2009	6.39	8.33	7,001	6.42	8.38	7,456
Invesco V.I. Managed Volatility	2018	14.29	12.24	13,613	14.48	12.44	0
	2017	13.40	14.29	9,800	13.56	14.48	0
	2016	12.58	13.40	9,574	12.70	13.56	0
	2015	13.34	12.58	8,518	13.44	12.70	0
	2014	11.48	13.34	9,529	11.55	13.44	0
	2013	10.75	11.48	2,048	10.79	11.55	0
	2012	10.77	10.75	379	10.79	10.79	0
	2011[1]	10.00	10.77	368	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2018	13.39	11.44	13,136	13.69	11.72	0
	2017	12.09	13.39	36,073	12.34	13.69	0
	2016	11.06	12.09	12,080	11.26	12.34	0
	2015	11.96	11.06	5,553	12.16	11.26	2,295
	2014	11.89	11.96	3,052	12.05	12.16	0
	2013	9.58	11.89	5,186	9.69	12.05	0
	2012	8.96	9.58	3,331	9.05	9.69	4,245
	2011	9.92	8.96	2,218	10.00	9.05	1,306
	2010	9.03	9.92	3,185	9.08	10.00	7,332
	2009	7.20	9.03	4,842	7.22	9.08	9,055
Invesco V.I. Mid Cap Growth	2018	13.63	12.39	2,202	13.82	12.59	0
	2017	11.55	13.63	5,093	11.69	13.82	0
	2016	11.89	11.55	607	12.00	11.69	0
	2015	12.18	11.89	589	12.27	12.00	0
	2014	11.71	12.18	4,728	11.77	12.27	0
	2013	8.87	11.71	554	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	2011[1]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2018	17.25	15.82	21,197	17.43	16.01	0
	2017	14.76	17.25	54,187	14.88	17.43	0
	2016	13.74	14.76	25,317	13.82	14.88	0
	2015	14.11	13.74	117,088	14.17	13.82	0
	2014	12.93	14.11	155,530	12.96	14.17	0
	2013	10.17	12.93	5,253	10.17	12.96	0
	2012[3]	10.00	10.17	0	10.00	10.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Small Cap Equity	2018	13.37	10.95	1,301	13.56	11.12	0
	2017	12.17	13.37	1,295	12.31	13.56	0
	2016	11.27	12.17	580	11.37	12.31	0
	2015	12.37	11.27	2,794	12.47	11.37	0
	2014	12.54	12.37	1,817	12.61	12.47	0
	2013	9.47	12.54	1,214	9.51	12.61	0
	2012	8.63	9.47	1,199	8.64	9.51	0
	2011[1]	10.00	8.63	0	10.00	8.64	0
Ivy VIP Asset Strategy	2018	10.44	9.54	3,526	10.58	9.69	0
	2017	9.14	10.44	5,469	9.24	10.58	0
	2016	9.71	9.14	8,012	9.80	9.24	0
	2015	10.97	9.71	5,866	11.05	9.80	0
	2014	11.98	10.97	3,127	12.05	11.05	0
	2013	9.91	11.98	6,632	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	2011[1]	10.00	8.61	0	10.00	8.62	0
Ivy VIP Balanced	2018	13.01	12.16	5,215	13.18	12.35	0
	2017	12.09	13.01	5,060	12.23	13.18	0
	2016	12.27	12.09	4,911	12.38	12.23	0
	2015	12.74	12.27	10,326	12.83	12.38	0
	2014	12.26	12.74	8,826	12.32	12.83	0
	2013	10.26	12.26	6,334	10.29	12.32	0
	2012	9.50	10.26	2,511	9.52	10.29	0
	2011[1]	10.00	9.50	0	10.00	9.52	0
Ivy VIP Core Equity	2018	15.97	14.73	6,422	16.18	14.96	0
	2017	13.69	15.97	6,111	13.85	16.18	0
	2016	13.66	13.69	5,930	13.79	13.85	0
	2015	14.24	13.66	5,901	14.34	13.79	0
	2014	13.43	14.24	360	13.51	14.34	0
	2013	10.42	13.43	0	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	2011[1]	10.00	9.09	0	10.00	9.10	0
Ivy VIP Energy	2018	6.74	4.29	26,667	6.83	4.35	0
	2017	7.98	6.74	23,379	8.08	6.83	0
	2016	6.14	7.98	11,810	6.20	8.08	0
	2015	8.17	6.14	11,177	8.23	6.20	0
	2014	9.45	8.17	8,370	9.50	8.23	0
	2013	7.66	9.45	14,866	7.68	9.50	0
	2012	7.82	7.66	1,288	7.83	7.68	0
	2011[1]	10.00	7.82	518	10.00	7.83	0
Ivy VIP Global Bond	2018	9.32	8.99	14,258	9.45	9.13	0
	2017	9.25	9.32	13,331	9.36	9.45	0
	2016	8.95	9.25	11,657	9.04	9.36	0
	2015	9.52	8.95	11,312	9.59	9.04	0
	2014	9.83	9.52	11,460	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	1,598
	2011[1]	10.00	9.73	0	10.00	9.75	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Global Equity Income	2018	13.71	11.70	2,361	13.90	11.88	0
	2017	12.28	13.71	2,291	12.42	13.90	0
	2016	11.88	12.28	2,224	12.00	12.42	0
	2015	12.56	11.88	5,148	12.66	12.00	0
	2014	11.84	12.56	7,708	11.90	12.66	0
	2013	9.45	11.84	5,466	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	2011[1]	10.00	8.65	0	10.00	8.66	0
Ivy VIP Global Growth	2018	12.50	11.32	18,106	12.67	11.50	0
	2017	10.39	12.50	121	10.51	12.67	0
	2016	11.10	10.39	117	11.20	10.51	0
	2015	11.11	11.10	1,026	11.19	11.20	1,458
	2014	11.39	11.11	0	11.45	11.19	0
	2013	9.89	11.39	0	9.92	11.45	0
	2012	8.67	9.89	0	8.68	9.92	0
	2011[1]	10.00	8.67	0	10.00	8.68	0
Ivy VIP Growth	2018	18.45	18.23	11,656	18.70	18.51	0
	2017	14.76	18.45	17,146	14.93	18.70	0
	2016	15.10	14.76	17,878	15.24	14.93	0
	2015	14.58	15.10	17,549	14.69	15.24	0
	2014	13.50	14.58	14,455	13.57	14.69	0
	2013	10.24	13.50	2,050	10.27	13.57	0
	2012	9.40	10.24	844	9.41	10.27	0
	2011[1]	10.00	9.40	0	10.00	9.41	0
Ivy VIP High Income	2018	12.34	11.67	5,995	12.51	11.86	589
	2017	11.98	12.34	19,437	12.12	12.51	4,147
	2016	10.67	11.98	4,781	10.77	12.12	0
	2015	11.81	10.67	20,832	11.90	10.77	3,324
	2014	12.00	11.81	41,875	12.07	11.90	5,244
	2013	11.24	12.00	158,359	11.28	12.07	6,597
	2012	9.81	11.24	91,400	9.82	11.28	1,773
	2011[1]	10.00	9.81	9,460	10.00	9.82	0
Ivy VIP International Core Equity	2018	11.55	9.17	47,621	11.71	9.31	0
	2017	9.71	11.55	48,933	9.82	11.71	0
	2016	9.94	9.71	45,530	10.04	9.82	0
	2015	10.39	9.94	63,560	10.47	10.04	0
	2014	10.60	10.39	48,214	10.66	10.47	0
	2013	8.78	10.60	18,110	8.81	10.66	0
	2012	8.02	8.78	38,007	8.04	8.81	0
	2011[1]	10.00	8.02	0	10.00	8.04	0
Ivy VIP Limited-Term Bond	2018	8.84	8.61	0	8.96	8.74	0
	2017	9.02	8.84	0	9.13	8.96	0
	2016	9.16	9.02	0	9.25	9.13	0
	2015	9.40	9.16	27,873	9.47	9.25	0
	2014	9.64	9.40	7,376	9.69	9.47	0
	2013	10.03	9.64	8,531	10.07	9.69	0
	2012	10.05	10.03	16,544	10.06	10.07	0
	2011[1]	10.00	10.05	0	10.00	10.06	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Mid Cap Growth	2018	14.57	14.06	2,468	14.76	14.28	0
	2017	11.88	14.57	7,395	12.02	14.76	0
	2016	11.59	11.88	5,319	11.70	12.02	0
	2015	12.73	11.59	7,097	12.83	11.70	0
	2014	12.22	12.73	4,913	12.28	12.83	0
	2013	9.73	12.22	8,992	9.77	12.28	0
	2012	8.87	9.73	4,648	8.88	9.77	0
	2011[1]	10.00	8.87	0	10.00	8.88	0
Ivy VIP Natural Resources	2018	7.04	5.22	0	7.09	5.27	0
	2017	7.08	7.04	0	7.12	7.09	0
	2016	5.92	7.08	0	5.94	7.12	0
	2015	7.89	5.92	2,398	7.90	5.94	0
	2014[5]	10.00	7.89	0	10.00	7.90	0
Ivy VIP Science and Technology	2018	18.00	16.48	1,790	18.25	16.74	0
	2017	14.11	18.00	2,758	14.27	18.25	0
	2016	14.38	14.11	2,692	14.52	14.27	0
	2015	15.33	14.38	7,020	15.44	14.52	0
	2014	15.41	15.33	4,210	15.50	15.44	0
	2013	10.20	15.41	11,034	10.24	15.50	0
	2012	8.26	10.20	319	8.27	10.24	0
	2011[1]	10.00	8.26	0	10.00	8.27	0
Ivy VIP Securian Real Estate Securities	2018	13.99	12.76	806	14.18	12.96	0
	2017	13.74	13.99	847	13.90	14.18	0
	2016	13.64	13.74	884	13.77	13.90	0
	2015	13.47	13.64	2,067	13.57	13.77	0
	2014	10.71	13.47	1,685	10.77	13.57	0
	2013	10.97	10.71	1,780	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	2011[1]	10.00	9.64	0	10.00	9.66	0
Ivy VIP Small Cap Core	2018	15.29	13.22	17,939	15.49	13.42	0
	2017	13.91	15.29	16,192	14.07	15.49	0
	2016	11.17	13.91	20,088	11.28	14.07	0
	2015	12.25	11.17	11,989	12.34	11.28	0
	2014	11.84	12.25	8,965	11.91	12.34	0
	2013	9.18	11.84	309	9.21	11.91	0
	2012	8.01	9.18	315	8.02	9.21	0
	2011[1]	10.00	8.01	0	10.00	8.02	0
Ivy VIP Small Cap Growth	2018	12.71	11.77	4,512	12.88	11.96	0
	2017	10.69	12.71	9,225	10.81	12.88	0
	2016	10.75	10.69	4,734	10.85	10.81	0
	2015	10.92	10.75	4,651	11.00	10.85	0
	2014	11.12	10.92	3,769	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	591	7.92	8.06	0
	2011[1]	10.00	7.91	0	10.00	7.92	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Value	2018	14.77	13.24	15,791	14.98	13.45	0
	2017	13.59	14.77	15,927	13.75	14.98	0
	2016	12.66	13.59	15,667	12.78	13.75	0
	2015	13.64	12.66	15,415	13.74	12.78	0
	2014	12.73	13.64	18,482	12.80	13.74	5,661
	2013	9.73	12.73	0	9.77	12.80	0
	2012	8.47	9.73	1,073	8.49	9.77	0
	2011[1]	10.00	8.47	0	10.00	8.49	0
Janus Henderson VIT Enterprise	2018	18.66	17.90	12,835	18.91	18.18	2,882
	2017	15.19	18.66	8,445	15.37	18.91	4,220
	2016	14.03	15.19	10,449	14.16	15.37	2,626
	2015	14.00	14.03	9,946	14.10	14.16	3,839
	2014	12.91	14.00	6,058	12.98	14.10	4,119
	2013	10.12	12.91	2,531	10.15	12.98	5,027
	2012	8.95	10.12	2,000	8.97	10.15	7,129
	2011[1]	10.00	8.95	0	10.00	8.97	6,498
Janus Henderson VIT Forty	2018	18.83	18.50	1,236	19.09	18.79	0
	2017	14.99	18.83	21	15.17	19.09	0
	2016	15.23	14.99	8,109	15.37	15.17	0
	2015	14.08	15.23	585	14.19	15.37	0
	2014	13.43	14.08	10,535	13.51	14.19	0
	2013	10.62	13.43	507	10.66	13.51	0
	2012	8.88	10.62	496	8.89	10.66	0
	2011[1]	10.00	8.88	0	10.00	8.89	0
Janus Henderson VIT Mid Cap Value	2018	14.13	11.76	1,902	14.32	11.95	0
	2017	12.87	14.13	1,846	13.02	14.32	0
	2016	11.22	12.87	25,325	11.33	13.02	0
	2015	12.06	11.22	27,713	12.15	11.33	0
	2014	11.51	12.06	23,849	11.57	12.15	0
	2013	9.47	11.51	23,145	9.50	11.57	0
	2012	8.85	9.47	462	8.86	9.50	0
	2011[1]	10.00	8.85	0	10.00	8.86	0
Janus Henderson VIT Overseas	2018	6.76	5.54	0	6.85	5.63	0
	2017	5.35	6.76	2,063	5.41	6.85	0
	2016	5.94	5.35	2,002	5.99	5.41	0
	2015	6.74	5.94	6,071	6.79	5.99	0
	2014	7.93	6.74	1,577	7.98	6.79	0
	2013	7.19	7.93	739	7.21	7.98	0
	2012	6.57	7.19	14,480	6.58	7.21	0
	2011[1]	10.00	6.57	0	10.00	6.58	0
Janus Henderson VIT Research	2018	16.83	15.80	53,336	17.06	16.05	0
	2017	13.66	16.83	1,147	13.82	17.06	0
	2016	14.10	13.66	1,113	14.24	13.82	0
	2015	13.89	14.10	1,081	14.00	14.24	0
	2014	12.75	13.89	1,048	12.82	14.00	0
	2013	10.16	12.75	1,017	10.19	12.82	0
	2012	8.89	10.16	60,472	8.90	10.19	0
	2011[1]	10.00	8.89	0	10.00	8.90	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
JPMorgan Insurance Trust Core Bond Portfolio	2018	9.18	8.85	4,007	9.27	8.95	0
	2017	9.20	9.18	4,588	9.27	9.27	0
	2016	9.35	9.20	412	9.40	9.27	0
	2015	9.59	9.35	34	9.63	9.40	0
	2014	9.48	9.59	0	9.50	9.63	0
	2013	9.99	9.48	0	9.99	9.50	0
	2012[3]	10.00	9.99	0	10.00	9.99	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2018	17.34	14.71	7,541	17.51	14.89	0
	2017	15.62	17.34	7,317	15.74	17.51	0
	2016	13.48	15.62	6,478	13.56	15.74	0
	2015	14.78	13.48	3,924	14.84	13.56	0
	2014	13.99	14.78	3,160	14.02	14.84	0
	2013	10.20	13.99	1,152	10.20	14.02	0
	2012[3]	10.00	10.20	0	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2018	17.96	16.24	7,781	18.14	16.44	0
	2017	15.24	17.96	7,577	15.36	18.14	0
	2016	14.25	15.24	7,832	14.33	15.36	0
	2015	14.66	14.25	7,647	14.72	14.33	0
	2014	13.36	14.66	6,998	13.38	14.72	0
	2013	10.17	13.36	0	10.17	13.38	0
	2012[3]	10.00	10.17	0	10.00	10.17	0
Lord Abbett Series Bond‑Debenture VC	2018	12.19	11.30	35,636	12.35	11.47	0
	2017	11.55	12.19	33,437	11.68	12.35	0
	2016	10.66	11.55	19,246	10.76	11.68	0
	2015	11.21	10.66	26,847	11.29	10.76	0
	2014	11.12	11.21	11,342	11.18	11.29	0
	2013	10.64	11.12	5,460	10.68	11.18	0
	2012	9.79	10.64	3,818	9.80	10.68	2,900
	2011[1]	10.00	9.79	995	10.00	9.80	5,821
Lord Abbett Series Calibrated Dividend Growth VC	2018	16.09	14.82	1,515	16.31	15.05	0
	2017	13.98	16.09	2,919	14.15	16.31	0
	2016	12.58	13.98	1,568	12.70	14.15	0
	2015	13.30	12.58	0	13.40	12.70	0
	2014	12.34	13.30	0	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	2011[1]	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Developing Growth VC	2018	14.73	14.92	2,841	14.93	15.15	2,621
	2017	11.73	14.73	6,635	11.87	14.93	1,974
	2016	12.47	11.73	10,760	12.59	11.87	2,415
	2015	14.06	12.47	5,821	14.17	12.59	2,887
	2014	14.03	14.06	4,898	14.11	14.17	2,820
	2013	9.27	14.03	16,386	9.30	14.11	0
	2012	8.56	9.27	2,255	8.57	9.30	0
	2011[1]	10.00	8.56	0	10.00	8.57	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Fundamental Equity VC	2018	14.27	12.66	0	14.46	12.86	0
	2017	13.12	14.27	0	13.27	14.46	0
	2016	11.73	13.12	0	11.85	13.27	0
	2015	12.58	11.73	0	12.68	11.85	0
	2014	12.15	12.58	11,645	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	2011[1]	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2018	14.87	13.19	0	15.07	13.40	0
	2017	13.57	14.87	0	13.73	15.07	0
	2016	12.00	13.57	0	12.11	13.73	0
	2015	12.79	12.00	625	12.88	12.11	0
	2014	12.29	12.79	607	12.36	12.88	0
	2013	9.36	12.29	590	9.40	12.36	0
	2012	8.65	9.36	577	8.66	9.40	0
	2011[1]	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2018	13.92	13.06	0	14.11	13.27	0
	2017	11.73	13.92	0	11.86	14.11	0
	2016	11.99	11.73	0	12.11	11.86	0
	2015	12.08	11.99	307	12.17	12.11	0
	2014	11.79	12.08	616	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	2011[1]	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2018	13.91	11.42	3,131	14.10	11.60	0
	2017	13.48	13.91	2,644	13.64	14.10	0
	2016	11.99	13.48	1,462	12.10	13.64	0
	2015	12.90	11.99	1,623	13.00	12.10	0
	2014	11.97	12.90	1,575	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	12,660	8.60	9.54	0
	2011[1]	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2018	10.28	9.83	13,530	10.42	9.98	0
	2017	10.24	10.28	14,939	10.36	10.42	0
	2016	10.17	10.24	53,546	10.27	10.36	0
	2015	10.60	10.17	17,630	10.68	10.27	0
	2014	10.34	10.60	23,205	10.40	10.68	0
	2013	10.82	10.34	9,278	10.86	10.40	0
	2012	10.49	10.82	16,462	10.51	10.86	0
	2011[1]	10.00	10.49	0	10.00	10.51	0
MFS® VIT Emerging Markets Equity	2018	9.76	8.10	3,381	9.86	8.20	0
	2017	7.34	9.76	3,780	7.40	9.86	0
	2016	6.97	7.34	3,633	7.01	7.40	0
	2015	8.30	6.97	6,931	8.33	7.01	0
	2014	9.24	8.30	11,826	9.25	8.33	0
	2013	10.11	9.24	6,510	10.11	9.25	0
	2012[3]	10.00	10.11	0	10.00	10.11	0
MFS® VIT Global Tactical Allocation	2018	10.25	9.42	0	10.32	9.51	0
	2017	9.59	10.25	0	9.64	10.32	0
	2016	9.37	9.59	0	9.40	9.64	0
	2015	9.94	9.37	0	9.96	9.40	0
	2014[5]	10.00	9.94	0	10.00	9.96	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT High Yield	2018	10.57	9.88	1,287	10.68	10.00	0
	2017	10.29	10.57	1,250	10.37	10.68	0
	2016	9.37	10.29	18,301	9.43	10.37	0
	2015	10.15	9.37	8,084	10.19	9.43	0
	2014	10.25	10.15	850	10.27	10.19	0
	2013	10.00	10.25	0	10.00	10.27	0
	2012[3]	10.00	10.00	0	10.00	10.00	0
MFS® VIT II MA Investors Growth Stock	2018	17.35	16.86	0	17.59	17.12	0
	2017	14.02	17.35	0	14.18	17.59	0
	2016	13.71	14.02	0	13.84	14.18	0
	2015	14.25	13.71	0	14.36	13.84	0
	2014	13.27	14.25	1,605	13.35	14.36	0
	2013	10.56	13.27	736	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	2011[1]	10.00	9.37	0	10.00	9.39	0
MFS® VIT II Research International	2018	10.71	8.87	8,911	10.86	9.01	0
	2017	8.67	10.71	11,823	8.77	10.86	0
	2016	9.06	8.67	9,731	9.14	8.77	0
	2015	9.59	9.06	11,535	9.66	9.14	0
	2014	10.68	9.59	5,391	10.74	9.66	0
	2013	9.32	10.68	3,333	9.35	10.74	0
	2012	8.29	9.32	721	8.30	9.35	0
	2011[1]	10.00	8.29	442	10.00	8.30	0
MFS® VIT International Value	2018	12.19	10.63	42,783	12.28	10.73	0
	2017	9.95	12.19	56,395	10.00	12.28	0
	2016	9.92	9.95	61,600	9.95	10.00	0
	2015	9.65	9.92	27,850	9.67	9.95	0
	2014[5]	10.00	9.65	3,298	10.00	9.67	0
MFS® VIT Investors Trust	2018	16.87	15.37	0	17.10	15.61	0
	2017	14.20	16.87	0	14.36	17.10	0
	2016	13.57	14.20	0	13.70	14.36	0
	2015	14.05	13.57	0	14.16	13.70	0
	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	1,573	9.00	10.36	0
	2011[1]	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2018	13.55	12.87	12,316	13.74	13.07	0
	2017	11.10	13.55	14,203	11.23	13.74	0
	2016	10.56	11.10	15,102	10.67	11.23	0
	2015	11.18	10.56	1,989	11.26	10.67	0
	2014	12.50	11.18	11,868	12.57	11.26	0
	2013	9.17	12.50	8,569	9.20	12.57	0
	2012	7.85	9.17	0	7.86	9.20	0
	2011[1]	10.00	7.85	0	10.00	7.86	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT Research	2018	17.04	15.70	5,012	17.27	15.95	0
	2017	14.33	17.04	4,767	14.50	17.27	0
	2016	13.68	14.33	4,626	13.81	14.50	0
	2015	14.08	13.68	4,489	14.19	13.81	0
	2014	13.26	14.08	3,528	13.33	14.19	0
	2013	10.40	13.26	3,424	10.43	13.33	0
	2012	9.21	10.40	3,323	9.22	10.43	0
	2011[1]	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2018	13.37	12.16	6,776	13.55	12.35	0
	2017	12.35	13.37	7,099	12.50	13.55	0
	2016	11.75	12.35	9,283	11.86	12.50	0
	2015	12.24	11.75	9,897	12.33	11.86	0
	2014	11.70	12.24	2,825	11.77	12.33	0
	2013	10.20	11.70	22,434	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	2011[1]	10.00	9.52	0	10.00	9.53	0
MFS® VIT Total Return Bond	2018	10.02	9.55	5,462	10.16	9.70	0
	2017	9.96	10.02	6,763	10.07	10.16	0
	2016	9.91	9.96	7,331	10.00	10.07	0
	2015	10.32	9.91	22,526	10.40	10.00	0
	2014	10.11	10.32	24,849	10.17	10.40	0
	2013	10.60	10.11	15,379	10.64	10.17	0
	2012	10.25	10.60	33,857	10.27	10.64	0
	2011[1]	10.00	10.25	0	10.00	10.27	0
MFS® VIT Utilities	2018	13.01	12.67	11,727	13.19	12.87	0
	2017	11.76	13.01	11,688	11.90	13.19	0
	2016	10.94	11.76	15,504	11.05	11.90	0
	2015	13.29	10.94	13,065	13.39	11.05	0
	2014	12.23	13.29	24,746	12.30	13.39	0
	2013	10.53	12.23	13,145	10.57	12.30	0
	2012	9.63	10.53	7,338	9.64	10.57	0
	2011[1]	10.00	9.63	6,796	10.00	9.64	0
Morgan Stanley VIF Emerging Markets Debt	2018	9.47	8.50	20,108	9.57	8.61	0
	2017	8.95	9.47	20,921	9.02	9.57	0
	2016	8.37	8.95	7,481	8.42	9.02	0
	2015	8.77	8.37	34,382	8.81	8.42	0
	2014	8.82	8.77	2,639	8.84	8.81	0
	2013	10.01	8.82	526	10.01	8.84	0
	2012[3]	10.00	10.01	0	10.00	10.01	0
Morgan Stanley VIF Emerging Markets Equity	2018	10.31	8.21	19,794	10.41	8.31	0
	2017	7.90	10.31	10,350	7.97	10.41	0
	2016	7.67	7.90	4,977	7.72	7.97	0
	2015	8.89	7.67	9,028	8.93	7.72	0
	2014	9.64	8.89	141	9.66	8.93	0
	2013	10.09	9.64	0	10.09	9.66	0
	2012[3]	10.00	10.09	0	10.00	10.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2018	13.61	11.92	25,691	13.75	12.06	0
	2017	11.76	13.61	24,930	11.85	13.75	0
	2016	10.94	11.76	0	11.01	11.85	0
	2015	11.66	10.94	0	11.71	11.01	0
	2014	11.55	11.66	0	11.58	11.71	0
	2013	10.12	11.55	0	10.12	11.58	0
	2012[3]	10.00	10.12	0	10.00	10.12	0
Morningstar Balanced ETF Asset Allocation Portfolio	2018	11.92	10.79	9,082	12.04	10.93	865
	2017	10.88	11.92	8,903	10.97	12.04	845
	2016	10.39	10.88	8,707	10.45	10.97	826
	2015	11.00	10.39	8,519	11.04	10.45	808
	2014	10.89	11.00	5,428	10.91	11.04	791
	2013	10.08	10.89	1,189	10.08	10.91	745
	2012[3]	10.00	10.08	0	10.00	10.08	0
Morningstar Conservative ETF Asset Allocation Portfolio	2018	9.75	9.20	11,086	9.85	9.31	0
	2017	9.50	9.75	10,758	9.58	9.85	0
	2016	9.40	9.50	10,440	9.46	9.58	0
	2015	9.85	9.40	10,131	9.89	9.46	0
	2014	9.93	9.85	11,880	9.95	9.89	0
	2013	10.02	9.93	0	10.02	9.95	0
	2012[3]	10.00	10.02	0	10.00	10.02	0
Morningstar Growth ETF Asset Allocation Portfolio	2018	13.00	11.55	4,377	13.13	11.69	0
	2017	11.47	13.00	4,332	11.57	13.13	0
	2016	10.83	11.47	10,320	10.89	11.57	0
	2015	11.50	10.83	10,209	11.54	10.89	0
	2014	11.38	11.50	7,391	11.40	11.54	0
	2013	10.11	11.38	1,386	10.11	11.40	0
	2012[3]	10.00	10.11	0	10.00	10.11	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2018	10.78	9.97	18,212	10.89	10.09	0
	2017	10.15	10.78	3,831	10.23	10.89	0
	2016	9.87	10.15	3,718	9.93	10.23	0
	2015	10.40	9.87	3,608	10.44	9.93	0
	2014	10.42	10.40	3,501	10.44	10.44	0
	2013	10.05	10.42	24,906	10.05	10.44	0
	2012[3]	10.00	10.05	0	10.00	10.05	0
Neuberger Berman AMT Sustainable Equity	2018	15.37	13.97	348	15.58	14.19	0
	2017	13.47	15.37	346	13.63	15.58	0
	2016	12.72	13.47	0	12.84	13.63	0
	2015	13.25	12.72	673	13.35	12.84	0
	2014	12.45	13.25	331	12.52	13.35	0
	2013	9.38	12.45	346	9.41	12.52	0
	2012	8.77	9.38	336	8.78	9.41	0
	2011[1]	10.00	8.77	0	10.00	8.78	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Oppenheimer Global Fund/VA	2018	15.04	12.58	13,159	15.25	12.78	0
	2017	11.42	15.04	13,978	11.55	15.25	0
	2016	11.84	11.42	3,542	11.96	11.55	0
	2015	11.82	11.84	4,128	11.91	11.96	0
	2014	11.99	11.82	6,250	12.06	11.91	0
	2013	9.77	11.99	4,198	9.81	12.06	0
	2012	8.36	9.77	9,972	8.38	9.81	0
	2011[1]	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	2018	9.84	9.07	3,034	9.97	9.22	0
	2017	9.61	9.84	3,079	9.72	9.97	0
	2016	9.36	9.61	3,129	9.45	9.72	0
	2015	9.93	9.36	3,192	10.01	9.45	0
	2014	10.03	9.93	4,556	10.09	10.01	0
	2013	10.42	10.03	320,769	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	418
	2011[1]	10.00	9.54	0	10.00	9.55	405
Oppenheimer International Growth Fund/VA	2018	12.58	9.77	59,445	12.75	9.93	0
	2017	10.30	12.58	85,505	10.42	12.75	0
	2016	10.95	10.30	48,546	11.06	10.42	0
	2015	11.00	10.95	47,851	11.08	11.06	0
	2014	12.26	11.00	49,166	12.33	11.08	0
	2013	10.09	12.26	10,618	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	2011[1]	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2018	15.68	13.55	13,149	16.03	13.88	2,134
	2017	14.25	15.68	35,952	14.53	16.03	2,640
	2016	12.53	14.25	23,654	12.76	14.53	0
	2015	13.81	12.53	31,128	14.04	12.76	0
	2014	12.80	13.81	14,628	12.99	14.04	0
	2013	9.43	12.80	14,823	9.54	12.99	595
	2012	8.29	9.43	276	8.37	9.54	0
	2011	8.79	8.29	277	8.86	8.37	459
	2010	7.39	8.79	834	7.44	8.86	214
	2009	5.59	7.39	903	5.61	7.44	0
PIMCO VIT All Asset	2018	10.46	9.55	7,503	10.60	9.70	0
	2017	9.55	10.46	8,790	9.66	10.60	0
	2016	8.76	9.55	13,364	8.84	9.66	0
	2015	9.98	8.76	13,923	10.06	8.84	0
	2014	10.28	9.98	18,361	10.34	10.06	0
	2013	10.63	10.28	23,315	10.67	10.34	0
	2012	9.59	10.63	16,989	9.60	10.67	399
	2011[1]	10.00	9.59	0	10.00	9.60	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT CommodityRealReturn Strategy	2018	4.33	3.59	6,483	4.39	3.64	0
	2017	4.39	4.33	6,604	4.44	4.39	0
	2016	3.96	4.39	5,233	3.99	4.44	0
	2015	5.51	3.96	8,358	5.55	3.99	0
	2014	7.01	5.51	5,353	7.05	5.55	0
	2013	8.51	7.01	4,331	8.54	7.05	0
	2012	8.38	8.51	15,743	8.39	8.54	0
	2011[1]	10.00	8.38	514	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2018	11.18	10.28	27,273	11.33	10.44	0
	2017	10.54	11.18	26,334	10.66	11.33	0
	2016	9.64	10.54	40,335	9.73	10.66	0
	2015	10.22	9.64	35,766	10.29	9.73	0
	2014	10.43	10.22	30,404	10.49	10.29	0
	2013	11.61	10.43	28,491	11.65	10.49	0
	2012	10.21	11.61	60,458	10.22	11.65	0
	2011[1]	10.00	10.21	8,482	10.00	10.22	0
PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged) )	2018	11.71	10.83	4,932	11.93	11.05	0
	2017	11.17	11.71	8,485	11.35	11.93	0
	2016	11.13	11.17	1,237	11.29	11.35	0
	2015	12.01	11.13	963	12.16	11.29	0
	2014	12.17	12.01	951	12.30	12.16	1,083
	2013	13.78	12.17	3,587	13.89	12.30	1,055
	2012	13.35	13.78	607	13.43	13.89	1,028
	2011	12.86	13.35	560	12.91	13.43	1,113
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
PIMCO VIT Global Multi‑Asset Managed Allocation	2018	10.68	9.74	0	10.76	9.83	0
	2017	9.70	10.68	0	9.75	10.76	0
	2016	9.66	9.70	0	9.69	9.75	0
	2015	10.02	9.66	0	10.04	9.69	0
	2014[5]	10.00	10.02	0	10.00	10.04	0
PIMCO VIT High Yield	2018	17.56	16.50	12,694	17.88	16.84	0
	2017	17.07	17.56	18,687	17.35	17.88	0
	2016	15.73	17.07	22,874	15.95	17.35	0
	2015	16.57	15.73	10,838	16.77	15.95	0
	2014	16.61	16.57	6,438	16.78	16.77	0
	2013	16.28	16.61	32,903	16.42	16.78	0
	2012	14.76	16.28	207,642	14.85	16.42	0
	2011	14.80	14.76	7,504	14.86	14.85	0
	2010	13.40	14.80	3,148	13.43	14.86	0
	2009	9.90	13.40	506	9.90	13.43	1,047
PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged) )	2018	8.85	8.20	5,324	8.97	8.33	0
	2017	8.27	8.85	7,760	8.37	8.97	0
	2016	8.32	8.27	4,026	8.40	8.37	0
	2015	9.28	8.32	3,070	9.35	8.40	0
	2014	9.58	9.28	2,096	9.63	9.35	0
	2013	10.61	9.58	3,172	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	2011[1]	10.00	10.44	0	10.00	10.45	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Low Duration (Administrative Class)	2018	9.70	9.40	3,205	9.92	9.63	0
	2017	9.91	9.70	3,136	10.11	9.92	0
	2016	10.11	9.91	3,070	10.30	10.11	0
	2015	10.44	10.11	3,017	10.60	10.30	0
	2014	10.71	10.44	3,001	10.86	10.60	1,885
	2013	11.10	10.71	4,730	11.24	10.86	1,837
	2012	10.86	11.10	5,061	10.97	11.24	1,790
	2011	11.12	10.86	5,862	11.20	10.97	1,938
	2010	10.93	11.12	12,082	10.99	11.20	0
	2009	9.98	10.93	14,544	10.02	10.99	733
PIMCO VIT Low Duration (Advisor Class)	2018	8.65	8.38	132,095	8.77	8.51	13,486
	2017	8.85	8.65	128,287	8.95	8.77	14,877
	2016	9.04	8.85	70,920	9.12	8.95	10,180
	2015	9.34	9.04	91,448	9.41	9.12	5,606
	2014	9.59	9.34	66,529	9.65	9.41	5,367
	2013	9.95	9.59	36,587	9.99	9.65	7,840
	2012	9.74	9.95	36,398	9.76	9.99	7,182
	2011[1]	10.00	9.74	2,419	10.00	9.76	0
PIMCO VIT Real Return (Administrative Class)	2018	10.96	10.35	0	11.20	10.60	0
	2017	10.94	10.96	3,404	11.16	11.20	0
	2016	10.77	10.94	0	10.96	11.16	0
	2015	11.45	10.77	0	11.64	10.96	0
	2014	11.50	11.45	0	11.66	11.64	1,816
	2013	13.12	11.50	0	13.27	11.66	1,769
	2012	12.48	13.12	1,491	12.61	13.27	1,723
	2011	11.57	12.48	1,483	11.66	12.61	1,866
	2010	11.08	11.57	4,875	11.15	11.66	680
	2009	9.69	11.08	14,042	9.73	11.15	6,109
PIMCO VIT Real Return (Advisor Class)	2018	9.28	8.76	65,756	9.41	8.90	10,774
	2017	9.28	9.28	70,889	9.38	9.41	6,262
	2016	9.14	9.28	52,252	9.22	9.38	6,007
	2015	9.73	9.14	60,474	9.80	9.22	1,281
	2014	9.78	9.73	53,600	9.84	9.80	1,289
	2013	11.16	9.78	45,431	11.20	9.84	1,124
	2012	10.64	11.16	47,054	10.65	11.20	3,453
	2011[1]	10.00	10.64	3,961	10.00	10.65	929
PIMCO VIT Short-Term	2018	8.99	8.81	89,990	9.08	8.91	0
	2017	9.09	8.99	137,470	9.17	9.08	0
	2016	9.20	9.09	146,987	9.26	9.17	0
	2015	9.43	9.20	129,121	9.47	9.26	0
	2014	9.71	9.43	69,696	9.73	9.47	0
	2013	10.00	9.71	28,252	10.00	9.73	0
	2012[3]	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return	2018	9.78	9.39	140,542	9.92	9.54	12,521
	2017	9.66	9.78	118,706	9.77	9.92	13,869
	2016	9.75	9.66	86,154	9.84	9.77	10,355
	2015	10.06	9.75	82,573	10.13	9.84	6,578
	2014	9.99	10.06	97,249	10.05	10.13	10,696
	2013	10.56	9.99	55,023	10.60	10.05	11,330
	2012	9.99	10.56	78,428	10.00	10.60	11,832
	2011[1]	10.00	9.99	20,812	10.00	10.00	10,114
Pioneer Bond VCT	2018	9.67	9.25	51,315	9.76	9.36	0
	2017	9.66	9.67	55,391	9.73	9.76	0
	2016	9.62	9.66	46,229	9.68	9.73	0
	2015	9.95	9.62	39,952	9.99	9.68	0
	2014	9.73	9.95	11,563	9.75	9.99	0
	2013	9.99	9.73	658	9.99	9.75	0
	2012[3]	10.00	9.99	0	10.00	9.99	0
Pioneer Equity Income VCT	2018	17.09	15.06	7,153	17.26	15.24	0
	2017	15.36	17.09	9,211	15.48	17.26	0
	2016	13.30	15.36	12,420	13.38	15.48	0
	2015	13.74	13.30	3,710	13.79	13.38	0
	2014	12.61	13.74	3,604	12.63	13.79	0
	2013	10.13	12.61	3,501	10.13	12.63	0
	2012[3]	10.00	10.13	0	10.00	10.13	0
Pioneer High Yield VCT	2018	10.99	10.20	0	11.10	10.32	0
	2017	10.63	10.99	10,320	10.72	11.10	0
	2016	9.67	10.63	0	9.73	10.72	0
	2015	10.46	9.67	642	10.50	9.73	0
	2014	10.86	10.46	3,591	10.88	10.50	0
	2013	10.05	10.86	15,085	10.05	10.88	0
	2012[3]	10.00	10.05	0	10.00	10.05	0
Pioneer Real Estate Shares VCT	2018	12.89	11.51	579	13.02	11.65	0
	2017	12.91	12.89	599	13.02	13.02	0
	2016	12.63	12.91	614	12.71	13.02	0
	2015	12.51	12.63	0	12.56	12.71	0
	2014	9.92	12.51	0	9.94	12.56	0
	2013	10.11	9.92	0	10.11	9.94	0
	2012[3]	10.00	10.11	0	10.00	10.11	0
Pioneer Strategic Income VCT	2018	9.75	9.24	2,944	9.85	9.35	0
	2017	9.64	9.75	7,991	9.72	9.85	0
	2016	9.30	9.64	7,863	9.35	9.72	0
	2015	9.77	9.30	9,571	9.81	9.35	0
	2014	9.75	9.77	3,428	9.77	9.81	0
	2013	10.00	9.75	3,312	10.00	9.77	0
	2012[3]	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Power Income VIT	2018	9.05	8.45	38,098	9.14	8.55	0
	2017	9.17	9.05	34,752	9.24	9.14	0
	2016	9.09	9.17	18,721	9.15	9.24	0
	2015	9.66	9.09	20,114	9.70	9.15	0
	2014	10.10	9.66	40,729	10.13	9.70	0
	2013	10.00	10.10	178,975	10.00	10.13	0
	2012[3]	10.00	10.00	0	10.00	10.00	0
Probabilities Fund	2018	10.34	8.44	142,060	10.44	8.54	0
	2017	9.28	10.34	156,279	9.35	10.44	0
	2016	9.41	9.28	169,802	9.46	9.35	0
	2015	10.32	9.41	277,174	10.35	9.46	0
	2014	10.19	10.32	392,166	10.21	10.35	0
	2013[4]	10.00	10.19	738,076	10.00	10.21	0
Putnam VT Diversified Income	2018	10.04	9.60	27,863	10.14	9.72	0
	2017	9.70	10.04	13,395	9.78	10.14	0
	2016	9.53	9.70	13,987	9.58	9.78	0
	2015	10.10	9.53	12,796	10.14	9.58	0
	2014	10.41	10.10	10,380	10.44	10.14	0
	2013	10.00	10.41	4,976	10.00	10.44	0
	2012[3]	10.00	10.00	0	10.00	10.00	0
Putnam VT Equity Income	2018	16.72	14.78	31,617	16.89	14.96	0
	2017	14.57	16.72	32,935	14.69	16.89	0
	2016	13.27	14.57	36,256	13.35	14.69	0
	2015	14.17	13.27	39,274	14.22	13.35	0
	2014	13.02	14.17	27,663	13.04	14.22	0
	2013	10.17	13.02	695	10.17	13.04	0
	2012[3]	10.00	10.17	0	10.00	10.17	0
Putnam VT Global Asset Allocation	2018	13.74	12.31	0	13.87	12.45	0
	2017	12.33	13.74	0	12.43	13.87	0
	2016	11.96	12.33	0	12.03	12.43	0
	2015	12.36	11.96	0	12.41	12.03	0
	2014	11.69	12.36	0	11.71	12.41	0
	2013	10.13	11.69	0	10.13	11.71	0
	2012[3]	10.00	10.13	0	10.00	10.13	0
Putnam VT Growth Opportunities	2018	18.77	18.56	5,092	18.96	18.79	0
	2017	14.84	18.77	0	14.96	18.96	0
	2016	14.42	14.84	0	14.51	14.96	0
	2015	14.78	14.42	5,080	14.84	14.51	0
	2014	13.43	14.78	11,222	13.46	14.84	0
	2013	10.21	13.43	0	10.21	13.46	0
	2012 [3]	10.00	10.21	0	10.00	10.21	0
Putnam VT High Yield	2018	10.78	9.99	27,006	10.89	10.11	0
	2017	10.43	10.78	70,805	10.52	10.89	0
	2016	9.35	10.43	4,307	9.40	10.52	0
	2015	10.22	9.35	14,952	10.26	9.40	0
	2014	10.42	10.22	12,057	10.44	10.26	0
	2013	10.00	10.42	828,702	10.00	10.44	0
	2012[3]	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Income	2018	9.68	9.37	2,683	9.77	9.48	0
	2017	9.49	9.68	2,469	9.56	9.77	0
	2016	9.63	9.49	1,688	9.68	9.56	0
	2015	10.11	9.63	19,327	10.15	9.68	0
	2014	9.83	10.11	122,613	9.85	10.15	0
	2013	9.99	9.83	11,538	9.99	9.85	0
	2012[3]	10.00	9.99	0	10.00	9.99	0
Putnam VT Multi-Asset Absolute Return	2018	9.78	8.71	21,431	9.88	8.82	0
	2017	9.47	9.78	32,549	9.54	9.88	0
	2016	9.73	9.47	56,294	9.79	9.54	0
	2015	10.13	9.73	95,926	10.17	9.79	0
	2014	10.09	10.13	0	10.12	10.17	0
	2013	10.04	10.09	25,556	10.04	10.12	0
	2012[3]	10.00	10.04	0	10.00	10.04	0
Putnam VT Multi-Cap Core (formerly Putnam VT Investors )	2018	17.75	15.84	7,764	17.93	16.03	0
	2017	14.96	17.75	7,561	15.08	17.93	0
	2016	13.82	14.96	7,363	13.90	15.08	0
	2015	14.62	13.82	7,171	14.68	13.90	0
	2014	13.28	14.62	7,935	13.31	14.68	0
	2013	10.18	13.28	0	10.18	13.31	0
	2012[3]	10.00	10.18	0	10.00	10.18	0
Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities )	2018	14.15	11.78	0	14.29	11.92	0
	2017	13.57	14.15	0	13.68	14.29	0
	2016	12.16	13.57	0	12.23	13.68	0
	2015	13.62	12.16	0	13.68	12.23	0
	2014	13.17	13.62	0	13.20	13.68	0
	2013	10.17	13.17	0	10.17	13.20	0
	2012[3]	10.00	10.17	0	10.00	10.17	0
Redwood Managed Volatility	2018	11.01	10.33	19,926	11.06	10.40	0
	2017	10.61	11.01	24,188	10.63	11.06	0
	2016	9.80	10.61	1,775	9.80	10.63	0
	2015[6]	10.00	9.80	0	10.00	9.80	0
Rydex VIF Banking	2018	5.67	4.43	74,352	5.80	4.54	0
	2017	5.22	5.67	42,842	5.33	5.80	0
	2016	4.25	5.22	17,023	4.32	5.33	0
	2015	4.62	4.25	16,972	4.69	4.32	0
	2014	4.62	4.62	37,033	4.69	4.69	0
	2013	3.70	4.62	37,405	3.75	4.69	0
	2012	3.09	3.70	17,888	3.12	3.75	1,642
	2011	4.11	3.09	1,296	4.14	3.12	0
	2010	3.76	4.11	6,210	3.78	4.14	0
	2009	4.03	3.76	4,379	4.05	3.78	1,705

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Basic Materials	2018	11.74	9.36	5,857	12.00	9.59	0
	2017	10.00	11.74	9,286	10.21	12.00	0
	2016	7.91	10.00	10,558	8.06	10.21	0
	2015	9.91	7.91	7,029	10.07	8.06	0
	2014	10.44	9.91	19,347	10.59	10.07	949
	2013	10.68	10.44	14,566	10.80	10.59	930
	2012	9.98	10.68	9,958	10.08	10.80	488
	2011	12.36	9.98	5,498	12.46	10.08	477
	2010	10.10	12.36	15,702	10.16	12.46	2,392
	2009	6.73	10.10	11,420	6.75	10.16	4,640
Rydex VIF Biotechnology	2018	27.24	23.83	12,843	27.84	24.41	0
	2017	21.78	27.24	4,507	22.22	27.84	0
	2016	28.07	21.78	2,954	28.58	22.22	0
	2015	26.78	28.07	4,822	27.21	28.58	0
	2014	20.89	26.78	3,294	21.18	27.21	0
	2013	14.02	20.89	6,595	14.19	21.18	0
	2012	10.67	14.02	1,208	10.78	14.19	433
	2011	9.99	10.67	1,240	10.07	10.78	549
	2010	9.34	9.99	274	9.40	10.07	0
	2009	8.17	9.34	0	8.20	9.40	0
Rydex VIF Commodities Strategy	2018	2.69	2.21	31,199	2.75	2.26	0
	2017	2.67	2.69	173,456	2.72	2.75	0
	2016	2.50	2.67	279,446	2.55	2.72	0
	2015	3.91	2.50	15,820	3.97	2.55	0
	2014	6.13	3.91	7,012	6.22	3.97	0
	2013	6.56	6.13	3,879	6.64	6.22	0
	2012	6.89	6.56	1,797	6.96	6.64	0
	2011	7.63	6.89	1,587	7.70	6.96	0
	2010	7.31	7.63	595	7.36	7.70	672
	2009	6.78	7.31	2,527	6.81	7.36	1,742
Rydex VIF Consumer Products	2018	18.04	15.32	974	18.44	15.69	0
	2017	16.75	18.04	2,114	17.09	18.44	0
	2016	16.44	16.75	2,139	16.74	17.09	0
	2015	16.02	16.44	14,809	16.28	16.74	476
	2014	14.73	16.02	25,826	14.93	16.28	1,351
	2013	11.89	14.73	14,308	12.03	14.93	1,325
	2012	11.28	11.89	8,140	11.40	12.03	503
	2011	10.27	11.28	12,338	10.35	11.40	964
	2010	9.06	10.27	8,561	9.11	10.35	2,283
	2009	7.87	9.06	7,370	7.91	9.11	472

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Dow 2x Strategy	2018	22.98	19.04	9,898	23.49	19.50	0
	2017	15.00	22.98	7,321	15.31	23.49	0
	2016	11.88	15.00	4,680	12.10	15.31	0
	2015	12.84	11.88	7,632	13.05	12.10	0
	2014	11.38	12.84	10,626	11.54	13.05	0
	2013	7.24	11.38	6,782	7.33	11.54	0
	2012	6.40	7.24	384,052	6.46	7.33	0
	2011	6.07	6.40	30,392	6.12	6.46	0
	2010	5.04	6.07	15,124	5.07	6.12	227
	2009	3.81	5.04	20,579	3.83	5.07	2,886
Rydex VIF Electronics	2018	14.17	11.95	0	14.48	12.24	0
	2017	11.19	14.17	1,870	11.42	14.48	0
	2016	9.32	11.19	2,376	9.49	11.42	0
	2015	9.45	9.32	1,932	9.60	9.49	0
	2014	7.90	9.45	3,604	8.01	9.60	2,158
	2013	6.05	7.90	3,533	6.13	8.01	1,288
	2012	6.20	6.05	5,667	6.26	6.13	659
	2011	7.69	6.20	8,866	7.75	6.26	644
	2010	7.26	7.69	12,009	7.31	7.75	632
	2009	4.38	7.26	13,333	4.39	7.31	1,161
Rydex VIF Energy	2018	7.11	5.12	5,110	7.27	5.24	0
	2017	7.85	7.11	4,402	8.01	7.27	0
	2016	6.18	7.85	8,615	6.30	8.01	0
	2015	9.18	6.18	9,373	9.32	6.30	0
	2014	11.67	9.18	6,802	11.84	9.32	2,865
	2013	9.79	11.67	11,625	9.90	11.84	349
	2012	9.89	9.79	5,219	9.99	9.90	340
	2011	10.87	9.89	860	10.96	9.99	368
	2010	9.45	10.87	8,807	9.51	10.96	2,137
	2009	7.06	9.45	3,791	7.09	9.51	1,782
Rydex VIF Energy Services	2018	4.74	2.49	309	4.85	2.55	0
	2017	6.03	4.74	319	6.15	4.85	0
	2016	5.07	6.03	2,999	5.16	6.15	0
	2015	7.68	5.07	2,967	7.81	5.16	0
	2014	11.26	7.68	3,112	11.41	7.81	0
	2013	9.40	11.26	1,907	9.52	11.41	0
	2012	9.70	9.40	1,849	9.79	9.52	0
	2011	11.06	9.70	3,223	11.15	9.79	0
	2010	9.08	11.06	1,919	9.14	11.15	634
	2009	5.79	9.08	2,049	5.81	9.14	797

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Europe 1.25x Strategy	2018	5.32	4.17	22,512	5.44	4.27	0
	2017	4.28	5.32	30,205	4.37	5.44	0
	2016	4.70	4.28	586	4.78	4.37	0
	2015	5.24	4.70	1,048	5.32	4.78	0
	2014	6.20	5.24	315	6.28	5.32	0
	2013	5.18	6.20	3,074	5.24	6.28	0
	2012	4.41	5.18	7,688	4.45	5.24	0
	2011	5.37	4.41	3,019	5.42	4.45	0
	2010	6.23	5.37	6,518	6.27	5.42	406
	2009	4.76	6.23	10,912	4.77	6.27	7,412
Rydex VIF Financial Services	2018	7.51	6.37	31,645	7.68	6.52	0
	2017	6.73	7.51	34,562	6.86	7.68	0
	2016	6.01	6.73	24,216	6.12	6.86	0
	2015	6.48	6.01	42,104	6.59	6.12	0
	2014	5.96	6.48	35,824	6.04	6.59	0
	2013	4.84	5.96	9,202	4.89	6.04	4,441
	2012	4.08	4.84	5,032	4.12	4.89	0
	2011	4.96	4.08	75	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
Rydex VIF Government Long Bond 1.2x Strategy	2018	13.79	12.61	2,391	14.09	12.92	0
	2017	13.02	13.79	141	13.28	14.09	0
	2016	13.52	13.02	5,554	13.77	13.28	0
	2015	14.75	13.52	12,283	14.99	13.77	0
	2014	11.34	14.75	5,788	11.50	14.99	0
	2013	14.36	11.34	1,007	14.53	11.50	0
	2012	14.42	14.36	9,644	14.57	14.53	2,469
	2011	10.55	14.42	14,478	10.63	14.57	0
	2010	9.92	10.55	1,080	9.98	10.63	0
	2009	14.99	9.92	1,895	15.05	9.98	660
Rydex VIF Health Care	2018	17.75	17.36	9,086	18.15	17.79	0
	2017	14.96	17.75	5,444	15.26	18.15	0
	2016	17.15	14.96	4,591	17.46	15.26	0
	2015	16.98	17.15	24,654	17.25	17.46	0
	2014	14.10	16.98	72,152	14.30	17.25	1,688
	2013	10.29	14.10	10,993	10.42	14.30	0
	2012	9.09	10.29	12,614	9.19	10.42	1,545
	2011	8.99	9.09	2,403	9.06	9.19	1,499
	2010	8.72	8.99	3,516	8.77	9.06	0
	2009	7.24	8.72	7,630	7.27	8.77	595
Rydex VIF High Yield Strategy	2018	10.99	10.52	6,661	11.03	10.59	0
	2017	10.64	10.99	9,632	10.67	11.03	0
	2016	9.87	10.64	8,143	9.87	10.67	0
	2015 [6]	10.00	9.87	0	10.00	9.87	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Internet	2018	19.71	18.43	1,471	20.15	18.88	0
	2017	15.23	19.71	4,808	15.54	20.15	0
	2016	15.10	15.23	2,069	15.37	15.54	0
	2015	14.42	15.10	4,342	14.65	15.37	497
	2014	14.64	14.42	2,218	14.84	14.65	0
	2013	10.02	14.64	884	10.14	14.84	538
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	4,981
	2010	8.75	10.21	507	8.81	10.30	4,898
	2009	5.46	8.75	4,984	5.49	8.81	315
Rydex VIF Inverse Dow 2x Strategy	2018	0.38	0.37	0	0.39	0.38	0
	2017	0.65	0.38	0	0.66	0.39	0
	2016	0.95	0.65	0	0.97	0.66	0
	2015	1.07	0.95	0	1.09	0.97	0
	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	5,057	3.54	2.66	31,080
	2011	4.97	3.50	3,852	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
Rydex VIF Inverse Government Long Bond Strategy	2018	2.32	2.33	124,929	2.37	2.38	0
	2017	2.64	2.32	41,866	2.69	2.37	0
	2016	2.81	2.64	50,528	2.86	2.69	0
	2015	2.94	2.81	46,471	2.99	2.86	0
	2014	4.06	2.94	36,605	4.12	2.99	0
	2013	3.65	4.06	13,709	3.69	4.12	0
	2012	4.02	3.65	3,891	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
Rydex VIF Inverse Mid‑Cap Strategy	2018	1.49	1.59	0	1.52	1.63	0
	2017	1.78	1.49	1,203	1.82	1.52	0
	2016	2.28	1.78	41,956	2.32	1.82	0
	2015	2.38	2.28	11,992	2.42	2.32	0
	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse NASDAQ‑100® Strategy	2018	1.11	1.05	6,161	1.14	1.07	0
	2017	1.53	1.11	4,399	1.56	1.14	0
	2016	1.75	1.53	3,172	1.78	1.56	0
	2015	2.08	1.75	18,785	2.11	1.78	0
	2014	2.64	2.08	2,138	2.68	2.11	0
	2013	3.86	2.64	0	3.91	2.68	0
	2012	4.91	3.86	1,440	4.96	3.91	0
	2011	5.65	4.91	0	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	12.84	7.43	0	12.89	7.48	0
Rydex VIF Inverse Russell 2000® Strategy	2018	1.45	1.55	35,128	1.48	1.59	0
	2017	1.73	1.45	1,227	1.76	1.48	0
	2016	2.25	1.73	66,816	2.29	1.76	0
	2015	2.32	2.25	0	2.36	2.29	0
	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	7,251	8.05	5.64	0
	2009	12.34	8.01	10,987	12.39	8.05	1,292
Rydex VIF Inverse S&P 500 Strategy	2018	1.92	1.93	0	1.96	1.97	0
	2017	2.40	1.92	0	2.45	1.96	0
	2016	2.83	2.40	4,663	2.88	2.45	0
	2015	3.06	2.83	9,615	3.11	2.88	0
	2014	3.70	3.06	0	3.76	3.11	0
	2013	5.22	3.70	0	5.28	3.76	0
	2012	6.51	5.22	2,326	6.57	5.28	229
	2011	7.41	6.51	6,946	7.47	6.57	224
	2010	9.23	7.41	5,048	9.29	7.47	219
	2009	13.19	9.23	3,019	13.24	9.29	215
Rydex VIF Japan 2x Strategy	2018	12.16	9.05	113	12.43	9.27	0
	2017	8.38	12.16	810	8.55	12.43	0
	2016	7.97	8.38	106	8.11	8.55	0
	2015	7.37	7.97	103	7.48	8.11	0
	2014	9.01	7.37	3,363	9.14	7.48	0
	2013	5.98	9.01	7,616	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	825	5.64	6.75	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Leisure	2018	14.81	12.38	359	15.14	12.68	0
	2017	12.76	14.81	0	13.02	15.14	0
	2016	12.06	12.76	0	12.27	13.02	0
	2015	12.44	12.06	9,694	12.64	12.27	0
	2014	11.98	12.44	4,484	12.15	12.64	0
	2013	8.71	11.98	7,945	8.81	12.15	0
	2012	7.43	8.71	342	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	759
	2009	4.51	5.96	0	4.53	6.00	0
Rydex VIF Mid-Cap 1.5x Strategy	2018	18.91	14.73	9,271	19.33	15.08	0
	2017	15.99	18.91	17,450	16.31	19.33	0
	2016	12.77	15.99	18,360	13.00	16.31	0
	2015	13.98	12.77	25,682	14.21	13.00	0
	2014	12.93	13.98	95,582	13.11	14.21	0
	2013	8.91	12.93	6,168	9.02	13.11	0
	2012	7.42	8.91	17,054	7.49	9.02	0
	2011	8.31	7.42	14,224	8.37	7.49	0
	2010	6.25	8.31	8,861	6.29	8.37	0
	2009	4.25	6.25	7,624	4.26	6.29	0
Rydex VIF NASDAQ-100®	2018	22.83	21.66	7,453	23.34	22.18	0
	2017	18.02	22.83	29,451	18.39	23.34	0
	2016	17.60	18.02	46,809	17.92	18.39	0
	2015	16.84	17.60	39,002	17.11	17.92	459
	2014	14.84	16.84	32,931	15.05	17.11	472
	2013	11.41	14.84	17,652	11.54	15.05	0
	2012	10.11	11.41	12,566	10.21	11.54	1,171
	2011	10.25	10.11	12,418	10.33	10.21	475
	2010	8.95	10.25	8,769	9.00	10.33	559
	2009	6.10	8.95	10,082	6.12	9.00	728
Rydex VIF NASDAQ-100® 2x Strategy	2018	45.66	40.00	11,730	46.68	40.97	0
	2017	27.89	45.66	16,388	28.45	46.68	0
	2016	26.34	27.89	24,025	26.81	28.45	0
	2015	23.78	26.34	33,370	24.17	26.81	0
	2014	18.02	23.78	13,336	18.27	24.17	0
	2013	10.35	18.02	4,570	10.47	18.27	6,090
	2012	7.99	10.35	135	8.07	10.47	0
	2011	8.32	7.99	218	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	1,713	3.00	6.33	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Nova	2018	16.38	14.19	6,798	16.74	14.53	0
	2017	12.86	16.38	1,819	13.12	16.74	0
	2016	11.51	12.86	1,598	11.71	13.12	0
	2015	12.00	11.51	15,703	12.19	11.71	0
	2014	10.47	12.00	9,456	10.62	12.19	0
	2013	7.27	10.47	5,342	7.36	10.62	0
	2012	6.16	7.27	2,928	6.22	7.36	0
	2011	6.45	6.16	4,626	6.50	6.22	0
	2010	5.57	6.45	2,999	5.60	6.50	0
	2009	4.25	5.57	22,285	4.27	5.60	12,016
Rydex VIF Precious Metals	2018	4.37	3.52	19,299	4.47	3.61	0
	2017	4.23	4.37	11,576	4.31	4.47	0
	2016	2.64	4.23	86,200	2.69	4.31	0
	2015	3.93	2.64	10,293	4.00	2.69	0
	2014	4.92	3.93	20,509	4.99	4.00	3,036
	2013	9.46	4.92	17,275	9.57	4.99	2,975
	2012	10.21	9.46	60,547	10.31	9.57	8,254
	2011	13.92	10.21	10,608	14.03	10.31	8,012
	2010	10.44	13.92	20,195	10.50	14.03	7,155
	2009	7.23	10.44	17,085	7.26	10.50	955
Rydex VIF Real Estate	2018	8.62	7.72	29,266	8.81	7.90	0
	2017	8.37	8.62	18,044	8.53	8.81	0
	2016	7.86	8.37	5,625	8.00	8.53	0
	2015	8.35	7.86	160,174	8.48	8.00	0
	2014	7.14	8.35	246,004	7.24	8.48	0
	2013	7.11	7.14	211,411	7.20	7.24	0
	2012	6.22	7.11	160,767	6.28	7.20	3,241
	2011	6.30	6.22	18,291	6.35	6.28	3,296
	2010	5.22	6.30	20,127	5.25	6.35	888
	2009	4.31	5.22	20,612	4.33	5.25	3,498
Rydex VIF Retailing	2018	14.11	13.19	4,730	14.43	13.52	0
	2017	12.95	14.11	408	13.21	14.43	0
	2016	13.36	12.95	509	13.61	13.21	0
	2015	14.02	13.36	2,840	14.25	13.61	0
	2014	13.36	14.02	962	13.54	14.25	0
	2013	10.18	13.36	497	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	382	8.94	9.11	0
	2010	7.34	8.87	1,031	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Russell 2000® 1.5x Strategy	2018	14.19	11.02	2,700	14.50	11.29	0
	2017	12.24	14.19	2,502	12.48	14.50	0
	2016	9.71	12.24	2,758	9.89	12.48	0
	2015	11.06	9.71	1,189	11.23	9.89	0
	2014	10.97	11.06	4,045	11.13	11.23	0
	2013	7.16	10.97	7,323	7.25	11.13	0
	2012	6.07	7.16	11,354	6.13	7.25	0
	2011	7.16	6.07	17,418	7.21	6.13	0
	2010	5.37	7.16	10,686	5.41	7.21	0
	2009	4.17	5.37	8,363	4.19	5.41	711
Rydex VIF Russell 2000® 2x Strategy	2018	12.34	8.80	8,225	12.62	9.01	0
	2017	10.12	12.34	5,543	10.32	12.62	0
	2016	7.58	10.12	4,611	7.72	10.32	0
	2015	9.04	7.58	5,235	9.19	7.72	0
	2014	8.89	9.04	6,467	9.02	9.19	0
	2013	4.96	8.89	821	5.02	9.02	0
	2012	3.97	4.96	955	4.01	5.02	0
	2011	5.10	3.97	365	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
Rydex VIF S&P 500 2x Strategy	2018	17.70	14.46	42,810	18.09	14.81	0
	2017	12.77	17.70	103,520	13.02	18.09	0
	2016	10.98	12.77	86,790	11.18	13.02	0
	2015	11.55	10.98	52,135	11.74	11.18	0
	2014	9.59	11.55	245,321	9.73	11.74	0
	2013	5.88	9.59	1,558	5.96	9.73	0
	2012	4.71	5.88	0	4.76	5.96	0
	2011	5.07	4.71	403	5.11	4.76	0
	2010	4.19	5.07	879	4.21	5.11	0
	2009	2.96	4.19	1,516	2.97	4.21	0
Rydex VIF S&P 500 Pure Growth	2018	18.02	16.42	21,774	18.42	16.82	0
	2017	14.99	18.02	24,618	15.29	18.42	0
	2016	15.13	14.99	26,659	15.40	15.29	0
	2015	15.49	15.13	33,820	15.74	15.40	0
	2014	14.26	15.49	48,764	14.46	15.74	510
	2013	10.45	14.26	31,671	10.57	14.46	556
	2012	9.54	10.45	16,270	9.64	10.57	0
	2011	9.99	9.54	12,680	10.07	9.64	645
	2010	8.27	9.99	5,142	8.32	10.07	4,925
	2009	5.81	8.27	551	5.84	8.32	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P 500 Pure Value	2018	14.26	11.94	20,257	14.58	12.23	0
	2017	12.74	14.26	21,379	13.00	14.58	0
	2016	11.23	12.74	15,477	11.44	13.00	0
	2015	12.83	11.23	4,703	13.04	11.44	0
	2014	11.97	12.83	8,517	12.14	13.04	0
	2013	8.53	11.97	8,067	8.63	12.14	655
	2012	7.22	8.53	12,841	7.30	8.63	814
	2011	7.72	7.22	8,256	7.78	7.30	0
	2010	6.64	7.72	6,217	6.68	7.78	5,775
	2009	4.55	6.64	431	4.56	6.68	0
Rydex VIF S&P MidCap 400 Pure Growth	2018	18.01	14.82	8,052	18.41	15.18	0
	2017	15.70	18.01	8,645	16.02	18.41	0
	2016	15.82	15.70	12,548	16.11	16.02	0
	2015	16.17	15.82	19,289	16.43	16.11	471
	2014	17.00	16.17	12,175	17.24	16.43	0
	2013	13.12	17.00	3,862	13.28	17.24	0
	2012	11.71	13.12	3,938	11.82	13.28	0
	2011	12.20	11.71	2,845	12.29	11.82	515
	2010	9.52	12.20	260	9.58	12.29	497
	2009	6.28	9.52	89	6.31	9.58	513
Rydex VIF S&P MidCap 400 Pure Value	2018	13.67	10.70	8,789	13.97	10.96	0
	2017	12.51	13.67	7,876	12.76	13.97	0
	2016	10.04	12.51	11,712	10.23	12.76	0
	2015	11.80	10.04	13,132	11.99	10.23	0
	2014	11.44	11.80	8,846	11.60	11.99	0
	2013	8.72	11.44	2,043	8.83	11.60	0
	2012	7.72	8.72	3,110	7.79	8.83	1,811
	2011	8.60	7.72	4,463	8.67	7.79	113
	2010	7.41	8.60	0	4.96	8.67	0
	2009	4.94	7.41	367	4.96	7.45	685
Rydex VIF S&P SmallCap 600 Pure Growth	2018	16.72	14.69	3,790	17.09	15.05	0
	2017	14.91	16.72	3,618	15.21	17.09	0
	2016	13.00	14.91	5,188	13.24	15.21	0
	2015	13.51	13.00	14,827	13.73	13.24	558
	2014	13.98	13.51	5,764	14.18	13.73	0
	2013	10.24	13.98	13,843	10.37	14.18	551
	2012	9.58	10.24	1,695	9.68	10.37	0
	2011	9.58	9.58	5,608	9.66	9.68	758
	2010	7.91	9.58	0	7.96	9.66	0
	2009	6.11	7.91	1,412	6.14	7.96	336

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P SmallCap 600 Pure Value	2018	11.16	8.56	1,227	11.40	8.77	0
	2017	11.58	11.16	1,852	11.81	11.40	0
	2016	9.10	11.58	2,760	9.26	11.81	0
	2015	10.89	9.10	5,673	11.07	9.26	0
	2014	11.13	10.89	3,451	11.29	11.07	0
	2013	8.07	11.13	7,095	8.16	11.29	719
	2012	6.94	8.07	10,406	7.00	8.16	4,110
	2011	7.93	6.94	10,660	7.99	7.00	252
	2010	6.65	7.93	532	6.60	7.99	0
	2009	4.18	6.56	2,341	4.20	6.60	0
Rydex VIF Strengthening Dollar 2x Strategy	2018	5.34	5.77	0	5.46	5.91	0
	2017	6.71	5.34	0	6.84	5.46	0
	2016	6.49	6.71	4,495	6.61	6.84	0
	2015	5.93	6.49	1,176	6.02	6.61	0
	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	3,116	5.39	5.06	6,359
	2012	5.88	5.32	6,347	5.94	5.39	0
	2011	6.36	5.88	16,125	6.41	5.94	0
	2010	6.89	6.36	2,770	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
Rydex VIF Technology	2018	15.80	15.04	6,509	16.15	15.40	1,651
	2017	12.33	15.80	4,544	12.58	16.15	2,287
	2016	11.49	12.33	3,444	11.70	12.58	0
	2015	11.77	11.49	39,101	11.96	11.70	0
	2014	11.04	11.77	12,019	11.20	11.96	445
	2013	8.44	11.04	4,173	8.55	11.20	434
	2012	7.81	8.44	540	7.88	8.55	423
	2011	8.90	7.81	8,973	8.97	7.88	458
	2010	8.22	8.90	1,919	8.27	8.97	2,196
	2009	5.47	8.22	8,189	5.49	8.27	4,727
Rydex VIF Telecommunications	2018	7.42	6.79	5,330	7.58	6.95	0
	2017	7.25	7.42	0	7.40	7.58	0
	2016	6.40	7.25	590	6.51	7.40	0
	2015	7.10	6.40	3,818	7.21	6.51	0
	2014	7.16	7.10	15,716	7.26	7.21	0
	2013	6.31	7.16	2,516	6.39	7.26	0
	2012	6.23	6.31	17,911	6.29	6.39	727
	2011	7.53	6.23	7,264	7.59	6.29	706
	2010	6.81	7.53	293	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	190

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Transportation	2018	15.08	11.65	3,037	15.42	11.93	0
	2017	12.79	15.08	80,308	13.05	15.42	0
	2016	11.47	12.79	98,284	11.68	13.05	0
	2015	13.82	11.47	6,486	14.05	11.68	0
	2014	11.65	13.82	10,620	11.82	14.05	578
	2013	8.01	11.65	2,619	8.10	11.82	678
	2012	7.05	8.01	13,012	7.12	8.10	0
	2011	8.21	7.05	7,431	8.27	7.12	0
	2010	6.84	8.21	2,365	6.88	8.27	701
	2009	6.03	6.84	0	6.06	6.88	0
Rydex VIF U.S. Government Money Market	2018	7.18	6.98	2,619,998	7.34	7.15	7,634
	2017	7.43	7.18	805,807	7.58	7.34	2,473
	2016	7.69	7.43	880,152	7.83	7.58	2,244
	2015	7.96	7.69	1,994,315	8.09	7.83	878
	2014	8.24	7.96	2,767,047	8.36	8.09	3,012
	2013	8.53	8.24	769,309	8.64	8.36	4,042
	2012	8.83	8.53	1,215,511	8.92	8.64	18,083
	2011	9.14	8.83	170,587	9.22	8.92	45,675
	2010	9.47	9.14	89,039	9.52	9.22	25,067
	2009	9.79	9.47	166,194	9.83	9.52	56,682
Rydex VIF Utilities	2018	13.21	13.25	20,128	13.51	13.57	0
	2017	12.32	13.21	99,524	12.57	13.51	0
	2016	10.96	12.32	6,538	11.16	12.57	0
	2015	12.25	10.96	4,596	12.45	11.16	0
	2014	10.32	12.25	138,504	10.46	12.45	0
	2013	9.40	10.32	5,828	9.51	10.46	0
	2012	9.62	9.40	3,468	9.72	9.51	0
	2011	8.56	9.62	2,443	8.63	9.72	0
	2010	8.29	8.56	2,695	8.34	8.63	1,993
	2009	7.54	8.29	4,892	7.57	8.34	622
Rydex VIF Weakening Dollar 2x Strategy	2018	4.92	4.20	716	5.03	4.30	0
	2017	4.27	4.92	783	4.35	5.03	0
	2016	4.84	4.27	849	4.93	4.35	0
	2015	6.02	4.84	5,258	6.12	4.93	0
	2014	7.98	6.02	5,544	8.10	6.12	0
	2013	8.50	7.98	4,767	8.60	8.10	0
	2012	8.73	8.50	3,727	8.82	8.60	760
	2011	9.39	8.73	0	9.46	8.82	737
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
SEI VP Balanced Strategy	2018	10.29	9.26	0	10.36	9.35	0
	2017	9.57	10.29	0	9.62	10.36	0
	2016	9.27	9.57	4,416	9.30	9.62	0
	2015	9.93	9.27	4,360	9.94	9.30	0
	2014[5]	10.00	9.93	4,328	10.00	9.94	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
SEI VP Conservative Strategy	2018	9.65	9.11	1,781	9.73	9.20	0
	2017	9.53	9.65	1,728	9.58	9.73	0
	2016	9.51	9.53	9,079	9.54	9.58	0
	2015	9.89	9.51	1,656	9.90	9.54	0
	2014[5]	10.00	9.89	1,646	10.00	9.90	0
SEI VP Defensive Strategy	2018	9.20	8.80	0	9.27	8.89	0
	2017	9.30	9.20	0	9.35	9.27	0
	2016	9.43	9.30	0	9.46	9.35	0
	2015	9.81	9.43	0	9.82	9.46	0
	2014[5]	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2018	10.56	9.37	0	10.64	9.46	0
	2017	9.61	10.56	0	9.66	10.64	0
	2016	9.26	9.61	0	9.29	9.66	0
	2015	9.95	9.26	0	9.96	9.29	0
	2014[5]	10.00	9.95	18	10.00	9.96	0
SEI VP Market Plus Strategy	2018	11.13	9.64	4,148	11.21	9.73	0
	2017	9.73	11.13	7,325	9.78	11.21	0
	2016	9.31	9.73	7,108	9.34	9.78	0
	2015	10.02	9.31	6,948	10.04	9.34	0
	2014[5]	10.00	10.02	3,128	10.00	10.04	0
SEI VP Moderate Strategy	2018	10.20	9.45	0	10.27	9.54	0
	2017	9.77	10.20	0	9.82	10.27	0
	2016	9.54	9.77	0	9.57	9.82	0
	2015	10.00	9.54	0	10.01	9.57	0
	2014[5]	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2018	20.67	20.30	75,912	20.95	20.61	0
	2017	15.75	20.67	168,127	15.93	20.95	0
	2016	16.22	15.75	99,561	16.37	15.93	0
	2015	15.15	16.22	118,831	15.27	16.37	0
	2014	14.41	15.15	61,373	14.49	15.27	0
	2013	10.59	14.41	38,383	10.63	14.49	0
	2012	9.30	10.59	5,120	9.31	10.63	762
	2011[1]	10.00	9.30	1,398	10.00	9.31	0
T. Rowe Price Equity Income	2018	15.26	13.31	22,063	15.47	13.52	0
	2017	13.65	15.26	53,823	13.81	15.47	0
	2016	11.89	13.65	57,568	12.00	13.81	0
	2015	13.25	11.89	55,443	13.35	12.00	0
	2014	12.80	13.25	54,686	12.87	13.35	0
	2013	10.24	12.80	42,707	10.28	12.87	0
	2012	9.07	10.24	6,334	9.08	10.28	0
	2011[1]	10.00	9.07	1,683	10.00	9.08	0
T. Rowe Price Health Sciences	2018	25.52	24.87	17,340	25.87	25.26	0
	2017	20.75	25.52	10,813	20.99	25.87	0
	2016	24.06	20.75	11,010	24.29	20.99	0
	2015	22.14	24.06	20,647	22.31	24.29	0
	2014	17.47	22.14	27,663	17.56	22.31	0
	2013	12.01	17.47	11,776	12.05	17.56	0
	2012	9.49	12.01	10,391	9.50	12.05	0
	2011[1]	10.00	9.49	6,916	10.00	9.50	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
T. Rowe Price Limited-Term Bond	2018	8.36	8.15	14,807	8.47	8.28	0
	2017	8.58	8.36	20,283	8.68	8.47	0
	2016	8.79	8.58	26,411	8.87	8.68	0
	2015	9.09	8.79	30,773	9.16	8.87	0
	2014	9.37	9.09	23,272	9.43	9.16	0
	2013	9.71	9.37	23,565	9.75	9.43	0
	2012	9.82	9.71	17,803	9.83	9.75	0
	2011[1]	10.00	9.82	1,013	10.00	9.83	0
Templeton Developing Markets VIP Fund	2018	17.57	14.29	24,531	17.89	14.58	5,963
	2017	12.95	17.57	33,427	13.16	17.89	4,921
	2016	11.41	12.95	36,891	11.58	13.16	3,556
	2015	14.70	11.41	19,596	14.88	11.58	2,595
	2014	16.61	14.70	23,353	16.78	14.88	1,989
	2013	17.35	16.61	12,940	17.49	16.78	2,975
	2012	15.87	17.35	15,692	15.97	17.49	4,421
	2011	19.52	15.87	1,670	19.60	15.97	8,267
	2010	17.18	19.52	4,523	17.22	19.60	7,340
	2009	10.30	17.18	1,566	10.31	17.22	2,922
Templeton Foreign VIP Fund	2018	15.85	12.95	52,912	16.14	13.21	15,558
	2017	14.06	15.85	43,358	14.29	16.14	16,007
	2016	13.58	14.06	23,694	13.77	14.29	19,079
	2015	15.03	13.58	2,082	15.22	13.77	0
	2014	17.51	15.03	490	17.69	15.22	0
	2013	14.74	17.51	342	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	4,623	14.30	15.01	4,115
	2009	10.78	14.27	227	10.78	14.30	0
Templeton Global Bond VIP Fund	2018	9.12	8.98	125,744	9.24	9.12	1,251
	2017	9.26	9.12	106,002	9.37	9.24	1,211
	2016	9.31	9.26	110,925	9.40	9.37	0
	2015	10.07	9.31	109,596	10.15	9.40	9,236
	2014	10.24	10.07	83,883	10.29	10.15	0
	2013	10.43	10.24	63,180	10.46	10.29	0
	2012	9.38	10.43	80,424	9.39	10.46	415
	2011[1]	10.00	9.38	871	10.00	9.39	403
Templeton Growth VIP Fund	2018	12.86	10.58	0	13.03	10.74	0
	2017	11.23	12.86	0	11.36	13.03	0
	2016	10.61	11.23	5,571	10.71	11.36	0
	2015	11.74	10.61	6,663	11.83	10.71	0
	2014	12.50	11.74	11,847	12.57	11.83	0
	2013	9.89	12.50	7,843	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	2011[1]	10.00	8.46	0	10.00	8.47	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Third Avenue Value	2018	10.97	8.44	0	11.12	8.58	0
	2017	10.00	10.97	0	10.12	11.12	0
	2016	9.22	10.00	0	9.31	10.12	0
	2015	10.48	9.22	0	10.56	9.31	0
	2014	10.39	10.48	5,330	10.45	10.56	0
	2013	9.04	10.39	6,766	9.07	10.45	0
	2012	7.35	9.04	615	7.36	9.07	0
	2011[1]	10.00	7.35	0	10.00	7.36	0
TOPS® Aggressive Growth ETF	2018	10.84	9.40	0	10.84	9.42	0
	2017[8]	10.00	10.84	0	10.00	10.84	0
TOPS® Balanced ETF	2018	10.35	9.41	0	10.35	9.44	0
	2017[8]	10.00	10.35	0	10.00	10.35	0
TOPS® Conservative ETF	2018	10.16	9.56	0	10.17	9.59	0
	2017[8]	10.00	10.16	0	10.00	10.17	0
TOPS® Growth ETF	2018	10.70	9.41	0	10.71	9.44	0
	2017[8]	10.00	10.70	0	10.00	10.71	0
TOPS® Managed Risk Balanced ETF	2018	10.34	9.42	0	10.35	9.45	0
	2017[8]	10.00	10.34	0	10.00	10.35	0
TOPS® Managed Risk Growth ETF	2018	10.72	9.50	0	10.73	9.52	0
	2017[8]	10.00	10.72	0	10.00	10.73	0
TOPS® Managed Risk Moderate Growth ETF	2018	10.52	9.47	0	10.52	9.50	0
	2017[8]	10.00	10.52	0	10.00	10.52	0
TOPS® Moderate Growth ETF	2018	10.50	9.48	0	10.51	9.51	0
	2017[8]	10.00	10.50	0	10.00	10.51	0
VanEck VIP Global Gold	2018	7.93	6.39	0	8.01	6.46	0
	2017	7.28	7.93	0	7.33	8.01	0
	2016	5.09	7.28	86,848	5.12	7.33	0
	2015	6.95	5.09	6,396	6.98	5.12	0
	2014	7.66	6.95	0	7.67	6.98	0
	2013[4]	10.00	7.66	0	10.00	7.67	0
VanEck VIP Global Hard Assets	2018	5.18	3.58	4,767	5.52	3.64	0
	2017	5.47	5.18	6,183	5.53	5.52	0
	2016	3.95	5.47	47,112	3.99	5.53	0
	2015	6.16	3.95	6,741	6.20	3.99	0
	2014	7.90	6.16	6,595	7.95	6.20	0
	2013	7.42	7.90	15,913	7.44	7.95	0
	2012	7.45	7.42	42,872	7.46	7.44	0
	2011[1]	10.00	7.45	3,260	10.00	7.46	0
Vanguard® VIF Balanced	2018	11.52	10.71	36,520	11.57	10.78	0
	2017	10.44	11.52	274	10.46	11.57	0
	2016	9.77	10.44	0	9.78	10.46	0
	2015[6]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF Capital Growth	2018	12.99	12.35	2,833	13.04	12.42	0
	2017	10.48	12.99	3,524	10.50	13.04	0
	2016	9.82	10.48	1,636	9.82	10.50	0
	2015[6]	10.00	9.82	0	10.00	9.82	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Vanguard® VIF Conservative Allocation	2018	10.71	9.99	5,679	10.75	10.06	0
	2017	10.03	10.71	5,521	10.06	10.75	0
	2016	9.84	10.03	0	9.84	10.06	0
	2015[6]	10.00	9.84	0	10.00	9.84	0
Vanguard® VIF Diversified Value	2018	11.47	10.03	4,323	11.52	10.09	0
	2017	10.54	11.47	4,322	10.56	11.52	0
	2016	9.69	10.54	0	9.70	10.56	0
	2015[6]	10.00	9.69	0	10.00	9.70	0
Vanguard® VIF Equity Income	2018	12.32	11.15	55,152	12.37	11.22	0
	2017	10.83	12.32	20,682	10.85	12.37	0
	2016	9.78	10.83	10,801	9.78	10.85	0
	2015[6]	10.00	9.78	0	10.00	9.78	0
Vanguard® VIF Equity Index	2018	12.27	11.27	4,611	12.32	11.35	0
	2017	10.48	12.27	1,964	10.51	12.32	0
	2016	9.74	10.48	1,001	9.75	10.51	0
	2015[6]	10.00	9.74	0	10.00	9.75	0
Vanguard® VIF Growth	2018	11.84	11.42	568	11.90	11.49	0
	2017	9.40	11.84	551	9.42	11.90	0
	2016	9.88	9.40	0	9.88	9.42	0
	2015[6]	10.00	9.88	0	10.00	9.88	0
Vanguard® VIF High Yield Bond	2018	10.78	10.09	41,891	10.83	10.15	0
	2017	10.47	10.78	37,998	10.50	10.83	0
	2016	9.77	10.47	727	9.78	10.50	0
	2015[6]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF International	2018	13.05	10.97	73,823	13.10	11.04	0
	2017	9.50	13.05	23,118	9.53	13.10	0
	2016	9.70	9.50	0	9.70	9.53	0
	2015[6]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2018	11.92	10.40	21,386	11.98	10.47	0
	2017	10.41	11.92	12,213	10.43	11.98	0
	2016	9.73	10.41	3,441	9.74	10.43	0
	2015[6]	10.00	9.73	0	10.00	9.74	0
Vanguard® VIF Moderate Allocation	2018	11.19	10.24	47,994	11.24	10.30	0
	2017	10.13	11.19	46,521	10.16	11.24	0
	2016	9.79	10.13	82	9.79	10.16	0
	2015[6]	10.00	9.79	0	10.00	9.79	0
Vanguard® VIF Real Estate Index	2018	10.66	9.71	871	10.70	9.77	0
	2017	10.57	10.66	2,092	10.60	10.70	0
	2016	10.14	10.57	19,207	10.14	10.60	0
	2015[6]	10.00	10.14	0	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2018	9.62	9.36	98,505	9.66	9.41	0
	2017	9.80	9.62	27,497	9.82	9.66	0
	2016	9.91	9.80	5,467	9.91	9.82	0
	2015[6]	10.00	9.91	0	10.00	9.91	0
Vanguard® VIF Small Company Growth	2018	12.74	11.37	35,563	12.80	11.44	0
	2017	10.73	12.74	10,771	10.75	12.80	0
	2016	9.70	10.73	2,288	9.70	10.75	0
	2015[6]	10.00	9.70	0	10.00	9.70	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Vanguard® VIF Total Bond Market Index	2018	9.74	9.36	190,057	9.78	9.42	0
	2017	9.78	9.74	98,717	9.81	9.78	0
	2016	9.92	9.78	30,899	9.93	9.81	0
	2015[6]	10.00	9.92	0	10.00	9.93	0
Vanguard® VIF Total Stock Market Index	2018	12.26	11.17	40,704	12.32	11.24	0
	2017	10.54	12.26	12,452	10.56	12.32	0
	2016	9.73	10.54	11,230	9.73	10.56	0
	2015[6]	10.00	9.73	0	10.00	9.73	0
Virtus Duff & Phelps International Series	2018	8.45	6.80	122,999	8.53	6.88	29,150
	2017	7.55	8.45	90,659	7.60	8.53	25,685
	2016	7.94	7.55	29,719	7.98	7.60	23,621
	2015	9.18	7.94	7,389	9.21	7.98	0
	2014	9.89	9.18	9,992	9.90	9.21	0
	2013[4]	10.00	9.89	4,913	10.00	9.90	0
Virtus Duff & Phelps Real Estate Securities Series	2018	11.69	10.55	2,761	11.80	10.67	0
	2017	11.42	11.69	8,738	11.50	11.80	0
	2016	11.06	11.42	14,199	11.12	11.50	0
	2015	11.19	11.06	13,238	11.22	11.12	0
	2014	8.80	11.19	7,753	8.81	11.22	0
	2013[4]	10.00	8.80	0	10.00	8.81	0
Virtus KAR Small-Cap Growth Series	2018	18.18	19.61	8,074	18.32	19.80	0
	2017	13.36	18.18	18,693	13.43	18.32	0
	2016	10.98	13.36	15,066	11.02	13.43	0
	2015	11.29	10.98	3,166	11.30	11.02	0
	2014[5]	10.00	11.29	3,436	10.00	11.30	0
Virtus Newfleet Multi-Sector Intermediate Bond Series	2018	9.87	9.29	62,917	9.97	9.39	0
	2017	9.58	9.87	68,849	9.65	9.97	0
	2016	9.07	9.58	18,813	9.12	9.65	0
	2015	9.51	9.07	16,389	9.54	9.12	0
	2014	9.66	9.51	15,985	9.67	9.54	0
	2013[4]	10.00	9.66	2,605	10.00	9.67	0
Virtus Strategic Allocation Series	2018	11.61	10.55	0	11.72	10.67	0
	2017	10.10	11.61	0	10.18	11.72	0
	2016	10.37	10.10	0	10.43	10.18	0
	2015	11.35	10.37	0	11.38	10.43	0
	2014	10.92	11.35	0	10.94	11.38	0
	2013[4]	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2018	16.26	14.46	0	16.42	14.64	0
	2017	13.51	16.26	0	13.62	16.42	0
	2016	13.08	13.51	0	13.16	13.62	0
	2015	13.53	13.08	0	13.58	13.16	0
	2014	12.92	13.53	2	12.94	13.58	0
	2013	10.17	12.92	0	10.17	12.94	0
	2012[3]	10.00	10.17	0	10.00	10.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
VY Clarion Global Real Estate Portfolio	2018	10.89	9.59	6,240	11.00	9.71	0
	2017	10.21	10.89	7,452	10.29	11.00	0
	2016	10.52	10.21	8,062	10.59	10.29	0
	2015	11.10	10.52	7,691	11.14	10.59	0
	2014	10.11	11.10	7,370	10.13	11.14	0
	2013	10.11	10.11	9,347	10.11	10.13	0
	2012[3]	10.00	10.11	0	10.00	10.11	0
VY Clarion Real Estate Portfolio	2018	12.63	11.26	0	12.76	11.39	0
	2017	12.45	12.63	8,136	12.55	12.76	0
	2016	12.39	12.45	1,061	12.46	12.55	0
	2015	12.47	12.39	3,111	12.53	12.46	0
	2014	9.95	12.47	11,431	9.97	12.53	0
	2013	10.11	9.95	5,526	10.11	9.97	0
	2012[3]	10.00	10.11	0	10.00	10.11	0
Wells Fargo International Equity VT	2018	11.10	8.87	3,997	11.25	9.01	0
	2017	9.24	11.10	6,515	9.35	11.25	0
	2016	9.26	9.24	2,625	9.35	9.35	0
	2015	9.41	9.26	2,428	9.49	9.35	0
	2014	10.30	9.41	3,278	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	2011[1]	10.00	8.13	0	10.00	8.15	0
Wells Fargo Omega Growth VT	2018	16.50	15.98	669	16.72	16.23	0
	2017	12.69	16.50	0	12.84	16.72	0
	2016	13.07	12.69	0	13.19	12.84	0
	2015	13.35	13.07	1,341	13.45	13.19	0
	2014	13.30	13.35	11,196	13.37	13.45	0
	2013	9.84	13.30	3,528	9.88	13.37	0
	2012	8.46	9.84	0	8.47	9.88	0
	2011[1]	10.00	8.46	0	10.00	8.47	0
Wells Fargo Opportunity VT	2018	16.25	14.58	4,320	16.61	14.93	0
	2017	13.97	16.25	2,560	14.25	16.61	0
	2016	12.88	13.97	499	13.12	14.25	0
	2015	13.76	12.88	1,144	13.98	13.12	0
	2014	12.90	13.76	1,115	13.08	13.98	0
	2013	10.22	12.90	1,091	10.34	13.08	0
	2012	9.16	10.22	1,672	9.25	10.34	0
	2011	10.03	9.16	987	10.11	9.25	94
	2010	8.39	10.03	1,108	8.44	10.11	1,347
	2009	5.88	8.39	1,101	5.90	8.44	1,735
	2008	10.15	5.88	0	10.17	5.90	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Western Asset Variable Global High Yield Bond	2018	10.34	9.57	3,428	10.44	9.69	0
	2017	9.87	10.34	3,326	9.95	10.44	0
	2016	8.86	9.87	3,909	8.91	9.95	0
	2015	9.76	8.86	3,794	9.80	8.91	0
	2014	10.26	9.76	3,682	10.28	9.80	0
	2013	10.01	10.26	2,876	10.01	10.28	0
	2012[3]	10.00	10.01	0	10.00	10.01	0
1   For the period April 18, 2011 (date of inception) through December 31, 2011.
2   Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
3   For the period December 28, 2012 (date of inception) through December 31, 2012.
4   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
5   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
6   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
7   Effective August 18, 2017, the subaccount began investing in Class 3 of 7Twelve Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect the investment in Class 4 of 7Twelve Balanced Portfolio.
8   For the period August 18, 2017 (the date first publicly offered) to December 31, 2017.

APPENDIX B
Rider Available for Purchase Only Prior to February 1, 2010
6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — Under this rider, we provide a future “safety net” by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the “Guaranteed Minimum Income Benefit”), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).
There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:
•
There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for Qualified Plans.

•
Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

•
Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment “floor.” However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider during the life of the Contract without receiving any of its benefits.

How do you calculate the Guaranteed Minimum Income Benefit? The Guaranteed Minimum Income Benefit is equal to:
•	Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less

•	any premium tax, less

•	an adjustment for withdrawals, increased

•	at an annual effective rate of interest of 6%.

Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.
•
We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

•
We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

•
We credit a maximum rate of 3% for amounts allocated to the Rydex VIF U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

What happens if I make withdrawals? You may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Guaranteed Minimum Income Benefit.
•
This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:
•	6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.

•	6% of Contract Value if you purchase this rider on a Contract Anniversary.
The Annual Limit will remain the same each Contract Year unless you make additional Purchase Payments after we issue the rider or withdraw more than the Annual Limit.
Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.
What happens if I make a withdrawal that exceeds the Annual Limit? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.
•	This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:

➢	first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and

➢	second by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and
b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.
Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.
We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:
a.	is the amount of the withdrawal that exceeds the Annual Limit, and
b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.
The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the Annual Limit, which will require us to again adjust the Annual Limit.
What happens if I make Purchase Payments? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider’s issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.
What happens when I annuitize? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1.	Annuity Option 2,
2.	Annuity Option 4B, or
3.	the Alternate Benefit, as discussed below.
If you choose Annuity Option 2 or Annuity Option 4B:
•
You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

•	Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10‑year period certain.

•	Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10‑year period certain.

•	We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.

•	For more information, see the discussion of Option 2 and Option 4B under “Annuity Options.”
If you choose the Alternate Benefit:
•
The Alternate Benefit is available only on the tenth anniversary of the date we issued the rider and is not available thereafter. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

•
The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity payments are equal to the amount determined by dividing (a) by (b), where:

a.	is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and
b.	is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):
Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

Note:  Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.
•
We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under “Annuity Options.”

Are there age restrictions on purchasing this rider? On the date the rider was issued, the Annuitant must have been age 79 or younger.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2019

Important Privacy Notice Included See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915B (PRS)	32-69150-02 2019/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497
This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV (the "Separate Account"). Each Subaccount invests in a corresponding mutual fund (each, an "Underlying Fund"). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Mid Cap Value[2]
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I.
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I.
•	Dimensional VA Equity Allocation
•	Dimensional VA Global Bond Portfolio

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or deter-mined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2019

V6915B (PRS)	32-69150-02 2019/05/01

•	Dimensional VA Global Moderate Allocation
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short‑Term Fixed Portfolio
•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP)
•	DWS Core Equity VIP (formerly Deutsche Core Equity VIP)
•	DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP)
•	DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)
•	DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP)
•	DWS High Income VIP (formerly Deutsche High Income VIP)
•	DWS International Growth VIP (formerly Deutsche International Growth VIP)
•	DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP)
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond
•	Ivy VIP Global Equity Income
•	Ivy VIP Global Growth
•	Ivy VIP Growth
•	Ivy VIP High Income
•	Ivy VIP International Core Equity

2

•	Ivy VIP Limited-Term Bond
•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
•	Ivy VIP Science and Technology
•	Ivy VIP Securian Real Estate Securities
•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth
•	Ivy VIP Value
•	Janus Henderson VIT Enterprise
•	Janus Henderson VIT Forty
•	Janus Henderson VIT Mid Cap Value
•	Janus Henderson VIT Overseas
•	Janus Henderson VIT Research
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Sustainable Equity
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged))
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Multi-Asset Absolute Return
•	Putnam VT Multi-Cap Core (formerly Putnam VT Investors)
•	Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities)
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®

3

•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Global Bond Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth[3]
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total International Stock Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small‑Cap Growth Series
•	Virtus Newfleet Multi‑Sector Intermediate Bond Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments."

2
The American Century VP Mid Cap Value Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2015. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2015, you may not allocate Purchase Payments or transfer your Contract Value to the American Century VP Mid Cap Value Subaccount.

3
The Vanguard® VIF Small Company Growth Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2019. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2019, you may not allocate Purchase Payments or transfer your Contract Value to the Vanguard® VIF Small Company Growth Subaccount.

4

Due to the number of the Contract's Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2019, which has been filed with the SEC contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1‑800‑888‑2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.
5

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Adminis-tration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity ("annuity") — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as "we", "our," or "us."
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

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Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual ("Non‑Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code ("IRA" or "Qualified Contract"). Please see the discussion under "The Contract" for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own invest-ment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

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Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under "Return of Premium Death Benefit Rider."
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge."
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount's average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See "Mortality and Expense Risk Charge."
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge" for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%.  The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See "Administration Charge."
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under

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the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.

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Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.20%
Annual Administration Charge[2]	0.25%
Return of Premium Death Benefit Rider Charge[3]	0.35%
Total Separate Account Annual Expenses	0.80%
1    During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge."
2    This charge may differ for Subaccounts that the Company adds in the future. See the discussion under "Administration Charge."
3    The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before December 28, 2012.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.11%	48.64%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.11%	2.20%
1   Expenses deducted from Underlying Fund assets include manage-ment fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2018, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2018. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2020.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the administration charge of 0.25% and the Return of Premium Death Benefit rider charge for Contracts issued on or after December 28, 2012) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$303	$6,405	$8,288	$9,085

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$ 93	$ 290	$ 504	$1,120

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

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Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company's indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2018, the Company had total assets under management of approximately $33.5 billion. The Company's address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contract is Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority ("FINRA").
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Changes to Investments."
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the

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SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The invest-ment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the invest-ment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund's overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class (if applicable), a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds' investment objectives, strategies and risks, please refer to the Underlying Funds' prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Under-lying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund's investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0.25% to 0.50% of the average

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net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more infor-mation). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or adminis-tered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Administration Charge."
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC ("SE2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.

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The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan ("Non‑Qualified Plan"). The Contract is also eligible for purchase in connec-tion with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or "Qualified Contract"). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protec-tion for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

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Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under "Death Benefit."
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any with-drawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments propor-tionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under "Death Benefit."
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.

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The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard "good order" means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, "good order" means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an "Automatic Allocation Program") by telephone provided the proper form is properly completed, signed, and received at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."
Fund Liquidations.  If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for  scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no

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longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a "Closed Subaccount"), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Vanguard® VIF Small Company Growth	May 1, 2019

In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount.
If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, those automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VIP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

•
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater

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number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Admin-istrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automati-cally transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Admin-istrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

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You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See "Cut-Off Times." In addition, a transfer request will not be processed until it is in good order. In this regard, "good order" means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount(s) and we believe that suspen-sion of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;

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•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value[1], American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio,  Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi‑Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppen-heimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT International Bond (Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Multi-Asset Absolute Return, Putnam VT Multi-Cap Core, Putnam VT Small Cap Growth
30 days

Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days

24

Subaccount	Transfer Block Restriction (# of Calendar Days)
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth[2], Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   You may transfer Contract Value to the American Century VP Mid Cap Value Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2015.
2   You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2019.

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right

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to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemp-tions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund share-holders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception,the Probabilities, Redwood, Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio manage-ment of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,

26

•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumu-lation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such trans-action by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the trans-action (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumu-lation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See "Cut-Off Times."
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.20% and the administration charge of 0.25% are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge

27

from each Subaccount on each Valuation Date. See the Statement of Additional Infor-mation for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as "cut-off times." Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally, 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." In addition, a withdrawal will not be processed until it is in good order. In this regard, "good order" means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner's signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge." The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any

28

premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See "Premium Tax Charge."
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic with-drawal exceed the Contract Value less any uncollected premium taxes (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

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Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any uncol-lected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instruc-tions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discus-sion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to

30

receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount's average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount's average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

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Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%.  The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and munici-palities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. The rider may not be available in all states.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if

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any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15, 20 or 30 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal

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under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a with-drawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 30 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to

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the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15, 20 or 30 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subse-quent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated

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to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non‑natural Persons." See "Federal Tax Matters."
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan represen-tative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

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•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and informa-tion security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an

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Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax conse-quences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract's pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner's gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract's investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account invest-ments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner's right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was

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sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying invest-ments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Under-lying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons," "Diversification Standards," and "Owner Control." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, deter-mined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under

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the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, com-mencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-under) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

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Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regard-less of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners and beneficiaries are responsible

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for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs."
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $6,000 (for 2019).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($103,000 to $123,000 for a married couple filing a joint return and $64,000 to $74,000 for a single taxpayer in 2019). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $193,000 and $203,000 (for 2019). Nondeduc-tible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner's retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contri-bution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $122,000 to $137,000 in adjusted gross income for 2019 ($193,000 to $203,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any

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Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contribu-tions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a tradi-tional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay "qualified" higher education expenses; or (xi) made to pay certain "eligible first-time home buyer expenses."
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The

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rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "invest-ment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an invest-ment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also

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authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present inter-pretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts partici-pating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company's management believes further investment in shares of any Underlying Fund should become inap-propriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

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The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you auto-matically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its proce-dures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in

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accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company's Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.
Contract Sales. The Contract is offered to the public through SDL's registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDL, the "Selling Broker-Dealers"). Registered represen-tatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2018, 2017, and 2016, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $2,435,279, $3,183,727, and $3,496,117, respectively. SDL passes through commis-sions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract.
Payment of Compensation. The Company may pay commis-sions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDL and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The registered representative you work with in purchasing the Contract may receive a portion of the compen-sation the Company pays to his or her broker-dealer (including registered representatives of SDL), depending on the

47

agreement between the broker-dealer and the registered representative and the broker-dealer's internal compen-sation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.
Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers' obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connec-tion with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reim-bursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representa-tives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top ten Selling Broker-Dealers that received additional com-pensation from the Company in 2018 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Plan Corporation, Advanced Advisor Group, LLC, Cetera Advisor Networks, LLC, GWN Securities, Inc., Lincoln Investment Planning, LLC, LPL Financial Corporation, OFG Financial Services, Inc., PlanMember Securities Corporation, Royal Alliance Associates, Inc., and Sagepoint Financial, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered represen-tatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrange-ments into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connec-tion with your purchase of a Contract.

48

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subac-count will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount's administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until March 19, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, charac-teristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of any of the SEC's prescribed fees, and may also be obtained from the SEC's web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

49

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

Share Classes, Objectives, and Advisers for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	Class 3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors LLC
AB VPS Dynamic Asset Allocation	Class B	Maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Growth and Income	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Small/ Mid Cap Value	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
Alger Capital Appreciation	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
Alger Large Cap Growth	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
ALPS/Alerian Energy Infrastructure	Class III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc.
American Century VP Income & Growth	Class II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Inflation Protection	Class II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt. Inc.
American Century VP International	Class II	Seeks capital growth.	American Century Investment Mgmt. Inc.
American Century VP Mid Cap Value[1]	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Value	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.

50

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Asset Allocation	Class 4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	Class 4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth	Class 4	Provide capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	Class 4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	Class 4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	Class 4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	Class 4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	Class 3	Maximize total return, consistent with income generation and prudent investment manage-ment.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
Dimensional VA Equity Allocation		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd

51

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Moderate Allocation
Seeks total return consisting of capital appre-ciation and current income. This is a "fund of funds," which means that the Portfolio uses its assets to purchase other mutual funds managed by Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
DWS Capital Growth VIP	Class B	Provide long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Core Equity VIP	Class B	Seeks long-term capital growth, current income and income growth.	DWS Investment Mgmt. Americas Inc.
DWS CROCI® U.S. VIP	Class B	Achieve a high rate of total return.	DWS Investment Mgmt. Americas Inc.
DWS Global Small Cap VIP	Class B	Seeks above-average capital appreciation over the long term.	DWS Investment Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	Class B	Seeks high current income consistent with preservation of capital.	DWS Investment Mgmt. Americas Inc.
DWS High Income VIP	Class B	Provide a high level of current income.	DWS Investment Mgmt. Americas Inc.
DWS International Growth VIP	Class B	Seeks long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	Class B	Seeks long-term capital appreciation.	DWS Investment Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	Class II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.

52

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

53

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo LLC	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; Fidelity Investment Money Mgmt. Inc.; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

FormulaFolios US Equity Portfolio	Class 1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the invest-ment manager believes have the potential for capital appreciation.
Franklin Advisers Inc.
Franklin Growth and Income VIP Fund	Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
Franklin Advisers Inc.
Franklin Income VIP Fund	Class 2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers Inc.
Franklin Large Cap Growth VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers Inc.
Franklin Mutual Global Discovery VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers LLC
Franklin Mutual Shares VIP Fund	Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market condi-tions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers LLC
Franklin Rising Dividends VIP Fund	Class 2
Seeks long-term capital appreciation, with preservation of capital as an important consider-ation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services LLC
Franklin Small Cap Value VIP Fund	Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services LLC
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers Inc.

54

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Strategic Income VIP Fund	Class 2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers Inc.
Franklin U.S. Government Securities VIP Fund	Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consis-tent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors LLC
Guggenheim VIF High Yield		Seeks high current income, capital appreciation is secondary objective.	Security Investors LLC
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Managed Asset Allocation		Provide capital growth and, secondarily, capital preservation.	Security Investors LLC
Guggenheim VIF Mid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term capital growth.	Security Investors LLC

55

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appre-ciation and income.	Security Investors LLC
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through invest-ments in equity securities, including common stocks, preferred stocks and securities conver-tible into common and preferred stocks	Invesco Advisers Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. Growth and Income	Series II	Seek long-term growth of capital and income.	Invesco Advisers Inc.
Invesco V.I. Health Care	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.	Invesco Advisers Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.

56

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preser-vation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt. Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt. Inc.

57

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term capital growth.	Lord Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital apprecia-tion.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	Class II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.

58

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morgan Stanley VIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation and some current income.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	Class I	Seeks long-term capital growth by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC

59

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short‑Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
Pioneer Bond VCT	Class II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Equity Income VCT	Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer High Yield VCT	Class II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Real Estate Shares VCT	Class II	Seeks long-term capital growth.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Strategic Income VCT	Class II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt. Inc.
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Mgmt. LLC
Putnam VT Diversified Income	Class IB	Seeks as high a level of current income as Putnam Investment Management LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Equity Income	Class IB	Seeks capital growth and current income	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Global Asset Allocation	Class IB	Seeks long-term return consistent with preser-vation of capital.	Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Growth Opportunities	Class IB	Seeks capital appreciation.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT High Yield	Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)

60

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Income	Class IB	Seeks high current income consistent with what Putnam Investment Management LLC believes to be prudent risk.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Multi-Asset Absolute Return	Class IB
Earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Multi‑Cap Core	Class IB	Seeks long-term capital growth and any increased income that results from this growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Small Cap Growth	Class IB	Seeks long-term capital growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Redwood Managed Volatility	Class N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors LLC
Rydex VIF Commodities Strategy		Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors LLC
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors LLC
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific bench-mark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Security Investors LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors LLC

61

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies involved in the energy services field, including those that provide services and equip-ment in the areas of oil, coal, and gas explora-tion and production.
Security Investors LLC
Rydex VIF Europe 1.25x Strategy	Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Security Investors LLC
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies involved in the financial services sector.	Security Investors LLC
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Health Care	Seeks capital appreciation by investing in companies involved in the health care industry.	Security Investors LLC
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors LLC
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors LLC
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

62

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price move-ments of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Mid-Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse NASDAQ‑100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Security Investors LLC
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertain-ment businesses.	Security Investors LLC

63

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund's current benchmark is the NASDAQ-100 Index®.	Security Investors LLC
Rydex VIF NASDAQ‑100® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors LLC
Rydex VIF Real Estate	Provide capital appreciation by investing in companies involved in the real estate industry, including real estate investment trusts.	Security Investors LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors LLC
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

64

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for large-cap value securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Value Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for mid-cap growth securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for mid-cap value securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for small-cap growth securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for small-cap value securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors LLC
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the perfor-mance of a specific benchmark, before fees and expenses, on a daily basis. The fund's current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors LLC
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors LLC

65

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transporta-tion equipment.	Security Investors LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors LLC
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors LLC
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
SEI VP Balanced Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market partici-pation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	Class III	Manage risk of loss while providing the oppor-tunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Defensive Strategy	Class III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market partici-pation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	Class III	Seeks Long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	Class III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	Class II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates Inc.
T. Rowe Price Equity Income	Class II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates Inc.
T. Rowe Price Health Sciences	Class II	Seeks long-term capital appreciation.	T. Rowe Price Associates Inc.
T. Rowe Price Limited‑Term Bond	Class II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates Inc.
Templeton Developing Markets VIP Fund	Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC

66

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Templeton Global Bond VIP Fund	Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers Inc.
Templeton Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests predomi-nantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	Class S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc.
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc.; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Global Bond Index		Track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard Group Inc.

67

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners LLC; William Blair Investment Mgmt. LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc.
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc.
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc.
Vanguard® VIF Small Company Growth[1]		Provide long-term capital appreciation.	ArrowMark Colorado Holdings LLC (ArrowMark Partners); Vanguard Group Inc.
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc.
Vanguard® VIF Total International Stock Market Index		Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard Group Inc.
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc.
Virtus Duff & Phelps International Series	Class A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	Class A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus KAR Small-Cap Growth Series	Class A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	Class A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.; Newfleet Asset Mgmt. LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	Class S2	Seeks long-term capital appreciation.	Voya Investments LLC	Voya Investment Mgmt. Co. LLC (US)

68

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
VY Clarion Global Real Estate Portfolio	Class S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	Class S2	Seeks total return including capital appreciation and curent income.	Voya Investments LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	Class II	Maximize total return.	Legg Mason Partners Fund Advisor LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd
1 Currently unavailable for new applications and existing Contracts not currently allocated to the Subaccount. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments."

69

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2018.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio[7]	2018	9.88	8.74	68,437
	2017	9.27	9.88	62,599
	2016	8.78	9.27	15,358
	2015	9.81	8.78	19,183
	2014	10.19	9.81	18,629
	2013[4]	10.00	10.19	0
AB VPS Dynamic Asset Allocation	2018	10.55	9.44	4,320
	2017	9.55	10.55	4,193
	2016	9.56	9.55	0
	2015	10.03	9.56	2,549
	2014[5]	10.00	10.03	2,473
AB VPS Global Thematic Growth	2018	15.36	13.36	0
	2017	11.67	15.36	2,743
	2016	12.18	11.67	0
	2015	12.29	12.18	0
	2014	12.13	12.29	0
	2013	10.22	12.13	0
	2012[3]	10.00	10.22	0
AB VPS Growth and Income	2018	16.79	15.27	87
	2017	14.65	16.79	5,126
	2016	13.66	14.65	8,419
	2015	13.94	13.66	10,372
	2014	13.20	13.94	6,530
	2013	10.15	13.20	10,452
	2012[3]	10.00	10.15	0
AB VPS Small/Mid Cap Value	2018	17.10	13.99	6,498
	2017	15.68	17.10	7,375
	2016	13.01	15.68	5,964
	2015	14.28	13.01	2,472
	2014	13.57	14.28	2,972
	2013	10.20	13.57	5,379
	2012[3]	10.00	10.20	0
Alger Capital Appreciation	2018	18.33	17.64	3,956
	2017	14.51	18.33	33,452
	2016	14.99	14.51	9,288
	2015	14.65	14.99	9,173
	2014	13.36	14.65	4,401
	2013	10.26	13.36	10,783
	2012	9.01	10.26	0
	2011[1]	10.00	9.01	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Alger Large Cap Growth	2018	15.52	15.25	0
	2017	12.55	15.52	6,687
	2016	13.15	12.55	5,928
	2015	13.43	13.15	12,531
	2014	12.57	13.43	1,892
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	2011[1]	10.00	9.15	0
ALPS/Alerian Energy Infrastructure	2018	8.98	7.03	10,151
	2017	9.38	8.98	11,570
	2016	6.89	9.38	8,053
	2015	11.50	6.89	5,870
	2014	10.64	11.50	6,569
	2013[4]	10.00	10.64	5,764
American Century VP Income & Growth	2018	17.08	15.31	35,616
	2017	14.70	17.08	31,025
	2016	13.44	14.70	27,026
	2015	14.79	13.44	36,611
	2014	13.63	14.79	19,859
	2013	10.41	13.63	0
	2012	9.42	10.41	6,528
	2011[1]	10.00	9.42	0
American Century VP Inflation Protection	2018	8.37	7.86	20,285
	2017	8.36	8.37	16,478
	2016	8.29	8.36	12,776
	2015	8.79	8.29	5,643
	2014	8.81	8.79	2,865
	2013	9.97	8.81	2,780
	2012[3]	10.00	9.97	0
American Century VP International	2018	11.52	9.43	9,540
	2017	9.11	11.52	9,394
	2016	9.98	9.11	18,569
	2015	10.28	9.98	18,177
	2014	11.28	10.28	12,898
	2013	9.55	11.28	13,525
	2012	8.17	9.55	1,063
	2011 [1]	10.00	8.17	0
American Century VP Mid Cap Value	2018	17.62	14.81	7,099
	2017	16.36	17.62	8,040
	2016	13.80	16.36	9,630
	2015	14.51	13.80	12,460
	2014	12.92	14.51	14,478
	2013	10.30	12.92	12,292
	2012	9.17	10.30	4,563
	2011 [1]	10.00	9.17	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP Value	2018	16.15	14.15	18,738
	2017	15.39	16.15	25,095
	2016	13.25	15.39	35,704
	2015	14.29	13.25	21,861
	2014	13.10	14.29	21,794
	2013	10.31	13.10	16,954
	2012	9.32	10.31	942
	2011[1]	10.00	9.32	519
American Funds IS® Asset Allocation	2018	11.75	10.80	367,116
	2017	10.49	11.75	355,932
	2016	9.95	10.49	0
	2015	10.18	9.95	0
	2014[5]	10.00	10.18	0
American Funds IS® Blue Chip Income and Growth	2018	13.08	11.51	5,658
	2017	11.60	13.08	13,858
	2016	10.13	11.60	403,102
	2015	10.84	10.13	123,166
	2014[5]	10.00	10.84	3,516
American Funds IS® Global Bond	2018	8.95	8.50	7,655
	2017	8.69	8.95	3,399
	2016	8.78	8.69	911
	2015	9.49	8.78	910
	2014[5]	10.00	9.49	1,678
American Funds IS® Global Growth	2018	12.85	11.27	1,200
	2017	10.15	12.85	644
	2016	10.47	10.15	53
	2015	10.16	10.47	119
	2014[5]	10.00	10.16	0
American Funds IS® Global Growth and Income	2018	11.99	10.44	1,169
	2017	9.86	11.99	453
	2016	9.54	9.86	440
	2015	10.04	9.54	549
	2014[5]	10.00	10.04	0
American Funds IS® Global Small Capitalization	2018	11.43	9.85	1,878
	2017	9.42	11.43	1,822
	2016	9.58	9.42	0
	2015	9.91	9.58	0
	2014[5]	10.00	9.91	0
American Funds IS® Growth	2018	14.26	13.71	23,024
	2017	11.53	14.26	128,309
	2016	10.93	11.53	1,070
	2015	10.62	10.93	5,630
	2014[5]	10.00	10.62	22
American Funds IS® Growth-Income	2018	13.15	12.44	11,453
	2017	11.15	13.15	32,895
	2016	10.38	11.15	2,527
	2015	10.61	10.38	917
	2014[5]	10.00	10.61	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® International	2018	11.02	9.22	29,753
	2017	8.65	11.02	22,872
	2016	8.67	8.65	7,648
	2015	9.42	8.67	9,525
	2014[5]	10.00	9.42	0
American Funds IS® International Growth and Income	2018	9.80	8.38	16,537
	2017	8.14	9.80	300,178
	2016	8.32	8.14	16,753
	2015	9.15	8.32	13,866
	2014[5]	10.00	9.15	0
American Funds IS® Mortgage	2018	9.41	9.10	1,365
	2017	9.65	9.41	1,411
	2016	9.79	9.65	27,209
	2015	9.98	9.79	1,938
	2014[5]	10.00	9.98	0
American Funds IS® New World	2018	10.68	8.85	63,635
	2017	8.57	10.68	219,543
	2016	8.44	8.57	20,820
	2015	9.04	8.44	19,955
	2014[5]	10.00	9.04	5,434
American Funds IS® U.S. Government/AAA‑Rated Securities	2018	9.30	9.03	0
	2017	9.51	9.30	0
	2016	9.75	9.51	20,392
	2015	9.96	9.75	16,953
	2014[5]	10.00	9.96	2,038
BlackRock Advantage Large Cap Core V.I.	2018	16.68	15.22	1,474
	2017	14.15	16.68	2,546
	2016	13.29	14.15	0
	2015	13.72	13.29	3,564
	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	2011[1]	10.00	9.07	0
BlackRock Basic Value V.I.	2018	14.72	13.07	6,972
	2017	14.11	14.72	6,766
	2016	12.40	14.11	0
	2015	13.68	12.40	0
	2014	12.92	13.68	12,138
	2013	9.71	12.92	15,349
	2012	8.84	9.71	0
	2011[1]	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2018	16.02	15.81	3,719
	2017	12.48	16.02	3,446
	2016	12.93	12.48	0
	2015	12.56	12.93	0
	2014	11.97	12.56	6,978
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	2011[1]	10.00	8.47	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Equity Dividend V.I.	2018	15.77	14.10	33,300
	2017	14.01	15.77	35,455
	2016	12.49	14.01	36,015
	2015	13.04	12.49	17,585
	2014	12.38	13.04	21,943
	2013	10.32	12.38	28,026
	2012	9.55	10.32	20,662
	2011[1]	10.00	9.55	5,810
BlackRock Global Allocation V.I.	2018	11.01	9.83	5,686
	2017	10.02	11.01	10,342
	2016	9.99	10.02	13,283
	2015	10.45	9.99	28,010
	2014	10.61	10.45	20,101
	2013	9.60	10.61	22,404
	2012	9.04	9.60	7,906
	2011[1]	10.00	9.04	0
BlackRock High Yield V.I.	2018	10.95	10.27	32,874
	2017	10.58	10.95	139,524
	2016	9.71	10.58	83,987
	2015	10.45	9.71	15,353
	2014	10.55	10.45	12,947
	2013	10.02	10.55	90,486
	2012[3]	10.00	10.02	0
BlackRock Large Cap Focus Growth V.I.	2018	18.29	18.16	2,212
	2017	14.65	18.29	2,146
	2016	14.10	14.65	2,083
	2015	14.24	14.10	2,021
	2014	12.93	14.24	1,961
	2013	10.02	12.93	1,903
	2012	9.04	10.02	0
	2011[1]	10.00	9.04	0
Dimensional VA Global Bond Portfolio	2018	8.92	8.73	32,214
	2017	9.08	8.92	32,092
	2016	9.27	9.08	65,364
	2015	9.49	9.27	63,606
	2014	9.59	9.49	30,880
	2013	10.00	9.59	6,080
	2012[3]	10.00	10.00	0
Dimensional VA International Small Portfolio	2018	14.58	11.25	35,315
	2017	11.66	14.58	52,446
	2016	11.41	11.66	51,843
	2015	11.21	11.41	55,124
	2014	12.36	11.21	22,534
	2013	10.11	12.36	2,116
	2012[3]	10.00	10.11	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dimensional VA International Value Portfolio	2018	12.07	9.63	81,426
	2017	9.97	12.07	90,321
	2016	9.50	9.97	83,705
	2015	10.61	9.50	79,458
	2014	11.88	10.61	39,428
	2013	10.15	11.88	13,705
	2012[3]	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2018	8.44	8.26	99,062
	2017	8.70	8.44	90,269
	2016	8.97	8.70	124,899
	2015	9.29	8.97	62,041
	2014	9.65	9.29	29,271
	2013	10.00	9.65	53,813
	2012[3]	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2018	17.66	14.93	139,214
	2017	15.42	17.66	108,868
	2016	13.48	15.42	86,881
	2015	14.50	13.48	87,340
	2014	13.81	14.50	42,755
	2013	10.20	13.81	6,744
	2012[3]	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2018	16.75	13.56	42,981
	2017	15.86	16.75	46,236
	2016	12.93	15.86	45,381
	2015	14.18	12.93	52,407
	2014	14.21	14.18	29,333
	2013	10.21	14.21	3,346
	2012[3]	10.00	10.21	0
Dreyfus IP Small Cap Stock Index	2018	17.52	15.40	27,754
	2017	16.13	17.52	17,287
	2016	13.28	16.13	13,986
	2015	14.08	13.28	14,547
	2014	13.86	14.08	4,893
	2013	10.20	13.86	3,062
	2012[3]	10.00	10.20	0
Dreyfus IP Technology Growth	2018	19.03	18.15	3,092
	2017	13.84	19.03	1,428
	2016	13.72	13.84	969
	2015	13.41	13.72	444
	2014	13.02	13.41	328
	2013	10.17	13.02	282
	2012[3]	10.00	10.17	0
Dreyfus Stock Index	2018	17.37	15.97	11,314
	2017	14.84	17.37	21,260
	2016	13.78	14.84	14,462
	2015	14.14	13.78	4,243
	2014	12.94	14.14	7,230
	2013	10.17	12.94	0
	2012[3]	10.00	10.17	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus VIF Appreciation	2018	14.81	13.29	0
	2017	12.07	14.81	0
	2016	11.61	12.07	0
	2015	12.35	11.61	5,587
	2014	11.85	12.35	0
	2013	10.16	11.85	0
	2012[3]	10.00	10.16	0
Dreyfus VIF International Value	2018	7.51	6.03	9,952
	2017	6.07	7.51	6,031
	2016	6.38	6.07	3,192
	2015	6.81	6.38	3,451
	2014	7.80	6.81	3,369
	2013	6.58	7.80	1,832
	2012	6.06	6.58	420
	2011	7.72	6.06	426
	2010	7.66	7.72	399
	2009	6.07	7.66	2,060
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP )	2018	17.85	16.92	1,723
	2017	14.67	17.85	1,696
	2016	14.60	14.67	1,667
	2015	13.95	14.60	6,367
	2014	12.81	13.95	6,583
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	2011[1]	10.00	8.85	0
DWS Core Equity VIP (formerly Deutsche Core Equity VIP )[2]	2018	17.88	16.23	5,783
	2017	15.33	17.88	6,511
	2016	14.40	15.33	6,609
	2015	14.20	14.40	9,647
	2014	13.18	14.20	1,462
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	2011[1]	10.00	8.93	0
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP )	2018	12.76	11.01	0
	2017	10.79	12.76	0
	2016	11.70	10.79	0
	2015	13.05	11.70	0
	2014	12.24	13.05	0
	2013	9.71	12.24	3,760
	2012	9.18	9.71	0
	2011[1]	10.00	9.18	0
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP )	2018	12.54	9.60	1,922
	2017	10.86	12.54	1,936
	2016	11.09	10.86	363
	2015	11.38	11.09	464
	2014	12.31	11.38	1,555
	2013	9.39	12.31	461
	2012	8.46	9.39	200
	2011[1]	10.00	8.46	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP )	2018	8.89	8.60	0
	2017	9.08	8.89	994
	2016	9.33	9.08	2,322
	2015	9.69	9.33	4,583
	2014	9.56	9.69	7,489
	2013	10.23	9.56	4,314
	2012	10.33	10.23	10,878
	2011[1]	10.00	10.33	2,500
DWS High Income VIP (formerly Deutsche High Income VIP )	2018	10.52	9.88	582
	2017	10.16	10.52	0
	2016	9.33	10.16	0
	2015	10.16	9.33	0
	2014	10.39	10.16	0
	2013	10.01	10.39	2,942
	2012[3]	10.00	10.01	0
DWS International Growth VIP (formerly Deutsche International Growth VIP )	2018	11.69	9.38	11,291
	2017	9.66	11.69	9,278
	2016	9.67	9.66	0
	2015	10.17	9.67	0
	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	2011 [1]	10.00	7.87	0
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP )	2018	13.73	11.09	0
	2017	12.90	13.73	1,572
	2016	11.46	12.90	0
	2015	12.14	11.46	0
	2014	11.95	12.14	0
	2013	9.19	11.95	7,018
	2012	8.39	9.19	0
	2011[1]	10.00	8.39	0
Eaton Vance VT Floating-Rate Income	2018	9.83	9.49	79,306
	2017	9.84	9.83	15,524
	2016	9.35	9.84	92,342
	2015	9.77	9.35	14,472
	2014[5]	10.00	9.77	1,935
Federated Fund for U.S. Government Securities II	2018	9.74	9.45	45,770
	2017	9.89	9.74	51,261
	2016	10.08	9.89	49,344
	2015	10.38	10.08	35,975
	2014	10.27	10.38	3,354
	2013	10.85	10.27	0
	2012	10.91	10.85	0
	2011	10.67	10.91	0
	2010	10.51	10.67	4,525
	2009	10.34	10.51	21,199

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Federated High Income Bond II	2018	14.09	13.14	12,661
	2017	13.69	14.09	19,963
	2016	12.37	13.69	11,760
	2015	13.16	12.37	1,806
	2014	13.30	13.16	2,896
	2013	12.90	13.30	23,986
	2012	11.68	12.90	3,337
	2011	11.53	11.68	3,996
	2010	10.43	11.53	6,200
	2009	7.08	10.43	7,918
Fidelity® VIP Balanced	2018	13.60	12.55	70,585
	2017	12.12	13.60	65,453
	2016	11.73	12.12	75,225
	2015	12.10	11.73	105,035
	2014	11.38	12.10	98,936
	2013	9.88	11.38	45,680
	2012	8.90	9.88	29,255
	2011 [1]	10.00	8.90	0
Fidelity® VIP Contrafund®	2018	15.57	14.05	42,265
	2017	13.26	15.57	47,685
	2016	12.74	13.26	67,146
	2015	13.13	12.74	72,639
	2014	12.17	13.13	59,878
	2013	9.62	12.17	71,479
	2012	8.58	9.62	17,793
	2011	9.13	8.58	15,916
	2010	8.08	9.13	6,527
	2009	6.18	8.08	9,482
Fidelity® VIP Disciplined Small Cap	2018	15.76	13.20	5,394
	2017	15.27	15.76	4,088
	2016	12.93	15.27	3,859
	2015	13.68	12.93	3,823
	2014	13.49	13.68	1,839
	2013	10.12	13.49	482
	2012	8.84	10.12	0
	2011[1]	10.00	8.84	510
Fidelity® VIP Emerging Markets	2018	12.09	9.56	39,632
	2017	8.51	12.09	30,504
	2016	8.56	8.51	21,521
	2015	9.88	8.56	26,578
	2014	10.11	9.88	5,001
	2013	10.09	10.11	26,868
	2012[3]	10.00	10.09	0
Fidelity® VIP Growth & Income	2018	17.43	15.29	10,500
	2017	15.47	17.43	11,148
	2016	13.83	15.47	11,143
	2015	14.69	13.83	10,363
	2014	13.79	14.69	15,115
	2013	10.71	13.79	4,760
	2012	9.38	10.71	6,121
	2011[1]	10.00	9.38	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Growth Opportunities	2018	17.40	18.86	82,329
	2017	13.42	17.40	7,916
	2016	13.89	13.42	11,386
	2015	13.64	13.89	14,919
	2014	12.61	13.64	21,749
	2013	9.49	12.61	23,561
	2012	8.24	9.49	6,665
	2011	8.36	8.24	0
	2010	7.01	8.36	0
	2009	4.99	7.01	965
Fidelity® VIP High Income	2018	10.53	9.80	8,325
	2017	10.20	10.53	8,803
	2016	9.24	10.20	21,491
	2015	9.95	9.24	2,690
	2014	10.21	9.95	4,925
	2013	10.00	10.21	70,199
	2012[3]	10.00	10.00	0
Fidelity® VIP Index 500	2018	15.64	14.39	186,250
	2017	13.33	15.64	135,480
	2016	12.37	13.33	213,726
	2015	12.67	12.37	102,940
	2014	11.57	12.67	100,999
	2013	9.08	11.57	289,639
	2012	8.13	9.08	19,092
	2011	8.27	8.13	7,037
	2010	7.46	8.27	5,441
	2009	6.11	7.46	6,163
Fidelity® VIP Investment Grade Bond	2018	10.75	10.30	88,494
	2017	10.70	10.75	71,497
	2016	10.60	10.70	103,503
	2015	11.07	10.60	67,542
	2014	10.85	11.07	50,550
	2013	11.47	10.85	27,900
	2012	11.24	11.47	22,498
	2011	10.87	11.24	15,062
	2010	10.46	10.87	16,532
	2009	9.38	10.46	24,316
Fidelity® VIP Mid Cap	2018	14.73	12.13	29,984
	2017	12.65	14.73	28,528
	2016	11.70	12.65	60,262
	2015	12.31	11.70	45,984
	2014	12.02	12.31	43,460
	2013	9.16	12.02	49,071
	2012	8.27	9.16	3,201
	2011[1]	10.00	8.27	115

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Overseas	2018	11.52	9.45	23,196
	2017	9.17	11.52	21,319
	2016	10.02	9.17	11,321
	2015	10.04	10.02	8,154
	2014	11.34	10.04	5,379
	2013	9.02	11.34	1,074
	2012	7.75	9.02	0
	2011[1]	10.00	7.75	0
Fidelity® VIP Real Estate	2018	13.97	12.62	17,597
	2017	13.93	13.97	25,628
	2016	13.67	13.93	36,657
	2015	13.68	13.67	40,695
	2014	10.91	13.68	41,484
	2013	11.11	10.91	16,418
	2012	9.72	11.11	12,194
	2011[1]	10.00	9.72	517
Fidelity® VIP Strategic Income	2018	10.47	9.83	37,515
	2017	10.08	10.47	23,015
	2016	9.66	10.08	29,051
	2015	10.20	9.66	8,817
	2014	10.21	10.20	7,978
	2013	10.57	10.21	6,488
	2012	9.92	10.57	25,009
	2011[1]	10.00	9.92	0
FormulaFolios US Equity Portfolio	2018	10.66	9.13	22,469
	2017	9.91	10.66	18,651
	2016	9.95	9.91	117,709
	2015[6]	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2018	14.57	14.52	14,218
	2017	11.88	14.57	0
	2016	12.67	11.88	0
	2015	12.56	12.67	0
	2014	12.25	12.56	4,978
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	2011[1]	10.00	8.74	0
Franklin Growth and Income VIP Fund	2018	15.76	14.52	2,090
	2017	14.08	15.76	2,028
	2016	13.06	14.08	1,968
	2015	13.64	13.06	1,910
	2014	12.93	13.64	1,854
	2013	10.33	12.93	1,799
	2012	9.53	10.33	8,119
	2011[1]	10.00	9.53	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Income VIP Fund	2018	11.99	11.08	62,881
	2017	11.31	11.99	65,320
	2016	10.27	11.31	69,259
	2015	11.44	10.27	64,851
	2014	11.32	11.44	209,620
	2013	10.28	11.32	57,983
	2012	9.45	10.28	8,582
	2011[1]	10.00	9.45	0
Franklin Large Cap Growth VIP Fund	2018	16.15	15.37	320
	2017	13.05	16.15	281
	2016	13.75	13.05	0
	2015	13.48	13.75	0
	2014	12.41	13.48	2,102
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	2011[1]	10.00	9.20	0
Franklin Mutual Global Discovery VIP Fund	2018	13.23	11.34	6,299
	2017	12.61	13.23	16,811
	2016	11.63	12.61	17,092
	2015	12.50	11.63	27,531
	2014	12.24	12.50	28,245
	2013	9.93	12.24	14,468
	2012	9.06	9.93	0
	2011[1]	10.00	9.06	0
Franklin Mutual Shares VIP Fund	2018	13.91	12.22	297
	2017	13.29	13.91	296
	2016	11.85	13.29	7,632
	2015	12.90	11.85	0
	2014	12.47	12.90	3,092
	2013	10.06	12.47	2,441
	2012	9.12	10.06	0
	2011[1]	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2018	17.07	15.65	32,206
	2017	14.66	17.07	41,171
	2016	13.07	14.66	44,513
	2015	14.05	13.07	27,298
	2014	13.37	14.05	28,673
	2013	10.67	13.37	68,266
	2012	9.87	10.67	10,985
	2011[1]	10.00	9.87	0
Franklin Small Cap Value VIP Fund	2018	15.38	12.94	19,464
	2017	14.38	15.38	28,181
	2016	11.44	14.38	61,882
	2015	12.78	11.44	8,331
	2014	13.16	12.78	8,007
	2013	10.00	13.16	3,883
	2012	8.74	10.00	13,972
	2011[1]	10.00	8.74	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Small-Mid Cap Growth VIP Fund	2018	26.89	24.58	2,407
	2017	22.93	26.89	1,522
	2016	22.78	22.93	9,072
	2015	24.23	22.78	2,733
	2014	23.33	24.23	3,708
	2013	17.48	23.33	5,065
	2012	16.32	17.48	434
	2011	17.75	16.32	2,332
	2010	14.40	17.75	737
	2009	10.38	14.40	600
Franklin Strategic Income VIP Fund	2018	10.18	9.62	6,260
	2017	10.08	10.18	37,010
	2016	9.66	10.08	16,554
	2015	10.41	9.66	18,735
	2014	10.58	10.41	16,865
	2013	10.60	10.58	13,357
	2012	9.73	10.60	39,622
	2011[1]	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund	2018	8.81	8.54	11,423
	2017	9.00	8.81	7,941
	2016	9.25	9.00	22,849
	2015	9.53	9.25	8,275
	2014	9.54	9.53	14,258
	2013	10.11	9.54	8,441
	2012	10.27	10.11	554
	2011[1]	10.00	10.27	6,095
Goldman Sachs VIT Growth Opportunities	2018	15.26	14.10	9,875
	2017	12.45	15.26	7,460
	2016	12.70	12.45	9,914
	2015	13.87	12.70	3,878
	2014	12.92	13.87	5,417
	2013	10.12	12.92	3,579
	2012	8.77	10.12	3,381
	2011[1]	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2018	8.87	8.70	1,103
	2017	9.05	8.87	11,124
	2016	9.27	9.05	12,296
	2015	9.64	9.27	17,685
	2014	9.99	9.64	33,203
	2013	10.30	9.99	28,993
	2012	10.37	10.30	11,400
	2011[1]	10.00	10.37	0
Goldman Sachs VIT International Equity Insights	2018	11.06	8.92	2,279
	2017	9.07	11.06	2,241
	2016	9.67	9.07	2,202
	2015	9.93	9.67	2,267
	2014	11.14	9.93	11,753
	2013	9.32	11.14	17,559
	2012	7.98	9.32	1,993
	2011[1]	10.00	7.98	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Large Cap Value	2018	14.43	12.72	0
	2017	13.63	14.43	0
	2016	12.68	13.63	0
	2015	13.75	12.68	11,032
	2014	12.64	13.75	7,606
	2013	9.84	12.64	1,527
	2012	8.58	9.84	0
	2011[1]	10.00	8.58	1,047
Goldman Sachs VIT Mid Cap Value	2018	14.03	12.10	35,112
	2017	13.10	14.03	33,423
	2016	11.97	13.10	46,651
	2015	13.69	11.97	32,245
	2014	12.51	13.69	43,021
	2013	9.77	12.51	7,841
	2012	8.56	9.77	1,084
	2011[1]	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights	2018	15.84	13.95	1,323
	2017	14.74	15.84	1,283
	2016	12.40	14.74	0
	2015	13.17	12.40	0
	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	2011[1]	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2018	18.41	17.55	7,672
	2017	14.62	18.41	7,471
	2016	14.88	14.62	7,276
	2015	14.93	14.88	8,209
	2014	13.63	14.93	10,608
	2013	10.69	13.63	7,231
	2012	9.25	10.69	0
	2011[1]	10.00	9.25	0
Guggenheim VIF All Cap Value	2018	25.42	21.95	0
	2017	22.92	25.42	0
	2016	19.34	22.92	27
	2015	21.00	19.34	16
	2014	20.20	21.00	8
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
Guggenheim VIF Floating Rate Strategies	2018	10.11	9.69	63,990
	2017	10.11	10.11	41,187
	2016	9.64	10.11	44,166
	2015	9.91	9.64	54,086
	2014	10.02	9.91	51,639
	2013[4]	10.00	10.02	61,886

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Global Managed Futures Strategy	2018	5.53	4.86	45,008
	2017	5.26	5.53	7,503
	2016	6.39	5.26	1,840
	2015	6.72	6.39	14,599
	2014	6.21	6.72	7,684
	2013	6.26	6.21	4,132
	2012	7.30	6.26	5,047
	2011	8.27	7.30	735
	2010	8.88	8.27	813
	2009	9.57	8.88	1,360
Guggenheim VIF High Yield	2018	11.57	10.71	14,528
	2017	11.27	11.57	52,376
	2016	9.93	11.27	91,537
	2015	10.70	9.93	31,468
	2014	10.80	10.70	26,007
	2013	10.41	10.80	66,380
	2012	9.38	10.41	42,378
	2011[1]	10.00	9.38	46,022
Guggenheim VIF Large Cap Value	2018	23.72	20.73	5,077
	2017	21.20	23.72	2,264
	2016	18.08	21.20	9,673
	2015	19.72	18.08	961
	2014	18.64	19.72	32
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	1,375
	2009	10.28	12.56	0
Guggenheim VIF Long Short Equity	2018	9.64	8.11	3,291
	2017	8.69	9.64	4,527
	2016	8.93	8.69	22,207
	2015	9.13	8.93	42,111
	2014	9.20	9.13	33,959
	2013	8.10	9.20	16,992
	2012	8.03	8.10	744
	2011	8.90	8.03	622
	2010	8.28	8.90	272
	2009	6.74	8.28	110
Guggenheim VIF Managed Asset Allocation	2018	13.13	11.96	0
	2017	11.88	13.13	0
	2016	11.39	11.88	0
	2015	11.77	11.39	0
	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	2011[1]	10.00	9.45	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Mid Cap Value	2018	27.00	22.70	4,642
	2017	24.58	27.00	5,231
	2016	20.07	24.58	15,343
	2015	22.29	20.07	1,666
	2014	22.86	22.29	2,164
	2013	17.75	22.86	992
	2012	15.69	17.75	462
	2011	17.55	15.69	212
	2010	15.42	17.55	64
	2009	11.09	15.42	0
Guggenheim VIF Multi‑Hedge Strategies	2018	7.01	6.43	10,398
	2017	7.00	7.01	11,004
	2016	7.28	7.00	10,546
	2015	7.40	7.28	19,857
	2014	7.32	7.40	8,815
	2013	7.45	7.32	7,067
	2012	7.55	7.45	11,432
	2011	7.56	7.55	1,171
	2010	7.37	7.56	2,444
	2009	7.88	7.37	4,160
Guggenheim VIF Small Cap Value	2018	16.79	14.17	4,052
	2017	16.76	16.79	3,180
	2016	13.70	16.76	1,799
	2015	15.19	13.70	3,131
	2014	15.94	15.19	4,435
	2013	12.07	15.94	4,853
	2012	10.45	12.07	2,501
	2011	11.34	10.45	3,997
	2010	9.63	11.34	905
	2009	6.39	9.63	1,206
Guggenheim VIF StylePlus Large Core	2018	17.90	16.16	9,751
	2017	15.16	17.90	22,450
	2016	13.84	15.16	8,374
	2015	14.12	13.84	1,611
	2014	12.65	14.12	1,013
	2013	10.16	12.65	0
	2012[3]	10.00	10.16	0
Guggenheim VIF StylePlus Large Growth	2018	17.28	16.08	0
	2017	13.75	17.28	4,248
	2016	13.09	13.75	0
	2015	12.84	13.09	165
	2014	11.53	12.84	1,749
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	2011[1]	10.00	8.70	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Mid Growth	2018	30.41	27.29	725
	2017	25.25	30.41	884
	2016	24.06	25.25	1,505
	2015	24.92	24.06	0
	2014	22.82	24.92	2,648
	2013	18.09	22.82	2,473
	2012	16.18	18.09	0
	2011	17.50	16.18	0
	2010	14.59	17.50	0
	2009	10.49	14.59	454
Guggenheim VIF StylePlus Small Growth	2018	18.07	15.66	293
	2017	15.28	18.07	1,672
	2016	13.94	15.28	560
	2015	14.62	13.94	2,128
	2014	13.91	14.62	584
	2013	10.19	13.91	0
	2012[3]	10.00	10.19	0
Guggenheim VIF Total Return Bond	2018	10.66	10.42	71,928
	2017	10.34	10.66	98,702
	2016	10.02	10.34	69,802
	2015	10.26	10.02	181,121
	2014	9.82	10.26	111,501
	2013	9.99	9.82	0
	2012[3]	10.00	9.99	0
Guggenheim VIF World Equity Income	2018	9.83	8.72	6,179
	2017	8.85	9.83	11,659
	2016	8.30	8.85	12,971
	2015	8.65	8.30	9,669
	2014	8.52	8.65	8,613
	2013	7.40	8.52	266,478
	2012	6.57	7.40	149,397
	2011	8.07	6.57	115
	2010	7.22	8.07	2,899
	2009	6.25	7.22	1,784
Invesco V.I. American Franchise	2018	16.16	15.00	691
	2017	13.16	16.16	0
	2016	13.36	13.16	0
	2015	13.20	13.36	0
	2014	12.63	13.20	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	2011[1]	10.00	8.54	0
Invesco V.I. American Value	2018	14.40	12.12	673
	2017	13.59	14.40	35,083
	2016	12.21	13.59	35,007
	2015	13.95	12.21	34,315
	2014	13.19	13.95	35,639
	2013	10.19	13.19	3,313
	2012	9.01	10.19	8,388
	2011[1]	10.00	9.01	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Balanced-Risk Allocation	2018	10.63	9.58	658
	2017	10.01	10.63	639
	2016	9.30	10.01	0
	2015	10.07	9.30	0
	2014[5]	10.00	10.07	0
Invesco V.I. Comstock	2018	16.52	13.99	0
	2017	14.55	16.52	0
	2016	12.87	14.55	59
	2015	14.20	12.87	88
	2014	13.47	14.20	1,497
	2013	10.28	13.47	3,648
	2012	8.95	10.28	1,190
	2011[1]	10.00	8.95	781
Invesco V.I. Core Equity	2018	13.63	11.90	782
	2017	12.50	13.63	744
	2016	11.76	12.50	722
	2015	12.95	11.76	700
	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	2011[1]	10.00	9.09	0
Invesco V.I. Equity and Income	2018	14.07	12.27	4,939
	2017	13.15	14.07	6,888
	2016	11.85	13.15	10,435
	2015	12.59	11.85	25,357
	2014	11.98	12.59	4,488
	2013	9.93	11.98	4,896
	2012	9.15	9.93	3,353
	2011[1]	10.00	9.15	0
Invesco V.I. Global Core Equity	2018	11.97	9.77	0
	2017	10.11	11.97	0
	2016	9.83	10.11	0
	2015	10.34	9.83	0
	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	2011[1]	10.00	8.23	0
Invesco V.I. Global Real Estate	2018	12.14	10.99	29,419
	2017	11.15	12.14	29,428
	2016	11.33	11.15	25,516
	2015	11.94	11.33	24,398
	2014	10.81	11.94	29,450
	2013	10.92	10.81	7,341
	2012	8.84	10.92	5,187
	2011[1]	10.00	8.84	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Government Securities	2018	9.03	8.75	13,797
	2017	9.19	9.03	10,677
	2016	9.42	9.19	29,744
	2015	9.75	9.42	11,558
	2014	9.71	9.75	32,328
	2013	10.35	9.71	398
	2012	10.48	10.35	28,981
	2011[1]	10.00	10.48	0
Invesco V.I. Growth and Income	2018	16.17	13.50	521
	2017	14.68	16.17	24,222
	2016	12.72	14.68	3,785
	2015	13.62	12.72	1,846
	2014	12.82	13.62	1,433
	2013	9.92	12.82	1,172
	2012	8.98	9.92	0
	2011[1]	10.00	8.98	0
Invesco V.I. Health Care	2018	15.96	15.51	5,229
	2017	14.30	15.96	244
	2016	16.76	14.30	265
	2015	16.86	16.76	15,201
	2014	14.62	16.86	22,797
	2013	10.79	14.62	21,243
	2012	9.27	10.79	2,571
	2011[1]	10.00	9.27	488
Invesco V.I. High Yield	2018	11.11	10.35	2,185
	2017	10.84	11.11	2,120
	2016	10.13	10.84	28,359
	2015	10.85	10.13	1,996
	2014	11.05	10.85	10,309
	2013	10.72	11.05	7,131
	2012	9.48	10.72	27,406
	2011[1]	10.00	9.48	8,504
Invesco V.I. International Growth	2018	10.76	8.82	8,887
	2017	9.08	10.76	10,646
	2016	9.46	9.08	11,100
	2015	10.06	9.46	19,011
	2014	10.40	10.06	13,972
	2013	9.07	10.40	5,509
	2012	8.15	9.07	9,829
	2011	9.07	8.15	9,355
	2010	8.33	9.07	6,011
	2009	6.39	8.33	7,001
Invesco V.I. Managed Volatility	2018	14.29	12.24	13,613
	2017	13.40	14.29	9,800
	2016	12.58	13.40	9,574
	2015	13.34	12.58	8,518
	2014	11.48	13.34	9,529
	2013	10.75	11.48	2,048
	2012	10.77	10.75	379
	2011[1]	10.00	10.77	368

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Mid Cap Core Equity	2018	13.39	11.44	13,136
	2017	12.09	13.39	36,073
	2016	11.06	12.09	12,080
	2015	11.96	11.06	5,553
	2014	11.89	11.96	3,052
	2013	9.58	11.89	5,186
	2012	8.96	9.58	3,331
	2011	9.92	8.96	2,218
	2010	9.03	9.92	3,185
	2009	7.20	9.03	4,842
Invesco V.I. Mid Cap Growth	2018	13.63	12.39	2,202
	2017	11.55	13.63	5,093
	2016	11.89	11.55	607
	2015	12.18	11.89	589
	2014	11.71	12.18	4,728
	2013	8.87	11.71	554
	2012	8.23	8.87	0
	2011[1]	10.00	8.23	0
Invesco V.I. S&P 500 Index	2018	17.25	15.82	21,197
	2017	14.76	17.25	54,187
	2016	13.74	14.76	25,317
	2015	14.11	13.74	117,088
	2014	12.93	14.11	155,530
	2013	10.17	12.93	5,253
	2012[3]	10.00	10.17	0
Invesco V.I. Small Cap Equity	2018	13.37	10.95	1,301
	2017	12.17	13.37	1,295
	2016	11.27	12.17	580
	2015	12.37	11.27	2,794
	2014	12.54	12.37	1,817
	2013	9.47	12.54	1,214
	2012	8.63	9.47	1,199
	2011[1]	10.00	8.63	0
Ivy VIP Asset Strategy	2018	10.44	9.54	3,526
	2017	9.14	10.44	5,469
	2016	9.71	9.14	8,012
	2015	10.97	9.71	5,866
	2014	11.98	10.97	3,127
	2013	9.91	11.98	6,632
	2012	8.61	9.91	0
	2011[1]	10.00	8.61	0
Ivy VIP Balanced	2018	13.01	12.16	5,215
	2017	12.09	13.01	5,060
	2016	12.27	12.09	4,911
	2015	12.74	12.27	10,326
	2014	12.26	12.74	8,826
	2013	10.26	12.26	6,334
	2012	9.50	10.26	2,511
	2011[1]	10.00	9.50	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Core Equity	2018	15.97	14.73	6,422
	2017	13.69	15.97	6,111
	2016	13.66	13.69	5,930
	2015	14.24	13.66	5,901
	2014	13.43	14.24	360
	2013	10.42	13.43	0
	2012	9.09	10.42	0
	2011[1]	10.00	9.09	0
Ivy VIP Energy	2018	6.74	4.29	26,667
	2017	7.98	6.74	23,379
	2016	6.14	7.98	11,810
	2015	8.17	6.14	11,177
	2014	9.45	8.17	8,370
	2013	7.66	9.45	14,866
	2012	7.82	7.66	1,288
	2011[1]	10.00	7.82	518
Ivy VIP Global Bond	2018	9.32	8.99	14,258
	2017	9.25	9.32	13,331
	2016	8.95	9.25	11,657
	2015	9.52	8.95	11,312
	2014	9.83	9.52	11,460
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	2011[1]	10.00	9.73	0
Ivy VIP Global Equity Income	2018	13.71	11.70	2,361
	2017	12.28	13.71	2,291
	2016	11.88	12.28	2,224
	2015	12.56	11.88	5,148
	2014	11.84	12.56	7,708
	2013	9.45	11.84	5,466
	2012	8.65	9.45	0
	2011[1]	10.00	8.65	0
Ivy VIP Global Growth	2018	12.50	11.32	18,106
	2017	10.39	12.50	121
	2016	11.10	10.39	117
	2015	11.11	11.10	1,026
	2014	11.39	11.11	0
	2013	9.89	11.39	0
	2012	8.67	9.89	0
	2011[1]	10.00	8.67	0
Ivy VIP Growth	2018	18.45	18.23	11,656
	2017	14.76	18.45	17,146
	2016	15.10	14.76	17,878
	2015	14.58	15.10	17,549
	2014	13.50	14.58	14,455
	2013	10.24	13.50	2,050
	2012	9.40	10.24	844
	2011[1]	10.00	9.40	0

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP High Income	2018	12.34	11.67	5,995
	2017	11.98	12.34	19,437
	2016	10.67	11.98	4,781
	2015	11.81	10.67	20,832
	2014	12.00	11.81	41,875
	2013	11.24	12.00	158,359
	2012	9.81	11.24	91,400
	2011[1]	10.00	9.81	9,460
Ivy VIP International Core Equity	2018	11.55	9.17	47,621
	2017	9.71	11.55	48,933
	2016	9.94	9.71	45,530
	2015	10.39	9.94	63,560
	2014	10.60	10.39	48,214
	2013	8.78	10.60	18,110
	2012	8.02	8.78	38,007
	2011[1]	10.00	8.02	0
Ivy VIP Limited-Term Bond	2018	8.84	8.61	0
	2017	9.02	8.84	0
	2016	9.16	9.02	0
	2015	9.40	9.16	27,873
	2014	9.64	9.40	7,376
	2013	10.03	9.64	8,531
	2012	10.05	10.03	16,544
	2011[1]	10.00	10.05	0
Ivy VIP Mid Cap Growth	2018	14.57	14.06	2,468
	2017	11.88	14.57	7,395
	2016	11.59	11.88	5,319
	2015	12.73	11.59	7,097
	2014	12.22	12.73	4,913
	2013	9.73	12.22	8,992
	2012	8.87	9.73	4,648
	2011[1]	10.00	8.87	0
Ivy VIP Natural Resources	2018	7.04	5.22	0
	2017	7.08	7.04	0
	2016	5.92	7.08	0
	2015	7.89	5.92	2,398
	2014[5]	10.00	7.89	0
Ivy VIP Science and Technology	2018	18.00	16.48	1,790
	2017	14.11	18.00	2,758
	2016	14.38	14.11	2,692
	2015	15.33	14.38	7,020
	2014	15.41	15.33	4,210
	2013	10.20	15.41	11,034
	2012	8.26	10.20	319
	2011[1]	10.00	8.26	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Securian Real Estate Securities	2018	13.99	12.76	806
	2017	13.74	13.99	847
	2016	13.64	13.74	884
	2015	13.47	13.64	2,067
	2014	10.71	13.47	1,685
	2013	10.97	10.71	1,780
	2012	9.64	10.97	0
	2011[1]	10.00	9.64	0
Ivy VIP Small Cap Core	2018	15.29	13.22	17,939
	2017	13.91	15.29	16,192
	2016	11.17	13.91	20,088
	2015	12.25	11.17	11,989
	2014	11.84	12.25	8,965
	2013	9.18	11.84	309
	2012	8.01	9.18	315
	2011[1]	10.00	8.01	0
Ivy VIP Small Cap Growth	2018	12.71	11.77	4,512
	2017	10.69	12.71	9,225
	2016	10.75	10.69	4,734
	2015	10.92	10.75	4,651
	2014	11.12	10.92	3,769
	2013	8.03	11.12	0
	2012	7.91	8.03	591
	2011[1]	10.00	7.91	0
Ivy VIP Value	2018	14.77	13.24	15,791
	2017	13.59	14.77	15,927
	2016	12.66	13.59	15,667
	2015	13.64	12.66	15,415
	2014	12.73	13.64	18,482
	2013	9.73	12.73	0
	2012	8.47	9.73	1,073
	2011[1]	10.00	8.47	0
Janus Henderson VIT Enterprise	2018	18.66	17.90	12,835
	2017	15.19	18.66	8,445
	2016	14.03	15.19	10,449
	2015	14.00	14.03	9,946
	2014	12.91	14.00	6,058
	2013	10.12	12.91	2,531
	2012	8.95	10.12	2,000
	2011[1]	10.00	8.95	0
Janus Henderson VIT Forty	2018	18.83	18.50	1,236
	2017	14.99	18.83	21
	2016	15.23	14.99	8,109
	2015	14.08	15.23	585
	2014	13.43	14.08	10,535
	2013	10.62	13.43	507
	2012	8.88	10.62	496
	2011[1]	10.00	8.88	0
Janus Henderson VIT Mid Cap Value	2018	14.13	11.76	1,902
	2017	12.87	14.13	1,846
	2016	11.22	12.87	25,325
	2015	12.06	11.22	27,713
	2014	11.51	12.06	23,849
	2013	9.47	11.51	23,145
	2012	8.85	9.47	462
	2011[1]	10.00	8.85	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Janus Henderson VIT Overseas	2018	6.76	5.54	0
	2017	5.35	6.76	2,063
	2016	5.94	5.35	2,002
	2015	6.74	5.94	6,071
	2014	7.93	6.74	1,577
	2013	7.19	7.93	739
	2012	6.57	7.19	14,480
	2011[1]	10.00	6.57	0
Janus Henderson VIT Research	2018	16.83	15.80	53,336
	2017	13.66	16.83	1,147
	2016	14.10	13.66	1,113
	2015	13.89	14.10	1,081
	2014	12.75	13.89	1,048
	2013	10.16	12.75	1,017
	2012	8.89	10.16	60,472
	2011[1]	10.00	8.89	0
JPMorgan Insurance Trust Core Bond Portfolio	2018	9.18	8.85	4,007
	2017	9.20	9.18	4,588
	2016	9.35	9.20	412
	2015	9.59	9.35	34
	2014	9.48	9.59	0
	2013	9.99	9.48	0
	2012[3]	10.00	9.99	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2018	17.34	14.71	7,541
	2017	15.62	17.34	7,317
	2016	13.48	15.62	6,478
	2015	14.78	13.48	3,924
	2014	13.99	14.78	3,160
	2013	10.20	13.99	1,152
	2012[3]	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2018	17.96	16.24	7,781
	2017	15.24	17.96	7,577
	2016	14.25	15.24	7,832
	2015	14.66	14.25	7,647
	2014	13.36	14.66	6,998
	2013	10.17	13.36	0
	2012[3]	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2018	12.19	11.30	35,636
	2017	11.55	12.19	33,437
	2016	10.66	11.55	19,246
	2015	11.21	10.66	26,847
	2014	11.12	11.21	11,342
	2013	10.64	11.12	5,460
	2012	9.79	10.64	3,818
	2011[1]	10.00	9.79	995

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Calibrated Dividend Growth VC	2018	16.09	14.82	1,515
	2017	13.98	16.09	2,919
	2016	12.58	13.98	1,568
	2015	13.30	12.58	0
	2014	12.34	13.30	0
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	2011[1]	10.00	9.19	0
Lord Abbett Series Developing Growth VC	2018	14.73	14.92	2,841
	2017	11.73	14.73	6,635
	2016	12.47	11.73	10,760
	2015	14.06	12.47	5,821
	2014	14.03	14.06	4,898
	2013	9.27	14.03	16,386
	2012	8.56	9.27	2,255
	2011[1]	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2018	14.27	12.66	0
	2017	13.12	14.27	0
	2016	11.73	13.12	0
	2015	12.58	11.73	0
	2014	12.15	12.58	11,645
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	2011[1]	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2018	14.87	13.19	0
	2017	13.57	14.87	0
	2016	12.00	13.57	0
	2015	12.79	12.00	625
	2014	12.29	12.79	607
	2013	9.36	12.29	590
	2012	8.65	9.36	577
	2011[1]	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2018	13.92	13.06	0
	2017	11.73	13.92	0
	2016	11.99	11.73	0
	2015	12.08	11.99	307
	2014	11.79	12.08	616
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	2011[1]	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2018	13.91	11.42	3,131
	2017	13.48	13.91	2,644
	2016	11.99	13.48	1,462
	2015	12.90	11.99	1,623
	2014	11.97	12.90	1,575
	2013	9.51	11.97	0
	2012	8.59	9.51	12,660
	2011[1]	10.00	8.59	0

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Total Return VC	2018	10.28	9.83	13,530
	2017	10.24	10.28	14,939
	2016	10.17	10.24	53,546
	2015	10.60	10.17	17,630
	2014	10.34	10.60	23,205
	2013	10.82	10.34	9,278
	2012	10.49	10.82	16,462
	2011[1]	10.00	10.49	0
MFS® VIT Emerging Markets Equity	2018	9.76	8.10	3,381
	2017	7.34	9.76	3,780
	2016	6.97	7.34	3,633
	2015	8.30	6.97	6,931
	2014	9.24	8.30	11,826
	2013	10.11	9.24	6,510
	2012[3]	10.00	10.11	0
MFS® VIT Global Tactical Allocation	2018	10.25	9.42	0
	2017	9.59	10.25	0
	2016	9.37	9.59	0
	2015	9.94	9.37	0
	2014[5]	10.00	9.94	0
MFS® VIT High Yield	2018	10.57	9.88	1,287
	2017	10.29	10.57	1,250
	2016	9.37	10.29	18,301
	2015	10.15	9.37	8,084
	2014	10.25	10.15	850
	2013	10.00	10.25	0
	2012[3]	10.00	10.00	0
MFS® VIT II MA Investors Growth Stock	2018	17.35	16.86	0
	2017	14.02	17.35	0
	2016	13.71	14.02	0
	2015	14.25	13.71	0
	2014	13.27	14.25	1,605
	2013	10.56	13.27	736
	2012	9.37	10.56	0
	2011[1]	10.00	9.37	0
MFS® VIT II Research International	2018	10.71	8.87	8,911
	2017	8.67	10.71	11,823
	2016	9.06	8.67	9,731
	2015	9.59	9.06	11,535
	2014	10.68	9.59	5,391
	2013	9.32	10.68	3,333
	2012	8.29	9.32	721
	2011[1]	10.00	8.29	442
MFS® VIT International Value	2018	12.19	10.63	42,783
	2017	9.95	12.19	56,395
	2016	9.92	9.95	61,600
	2015	9.65	9.92	27,850
	2014[5]	10.00	9.65	3,298

A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT Investors Trust	2018	16.87	15.37	0
	2017	14.20	16.87	0
	2016	13.57	14.20	0
	2015	14.05	13.57	0
	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	1,573
	2011[1]	10.00	8.99	0
MFS® VIT New Discovery	2018	13.55	12.87	12,316
	2017	11.10	13.55	14,203
	2016	10.56	11.10	15,102
	2015	11.18	10.56	1,989
	2014	12.50	11.18	11,868
	2013	9.17	12.50	8,569
	2012	7.85	9.17	0
	2011[1]	10.00	7.85	0
MFS® VIT Research	2018	17.04	15.70	5,012
	2017	14.33	17.04	4,767
	2016	13.68	14.33	4,626
	2015	14.08	13.68	4,489
	2014	13.26	14.08	3,528
	2013	10.40	13.26	3,424
	2012	9.21	10.40	3,323
	2011[1]	10.00	9.21	0
MFS® VIT Total Return	2018	13.37	12.16	6,776
	2017	12.35	13.37	7,099
	2016	11.75	12.35	9,283
	2015	12.24	11.75	9,897
	2014	11.70	12.24	2,825
	2013	10.20	11.70	22,434
	2012	9.52	10.20	0
	2011[1]	10.00	9.52	0
MFS® VIT Total Return Bond	2018	10.02	9.55	5,462
	2017	9.96	10.02	6,763
	2016	9.91	9.96	7,331
	2015	10.32	9.91	22,526
	2014	10.11	10.32	24,849
	2013	10.60	10.11	15,379
	2012	10.25	10.60	33,857
	2011[1]	10.00	10.25	0
MFS® VIT Utilities	2018	13.01	12.67	11,727
	2017	11.76	13.01	11,668
	2016	10.94	11.76	15,504
	2015	13.29	10.94	13,065
	2014	12.23	13.29	24,746
	2013	10.53	12.23	13,145
	2012	9.63	10.53	7,338
	2011[1]	10.00	9.63	6,796

A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morgan Stanley VIF Emerging Markets Debt	2018	9.47	8.50	20,108
	2017	8.95	9.47	20,921
	2016	8.37	8.95	7,481
	2015	8.77	8.37	34,382
	2014	8.82	8.77	2,639
	2013	10.01	8.82	526
	2012[3]	10.00	10.01	0
Morgan Stanley VIF Emerging Markets Equity	2018	10.31	8.21	19,794
	2017	7.90	10.31	10,350
	2016	7.67	7.90	4,977
	2015	8.89	7.67	9,028
	2014	9.64	8.89	141
	2013	10.09	9.64	0
	2012[3]	10.00	10.09	0
Morningstar Aggressive Growth EFT Asset Allocation Portfolio	2018	13.61	11.92	25,691
	2017	11.76	13.61	24,930
	2016	10.94	11.76	0
	2015	11.66	10.94	0
	2014	11.55	11.66	0
	2013	10.12	11.55	0
	2012[3]	10.00	10.12	0
Morningstar Balanced ETF Asset Allocation Portfolio	2018	11.92	10.79	9,082
	2017	10.88	11.92	8,903
	2016	10.39	10.88	8,707
	2015	11.00	10.39	8,519
	2014	10.89	11.00	5,428
	2013	10.08	10.89	1,189
	2012[3]	10.00	10.08	0
Morningstar Conservative ETF Asset Allocation Portfolio	2018	9.75	9.20	11,086
	2017	9.50	9.75	10,758
	2016	9.40	9.50	10,440
	2015	9.85	9.40	10,131
	2014	9.93	9.85	11,880
	2013	10.02	9.93	0
	2012[3]	10.00	10.02	0
Morningstar Growth ETF Asset Allocation Portfolio	2018	13.00	11.55	4,377
	2017	11.47	13.00	4,332
	2016	10.83	11.47	10,320
	2015	11.50	10.83	10,209
	2014	11.38	11.50	7,391
	2013	10.11	11.38	1,386
	2012[3]	10.00	10.11	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2018	10.78	9.97	18,212
	2017	10.15	10.78	3,831
	2016	9.87	10.15	3,718
	2015	10.40	9.87	3,608
	2014	10.42	10.40	3,501
	2013	10.05	10.42	24,906
	2012[3]	10.00	10.05	0

A-28

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Neuberger Berman AMT Sustainable Equity	2018	15.37	13.97	348
	2017	13.47	15.37	346
	2016	12.72	13.47	0
	2015	13.25	12.72	673
	2014	12.45	13.25	331
	2013	9.38	12.45	346
	2012	8.77	9.38	336
	2011[1]	10.00	8.77	0
Oppenheimer Global Fund/VA	2018	15.04	12.58	13,159
	2017	11.42	15.04	13,978
	2016	11.84	11.42	3,542
	2015	11.82	11.84	4,128
	2014	11.99	11.82	6,250
	2013	9.77	11.99	4,198
	2012	8.36	9.77	9,972
	2011[1]	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2018	9.84	9.07	3,034
	2017	9.61	9.84	3,079
	2016	9.36	9.61	3,129
	2015	9.93	9.36	3,192
	2014	10.03	9.93	4,556
	2013	10.42	10.03	320,769
	2012	9.54	10.42	0
	2011[1]	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2018	12.58	9.77	59,445
	2017	10.30	12.58	85,505
	2016	10.95	10.30	48,546
	2015	11.00	10.95	47,851
	2014	12.26	11.00	49,166
	2013	10.09	12.26	10,618
	2012	8.59	10.09	0
	2011[1]	10.00	8.59	0
Oppenheimer Main Street Small Cap Fund®/VA	2018	15.68	13.55	13,149
	2017	14.25	15.68	35,952
	2016	12.53	14.25	23,654
	2015	13.81	12.53	31,128
	2014	12.80	13.81	14,628
	2013	9.43	12.80	14,822
	2012	8.29	9.43	276
	2011	8.79	8.29	277
	2010	7.39	8.79	834
	2009	5.59	7.39	903
PIMCO VIT All Asset	2018	10.46	9.55	7,503
	2017	9.55	10.46	8,790
	2016	8.76	9.55	13,364
	2015	9.98	8.76	13,923
	2014	10.28	9.98	18,361
	2013	10.63	10.28	23,315
	2012	9.59	10.63	16,990
	2011[1]	10.00	9.59	0

A-29

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT CommodityRealReturn Strategy	2018	4.33	3.59	6,483
	2017	4.39	4.33	6,604
	2016	3.96	4.39	5,233
	2015	5.51	3.96	8,358
	2014	7.01	5.51	5,353
	2013	8.51	7.01	4,331
	2012	8.38	8.51	15,743
	2011[1]	10.00	8.38	514
PIMCO VIT Emerging Markets Bond	2018	11.18	10.28	27,273
	2017	10.54	11.18	26,334
	2016	9.64	10.54	40,335
	2015	10.22	9.64	35,766
	2014	10.43	10.22	30,404
	2013	11.61	10.43	28,491
	2012	10.21	11.61	60,458
	2011[1]	10.00	10.21	8,482
PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged) )	2018	11.71	10.83	4,932
	2017	11.17	11.71	8,485
	2016	11.13	11.17	1,237
	2015	12.01	11.13	963
	2014	12.17	12.01	951
	2013	13.78	12.17	3,587
	2012	13.35	13.78	607
	2011	12.86	13.35	560
	2010	11.93	12.86	0
	2009	10.58	11.93	0
PIMCO VIT Global Multi-Asset Managed Allocation	2018	10.68	9.74	0
	2017	9.70	10.68	0
	2016	9.66	9.70	0
	2015	10.02	9.66	0
	2014[5]	10.00	10.02	0
PIMCO VIT High Yield	2018	17.56	16.50	12,694
	2017	17.07	17.56	18,687
	2016	15.73	17.07	22,874
	2015	16.57	15.73	10,838
	2014	16.61	16.57	6,438
	2013	16.28	16.61	32,903
	2012	14.76	16.28	207,642
	2011	14.80	14.76	7,504
	2010	13.40	14.80	3,148
	2009	9.90	13.40	506
PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged) )	2018	8.85	8.20	5,324
	2017	8.27	8.85	7,760
	2016	8.32	8.27	4,026
	2015	9.28	8.32	3,070
	2014	9.58	9.28	2,096
	2013	10.61	9.58	3,172
	2012	10.44	10.61	0
	2011[1]	10.00	10.44	0

A-30

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Low Duration	2018	8.65	8.38	132,095
	2017	8.85	8.65	128,287
	2016	9.04	8.85	70,920
	2015	9.34	9.04	91,448
	2014	9.59	9.34	66,529
	2013	9.95	9.59	36,587
	2012	9.74	9.95	36,398
	2011[1]	10.00	9.74	2,419
PIMCO VIT Real Return	2018	9.28	8.76	65,756
	2017	9.28	9.28	70,889
	2016	9.14	9.28	52,252
	2015	9.73	9.14	60,474
	2014	9.78	9.73	53,600
	2013	11.16	9.78	45,431
	2012	10.64	11.16	47,054
	2011[1]	10.00	10.64	3,961
PIMCO VIT Short-Term	2018	8.99	8.81	89,990
	2017	9.09	8.99	137,470
	2016	9.20	9.09	146,987
	2015	9.43	9.20	129,121
	2014	9.71	9.43	69,696
	2013	10.00	9.71	28,252
	2012[3]	10.00	10.00	0
PIMCO VIT Total Return	2018	9.78	9.39	140,542
	2017	9.66	9.78	118,706
	2016	9.75	9.66	86,154
	2015	10.06	9.75	82,573
	2014	9.99	10.06	97,249
	2013	10.56	9.99	55,023
	2012	9.99	10.56	78,428
	2011[1]	10.00	9.99	20,812
Pioneer Bond VCT	2018	9.67	9.25	51,315
	2017	9.66	9.67	55,391
	2016	9.62	9.66	46,229
	2015	9.95	9.62	39,952
	2014	9.73	9.95	11,563
	2013	9.99	9.73	658
	2012[3]	10.00	9.99	0
Pioneer Equity Income VCT	2018	17.09	15.06	7,153
	2017	15.36	17.09	9,211
	2016	13.30	15.36	12,420
	2015	13.74	13.30	3,710
	2014	12.61	13.74	3,604
	2013	10.13	12.61	3,501
	2012[3]	10.00	10.13	0

A-31

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer High Yield VCT	2018	10.99	10.20	0
	2017	10.63	10.99	10,320
	2016	9.67	10.63	0
	2015	10.46	9.67	642
	2014	10.86	10.46	3,591
	2013	10.05	10.86	15,085
	2012[3]	10.00	10.05	0
Pioneer Real Estate Shares VCT	2018	12.89	11.51	579
	2017	12.91	12.89	599
	2016	12.63	12.91	614
	2015	12.51	12.63	0
	2014	9.92	12.51	0
	2013	10.11	9.92	0
	2012[3]	10.00	10.11	0
Pioneer Strategic Income VCT	2018	9.75	9.24	2,944
	2017	9.64	9.75	7,991
	2016	9.30	9.64	7,863
	2015	9.77	9.30	9,571
	2014	9.75	9.77	3,428
	2013	10.00	9.75	3,312
	2012[3]	10.00	10.00	0
Power Income VIT	2018	9.05	8.45	38,098
	2017	9.17	9.05	34,752
	2016	9.09	9.17	18,721
	2015	9.66	9.09	20,114
	2014	10.10	9.66	40,729
	2013	10.00	10.10	178,976
	2012[3]	10.00	10.00	0
Probabilities Fund	2018	10.34	8.44	142,060
	2017	9.28	10.34	156,279
	2016	9.41	9.28	169,802
	2015	10.32	9.41	277,174
	2014	10.19	10.32	392,166
	2013[4]	10.00	10.19	738,077
Putnam VT Diversified Income	2018	10.04	9.60	27,863
	2017	9.70	10.04	13,395
	2016	9.53	9.70	13,987
	2015	10.10	9.53	12,796
	2014	10.41	10.10	10,380
	2013	10.00	10.41	4,976
	2012[3]	10.00	10.00	0
Putnam VT Equity Income	2018	16.72	14.78	31,617
	2017	14.57	16.72	32,935
	2016	13.27	14.57	36,256
	2015	14.17	13.27	39,274
	2014	13.02	14.17	27,663
	2013	10.17	13.02	695
	2012[3]	10.00	10.17	0

A-32

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Global Asset Allocation	2018	13.74	12.31	0
	2017	12.33	13.74	0
	2016	11.96	12.33	0
	2015	12.36	11.96	0
	2014	11.69	12.36	0
	2013	10.13	11.69	0
	2012[3]	10.00	10.13	0
Putnam VT Growth Opportunities	2018	18.77	18.56	5,092
	2017	14.84	18.77	0
	2016	14.42	14.84	0
	2015	14.78	14.42	5,080
	2014	13.43	14.78	11,222
	2013	10.21	13.43	0
	2012[3]	10.00	10.21	0
Putnam VT High Yield	2018	10.78	9.99	27,006
	2017	10.43	10.78	70,805
	2016	9.35	10.43	4,307
	2015	10.22	9.35	14,952
	2014	10.42	10.22	12,057
	2013	10.00	10.42	828,702
	2012[3]	10.00	10.00	0
Putnam VT Income	2018	9.68	9.37	2,683
	2017	9.49	9.68	2,469
	2016	9.63	9.49	1,688
	2015	10.11	9.63	19,327
	2014	9.83	10.11	122,613
	2013	9.99	9.83	11,538
	2012[3]	10.00	9.99	0
Putnam VT Multi-Asset Absolute Return	2018	9.78	8.71	21,431
	2017	9.47	9.78	32,549
	2016	9.73	9.47	56,294
	2015	10.13	9.73	95,926
	2014	10.09	10.13	0
	2013	10.04	10.09	25,556
	2012[3]	10.00	10.04	0
Putnam VT Multi-Cap Core (formerly Putnam VT Investors )	2018	17.75	15.84	7,764
	2017	14.96	17.75	7,561
	2016	13.82	14.96	7,363
	2015	14.62	13.82	7,171
	2014	13.28	14.62	7,935
	2013	10.18	13.28	0
	2012[3]	10.00	10.18	0
Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities )	2018	14.15	11.78	0
	2017	13.57	14.15	0
	2016	12.16	13.57	0
	2015	13.62	12.16	0
	2014	13.17	13.62	0
	2013	10.17	13.17	0
	2012[3]	10.00	10.17	0

A-33

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Redwood Managed Volatility	2018	11.01	10.33	19,926
	2017	10.61	11.01	24,188
	2016	9.80	10.61	1,775
	2015[6]	10.00	9.80	0
Rydex VIF Banking	2018	5.67	4.43	74,352
	2017	5.22	5.67	42,842
	2016	4.25	5.22	17,023
	2015	4.62	4.25	16,972
	2014	4.62	4.62	37,033
	2013	3.70	4.62	37,405
	2012	3.09	3.70	17,889
	2011	4.11	3.09	1,296
	2010	3.76	4.11	6,210
	2009	4.03	3.76	4,379
Rydex VIF Basic Materials	2018	11.74	9.36	5,857
	2017	10.00	11.74	9,286
	2016	7.91	10.00	10,558
	2015	9.91	7.91	7,029
	2014	10.44	9.91	19,347
	2013	10.68	10.44	14,566
	2012	9.98	10.68	9,958
	2011	12.36	9.98	5,498
	2010	10.10	12.36	15,702
	2009	6.73	10.10	11,420
Rydex VIF Biotechnology	2018	27.34	23.83	12,843
	2017	21.78	27.34	4,507
	2016	28.07	21.78	2,954
	2015	26.78	28.07	4,822
	2014	20.89	26.78	3,294
	2013	14.02	20.89	6,595
	2012	10.67	14.02	1,208
	2011	9.99	10.67	1,240
	2010	9.34	9.99	274
	2009	8.17	9.34	0
Rydex VIF Commodities Strategy	2018	2.69	2.21	31,199
	2017	2.67	2.69	173,456
	2016	2.50	2.67	279,446
	2015	3.91	2.50	15,820
	2014	6.13	3.91	7,012
	2013	6.56	6.13	3,879
	2012	6.89	6.56	1,797
	2011	7.63	6.89	1,587
	2010	7.31	7.63	595
	2009	6.78	7.31	2,527

A-34

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Consumer Products	2018	18.04	15.32	974
	2017	16.75	18.04	2,114
	2016	16.44	16.75	2,139
	2015	16.02	16.44	14,809
	2014	14.73	16.02	25,826
	2013	11.89	14.73	14,308
	2012	11.28	11.89	8,140
	2011	10.27	11.28	12,338
	2010	9.06	10.27	8,561
	2009	7.87	9.06	7,370
Rydex VIF Dow 2x Strategy	2018	22.98	19.04	9,898
	2017	15.00	22.98	7,321
	2016	11.88	15.00	4,680
	2015	12.84	11.88	7,632
	2014	11.38	12.84	10,626
	2013	7.24	11.38	6,782
	2012	6.40	7.24	384,052
	2011	6.07	6.40	30,392
	2010	5.04	6.07	15,124
	2009	3.81	5.04	20,579
Rydex VIF Electronics	2018	14.17	11.95	0
	2017	11.19	14.17	1,870
	2016	9.32	11.19	2,376
	2015	9.45	9.32	1,932
	2014	7.90	9.45	3,604
	2013	6.05	7.90	3,533
	2012	6.20	6.05	5,667
	2011	7.69	6.20	8,866
	2010	7.26	7.69	12,009
	2009	4.38	7.26	13,333
Rydex VIF Energy	2018	7.11	5.12	5,110
	2017	7.85	7.11	4,402
	2016	6.18	7.85	8,615
	2015	9.18	6.18	9,373
	2014	11.67	9.18	6,802
	2013	9.79	11.67	11,625
	2012	9.89	9.79	5,219
	2011	10.87	9.89	860
	2010	9.45	10.87	8,807
	2009	7.06	9.45	3,791
Rydex VIF Energy Services	2018	4.74	2.49	309
	2017	6.03	4.74	319
	2016	5.07	6.03	2,999
	2015	7.68	5.07	2,967
	2014	11.26	7.68	3,112
	2013	9.40	11.26	1,907
	2012	9.70	9.40	1,849
	2011	11.06	9.70	3,223
	2010	9.08	11.06	1,919
	2009	5.79	9.08	2,049

A-35

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Europe 1.25x Strategy	2018	5.32	4.17	22,512
	2017	4.28	5.32	30,205
	2016	4.70	4.28	586
	2015	5.24	4.70	1,048
	2014	6.20	5.24	315
	2013	5.18	6.20	3,074
	2012	4.41	5.18	7,688
	2011	5.37	4.41	3,019
	2010	6.23	5.37	6,518
	2009	4.76	6.23	10,912
Rydex VIF Financial Services	2018	7.51	6.37	31,645
	2017	6.73	7.51	34,562
	2016	6.01	6.73	24,216
	2015	6.48	6.01	42,104
	2014	5.96	6.48	35,824
	2013	4.84	5.96	9,202
	2012	4.08	4.84	5,032
	2011	4.96	4.08	75
	2010	4.49	4.96	0
	2009	3.89	4.49	0
Rydex VIF Government Long Bond 1.2x Strategy	2018	13.79	12.61	2,391
	2017	13.02	13.79	141
	2016	13.52	13.02	5,554
	2015	14.75	13.52	12,283
	2014	11.34	14.75	5,788
	2013	14.36	11.34	1,007
	2012	14.42	14.36	9,644
	2011	10.55	14.42	14,478
	2010	9.92	10.55	1,080
	2009	14.99	9.92	1,895
Rydex VIF Health Care	2018	17.75	17.36	9,086
	2017	14.96	17.75	5,444
	2016	17.15	14.96	4,591
	2015	16.98	17.15	24,654
	2014	14.10	16.98	72,152
	2013	10.29	14.10	10,993
	2012	9.09	10.29	12,614
	2011	8.99	9.09	2,403
	2010	8.72	8.99	3,516
	2009	7.24	8.72	7,630
Rydex VIF High Yield Strategy	2018	10.99	10.52	6,661
	2017	10.64	10.99	9,632
	2016	9.87	10.64	8,143
	2015[6]	10.00	9.87	0

A-36

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Internet	2018	19.71	18.43	1,471
	2017	15.23	19.71	4,808
	2016	15.10	15.23	2,069
	2015	14.42	15.10	4,342
	2014	14.64	14.42	2,218
	2013	10.02	14.64	884
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	507
	2009	5.46	8.75	4,984
Rydex VIF Inverse Dow 2x Strategy	2018	0.38	0.37	0
	2017	0.65	0.38	0
	2016	0.95	0.65	0
	2015	1.07	0.95	0
	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	5,057
	2011	4.97	3.50	3,852
	2010	7.39	4.97	0
	2009	13.81	7.39	0
Rydex VIF Inverse Government Long Bond Strategy	2018	2.32	2.33	124,929
	2017	2.64	2.32	41,866
	2016	2.81	2.64	50,528
	2015	2.94	2.81	46,471
	2014	4.06	2.94	36,605
	2013	3.65	4.06	13,709
	2012	4.02	3.65	3,891
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
Rydex VIF Inverse Mid-Cap Strategy	2018	1.49	1.59	0
	2017	1.78	1.49	1,203
	2016	2.28	1.78	41,956
	2015	2.38	2.28	11,992
	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2018	1.11	1.05	6,161
	2017	1.53	1.11	4,399
	2016	1.75	1.53	3,172
	2015	2.08	1.75	18,785
	2014	2.64	2.08	2,138
	2013	3.86	2.64	0
	2012	4.91	3.86	1,440
	2011	5.65	4.91	0
	2010	7.43	5.65	0
	2009	12.84	7.43	0

A-37

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Russell 2000® Strategy	2018	1.45	1.55	35,128
	2017	1.73	1.45	1,227
	2016	2.25	1.73	66,816
	2015	2.32	2.25	0
	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	7,251
	2009	12.34	8.01	10,987
Rydex VIF Inverse S&P 500 Strategy	2018	1.92	1.93	0
	2017	2.40	1.92	0
	2016	2.83	2.40	4,663
	2015	3.06	2.83	9,615
	2014	3.70	3.06	0
	2013	5.22	3.70	0
	2012	6.51	5.22	2,326
	2011	7.41	6.51	6,946
	2010	9.23	7.41	5,048
	2009	13.19	9.23	3,019
Rydex VIF Japan 2x Strategy	2018	12.16	9.05	113
	2017	8.38	12.16	810
	2016	7.97	8.38	106
	2015	7.37	7.97	103
	2014	9.01	7.37	3,363
	2013	5.98	9.01	7,616
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	825
Rydex VIF Leisure	2018	14.81	12.38	359
	2017	12.76	14.81	0
	2016	12.06	12.76	0
	2015	12.44	12.06	9,694
	2014	11.98	12.44	4,484
	2013	8.71	11.98	7,945
	2012	7.43	8.71	342
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
Rydex VIF Mid-Cap 1.5x Strategy	2018	18.91	14.73	9,271
	2017	15.99	18.91	17,450
	2016	12.77	15.99	18,360
	2015	13.98	12.77	25,682
	2014	12.93	13.98	95,582
	2013	8.91	12.93	6,168
	2012	7.42	8.91	17,054
	2011	8.31	7.42	14,224
	2010	6.25	8.31	8,861
	2009	4.25	6.25	7,624

A-38

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF NASDAQ-100®	2018	22.83	21.66	7,453
	2017	18.02	22.83	29,451
	2016	17.60	18.02	46,809
	2015	16.84	17.60	39,002
	2014	14.84	16.84	32,931
	2013	11.41	14.84	17,652
	2012	10.11	11.41	12,566
	2011	10.25	10.11	12,418
	2010	8.95	10.25	8,769
	2009	6.10	8.95	10,082
Rydex VIF NASDAQ-100® 2x Strategy	2018	45.66	40.00	11,730
	2017	27.89	45.66	16,388
	2016	26.34	27.89	24,025
	2015	23.78	26.34	33,370
	2014	18.02	23.78	13,336
	2013	10.35	18.02	4,570
	2012	7.99	10.35	135
	2011	8.32	7.99	218
	2010	6.29	8.32	0
	2009	2.99	6.29	1,713
Rydex VIF Nova	2018	16.38	14.19	6,798
	2017	12.86	16.38	1,819
	2016	11.51	12.86	1,598
	2015	12.00	11.51	15,703
	2014	10.47	12.00	9,456
	2013	7.27	10.47	5,342
	2012	6.16	7.27	2,928
	2011	6.45	6.16	4,626
	2010	5.57	6.45	2,999
	2009	4.25	5.57	22,285
Rydex VIF Precious Metals	2018	4.37	3.52	19,299
	2017	4.23	4.37	11,576
	2016	2.64	4.23	86,200
	2015	3.93	2.64	10,293
	2014	4.92	3.93	20,509
	2013	9.46	4.92	17,275
	2012	10.21	9.46	60,547
	2011	13.92	10.21	10,608
	2010	10.44	13.92	20,195
	2009	7.23	10.44	17,085
Rydex VIF Real Estate	2018	8.62	7.72	29,266
	2017	8.37	8.62	18,044
	2016	7.86	8.37	5,625
	2015	8.35	7.86	160,174
	2014	7.14	8.35	246,004
	2013	7.11	7.14	211,411
	2012	6.22	7.11	160,767
	2011	6.30	6.22	18,291
	2010	5.22	6.30	20,127
	2009	4.31	5.22	20,612

A-39

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Retailing	2018	14.11	13.19	4,730
	2017	12.95	14.11	408
	2016	13.36	12.95	509
	2015	14.02	13.36	2,840
	2014	13.36	14.02	962
	2013	10.18	13.36	497
	2012	9.02	10.18	0
	2011	8.87	9.02	382
	2010	7.34	8.87	1,031
	2009	5.27	7.34	0
Rydex VIF Russell 2000® 1.5x Strategy	2018	14.19	11.02	2,700
	2017	12.24	14.19	2,502
	2016	9.71	12.24	2,758
	2015	11.06	9.71	1,189
	2014	10.97	11.06	4,045
	2013	7.16	10.97	7,323
	2012	6.07	7.16	11,354
	2011	7.16	6.07	17,418
	2010	5.37	7.16	10,686
	2009	4.17	5.37	8,363
Rydex VIF Russell 2000® 2x Strategy	2018	12.34	8.80	8,225
	2017	10.12	12.34	5,543
	2016	7.58	10.12	4,611
	2015	9.04	7.58	5,235
	2014	8.89	9.04	6,467
	2013	4.96	8.89	821
	2012	3.97	4.96	955
	2011	5.10	3.97	365
	2010	3.56	5.10	0
	2009	2.71	3.56	0
Rydex VIF S&P 500 2x Strategy	2018	17.70	14.46	42,810
	2017	12.77	17.70	103,520
	2016	10.98	12.77	86,790
	2015	11.55	10.98	52,135
	2014	9.59	11.55	245,321
	2013	5.88	9.59	1,558
	2012	4.71	5.88	0
	2011	5.07	4.71	403
	2010	4.19	5.07	879
	2009	2.96	4.19	1,516
Rydex VIF S&P 500 Pure Growth	2018	18.02	16.42	21,774
	2017	14.99	18.02	24,618
	2016	15.13	14.99	26,659
	2015	15.49	15.13	33,820
	2014	14.26	15.49	48,764
	2013	10.45	14.26	31,671
	2012	9.54	10.45	16,270
	2011	9.99	9.54	12,680
	2010	8.27	9.99	5,142
	2009	5.81	8.27	551

A-40

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 Pure Value	2018	14.26	11.94	20,257
	2017	12.74	14.26	21,379
	2016	11.23	12.74	15,477
	2015	12.83	11.23	4,703
	2014	11.97	12.83	8,517
	2013	8.53	11.97	8,067
	2012	7.22	8.53	12,841
	2011	7.72	7.22	8,256
	2010	6.64	7.72	6,216
	2009	4.55	6.64	431
Rydex VIF S&P MidCap 400 Pure Growth	2018	18.01	14.82	8,052
	2017	15.70	18.01	8,645
	2016	15.82	15.70	12,548
	2015	16.17	15.82	19,289
	2014	17.00	16.17	12,175
	2013	13.12	17.00	3,862
	2012	11.71	13.12	3,938
	2011	12.20	11.71	2,845
	2010	9.52	12.20	260
	2009	6.28	9.52	89
Rydex VIF S&P MidCap 400 Pure Value	2018	13.67	10.70	8,789
	2017	12.51	13.67	7,876
	2016	10.04	12.51	11,712
	2015	11.80	10.04	13,132
	2014	11.44	11.80	8,846
	2013	8.72	11.44	2,043
	2012	7.72	8.72	3,110
	2011	8.60	7.72	4,463
	2010	7.41	8.60	0
	2009	4.94	7.41	367
Rydex VIF S&P SmallCap 600 Pure Growth	2018	16.72	14.69	3,790
	2017	14.91	16.72	3,618
	2016	13.00	14.91	5,188
	2015	13.51	13.00	14,827
	2014	13.98	13.51	5,764
	2013	10.24	13.98	13,843
	2012	9.58	10.24	1,695
	2011	9.58	9.58	5,608
	2010	7.91	9.58	0
	2009	6.11	7.91	1,412
Rydex VIF S&P SmallCap 600 Pure Value	2018	11.16	8.56	1,227
	2017	11.58	11.16	1,852
	2016	9.10	11.58	2,760
	2015	10.89	9.10	5,673
	2014	11.13	10.89	3,451
	2013	8.07	11.13	7,095
	2012	6.94	8.07	10,406
	2011	7.93	6.94	10,660
	2010	6.56	7.93	532
	2009	4.18	6.56	2,341

A-41

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Strengthening Dollar 2x Strategy	2018	5.34	5.77	0
	2017	6.71	5.34	0
	2016	6.49	6.71	4,495
	2015	5.93	6.49	1,176
	2014	4.99	5.93	0
	2013	5.32	4.99	3,116
	2012	5.88	5.32	6,347
	2011	6.36	5.88	16,125
	2010	6.89	6.36	2,770
	2009	8.48	6.89	0
Rydex VIF Technology	2018	15.80	15.04	6,509
	2017	12.33	15.80	4,544
	2016	11.49	12.33	3,444
	2015	11.77	11.49	39,101
	2014	11.04	11.77	12,019
	2013	8.44	11.04	4,173
	2012	7.81	8.44	540
	2011	8.90	7.81	8,973
	2010	8.22	8.90	1,918
	2009	5.47	8.22	8,189
Rydex VIF Telecommunications	2018	7.42	6.79	5,330
	2017	7.25	7.42	0
	2016	6.40	7.25	590
	2015	7.10	6.40	3,818
	2014	7.16	7.10	15,716
	2013	6.31	7.16	2,516
	2012	6.23	6.31	17,911
	2011	7.53	6.23	7,264
	2010	6.81	7.53	293
	2009	5.48	6.81	0
Rydex VIF Transportation	2018	15.08	11.65	3,037
	2017	12.79	15.08	80,308
	2016	11.47	12.79	98,284
	2015	13.82	11.47	6,486
	2014	11.65	13.82	10,620
	2013	8.01	11.65	2,619
	2012	7.05	8.01	13,012
	2011	8.21	7.05	7,431
	2010	6.84	8.21	2,365
	2009	6.03	6.84	0
Rydex VIF U.S. Government Money Market	2018	7.18	6.98	2,619,998
	2017	7.43	7.18	805,807
	2016	7.69	7.43	880,152
	2015	7.96	7.69	1,994,315
	2014	8.24	7.96	2,767,047
	2013	8.53	8.24	769,309
	2012	8.83	8.53	1,215,511
	2011	9.14	8.83	170,587
	2010	9.47	9.14	89,039
	2009	9.79	9.47	166,194

A-42

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Utilities	2018	13.21	13.25	20,128
	2017	12.32	13.21	99,524
	2016	10.96	12.32	6,538
	2015	12.25	10.96	4,596
	2014	10.32	12.25	138,504
	2013	9.40	10.32	5,828
	2012	9.62	9.40	3,468
	2011	8.56	9.62	2,443
	2010	8.29	8.56	2,695
	2009	7.54	8.29	4,892
Rydex VIF Weakening Dollar 2x Strategy	2018	4.92	4.20	716
	2017	4.27	4.92	783
	2016	4.84	4.27	849
	2015	6.02	4.84	5,258
	2014	7.98	6.02	5,544
	2013	8.50	7.98	4,767
	2012	8.73	8.50	3,727
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
SEI VP Balanced Strategy	2018	10.29	9.26	0
	2017	9.57	10.29	0
	2016	9.27	9.57	4,416
	2015	9.93	9.27	4,360
	2014[5]	10.00	9.93	4,328
SEI VP Conservative Strategy	2018	9.65	9.11	1,781
	2017	9.53	9.65	1,728
	2016	9.51	9.53	9,079
	2015	9.89	9.51	1,656
	2014[5]	10.00	9.89	1,646
SEI VP Defensive Strategy	2018	9.20	8.80	0
	2017	9.30	9.20	0
	2016	9.43	9.30	0
	2015	9.81	9.43	0
	2014[5]	10.00	9.81	0
SEI VP Market Growth Strategy	2018	10.56	9.37	0
	2017	9.61	10.56	0
	2016	9.26	9.61	0
	2015	9.95	9.26	0
	2014[5]	10.00	9.95	18
SEI VP Market Plus Strategy	2018	11.13	9.64	4,148
	2017	9.73	11.13	7,325
	2016	9.31	9.73	7,108
	2015	10.02	9.31	6,948
	2014[5]	10.00	10.02	3,128
SEI VP Moderate Strategy	2018	10.20	9.45	0
	2017	9.77	10.20	0
	2016	9.54	9.77	0
	2015	10.00	9.54	0
	2014[5]	10.00	10.00	0

A-43

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Blue Chip Growth	2018	20.67	20.30	75,912
	2017	15.75	20.67	168,127
	2016	16.22	15.75	99,561
	2015	15.15	16.22	118,831
	2014	14.41	15.15	61,373
	2013	10.59	14.41	38,383
	2012	9.30	10.59	5,120
	2011[1]	10.00	9.30	1,398
T. Rowe Price Equity Income	2018	15.26	13.31	22,063
	2017	13.65	15.26	53,823
	2016	11.89	13.65	57,568
	2015	13.25	11.89	55,443
	2014	12.80	13.25	54,686
	2013	10.24	12.80	42,707
	2012	9.07	10.24	6,334
	2011[1]	10.00	9.07	1,683
T. Rowe Price Health Sciences	2018	25.52	24.87	17,340
	2017	20.75	25.52	10,813
	2016	24.06	20.75	11,010
	2015	22.14	24.06	20,647
	2014	17.47	22.14	27,663
	2013	12.01	17.47	11,776
	2012	9.49	12.01	10,391
	2011[1]	10.00	9.49	6,916
T. Rowe Price Limited-Term Bond	2018	8.36	8.15	14,807
	2017	8.58	8.36	20,283
	2016	8.79	8.58	26,411
	2015	9.09	8.79	30,773
	2014	9.37	9.09	23,272
	2013	9.71	9.37	23,565
	2012	9.82	9.71	17,803
	2011[1]	10.00	9.82	1,013
Templeton Developing Markets VIP Fund	2018	17.57	14.29	24,531
	2017	12.95	17.57	33,427
	2016	11.41	12.95	36,891
	2015	14.70	11.41	19,596
	2014	16.61	14.70	23,353
	2013	17.35	16.61	12,940
	2012	15.87	17.35	15,692
	2011	19.52	15.87	1,670
	2010	17.18	19.52	4,523
	2009	10.30	17.18	1,566

A-44

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Templeton Foreign VIP Fund	2018	15.85	12.95	52,912
	2017	14.06	15.85	43,358
	2016	13.58	14.06	23,694
	2015	15.03	13.58	2,082
	2014	17.51	15.03	490
	2013	14.74	17.51	342
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	4,623
	2009	10.78	14.27	227
Templeton Global Bond VIP Fund	2018	9.12	8.98	125,744
	2017	9.26	9.12	106,002
	2016	9.31	9.26	110,925
	2015	10.07	9.31	109,596
	2014	10.24	10.07	83,883
	2013	10.43	10.24	63,180
	2012	9.38	10.43	80,424
	2011[1]	10.00	9.38	871
Templeton Growth VIP Fund	2018	12.86	10.58	0
	2017	11.23	12.86	0
	2016	10.61	11.23	5,571
	2015	11.74	10.61	6,663
	2014	12.50	11.74	11,847
	2013	9.89	12.50	7,843
	2012	8.46	9.89	0
	2011[1]	10.00	8.46	0
Third Avenue Value	2018	10.97	8.44	0
	2017	10.00	10.97	0
	2016	9.22	10.00	0
	2015	10.48	9.22	0
	2014	10.39	10.48	5,330
	2013	9.04	10.39	6,766
	2012	7.35	9.04	615
	2011[1]	10.00	7.35	0
TOPS® Aggressive Growth ETF	2018	10.84	9.40	0
	2017[8]	10.00	10.84	0
TOPS® Balanced ETF	2018	10.35	9.41	0
	2017[8]	10.00	10.35	0
TOPS® Conservative ETF	2018	10.16	9.56	0
	2017[8]	10.00	10.16	0
TOPS® Growth ETF	2018	10.70	9.41	0
	2017[8]	10.00	10.70	0
TOPS® Managed Risk Balanced ETF	2018	10.34	9.42	0
	2017[8]	10.00	10.34	0
TOPS® Managed Risk Growth ETF	2018	10.72	9.50	0
	2017[8]	10.00	10.72	0
TOPS® Managed Risk Moderate Growth ETF	2018	10.52	9.47	0
	2017[8]	10.00	10.52	0
TOPS® Moderate Growth ETF	2018	10.50	9.48	0
	2017[8]	10.00	10.50	0

A-45

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
VanEck VIP Global Gold	2018	7.93	6.39	0
	2017	7.28	7.93	0
	2016	5.09	7.28	86,848
	2015	6.95	5.09	6,396
	2014	7.66	6.95	0
	2013[4]	10.00	7.66	0
VanEck VIP Global Hard Assets	2018	5.18	3.58	4,767
	2017	5.47	5.18	6,183
	2016	3.95	5.47	47,112
	2015	6.16	3.95	6,741
	2014	7.90	6.16	6,595
	2013	7.42	7.90	15,913
	2012	7.45	7.42	42,872
	2011[1]	10.00	7.45	3,260
Vanguard® VIF Balanced	2018	11.52	10.71	36,520
	2017	10.44	11.52	274
	2016	9.77	10.44	0
	2015[6]	10.00	9.77	0
Vanguard® VIF Capital Growth	2018	12.99	12.35	2,833
	2017	10.48	12.99	3,524
	2016	9.82	10.48	1,636
	2015[6]	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2018	10.71	9.99	5,679
	2017	10.03	10.71	5,521
	2016	9.84	10.03	0
	2015[6]	10.00	9.84	0
Vanguard® VIF Diversified Value	2018	11.47	10.03	4,323
	2017	10.54	11.47	4,322
	2016	9.69	10.54	0
	2015[6]	10.00	9.69	0
Vanguard® VIF Equity Income	2018	12.32	11.15	55,152
	2017	10.83	12.32	20,682
	2016	9.78	10.83	10,801
	2015[6]	10.00	9.78	0
Vanguard® VIF Equity Index	2018	12.27	11.27	4,611
	2017	10.48	12.27	1,964
	2016	9.74	10.48	1,001
	2015[6]	10.00	9.74	0
Vanguard® VIF Growth	2018	11.84	11.42	568
	2017	9.40	11.84	551
	2016	9.88	9.40	0
	2015[6]	10.00	9.88	0
Vanguard® VIF High Yield Bond	2018	10.78	10.09	41,891
	2017	10.47	10.78	37,998
	2016	9.77	10.47	727
	2015[6]	10.00	9.77	0
Vanguard® VIF International	2018	13.05	10.97	73,823
	2017	9.50	13.05	23,118
	2016	9.70	9.50	0
	2015[6]	10.00	9.70	0

A-46

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Mid-Cap Index	2018	11.92	10.40	21,386
	2017	10.41	11.92	12,213
	2016	9.73	10.41	3,441
	2015[6]	10.00	9.73	0
Vanguard® VIF Moderate Allocation	2018	11.19	10.24	47,994
	2017	10.13	11.19	46,521
	2016	9.79	10.13	82
	2015[6]	10.00	9.79	0
Vanguard® VIF Real Estate Index	2018	10.66	9.71	871
	2017	10.57	10.66	2,092
	2016	10.14	10.57	19,207
	2015[6]	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2018	9.62	9.36	98,505
	2017	9.80	9.62	27,497
	2016	9.91	9.80	5,467
	2015[6]	10.00	9.91	0
Vanguard® VIF Small Company Growth	2018	12.74	11.37	35,563
	2017	10.73	12.74	10,771
	2016	9.70	10.73	2,288
	2015[6]	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2018	9.74	9.36	190,057
	2017	9.78	9.74	98,717
	2016	9.92	9.78	30,899
	2015[6]	10.00	9.92	0
Vanguard® VIF Total Stock Market Index	2018	12.26	11.17	40,704
	2017	10.54	12.26	12,452
	2016	9.73	10.54	11,230
	2015[6]	10.00	9.73	0
Virtus Duff & Phelps International Series	2018	8.45	6.80	122,999
	2017	7.55	8.45	90,659
	2016	7.94	7.55	29,719
	2015	9.18	7.94	7,389
	2014	9.89	9.18	9,992
	2013[4]	10.00	9.89	4,913
Virtus Duff & Phelps Real Estate Securities Series	2018	11.69	10.55	2,761
	2017	11.42	11.69	8,738
	2016	11.06	11.42	14,199
	2015	11.19	11.06	13,238
	2014	8.80	11.19	7,753
	2013[4]	10.00	8.80	0
Virtus KAR Small-Cap Growth Series	2018	18.18	19.61	8,074
	2017	13.36	18.18	18,693
	2016	10.98	13.36	15,066
	2015	11.29	10.98	3,166
	2014[5]	10.00	11.29	3,436
Virtus Newfleet Multi-Sector Intermediate Bond Series	2018	9.87	9.29	62,917
	2017	9.58	9.87	68,849
	2016	9.07	9.58	18,813
	2015	9.51	9.07	16,389
	2014	9.66	9.51	15,985
	2013[4]	10.00	9.66	2,605

A-47

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Virtus Strategic Allocation Series	2018	11.61	10.55	0
	2017	10.10	11.61	0
	2016	10.37	10.10	0
	2015	11.35	10.37	0
	2014	10.92	11.35	0
	2013[4]	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2018	16.26	14.46	0
	2017	13.51	16.26	0
	2016	13.08	13.51	0
	2015	13.53	13.08	0
	2014	12.92	13.53	2
	2013	10.17	12.92	0
	2012[3]	10.00	10.17	0
VY Clarion Global Real Estate Portfolio	2018	10.89	9.59	6,240
	2017	10.21	10.89	7,452
	2016	10.52	10.21	8,062
	2015	11.10	10.52	7,691
	2014	10.11	11.10	7,370
	2013	10.11	10.11	9,347
	2012[3]	10.00	10.11	0
VY Clarion Real Estate Portfolio	2018	12.63	11.26	0
	2017	12.45	12.63	8,136
	2016	12.39	12.45	1,061
	2015	12.47	12.39	3,111
	2014	9.95	12.47	11,431
	2013	10.11	9.95	5,526
	2012[3]	10.00	10.11	0
Wells Fargo International Equity VT	2018	11.10	8.87	3,997
	2017	9.24	11.10	6,515
	2016	9.26	9.24	2,625
	2015	9.41	9.26	2,428
	2014	10.30	9.41	3,278
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	2011[1]	10.00	8.13	0
Wells Fargo Omega Growth VT	2018	16.50	15.98	669
	2017	12.69	16.50	0
	2016	13.07	12.69	0
	2015	13.35	13.07	1,341
	2014	13.30	13.35	11,196
	2013	9.84	13.30	3,528
	2012	8.46	9.84	0
	2011[1]	10.00	8.46	0

A-48

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo Opportunity VT	2018	16.25	14.58	4,320
	2017	13.97	16.25	2,560
	2016	12.88	13.97	499
	2015	13.76	12.88	1,144
	2014	12.90	13.76	1,115
	2013	10.22	12.90	1,091
	2012	9.16	10.22	1,672
	2011	10.03	9.16	987
	2010	8.39	10.03	1,108
	2009	5.88	8.39	1,101
Western Asset Variable Global High Yield Bond	2018	10.34	9.57	3,428
	2017	9.87	10.34	3,326
	2016	8.86	9.87	3,909
	2015	9.76	8.86	3,794
	2014	10.26	9.76	3,682
	2013	10.01	10.26	2,876
	2012 [3]	10.00	10.01	0
1   For the period April 18, 2011 (the date first publicly offered) to December 31, 2011.
2   Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
3   For the period December 28, 2012 (the date first publicly offered) to December 31, 2012.
4   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
5   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
6   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
7   Effective August 18, 2017, the Subaccount began investing in Class 3 of 7Twelve™ Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect the investment in Class 4 of 7Twelve™ Balanced Portfolio.
8   For the period August 18, 2017 (the date first publicly offered) to December 31, 2017.

A-49

Prospectus
ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2019

Important Privacy Notice Included

See Back Cover
Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915J (COMM)	32-69150-10 2019/05/01

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Mid Cap Value[2]
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I.
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I.
•	Dimensional VA Equity Allocation
•	Dimensional VA Global Bond Portfolio
•	Dimensional VA Global Moderate Allocation
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short-Term Fixed Portfolio

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2019

V6915J (COMM)	32-69150-10 2019/05/01

•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP)
•	DWS Core Equity VIP (formerly Deutsche Core Equity VIP)
•	DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP)
•	DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)
•	DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP
•	DWS High Income VIP (formerly Deutsche High Income VIP
•	DWS International Growth VIP (formerly Deutsche International Growth VIP
•	DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond
•	Ivy VIP Global Equity Income
•	Ivy VIP Global Growth
•	Ivy VIP Growth
•	Ivy VIP High Income
•	Ivy VIP International Core Equity
•	Ivy VIP Limited-Term Bond
•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
•	Ivy VIP Science and Technology
•	Ivy VIP Securian Real Estate Securities

2

•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth
•	Ivy VIP Value
•	Janus Henderson VIT Enterprise
•	Janus Henderson VIT Forty
•	Janus Henderson VIT Mid Cap Value
•	Janus Henderson VIT Overseas
•	Janus Henderson VIT Research
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Sustainable Equity
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged))
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged))
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Multi‑Asset Absolute Return
•	Putnam VT Multi‑Cap Core (formerly Putnam VT Investors )
•	Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities )
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Financial Services
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Leisure
•	Rydex VIF NASDAQ-100®
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	SEI VP Balanced Strategy

3

•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Global Bond Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth[3]
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total International Stock Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small-Cap Growth Series
•	Virtus Newfleet Multi-Sector Intermediate Bond Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The American Century VP Mid Cap Value Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2015. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2015, you may not allocate Purchase Payments or transfer your Contract Value to the American Century VP Mid Cap Value Subaccount.

3
The Vanguard® VIF Small Company Growth Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2019. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2019, you may not allocate Purchase Payments or transfer your Contract Value to the Vanguard® VIF Small Company Growth Subaccount.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2019, which has been filed with the SEC contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 50 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1‑800‑888‑2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

Definitions
Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
7

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary
This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
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Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
0.65%
All other Subaccounts	0.25%

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The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner’s reaching age 59½. Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.
Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See “Mortality and Expense Risk Charge.”
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Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	1.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2   The administration charge differs by Subaccount and currently ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.11%	48.64%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.11%	2.20%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2018, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2018. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2020.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$441	$6,519	$8,301	$9,007

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Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$234	$721	$1,235	$2,646

Condensed Financial Information
Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds
Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2018, the Company had total assets under management of approximately $33.5 billion.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
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The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class (if applicable), a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Fund’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
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12b‑1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0.25% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the
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Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract
General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
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Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit
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will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the
17

Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations.  If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for  scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated . If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccount’s were closed or will close.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Rydex VIF Dow 2x Strategy	May 1, 2019
Rydex VIF Europe 1.25x Strategy	May 1, 2019
Rydex VIF Government Long Bond 1.2x Strategy	May 1, 2019
Rydex VIF Inverse Dow 2x Strategy	May 1, 2019
Rydex VIF Inverse Government Long Bond Strategy	May 1, 2019
Rydex VIF Inverse Mid-Cap Strategy	May 1, 2019
Rydex VIF Inverse NASDAQ-100® Strategy	May 1, 2019
Rydex VIF Inverse Russell 2000® Strategy	May 1, 2019
Rydex VIF Inverse S&P 500 Strategy	May 1, 2019
Rydex VIF Japan 2x Strategy	May 1, 2019
Rydex VIF Mid-Cap 1.5x Strategy	May 1, 2019
Rydex VIF NASDAQ-100® 2x Strategy	May 1, 2019
Rydex VIF Nova	May 1, 2019
Rydex VIF Russell 2000® 1.5x Strategy	May 1, 2019
Rydex VIF Russell 2000® 2x Strategy	May 1, 2019
Rydex VIF S&P 500 2x Strategy	May 1, 2019
Rydex VIF Strengthening Dollar 2x Strategy	May 1, 2019
Rydex VIF Weakening Dollar 2x Strategy	May 1, 2019
Vanguard® VIP Small Company Growth	May 1, 2019

In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company
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will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount
If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, those automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VIP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

•
The Rydex VIF Dow 2x Strategy, Rydex VIF Europe 1.25x Strategy, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100® Strategy, Rydex VIF Nova, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF Strengthening Dollar 2x Strategy, and Rydex VIF Weakening Dollar 2x Strategy closed on May 1, 2019. If you had Contract Value allocated to these Subaccounts at the time that it closed, your Contract Value will remain invested in that Subaccount. You may transfer Contract Value from these Subaccounts, but you will not be able to allocate Purchase Payments or transfer Contract Value to these Subaccounts.

•
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount
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or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset
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Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

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If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value[1], American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio,  Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi‑Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT International Bond (Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Multi‑Asset Absolute Return , Putnam VT Multi‑Cap Core, Putnam VT Small Cap Growth
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Financial Services, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Leisure, Rydex VIF NASDAQ-100®, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth[2], Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days

25

Subaccount	Transfer Block Restriction (# of Calendar Days)
Western Asset Variable Global High Yield Bond	30 days
1   You may transfer Contract Value to the American Century VP Mid Cap Value Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2015.
2   You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
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Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex certain of the Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
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In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.”
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet
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functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally, 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
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Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in
30

force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
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Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions
The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
0.65%
All other Subaccounts	0.25%

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The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. The rider may not be available in all states.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
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Annuity Period
General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15, 20 or 30 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over
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(ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 30 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,
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all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15, 20 or 30 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the
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requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract
Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

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•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters
Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
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Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under
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the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the
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tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully
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taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed
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and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($103,000 to $123,000 for a married couple filing a joint return and $64,000 to $74,000 for a single taxpayer in 2019). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $193,000 and $203,000 (for 2019). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $122,000 to $137,000 in adjusted gross income for 2019 ($193,000 to $203,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
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Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in
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the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information
Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company’s investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser’s fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser’s fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
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Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
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Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
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Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2018, 2017, and 2016, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $2,435,279, $3,183,727, and $3,496,117, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and  0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered represen-
48

tative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2018 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Plan Corporation, Advanced Advisor Group, LLC, Cetera Advisor Networks, LLC, GWN Securities, Inc., Lincoln Investment Planning, LLC, LPL Financial Corporation, OFG Financial Services, Inc., PlanMember Securities Corporation, Royal Alliance Associates, Inc., and Sagepoint Financial, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information
Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013, the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
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Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information
Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account XIV at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information
The Statement of Additional Information for the EliteDesigns II Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Share Classes, Objectives, and Advisers for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
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NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	Class 3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors LLC
AB VPS Dynamic Asset Allocation	Class B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Growth and Income	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Small/ Mid Cap Value	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
Alger Capital Appreciation	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
Alger Large Cap Growth	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
ALPS/Alerian Energy Infrastructure	Class III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc.
American Century VP Income & Growth	Class II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Inflation Protection	Class II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt. Inc.
American Century VP International	Class II	Seeks capital growth.	American Century Investment Mgmt. Inc.
American Century VP Mid Cap Value[1]	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Value	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Funds IS® Asset Allocation	Class 4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	Class 4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth	Class 4	Provide capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	Class 4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® International	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	Class 4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	Class 4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	Class 4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	Class 3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
Dimensional VA Equity Allocation		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Moderate Allocation
Seeks total return consisting of capital appreciation and current income. This is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds managed by Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Match the performance of the Standard & Poor’s® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.

52

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
DWS Capital Growth VIP	Class B	Provide long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Core Equity VIP	Class B	Seeks long-term capital growth, current income and income growth.	DWS Investment Mgmt. Americas Inc.
DWS CROCI® U.S. VIP	Class B	Achieve a high rate of total return.	DWS Investment Mgmt. Americas Inc.
DWS Global Small Cap VIP	Class B	Seeks above-average capital appreciation over the long term.	DWS Investment Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	Class B	Seeks high current income consistent with preservation of capital.	DWS Investment Mgmt. Americas Inc.
DWS High Income VIP	Class B	Provide a high level of current income.	DWS Investment Mgmt. Americas Inc.
DWS International Growth VIP	Class B	Seeks long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	Class B	Seeks long-term capital appreciation.	DWS Investment Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	Class II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo LLC	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; Fidelity Investment Money Mgmt. Inc.; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

FormulaFolios US Equity Portfolio	Class 1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers Inc.
Franklin Growth and Income VIP Fund	Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
Franklin Advisers Inc.
Franklin Income VIP Fund	Class 2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers Inc.
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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Large Cap Growth VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers Inc.
Franklin Mutual Global Discovery VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers LLC
Franklin Mutual Shares VIP Fund	Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers LLC
Franklin Rising Dividends VIP Fund	Class 2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services LLC
Franklin Small Cap Value VIP Fund	Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services LLC
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers Inc.
Franklin Strategic Income VIP Fund	Class 2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers Inc.
Franklin U.S. Government Securities VIP Fund	Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC
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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors LLC
Guggenheim VIF High Yield		Seeks high current income, capital appreciation is secondary objective.	Security Investors LLC
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Managed Asset Allocation		Provide capital growth and, secondarily, capital preservation.	Security Investors LLC
Guggenheim VIF Mid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors LLC
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. Growth and Income	Series II	Seek long-term growth of capital and income.	Invesco Advisers Inc.
Invesco V.I. Health Care	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide capital growth.	Ivy Investment Mgmt. Co.
57

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt. Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term capital growth.	Lord Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
58

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	Class II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation and some current income.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	Class I	Seeks long-term capital growth by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
59

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short‑Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co LLC
Pioneer Bond VCT	Class II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Equity Income VCT	Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer High Yield VCT	Class II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Real Estate Shares VCT	Class II	Seeks long-term capital growth.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Strategic Income VCT	Class II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt. Inc.
60

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Mgmt. LLC
Putnam VT Diversified Income	Class IB	Seeks as high a level of current income as Putnam Investment Management LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Equity Income	Class IB	Seeks capital growth and current income	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Global Asset Allocation	Class IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Growth Opportunities	Class IB	Seeks capital appreciation.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT High Yield	Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Income	Class IB	Seeks high current income consistent with what Putnam Investment Management LLC believes to be prudent risk.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Multi‑Asset Absolute Return	Class IB
Earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Multi‑Cap Core	Class IB	Seeks long-term capital growth and any increased income that results from this growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Small Cap Growth	Class IB	Seeks long-term capital growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Redwood Managed Volatility	Class N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors LLC
61

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors LLC
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors LLC
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors LLC
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors LLC
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies involved in the financial services sector.	Security Investors LLC
Rydex VIF Health Care	Seeks capital appreciation by investing in companies involved in the health care industry.	Security Investors LLC
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors LLC
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors LLC
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Security Investors LLC
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors LLC
62

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Real Estate	Provide capital appreciation by investing in companies involved in the real estate industry, including real estate investment trusts.	Security Investors LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors LLC
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors LLC
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Security Investors LLC
63

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors LLC
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors LLC
SEI VP Balanced Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	Class III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Defensive Strategy	Class III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	Class III	Seeks Long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	Class III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	Class II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates Inc.
T. Rowe Price Equity Income	Class II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates Inc.
T. Rowe Price Health Sciences	Class II	Seeks long-term capital appreciation.	T. Rowe Price Associates Inc.
T. Rowe Price Limited‑Term Bond	Class II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates Inc.
Templeton Developing Markets VIP Fund	Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Templeton Global Bond VIP Fund	Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers Inc.
Templeton Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
64

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	Class S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc.
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc.; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Global Bond Index		Track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard Group Inc.
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners LLC; William Blair Investment Mgmt. LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc.
65

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc.
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc.
Vanguard® VIF Small Company Growth[1]		Provide long-term capital appreciation.	ArrowMark Colorado Holdings LLC (ArrowMark Partners); Vanguard Group Inc.
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc.
Vanguard® VIF Total International Stock Market Index		Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard Group Inc.
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc.
Virtus Duff & Phelps International Series	Class A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	Class A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus KAR Small-Cap Growth Series	Class A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	Class A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.; Newfleet Asset Mgmt. LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	Class S2	Seeks long-term capital appreciation.	Voya Investments LLC	Voya Investment Mgmt. Co. LLC (US)
VY Clarion Global Real Estate Portfolio	Class S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	Class S2	Seeks total return including capital appreciation and curent income.	Voya Investments LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	Class II	Maximize total return.	Legg Mason Partners Fund Advisor LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd
1 Currently unavailable for new applications and existing Contracts not currently allocated to the Subaccount. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

66

APPENDIX A
Condensed Financial Information
The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2018.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio[5]	2018	9.47	8.29	1,887
	2017	8.97	9.47	5,942
	2016	8.59	8.97	1,068
	2015	9.69	8.59	1,037
	2014	10.16	9.69	9,148
	2013[1]	10.00	10.16	7,902
AB VPS Dynamic Asset Allocation	2018	10.16	9.00	6,047
	2017	9.30	10.16	0
	2016	9.40	9.30	0
	2015	9.96	9.40	0
	2014[2]	10.00	9.96	0
AB VPS Global Thematic Growth	2018	13.73	11.81	0
	2017	10.53	13.73	0
	2016	11.11	10.53	0
	2015	11.31	11.11	0
	2014	11.29	11.31	0
	2013[1]	10.00	11.29	0
AB VPS Growth and Income	2018	13.24	11.93	0
	2017	11.68	13.24	1,551
	2016	10.99	11.68	1,578
	2015	11.33	10.99	0
	2014	10.84	11.33	0
	2013[1]	10.00	10.84	0
AB VPS Small/Mid Cap Value	2018	13.17	10.66	22,372
	2017	12.20	13.17	16,314
	2016	10.22	12.20	17,596
	2015	11.33	10.22	13,167
	2014	10.88	11.33	0
	2013[1]	10.00	10.88	0
Alger Capital Appreciation	2018	14.97	14.26	23,524
	2017	11.97	14.97	24,940
	2016	12.49	11.97	24,648
	2015	12.33	12.49	30,514
	2014	11.37	12.33	10,133
	2013[1]	10.00	11.37	0
Alger Large Cap Growth	2018	13.65	13.28	3,524
	2017	11.15	13.65	0
	2016	11.81	11.15	0
	2015	12.18	11.81	0
	2014	11.52	12.18	0
	2013[1]	10.00	11.52	0
A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
ALPS/Alerian Energy Infrastructure	2018	8.54	6.62	37,197
	2017	9.01	8.54	43,662
	2016	6.69	9.01	36,669
	2015	11.27	6.69	14,202
	2014	10.53	11.27	11,474
	2013[1]	10.00	10.53	0
American Century VP Income & Growth	2018	13.07	11.60	1,062
	2017	11.36	13.07	1,203
	2016	10.49	11.36	5,014
	2015	11.67	10.49	8,403
	2014	10.86	11.67	1,824
	2013[1]	10.00	10.86	0
American Century VP Inflation Protection	2018	8.75	8.14	4,844
	2017	8.83	8.75	4,701
	2016	8.84	8.83	4,562
	2015	9.48	8.84	219
	2014	9.60	9.48	0
	2013[1]	10.00	9.60	0
American Century VP International	2018	10.74	8.70	0
	2017	8.58	10.74	0
	2016	9.49	8.58	0
	2015	9.88	9.49	43
	2014	10.95	9.88	0
	2013[1]	10.00	10.95	0
American Century VP Mid Cap Value	2018	13.79	11.48	8,259
	2017	12.94	13.79	12,206
	2016	11.02	12.94	14,833
	2015	11.71	11.02	12,702
	2014	10.53	11.71	1,769
	2013[1]	10.00	10.53	0
American Century VP Value	2018	12.50	10.84	11,994
	2017	12.04	12.50	11,597
	2016	10.46	12.04	5,075
	2015	11.40	10.46	0
	2014	10.56	11.40	207
	2013[1]	10.00	10.56	0
American Funds IS® Asset Allocation	2018	11.32	10.30	98,251
	2017	10.21	11.32	267,832
	2016	9.78	10.21	76,629
	2015	10.11	9.78	120,238
	2014[2]	10.00	10.11	10,746
American Funds IS® Blue Chip Income and Growth	2018	12.60	10.98	27,873
	2017	11.29	12.60	38,095
	2016	9.96	11.29	12,287
	2015	10.77	9.96	0
	2014[2]	10.00	10.77	0
American Funds IS® Global Bond	2018	8.62	8.11	3,390
	2017	8.46	8.62	3,289
	2016	8.63	8.46	1,553
	2015	9.43	8.63	2,755
	2014[2]	10.00	9.43	0
A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® Global Growth	2018	12.39	10.75	8,491
	2017	9.88	12.39	9,638
	2016	10.29	9.88	0
	2015	10.09	10.29	0
	2014[2]	10.00	10.09	0
American Funds IS® Global Growth and Income	2018	11.56	9.96	15,437
	2017	9.60	11.56	15,881
	2016	9.38	9.60	1,200
	2015	9.97	9.38	2,811
	2014[2]	10.00	9.97	1,598
American Funds IS® Global Small Capitalization	2018	11.02	9.40	8,114
	2017	9.17	11.02	7,170
	2016	9.42	9.17	580
	2015	9.85	9.42	716
	2014[2]	10.00	9.85	0
American Funds IS® Growth	2018	13.74	13.08	54,352
	2017	11.23	13.74	41,499
	2016	10.75	11.23	3,008
	2015	10.54	10.75	3,101
	2014[2]	10.00	10.54	1,928
American Funds IS® Growth-Income	2018	12.67	11.87	60,972
	2017	10.86	12.67	167,967
	2016	10.20	10.86	91,093
	2015	10.54	10.20	6,243
	2014[2]	10.00	10.54	945
American Funds IS® International	2018	10.62	8.79	8,652
	2017	8.42	10.62	64,429
	2016	8.53	8.42	2,737
	2015	9.36	8.53	2,893
	2014[2]	10.00	9.36	0
American Funds IS® International Growth and Income	2018	9.45	8.00	7,282
	2017	7.92	9.45	4,206
	2016	8.18	7.92	637
	2015	9.09	8.18	0
	2014[2]	10.00	9.09	0
American Funds IS® Mortgage	2018	9.07	8.68	0
	2017	9.40	9.07	0
	2016	9.63	9.40	0
	2015	9.91	9.63	0
	2014[2]	10.00	9.91	0
American Funds IS® New World	2018	10.29	8.44	25,940
	2017	8.34	10.29	56,683
	2016	8.30	8.34	6,891
	2015	8.98	8.30	3,181
	2014[2]	10.00	8.98	3,087
American Funds IS® U.S. Government/AAA-Rated Securities	2018	8.97	8.62	7,285
	2017	9.26	8.97	12,934
	2016	9.58	9.26	2,147
	2015	9.89	9.58	10,891
	2014[2]	10.00	9.89	3,655
A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Advantage Large Cap Core V.I.	2018	14.01	12.66	5,179
	2017	12.01	14.01	5,026
	2016	11.39	12.01	4,877
	2015	11.88	11.39	4,733
	2014	11.08	11.88	4,593
	2013[1]	10.00	11.08	0
BlackRock Basic Value V.I.	2018	11.83	10.39	6,000
	2017	11.45	11.83	5,827
	2016	10.17	11.45	2,707
	2015	11.33	10.17	4,207
	2014	10.80	11.33	2,557
	2013[1]	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2018	14.75	14.40	20,444
	2017	11.60	14.75	19,838
	2016	12.14	11.60	20,828
	2015	11.91	12.14	20,218
	2014	11.47	11.91	1,557
	2013[1]	10.00	11.47	0
BlackRock Equity Dividend V.I.	2018	13.01	11.52	22,929
	2017	11.67	13.01	17,188
	2016	10.52	11.67	12,695
	2015	11.09	10.52	13,018
	2014	10.63	11.09	4,199
	2013[1]	10.00	10.63	0
BlackRock Global Allocation V.I.	2018	10.37	9.16	12,380
	2017	9.53	10.37	14,391
	2016	9.60	9.53	20,655
	2015	10.14	9.60	21,144
	2014	10.40	10.14	6,947
	2013[1]	10.00	10.40	0
BlackRock High Yield V.I.	2018	10.29	9.55	5,817
	2017	10.05	10.29	24,831
	2016	9.31	10.05	1,701,702
	2015	10.12	9.31	8,296
	2014	10.33	10.12	9,514
	2013[1]	10.00	10.33	0
BlackRock Large Cap Focus Growth V.I.	2018	15.45	15.19	929
	2017	12.50	15.45	0
	2016	12.16	12.50	0
	2015	12.40	12.16	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Dimensional VA Global Bond Portfolio	2018	8.76	8.49	0
	2017	9.00	8.76	0
	2016	9.29	9.00	0
	2015	9.61	9.29	0
	2014	9.80	9.61	0
	2013[1]	10.00	9.80	0
A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dimensional VA International Small Portfolio	2018	12.88	9.84	25,577
	2017	10.41	12.88	26,961
	2016	10.29	10.41	25,635
	2015	10.21	10.29	20,318
	2014	11.37	10.21	955
	2013[1]	10.00	11.37	0
Dimensional VA International Value Portfolio	2018	10.88	8.59	10,783
	2017	9.08	10.88	10,209
	2016	8.74	9.08	9,076
	2015	9.86	8.74	12,384
	2014	11.15	9.86	1,455
	2013[1]	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2018	8.22	7.97	119,675
	2017	8.56	8.22	0
	2016	8.91	8.56	0
	2015	9.33	8.91	0
	2014	9.78	9.33	0
	2013[1]	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2018	13.61	11.39	34,719
	2017	12.00	13.61	44,153
	2016	10.60	12.00	40,885
	2015	11.52	10.60	36,646
	2014	11.08	11.52	6,264
	2013[1]	10.00	11.08	879
Dimensional VA U.S. Targeted Value Portfolio	2018	12.68	10.16	36,953
	2017	12.13	12.68	37,732
	2016	9.99	12.13	34,810
	2015	11.07	9.99	27,959
	2014	11.20	11.07	2,691
	2013[1]	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2018	13.53	11.78	3,332
	2017	12.59	13.53	48,088
	2016	10.47	12.59	10,333
	2015	11.21	10.47	4,054
	2014	11.14	11.21	3,280
	2013[1]	10.00	11.14	1,210
Dreyfus IP Technology Growth	2018	16.36	15.44	34,863
	2017	12.02	16.36	22,787
	2016	12.03	12.02	3,382
	2015	11.88	12.03	6,427
	2014	11.66	11.88	2,007
	2013[1]	10.00	11.66	0
Dreyfus Stock Index	2018	13.96	12.71	3,076
	2017	12.05	13.96	2,494
	2016	11.30	12.05	2,032
	2015	11.72	11.30	1,973
	2014	10.83	11.72	0
	2013[1]	10.00	10.83	0
A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus VIF Appreciation	2018	12.77	11.34	0
	2017	10.51	12.77	0
	2016	10.21	10.51	0
	2015	10.98	10.21	0
	2014	10.64	10.98	0
	2013[1]	10.00	10.64	0
Dreyfus VIF International Value	2018	10.01	7.95	0
	2017	8.17	10.01	6,672
	2016	8.68	8.17	0
	2015	9.36	8.68	0
	2014	10.82	9.36	0
	2013[1]	10.00	10.82	0
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP )	2018	15.13	14.20	0
	2017	12.56	15.13	0
	2016	12.62	12.56	0
	2015	12.19	12.62	0
	2014	11.31	12.19	0
	2013[1]	10.00	11.31	0
DWS Core Equity VIP (formerly Deutsche Core Equity VIP )	2018	14.52	13.05	5,357
	2017	12.58	14.52	7,555
	2016	11.93	12.58	7,973
	2015	11.89	11.93	7,690
	2014	11.15	11.89	0
	2013[1]	10.00	11.15	0
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP )	2018	10.69	9.13	0
	2017	9.13	10.69	0
	2016	10.01	9.13	0
	2015	11.27	10.01	0
	2014	10.68	11.27	0
	2013[1]	10.00	10.68	0
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP )	2018	10.99	8.33	1,673
	2017	9.61	10.99	1,624
	2016	9.92	9.61	1,576
	2015	10.28	9.92	1,529
	2014	11.23	10.28	0
	2013[1]	10.00	11.23	0
DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP )	2018	8.79	8.42	0
	2017	9.08	8.79	0
	2016	9.42	9.08	0
	2015	9.88	9.42	0
	2014	9.84	9.88	0
	2013[1]	10.00	9.84	0
DWS High Income VIP (formerly Deutsche High Income VIP )	2018	9.90	9.20	0
	2017	9.65	9.90	240
	2016	8.96	9.65	156,409
	2015	9.85	8.96	345,165
	2014	10.18	9.85	219
	2013[1]	10.00	10.18	25,072
A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
DWS International Growth VIP (formerly Deutsche International Growth VIP )	2018	11.64	9.25	0
	2017	9.72	11.64	0
	2016	9.83	9.72	0
	2015	10.44	9.83	0
	2014	10.94	10.44	0
	2013[1]	10.00	10.94	0
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP )	2018	12.14	9.71	967
	2017	11.52	12.14	1,549
	2016	10.34	11.52	911
	2015	11.06	10.34	884
	2014	11.00	11.06	858
	2013[1]	10.00	11.00	0
Eaton Vance VT Floating-Rate Income	2018	9.47	9.05	239,544
	2017	9.57	9.47	1,073,648
	2016	9.19	9.57	884,559
	2015	9.71	9.19	108,217
	2014[2]	10.00	9.71	0
Federated Fund for U.S. Government Securities II	2018	8.96	8.61	1,974
	2017	9.20	8.96	0
	2016	9.46	9.20	0
	2015	9.84	9.46	886
	2014	9.84	9.84	409
	2013[1]	10.00	9.84	0
Federated High Income Bond II	2018	10.33	9.54	4,477
	2017	10.14	10.33	7,874
	2016	9.25	10.14	8,572
	2015	9.95	9.25	4,867
	2014	10.16	9.95	659
	2013[1]	10.00	10.16	0
Fidelity® VIP Balanced	2018	12.17	11.12	20,248
	2017	10.95	12.17	26,686
	2016	10.71	10.95	32,366
	2015	11.16	10.71	47,593
	2014	10.60	11.16	255,631
	2013[1]	10.00	10.60	4,469
Fidelity® VIP Contrafund®	2018	13.45	12.01	45,176
	2017	11.57	13.45	60,739
	2016	11.23	11.57	48,205
	2015	11.69	11.23	31,516
	2014	10.95	11.69	15,829
	2013[1]	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2018	12.43	10.31	3,149
	2017	12.17	12.43	3,061
	2016	10.41	12.17	1,508
	2015	11.13	10.41	7,743
	2014	11.09	11.13	0
	2013[1]	10.00	11.09	0
A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Emerging Markets	2018	11.97	9.37	15,924
	2017	8.51	11.97	17,178
	2016	8.64	8.51	2,774
	2015	10.08	8.64	2,694
	2014	10.42	10.08	2,506
	2013[1]	10.00	10.42	0
Fidelity® VIP Growth & Income	2018	13.06	11.35	3,045
	2017	11.71	13.06	3,841
	2016	10.58	11.71	2,667
	2015	11.35	10.58	3,713
	2014	10.76	11.35	3,710
	2013[1]	10.00	10.76	0
Fidelity® VIP Growth Opportunities	2018	14.56	15.63	53,377
	2017	11.35	14.56	14,092
	2016	11.86	11.35	6,102
	2015	11.77	11.86	5,923
	2014	10.99	11.77	7,370
	2013[1]	10.00	10.99	0
Fidelity® VIP High Income	2018	10.07	9.28	5,241
	2017	9.85	10.07	123,597
	2016	9.02	9.85	151,022
	2015	9.81	9.02	2,034
	2014	10.17	9.81	597,601
	2013[1]	10.00	10.17	0
Fidelity® VIP Index 500	2018	14.07	12.82	33,790
	2017	12.11	14.07	205,903
	2016	11.35	12.11	128,831
	2015	11.74	11.35	35,971
	2014	10.84	11.74	4,824
	2013[1]	10.00	10.84	0
Fidelity® VIP Investment Grade Bond	2018	9.36	8.88	5,291
	2017	9.41	9.36	23,589
	2016	9.42	9.41	2,453
	2015	9.93	9.42	3,576
	2014	9.84	9.93	2,071
	2013[1]	10.00	9.84	0
Fidelity® VIP Mid Cap	2018	13.23	10.78	7,685
	2017	11.47	13.23	7,478
	2016	10.72	11.47	398
	2015	11.39	10.72	564
	2014	11.23	11.39	0
	2013[1]	10.00	11.23	0
Fidelity® VIP Overseas	2018	11.18	9.08	1,651
	2017	8.99	11.18	4,888
	2016	9.93	8.99	1,611
	2015	10.05	9.93	0
	2014	11.46	10.05	0
	2013[1]	10.00	11.46	0
A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Real Estate	2018	11.14	9.97	3,198
	2017	11.23	11.14	3,948
	2016	11.13	11.23	5,533
	2015	11.25	11.13	4,615
	2014	9.06	11.25	2,777
	2013[1]	10.00	9.06	1,125
Fidelity® VIP Strategic Income	2018	9.82	9.13	3,847
	2017	9.55	9.82	32,444
	2016	9.24	9.55	29,436
	2015	9.85	9.24	5,364
	2014	9.97	9.85	2,363
	2013[1]	10.00	9.97	0
FormulaFolios US Equity Portfolio	2018	10.43	8.85	0
	2017	9.80	10.43	0
	2016	9.93	9.80	0
	2015[4]	10.00	9.93	0
Franklin Flex Cap Growth VIP Fund	2018	13.13	12.95	3,149
	2017	10.81	13.13	1,334
	2016	11.64	10.81	1,295
	2015	11.66	11.64	828
	2014	11.49	11.66	804
	2013[1]	10.00	11.49	780
Franklin Growth and Income VIP Fund	2018	12.66	11.55	0
	2017	11.42	12.66	0
	2016	10.70	11.42	365
	2015	11.29	10.70	5,703
	2014	10.82	11.29	0
	2013[1]	10.00	10.82	0
Franklin Income VIP Fund	2018	10.57	9.67	116,339
	2017	9.51	10.57	121,654
	2016	9.24	9.51	176,562
	2015	10.40	9.24	36,964
	2014	10.39	10.40	43,078
	2013[1]	10.00	10.39	18,901
Franklin Large Cap Growth VIP Fund	2018	13.41	12.63	630
	2017	10.94	13.41	0
	2016	11.65	10.94	0
	2015	11.53	11.65	0
	2014	10.72	11.53	0
	2013[1]	10.00	10.72	0
Franklin Mutual Global Discovery VIP Fund	2018	11.11	9.43	19,332
	2017	10.69	11.11	19,413
	2016	9.97	10.69	19,184
	2015	10.82	9.97	30,620
	2014	10.70	10.82	21,310
	2013[1]	10.00	10.70	2,079
A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Mutual Shares VIP Fund	2018	11.44	9.95	2,824
	2017	11.04	11.44	2,902
	2016	9.95	11.04	8,383
	2015	10.94	9.95	10,589
	2014	10.68	10.94	3,555
	2013[1]	10.00	10.68	1,227
Franklin Rising Dividends VIP Fund	2018	13.19	11.97	74,296
	2017	11.44	13.19	62,060
	2016	10.31	11.44	57,356
	2015	11.19	10.31	49,128
	2014	10l.76	11.19	20,160
	2013[1]	10.00	10.76	0
Franklin Small Cap Value VIP Fund	2018	12.58	10.48	2,495
	2017	11.89	12.58	14,475
	2016	9.55	11.89	13,096
	2015	10.78	9.55	0
	2014	11.20	10.78	0
	2013[1]	10.00	11.20	0
Franklin Small-Mid Cap Growth VIP Fund	2018	12.39	11.21	25,612
	2017	10.67	12.39	27,067
	2016	10.71	10.67	26,796
	2015	11.50	10.71	22,298
	2014	11.19	11.50	3,079
	2013[1]	10.00	11.19	0
Franklin Strategic Income VIP Fund	2018	9.29	8.69	21,892
	2017	9.29	9.29	28,220
	2016	9.00	9.29	37,724
	2015	9.79	9.00	43,451
	2014	10.05	9.79	35,381
	2013[1]	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2018	8.72	8.37	6,243
	2017	9.00	8.72	6,064
	2016	9.35	9.00	5,890
	2015	9.73	9.35	27,579
	2014	9.84	9.73	6,587
	2013[1]	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2018	12.46	11.40	0
	2017	10.26	12.46	0
	2016	10.58	10.26	0
	2015	11.67	10.58	0
	2014	10.98	11.67	136
	2013[1]	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2018	8.38	8.13	329
	2017	8.63	8.38	319
	2016	8.94	8.63	310
	2015	9.39	8.94	3,425
	2014	9.82	9.39	327
	2013[1]	10.00	9.82	0
A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT International Equity Insights	2018	10.44	8.33	0
	2017	8.65	10.44	0
	2016	9.31	8.65	0
	2015	9.66	9.31	0
	2014	10.94	9.66	0
	2013[1]	10.00	10.94	0
Goldman Sachs VIT Large Cap Value	2018	11.81	10.31	0
	2017	11.27	11.81	0
	2016	10.59	11.27	0
	2015	11.60	10.59	0
	2014	10.77	11.60	204
	2013[1]	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2018	11.54	9.86	33,074
	2017	10.89	11.54	34,909
	2016	10.05	10.89	45,608
	2015	11.62	10.05	27,950
	2014	10.72	11.62	5,221
	2013[1]	10.00	10.72	0
Goldman Sachs VIT Small Cap Equity Insights	2018	12.92	11.27	37,517
	2017	12.15	12.92	341
	2016	10.33	12.15	0
	2015	11.07	10.33	0
	2014	10.85	11.07	0
	2013[1]	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2018	14.65	13.82	914
	2017	11.75	14.65	887
	2016	12.08	11.75	860
	2015	12.25	12.08	835
	2014	11.29	12.25	810
	2013[1]	10.00	11.29	786
Guggenheim VIF All Cap Value	2018	12.96	11.08	29,596
	2017	11.81	12.96	28,842
	2016	10.06	11.81	22,573
	2015	11.04	10.06	27,038
	2014	10.72	11.04	2,954
	2013[1]	10.00	10.72	0
Guggenheim VIF Floating Rate Strategies	2018	9.75	9.25	31,666
	2017	9.85	9.75	7,367
	2016	9.49	9.85	2,062
	2015	9.85	9.49	7,412
	2014	10.06	9.85	1,665
	2013[1]	10.00	10.06	0
Guggenheim VIF Global Managed Futures Strategy	2018	8.55	7.44	0
	2017	8.22	8.55	0
	2016	10.09	8.22	11,031
	2015	10.71	10.09	12,412
	2014	9.99	10.71	21,208
	2013[1]	10.00	9.99	8,156
A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF High Yield	2018	10.46	9.59	30,500
	2017	10.29	10.46	12,685
	2016	9.16	10.29	12,025
	2015	9.97	9.16	10,868
	2014	10.17	9.97	5,749
	2013[1]	10.00	10.17	0
Guggenheim VIF Large Cap Value	2018	13.09	11.32	0
	2017	11.82	13.09	467
	2016	10.18	11.82	453
	2015	11.21	10.18	933
	2014	10.71	11.21	427
	2013[1]	10.00	10.71	0
Guggenheim VIF Long Short Equity	2018	10.51	8.75	8,385
	2017	9.57	10.51	930
	2016	9.94	9.57	903
	2015	10.26	9.94	1,648
	2014	10.44	10.26	754
	2013[1]	10.00	10.44	0
Guggenheim VIF Managed Asset Allocation	2018	11.51	10.38	24,348
	2017	10.53	11.51	24,005
	2016	10.19	10.53	25,874
	2015	10.64	10.19	25,491
	2014	10.43	10.64	300,015
	2013[1]	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2018	12.15	10.11	6,003
	2017	11.17	12.15	6,648
	2016	9.22	11.17	3,475
	2015	10.34	9.22	438
	2014	10.71	10.34	1,574
	2013[1]	10.00	10.71	0
Guggenheim VIF Multi‑Hedge Strategies	2018	9.01	8.18	7,297
	2017	9.09	9.01	6,632
	2016	9.55	9.09	21,021
	2015	9.80	9.55	22,171
	2014	9.79	9.80	3,402
	2013[1]	10.00	9.79	0
Guggenheim VIF Small Cap Value	2018	11.04	9.22	4,018
	2017	11.13	11.04	4,175
	2016	9.20	11.13	2,343
	2015	10.30	9.20	2,656
	2014	10.92	10.30	9,407
	2013[1]	10.00	10.92	1,595
Guggenheim VIF StylePlus Large Core	2018	14.81	13.23	0
	2017	12.67	14.81	1,163
	2016	11.69	12.67	0
	2015	12.04	11.69	0
	2014	10.90	12.04	0
	2013[1]	10.00	10.90	0
A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Large Growth	2018	16.02	14.76	0
	2017	12.87	16.02	0
	2016	12.38	12.87	0
	2015	12.27	12.38	4,628
	2014	11.14	12.27	0
	2013[1]	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2018	14.16	12.57	3,086
	2017	11.87	14.16	2,081
	2016	11.42	11.87	0
	2015	11.96	11.42	0
	2014	11.06	11.96	1,339
	2013[1]	10.00	11.06	0
Guggenheim VIF StylePlus Small Growth	2018	13.96	11.97	0
	2017	11.92	13.96	434
	2016	10.99	11.92	422
	2015	11.64	10.99	15,793
	2014	11.19	11.64	1,514
	2013[1]	10.00	11.19	0
Guggenheim VIF Total Return Bond	2018	10.47	10.12	58,236
	2017	10.25	10.47	74,771
	2016	10.04	10.25	42,486
	2015	10.38	10.04	25,538
	2014	10.04	10.38	50,283
	2013[1]	10.00	10.04	0
Guggenheim VIF World Equity Income	2018	11.83	10.39	0
	2017	10.75	11.83	1,303
	2016	10.18	10.75	2,029
	2015	10.72	10.18	0
	2014	10.67	10.72	0
	2013[1]	10.00	10.67	0
Invesco V.I. American Franchise	2018	14.56	13.38	0
	2017	11.99	14.56	0
	2016	12.28	11.99	0
	2015	12.26	12.28	0
	2014	11.85	12.26	0
	2013[1]	10.00	11.85	0
Invesco V.I. American Value	2018	11.32	9.43	42,657
	2017	10.79	11.32	37,255
	2016	9.79	10.79	38,294
	2015	11.30	9.79	32,067
	2014	10.79	11.30	12,610
	2013[1]	10.00	10.79	0
Invesco V.I. Balanced-Risk Allocation	2018	10.24	9.14	1,476
	2017	9.75	10.24	3,421
	2016	9.14	9.75	3,402
	2015	10.00	9.14	848
	2014[2]	10.00	10.00	0
A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Comstock	2018	12.69	10.63	0
	2017	11.28	12.69	0
	2016	10.08	11.28	0
	2015	11.24	10.08	0
	2014	10.77	11.24	0
	2013[1]	10.00	10.77	0
Invesco V.I. Core Equity	2018	11.28	9.75	0
	2017	10.45	11.28	0
	2016	9.93	10.45	0
	2015	11.05	9.93	0
	2014	10.71	11.05	0
	2013[1]	10.00	10.71	0
Invesco V.I. Equity and Income	2018	11.76	10.15	47,624
	2017	11.10	11.76	46,220
	2016	10.11	11.10	34,410
	2015	10.85	10.11	36,884
	2014	10.43	10.85	32,746
	2013[1]	10.00	10.43	5,071
Invesco V.I. Global Core Equity	2018	11.62	9.38	1,123
	2017	9.91	11.62	1,090
	2016	9.73	9.91	1,058
	2015	10.34	9.73	1,329
	2014	10.76	10.34	1,290
	2013[1]	10.00	10.76	0
Invesco V.I. Global Real Estate	2018	10.29	9.22	205
	2017	9.54	10.29	199
	2016	9.80	9.54	2,800
	2015	10.43	9.80	3,242
	2014	9.54	10.43	194
	2013[1]	10.00	9.54	0
Invesco V.I. Government Securities	2018	8.72	8.36	0
	2017	8.96	8.72	12,399
	2016	9.28	8.96	13,344
	2015	9.70	9.28	1,427
	2014	9.76	9.70	1,582
	2013[1]	10.00	9.76	821
Invesco V.I. Growth and Income	2018	12.83	10.60	998
	2017	11.77	12.83	968
	2016	10.30	11.77	940
	2015	11.14	10.30	1,031
	2014	10.59	11.14	0
	2013[1]	10.00	10.59	0
Invesco V.I. Health Care	2018	11.53	11.10	8,494
	2017	10.44	11.53	3,356
	2016	12.36	10.44	3,942
	2015	12.56	12.36	13,069
	2014	11.00	12.56	1,552
	2013[1]	10.00	11.00	1,197
A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. High Yield	2018	9.86	9.09	5,969
	2017	9.72	9.86	123,430
	2016	9.17	9.72	178,655
	2015	9.92	9.17	258,414
	2014	10.21	9.92	0
	2013[1]	10.00	10.21	0
Invesco V.I. International Growth	2018	10.97	8.89	3,934
	2017	9.34	10.97	3,552
	2016	9.84	9.34	5,091
	2015	10.56	9.84	4,724
	2014	11.04	10.56	4,049
	2013[1]	10.00	11.04	0
Invesco V.I. Managed Volatility	2018	11.51	9.77	151
	2017	10.91	11.51	377
	2016	10.34	10.91	365
	2015	11.08	10.34	355
	2014	9.63	11.08	2,184
	2013[1]	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2018	11.55	9.76	0
	2017	10.53	11.55	0
	2016	9.73	10.53	0
	2015	10.63	9.73	0
	2014	10.67	10.63	0
	2013[1]	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2018	12.46	11.22	5,173
	2017	10.67	12.46	5,667
	2016	11.09	10.67	467
	2015	11.48	11.09	453
	2014	11.14	11.48	0
	2013[1]	10.00	11.14	0
Invesco V.I. S&P 500 Index	2018	13.88	12.60	3,891
	2017	11.99	13.88	5,990
	2016	11.28	11.99	87,638
	2015	11.70	11.28	318,962
	2014	10.83	11.70	102,377
	2013[1]	10.00	10.83	0
Invesco V.I. Small Cap Equity	2018	11.28	9.14	0
	2017	10.37	11.28	2,391
	2016	9.70	10.37	4,416
	2015	10.76	9.70	1,945
	2014	11.02	10.76	0
	2013[1]	10.00	11.02	0
Ivy VIP Asset Strategy	2018	9.46	8.55	15,396
	2017	8.36	9.46	12,669
	2016	8.98	8.36	13,182
	2015	10.24	8.98	11,644
	2014	11.30	10.24	8,749
	2013[1]	10.00	11.30	0
A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Balanced	2018	10.93	10.11	0
	2017	10.26	10.93	0
	2016	10.51	10.26	0
	2015	11.03	10.51	9,575
	2014	10.72	11.03	0
	2013[1]	10.00	10.72	0
Ivy VIP Core Equity	2018	12.75	11.64	0
	2017	11.04	12.75	0
	2016	11.13	11.04	0
	2015	11.72	11.13	1,433
	2014	11.17	11.72	1,391
	2013[1]	10.00	11.17	0
Ivy VIP Energy	2018	7.33	4.62	11,177
	2017	8.78	7.33	3,829
	2016	6.82	8.78	5,100
	2015	9.16	6.82	3,605
	2014	10.71	9.16	784
	2013[1]	10.00	10.71	0
Ivy VIP Global Bond	2018	9.14	8.72	179
	2017	9.16	9.14	173
	2016	8.95	9.16	168
	2015	9.61	8.95	216
	2014	10.04	9.61	0
	2013[1]	10.00	10.04	0
Ivy VIP Global Equity Income	2018	12.13	10.24	0
	2017	10.97	12.13	0
	2016	10.73	10.97	0
	2015	11.45	10.73	0
	2014	10.90	11.45	0
	2013[1]	10.00	10.90	0
Ivy VIP Global Growth	2018	11.65	10.44	0
	2017	9.78	11.65	0
	2016	10.55	9.78	0
	2015	10.67	10.55	0
	2014	11.05	10.67	0
	2013[1]	10.00	11.05	0
Ivy VIP Growth	2018	15.20	14.86	0
	2017	12.29	15.20	0
	2016	12.69	12.29	1,050
	2015	12.38	12.69	1,019
	2014	11.58	12.38	0
	2013[1]	10.00	11.58	0
Ivy VIP High Income	2018	10.16	9.51	53,108
	2017	9.96	10.16	30,058
	2016	8.96	9.96	23,404
	2015	10.02	8.96	28,743
	2014	10.28	10.02	30,335
	2013[1]	10.00	10.28	3,204
A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP International Core Equity	2018	11.74	9.23	8,154
	2017	9.97	11.74	8,281
	2016	10.31	9.97	5,209
	2015	10.89	10.31	0
	2014	11.22	10.89	0
	2013[1]	10.00	11.22	0
Ivy VIP Limited-Term Bond	2018	8.67	8.35	0
	2017	8.94	8.67	0
	2016	9.17	8.94	0
	2015	9.50	9.17	407
	2014	9.84	9.50	542
	2013[1]	10.00	9.84	0
Ivy VIP Mid Cap Growth	2018	12.52	11.97	2,906
	2017	10.32	12.52	949
	2016	10.17	10.32	922
	2015	11.28	10.17	895
	2014	10.94	11.28	1,076
	2013[1]	10.00	10.94	203
Ivy VIP Natural Resources	2018	6.78	4.98	0
	2017	6.89	6.78	0
	2016	5.82	6.89	0
	2015	7.84	5.82	0
	2014[2]	10.00	7.84	0
Ivy VIP Science and Technology	2018	13.46	12.20	20,088
	2017	10.65	13.46	10,667
	2016	10.97	10.65	13,749
	2015	11.81	10.97	7,840
	2014	12.00	11.81	6,842
	2013[1]	10.00	12.00	2,121
Ivy VIP Securian Real Estate Securities	2018	11.46	10.35	3,694
	2017	11.37	11.46	7,846
	2016	11.40	11.37	10.973
	2015	11.38	11.40	13,914
	2014	9.14	11.38	3,955
	2013[1]	10.00	9.14	0
Ivy VIP Small Cap Core	2018	13.26	11.35	2,774
	2017	12.19	13.26	3,190
	2016	9.89	12.19	20,716
	2015	10.96	9.89	0
	2014	10.70	10.96	0
	2013[1]	10.00	10.70	0
Ivy VIP Small Cap Growth	2018	12.56	11.52	10,032
	2017	10.67	12.56	4,734
	2016	10.84	10.67	2,199
	2015	11.12	10.84	8,366
	2014	11.45	11.12	873
	2013[1]	10.00	11.45	0
A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Value	2018	12.07	10.71	0
	2017	11.22	12.07	0
	2016	10.56	11.22	0
	2015	11.49	10.56	0
	2014	10.83	11.49	0
	2013[1]	10.00	10.83	0
Janus Henderson VIT Enterprise	2018	15.09	14.34	41,115
	2017	12.42	15.09	28,969
	2016	11.58	12.42	28,176
	2015	11.67	11.58	8,522
	2014	10.87	11.67	5,809
	2013[1]	10.00	10.87	1,558
Janus Henderson VIT Forty	2018	15.21	14.79	15,248
	2017	12.23	15.21	1,246
	2016	12.54	12.23	937
	2015	11.72	12.54	5,591
	2014	11.30	11.72	0
	2013[1]	10.00	11.30	0
Janus Henderson VIT Mid Cap Value	2018	12.39	10.21	1,055
	2017	11.40	12.39	3,713
	2016	10.04	11.40	5,214
	2015	10.90	10.04	0
	2014	10.51	10.90	0
	2013[1]	10.00	10.51	0
Janus Henderson VIT Overseas	2018	8.99	7.30	9,153
	2017	7.19	8.99	9,050
	2016	8.06	7.19	7,877
	2015	9.24	8.06	7,592
	2014	10.99	9.24	676
	2013[1]	10.00	10.99	0
Janus Henderson VIT Research	2018	13.96	12.97	0
	2017	11.44	13.96	0
	2016	11.93	11.44	0
	2015	11.87	11.93	1,205
	2014	11.01	11.87	0
	2013[1]	10.00	11.01	0
JPMorgan Insurance Trust Core Bond Portfolio	2018	9.11	8.69	0
	2017	9.22	9.11	0
	2016	9.47	9.22	0
	2015	9.82	9.47	8,081
	2014	9.80	9.82	0
	2013[1]	10.00	9.80	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2018	13.20	11.08	1,219
	2017	12.00	13.20	1,680
	2016	10.47	12.00	1,411
	2015	11.59	10.47	2,946
	2014	11.08	11.59	378
	2013[1]	10.00	11.08	324
A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust US Equity Portfolio	2018	14.24	12.75	5,066
	2017	12.20	14.24	4,916
	2016	11.53	12.20	0
	2015	11.98	11.53	0
	2014	11.03	11.98	0
	2013[1]	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2018	10.75	9.86	93,236
	2017	10.29	10.75	30,495
	2016	9.59	10.29	56,522
	2015	10.19	9.59	511,032
	2014	10.21	10.19	898,145
	2013[1]	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2018	13.41	12.23	2,597
	2017	11.77	13.41	22,389
	2016	10.69	11.77	3,676
	2015	11.42	10.69	612
	2014	10.71	11.42	0
	2013[1]	10.00	10.71	0
Lord Abbett Series Developing Growth VC	2018	11.56	11.60	22,353
	2017	9.30	11.56	635
	2016	9.99	9.30	335
	2015	11.38	9.99	6,274
	2014	11.47	11.38	5,840
	2013[1]	10.00	11.47	1,505
Lord Abbett Series Fundamental Equity VC	2018	12.20	10.71	0
	2017	11.33	12.20	0
	2016	10.23	11.33	0
	2015	11.08	10.23	0
	2014	10.81	11.08	0
	2013[1]	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2018	12.59	11.06	0
	2017	11.61	12.59	0
	2016	10.36	11.61	0
	2015	11.15	10.36	0
	2014	10.83	11.15	0
	2013[1]	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2018	12.61	11.71	0
	2017	10.73	12.61	0
	2016	11.08	10.73	0
	2015	11.28	11.08	81
	2014	11.12	11.28	141
	2013[1]	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2018	11.92	9.68	1,599
	2017	11.66	11.92	1,557
	2016	10.48	11.66	961
	2015	11.39	10.48	0
	2014	10.68	11.39	70
	2013[1]	10.00	10.68	0
A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Total Return VC	2018	9.45	8.94	947
	2017	9.51	9.45	920
	2016	9.54	9.51	892
	2015	10.04	9.54	866
	2014	9.90	10.04	0
	2013[1]	10.00	9.90	0
MFS® VIT Emerging Markets Equity	2018	10.35	8.50	11,241
	2017	7.86	10.35	10,136
	2016	7.54	7.86	8,230
	2015	9.07	7.54	4,777
	2014	10.19	9.07	257
	2013[1]	10.00	10.19	0
MFS® VIT Global Tactical Allocation	2018	9.87	8.99	871
	2017	9.34	9.87	950
	2016	9.21	9.34	1,020
	2015	9.88	9.21	1,094
	2014[2]	10.00	9.88	0
MFS® VIT High Yield	2018	10.08	9.33	0
	2017	9.91	10.08	0
	2016	9.12	9.91	0
	2015	9.98	9.12	337,832
	2014	10.18	9.98	0
	2013[1]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2018	13.76	13.24	0
	2017	11.23	13.76	0
	2016	11.10	11.23	0
	2015	11.65	11.10	0
	2014	10.96	11.65	0
	2013[1]	10.00	10.96	0
MFS® VIT II Research International	2018	10.33	8.46	620
	2017	8.44	10.33	601
	2016	8.91	8.44	583
	2015	9.53	8.91	566
	2014	10.72	9.53	0
	2013[1]	10.00	10.72	0
MFS® VIT International Value	2018	11.74	10.14	32,927
	2017	9.68	11.74	21,751
	2016	9.75	9.68	9,796
	2015	9.59	9.75	7,976
	2014[2]	10.00	9.59	0
MFS® VIT Investors Trust	2018	13.47	12.15	0
	2017	11.45	13.47	0
	2016	11.05	11.45	0
	2015	11.56	11.05	0
	2014	10.92	11.56	0
	2013[1]	10.00	10.92	0
A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT New Discovery	2018	11.65	10.95	2,632
	2017	9.64	11.65	2,555
	2016	9.27	9.64	2,479
	2015	9.90	9.27	2,406
	2014	11.19	9.90	0
	2013[1]	10.00	11.19	0
MFS® VIT Research	2018	13.33	12.16	1,284
	2017	11.32	13.33	0
	2016	10.91	11.32	0
	2015	11.35	10.91	0
	2014	10.80	11.35	0
	2013[1]	10.00	10.80	0
MFS® VIT Total Return	2018	11.45	10.31	4,599
	2017	10.69	11.45	5,509
	2016	10.27	10.69	8,632
	2015	10.80	10.27	3,396
	2014	10.43	10.80	1,412
	2013[1]	10.00	10.43	0
MFS® VIT Total Return Bond	2018	9.41	8.88	3,005
	2017	9.45	9.41	6,318
	2016	9.50	9.45	6,131
	2015	9.99	9.50	0
	2014	9.89	9.99	0
	2013[1]	10.00	9.89	0
MFS® VIT Utilities	2018	10.61	10.23	16,971
	2017	9.69	10.61	22,349
	2016	9.11	9.69	22,770
	2015	11.17	9.11	25,184
	2014	10.39	11.17	21,633
	2013[1]	10.00	10.39	2,182
Morgan Stanley VIF Emerging Markets Debt	2018	10.12	9.00	0
	2017	9.66	10.12	0
	2016	9.13	9.66	582
	2015	9.66	9.13	0
	2014	9.82	9.66	0
	2013[1]	10.00	9.82	0
Morgan Stanley VIF Emerging Markets Equity	2018	10.39	8.19	20,374
	2017	8.04	10.39	22,882
	2016	7.89	8.04	23,153
	2015	9.24	7.89	18,775
	2014	10.12	9.24	767
	2013[1]	10.00	10.12	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2018	11.92	10.34	18,813
	2017	10.41	11.92	11,844
	2016	9.78	10.41	5,385
	2015	10.53	9.78	4,527
	2014	10.54	10.53	4,393
	2013[1]	10.00	10.54	0
A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Balanced ETF Asset Allocation Portfolio	2018	10.83	9.71	66,791
	2017	9.99	10.83	64,805
	2016	9.63	9.99	52,919
	2015	10.30	9.63	67,509
	2014	10.30	10.30	35,883
	2013[1]	10.00	10.30	5,206
Morningstar Conservative ETF Asset Allocation Portfolio	2018	9.40	8.78	22,843
	2017	9.26	9.40	22,074
	2016	9.25	9.26	21,497
	2015	9.79	9.25	87,285
	2014	9.96	9.79	9,633
	2013[1]	10.00	9.96	0
Morningstar Growth ETF Asset Allocation Portfolio	2018	11.49	10.11	33,182
	2017	10.25	11.49	32,751
	2016	9.77	10.25	32,254
	2015	10.48	9.77	30,032
	2014	10.47	10.48	27,275
	2013[1]	10.00	10.47	5,794
Morningstar Income and Growth ETF Asset Allocation Portfolio	2018	10.08	9.23	6,091
	2017	9.59	10.08	6,168
	2016	9.42	9.59	6,227
	2015	10.02	9.42	6,298
	2014	10.15	10.02	3,499
	2013[1]	10.00	10.15	0
Neuberger Berman AMT Sustainable Equity	2018	13.01	11.70	1,801
	2017	11.52	13.01	2,247
	2016	10.98	11.52	1,780
	2015	11.55	10.98	1,246
	2014	10.97	11.55	0
	2013[1]	10.00	10.97	0
Oppenheimer Global Fund/VA	2018	13.20	10.94	34,029
	2017	10.13	13.20	49,505
	2016	10.61	10.13	30,453
	2015	10.70	10.61	23,152
	2014	10.96	10.70	911
	2013[1]	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2018	9.35	8.54	297
	2017	9.22	9.35	1,300
	2016	9.07	9.22	2,277
	2015	9.73	9.07	2,181
	2014	9.93	9.73	0
	2013[1]	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2018	10.82	8.32	3,937
	2017	8.95	10.82	7,922
	2016	9.62	8.95	13,633
	2015	9.75	9.62	7,549
	2014	10.98	9.75	10,650
	2013[1]	10.00	10.98	4,838
A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2018	12.94	11.07	20,228
	2017	11.88	12.94	11,661
	2016	10.56	11.88	3,653
	2015	11.76	10.56	3,546
	2014	11.01	11.76	2,767
	2013[1]	10.00	11.01	0
PIMCO VIT All Asset	2018	9.79	8.85	11,971
	2017	9.03	9.79	16,132
	2016	8.36	9.03	13,842
	2015	9.63	8.36	3,547
	2014	10.02	9.63	437
	2013[1]	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2018	5.64	4.63	0
	2017	5.78	5.64	0
	2016	5.26	5.78	0
	2015	7.41	5.26	0
	2014	9.52	7.41	0
	2013[1]	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2018	10.15	9.24	18,486
	2017	9.67	10.15	39,645
	2016	8.93	9.67	16,420
	2015	9.57	8.93	3,808
	2014	9.86	9.57	3,697
	2013[1]	10.00	9.86	0
PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged) )	2018	9.02	8.26	0
	2017	8.69	9.02	0
	2016	8.74	8.69	0
	2015	9.54	8.74	0
	2014	9.76	9.54	0
	2013[1]	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2018	10.29	9.29	0
	2017	9.44	10.29	0
	2016	9.50	9.44	0
	2015	9.96	9.50	0
	2014[2]	10.00	9.96	0
PIMCO VIT High Yield	2018	10.29	9.57	21,728
	2017	10.10	10.29	10,926
	2016	9.40	10.10	168,594
	2015	10.01	9.40	9,207
	2014	10.14	10.01	0
	2013[1]	10.00	10.14	0
PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged) )	2018	8.85	8.12	0
	2017	8.36	8.85	0
	2016	8.50	8.36	0
	2015	9.57	8.50	0
	2014	9.98	9.57	0
	2013[1]	10.00	9.98	0
A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Low Duration	2018	8.58	8.23	27,765
	2017	8.86	8.58	91,931
	2016	9.15	8.86	4,970
	2015	9.54	9.15	40,791
	2014	9.91	9.54	5,181
	2013[1]	10.00	9.91	1,630
PIMCO VIT Real Return	2018	8.76	8.18	3,536
	2017	8.84	8.76	3,431
	2016	8.80	8.84	3,329
	2015	9.46	8.80	3,231
	2014	9.61	9.46	2,817
	2013[1]	10.00	9.61	0
PIMCO VIT Short-Term	2018	8.75	8.49	1,197
	2017	8.94	8.75	0
	2016	9.15	8.94	0
	2015	9.47	9.15	99,492
	2014	9.84	9.47	0
	2013[1]	10.00	9.84	0
PIMCO VIT Total Return	2018	9.27	8.81	34,375
	2017	9.25	9.27	6,277
	2016	9.42	9.25	39,575
	2015	9.82	9.42	192,370
	2014	9.86	9.82	46,504
	2013[1]	10.00	9.86	13,938
Pioneer Bond VCT	2018	9.48	8.98	57,006
	2017	9.56	9.48	0
	2016	9.62	9.56	1,532
	2015	10.05	9.62	1,488
	2014	9.94	10.05	4,596
	2013[1]	10.00	9.94	1,225
Pioneer Equity Income VCT	2018	13.80	12.04	1,144
	2017	12.53	13.80	2,689
	2016	10.96	12.53	1,597
	2015	11.43	10.96	0
	2014	10.60	11.43	0
	2013[1]	10.00	10.60	0
Pioneer High Yield VCT	2018	9.97	9.15	0
	2017	9.74	9.97	333
	2016	8.95	9.74	1,441
	2015	9.77	8.95	1,399
	2014	10.25	9.77	28,348
	2013[1]	10.00	10.25	0
Pioneer Real Estate Shares VCT	2018	11.32	10.01	1,100
	2017	11.46	11.32	952
	2016	11.32	11.46	524
	2015	11.32	11.32	6,568
	2014	9.07	11.32	0
	2013[1]	10.00	9.07	0
A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer Strategic Income VCT	2018	9.52	8.93	28,044
	2017	9.51	9.52	5,647
	2016	9.26	9.51	5,877
	2015	9.83	9.26	5,937
	2014	9.92	9.83	88
	2013[1]	10.00	9.92	0
Power Income VIT	2018	8.58	7.93	0
	2017	8.78	8.58	6,957
	2016	8.80	8.78	10,939
	2015	9.43	8.80	9,319
	2014	9.97	9.43	153,591
	2013[1]	10.00	9.97	16,250
Probabilities Fund	2018	9.68	7.82	77,022
	2017	8.77	9.68	185,147
	2016	8.98	8.77	226,583
	2015	9.95	8.98	659,962
	2014	9.93	9.95	755,793
	2013[1]	10.00	9.93	551,816
Putnam VT Diversified Income	2018	9.45	8.94	4,026
	2017	9.22	9.45	1,828
	2016	9.14	9.22	1,970
	2015	9.79	9.14	4,163
	2014	10.20	9.79	4,485
	2013[1]	10.00	10.20	0
Putnam VT Equity Income	2018	13.21	11.56	13,108
	2017	11.63	13.21	14,281
	2016	10.70	11.63	10,564
	2015	11.54	10.70	20,950
	2014	10.71	11.54	23,257
	2013[1]	10.00	10.71	3,923
Putnam VT Global Asset Allocation	2018	11.97	10.61	1,025
	2017	10.85	11.97	994
	2016	10.63	10.85	7,324
	2015	11.10	10.63	10,288
	2014	10.60	11.10	909
	2013[1]	10.00	10.60	0
Putnam VT Growth Opportunities	2018	15.28	14.96	0
	2017	12.20	15.28	0
	2016	11.98	12.20	0
	2015	12.40	11.98	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Putnam VT High Yield	2018	10.17	9.33	51,123
	2017	9.94	10.17	57,290
	2016	9.00	9.94	519
	2015	9.94	9.00	504
	2014	10.23	9.94	489
	2013[1]	10.00	10.23	0
A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Income	2018	9.50	9.10	0
	2017	9.40	9.50	0
	2016	9.64	9.40	0
	2015	10.23	9.64	0
	2014	10.05	10.23	60,268
	2013[1]	10.00	10.05	0
Putnam VT Multi‑Asset Absolute Return	2018	9.22	8.13	51,729
	2017	9.02	9.22	57,465
	2016	9.36	9.02	67,564
	2015	9.84	9.36	67,893
	2014	9.91	9.84	24,282
	2013[1]	10.00	9.91	22,269
Putnam VT Multi‑Cap Core (formerly Putnam VT Investors )	2018	14.14	12.49	0
	2017	12.03	14.14	0
	2016	11.23	12.03	1,384
	2015	12.00	11.23	1,342
	2014	11.02	12.00	3,553
	2013[1]	10.00	11.02	0
Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities )	2018	11.28	9.29	1,709
	2017	10.93	11.28	1,664
	2016	9.89	10.93	0
	2015	11.20	9.89	0
	2014	10.93	11.20	0
	2013[1]	10.00	10.93	0
Redwood Managed Volatility	2018	10.78	10.01	264,139
	2017	10.49	10.78	683,397
	2016	9.79	10.49	1,183,000
	2015[4]	10.00	9.79	0
Rydex VIF Banking	2018	12.66	9.78	12,993
	2017	11.76	12.66	8,684
	2016	9.67	11.76	24,019
	2015	10.62	9.67	1,960
	2014	10.74	10.62	0
	2013[1]	10.00	10.74	0
Rydex VIF Basic Materials	2018	11.73	9.26	28,912
	2017	10.10	11.73	77,089
	2016	8.07	10.10	71,047
	2015	10.21	8.07	0
	2014	10.87	10.21	0
	2013[1]	10.00	10.87	10,078
Rydex VIF Biotechnology	2018	13.55	11.73	14,797
	2017	10.94	13.55	16,552
	2016	14.24	10.94	15,951
	2015	13.73	14.24	15,263
	2014	10.82	13.73	5,220
	2013[1]	10.00	10.82	0
A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Commodities Strategy	2018	4.04	3.28	0
	2017	4.05	4.04	0
	2016	3.83	4.05	951
	2015	6.05	3.83	926
	2014	9.59	6.05	940
	2013[1]	10.00	9.59	0
Rydex VIF Consumer Products	2018	12.12	10.19	28,416
	2017	11.37	12.12	25,449
	2016	11.27	11.37	43,044
	2015	11.10	11.27	2,220
	2014	10.30	11.10	30,880
	2013[1]	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2018	21.95	18.00	18,171
	2017	14.48	21.95	31,128
	2016	11.58	14.48	19,590
	2015	12.64	11.58	0
	2014	11.31	12.64	3,846
	2013[1]	10.00	11.31	0
Rydex VIF Electronics	2018	18.59	15.52	165
	2017	14.83	18.59	632
	2016	12.47	14.83	6,578
	2015	12.77	12.47	1,163
	2014	10.79	12.77	0
	2013[1]	10.00	10.79	0
Rydex VIF Energy	2018	6.25	4.46	16,875
	2017	6.98	6.25	26,754
	2016	5.55	6.98	47,649
	2015	8.32	5.55	7,439
	2014	10.69	8.32	4,985
	2013[1]	10.00	10.69	0
Rydex VIF Energy Services	2018	4.19	2.18	47,194
	2017	5.38	4.19	32,800
	2016	4.57	5.38	60,060
	2015	6.99	4.57	3,309
	2014	10.35	6.99	4,659
	2013[1]	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2018	9.50	7.36	0
	2017	7.72	9.50	719
	2016	8.55	7.72	0
	2015	9.64	8.55	0
	2014	11.51	9.64	0
	2013[1]	10.00	11.51	3,455
Rydex VIF Financial Services	2018	12.58	10.55	6,226
	2017	11.38	12.58	7,947
	2016	10.27	11.38	39,867
	2015	11.19	10.27	1,883
	2014	10.39	11.19	912
	2013[1]	10.00	10.39	0
A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Government Long Bond 1.2x Strategy	2018	10.78	9.76	1,206
	2017	10.28	10.78	136
	2016	10.79	10.28	729
	2015	11.89	10.79	24,437
	2014	9.23	11.89	594
	2013[1]	10.00	9.23	10,222
Rydex VIF Health Care	2018	13.29	12.87	42,451
	2017	11.31	13.29	19,818
	2016	13.10	11.31	14,552
	2015	13.11	13.10	22,411
	2014	10.99	13.11	36,565
	2013[1]	10.00	10.99	0
Rydex VIF High Yield Strategy	2018	10.76	10.20	12,229
	2017	10.52	10.76	177,161
	2016	9.86	10.52	0
	2015[4]	10.00	9.86	185,563
Rydex VIF Internet	2018	15.61	14.45	11,861
	2017	12.18	15.61	3,252
	2016	12.19	12.18	0
	2015	11.77	12.19	5,576
	2014	12.07	11.77	1,014
	2013[1]	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2018	2.10	2.04	0
	2017	3.60	2.10	2,371
	2016	5.36	3.60	56,761
	2015	6.09	5.36	0
	2014	8.14	6.09	4,463
	2013[1]	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2018	5.60	5.55	0
	2017	6.42	5.60	0
	2016	6.92	6.42	0
	2015	7.32	6.92	0
	2014	10.20	7.32	0
	2013[1]	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2018	4.48	4.75	0
	2017	5.42	4.48	0
	2016	7.01	5.42	0
	2015	7.41	7.01	0
	2014	8.76	7.41	0
	2013[1]	10.00	8.76	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2018	3.33	3.09	0
	2017	4.62	3.33	30,057
	2016	5.33	4.62	42,292
	2015	6.40	5.33	550
	2014	8.23	6.40	0
	2013[1]	10.00	8.23	0
A-28

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Russell 2000® Strategy	2018	4.51	4.79	0
	2017	5.45	4.51	0
	2016	7.15	5.45	0
	2015	7.47	7.15	0
	2014	8.57	7.47	0
	2013[1]	10.00	8.57	11,307
Rydex VIF Inverse S&P 500 Strategy	2018	4.33	4.31	15,008
	2017	5.48	4.33	16,022
	2016	6.52	5.48	31,954
	2015	7.13	6.52	322,622
	2014	8.72	7.13	2,861
	2013[1]	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2018	13.54	9.98	621
	2017	9.42	13.54	0
	2016	9.05	9.42	0
	2015	8.45	9.05	0
	2014	10.45	8.45	0
	2013[1]	10.00	10.45	0
Rydex VIF Leisure	2018	13.29	11.00	7,030
	2017	11.57	13.29	3,948
	2016	11.04	11.57	0
	2015	11.51	11.04	0
	2014	11.19	11.51	0
	2013[1]	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2018	15.74	12.13	24,493
	2017	13.44	15.74	22,016
	2016	10.84	13.44	44,546
	2015	11.99	10.84	22,388
	2014	11.20	11.99	9,630
	2013[1]	10.00	11.20	0
Rydex VIF NASDAQ-100®	2018	16.84	15.81	35,067
	2017	13.43	16.84	38,631
	2016	13.25	13.43	102,252
	2015	12.80	13.25	123,893
	2014	11.39	12.80	69,228
	2013[1]	10.00	11.39	3,481
Rydex VIF NASDAQ-100® 2x Strategy	2018	32.24	27.96	34,418
	2017	19.89	32.24	28,763
	2016	18.97	19.89	15,607
	2015	17.31	18.97	27,068
	2014	13.25	17.31	4,586
	2013[1]	10.00	13.25	0
Rydex VIF Nova	2018	17.02	14.59	16,333
	2017	13.50	17.02	4,774
	2016	12.20	13.50	7,834
	2015	12.85	12.20	8,507
	2014	11.33	12.85	5,215
	2013[1]	10.00	11.33	0
A-29

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2018	7.98	6.36	39,133
	2017	7.79	7.98	46,047
	2016	4.92	7.79	49,917
	2015	7.39	4.92	18,658
	2014	9.35	7.39	872
	2013[1]	10.00	9.35	0
Rydex VIF Real Estate	2018	10.78	9.55	48,167
	2017	10.57	10.78	1,832
	2016	10.03	10.57	4,984
	2015	10.76	10.03	16,372
	2014	9.30	10.76	45,242
	2013[1]	10.00	9.30	0
Rydex VIF Retailing	2018	10.82	10.01	5,127
	2017	10.03	10.82	6,741
	2016	10.45	10.03	2,778
	2015	11.08	10.45	1,794
	2014	10.66	11.08	30,990
	2013[1]	10.00	10.66	6,498
Rydex VIF Russell 2000® 1.5x Strategy	2018	14.24	10.95	10,837
	2017	12.40	14.24	7,149
	2016	9.94	12.40	18,539
	2015	11.43	9.94	409
	2014	11.46	11.43	397
	2013[1]	10.00	11.46	2,000
Rydex VIF Russell 2000® 2x Strategy	2018	16.15	11.40	8,903
	2017	13.37	16.15	7,134
	2016	10.12	13.37	20,405
	2015	12.19	10.12	1,109
	2014	12.12	12.19	0
	2013[1]	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2018	21.00	16.99	46,189
	2017	15.30	21.00	29,539
	2016	13.29	15.30	11,014
	2015	14.13	13.29	15,752
	2014	11.85	14.13	39,872
	2013[1]	10.00	11.85	0
Rydex VIF S&P 500 Pure Growth	2018	13.58	12.26	73,629
	2017	11.42	13.58	163,895
	2016	11.64	11.42	98,611
	2015	12.04	11.64	112,248
	2014	11.20	12.04	71,922
	2013[1]	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2018	13.00	10.78	32,237
	2017	11.73	13.00	35,008
	2016	10.45	11.73	2,804
	2015	12.06	10.45	4,771
	2014	11.36	12.06	11,582
	2013[1]	10.00	11.36	0
A-30

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P MidCap 400 Pure Growth	2018	11.41	9.29	3,409
	2017	10.05	11.41	7,214
	2016	10.23	10.05	2,198
	2015	10.56	10.23	14,443
	2014	11.21	10.56	2,074
	2013[1]	10.00	11.21	3,549
Rydex VIF S&P MidCap 400 Pure Value	2018	12.46	9.66	1,124
	2017	11.52	12.46	1,658
	2016	9.34	11.52	38,196
	2015	11.08	9.34	0
	2014	10.86	11.08	1,119
	2013[1]	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2018	13.05	11.35	10,160
	2017	11.75	13.05	25,178
	2016	10.35	11.75	30,746
	2015	10.87	10.35	20,011
	2014	11.36	10.87	2,099
	2013[1]	10.00	11.36	0
Rydex VIF S&P SmallCap 600 Pure Value	2018	10.69	8.12	7,648
	2017	11.21	10.69	24,911
	2016	8.90	11.21	32,030
	2015	10.76	8.90	790
	2014	11.11	10.76	1,151
	2013[1]	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2018	9.18	9.82	0
	2017	11.66	9.18	0
	2016	11.39	11.66	0
	2015	10.51	11.39	0
	2014	8.94	10.51	0
	2013[1]	10.00	8.94	0
Rydex VIF Technology	2018	15.73	14.82	13,818
	2017	12.40	15.73	18,629
	2016	11.68	12.40	2,377
	2015	12.08	11.68	2,153
	2014	11.45	12.08	29,819
	2013[1]	10.00	11.45	6,112
Rydex VIF Telecommunications	2018	10.57	9.58	3,345
	2017	10.45	10.57	3,312
	2016	9.30	10.45	3,924
	2015	10.43	9.30	3,052
	2014	10.63	10.43	3,069
	2013[1]	10.00	10.63	6,579
Rydex VIF Transportation	2018	14.17	10.83	10,127
	2017	12.14	14.17	2,408
	2016	11.00	12.14	19,548
	2015	13.39	11.00	1,043
	2014	11.40	13.39	0
	2013[1]	10.00	11.40	0
A-31

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF U.S. Government Money Market	2018	8.19	7.87	3,230,438
	2017	8.56	8.19	2,826,241
	2016	8.95	8.56	964,350
	2015	9.36	8.95	1,829,938
	2014	9.78	9.36	697,179
	2013[1]	10.00	9.78	133,608
Rydex VIF Utilities	2018	11.87	11.79	55,554
	2017	11.18	11.87	31,311
	2016	10.05	11.18	34,986
	2015	11.35	10.05	666
	2014	9.65	11.35	409
	2013[1]	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2018	6.18	5.23	0
	2017	5.42	6.18	0
	2016	6.21	5.42	0
	2015	7.80	6.21	0
	2014	10.45	7.80	0
	2013[1]	10.00	10.45	0
SEI VP Balanced Strategy	2018	9.91	8.83	26,265
	2017	9.31	9.91	25,488
	2016	9.11	9.31	24,734
	2015	9.86	9.11	24,003
	2014[2]	10.00	9.86	0
SEI VP Conservative Strategy	2018	9.30	8.69	1,856
	2017	9.28	9.30	1,801
	2016	9.35	9.28	1,747
	2015	9.82	9.35	3,110
	2014[2]	10.00	9.82	0
SEI VP Defensive Strategy	2018	8.87	8.40	17,802
	2017	9.05	8.87	17,275
	2016	9.27	9.05	16,764
	2015	9.74	9.27	17,703
	2014[2]	10.00	9.74	9,762
SEI VP Market Growth Strategy	2018	10.17	8.94	1,927
	2017	9.35	10.17	1,870
	2016	9.10	9.35	0
	2015	9.88	9.10	0
	2014[2]	10.00	9.88	0
SEI VP Market Plus Strategy	2018	10.72	9.20	0
	2017	9.47	10.72	0
	2016	9.16	9.47	0
	2015	9.96	9.16	0
	2014[2]	10.00	9.96	0
SEI VP Moderate Strategy	2018	9.83	9.02	3,491
	2017	9.51	9.83	3,387
	2016	9.38	9.51	3,287
	2015	9.93	9.38	0
	2014[2]	10.00	9.93	0
A-32

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Blue Chip Growth	2018	16.02	15.57	58,800
	2017	12.33	16.02	66,086
	2016	12.83	12.33	34,858
	2015	12.11	12.83	34,375
	2014	11.63	12.11	24,133
	2013[1]	10.00	11.63	3,557
T. Rowe Price Equity Income	2018	12.19	10.53	13,973
	2017	11.01	12.19	13,670
	2016	9.69	11.01	8,891
	2015	10.90	9.69	15,142
	2014	10.64	10.90	5,792
	2013[1]	10.00	10.64	0
T. Rowe Price Health Sciences	2018	15.96	15.39	45,258
	2017	13.10	15.96	31,720
	2016	15.35	13.10	36,116
	2015	14.27	15.35	93,912
	2014	11.37	14.27	13,753
	2013[1]	10.00	11.37	2,132
T. Rowe Price Limited-Term Bond	2018	8.41	8.12	6,549
	2017	8.72	8.41	6,343
	2016	9.02	8.72	6,158
	2015	9.43	9.02	5,978
	2014	9.82	9.43	4,433
	2013[1]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2018	10.40	8.37	16,825
	2017	7.75	10.40	27,262
	2016	6.89	7.75	3,262
	2015	8.97	6.89	2,430
	2014	10.24	8.97	2,359
	2013[1]	10.00	10.24	1,089
Templeton Foreign VIP Fund	2018	9.78	7.91	1,795
	2017	8.76	9.78	1,742
	2016	8.55	8.76	0
	2015	9.56	8.55	0
	2014	11.25	9.56	1,121
	2013[1]	10.00	11.25	0
Templeton Global Bond VIP Fund	2018	8.58	8.36	38,824
	2017	8.80	8.58	32,549
	2016	8.94	8.80	20,006
	2015	9.77	8.94	8,544
	2014	10.03	9.77	7,169
	2013[1]	10.00	10.03	2,326
Templeton Growth VIP Fund	2018	11.08	9.02	368
	2017	9.78	11.08	357
	2016	9.33	9.78	347
	2015	10.43	9.33	336
	2014	11.22	10.43	326
	2013[1]	10.00	11.22	0
A-33

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Third Avenue Value	2018	10.52	8.01	1,992
	2017	9.69	10.52	1,933
	2016	9.02	9.69	1,875
	2015	10.36	9.02	1,820
	2014	10.37	10.36	1,766
	2013[1]	10.00	10.37	0
TOPS® Aggressive Growth ETF	2018	10.80	9.27	0
	2017[6]	10.00	10.80	0
TOPS® Balanced ETF	2018	10.31	9.28	0
	2017[6]	10.00	10.31	0
TOPS® Conservative ETF	2018	10.12	9.43	0
	2017[6]	10.00	10.12	0
TOPS® Growth ETF	2018	10.66	9.29	0
	2017[6]	10.00	10.66	0
TOPS® Managed Risk Balanced ETF	2018	10.30	9.29	0
	2017[6]	10.00	10.30	0
TOPS® Managed Risk Growth ETF	2018	10.68	9.37	0
	2017[6]	10.00	10.68	0
TOPS® Managed Risk Moderate Growth ETF	2018	10.48	9.34	0
	2017[6]	10.00	10.48	0
TOPS® Moderate Growth ETF	2018	10.46	9.35	0
	2017[6]	10.00	10.46	0
VanEck VIP Global Gold	2018	8.71	6.95	22,464
	2017	8.08	8.71	23,841
	2016	5.71	8.08	21,180
	2015	7.87	5.71	12,689
	2014	8.76	7.87	16,533
	2013[1]	10.00	8.76	4,718
VanEck VIP Global Hard Assets	2018	6.85	4.69	16,038
	2017	7.31	6.85	26,998
	2016	5.33	7.31	44,914
	2015	8.40	5.33	3,763
	2014	10.89	8.40	3,471
	2013[1]	10.00	10.89	0
Vanguard® VIF Balanced	2018	11.28	10.38	12,698
	2017	10.32	11.28	9,762
	2016	9.76	10.32	1,785
	2015[4]	10.00	9.76	0
Vanguard® VIF Capital Growth	2018	12.71	11.96	27,559
	2017	10.36	12.71	24,070
	2016	9.81	10.36	11,754
	2015[4]	10.00	9.81	0
Vanguard® VIF Conservative Allocation	2018	10.48	9.68	47,746
	2017	9.92	10.48	149,650
	2016	9.83	9.92	47,193
	2015[4]	10.00	9.83	0
Vanguard® VIF Diversified Value	2018	11.23	9.72	19,006
	2017	10.42	11.23	17,588
	2016	9.68	10.42	12,111
	2015[4]	10.00	9.68	0
A-34

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Equity Income	2018	12.06	10.80	22,178
	2017	10.71	12.06	37,075
	2016	9.77	10.71	28,555
	2015[4]	10.00	9.77	0
Vanguard® VIF Equity Index	2018	12.01	10.93	1,137
	2017	10.37	12.01	0
	2016	9.73	10.37	0
	2015[4]	10.00	9.73	0
Vanguard® VIF Growth	2018	11.59	11.06	7,267
	2017	9.30	11.59	7,090
	2016	9.87	9.30	883
	2015[4]	10.00	9.87	0
Vanguard® VIF High Yield Bond	2018	10.55	9.78	3,139
	2017	10.35	10.55	3,553
	2016	9.76	10.35	33,112
	2015[4]	10.00	9.76	0
Vanguard® VIF International	2018	12.77	10.63	9,877
	2017	9.40	12.77	20,107
	2016	9.68	9.40	409
	2015[4]	10.00	9.68	0
Vanguard® VIF Mid-Cap Index	2018	11.67	10.08	1,693
	2017	10.29	11.67	0
	2016	9.72	10.29	0
	2015[4]	10.00	9.72	0
Vanguard® VIF Moderate Allocation	2018	10.96	9.92	21,196
	2017	10.02	10.96	21,252
	2016	9.78	10.02	0
	2015[4]	10.00	9.78	0
Vanguard® VIF Real Estate Index	2018	10.43	9.41	2,927
	2017	10.45	10.43	10,170
	2016	10.13	10.45	19,557
	2015[4]	10.00	10.13	0
Vanguard® VIF Short Term Investment Grade	2018	9.42	9.07	5,046
	2017	9.69	9.42	158
	2016	9.90	9.69	153
	2015[4]	10.00	9.90	0
Vanguard® VIF Small Company Growth	2018	12.47	11.02	902
	2017	10.61	12.47	1,481
	2016	9.69	10.61	0
	2015[4]	10.00	9.69	0
Vanguard® VIF Total Bond Market Index	2018	9.54	9.07	0
	2017	9.67	9.54	3,898
	2016	9.91	9.67	23,308
	2015[4]	10.00	9.91	0
Vanguard® VIF Total Stock Market Index	2018	12.00	10.82	24,477
	2017	10.42	12.00	30,530
	2016	9.72	10.42	22,757
	2015[4]	10.00	9.72	0
A-35

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Virtus Duff & Phelps International Series	2018	8.46	6.74	0
	2017	7.63	8.46	0
	2016	8.11	7.63	0
	2015	9.47	8.11	0
	2014	10.31	9.47	0
	2013[1]	10.00	10.31	0
Virtus Duff & Phelps Real Estate Securities Series	2018	11.55	10.32	6,971
	2017	11.39	11.55	12,014
	2016	11.15	11.39	12,189
	2015	11.39	11.15	8,378
	2014	9.05	11.39	7,028
	2013[1]	10.00	9.05	0
Virtus KAR Small-Cap Growth Series	2018	17.52	18.71	26,447
	2017	13.01	17.52	11,491
	2016	10.80	13.01	2,905
	2015	11.21	10.80	0
	2014[2]	10.00	11.21	0
Virtus Newfleet Multi-Sector Intermediate Bond Series	2018	9.87	9.19	49,420
	2017	9.67	9.87	47,263
	2016	9.25	9.67	2,220
	2015	9.80	9.25	2,154
	2014	10.05	9.80	0
	2013[1]	10.00	10.05	0
Virtus Strategic Allocation Series	2018	10.87	9.78	6,428
	2017	9.55	10.87	1,008
	2016	9.91	9.55	978
	2015	10.95	9.91	949
	2014	10.65	10.95	921
	2013[1]	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2018	13.00	11.45	814
	2017	10.92	13.00	0
	2016	10.68	10.92	0
	2015	11.15	10.68	0
	2014	10.76	11.15	0
	2013[1]	10.00	10.76	0
VY Clarion Global Real Estate Portfolio	2018	10.01	8.72	3,595
	2017	9.48	10.01	3,061
	2016	9.86	9.48	4,099
	2015	10.51	9.86	5,167
	2014	9.67	10.51	3,127
	2013[1]	10.00	9.67	0
VY Clarion Real Estate Portfolio	2018	11.14	9.82	0
	2017	11.09	11.14	0
	2016	11.14	11.09	1,839
	2015	11.33	11.14	2,028
	2014	9.13	11.33	1,784
	2013[1]	10.00	9.13	0
A-36

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo International Equity VT	2018	11.28	8.92	0
	2017	9.48	11.28	0
	2016	9.60	9.48	0
	2015	9.86	9.60	1,766
	2014	10.89	9.86	0
	2013[1]	10.00	10.89	0
Wells Fargo Omega Growth VT	2018	13.73	13.17	14,669
	2017	10.67	13.73	5,495
	2016	11.10	10.67	4,198
	2015	11.45	11.10	4,073
	2014	11.52	11.45	9,410
	2013[1]	10.00	11.52	3,666
Wells Fargo Opportunity VT	2018	13.09	11.62	3,727
	2017	11.36	13.09	4,201
	2016	10.59	11.36	780
	2015	11.42	10.59	1,162
	2014	10.81	11.42	1,127
	2013[1]	10.00	10.81	0
Western Asset Variable Global High Yield Bond	2018	9.87	9.04	515
	2017	9.52	9.87	2,865
	2016	8.62	9.52	2,781
	2015	9.60	8.62	471
	2014	10.19	9.60	477,035
	2013[1]	10.00	10.19	0
1   For the period July 15, 2013 (date of inception) to December 31, 2013.
2   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
3   For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
4   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
5   Effective August 18, 2017, the Subaccount began investing in Class 3 of 7Twelve™ Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect investment in Class 4 of 7Twelve™ Balanced Portfolio.
6   For the period August 18, 2017 (the date first publicly offered) to December 31, 2017.

A-37

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2019, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6915A	32-69151-01 2019/05/01

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5
PERFORMANCE INFORMATION	5
MIXED AND SHARED FUNDING CONFLICTS	6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6
FINANCIAL STATEMENTS	7
2

General Information and History
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (the “Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge
The mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the administration charge of 0.25%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subac-count on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans
Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $19,000 for tax year 2019 . The $19,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2019 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre‑tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2019 is the lesser of (i)  $56,000 or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions— $19,000 in 2019 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $19,000 elective contribution
4

limit makes $9,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connec-tion with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $56,000 (for 2019). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information
Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Stand-ardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the administration charge of 0.25%; and (3) the contingent deferred sales charge.
5

Other total return figures (referred to as “Non‑Standar-dized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial state-ments of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
6

Financial Statements
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial state-ments of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2019, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6915C (PRS)	32-69150-03 2019/05/01

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General Information and History
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (the “Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge
The mortality and expense risk charge of 0.20% and the administration charge of 0.25%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjust-ment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjust-ment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compen-sated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $56,000 (for 2019). Salary reduction contributions, if any, are subject to additional annual limits.
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Performance Information
Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge of 0.25%.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to
5

differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017, and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account XIV at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017, and 2016, or for portion of such period as disclosed in the financial statements, and the financial statements of Variable Annuity Account XIV at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

ELITEDESIGNS® II VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2019, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6915K (COMM)	32-69150-11 2019/05/01

General Information and History
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (the “Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge
The mortality and expense risk charge of 1.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connec-tion with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compen-sated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $56,000 (for 2019). Salary reduction contributions, if any, are subject to additional annual limits.
4

Performance Information
Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in
5

tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

C O N S O L I D A T E D  F I N A N C I A L  S T A T E M E N T S

Security Benefit Life Insurance Company and Subsidiaries
Year Ended December 31, 2018, Periods From February 1, 2017
Through December 31, 2017, January 1, 2017 Through
January 31, 2017, and Year Ended December 31, 2016
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Year Ended December 31, 2018, Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Year Ended December 31, 2016

Report of Independent Auditors
The Board of Directors
Security Benefit Life Insurance Company
We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) which comprise the consolidated balance sheets as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity and cash flows for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, and the related notes to the consolidated financial statements.
Management's Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor's Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
A member firm of Ernst & Young Global Limited

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2017 and 2016, and the consolidated results of its operations and its cash flows for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

April 18, 2019

A member firm of Ernst & Young Global Limited

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2018	2017
	Successor	Successor
	(In Thousands, except as noted)
Assets
Investments:
Fixed maturities, available for sale ($21,524.8 million and $20,411.2 million in amortized cost for 2018 and 2017, respectively; includes
$2,420.1 million and $2,795.9 million related to consolidated
variable interest entities for 2018 and 2017, respectively)	$21,070,877	$20,612,482
Trading fixed maturities at fair value	97,826	119,106
Equity securities at fair value	3,897	54,474
Notes receivable from related parties	3,155,718	3,492,861
Mortgage loans (includes $634.5 million and $623.4 million related to
consolidated variable interest entities for 2018 and 2017, respectively)	1,661,152	1,929,273
Policy loans	81,030	465,701
Cash and cash equivalents (includes $67.9 million and $131.6 million related to consolidated variable interest entities for 2018 and
2017, respectively)	871,317	830,877
Short-term investments	335,924	28,505
Call options	340,472	839,998
Other invested assets (2017 included $196.0 million and $215.7 million in amortized cost and fair value, respectively, related to joint venture and partnership investments carried at fair value. See measurement
alternative within Note 1)	634,222	409,460
Total investments	28,252,435	28,782,737

Accrued investment income (includes $42.9 million and $28.6
million related to consolidated variable interest entities for 2018
and 2017, respectively)	358,134	285,170
Accounts receivable (includes $2.8 million and $54.5 million related to consolidated variable interest entities for 2018
and 2017, respectively)	99,603	187,963
Reinsurance recoverable	1,972,742	2,171,597
Deferred income tax asset	1,783	—
Property and equipment, net	54,284	53,191
Deferred policy acquisition costs	421,027	182,434
Deferred sales inducement costs	150,323	76,362
Value of business acquired	1,572,143	1,590,838
Goodwill	96,941	96,708
Other assets	174,296	98,814
Separate account assets	4,905,380	5,787,669
Total assets	$38,059,091	$39,313,483

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets (continued)

	December 31
	2018	2017
	Successor	Successor
	(In Thousands, except as noted)
Liabilities and stockholder's equity
Liabilities:
Policy reserves and annuity account values	$28,325,293	$28,342,186
Funds withheld	129,107	135,497
Accounts payable and accrued expenses (includes $24.4 million and $169.6 million related to consolidated variable interest
entities for 2018 and 2017, respectively)	180,330	513,681
Deferred income tax liability	—	75,191
Surplus notes	119,103	119,916
Notes payable related to commission assignments	25,268	46,174
Mortgage debt	13,381	19,641
Debt from consolidated variable interest entities	364,510	645,919
Note payable - SAILES 2, LLC	—	69,695
Other liabilities	362,950	585,576
Repurchase agreements	302,898	—
Separate account liabilities	4,905,380	5,787,669
Total liabilities	34,728,220	36,341,145

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	2,793,715	2,489,112
Accumulated other comprehensive income	(161,215)	124,403
Retained earnings	691,371	351,823
Total stockholder's equity	3,330,871	2,972,338

Total liabilities and stockholder's equity	$38,059,091	$39,313,483

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Revenues:
Net investment income	$1,607,102	$1,201,721	$97,037	$1,092,029
Asset-based fees	80,283	65,679	7,147	65,964
Other product charges	215,919	178,877	15,465	170,593
Change in fair value of derivatives	(218,442)	508,806	4,570	(29,376)
Net realized/unrealized gains (losses), excluding
impairment losses on available-for-sale securities	(71,319)	60,178	11,463	9,506
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(6,812)	(1,369)	—	(3,235)
Other revenues	75,933	57,942	5,997	61,370
Total revenues	1,682,664	2,071,834	141,679	1,366,851

Benefits and expenses:
Index credits and interest credited to account balances	731,025	445,522	30,376	216,019
Change in fixed indexed annuity embedded derivative
and related benefits	(425,255)	255,455	22,210	104,735
Other benefits	355,080	282,320	22,424	374,043
Total benefits	660,850	983,297	75,010	694,797

Commissions and other operating expenses	290,638	256,856	20,316	230,010
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	198,281	258,146	15,202	76,593
Interest expense	98,673	70,225	7,427	64,200
Total benefits and expenses	1,248,442	1,568,524	117,955	1,065,600

Income before income tax expense	434,222	503,310	23,724	301,251
Income tax expense	63,808	114,785	7,341	97,509
Net income	$370,414	$388,525	$16,383	$203,742

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income

		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Net income	$370,414	$388,525	$16,383	$203,742
Other comprehensive income (loss), net:
Net unrealized gains (losses) on
available-for-sale securities	(519,535)	152,027	45,830	411,676
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	120,060	(24,684)	(10,378)	(112,163)
Policy reserves and annuity account values	112,991	(19,642)	(13,144)	(94,018)
Total other comprehensive income (loss), net	(286,484)	107,701	22,308	205,495
Comprehensive income (loss)	$83,930	$496,226	$38,691	$409,237

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
	(In Thousands)
Predecessor
Balance at January 1, 2016	$7,000	$1,248,492	$(143,498)	$308,176	$1,420,170
Net income	—	—	—	203,742	203,742
Other comprehensive loss, net	—	—	205,495	—	205,495
Balance at December 31, 2016	7,000	1,248,492	61,997	511,918	1,829,407
Net income	—	—	—	16,383	16,383
Other comprehensive income, net	—	—	22,308	—	22,308
Balance at January 31, 2017	7,000	1,248,492	84,305	528,301	1,868,098

Successor
Adjustments related to change in
control	—	590,620	(84,305)	(528,301)	(21,986)
Balance at February 1, 2017	7,000	1,839,112	—	—	1,846,112
Net income	—	—	—	388,525	388,525
Other comprehensive income, net	—	—	107,701	—	107,701
Contribution from parent	—	650,000	—	—	650,000
Dividends paid	—	—	—	(20,000)	(20,000)
Change in accounting principle (see Note 1)	—	—	16,702	(16,702)	—
Balance at December 31, 2017	7,000	2,489,112	124,403	351,823	2,972,338
Net income	—	—	—	370,414	370,414
Other comprehensive income, net	—	—	(286,484)	—	(286,484)
Contribution from parent	—	300,000	—	—	300,000
Dividends paid	—	—	—	(30,000)	(30,000)
Purchase price allocation adjustment	—	4,603	—	—	4,603
Change in accounting principle (see Note 1)	—	—	866	(866)	—
Balance at December 31, 2018	$7,000	$2,793,715	$(161,215)	$691,371	$3,330,871

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Operating activities
Net income	$370,414	$388,525	$16,383	$203,742
Adjustments to reconcile net income to net cash and
cash equivalents provided by operating activities:
Annuity and interest-sensitive life products –
interest credited to account balances	731,025	445,522	30,376	216,019
Policy acquisition costs deferred	(258,194)	(279,800)	(25,881)	(359,584)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and value of business
acquired, net of imputed interest	198,281	258,146	15,202	76,593
Net realized/unrealized losses (gains) of investments	78,131	(64,549)	(12,721)	(9,423)
Net realized/unrealized losses (gains) of derivatives	218,442	(506,806)	(4,570)	29,376
Change in fixed indexed annuity embedded derivative
and related benefits	(425,255)	255,455	22,210	104,735
Amortization of investment premiums and discounts	(56,126)	(5,318)	(4,251)	(12,797)
Depreciation and amortization	9,352	5,777	1,438	7,423
Net sales (purchases) of trading fixed maturities at fair value	16,098	31,734	(251)	1,286
Net sales (purchases) of equity securities at fair value	49,790	(86)	9	(47)
Net sales of mortgage loans, at fair value	—	—	—	8,715
Change in funds withheld liability	(6,390)	(32,850)	(743)	(8,786)
Deferred income taxes	(3,576)	(78,169)	(1,919)	87,879
Change in annuity guarantees	337,479	303,027	17,609	358,096
Change in reinsurance recoverable	198,855	287,027	–	123,263
Change in accounts receivable	88,360	(86,199)	113,627	153,933
Change in accounts payable	(333,351)	380,748	(62,038)	(413,393)
Change in other liabilities	(222,626)	293,911	(32,672)	82,207
Other changes in operating assets and liabilities	(249,394)	(388,572)	15,785	(142,927)
Net cash and cash equivalents provided by operating activities	741,315	1,207,523	87,593	506,310

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	10,597,930	5,172,166	576,743	11,370,677
Mortgage loans	811,391	259,879	24,572	574,533
Call options	546,234	261,330	16,152	59,704
Notes receivable from related parties	7,473,695	8,363,741	831,738	5,221,013
Other invested assets	159,718	194,399	4,369	189,714
	19,588,968	14,251,515	1,453,574	17,415,641
Acquisitions of investments:
Fixed maturities available for sale	(11,663,457)	(8,962,008)	(775,437)	(11,004,309)
Mortgage loans	(532,940)	(7,499,097)	(1,221,289)	(6,620,840)
Call options	(329,323)	(497,362)	(20,034)	(1,038,759)
Notes receivable from related parties	(6,715,429)	(166,141)	(12,997)	(179,295)
Other invested assets	(306,604)	(187,285)	(885)	(135,706)
	(19,547,753)	(17,311,893)	(2,030,642)	(18,978,909)

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Net sales (purchases) of property and equipment	$(3,422)	$1,057	$177	$—
Net sales (purchases) of short-term investments	(307,400)	10,847	30,830	312,496
Net decrease (increase) in policy loans	(20,697)	(21,143)	415	(17,580)
Net cash and cash equivalents used in investing activities	(290,304)	(9,239)	31,422	294,916

Financing activities
Payments on surplus notes, notes payable related to commission assignments, mortgage debt, debt from consolidated VIEs, and
note payable - SAILES 2, LLC	(425,145)	(147,784)	(16,572)	(230,752)
Issuance of notes payable related to commission assignments
assignments and debt from consolidated VIEs	44,800	62,566	13,000	436,612
Capital contribution from parent	300,000	650,000	—	—
Dividends paid to parent	(30,000)	(20,000)	—	—
Net change in repurchase agreements	302,898	—	—	(727,712)
Deposits to annuity account balances	2,312,662	4,355,248	243,907	4,559,381
Withdrawals from annuity account balances	(2,915,786)	(2,893,569)	(90,092)	(2,865,648)
Net cash and cash equivalents provided by financing activities	(410,571)	2,006,461	150,243	1,171,881

Increase (decrease) in cash and cash equivalents	40,440	144,367	(307,810)	409,839
Cash and cash equivalents at beginning of period	830,877	686,510	994,320	584,481
Cash and cash equivalents at end of period	$871,317	$830,877	$686,510	$994,320

Supplemental disclosures of cash flow information
Cash paid during the period for:
Interest	$83,000	$66,553	$5,042	$36,396

Income taxes	$124,719	$156,328	$—	$11,700

Supplemental disclosure of non-cash information
In 2018, the policy loans related to the separate account funding agreements were refinanced with a related party. This resulted in a non-cash transfer from policy loans of $405.4 million and accrued investment income of $16.0 million to notes receivable from related parties.

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

Year Ended December 31, 2018, Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Year Ended December 31, 2016

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies
Nature of Operations
The operations of Security Benefit Life Insurance Company (SBLIC), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, retirement plans, and other related products throughout the United States. Security Distributors, LLC (SD), a subsidiary of SBLIC, is a registered broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority. The Company has entered into an agreement with Security Benefit Business Services, LLC (SBBS), an affiliate, to handle most corporate functions and processes. All employees and the majority of the Company's expenses are paid by SBBS, and an allocable portion of these costs are then billed to the Company.
SBLIC is a subsidiary of SBL Holdings, LLC (SBLH). Security Benefit Corporation (SBC), SBLH's parent, and its subsidiaries, were acquired by Eldridge Industries, LLC in a transaction which closed on January 31, 2017 (the Transaction). As a result of the change in control, the Company elected push down accounting to record its assets and liabilities at fair value as of the acquisition date (see Note 13).
The Company offers a diversified portfolio of products comprised primarily of individual and group annuities, including fixed, fixed indexed, and variable annuities, and retirement plan products through multiple distribution channels.
Basis of Presentation
The consolidated financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company's assets and liabilities and are labeled "Predecessor." The statements subsequent to the Transaction are labeled "Successor" and reflect adjusting the Company's historical accounting basis to reflect the change in control at the Transaction date in the consolidated financial statements.
The consolidated financial statements include the operations and accounts of SBLIC and its subsidiaries, SD; Gennessee Insurance Agency, LLC (Gennessee); Dunbarre Insurance Agency, LLC

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
(Dunbarre); SAILES 2, LLC (SAILES); Sixth Avenue Reinsurance Company (Sixth Avenue); and the consolidated VIEs (see Note 3).

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business acquired (VOBA); establishing VOBA in connection with the Transaction; calculation of liabilities for future policy benefits; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flows on certain structured securities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.
Investments
Fixed maturity investments include bonds, asset-backed securities, and redeemable preferred stock. Fixed maturity investments are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss (AOCI) in the consolidated statements of comprehensive income, net of adjustments related to DAC, DSI, VOBA, and policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA, and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.
Equity securities include mutual funds, common stock, and non-redeemable preferred stock. Before 2018, equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes. Effective January 1, 2018, equity investments not accounted for under the equity method or the measurement alternative are carried at fair value, with related unrealized gains and losses recognized as a component of the net realized/unrealized gains/(losses) in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company has elected the measurement alternative for certain equity investments that do not have readily determinable fair value and do not qualify for the practical expedient under ASC 820 to estimate fair value using the net asset value (NAV) per share. Under the alternative, the investments are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. These financial instruments are included in other invested assets on the consolidated balance sheets.
The Company has a variable interest in various types of securitization entities, which are deemed VIEs. An entity is a VIE if the equity at risk is not sufficient  to  support  its  activities,  if  the  equity  holders  lack  a  controlling  financial  interest  or  if  the  entity  is  structured  with  non-substantive  voting  rights. When the Company is determined to be the primary beneficiary of a VIE, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, the Company would not consolidate a VIE when it is not the primary beneficiary. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a relationship.
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Prior to January 1, 2018, for some of these investments, where the Company's partnership interest is so minor that it exercises virtually no influence over operating and financial policies, the Company carried the investment at the estimated fair value, with any adjustments recorded through other comprehensive income (OCI).
The Company classified as trading or elected the fair value option for certain fixed maturity securities and commercial mortgage loans that are segregated to support the funds withheld reinsurance liability (see Note 11). The change in fair value of these financial instruments is

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
recognized as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.
Realized capital gains and losses on sales of investments are determined using the average cost method for periods ended and prior to January 31, 2017. For periods subsequent to January 31, 2017, realized capital gains and losses on sales of investments are determined using the specific identification method. Unrealized capital gains and losses related to trading securities are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations. Other-than-temporary impairments (OTTIs) are reported separately in the consolidated statements of operations.
To the extent the Company determines that an equity security accounted for under the measurement alternative or equity method is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt securities, if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net income. For debt securities where the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI.
The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics such as: expectations of delinquency and default rates, loss severity, asset spreads, and prepayment speeds, as well as structural support, including subordination and guarantees.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Commercial and residential mortgage loans are generally reported at cost, adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income in the consolidated statements of operations. The Company reviews the mortgage loan portfolio using a collectively evaluated impairment methodology to determine the need for a general allowance, which is based upon the Company's evaluation of the probability of collection, historical loss experience, delinquencies, and other factors. If the Company determines through management's evaluation of the mortgage loan portfolio that an individual loan has an elevated specific risk profile, the Company will then individually assess the loan for impairment and may assign a specific loan loss allowance.
Policy loans are reported at unpaid principal.
Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.
The Company has agreed to provide a short-term loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee on unfunded amounts and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 16.
Asset and Liability Derivatives
The Company hedges certain exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting treatment but that are economic hedges, the gain or loss is recognized in net income during the period of change.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company issues certain products that contain a derivative that is embedded in the product, and must be accounted for under Accounting Standards Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument on the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized in the consolidated statements of operations.
The Company formerly entered into agreements with insurance companies to identify and recommend producers for annuity contracts, deliver annuity contracts, collect the first premium, and service the business on the insurance companies' behalf. The Company paid heaped commissions to field producers and recorded commission receivable for the subsequent receipt of monthly level commissions from the insurance companies for annuity contracts that continue to be in-force policies over a period of time. The commission receivable is comprised of the base level commission payments (the Host Contract) and a commission assignment embedded derivative (the Lapse Risk). In accordance with ASC 815, the Lapse Risk is separated from the Host Contract and accounted for as a derivative instrument. The Lapse Risk is recorded at fair value with the change in unrealized gain (loss) related to lapse-risk recognized in the consolidated statements of operations.
The Company is party to both bilateral and tri-party agreements with certain derivative instrument counterparties which require the posting of collateral when the market value of the derivative instrument exceeds the cost of the instrument, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties under bilateral agreements is reported on the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. Collateral posted under the tri-party arrangement is not reflected on the consolidated balance sheets.

16

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired
To the extent recoverable from future policy revenues and gross profits, incremental direct costs of contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.
DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder's equity as a component of AOCI, net of applicable income taxes.
For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of a new contract. Any DAC or DSI associated with the original contract is written off. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.
DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.
VOBA is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed in a life insurance company acquisition. VOBA is amortized using the same methodology and assumptions used to amortize DAC.

17

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Goodwill
Goodwill is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. If the fair value of the reported goodwill is lower than its carrying amount, goodwill is written down to its fair value; and a charge is reported in the consolidated statements of operations.
Property and Equipment
Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 39 years.
The Company leased a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that was terminated during 2018. Under this lease, certain operating expenses of the premises were the responsibility of the FHLB, while others were reimbursed to the Company (see Note 16).
In February 2013, SAILES 2, LLC (SAILES) acquired an airplane for other investment purposes. SAILES leases the airplane under an operating lease that expires on February 28, 2025. The asset is depreciated on a straight-line method over 25 years which approximates its estimated productive life and is included in other invested assets on the consolidated balance sheets.
Separate Accounts
The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account contract
18

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
holders of the Company are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Product charge revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed benefit feature.
The Company issued funding agreements to certain related parties through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2018 and 2017, separate account investments funded through these agreements were $1,861.8 million and $1,937.9 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $0.0 million and $377.7 million as of December 31, 2018 and 2017, respectively, and are reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees assessed at the time the funding agreement was issued and interest on the policy loans issued to the contract holders.

19

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Policy Reserves and Annuity Account Values
Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.
Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated with interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during each of the years 2018, 2017, and 2016. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder's equity as a component of AOCI, net of applicable income taxes.
Policy reserves and annuity account values also include general account funding agreements of $481.0 million and $566.4 million at December 31, 2018 and 2017, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.
The Company offers fixed indexed annuity products with returns linked to the performance of certain indices. The fixed indexed annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and a GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the

20

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
contract and is accreted over the policy's life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company's credit risk and an additional provision for adverse deviation.
Reinsurance Agreements
The Company utilizes reinsurance agreements to manage certain risks associated with its annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded, whereas policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.
Deferred Income Taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences
21

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management's best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.
Recognition of Revenues
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant yield. For structured securities, included in the fixed maturity available-for-sale securities portfolios, the amortization/accretion of premiums and discounts incorporate prepayment assumptions to produce a constant yield over the expected life of the security. When actual prepayments differ significantly from originally anticipated prepayments, the accretable yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured note securities other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flows. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in net investment income.
Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.
Commission revenue represents reimbursements from affiliates for commissions paid primarily to third party broker-dealers related to sales of retirement plan products and are recognized on the trade date. Service fees represent amounts earned under agreements with the investment advisors and/or underwriters of both related and unrelated mutual funds. These fees are accrued and paid on a
22

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
monthly basis based on contractual agreements. Commissions are included in other revenue in the consolidated statements of operations.
The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2018 or 2017.
Recently Issued Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for the good or service. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606). The amendments in this ASU defer the effective date of ASU 2014- 09 for all entities by one year. ASU 2014-09 will be effective for the Company's calendar year beginning January 1, 2019. During 2016, the FASB issued ASU 2016-08, 2016-10, and 2016-12 that are all further clarifications to ASU 2014-09. Revenue streams under the insurance contracts and investment contracts are not in scope of ASU 2014-09. The Company has completed a process to review and analyze the revenue streams under this new revenue recognition guidance and has concluded that upon adoption, the new guidance will not have a material impact on the Company's financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases. The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 sets out the principles
23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). This update requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. This update requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard is effective January 1, 2020 for the Company, with early adoption permitted. The Company is in the process of evaluating the full impact adoption of this standard will have on the Company in 2020.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses, Measurement of Credit Losses on Financial Instruments. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The new standard will become effective for the Company on January 1, 2021, with early adoption permitted in 2019. While the Company is currently evaluating the full impact of this new guidance on the financial statements, the Company believes the new impairment model may lead to earlier recognition of credit losses on commercial mortgage loans compared to current loss recognition methodology.
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment. Under the amendments in this update, the Company should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Impairment charges should be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This amendment essentially eliminated "Step 2" from the goodwill impairment test. Additionally, the Company should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when
24

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
measuring the goodwill impairment loss, if applicable. The amendments in this update shall be applied on a prospective basis. A public business entity that is not an SEC filer should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect significant impact to its financial statements upon adoption of this standard in 2021.
In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities. The amendments in this update shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The discount continues to be amortized to maturity. The amendments in this update are effective for fiscal years, beginning after December 15, 2018. Early adoption is permitted. An entity should apply the amendments in this update on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Additionally, in the period of adoption, an entity should provide disclosures about a change in accounting principle. Management is evaluating the impact of this ASU upon adoption of this standard in 2019.
In August 2018, FASB issued ASU 2018-12, Financial Services—Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts. This amendment improves four areas to the accounting for long-duration contracts. (1) Assumptions used to measure the liability for future policy benefits for traditional and limited-payment contracts. The amendments in this update require an insurance entity to (a) review and, if there is a change, update the assumptions used to measure cash flows at least annually and (b) update the discount rate assumption at each reporting date. The provision for risk of adverse deviation and premium deficiency (or loss recognition) testing are eliminated. The change in the liability estimate as a result of updating cash flow assumptions is required to be recognized in net income. The change in the liability estimate as a result of updating the discount rate assumption is required to be recognized in other comprehensive income. The  amendments require that an insurance entity discount expected future cash flows at an upper-medium grade  (low-credit-risk) fixed-income instrument yield that maximizes the use of observable
25

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
market inputs.  (2) Measurement of market risk benefits. The amendments require that an insurance entity measure all market risk benefits associated with deposit (or account balance) contracts at fair value. The portion of any change in fair value attributable to a change in the instrument-specific credit risk is required to be recognized in other comprehensive income. (3) Amortization of deferred acquisition costs. The amendments simplify the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins and require that those balances be amortized on a constant level basis over the expected term of the related contracts. Deferred acquisition costs are required to be written off for unexpected contract terminations but are not subject to an impairment test. (4) Disclosures. The amendments require that an insurance entity provide aggregated roll forwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, market risk benefits, separate account liabilities, and deferred acquisition costs. The amendments also require that an insurance entity disclose information about significant inputs, judgments,  assumptions, and methods used in measurement, including changes in those inputs, judgments, and assumptions, and the effect of those changes on measurement. For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The guidance is to be applied as of the earliest period presented in the financial statements. Management is evaluating the impact of this ASU to its financial statements upon adoption of this standard in 2021.
Recently Adopted Accounting Pronouncements
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: restricted cash. The amendments in this update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new standard was adopted by the Company on January 1, 2018, through retrospective transition method. There was no material impact on the 2017 and 2016 consolidated cash flows.

26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows, classification of certain cash receipts and cash payments. The amendments in this update provide guidance on eight specific cash flow issues, including distributions received from equity method investees. The new standard was adopted by the Company on January 1, 2018, through retrospective transition method. There was no material impact on the 2017 and 2016 consolidated cash flows.
Change in Accounting Principle
On December 22, 2017, the U.S. federal government enacted a tax bill, H.R.1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018 (Tax Cuts and Jobs Act). This act reduced the U.S. federal corporate income tax rate and made other changes to the U.S. federal tax law. In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (ASU 2018-02). The amendments in this ASU allow a reclassification from AOCI to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this ASU is permitted. The Company elected to early adopt ASU 2018-02 as of December 31, 2017 as a change in accounting principle.
As a result of this change in accounting principle, the Company elected to reclassify the income tax effect on items within AOCI to retained earnings. The amount of $16.7 million represents the entire amount of the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Cuts and Jobs Act related to items remaining in AOCI. The change in U.S. federal corporate income tax rate had no effect on the Company's gross valuation allowance.
The Company adopted FASB ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities on January 1, 2018.  ASU 2016-01 requires certain fair value measured equity investments no longer be eligible for the available-for-

27

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1.   Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
sale classification.  Their changes of fair value are required to be reported in earnings, instead of AOCI.

FASB ASU 2016-01 changed how entities recognize, measure, present and make disclosures about certain financial assets and financial liabilities. Under the new guidance, among other provisions, entities have to measure equity investments (except those accounted for under the equity method, those that result in consolidation of the investee and certain other investments) at fair value and recognize any changes in fair value in net income. Entities can elect a measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the practical expedient in ASC 820 to estimate fair value using the NAV per share (or its equivalent). Under the alternative, entities measure these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Entities have to make a separate election to use the alternative for each eligible investment and have to apply the alternative consistently from period to period until the investment's fair value becomes readily determinable. Entities also have to reassess at each reporting period whether an investment qualifies for this alternative. This measurement alternative must be applied prospectively to all investment that exist as of the date of adoption. As a result of this change in accounting principle, the Company reclassified $0.9 million from AOCI to retained earnings. Upon adoption, the Company also elected the measurement alternative for equity investments in partnerships that do not have readily determinable fair value and do not qualify for the practical expedient in ASC 820.
Prior Period Reclassifications
Certain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period's presentation.
28

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments
Fixed Maturity Investments and Equity Securities
Information as to the amortized cost, gross unrealized gains and losses, fair values, and OTTIs in AOCI, of the Company's portfolio of fixed maturity investments, equity securities, and other invested assets classified as available for sale, is as follows:
	December 31, 2018 (Successor)
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$178,309	$597	$2,660	$176,246	$—
Obligations of government-sponsored
enterprises	305,534	953	5,904	300,583	—
Corporate	9,071,514	35,793	162,108	8,945,199	—
Obligations of foreign governments	136	—	1	135	—
Municipal obligations	112,487	4,495	1,187	115,795	—
Commercial mortgage-backed	333,020	1,096	6,252	327,864	—
Residential mortgage-backed	25,161	484	308	25,337	184
Collateralized debt obligations	5,579	2,901	60	8,420	—
Collateralized loan obligations	7,958,184	57,182	379,800	7,635,566	—
Redeemable preferred stock	75,761	—	4,772	70,989	—
Other asset backed	3,459,091	30,135	24,483	3,464,743	—
Total fixed maturity investments	$21,524,776	$133,636	$587,535	$21,070,877	$184

29

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
	December 31, 2017 (Successor)
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$251,060	$1,888	$1,648	$251,300	$—
Obligations of government-sponsored
enterprises	368,698	1,976	1,084	369,590	—
Corporate	7,552,758	102,238	13,340	7,641,656	—
Obligations of foreign governments	1,093	56	1	1,148	—
Municipal obligations	253,296	22,708	1,138	274,866	—
Commercial mortgage-backed	551,347	3,340	2,107	552,580	—
Residential mortgage-backed	120,819	4,273	197	124,895	—
Collateralized debt obligations	5,511	1,473	3	6,981	—
Collateralized loan obligations	7,825,161	99,743	35,074	7,889,830	—
Redeemable preferred stock	6,273	290	—	6,563	—
Other asset backed	3,475,221	32,668	14,816	3,493,073	—
Total fixed maturity investments	$20,411,237	$270,653	$69,408	$20,612,482	$—

Equity securities:
Communications	$31,125	$—	$—	$31,125	$—
Financial	24	15	—	39	—
Consumer	10,027	590	390	10,227	—
Mutual funds	9,333	—	1,027	8,306	—
Government	4,618	—	—	4,618	—
Total equity securities	$55,127	$605	$1,417	$54,315	$—

Other invested assets:
Joint venture and partnership
investments	$196,000	$19,700	$—	$215,700	$—
Total other invested assets	$196,000	$19,700	$—	$215,700	$—

30

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
The amortized cost and fair value of fixed maturity investments at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because lenders may have the right to call and borrowers may have the right to prepay obligations with or without penalties.
	Available for Sale
	Amortized	Fair
	Cost	Value
	(In Thousands)

Due one year or less	$924,513	$916,023
Due after one year through five years	4,649,863	4,601,483
Due after five years through ten years	2,771,427	2,730,485
Due after ten years	1,016,642	989,383
Securities with variable principal	12,162,331	11,833,503
	$21,524,776	$21,070,877

As of December 31, 2018 and 2017, there were 5 and 8 issuers, with a total amount of $2,354.8 million and $3,202.7 million, respectively, other than U.S. Government and its sponsored entities,  where the Company had investment holdings that exceeded 10% of consolidated stockholder's equity.
31

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
For fixed maturity investments and equity securities (prior to January 1, 2018) classified as available for sale with unrealized losses as of December 31, 2018 and 2017, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
	December 31, 2018 (Successor)
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$26,614	$531	$101,311	$2,129	$127,925	$2,660
Obligations of government-sponsored
enterprises	157,108	3,182	95,064	2,722	252,172	5,904
Corporate	5,299,045	147,129	894,743	14,979	6,193,788	162,108
Obligations of foreign governments	—	—	135	1	135	1
Municipal obligations	23,192	506	12,220	681	35,412	1,187
Commercial mortgage-backed	156,628	3,014	117,378	3,238	274,006	6,252
Residential mortgage-backed	11,044	106	7,802	202	18,846	308
Collateralized debt obligations	1,948	60	—	—	1,948	60
Collateralized loan obligations	6,673,595	353,569	186,510	26,231	6,860,105	379,800
Other asset backed	1,098,185	18,853	419,404	5,630	1,517,589	24,483
Redeemable Preferred Stock	70,989	4,772	—	—	70,989	4,772
Total fixed maturity investments, available for sale	$13,518,348	$531,722	$1,834,567	$55,813	$15,352,915	$587,535

Number of securities with unrealized losses		881		299		1,180
Percent investment grade (AAA through BBB-)		70%		91%		75%

32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
	December 31, 2017 (Successor)
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$191,527	$1,648	$—	$—	$191,527	$1,648
Obligations of government-sponsored
enterprises	143,438	1,084	—	—	143,438	1,084
Corporate	1,021,567	13,340	—	—	1,021,567	13,340
Obligations of foreign governments	137	1	—	—	137	1
Municipal obligations	46,956	1,138	—	—	46,956	1,138
Commercial mortgage-backed	239,667	2,107	—	—	239,667	2,107
Residential mortgage-backed	24,592	197	—	—	24,592	197
Collateralized debt obligations	1,500	3	—	—	1,500	3
Collateralized loan obligations	1,485,240	35,074	—	—	1,485,240	35,074
Other asset backed	697,310	14,816	—	—	697,310	14,816
Total fixed maturity investments, available for sale	$3,851,934	$69,408	$—	$—	$3,851,934	$69,408

Number of securities with unrealized losses		625		—		625
Percent investment grade (AAA through BBB-)		84%		—		84%

Total equity securities available for sale	$17,826	$1,417	$—	$—	$17,826	$1,417

The unrealized losses on the securities in the table above can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost bases, which may be maturity, the Company does not consider those investments to be other than temporarily impaired at December 31, 2018 and 2017. For equity securities, the Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the impairment. Based on that evaluation and the Company's ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2018 and 2017.
33

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) for fixed maturity securities, the Company's intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. For asset-backed securities, several additional factors are taken into account, including cash flows, collateral sufficiency, liquidity, and economic conditions.
The following table provides a rollforward of credit losses recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Balance at beginning of period	$—	$—	$(6,866)	$(8,410)
Credit losses for which an other-than-temporary impairment
was not previously recognized	(1,634)	(19)	—	(2,954)
Reduction for securities sold during the year or intended to be sold	—	19	—	4,779
Additional credit loss impairments on securities previously impaired	—	—	—	(281)
Balance at end of period	$(1,634)	$—	$(6,866)	$(6,866)

34

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
Major categories of net investment income are summarized as follows for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Interest on fixed maturity investments, available for sale	$1,237,319	$935,213	$75,244	$865,746
Interest on fixed maturity investments, trading	5,973	5,853	555	6,740
Interest on notes receivable from related parties	200,712	164,967	14,927	150,068
Dividends on equity securities, available for sale	—	1,293	—	2,195
Dividends on equity securities at fair value	285	—	—	—
Interest on mortgage loans	151,268	108,371	7,867	97,495
Interest on mortgage loans, fair value option	—	—	—	86
Interest on policy loans	31,101	27,959	2,459	29,135
Interest on short-term investments	31,421	11,098	552	17,709
Other	15,440	4,369	462	4,263
Total investment income	1,673,519	1,259,123	102,066	1,173,437

Less:
Investment expenses	60,444	51,549	4,474	74,582
Ceded to reinsurer	5,973	5,853	555	6,826
Net investment income	$1,607,102	$1,201,721	$97,037	$1,092,029
Proceeds from sales of fixed maturity investments and equity securities (prior to January 1, 2018) available for sale and realized gains and losses are as follows for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Proceeds from sales	$7,021,981	$5,115,774	$478,567	$7,802,859
Gross realized gains	31,992	38,195	7,619	127,835
Gross realized losses	57,709	18,826	582	36,930

35

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC, DSI, and VOBA, consist of the following for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturity investments	$(26,008)	$19,705	$5,817	$91,399
Equity securities	—	1,597	47	(1,648)
Total net realized gains, available for sale	(26,008)	21,302	5,864	89,751

Other invested assets	3,228	3,011	(256)	(8,481)

Related impact on DAC, DSI, and VOBA and reserves	49	(4,071)	(1,593)	(20,542)

Net realized/unrealized gains (losses), trading and fair value option:
Fixed maturity investments	(5,449)	4,235	432	1,739
Mortgage loans	—	—	—	44
Total net realized/unrealized gains (losses), trading and fair value option	(5,449)	4,235	432	1,783

Other realized/unrealized gains (losses):
FX gains (losses) on monetary asset	(47,092)	39,606	9,853	(51,862)
Equity securities at fair value	(418)	4	(8)	39
Embedded Derivatives	5,846	(2,788)	(405)	(1,250)
Other	(1,128)	330	(2,405)	640
Total other realized/unrealized gains (losses)	(42,792)	37,152	7,035	(52,433)
Net realized/unrealized gains (losses) before ceded reinsurance	(70,972)	61,629	11,482	10,078

Net ceded reinsurance (gains) losses	(347)	(1,451)	(19)	(572)
Net realized/unrealized gains (losses) before impairments	(71,319)	60,178	11,463	9,506

Impairments:
OTTI of available-for-sale securities	(6,812)	(1,369)	—	(3,235)
Total impairments	(6,812)	(1,369)	—	(3,235)

Net realized/unrealized gains (losses)	$(78,131)	$58,809	$11,463	$6,271

36

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
The Company recognized $0.2 million of net unrealized losses on equity securities at fair value held at December 31, 2018.
There were no outstanding agreements to sell securities at December 31, 2018.
At December 31, 2018 and 2017, the Company pledged securities and cash with a market value of approximately $0 million and $118.3 million, respectively, as collateral in relation to its structured institutional products (see Note 17).
At December 31, 2018 and 2017, the Company pledged securities with a market value of approximately $213.2 million and $253.3 million respectively, as collateral in relation to its reinsurance agreements (see Note 10).
At December 31, 2018 and 2017, available-for-sale bonds with a carrying value of $3.3 million and $4.4 million, respectively, were held in joint custody at various state insurance departments to comply with statutory regulations.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property's operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company's mortgage loan portfolio was as follows at December 31:
	December 31
	2018	2017
	Successor	Successor
	(In Thousands)

Commercial mortgage loans	$1,648,799	$1,916,366
Residential mortgage loans	12,353	12,907
Total carrying cost	$1,661,152	$1,929,273

37

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
The Company acquired $113.0 million and sold $516.7 million commercial mortgage loans during the year ended December 31, 2018. The Company acquired $284.5 million and sold no commercial mortgage loans during the period from February 1, 2017 through December 31, 2017. The Company did not acquire or sell commercial mortgage loans during the period from January 1, 2017 through January 31, 2017. The Company issued $0.4 million and sold no residential mortgage loans during the year ended December 31, 2018. The Company issued $7.4 million and sold no residential mortgage loans during the period from February 1, 2017 through December 31, 2017. The Company did not issue or sell residential mortgage loans during the period from January 1, 2017 through January 31, 2017.
The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.
The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:
	2018		2017
	Successor		Successor
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
West North Central	$579,295	35%	$579,817	29%
South Atlantic	365,135	22	265,376	14
Pacific	273,158	17	211,423	11
Foreign	265,547	16	667,026	35
East North Central	53,084	3	79,176	4
West South Central	39,910	2	57,509	3
Mountain	21,303	1	22,042	1
Middle Atlantic	30,722	2	12,440	1
New England	10,976	1	11,477	1
East South Central	9,669	1	10,080	1
Total	$1,648,799	100%	$1,916,366	100%

38

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
	2018		2017
	Successor		Successor
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Property type distribution
Office	$360,306	22%	$380,730	20%
Hotel/Motel	264,765	16	123,371	6
Apartments/Multifamily	210,394	13	459,317	24
Retail	125,890	8	160,114	8
Industrial	55,301	3	103,203	5
Other	632,143	38	689,631	37
Total	$1,648,799	100%	$1,916,366	100%

The residential mortgages are concentrated in the United States. Most of the debtors of these residential mortgages are officers of the Company or of SBC.
The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on the National Association of Insurance Commissioners (NAIC) – Risk-Based Capital's Commercial Mortgage (CM) Rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the CM Rating, per NAIC guidelines, downwards with loans in the category "CM4 and below" having the highest risk for credit loss. CM Ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal "watch list."
Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal "watch list." Potential criteria that would indicate a possible problem are imbalances in ratios of loan to value or net operating income to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

39

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
The Company's commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:
	2018	2017
	Successor	Successor
	(In Thousands)

CM1	$283,093	$340,649
CM2	989,201	1,296,871
CM3	263,954	153,943
CM4 and Below	112,551	124,903
	$1,648,799	$1,916,366

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on non-accrual status. All of the residential mortgage loans were performing as of December 31, 2018 and 2017.
Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flows for commercial mortgage loans, or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2018 and 2017, there were no mortgage loans on non-accrual status.
The Company did not have a valuation allowance as of December 31, 2018 and 2017 on the mortgage portfolio.

40

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
Repurchase Agreements
The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the loan amount is repaid by the Company along with the additional agreed-upon interest, and the securities pledged by the Company are released back to the Company. The Company's policy requires that, at all times during the term of the repurchase agreement, cash or other forms of collateral provided is sufficient to pay the Company's obligation to the counterparty. The risks associated with the repurchase agreement program are primarily related to declines in the value of the securities sold for cash, which, if occurred, results in cash needing to be returned to the original purchasing party or additional securities needing to be posted as collateral. The Company has multiple sources of additional liquidity including additional sources of institutional funding, retail funding, contractual cash flows from the asset portfolio, and sales of investment assets. The Company has approved a Liquidity Risk Policy and associated Liquidity Guidelines to manage the aggregate liquidity risk of the Company. The remaining contractual maturity of the repurchase agreements outstanding as of December 31, 2018 was 31 to 90 days. The Company had no outstanding repurchase agreements as of December 31, 2017. The carrying value of the securities pledged for the repurchase agreements was $319.2 million and $0 million as of December 31, 2018 and 2017, respectively. The repurchase obligation was $302.9 million and $0 million as of December 31, 2018 and 2017, respectively, and is included in repurchase agreements on the consolidated balance sheets.
Reverse Repurchase Agreements

The Company enters into reverse repurchase agreements, whereby the Company lends cash to a counterparty at an agreed-upon interest rate for an agreed-upon time frame and receives collateral in the form of securities. At the end of the agreement, the loan amount is repaid to the Company along with the additional agreed-upon interest, and the securities pledged to the Company are returned to the counterparty. The Company's policy requires that, at all times during the term of the reverse repurchase agreement, cash or other forms of collateral provided is at least equal or more than the amount loaned. The risks associated with the Reverse Repurchase Agreement program are primarily related to declines in the value of the pledged securities collateralizing its loan, which, if occurred, results in cash needing to be returned to the Company or additional securities needing to be pledged to the Company. The Company had no outstanding reverse repurchase agreements as of

41

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2.   Investments (continued)
December 31, 2018. As of December 31, 2018 and 2017, the Company held no reverse repurchase agreements.
3. Variable Interest Entities
Following is a discussion of the Company's interest in entities that meet the definition of a VIE.
Consolidated Variable Interest Entities
Collateralized Financing Entities
During 2018 and 2017, the Company invested in notes issued by collateralized financing entities (CFE) for which it was determined to be the primary beneficiary and therefore required to consolidate the CFE. The notes have contractual recourse only to the related assets of the CFE and are entitled to receive payments to the extent that payments are made on the underlying assets.

In consolidating the CFE, the notes were eliminated as an investment while the underlying assets of the CFE were recorded on the balance sheets as available for sale fixed maturity investments, as well as recording cash and other assets of the CFE. A liability is recorded for other noteholders' interests in the CFE, which is carried at amortized cost. There is no equity within the CFEs; therefore, the consolidation did not impact the Company's equity balances. If the Company were to liquidate, the assets of the CFE would not be available to its general creditors, and as a result, the Company does not consider those assets available for the benefit of its investors. However, the Company's investment in the notes would be available to its general creditors. Additionally, the other investors in the CFEs have no recourse to the Company's general assets for the debt issued by the CFEs. Therefore, such debt is not the Company's obligation.
The total assets of consolidated CFEs were $2,636.6 million and $3,102.9 million at December 31, 2018 and 2017, respectively. The total liabilities of consolidated CFEs were $111.7 million and $538.5 million at December 31, 2018 and 2017, respectively.
Real Estate Mortgage Investment Conduit
During 2016, the Company invested in pass through certificates of a Real Estate Mortgage Investment Conduit (REMIC) that held a commercial mortgage loan (CML). The Company, together

42

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3.   Variable Interest Entities (continued)
with its related parties, purchased more than 50% of all the outstanding certificates. The Company holds the greatest share of the REMIC's outstanding certificates, is therefore considered to be the primary beneficiary and, accordingly, has consolidated the REMIC's financial statements.
In consolidating the REMIC, the purchased certificates are eliminated and the Company records the underlying commercial mortgage loan of the REMIC on the Company's consolidated balance sheets. The certificates owned by other investors are recorded as a liability on the Company's consolidated balance sheets, which is carried at amortized cost. If the Company were to liquidate, the CML would not be available to its general creditors, and as a result, the Company does not consider the CML available for the benefits of its investors. However, the Company's investment in the certificates would be available to the Company's general creditors. Additionally, the other investors in the REMIC have no recourse to the Company's general assets for the debt issued by the REMIC. Therefore, such debt is not the Company's obligation.
The total assets of the consolidated REMIC were $531.6 million and $531.0 million at December 31, 2018 and 2017, respectively. The total liabilities of the consolidated REMIC were $277.2 million and $276.9 million at December 31, 2018 and 2017, respectively.
Unconsolidated Variable Interest Entities
The Company does not need to consolidate investments in certain CFEs because it is not the primary beneficiary of the VIE. The total investment in these uncoslidated CFEs were $6,108.0 million and $5,268.0  million at December 31, 2018 and 2017, respectively, which is also the maximum exposure. Substantially all of the investments in uncosolidated CFEs were collateralized loan obligations at December 31, 2018 and 2017.
The Company has a variable interest in a number of joint ventures and partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The Company's carrying amount of its investment in these VIEs reported in other invested assets on the consolidated balance sheets were $344.9 million and $286.4 million at December 31, 2018 and 2017, respectively, compared to its maximum exposure to loss of $414.6 million and $310.9 million at December 31, 2018 and 2017, respectively. The Company's maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to joint ventures and partnerships. The carrying value of

43

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3.   Variable Interest Entities (continued)
unconsolidated investments accounted for under the measurement alternative was $228.5 million at December 31, 2018. Total assets of unconsolidated entities carried at fair value amounted to $215.7 million at December 31, 2017. Total assets of these unconsolidated entities under the equity method of accounting amounted to $129.2 million and $70.7 million at December 31, 2018 and 2017, respectively.
4. Derivative Instruments
The Company's overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in earnings associated with assets held and liabilities incurred or expected to be incurred. The Company's risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.
The Company recognizes all derivative financial instruments, such as swaps, currency forwards, call options and other embedded derivatives, on the consolidated balance sheets at fair value, with appropriate adjustments to fair value reflected in earnings, regardless of the purpose or intent for holding the instrument.
The Company sells fixed indexed deferred annuity contracts which credit interest based on a percentage of the gain in a specified market index. This index crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of call options, futures, and swaps on the applicable indices to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. The Company manages the cost of these purchases through the terms of the fixed indexed annuities, which permits it to change caps or spreads subject to respective guaranteed minimums or maximums on each policy's anniversary date. By adjusting caps or spreads the Company can manage option costs except in cases where contractual features would prevent further modifications. Although the call options are designed to be effective hedges from an economic standpoint, the Company has not applied hedge accounting under ASC 815.

44

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4.   Derivative Instruments (continued)
The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.
The Company has certain variable annuity guaranteed living benefit (GLB) products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 and ASC 820, Fair Value Measurements (ASC 820). The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.
In addition, the Company is party to coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), a related party, (see Note 10) and a coinsurance agreement with an unrelated party. Under ASC 815, the Company's reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the risk associated with the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the fixed indexed product.
The Company has entered into currency forwards that are contracts in which the Company agrees with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.

45

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4.   Derivative Instruments (continued)
The Company uses interest rate swaps to reduce market risks from changes in interest rates and to manage interest rate exposure arising from duration mismatches between assets and liabilities. In an interest rate swap, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional amount. As of December 31, 2018, the Company has not elected hedge accounting treatment for these swaps.
The fair value of the commission assignment embedded derivative (see Note 1) is determined in accordance with ASC 820. The Company uses the income approach method defined in this standard, as market participants would likely use this approach in arriving at a transaction value.
Notional amounts are used to express the extent of the Company's involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date. The maximum amount of economic loss due to the credit exposure is limited by the posting of collateral by the counterparties.
The notional amounts and fair value of the Company's call options, swaps, and currency forwards by counterparty as of December 31 are as follows:

46

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4.   Derivative Instruments (continued)
				2018
				Successor
Counterparty	Credit Rating (S&P)		Credit Rating (Moody's)	Notional Amount	Fair Value
				(In Thousands)

Barclays Bank PLC	A		A2	$395,788	$2,282
BNP Paribas	A		Aa3	1,364,677	9,360
Bank of America, N.A.	A	+	Aa3	182,300	67
Canadian Imperial Bank of Commerce	A	+	Aa2	1,070,464	27,727
Citibank, N.A.	A	+	A1	1,842,034	77,546
Goldman Sachs International	A	+	A1	715,200	4,208
JPMorgan Chase Bank, NA	A	+	Aa2	650,200	40,294
Merrill Lynch International	A	+	N/A	917,315	36,470
Morgan Stanley & Co International PLC	A	+	A1	2,922,228	44,553
Morgan Stanley Capital Services LLC	A	+	A1	2,004,776	106,240
Natixis, SA	A	+	A1	576,003	6,345
Royal Bank of Canada	AA	-	Aa2	35,700	336
The Royal Bank of Scotland PLC	BBB	+	Baa2	698,200	2,538
Societe Generale	A		A1	845,880	6,561
UBS AG	A	+	Aa3	773,847	6,796
Exchange Traded	N/A		N/A	2,123,941	14,311
				$17,118,553	$385,634

47

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4.   Derivative Instruments (continued)
				2017
				Successor
Counterparty	Credit Rating (S&P)		Credit Rating (Moody's)	Notional Amount	Fair Value
				(In Thousands)

Barclays Bank PLC	A	-	A1	$25,756	$557
BNP Paribas	A		Aa3	1,193,126	49,070
Bank of America, N.A.	A	+	A1	205,700	14,056
Citibank, N.A.	A	+	A1	2,430,395	58,116
Goldman Sachs International	A	+	A1	1,142,869	42,693
JPMorgan Chase Bank, NA	A	+	Aa3	371,000	70,776
Merrill Lynch International	A	+	N/A	454,915	22,390
Morgan Stanley & Co International PLC	A	+	A1	2,909,056	182,545
Morgan Stanley Capital Services LLC	A	+	A1	1,559,884	161,561
Natixis, SA	A		A2	38,328	(184)
The Royal Bank of Scotland PLC	BBB	+	A3	2,081,650	23,081
Societe Generale	A		A2	510,800	114,192
UBS AG	A	+	A1	1,002,127	49,101
Exchange Traded	N/A		N/A	2,053,172	41,231
				$15,978,778	$829,185

Collateral posted by counterparties at December 31, 2018 and 2017, applicable to derivative instruments, was $333.0 million and $542.3 million, respectively, and is reflected on the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected on the consolidated balance sheets in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2018 and 2017, collateral posted by the counterparties under the tri-party arrangements was $42.1 million and $283.6 million, respectively, which is not reflected on the consolidated balance sheets.
48

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4.   Derivative Instruments (continued)
The fair value of the Company's derivative financial instruments classified as assets and liabilities on the consolidated balance sheets as of December 31 is as follows:
	Derivative Asset		Derivative Liability
	2018	2017	2018	2017
	Successor	Successor	Successor	Successor	Balance reported in
	(In Thousands)
Derivatives:
Interest rate swaps and total return swaps	$3,416	$369	$—	$—	Other invested assets
Call options	340,472	839,998	—	—	Call options
Currency forwards and swaps	41,126	—	—	11,180	Other invested assets
Futures	620	—	—	2	Other invested assets
Total derivative financial instruments	$385,634	$840,367	$—	$11,182

Embedded derivatives:
GMWB and GMAB reserves	$—	$—	$9,636	$13,305	Policy reserves and annuity account values
Fixed indexed annuity contracts	—	—	1,218,022	1,377,274	Policy reserves and annuity account values
Reinsurance contracts	4,835	327	—	—	Other assets
Commission assignment	15,757	16,538	—	—	Other assets
Total embedded derivative financial instruments	$20,592	$16,865	$1,227,658	$1,390,579

The following table shows the change in the fair value of the derivative financial instruments, excluding fixed indexed annuity contracts, in the consolidated statements of operations for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor	Change of fair value reported in
	(In Thousands)
Derivatives:
Interest rate swaps and total return swaps	$(3,635)	$7,701	$—	$—	Change in fair value of derivatives
Call options	(282,615)	546,443	10,502	(78,606)	Change in fair value of derivatives
Currency forwards and swaps	66,245	(47,351)	(5,932)	49,230	Change in fair value of derivatives
Futures	1,563	13	—	—	Change in fair value of derivatives
Total change in derivative financial instruments	$(218,442)	$506,806	$4,570	$(29,376)

Embedded derivatives:
GMWB and GMAB reserves	$(3,669)	$(2,836)	$(253)	$5,762	Other benefits
Reinsurance contracts	(4,508)	3,437	587	764	Other benefits
Commission assignment	781	(219)	(1,584)	(14,735)	Other benefits
Total change in embedded derivative financial instruments	$(7,396)	$382	$(1,250)	$(8,209)

49

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4.   Derivative Instruments (continued)
The changes in fair value of fixed indexed annuity contracts embedded derivative and other benefits is comprised of the following:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor	Change of fair value reported in
	(In Thousands)
Fixed indexed annuities - embedded derivatives					Change in fixed indexed annuity embedded derivative and related benefits
(see Note 15)	$(211,533)	$289,293	$18,480	$(85,617)
Other changes in difference between policy benefit					Change in fixed indexed annuity embedded derivative and related benefits
reserves computed using derivative accounting vs. long-duration contracts accounting	(213,722)	(33,838)	3,730	190,352
	$(425,255)	$255,455	$22,210	$104,735
The amounts presented as "Other changes in difference between policy benefit reserves computed using derivative accounting vs. long-duration contracts accounting" represents the difference between policy benefit reserve change for fixed indexed annuities computed under the derivative accounting standard and the long-duration contracts accounting standard, less the change in fair value of our fixed indexed annuities embedded derivatives that is presented as Level 3 liabilities in Note 15.

50

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs
An analysis of the deferred policy acquisition cost asset balance is presented below for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$182,434	$—	$1,151,091	$1,016,929
Cost deferred	258,194	279,800	25,881	359,584
Imputed interest	9,604	3,685	2,161	22,548
Amortized to expense	(77,532)	(90,399)	(18,772)	(148,270)
Effect of realized (gains) losses	101	(212)	(848)	(10,685)
Effect of unrealized (gains) losses	48,226	(10,440)	(16,203)	(89,015)
Balance at end of period	$421,027	$182,434	$1,143,310	$1,151,091

6. Deferred Sales Inducement Costs
An analysis of the deferred sales inducement costs asset balance is presented below for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$76,362	$—	$969,608	$906,899
Costs deferred	75,198	80,161	6,851	107,713
Imputed interest	3,091	1,066	1,836	20,030
Amortized to expense	(8,179)	(3,895)	(1,116)	27,125
Effect of realized (gains) losses	33	(86)	(721)	(9,536)
Effect of unrealized (gains) losses	3,818	(884)	—	(82,623)
Balance at end of period	$150,323	$76,362	$976,458	$969,608
51

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Value of Business Acquired
The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$1,590,838	$1,787,946	$31,247	$30,514
Adjustment to Value of Business Acquired(1)	6,725	—	—	—
Imputed interest	47,185	54,189	139	1,588
Amortized to expense	(172,450)	(222,792)	550	386
Effect of realized gains	(85)	(3,773)	(24)	(321)
Effect of unrealized (gains) losses	99,930	(24,732)	23	(920)
Balance at end of period	$1,572,143	$1,590,838	$31,935	$31,247

(1)  In 2018 the Company recorded an adjustment to VOBA as a result of the one year measurement period in connection with the Transaction (see Note 13).
     The reclassification resulted in a shift of VOBA from a different subsidiary of SBLH to SBLIC.
The weighted average amortization period is 37 years for VOBA. The interest accrual rate utilized to calculate the accretion of interest was 2.32% for the year ended December 31, 2018, 3.47% for the period from February 1, 2017 through December 31, 2017, 5.34% for the period from January 1, 2017 through January 31, 2017, and 5.34% for 2016.
The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:
2019	$110,769
2020	107,304
2021	103,859
2022	100,583
2023	97,745
52

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets
Property and Equipment
The following is a summary of property and equipment at cost less accumulated depreciation for the years ended December 31:
	2018	2017
	Successor	Successor
	(In Thousands)
Land and improvements	$6,680	$6,680
Building	51,723	48,326
Furniture	25	—
Computer software	272	272
	58,700	55,278
Less accumulated depreciation	4,416	2,087
Net property and equipment	$54,284	$53,191

Accumulated depreciation deducted from investment in real estate amounted to $4.2 million and $2.0 million at December 31, 2018 and 2017, respectively.
Airplane
The following is a summary of the asset held at cost less accumulated depreciation as of December 31:
	2018	2017
	Successor	Successor
	(In Thousands)

Airplane	$124,644	$124,644
Less accumulated amortization	(9,937)	(4,755)
	$114,707	$119,889

The asset is included in other invested assets on the consolidated balance sheets.
53

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets (continued)
Depreciation on the asset for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, in the amounts of $5.2 million, $4.8 million, $0.4 million, and $5.2 million, respectively, is included in commissions and other operating expenses in the consolidated statements of operations.
Business-Owned Life Insurance
The Company has invested in business-owned life insurance. The investment is carried in other assets on the consolidated balance sheets at net policy value of $21.7 million and $20.6 million at December 31, 2018 and 2017, respectively, with the change in net policy value recorded in other revenue of $1.1 million, $0.8 million, $0.1 million, and $0.6 million for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively.
Company-Owned Life Insurance
The Company has invested in company-owned life insurance. The investment is carried in other assets at net policy value of $30.0 million and $31.6 million at December 31, 2018 and 2017, respectively, with the change in net policy value recorded as a decrease in other benefits of $1.6 for the year ended December 31, 2018 and an increase in other benefits of $4.6 million, $0.6 million, and $1.9 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively.

54

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows (in thousands):
55

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss) (continued)
	Pre-Tax	Tax	After-Tax
Predecessor
Other comprehensive income for the year ended December 31, 2016:
Unrealized gains on available-for-sale securities	$748,304	$(262,887)	$485,417
Foreign exchange adjustments on securities recorded at fair value	12,949	(4,114)	8,835
Reclassification adjustment for gains included in net income	(131,140)	46,462	(84,678)
OTTI losses recognized in earnings and other comprehensive income	3,235	(1,133)	2,102
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(172,558)	60,395	(112,163)
Policy reserves and annuity account values	(144,643)	50,625	(94,018)
Total other comprehensive income for the year ended December 31, 2016	$316,147	$(110,652)	$205,495

Other comprehensive income for the period ended January 31, 2017:
Unrealized gains on available-for-sale securities	$75,948	$(27,051)	$48,897
Foreign exchange adjustments on securities recorded at fair value	764	(274)	490
Reclassification adjustment for gains included in net income	(5,608)	2,051	(3,557)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(16,180)	5,802	(10,378)
Policy reserves and annuity account values	(20,492)	7,348	(13,144)
Total other comprehensive income for the period ended January 31, 2017	$34,432	$(12,124)	$22,308

Successor
Other comprehensive income for the period ended December 31, 2017:
Unrealized gains on available-for-sale securities	$241,382	$(76,625)	$164,757
Foreign exchange adjustments on securities recorded at fair value	3,776	(1,191)	2,585
Reclassification adjustment for gains included in net income	(24,313)	8,061	(16,252)
OTTI losses recognized in earnings and other comprehensive income	1,369	(432)	937
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(36,056)	11,372	(24,684)
Policy reserves and annuity account values	(28,693)	9,051	(19,642)
Total other comprehensive income for the period ended December 31, 2017	$157,465	$(49,764)	$107,701

Other comprehensive loss for the year ended December 31, 2018:
Unrealized gains on available-for-sale securities	$(680,152)	$130,086	$(550,066)
Foreign exchange adjustments on securities recorded at fair value	(6,678)	1,402	(5,276)
Reclassification adjustment for gains included in net income	22,780	4,784	27,564
OTTI losses recognized in earnings and other comprehensive income	6,812	1,431	8,243
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	151,974	(31,914)	120,060
Policy reserves and annuity account values	143,027	(30,036)	112,991
Total other comprehensive loss for the year ended December 31, 2018	$(362,237)	$75,753	$(286,484)

56

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
9. Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (continued)
	Foreign Currency Adjustment	Unrealized Gains (Losses) on Available-for-Sale Securities	Total Other Comprehensive Income (Loss)
	(In Thousands)

Predecessor
Accumulated other comprehensive income at January 1, 2016	$(8,835)	$(134,663)	$(143,498)
Other comprehensive income before reclassifications	8,835	279,287	288,122
Amounts reclassified from accumulated other comprehensive income(1)	—	(82,627)	(82,627)
Accumulated other comprehensive income at December 31, 2016	—	61,997	61,997

Other comprehensive income before reclassifications	490	25,375	25,865
Amounts reclassified from accumulated other comprehensive income(1)	–	(3,557)	(3,557)
Accumulated other comprehensive income at January 31, 2017	490	83,815	84,305

Successor
Adjustments related to change in control and legal structure	(490)	(83,815)	(84,305)
Accumulated other comprehensive income at February 1, 2017	—	—	—

Other comprehensive income before reclassifications	2,585	120,431	123,016
Amounts reclassified from accumulated other comprehensive income(1)	–	(15,315)	(15,315)
Comprehensive income	2,585	105,116	107,701

Change in accounting principle (see Note 1)	—	—	16,702
Accumulated other comprehensive income at December 31, 2017	2,585	105,116	124,403

Other comprehensive income before reclassifications	(5,276)	(317,015)	(322,291)
Amounts reclassified from accumulated other comprehensive income(1)	—	35,807	35,807
Comprehensive loss	(5,276)	(281,208)	(286,484)

Change in accounting principle (see Note 1)	—	866	866
Accumulated other comprehensive loss at December 31, 2018	$(2,691)	$(175,226)	$(161,215)

(1)
The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) and income tax expense in the consolidated statements of operations.

57

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
10. Reinsurance
Principal reinsurance assumed transactions are summarized as follows for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Reinsurance assumed:
Premiums received	$13,906	$14,543	$1,374	$17,598
Commissions paid	$2,367	$2,283	$189	$2,236
Claims paid	$6,371	$5,714	$704	$5,491
Surrenders paid	$78,534	$61,358	$5,902	$71,925

Principal reinsurance ceded transactions are summarized as follows for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$51,071	$60,059	$5,139	$83,146
Commissions received	$2,759	$4,994	$262	$4,158
Claim recoveries	$74,843	$56,765	$6,717	$73,311
Surrenders recovered	$258,883	$411,004	$20,221	$211,216

The Company is party to a coinsurance agreement with an unrelated party for certain individual fixed annuity and fixed indexed annuity contracts. At the same time the Company entered into this agreement, the Company also entered into an indemnity retrocession agreement through a coinsurance funds withheld reinsurance agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual annuity contracts that the Company had coinsured.
58

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
10. Reinsurance (continued)
The Company has ceded to GLAC reserves of $430.1 million and $457.5 million as of December 31, 2018 and 2017, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
The Company subsequently entered into an assumption reinsurance agreement to assume the previously mentioned annuity contracts converting those contracts to direct business. The annuity contracts continue to be covered under the indemnity retrocession agreement ceded to GLAC after the contracts are converted to direct business. Annuity contracts having reserves of $317.5 million and $337.5 million have been converted to direct business as of December 31, 2018 and 2017, respectively and ceded to GLAC. Annuity contracts having reserves of $112.6 million and $120.0 million as of December 31, 2018 and 2017, respectively, continue as assumed by the Company from the unrelated party and ceded to GLAC.
As of December 31, 2018 and 2017, the value of the Company's funds withheld liability under all its reinsurance agreements was $129.1 million and $135.5 million, respectively.
At December 31, 2018 and 2017, the Company has receivables totaling $1,972.7 million and  $2,171.6 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2018 and 2017 was $2,194.5 million and $2,314.2 million, respectively.
As of December 31, 2018 and 2017, the Company had $1,244.9 million and $1,437.6 million, respectively, of reserves that were uncollateralized by the reinsurer.
Through its consolidated captive reinsurance subsidiary, the Company entered into a stop loss insurance agreement with a third party US based reinsurance company. This stop loss agreement covers fixed indexed annuities with a guaranteed lifetime withdrawal benefit that are issued in 2018 and 2019. Under this stop loss agreement, if those annuity holders continue to make lifetime withdrawals beyond certain dollar thresholds within the stop loss coverage period (22-24 years), the third party insurance company will reimburse the Company for those benefit payments. The Company did not reduce any policy or annuity reserve liability as a result of this stop loss agreement.
59

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities
The major components of policy reserves and annuity account values on the consolidated balance sheets are summarized as follows as of December 31:
	2018	2017
	Successor	Successor
	(In Thousands)

Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$25,825,282	$25,556,857
Funding agreements	481,023	566,435
Other investment-type insurance contracts	1,343	1,354
Total liabilities for investment-type insurance contracts	26,307,648	26,124,646
Life and other reserves	2,017,645	2,217,540
Total policy reserves and annuity account values	$28,325,293	$28,342,186

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account as of December 31:
	2018			2017
	Successor			Successor
	Account Value	Net Amount	Weighted-Average Attained Age	Account Value	Net Amount	Weighted- Average Attained Age
		at Risk			at Risk
	(Dollars in Millions)

Rollup GMDB	$665	$161	74	$673	$133	73

The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed indexed annuity contract holders.
As of December 31, 2018 and 2017, the reserve liability for the GLWB guarantee on fixed indexed annuities was $1,466.9 million and $1,265.8 million, respectively, and the reserve liability for the GMDB guarantee on fixed indexed annuities was $27.9 million and $28.0 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.
60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:
	2018			2017
	Successor			Successor
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)
Return of premium	$1,291	$18	65	$1,522	$15	65
Reset	122	6	59	140	—	59
Roll-up	102	60	71	129	51	70
Step-up	3,525	74	68	4,046	34	67
Combo	82	25	74	100	19	73
Subtotal	5,122	183	67	5,937	119	66

Enhanced	3	—	70	4	—	69
Total GMDB	$5,125	$183	67	$5,941	$119	66

The determination of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMWB, and GMAB guarantees it provides for the benefit of variable annuity contract holders. The reserve liability for GMDBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2018 and 2017 was $14.4 million and $16.9 million, respectively. The reserve liability for GMIBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2018 and 2017 was $16.2 million and $16.6 million, respectively. The embedded derivative for GMWBs and GMABs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2018 and 2017 was $6.8 million and $9.2 million, respectively. These liabilities are included in policy reserves and annuity account values.

61

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
The components of index credits and interest credited to account balances are summarized as follows:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Index credits	$480,036	$242,437	$14,798	$41,190
Interest credited to account balances	250,989	203,085	15,578	174,829
	$731,025	$445,522	$30,376	$216,019

12. Income Taxes
The Company is included in a consolidated Non-Life/Life federal income tax return filed by SBC. The Company is no longer subject to U.S. federal and state examinations by tax authorities for the years before 2013. For tax years 2014 and 2015, SBLIC is currently under audit by the IRS. The audits are not expected to have a material impact on the Company.
Under a tax sharing agreement between SBC and certain of its related parties, SBC allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. Through the tax sharing agreement with SBC, the Company has a receivable from SBC of $5.1 million and a payable to SBC of $40.8 million at December 31, 2018 and 2017, respectively, for taxes, which is included in other liabilities/assets on the consolidated balance sheets.
The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.
As of December 31, 2018 and 2017, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses in the consolidated statements of operations. The Company recorded no interest expense for unrecognized tax benefits for the year ended December 31, 2018,

62

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016.
Income tax expense consists of the following for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Current income tax expense	$67,384	$192,954	$9,260	$9,630
Deferred income tax (benefit) expense	(3,576)	(78,169)	(1,919)	87,879
Income tax expense	$63,808	$114,785	$7,341	$97,509

From a tax return perspective, the Company has $187.2 million of net operating loss carryforwards (NOLs). Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company's use of these NOLs is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with these deductions.

The Company had no NOLs in 2018 for any states in which it is required to file an income tax return.

63

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Federal income tax expense computed at statutory rate	$91,187	$176,161	$8,303	$105,438
Increases (decreases) in taxes resulting from:
Valuation allowance	—	(2,142)	(346)	(37,948)
Dividends received deduction	(1,934)	(7,352)	(7)	(4,872)
Changes in uncertain tax positions	—	—	—	33,392
Prior period adjustments	400	(2,499)	—	1,654
Tax exempt interest	(500)	(970)	(31)	(446)
Tax rate differential	(22,755)	(40,549)	—	—
Other	(2,590)	(7,864)	(578)	291
Income tax expense	$63,808	$114,785	$7,341	$97,509

 "Other" in the above table includes state income taxes, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.
64

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
Net deferred income tax assets and liabilities consist of the following as of December 31:
	2018	2017
	Successor	Successor
	(In Thousands)

Deferred income tax assets:
Future policy benefits	$409,221	$528,679
Credit carryover	8,666	8,666
Rider fee	10,508	9,754
Net unrealized loss on investments	87,826	—
Other	13,648	21,284
Total deferred income tax assets	529,869	568,383

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales
inducements	94,114	29,020
Value of business acquired	330,150	334,076
Net unrealized capital gain on investments	—	56,040
Investments	44,930	51,095
Net unrealized gain on derivatives	4,487	123,520
Depreciation	28,017	27,895
Commission accrual	8,156	13,337
Other	18,232	8,591
Total deferred income tax liabilities	528,086	643,574
Net deferred income tax assets (liabilities)	$1,783	$(75,191)
The oldest credit carryover will expire in 2031 and relates to general business credits.
The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company did not record a valuation allowance on deferred tax assets as of December 31, 2018 and 2017.
The Tax Cuts and Jobs Act reduces the US  federal corporate tax rate from 35% to 21% along with other changes, including how tax reserves are computed. At December 31, 2017, the Company had not completed accounting for the tax effects of the enactment of the Tax Cuts and Jobs Act; however,

65

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
the Company had made a reasonable estimate of the effects on the existing deferred tax balances. At December 31, 2018, the Company has completed the accounting for the tax effects on the existing deferred tax balances. This did not result in any material modifications to the deferred tax balances.

13. Business Combinations and Pushdown Accounting
On January 31, 2017, the Company experienced a change of control transaction. This event met the definition of a business combination under ASC 805, Business Combinations (ASC 805).

Under GAAP, an acquirer of a business initially recognizes the acquired assets and liabilities at fair value. If the acquired business prepares separate financial statements, ASC 805 allows those statements to be prepared using the acquired company's historical basis or the "stepped-up" or "pushdown" basis of the acquirer. The Company has elected pushdown accounting to record its assets and liabilities at fair value as of the acquisition date of January 31, 2017 and a purchase price allocated to the Company of $1,846.1 million.

66

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
13. Business Combinations and Pushdown Accounting (continued)
The following table summarizes the allocation of the purchase price, which was generally based upon estimated fair values of the assets acquired and liabilities assumed as of the acquisition date of January 31, 2017.
January 31, 2017
(In Thousands)
Assets
Investments:
Securities available for sale:
Fixed maturities	$16,746,415
Equity securities	49,906
Securities trading:
Fixed maturities	147,184
Equity securities	69
Notes receivable from related parties	4,356,695
Mortgage loans	1,651,183
Policy loans	444,558
Cash and cash equivalents	686,510
Short-term investments	38,904
Call options	388,743
Other invested assets	439,500
Total investments	24,949,667

Accrued investment income	238,963
Accounts receivable	101,764
Reinsurance recoverable	2,458,624
Property and equipment, net	55,272
Value of business acquired	1,787,946
Goodwill	96,708
Other assets	80,021
Separate account assets	5,489,878
Total assets	35,258,843

Liabilities:
Policy reserves and annuity account values	26,261,370
Funds withheld	168,347
Accounts payable and accrued expenses	132,933
Deferred income tax liability	81,340
Surplus notes	120,811
Notes payable related to commission assignments	67,284
Mortgage debt	23,033
Debt from consolidated variable interest entities	698,845
Note payable - SAILES 2, LLC	77,313
Other liabilities	291,577
Separate account liabilities	5,489,878
Total liabilities	33,412,731

67

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
13. Business Combinations and Pushdown Accounting (continued)

Net assets acquired	$1,846,112
68

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
14. Goodwill
Goodwill included on the consolidated balance sheets at December 31, 2018 and 2017 was $96.9 million and $96.7 million, respectively.
Goodwill is not subject to amortization. Impairment of goodwill is evaluated annually. As a result of the December 31, 2018 and 2017 annual impairment test, the Company determined that the carrying value of goodwill did not exceed fair value; therefore, no amounts were impaired. No impairments were recognized in 2018 and 2017.

15. Fair Value Measurements
Fair Value Hierarchy
In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:
Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's assumptions that market participants would use in pricing the asset or liability. Valuation techniques include discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.
69

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Determination of Fair Value
Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.
Cash equivalents
Cash equivalents include highly liquid securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.
Fixed Maturity Investments
The fair values of fixed maturity securities in an active and orderly market are largely determined by utilizing third party pricing services. The Company has regular interactions with pricing services and its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.

70

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Equity securities
Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2.
Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
 Short-term investments
Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 and 3.
Call options, currency forwards, swaps, and futures
Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Currency forwards with fair values obtained from pricing services with substantially observable inputs are included in Level 2. Swaps with fair values obtained from counterparties with substantially observable inputs are included in Level 2. Futures, swaps, and call options with fair values obtained from unadjusted quoted prices for identical instruments traded in active markets are included in Level 1.
Other invested assets
Other invested assets include investments in joint ventures and partnerships that are carried at fair value. The fair value of these investments is determined utilizing an external third party pricing specialist through the use of the market approach, income approach, and underlying asset approach. These investments are included in Level 3.

71

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)

Separate account assets
Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and underlying assets approach. The investments in private notes and partnerships are reflected in Level 3.
Reinsurance derivative asset/liability
The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.
Embedded derivatives – commission assignment
The fair value of the commission assignment embedded derivatives is determined by comparing the current period updated actuarial projected future cash flows, discounted to present value, to the amortized cost of the base level commission payments on the reporting date. The main variables considered in the actuarial projected future cash flows include: (i) policies that remain in-force; (ii) persistency expectations; (iii) expected future cash flows related to the level commission payments; and (iv) discount rate. These assets are included in Level 3.
Embedded derivatives – GMWB and GMAB reserves
The Company records guarantees for variable annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on unobservable inputs with actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other assumptions. These liabilities are included in Level 3.

72

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)

Embedded derivatives – fixed indexed annuity contracts
Fair values of the Company's embedded derivative component of the fixed indexed annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company's best estimate assumptions for future policy growth and future policy decrements. The Company's best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.
One of the Company's fixed indexed annuity products has an embedded derivative feature that returns GLWB rider charges in excess of index credits over a five year period.  The guarantee is reset on each fifth policy anniversary while in the accumulation phase.  The fair value of the policy's embedded derivative is determined using the mean present value of a risk-neutral stochastic projection of the account value.  Discount rates are projected risk-free rates plus the Company's own credit spread margin.
73

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Assets and Liabilities Measured and Reported at Fair Value

The following table presents categories measured at fair value on a recurring basis:
	December 31, 2018 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$749,959	$743,959	$6,000
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	176,246	—	176,246	—
Obligations of government-sponsored enterprises	300,583	—	300,583	—
Corporate	9,010,826	—	1,660,342	7,350,484
Obligations of foreign governments	135	—	135	—
Municipal obligations	115,794	—	115,794	—
Commercial mortgage-backed	330,790	—	327,604	3,186
Residential mortgage-backed	25,337	—	19,868	5,469
Collateralized debt obligations	8,420	—	8,420	—
Collateralized loan obligations	7,660,444	—	6,832,150	828,294
Redeemable preferred stock	71,630	—	1,621	70,009
Other asset backed	3,468,498	—	1,545,541	1,922,957
Total fixed maturity investments	21,168,703	—	10,988,304	10,180,399
Equity securities:
Financial	171	—	—	171
Mutual funds	3,726	3,726	—	—
Total equity securities	3,897	3,726	—	171

Short-term investments	335,924	—	335,439	485
Call options	340,472	7,647	332,825	—
Currency forwards and swaps	41,126	—	41,126	—
Interest rate swaps and total return swaps	3,416	6,033	(2,617)	—
Futures	620	620	—	—
Reinsurance derivative asset	4,835	—	—	4,835
Commission assignment derivative asset	15,757	—	—	15,757
Separate account assets	4,905,380	3,043,580	—	1,861,800
Total assets	$27,570,089	$3,805,565	$11,701,077	$12,063,447

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,636	$—	$—	$9,636
Fixed indexed annuity contracts	1,218,022	—	—	1,218,022
Total liabilities	$1,227,658	$—	$—	$1,227,658

74

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	December 31, 2017 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$571,436	$415,245	$156,191	$—
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	252,679	—	252,679	—
Obligations of government-sponsored enterprises	370,222	—	370,222	—
Corporate	7,727,722	—	2,677,208	5,050,514
Obligations of foreign governments	1,148	—	1,148	—
Municipal obligations	276,726	—	273,090	3,636
Commercial mortgage-backed	563,479	—	557,873	5,606
Residential mortgage-backed	126,487	—	120,255	6,232
Collateralized debt obligations	8,960	—	7,943	1,017
Collateralized loan obligations	7,896,901	—	7,535,896	361,005
Redeemable preferred stock	7,267	—	7,267	—
Other asset backed	3,499,997	—	1,723,893	1,776,104
Total fixed maturity investments	20,731,588	—	13,527,474	7,204,114
Equity securities:
Communications	31,125	31,125	—	—
Financial	198	159	—	39
Consumer	10,227	10,227	—	—
Mutual funds	8,306	8,306	—	—
Government	4,618	—	—	4,618
Total equity securities	54,474	49,817	—	4,657

Short-term investments	28,505	—	—	28,505
Other invested assets	215,700	—	—	215,700
Call options	839,998	41,671	798,327	—
Interest rate swaps and total return swaps	369	(770)	1,139	—
Reinsurance derivative asset	327	—	—	327
Commission assignment derivative asset	16,538	—	—	16,538
Separate account assets	5,787,669	3,849,769	—	1,937,900
Total assets	$28,246,604	$4,355,732	$14,483,131	$9,407,741

Liabilities:
Currency forwards and swaps	$11,180	$—	$11,180	$—
Futures	2	2	—	—
Embedded derivatives:
GMWB and GMAB reserves	13,305	—	—	13,305
Fixed indexed annuity contracts	1,377,274	—	—	1,377,274
Total liabilities	$1,401,761	$2	$11,180	$1,390,579

75

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Changes in Level 3 Fair Value Measurements
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2018 is as follows:
		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2018	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2018	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,050,514	$(15,270)	$(143,377)	$2,094,664	$363,953	$7,350,484	$(286)
Municipal obligations	3,636	—	—	—	(3,636)	—	—
Commercial mortgage-backed	5,606	(4)	(161)	(2,255)	—	3,186	—
Residential mortgage-backed	6,232	(5)	(82)	(676)	—	5,469	—
Collateralized debt obligations	1,017	—	—	—	(1,017)	—	(3)
Collateralized loan obligations	361,005	14,550	7,538	311,009	134,192	828,294	—
Other asset backed	1,776,104	18,108	11,886	(174,832)	291,691	1,922,957	(122)
Redeemable preferred stock	—	(255)	(4,736)	75,000	—	70,009	—
Total fixed maturity investments	7,204,114	17,124	(128,932)	2,302,910	785,183	10,180,399	(411)

Equity securities:
Financial	39	—	132	—	—	171	—
Government	4,618	1,227	—	(5,845)	—	—	—
Total equity securities	4,657	1,227	132	(5,845)	—	171	—

Short-term investments	28,505	—	(28)	(27,992)	—	485	—
Other invested assets	215,700	—	—	(215,700)	—	—	—
Reinsurance derivative asset	327	4,508	—	—	—	4,835	—
Commission assignment
derivative asset	16,538	(781)	—	—	—	15,757	—
Separate account assets(2)	1,937,900	(76,100)	—	—	—	1,861,800	—
Total assets	$9,407,741	$(54,022)	$(128,828)	$2,053,373	$785,183	$12,063,447	$(411)

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$13,305	$(3,669)	$—	$—	$—	$9,636	$—
Fixed indexed annuity contracts	1,377,274	(211,533)	—	52,281	—	1,218,022	—
Total liabilities	$1,390,579	$(215,202)	$—	$52,281	$—	$1,227,658	$—

(1)  Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)  Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

76

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Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
(3)  Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.
77

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2018 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,128,022	$27,159	$2,461,774	$598,743	$2,094,664
Commercial mortgage-backed	—	—	2,195	60	(2,255)
Residential mortgage-backed	—	—	—	676	(676)
Other asset backed	523,991	—	13,072	199,910	311,009
Redeemable preferred stock	97,215	—	144,227	127,820	(174,832)
Collateralized loan obligations	75,000	—	—	—	75,000
Total fixed maturity investments	5,824,228	27,159	2,621,268	927,209	2,302,910

Equity securities:
Government	117,227	—	115,534	7,538	(5,845)
Total equity securities	117,227	—	115,534	7,538	(5,845)

Short-term investments	977	—	28,505	464	(27,992)
Other invested assets	—	—	—	215,700	(215,700)
Total assets	$5,942,432	$27,159	$2,765,307	$1,150,911	$2,053,373

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$—	$85,493	$—	$33,212	$52,281
Total liabilities	$—	$85,493	$—	$33,212	$52,281

78

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the period from February 1, 2017 through December 31, 2017 is as follows:
		Total Realized/Unrealized
		Gains and Losses
	Balance at February 1, 2017	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2017	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,135,877	$(6,531)	$56,921	$(138,065)	$2,312	$5,050,514	$814
Municipal obligations	3,205	(11)	492	(50)	—	3,636	—
Commercial mortgage-backed	13,984	167	309	(2,861)	(5,993)	5,606	—
Residential mortgage-backed	8,939	23	(8)	(2,722)	—	6,232	—
Collateralized debt obligations	2,643	16	58	—	(1,700)	1,017	—
Collateralized loan obligations	299,612	601	2,080	134,753	(76,041)	361,005	—
Other asset backed	1,587,744	(2,890)	6,591	200,446	(15,787)	1,776,104	—
Total fixed maturity investments	7,052,004	(8,625)	66,443	191,501	(97,209)	7,204,114	814

Equity securities:
Financial	24	—	15	—	—	39	—
Government	9,050	138	—	(4,570)	—	4,618	—
Total equity securities	9,074	138	15	(4,570)	—	4,657	—

Short-term investments	2,176	—	318	26,011	—	28,505	—
Other invested assets	—	—	19,700	196,000	—	215,700	—
Reinsurance derivative asset	3,764	(3,437)	—	—	—	327	—
Commission assignment
derivative asset	16,319	219	—	—	—	16,538	—
Separate account assets(2)	1,870,300	67,600	—	—	—	1,937,900	—
Total assets	$8,953,637	$55,895	$86,476	$408,942	$(97,209)	$9,407,741	$814

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,141	$(2,836)	$—	$—	$—	$13,305	$—
Fixed indexed annuity contracts	1,012,008	289,293	—	75,973	—	1,377,274	—
Total liabilities	$1,028,149	$286,457	$—	$75,973	$—	$1,390,579	$—

(1)  Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)  Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)  Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.

79

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The detail of the Level 3 purchases, issuances, sales, and settlements for the period from February 1, 2017 through December 31, 2017 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,637,843	$52,170	$2,452,855	$375,223	$(138,065)
Municipal obligations	—	—	—	50	(50)
Commercial mortgage-backed	—	—	2,811	50	(2,861)
Residential mortgage-backed	—	—	—	2,722	(2,722)
Collateralized loan obligations	101,633	—	(81,740)	48,620	134,753
Other asset backed	(541,151)	—	(816,496)	74,899	200,446
Total fixed maturity investments	2,198,325	52,170	1,557,430	501,564	191,501

Equity securities:
Government	150,142	—	154,712	—	(4,570)
Total equity securities	150,142	—	154,712	—	(4,570)

Short-term investments	28,187	—	—	2,176	26,011
Other invested assets	196,000	—	—	—	196,000
Total assets	$2,572,654	$52,170	$1,712,142	$503,740	$408,942

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$—	$99,554	$—	$23,581	$75,973
Total liabilities	$—	$99,554	$—	$23,581	$75,973

80

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the period from January 1, 2017 through January 31, 2017 is as follows:
		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2017	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at January 31, 2017	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$4,683,756	$39,239	$(40,112)	$384,747	$68,247	$5,135,877	$(44)
Municipal obligations	3,198	76	(69)	—	—	3,205	—
Commercial mortgage-backed	10,944	(138)	143	3,035	—	13,984	143
Residential mortgage-backed	9,019	3	(2)	(81)	—	8,939	(1)
Collateralized debt obligations	2,992	1,474	(1,823)	—	—	2,643	—
Collateralized loan obligations	550,867	(14,485)	13,509	(15,596)	(234,683)	299,612	—
Other asset backed	1,278,995	11,885	(13,827)	3,344	307,347	1,587,744	—
Total fixed maturity investments	6,539,771	38,054	(42,181)	375,449	140,911	7,052,004	98

Equity securities:
Financial	—	24	—	—	—	24	—
Government	9,200	—	—	(150)	—	9,050	—
Total equity securities	9,200	24	—	(150)	—	9,074	—

Short-term investments	2,176	—	—	—	—	2,176	—
Reinsurance derivative asset	4,351	(587)	—	—	—	3,764	—
Commission assignment
derivative asset	14,735	1,584	—	—	—	16,319	—
Separate account assets(2)	1,870,300	—	—	—	—	1,870,300	—
Total assets	$8,440,533	$39,075	$(42,181)	$375,299	$140,911	$8,953,637	$98

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,394	$(253)	$—	$—	$—	$16,141	$—
Fixed indexed annuity contracts	986,544	18,467	—	6,997	—	1,012,008	—
Total liabilities	$1,002,938	$18,214	$—	$6,997	$—	$1,028,149	$—
(1)    Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)    Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)    Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.
81

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The detail of the Level 3 purchases, issuances, sales, and settlements for the period from January 1, 2017 through January 31, 2017 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$630,377	$355	$217,893	$28,092	$384,747
Commercial mortgage-backed	3,038	—	—	3	3,035
Residential mortgage-backed	—	—	—	81	(81)
Collateralized loan obligations	8,000	—	—	23,596	(15,596)
Other asset backed	4,916	—	—	1,572	3,344
Total fixed maturity investments	646,331	355	217,893	53,344	375,449

Equity securities:
Government	150	—	300	—	(150)
Total equity securities	150	—	300	—	(150)
Total assets	$646,481	$355	$218,193	$53,344	$375,299

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$—	$8,650	$—	$1,653	$6,997
Total liabilities	$—	$8,650	$—	$1,653	$6,997

82

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Transfers
Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2018 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$—	$—	$—	$385,443	$—	$(21,490)
Municipal obligations	—	—	—	—	—	(3,636)
Collateralized debt obligations	—	—	—	—	—	(1,017)
Collateralized loan obligations				247,354		(113,162)
Other asset backed	—	—	—	332,852	—	(41,161)
Total fixed maturity investments	$—	$—	$—	$965,649	$—	$(180,466)

Transfers of assets and liabilities measured at fair value between hierarchy levels for the period from February 1, 2017 through December 31, 2017 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$—	$—	$—	$4,839	$—	$2,527
Commercial mortgage-backed	—	—	—	—	—	5,993
Collateralized debt obligations	—	—	—	—	—	1,700
Collateralized loan obligations	—	—	—	54,488	—	130,529
Other asset backed	—	—	—	33,891	—	49,678
Total fixed maturity investments	$—	$—	$—	$93,218	$—	$190,427

83

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Transfers of assets and liabilities measured at fair value between hierarchy levels for the period from January 1, 2017 through January 31, 2017 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2

	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$—	$—	$—	$78,598	$—	$10,351
Collateralized loan obligations	—	—	—	43,401	—	278,084
Other asset backed	—	—	—	313,769	—	6,422
Total fixed maturity investments	$—	$—	$—	$435,768	$—	$294,857

The majority of the assets transferred into level 3 during 2018 and 2017 was due to the inability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques. The majority of assets transferred out of level 3 during 2018 and 2017 was due to the ability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques.
The transfers between levels are determined as of the end of the period for which the transfer is completed.
84

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.
	As of December 31, 2018 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,837,382	Discount Model	Credit Spread	100 - 1174 [362] basis points (bps)
	189,635		Discount Rate	3.11% - 11.50% [7.46%]
	397,648	Spread Duration	Credit Spread	161 - 1069 [665] bps
	165,081	Yield Analysis	Yield	5.77% - 10.97% [8.71%]
	664,550	Trade Price	Recent Trade Price	100
	47,146	Waterfall	Cashflows
	4,613	Market Comparables	Credit Spread	342 bps
	1,773	Enterprise Value	BCF Multiple	6.7x
Collateralized loan obligations	503,359	Discount Model	Discount Rate	2.15% - 17.0% [10.91%]
	797		Credit Spread	371 bps
	9,760	Market Comparables	Credit Spread	332 bps
	1,598	Residual Equity	Residual Equity
Redeemable preferred stock	70,009	Market Comparables	Enterprise Value (EV) / EBITDA Multiple Price/Earnings Multiple Price/Revenues Multiple Price/Dividend Multiple	17.7x 11.7x 4.1x 10.5x
Other asset backed	1,194,564	Discount Model	Credit Spread	107 - 633 [402] bps
	28,400		Liquidity Spread	28.7 bps
	4,524		Discount Rate	9.50% - 10.50% [9.67%]
	39,870	Spread Duration	Credit Spread	161 bps
	9,157	Underlying Pricing Model	Market Value of Underlying Investments
	699	Yield Analysis	Yield	4.45%
Total fixed maturity investments	9,170,565

Equity securities - Financial	171	Market Comparables	Discount Rate	4.60%
Total equity securities	171

Reinsurance derivative asset	4,835	See Note (1)
Commission assignment
derivative asset	15,757	Income Approach	Years Discounted	0.08 yrs - 10.01 yrs [1.55 yrs]
			Interpolated Yield	4.48% - 7.12% [5.12%]
			Uncertainty Premium	0.44% - 10.08% [1.57%]
Separate account assets	1,861,800	Revenue Multiples	Projected Revenues	6.0 – 6.5x [6.26x]
		Discounted Cash Flow	Discount Rate	675 – 866 [764] bps
		Land Sale Comparison	Value per Buildable Square Footage	$170.00 - 380.00 [258.80]
		See Note (3)
Total assets	$11,053,128	See Note (2)

85

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	As of December 31, 2018 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,636	Discounted Cash Flow	Own credit spread	1.29%
			Long-term equity market volatility	Market Consistent
			Risk margin	5%
Fixed indexed annuity contracts	1,218,022	Discounted Cash Flow	Own credit spread	1.29%
			Risk margin	0.13% - 0.17%
Total liabilities	$1,227,658

86

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)

	As of December 31, 2017 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$3,787,145	Discount Model	Credit Spread	44 - 769 [241] basis points (bps)
	33,831		Discount Rate	8.00% - 10.50% [8.98%]
	573,207	Spread Duration	Credit Spread	95 - 632 [609] bps
	18,736	Market Comparables	Eligible Free Cash Flow (EFCF) Multiple	6.9x
	4,808		Credit Spread	332 bps
	3,877		Broadcast Cash Flow (BCF) Multiple	16x
	53,889	Trade Price	Recent Trade Price	100
	6,096	Waterfall Model	Cash Flows
Municipal obligations	3,636	Discount Model	Credit Spread	251 bps
Collateralized loan obligations	235,109	Discount Model	Discount Rate	2.00% - 11.50% [5.84%]
	10,384	Market Comparables	Credit Spread	323 bps
	1,256	Residual Equity	Residual Equity
Other asset backed	1,110,527	Discount Model	Credit Spread	126 - 348 [162] bps
	5,358		Discount Rate	8.50% - 9.50% [8.67%]
	40,000	Spread Duration	Credit Spread	95 bps
	44,083	Trade Price	Recent Trade Price	100
Total fixed maturity investments	5,931,942

Equity securities - Financial	39	Market Comparables	EBITDA Multiple	6.2x
Total equity securities	39

Other invested assets - Joint
venture and partnership
investments	215,700	Market Comparables	Market Value of Invested Capital	5.5x - 6.0x
			to Revenue	186 - 750 bps
		Discount Model	Discount Rate
Total other invested assets	215,700

Reinsurance derivative asset	327	See Note (1)
Commission assignment
derivative asset	16,538	Income Approach	Years Discounted	0.08 yrs - 10.01 yrs [2.03 yrs]
			Interpolated Yield	3.27% - 5.43% [3.71%]
			Uncertainty Premium	0.44% - 10.08% [6.78%]
Separate account assets	1,937,900	Revenue Multiples	Projected Revenues	5.5x - 6.0x [5.72x]
		Discounted Cash Flow	Discount Rate	582 - 800 [667] bps
		Land Sale Comparison	Value per Buildable Square Footage	$25.00 - 375.00 [255.33]
		See Note (3)
Total assets	$7,886,746	See Note (2)

87

Security Benefit Life Insurance Company and Subsidiaries

Exhibits and Financial Statement Schedules (continued)
15. Fair Value Measurements (continued)
	As of December 31, 2017 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$13,305	Discounted Cash Flow	Own Credit Spread	0.86%
			Long-Term Equity Market Volatility	Market Consistent
			Risk Margin	5%
Fixed indexed annuity contracts	1,377,274	Discounted Cash Flow	Own Credit Spread	0.86%
			Risk Margin	0.13% - 0.17%
Total liabilities	$1,390,579

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative.
(2)	The tables above exclude certain securities for which the fair value of $1,010.3 million and $1,305.2 million as of December 31, 2018 and 2017, respectively, was based on non-binding broker quotes.
(3)	Separate account investments in partnerships for which the fair value as of December 31, 2018 and 2017 was determined through a third party valuation of the fair value of the underlying investments.
Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Increases or decreases in assumed lapse and mortality rates could cause the fair value of the commission assignment embedded derivative to significantly decrease or increase, respectively.
Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of the GMWB and GMAB reserve and fixed indexed annuity contract embedded derivative. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.
88

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Increases or decreases in risk free rates could cause the fair value of the GMWB and GMAB reserve and fixed indexed annuity contract embedded derivatives to significantly decrease or increase, respectively. Increases or decreases in the Company's credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.
Measurement Alternative for Measuring Equity Investments
The Company accounts for certain equity investments without readily determinable fair values under the measurement alternative. This accounting election was not available prior to January 1, 2018. The carrying value of equity investments accounted for under the measurement alternative was $228.5 million at December 31, 2018. There were no impairments or adjustments to the carrying value for the year ended December 31, 2018.

89

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:
	December 31, 2018
	Successor
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,661,152	$1,669,671	$—	$535,573	$1,134,098
Notes receivable from related parties	3,155,718	3,155,718	—	3,149,718	6,000
Policy loans	81,030	81,129	—	—	81,129
Business-owned life insurance	21,663	21,663	—	—	21,663
Company-owned life insurance	30,030	30,030	—	—	30,030
Supplementary contracts without life
contingencies	(65,758)	(59,827)	—	—	(59,827)
Individual and group annuities	(6,143,216)	(6,002,280)	—	—	(6,002,280)
Debt from consolidated VIEs	(364,510)	(353,071)	—	—	(353,071)
Notes payable related to commission
assignments	(25,268)	(25,268)	—	—	(25,268)
Surplus notes	(119,103)	(121,357)	—	—	(121,357)
Mortgage debt	(13,381)	(14,087)	—	—	(14,087)
Reverse repurchase agreements	(302,898)	(302,898)	—	(302,898)	—
Separate account liabilities	(4,905,380)	(4,905,380)	(3,043,580)	—	(1,861,800)

90

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	December 31, 2017
	Successor
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,929,273	$1,938,355	$—	$—	$1,938,355
Notes receivable from related parties	3,492,861	3,492,861	—	3,189,861	303,000
Policy loans	465,701	465,264	—	—	465,264
Business-owned life insurance	20,594	20,594	—	—	20,594
Company-owned life insurance	31,555	31,555	—	—	31,555
Supplementary contracts without life
contingencies	(57,132)	(53,228)	—	—	(53,228)
Individual and group annuities	(6,523,541)	(6,557,764)	—	—	(6,557,764)
Debt from consolidated VIEs	(645,919)	(655,394)	—	—	(655,394)
Notes payable related to commission
assignments	(46,174)	(46,174)	—	—	(46,174)
Surplus notes	(119,916)	(123,212)	—	—	(123,212)
Note payable - SAILES 2, LLC	(69,695)	(71,143)	—	—	(71,143)
Mortgage debt	(19,641)	(21,202)	—	—	(21,202)
Separate account liabilities	(5,787,669)	(5,787,669)	(3,849,769)	—	(1,937,900)

16. Commitments and Contingencies
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $119.7 million and $24.6 million at December 31, 2018 and 2017, respectively, over the next several years as required by the general partner.
As of December 31, 2018 and 2017, the Company had committed up to $1,431.3 million and $1,264.2 million, respectively, in unfunded bridge loans, unfunded revolvers, and other private investments.

91

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Notes to Consolidated Financial Statements (continued)
16. Commitments and Contingencies (continued)
Expected future minimum rent income related to the SAILES operating lease (see Note 1) to be received as of December 31 is as follows (in thousands):
2019	$16,398
2020	16,398
2021	16,398
2022	16,398
2023	16,398
Thereafter	19,131

The amounts received under the lease is recorded in other revenues in the consolidated statements of operations.
Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, SE2, LLC (SE2), to certain SE2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and SE2.
Other legal and regulatory matters: The Company is party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company's results of operations or financial condition.
92

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Notes to Consolidated Financial Statements (continued)
17. Debt
Line of Credit
At December 31, 2018, the Company has access to a $477.9 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (2.65% at December 31, 2018). The Company had no borrowings under this line of credit at December 31, 2018 and 2017. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2018.
Surplus Notes
The Company has outstanding surplus notes with a carrying value of $119.1 million and $119.9 million at December 31, 2018 and 2017, respectively. The surplus notes consist of $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Commissioner of the Kansas Insurance Department (the Kansas Commissioner) and only out of surplus funds that the Kansas Commissioner determines to be available for such payment under the Kansas Insurance Code.
Notes Payable Related to Commission Assignments
Gennessee Insurance Agency, LLC had a note outstanding of $14.8 million and $22.2 million as of December 31, 2018 and 2017, respectively, which bears interest at a rate of 7.0%, maturing August 15, 2025.
Dunbarre Insurance Agency, LLC had notes outstanding as of December 31, 2018 and 2017 of $10.8 million and $24.0 million, respectively, which bear interest with rates ranging from 7.0% to 12.0%, with maturities ranging from July 15, 2020 to June 16, 2025.

93

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Notes to Consolidated Financial Statements (continued)
17. Debt (continued)
Other Debt
SAILES had a long-term note outstanding with a related party as of December 31, 2017 of $69.6 million, which had an interest rate of 6.0% per annum and maturing on February 28, 2025. The loan amortized quarterly in arrears to the final maturity date. The loan was repaid in May 2018.
Mortgage Debt

The primary mortgage financing for the Company's home office property was arranged through FHLB. Although structured as a sale-leaseback transaction, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company.
The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $318,754. The financing is collateralized by a first mortgage on the premises.
The outstanding mortgage balance at December 31, 2018 and 2017, of $13.4 million and $19.6 million, respectively, is reflected on the consolidated balance sheets in mortgage debt.
Future Principal Payments
At December 31, 2018, future principal payments for the years ending December 31 are as follows (in thousands):
Mortgage Debt
2019	$3,120
2020	3,336
2021	3,568
2022	1,875
2023	—
Thereafter	—
$11,899

94

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
17. Debt (continued)
Interest expense as presented in the consolidated statements of operations consisted of the following for the periods ended:
		February 1,	January 1,
	Year Ended	2017 Through	2017 Through	Year Ended
	December 31,	December 31,	January 31,	December 31,
	2018	2017	2017	2016
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Debt/notes payable:
Surplus note interest	$6,637	$5,934	$659	$10,283
Debt from consolidated VIE interest	72,558	51,081	5,701	36,281
Notes payable related to commission	2,792	3,990	407	6,558
assignments interest
Note payable - SAILES 2, LLC interest	3,901	3,263	425	5,352
Mortgage debt interest	484	1,194	119	1,522
Total debt/notes payable interest	86,372	65,462	7,311	59,996
Repurchase agreement interest	2,003	807	—	3,221
Other interest	10,298	3,956	116	983
Total	$98,673	$70,225	$7,427	$64,200

18. Related-Party Transactions
There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of assets for investment related transactions) that are not otherwise discussed (see Notes 1, 2 and 10).
The Company reported amounts receivable from parent, subsidiaries and related parties of $2.1 million and $2.0 million at December 31, 2018 and 2017. The Company reported amounts payable to parent, subsidiaries and related parties of $18.6 million and $17.3 million at December 31, 2018 and 2017, respectively. Inter-company transactions regularly occur in the normal course of business and are normally settled within 30 days.
The Company occasionally receives loan representation fees, origination fees, and commitment fees for performing activities related to the creation of a new loan. These fees are deferred and amortized into income over the life of the loan. The Company received $0.0 million and $1.9 million for the years ended December 31, 2018 and 2017, respectively, in such fees from related parties. The
95

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
Company recognized income for these fees of $2.2 million, $0.2 million, $0.1 million, and $0.8 million for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively, which is included in other revenues in the consolidated statements of operations.
The Company paid $25.8 million and $24.1 million for the years ended December 31, 2018 and 2017, respectively, for loan origination costs with related parties. These loan origination costs are deferred and amortized over the life of the loan. The Company recognized amortization expense of $2.9 million, $0.7 million, $0.2 million, and $2.1 million for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively, which is included in commissions and other operating expenses in the consolidated statements of operations.
As of December 31, 2018 and 2017, the Company had the following investments in related parties with interest rates ranging from 2.4% to 7.9% and maturity dates ranging from February 2019 through April 2024. These investments are included in notes receivable from related parties on the consolidated balance sheets and are typically fully collateralized by assets of the debtor:
96

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Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
	2018	2017
	Successor	Successor
	(In Thousands)

Banner Creek Bridge, LLC	$387,000	$—
Canon Portfolio Trust, LLC	—	52,000
CBAM Funding 2016-1, LLC	—	20,000
Holliday Park, LLC	361,401	—
LAISAH, LLC	421,353	—
McLean Funding, LLC	—	65,000
Note Funding 1892, LLC	212,000	291,000
Note Funding 1892-2, LLC	270,000	375,000
Oneida Portfolio Trust, LLC	—	250,000
Ozawkie, LLC	—	365,000
Padfield AH, LLC	—	262,000
SCF Realty Funding, LLC	—	230,000
Shamrock Valley, LLC	520,013	—
Stonebriar Commercial Finance, LLC	—	513,000
Triple8, LLC	438,000	—
Tumbleweed Funding, LLC	—	365,000
Other	545,951	704,861
	$3,155,718	$3,492,861

97

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
As of December 31, 2018 and 2017, the Company had the following individually material investments in other related parties. These investments are included in mortgage loans and fixed maturity investments available for sale on the consolidated balance sheets:
	2018	2017
	Successor	Successor
	(In Thousands)

American Media & Entertainment	$215,000	$215,000
American Media Productions, LLC	351,636	383,224
Cain International, LLC	595,260	548,139
Canon Portfolio Trust, LLC	216,330	—
Cardamom RE HQ, LLC	—	185,794
CBAM 2017-1, LTD	250,003	265,018
CBAM 2017-2, LTD	352,890	375,801
CBAM 2017-3, LTD	286,061	301,875
CBAM 2017-4, LTD	266,619	283,937
CBAM 2018-5, LTD	235,656	—
CBAM 2018-6, LTD	248,369	—
CBAM 2018-7, LTD	204,490	—
CBAM CLO Management, LLC	264,357	226,615
Efland Funding, LLC	130,365	177,328
Eldridge Equipment Finance, LLC	210,516	—
Four Six Four Aircraft Issuer	372,438	406,660
Guggenheim Private Debt Funding	239,726	235,109
5180-2 CLO, LP	—	331,976
Maranon Loan Funding, LTD	—	131,350
Mayfair Portfolio Trust, LLC	—	175,000
Oasis BH, LLC	235,000	—
One Sky Flight, LLC	206,103	—
Oneida Portfolio Trust, LLC	204,860	—
Original Narrative Library, LLC	248,000	—
SCF Realty Capital Master Trust	366,721	371,786
Steamboat Portfolio Trust, LLC	215,544	181,000
Stonebriar Holdings, LLC	124,913	528,290
Three L Finance Holdings, LLC	211,504	—
Wanamaker Portfolio Trust, LLC	682,546	218,691
Wind River CLO, LTD	—	303,984
Other	3,272,209	2,466,909

98

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
The Company has contracted with Guggenheim Partners Investment Management, LLC to perform investment advisory services. The Company incurred fees of $3.4 million, $0.7 million, $0.1 million, and $13.0 million associated with the services performed for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively. These fees are included in commissions and other operating expense in the consolidated statements of operations.
Pursuant to an agreement effective January 1, 2017, the Company paid $93.9 million, $79.3 million, and $5.3 million for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, and January 1, 2017 through January 31, 2017, respectively, to Eldridge Business Services, LLC for providing investment services and business development services related to investment strategy, asset origination, developing new and differentiated products, enhancing existing or developing new marketing and distribution strategies, and assisting in capital planning and rating agency support.
The Company entered into commission assignment agreements with Searcy Insurance Agency, LLC, South Blacktree Agency, LLC, and Saganaw Insurance Agency, LLC, related companies, making payments of $115.8 million, $109.0 million, $10.0 million, and $121.4 million for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively.
The Company received payments under administrative service agreements of $10.4 million, $10.1 million, $0.9 million, and $10.2 million from related party sponsored mutual funds, for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively. These fees are included in asset based fees in the consolidated statements of operations.
The Company received $18.5 million, $17.0 million, $1.5 million, and $16.0 million for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues in the consolidated statements of operations.
99

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
The Company paid fees of $161.8 million, $143.4 million, $17.0 million, and $214.9 million for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses in the consolidated statements of operations.
During 2018, the Company sold two commercial mortgage loans with proceeds of $516.7 million and entered into short-term intercompany promissory notes with Shamrock Valley, LLC (Shamrock), a related party. The short-term notes outstanding as of December 31, 2018 had a balance of $520.0 million. The notes had similar terms with interest rates ranging from 5.75% to 7.75% and maturities from July 23, 2019 to December 22, 2019. The Company recorded interest on the Shamrock notes of $0.6 million in 2018.
The Company received $300.0 million and $650.0 million in capital contributions from SBLH during 2018 and 2017, respectively. The Company paid $30.0 million and $20.0 million in dividends to SBLH during 2018 and 2017, respectively.
19. Statutory Financial Information and Regulatory Net Capital Requirements
The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department (the Department) and the Vermont Department of Financial Regulation, as applicable. Kansas and Vermont have adopted the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual of statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Kansas Commissioner and the Vermont Commissioner have the right to prescribe or permit other specific practices that may deviate from NAIC SAP. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.
Since 2012, the Kansas Commissioner has granted approval of a permitted accounting practice for eligible derivative assets that differ from NAIC SAP which allows the Company, to the extent the hedging program is and continues to be economically effective, to report the eligible derivative assets at amortized cost. Eligible derivative assets consist of call and put options used to hedge the fixed indexed annuity index credits. In addition, under NAIC SAP, the corresponding reserve liabilities that are hedged by the call and put options are calculated under Actuarial Guideline (AG)

100

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
35, whereas the permitted practice allows the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. This permitted practice will expire on September 30, 2019, unless extended by the Kansas Commissioner.
The consolidated impact of these permitted practices on statutory surplus, including the impact of income taxes, was to increase statutory surplus by $129.4 million and decrease statutory surplus by $86.9 million as of December 31, 2018 and 2017, respectively. The consolidated impact of these permitted practices on statutory net income, including the impact of income taxes, was to decrease statutory net income by $206.4 million and to increase statutory net income by $177.0 million for the years ended December 31, 2018 and 2017, respectively.
Starting in 2018, the Vermont Commissioner granted approval of a permitted accounting practice to admit the stop loss receivable attributable to the stop loss agreement. The permitted practice remains effective for so long as the stop loss agreement remains in effect.
The consolidated impact of this permitted practice on statutory surplus, including the impact of income taxes, was to increase statutory surplus by $193.6 million as of December 31, 2018. The permitted practice did not have an impact on statutory net income for the year ended December 31, 2018.
The Company offers riders on its fixed indexed annuities which provide for future withdrawal and death benefits. In accordance with the NAIC's Accounting Practices and Procedures Manual, the rider would normally be reserved for under the revised AG 33. In 2012, the Company requested and received approval to use an alternative methodology under the Practical Considerations section of AG 33 from the Department. The reserve held at December 31, 2018 for fixed indexed annuities with riders issued prior to February 1, 2015 was based on AG 43, the approved alternative method for these contracts. AG 43 is a principles-based reserving methodology which requires ongoing review of and updates to the assumptions. The Company closely monitors developing experience on this type of business as well as any new emerging industry information. The Company adjusts its AG 43 assumptions when it determines it is reasonable and appropriate and reports the results of its experience analysis to the Department. During the fourth quarter 2014 review of the Company's AG 43 statutory reserving assumptions and methodology with respect to fixed indexed annuities with riders, management determined that certain lapse, income utilization and investment assumptions
101

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
19. Statutory Financial Information and Regulatory Net Capital (continued)
should be strengthened over time. The Company recorded a portion of the reserve increase in 2014 and the Company and the Kansas Commissioner agreed to phase-in the remaining reserve increase related to strengthening these assumptions over a five year period from 2015 to 2019. However, in 2016, the Company recorded the remainder of the reserve strengthening scheduled for 2017 to 2019. For fixed indexed annuities with riders issued on or after February 1, 2015, the AG 33 reserving methodology has been utilized.
Statutory capital and surplus of the Company, including surplus notes (see Note 17), was $2,398.1 million and $1,900.6 million at December 31, 2018 and 2017, respectively. Statutory net income (loss) of the Company was $272.2 million, $181.0 million, and ($81.0) million for the years ended December 31, 2018, 2017 and 2016, respectively.
Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by state law. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company's capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company's adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.
The Company may not, without notice to the Kansas Commissioner and (A) the expiration of 30 days without disapproval by the Kansas Commissioner or (B) the Kansas Commissioner's earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus.
SD is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SD computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital (greater of $25,000 or 6 2/3% of aggregated indebtedness) and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

102

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Notes to Consolidated Financial Statements (continued)
19. Statutory Financial Information and Regulatory Net Capital (continued)
At December 31, 2018, SD had net capital of $25.5 million, which was $23.0 million in excess of its required net capital of $2.5 million. SD claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SD's ratio of aggregate indebtedness to net capital was 144.84 to 1 at December 31, 2018.

20. Subsequent Events
Subsequent events have been evaluated through April 18, 2019, which is the date the financial statements were issued.
103

Exhibits and Financial Statement Schedules

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
Year ended December 31, 2018, Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Year Ended December 31, 2016

Contents

Report of Independent Auditors on Schedules	97

Exhibits and Financial Statement Schedules

Schedule I - Summary of Investments Other Than Investments in Related Parties as of December 31, 2018	98

Schedule III - Supplementary Insurance Information for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016	99

Schedule IV - Reinsurance for the year ended December 31, 2018, the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the year ended December 31, 2016	100

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company
We have audited the consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) as of December 31, 2018 and 2017, and for the year ended December 31, 208, the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, and the year ended December 31, 2016, and have issued our report thereon dated April 12, 2019 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the consolidated financial statements.

April 18, 2019

A member firm of Ernst & Young Global Limited

Security Benefit Life Insurance Company and Subsidiaries

Schedule I - Summary of Investments
Other Than Investments in Related Parties

As of December 31, 2018

	December 31, 2018
	Successor
	Cost adjusted for related party	Value adjusted for related party	Amount at which shown in the balance sheet adjusted for related party
Securities available-for-sale:	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$178,309	$176,246	$176,246
Obligations of government-sponsored
enterprises	305,534	300,583	300,583
Corporate	3,573,892	3,524,299	3,524,299
Foreign governments	136	135	135
Municipal obligations	112,487	115,794	115,794
Commercial mortgage-backed	333,020	327,864	327,864
Residential mortgage-backed	25,161	25,337	25,337
Collateralized debt obligations	5,579	8,420	8,420
Collateralized loan obligations	5,152,637	4,958,027	4,958,027
Redeemable preferred stock	75,761	70,989	70,989
Other asset backed	1,965,889	1,959,215	1,959,215
Total fixed maturities	$11,728,405	$11,466,909	$11,466,909

Equity securities:
Financial	$24	$171	$171
Consumer	—	—	—
Government	—	—	—
Total equity securities	$24	$171	$171

Securities Fair Value Option:
Fixed maturities	$100,884	$97,826	$97,826

Mortgage loans	1,216,058	1,213,803	1,208,770
Cash and cash equivalents	749,959	749,959	749,959
Short-term investments	335,973	335,924	335,924
Call options	457,242	340,472	340,472
Other invested assets	108,318	154,566	154,566
	$14,696,863	$14,359,630	$14,354,597

See accompanying Report of Independent Auditors
98

Security Benefit Life Insurance Company and Subsidiaries

Schedule III - Supplementary Insurance Information

Year ended December 31, 2018, Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Year Ended December 31, 2016

	Deferred policy acquisition cost	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(In Thousands)
Successor
Year Ended December 31, 2018:
Life insurance	$421,027	$26,799,922	$—	$1,525,371
February 1, 2017 Through
December 31, 2017:
Life insurance	182,434	27,014,937	—	1,327,249
Predecessor
January 1, 2017 Through
January 31, 2017:
Life insurance	1,143,310	25,244,928	—	1,016,442
Year Ended December 31, 2016:
Life insurance	1,151,091	25,039,408	—	1,000,468

	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(In Thousands)
Successor
Year Ended December 31, 2018:
Life insurance	$215,919	$1,607,102	$660,850	$67,928	$389,311
February 1, 2017 Through
December 31, 2017:
Life insurance	178,877	1,201,721	981,427	86,714	327,081
Predecessor
January 1, 2017 Through
January 31, 2017:
Life insurance	15,465	97,037	73,027	16,611	27,743
Year Ended December 31, 2016:
Life insurance	170,593	1,092,029	709,532	125,722	294,210

See accompanying Report of Independent Auditors

99

Security Benefit Life Insurance Company and Subsidiaries

Schedule IV - Reinsurance

Year ended December 31, 2018, Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Year Ended December 31, 2016

	December 31, 2018
	Successor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,199,250	$2,194,529	$64,078	$68,799	93%
Premiums:
Life insurance	23,429	23,430	3,462	3,461	100
Annuity	2,007,314	27,642	10,443	1,990,115	1
Accident and Health Insurance	—	—	1	1	100
Total premiums	$2,030,743	$51,072	$13,905	$1,993,576	1%

	February 1, 2017 Through December 31, 2017
	Successor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,319,342	$2,314,152	$72,770	$77,960	93%
Premiums:
Life insurance	18,539	18,539	3,380	3,380	100
Annuity	2,720,574	41,520	11,163	2,690,217	0
Total premiums	$2,739,113	$60,059	$14,543	$2,693,597	1%

	January 1, 2017 Through January 31, 2017
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,434,019	$2,428,695	$68,272	$73,596	93%
Premiums:
Life insurance	1,905	1,905	329	329	100
Annuity	262,612	3,233	1,045	260,424	0
Total premiums	$264,517	$5,138	$1,374	$260,753	1%

See accompanying Report of Independent Auditors

100

Security Benefit Life Insurance Company and Subsidiaries

Schedule IV - Reinsurance

Year ended December 31, 2018, Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Year Ended December 31, 2016

	December 31, 2016
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,434,141	$2,428,899	$65,834	$71,076	93%
Premiums:
Life insurance	23,307	23,308	3,968	3,967	100
Annuity	3,710,341	59,838	13,629	3,664,132
Accident and health insurance	—	—	1	1	0
Total premiums	$3,733,648	$83,146	$17,598	$3,668,100	1%

See accompanying Report of Independent Auditors

101

Financial Statements

Variable Annuity Account XIV
Year Ended December 31, 2018
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV

Financial Statements

Year Ended December 31, 2018

Contents
Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	16
Statements of Operations and Change in Net Assets	27
Notes to Financial Statements	170
1. Organization and Significant Accounting Policies	170
2. Variable Annuity Contract Charges	202
3. Summary of Unit Transactions	207
4. Financial Highlights	223
5. Subsequent Events	310

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variable Annuity Account XIV

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account XIV (the Separate Account), as of December 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Account's auditor since 2000.

Kansas City, MO
April 26, 2019

Appendix

Subaccounts comprising Variable Annuity Account XIV

Subaccounts	Statements of operations and changes in net assets
7Twelve Balanced Portfolio	For each of the two years in the period ended December 31, 2018
7Twelve Balanced Portfolio	For each of the two years in the period ended December 31, 2018
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2018
AB VPS Global Thematic Growth	For each of the two years in the period ended December 31, 2018
AB VPS Growth and Income	For each of the two years in the period ended December 31, 2018
AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2018
Alger Capital Appreciation	For each of the two years in the period ended December 31, 2018
Alger Large Cap Growth	For each of the two years in the period ended December 31, 2018
ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2018
American Century Diversified Bond	For each of the two years in the period ended December 31, 2018
American Century Equity Income	For each of the two years in the period ended December 31, 2018
American Century Heritage	For each of the two years in the period ended December 31, 2018
American Century International Bond	For each of the two years in the period ended December 31, 2018
American Century International Growth	For each of the two years in the period ended December 31, 2018
American Century Select	For each of the two years in the period ended December 31, 2018
American Century Strategic Allocation: Aggressive	For each of the two years in the period ended December 31, 2018
American Century Strategic Allocation: Conservative	For each of the two years in the period ended December 31, 2018
American Century Strategic Allocation: Moderate	For each of the two years in the period ended December 31, 2018
American Century Ultra	For each of the two years in the period ended December 31, 2018
American Century VP Income & Growth	For each of the two years in the period ended December 31, 2018
American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2018
American Century VP International	For each of the two years in the period ended December 31, 2018
American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2018
American Century VP Ultra	For each of the two years in the period ended December 31, 2018
American Century VP Value	For each of the two years in the period ended December 31, 2018
American Funds IS Asset Allocation	For each of the two years in the period ended December 31, 2018
American Funds IS Blue Chip Income and Growth	For each of the two years in the period ended December 31, 2018
American Funds IS Global Bond	For each of the two years in the period ended December 31, 2018
American Funds IS Global Growth	For each of the two years in the period ended December 31, 2018
American Funds IS Global Growth and Income	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
American Funds IS Global Small Capitalization	For each of the two years in the period ended December 31, 2018
American Funds IS Growth	For each of the two years in the period ended December 31, 2018
American Funds IS Growth-Income	For each of the two years in the period ended December 31, 2018
American Funds IS International	For each of the two years in the period ended December 31, 2018
American Funds IS International Growth and Income	For each of the two years in the period ended December 31, 2018
American Funds IS Mortgage	For each of the two years in the period ended December 31, 2018
American Funds IS New World	For each of the two years in the period ended December 31, 2018
American Funds IS U.S. Government/AAA-Rated Securities	For each of the two years in the period ended December 31, 2018
AMG Managers Fairpointe Mid Cap	For each of the two years in the period ended December 31, 2018
Ariel	For each of the two years in the period ended December 31, 2018
Baron Asset	For each of the two years in the period ended December 31, 2018
BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Advantage Small Cap Growth	For each of the two years in the period ended December 31, 2018
BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Equity Dividend	For each of the two years in the period ended December 31, 2018
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Global Allocation	For each of the two years in the period ended December 31, 2018
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Global Opportunities V.I.	For the period from January 1, 2018 through June 29, 2018 (liquidation) and the year ended December 31, 2017
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2018
BlackRock International Dividend	For each of the two years in the period ended December 31, 2018
BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2018
Calamos Growth	For each of the two years in the period ended December 31, 2018
Calamos Growth and Income	For each of the two years in the period ended December 31, 2018
Calamos High Income Opportunities	For each of the two years in the period ended December 31, 2018
ClearBridge Small Cap Growth	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2018
Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2018
Dreyfus Appreciation	For each of the two years in the period ended December 31, 2018
Dreyfus IP MidCap Stock	For each of the two years in the period ended December 31, 2018
Dreyfus IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2018
Dreyfus IP Technology Growth	For each of the two years in the period ended December 31, 2018
Dreyfus Opportunistic Midcap Value	For each of the two years in the period ended December 31, 2018
Dreyfus Stock Index	For each of the two years in the period ended December 31, 2018
Dreyfus Strategic Value	For each of the two years in the period ended December 31, 2018
Dreyfus VIF Appreciation	For each of the two years in the period ended December 31, 2018
Dreyfus VIF International Value	For each of the two years in the period ended December 31, 2018
DWS Capital Growth VIP	For each of the two years in the period ended December 31, 2018
DWS Core Equity VIP	For each of the two years in the period ended December 31, 2018
DWS CROCI® U.S. VIP	For each of the two years in the period ended December 31, 2018
DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2018
DWS Government & Agency Securities VIP	For each of the two years in the period ended December 31, 2018
DWS High Income VIP	For each of the two years in the period ended December 31, 2018
DWS International Growth	For each of the two years in the period ended December 31, 2018
DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2018
Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2018
Federated Bond	For each of the two years in the period ended December 31, 2018
Federated Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2018
Federated High Income Bond II	For each of the two years in the period ended December 31, 2018
Fidelity Advisor Dividend Growth	For each of the two years in the period ended December 31, 2018
Fidelity Advisor International Capital Appreciation	For each of the two years in the period ended December 31, 2018
Fidelity Advisor Leveraged Company Stock	For each of the two years in the period ended December 31, 2018
Fidelity Advisor New Insights	For each of the two years in the period ended December 31, 2018
Fidelity Advisor Real Estate	For each of the two years in the period ended December 31, 2018
Fidelity Advisor Stock Selector Mid Cap	For each of the two years in the period ended December 31, 2018
Fidelity Advisor Value Strategies	For each of the two years in the period ended December 31, 2018
Fidelity VIP Balanced	For each of the two years in the period ended December 31, 2018
Fidelity VIP Contrafund	For each of the two years in the period ended December 31, 2018
Fidelity VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2018
Fidelity VIP Emerging Markets	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Fidelity VIP Equity-Income	For each of the two years in the period ended December 31, 2018
Fidelity VIP Growth & Income	For each of the two years in the period ended December 31, 2018
Fidelity VIP Growth Opportunities	For each of the two years in the period ended December 31, 2018
Fidelity VIP High Income	For each of the two years in the period ended December 31, 2018
Fidelity VIP Index 500	For each of the two years in the period ended December 31, 2018
Fidelity VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2018
Fidelity VIP Mid Cap	For each of the two years in the period ended December 31, 2018
Fidelity VIP Overseas	For each of the two years in the period ended December 31, 2018
Fidelity VIP Real Estate	For each of the two years in the period ended December 31, 2018
Fidelity VIP Strategic Income	For each of the two years in the period ended December 31, 2018
FormulaFolios US Equity Portfolio	For each of the two years in the period ended December 31, 2018
Franklin Flex Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Founding Funds Allocation VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2018
Goldman Sachs Emerging Markets Equity	For each of the two years in the period ended December 31, 2018
Goldman Sachs Government Income	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Growth Opportunities	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT High Quality Floating Rate	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2018
Guggenheim Alpha Opportunity	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Guggenheim Floating Rate Strategies	For each of the two years in the period ended December 31, 2018
Guggenheim High Yield	For each of the two years in the period ended December 31, 2018
Guggenheim Large Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim Long Short Equity	For each of the two years in the period ended December 31, 2018
Guggenheim Macro Opportunities	For each of the two years in the period ended December 31, 2018
Guggenheim Managed Futures Strategy	For each of the two years in the period ended December 31, 2018
Guggenheim Mid Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2018
Guggenheim Small Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim StylePlus Large Core	For each of the two years in the period ended December 31, 2018
Guggenheim StylePlus Mid Growth	For each of the two years in the period ended December 31, 2018
Guggenheim Total Return Bond	For each of the two years in the period ended December 31, 2018
Guggenheim US Investment Grade Bond	For each of the two years in the period ended December 31, 2018
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2018
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Mid Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2018
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2018
Guggenheim World Equity Income	For each of the two years in the period ended December 31, 2018
Invesco American Franchise	For each of the two years in the period ended December 31, 2018
Invesco Comstock	For each of the two years in the period ended December 31, 2018
Invesco Energy	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Invesco Equity and Income	For each of the two years in the period ended December 31, 2018
Invesco Gold & Precious Metals	For each of the two years in the period ended December 31, 2018
Invesco Mid Cap Core Equity	For each of the two years in the period ended December 31, 2018
Invesco Mid Cap Growth	For each of the two years in the period ended December 31, 2018
Invesco Small Cap Growth	For each of the two years in the period ended December 31, 2018
Invesco Technology	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2018
Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2018
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2018
Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2018
Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2018
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2018
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2018
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2018
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2018
Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2018
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2018
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2018
Invesco V.I. High Yield	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2018
Invesco V.I. Managed Volatility	For each of the two years in the period ended December 31, 2018
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2018
Invesco V.I. Mid Cap Growth	For each of the two years in the period ended December 31, 2018
Invesco V.I. S&P 500 Index	For each of the two years in the period ended December 31, 2018
Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2018
Invesco V.I. Value Opportunities	For each of the two years in the period ended December 31, 2018
Invesco Value Opportunities	For each of the two years in the period ended December 31, 2018
Ivy Asset Strategy	For each of the two years in the period ended December 31, 2018
Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2018
Ivy VIP Balanced	For each of the two years in the period ended December 31, 2018
Ivy VIP Core Equity	For each of the two years in the period ended December 31, 2018
Ivy VIP Energy	For each of the two years in the period ended December 31, 2018
Ivy VIP Global Bond	For each of the two years in the period ended December 31, 2018
Ivy VIP Global Equity Income	For each of the two years in the period ended December 31, 2018
Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2018
Ivy VIP Growth	For each of the two years in the period ended December 31, 2018
Ivy VIP High Income	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2018
Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2018
Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2018
Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2018
Ivy VIP Science and Technology	For each of the two years in the period ended December 31, 2018
Ivy VIP Securian Real Estate Securities	For each of the two years in the period ended December 31, 2018
Ivy VIP Small Cap Core	For each of the two years in the period ended December 31, 2018
Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2018
Ivy VIP Value	For each of the two years in the period ended December 31, 2018
Janus Henderson Mid Cap Value	For each of the two years in the period ended December 31, 2018
Janus Henderson Overseas	For each of the two years in the period ended December 31, 2018
Janus Henderson U.S. Managed Volatility	For the year ended December 31, 2018 and the period from June 23, 2017 (commencement of operations) through December 31, 2017
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust US Equity Portfolio	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Calibrated Dividend Growth VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Classic Stock VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fundamental Equity VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2018
MFS VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2018
MFS VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2018
MFS VIT High Yield	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
MFS VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2018
MFS VIT II Research International	For each of the two years in the period ended December 31, 2018
MFS VIT International Value	For each of the two years in the period ended December 31, 2018
MFS VIT Investors Trust	For each of the two years in the period ended December 31, 2018
MFS VIT New Discovery	For each of the two years in the period ended December 31, 2018
MFS VIT Research	For each of the two years in the period ended December 31, 2018
MFS VIT Total Return	For each of the two years in the period ended December 31, 2018
MFS VIT Total Return Bond	For each of the two years in the period ended December 31, 2018
MFS VIT Utilities	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2018
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Guardian	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Large Cap Value	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2018
Neuberger Berman Core Bond	For each of the two years in the period ended December 31, 2018
Neuberger Berman Large Cap Value	For each of the two years in the period ended December 31, 2018
Neuberger Berman Sustainable Equity	For each of the two years in the period ended December 31, 2018
Northern Global Tactical Asset Allocation	For each of the two years in the period ended December 31, 2018
Northern Large Cap Core	For each of the two years in the period ended December 31, 2018
Northern Large Cap Value	For each of the two years in the period ended December 31, 2018
Oak Ridge Small Cap Growth	For each of the two years in the period ended December 31, 2018
Oppenheimer Developing Markets	For each of the two years in the period ended December 31, 2018
Oppenheimer Discovery	For each of the two years in the period ended December 31, 2018
Oppenheimer Global	For each of the two years in the period ended December 31, 2018
Oppenheimer Global Fund/VA	For each of the two years in the period ended December 31, 2018
Oppenheimer Global Strategic Income Fund/VA	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Oppenheimer International Growth Fund/VA	For each of the two years in the period ended December 31, 2018
Oppenheimer Main Street Small Cap Fund/VA	For each of the two years in the period ended December 31, 2018
Oppenheimer Total Return Bond Fund/VA	For each of the two years in the period ended December 31, 2018
PGIM Jennison 20/20 Focus	For each of the two years in the period ended December 31, 2018
PGIM Jennison Mid-Cap Growth	For each of the two years in the period ended December 31, 2018
PGIM Jennison Natural Resources	For each of the two years in the period ended December 31, 2018
PGIM Jennison Small Company	For each of the two years in the period ended December 31, 2018
PGIM QMA Small-Cap Value	For each of the two years in the period ended December 31, 2018
PIMCO All Asset	For each of the two years in the period ended December 31, 2018
PIMCO CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2018
PIMCO Emerging Markets Bond	For each of the two years in the period ended December 31, 2018
PIMCO High Yield	For each of the two years in the period ended December 31, 2018
PIMCO International Bond (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2018
PIMCO Low Duration	For each of the two years in the period ended December 31, 2018
PIMCO Real Return	For each of the two years in the period ended December 31, 2018
PIMCO StocksPLUS Small Fund	For each of the two years in the period ended December 31, 2018
PIMCO Total Return	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2018
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2018
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2018
PIMCO VIT Global Multi-Asset Managed Allocation	For each of the two years in the period ended December 31, 2018
PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2018
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2018
PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2018
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2018
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2018
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2018
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2018
PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2018
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2018
Pioneer Bond VCT	For each of the two years in the period ended December 31, 2018
Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2018
Pioneer High Yield VCT	For each of the two years in the period ended December 31, 2018
Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2018
Pioneer Strategic Income	For each of the two years in the period ended December 31, 2018
Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2018
Power Income VIT	For each of the two years in the period ended December 31, 2018
Probabilities Fund	For each of the two years in the period ended December 31, 2018
Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2018
Putnam VT Equity Income	For each of the two years in the period ended December 31, 2018
Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2018
Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2018
Putnam VT High Yield	For each of the two years in the period ended December 31, 2018
Putnam VT Income	For each of the two years in the period ended December 31, 2018
Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2018
Putnam VT Multi-Cap Core	For each of the two years in the period ended December 31, 2018
Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2018
Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2018
Rational Dynamic Momentum VA	For the period from January 1, 2018 through June 29, 2018 (liquidation date), and the period from August 18, 2017 (commencement of operations) through December 31, 2017
Redwood Managed Volatility	For each of the two years in the period ended December 31, 2018
Royce Micro-Cap	For each of the two years in the period ended December 31, 2018
Royce Opportunity	For each of the two years in the period ended December 31, 2018
Royce Small-Cap Value	For each of the two years in the period ended December 31, 2018
Rydex VIF Banking	For each of the two years in the period ended December 31, 2018
Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2018
Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2018
Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2018
Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Electronics	For each of the two years in the period ended December 31, 2018
Rydex VIF Energy	For each of the two years in the period ended December 31, 2018
Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2018
Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2018
Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Health Care	For each of the two years in the period ended December 31, 2018
Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Internet	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse NASDAQ-100 Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse Russell 2000 Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Leisure	For each of the two years in the period ended December 31, 2018
Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF NASDAQ-100	For each of the two years in the period ended December 31, 2018
Rydex VIF NASDAQ-100 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Nova	For each of the two years in the period ended December 31, 2018
Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2018
Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2018
Rydex VIF Retailing	For each of the two years in the period ended December 31, 2018
Rydex VIF Russell 2000 1.5x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Russell 2000 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2018
Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Technology	For each of the two years in the period ended December 31, 2018
Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2018
Rydex VIF Transportation	For each of the two years in the period ended December 31, 2018
Rydex VIF U.S. Government Money Market	For each of the two years in the period ended December 31, 2018
Rydex VIF Utilities	For each of the two years in the period ended December 31, 2018
Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
SEI VP Balanced Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Conservative Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Defensive Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Market Growth Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Market Plus Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Moderate Strategy	For each of the two years in the period ended December 31, 2018
T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2018
T. Rowe Price Capital Appreciation	For each of the two years in the period ended December 31, 2018
T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2018
T. Rowe Price Growth Stock	For each of the two years in the period ended December 31, 2018
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2018
T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2010	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2015	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2020	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2025	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2030	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2035	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2040	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2045	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2050	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement 2055	For each of the two years in the period ended December 31, 2018
T. Rowe Price Retirement Balanced	For each of the two years in the period ended December 31, 2018
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2018
Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2018
Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2018
Third Avenue Value	For each of the two years in the period ended December 31, 2018
TOPS Aggressive Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Balanced ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Conservative ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017

Subaccounts	Statements of operations and changes in net assets
TOPS Managed Risk Balanced ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Managed Risk Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Managed Risk Moderate Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Moderate Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2018
VanEck VIP Global Gold - Class S	For each of the two years in the period ended December 31, 2018
Vanguard VIF Balanced	For each of the two years in the period ended December 31, 2018
Vanguard VIF Capital Growth	For each of the two years in the period ended December 31, 2018
Vanguard VIF Conservative Allocation	For each of the two years in the period ended December 31, 2018
Vanguard VIF Diversified Value	For each of the two years in the period ended December 31, 2018
Vanguard VIF Equity Income	For each of the two years in the period ended December 31, 2018
Vanguard VIF Equity Index	For each of the two years in the period ended December 31, 2018
Vanguard VIF Growth	For each of the two years in the period ended December 31, 2018
Vanguard VIF High Yield Bond	For each of the two years in the period ended December 31, 2018
Vanguard VIF International	For each of the two years in the period ended December 31, 2018
Vanguard VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2018
Vanguard VIF Moderate Allocation	For each of the two years in the period ended December 31, 2018
Vanguard VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2018
Vanguard VIF Small Company Growth	For each of the two years in the period ended December 31, 2018
Vanguard VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2018
Vanguard VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2018
Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2018
Victory RS Partners	For each of the two years in the period ended December 31, 2018
Victory RS Science and Technology	For each of the two years in the period ended December 31, 2018
Victory RS Value	For each of the two years in the period ended December 31, 2018
Virtus Ceredex Mid Cap Value Equity	For each of the two years in the period ended December 31, 2018
Virtus Duff & Phelps International Series	For each of the two years in the period ended December 31, 2018
Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2018
Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2018
Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Virtus Rampart Equity Trend Series	For the period from January 1, 2018 through June 28, 2018 (liquidation) and the year ended December 31, 2017
Virtus Strategic Allocation Series	For each of the two years in the period ended December 31, 2018
Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2018
VY Clarion Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2018
VY Clarion Real Estate Portfolio	For each of the two years in the period ended December 31, 2018
Wells Fargo Growth	For each of the two years in the period ended December 31, 2018
Wells Fargo International Equity VT	For each of the two years in the period ended December 31, 2018
Wells Fargo Large Cap Core	For each of the two years in the period ended December 31, 2018
Wells Fargo Omega Growth VT	For each of the two years in the period ended December 31, 2018
Wells Fargo Opportunity	For each of the two years in the period ended December 31, 2018
Wells Fargo Opportunity VT	For each of the two years in the period ended December 31, 2018
Wells Fargo Small Cap Value	For each of the two years in the period ended December 31, 2018
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2018

Variable Annuity Account XIV
Statements of Net Assets
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

7Twelve Balanced Portfolio 3	54,825	$656,255	$614,041	$-	$614,041	70,324	$8.29	$8.84
AB VPS Dynamic Asset Allocation	62,483	770,707	738,547	-	738,547	79,495	9.00	9.53
AB VPS Growth and Income	49	1,488	1,332	-	1,332	87	11.93	15.46
AB VPS Small/Mid Cap Value	88,683	1,775,288	1,485,443	-	1,485,443	143,468	10.09	14.16
Alger Capital Appreciation	6,288	462,012	405,166	-	405,166	27,480	14.26	17.92
Alger Large Cap Growth	944	61,881	46,795	-	46,795	3,524	13.28	15.49
ALPS/Alerian Energy Infrastructure	41,961	408,687	317,643	-	317,643	47,348	6.62	7.11
American Century Diversified Bond	35,120	378,168	363,138	-	363,138	43,022	8.45	8.45
American Century Equity Income	1,117,925	9,497,558	8,831,607	-	8,831,607	505,041	13.92	17.85
American Century Heritage	132,689	2,630,068	2,044,737	-	2,044,737	119,325	17.11	23.87
American Century International Bond	308	3,951	3,809	-	3,809	543	7.02	7.02
American Century International Growth	508,014	5,957,510	5,115,702	-	5,115,702	579,057	8.52	12.65
American Century Select	38,667	1,998,347	2,344,021	-	2,344,021	199,124	11.66	17.02
American Century Strategic Allocation: Aggressive	156,393	1,204,253	1,072,855	-	1,072,855	94,685	10.86	11.33
American Century Strategic Allocation: Conservative	169,099	946,780	867,479	-	867,479	86,572	9.61	10.03
American Century Strategic Allocation: Moderate	819,711	5,364,943	4,721,533	-	4,721,533	436,625	10.37	10.82
American Century Ultra	13,434	514,198	517,490	-	517,490	28,037	18.48	18.48
American Century VP Income & Growth	61,829	600,712	557,694	-	557,694	36,678	11.60	15.55
American Century VP Inflation Protection	20,624	207,753	198,811	-	198,811	25,129	7.86	8.14
American Century VP International	9,438	99,392	89,944	-	89,944	9,540	8.70	9.58
American Century VP Mid Cap Value (d)	308,595	5,556,552	5,653,463	-	5,653,463	411,278	11.48	15.04
American Century VP Ultra	833,203	13,273,555	14,231,107	-	14,231,107	714,424	18.20	20.01
American Century VP Value	3,431,721	30,971,056	34,385,840	-	34,385,840	1,907,587	10.84	18.15
American Funds IS Asset Allocation	571,037	12,856,755	11,986,057	-	11,986,057	1,123,526	10.30	10.90
American Funds IS Blue Chip Income and Growth	36,481	504,829	444,706	-	444,706	39,864	10.98	11.62
American Funds IS Global Bond	584,039	6,785,201	6,564,601	-	6,564,601	782,898	8.11	8.59
American Funds IS Global Growth	277,505	7,809,381	7,045,853	-	7,045,853	634,262	10.75	11.38
American Funds IS Global Growth and Income	12,950	190,798	165,889	-	165,889	16,606	9.96	10.54
American Funds IS Global Small Capitalization	4,452	99,209	94,748	-	94,748	9,992	9.40	9.94
American Funds IS Growth	14,966	1,126,172	1,027,252	-	1,027,252	77,376	13.08	13.84
American Funds IS Growth-Income	326,834	15,322,331	14,534,324	-	14,534,324	1,186,503	11.87	12.56
American Funds IS International	323,458	6,457,003	5,628,176	-	5,628,176	619,198	8.79	9.30
American Funds IS International Growth and Income	12,922	216,455	196,680	-	196,680	23,819	8.00	8.46
American Funds IS Mortgage	1,219	12,996	12,417	-	12,417	1,365	8.68	9.19
American Funds IS New World	88,618	2,062,556	1,835,277	-	1,835,277	210,343	8.44	8.93
American Funds IS U.S. Government/AAA-Rated Securities	5,305	62,956	62,813	-	62,813	7,285	8.62	9.12
AMG Managers Fairpointe Mid Cap	65,907	2,568,055	2,104,415	-	2,104,415	143,414	14.07	14.69
Ariel	82,301	5,167,648	4,552,893	-	4,552,893	292,006	12.71	17.94
Baron Asset	9,707	610,295	619,379	-	619,379	41,580	14.90	14.90
BlackRock Advantage Large Cap Core V.I.	3,895	124,956	88,028	-	88,028	6,653	12.66	15.46
BlackRock Advantage Small Cap Growth	7,657	111,861	84,074	-	84,074	6,213	13.53	13.53
BlackRock Basic Value V.I.	12,486	189,375	153,452	-	153,452	12,972	10.39	13.27

(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

BlackRock Capital Appreciation V.I.	49,539	$446,967	$353,212	$-	$353,212	24,163	$14.40	$16.06
BlackRock Equity Dividend	30,033	663,454	559,821	-	559,821	41,934	13.35	13.35
BlackRock Equity Dividend V.I.	461,224	5,302,680	4,681,420	-	4,681,420	409,905	11.16	14.32
BlackRock Global Allocation	18,199	355,697	314,838	-	314,838	31,701	9.93	9.93
BlackRock Global Allocation V.I.	146,715	2,116,124	1,899,963	-	1,899,963	207,424	9.14	9.98
BlackRock High Yield V.I.	500,715	3,640,908	3,404,862	54,897	3,459,759	364,989	9.39	10.39
BlackRock International Dividend	8,140	244,404	193,976	-	193,976	21,424	9.03	9.03
BlackRock Large Cap Focus Growth V.I.	4,134	67,158	54,285	-	54,285	3,141	15.19	18.44
Calamos Growth	308,099	11,649,057	8,038,291	-	8,038,291	560,909	12.41	17.68
Calamos Growth and Income	249,937	7,596,182	7,090,713	-	7,090,713	474,223	11.96	16.49
Calamos High Income Opportunities	52,852	480,868	417,532	-	417,532	40,501	9.90	10.33
ClearBridge Small Cap Growth	463	11,697	13,765	-	13,765	904	15.23	15.23
ClearBridge Variable Aggressive Growth	561,848	14,230,688	12,770,816	-	12,770,816	864,798	13.57	14.85
ClearBridge Variable Small Cap Growth	297,531	7,422,954	7,105,038	-	7,105,038	411,917	16.18	17.82
Dimensional VA Global Bond Portfolio	27,247	292,898	281,189	-	281,189	32,214	8.49	8.84
Dimensional VA International Small Portfolio	61,831	736,129	648,611	-	648,611	60,892	9.84	11.39
Dimensional VA International Value Portfolio	86,145	1,039,233	943,289	-	943,289	99,120	8.59	9.74
Dimensional VA Short-Term Fixed Portfolio	174,071	1,773,494	1,772,046	-	1,772,046	218,737	7.97	8.36
Dimensional VA U.S. Large Value Portfolio	117,057	2,854,396	2,634,959	-	2,634,959	184,654	11.39	15.12
Dimensional VA U.S. Targeted Value Portfolio	65,491	1,195,854	999,392	-	999,392	82,976	10.16	13.72
Dreyfus Appreciation	151,805	5,744,648	4,208,028	-	4,208,028	360,480	11.54	14.90
Dreyfus IP MidCap Stock	274,354	5,284,919	4,584,461	-	4,584,461	456,747	10.04	10.04
Dreyfus IP Small Cap Stock Index	299,623	5,558,716	5,144,534	-	5,144,534	444,301	11.32	15.59
Dreyfus IP Technology Growth	492,289	9,490,377	10,490,679	-	10,490,679	520,603	15.44	20.61
Dreyfus Opportunistic Midcap Value	110,213	3,391,764	2,305,665	-	2,305,665	145,843	15.18	25.03
Dreyfus Stock Index	4,482	205,267	219,825	-	219,825	14,390	12.71	16.16
Dreyfus Strategic Value	118,867	4,110,715	3,653,972	-	3,653,972	227,818	14.28	21.30
Dreyfus VIF Appreciation	11,073	463,890	392,979	-	392,979	36,028	10.92	13.45
Dreyfus VIF International Value	1,777,209	19,239,622	17,860,951	-	17,860,951	2,684,623	5.66	8.28
DWS Capital Growth VIP (b)	1,073	30,651	29,143	-	29,143	1,723	14.20	17.19
DWS Core Equity VIP (b)	16,699	203,503	163,816	-	163,816	11,140	13.05	16.48
DWS Global Small Cap VIP (b)	3,781	47,143	32,405	-	32,405	3,595	8.33	9.75
DWS High Income VIP (b)	1,003	6,302	5,748	-	5,748	582	9.20	10.00
DWS International Growth (b)	9,221	118,863	105,950	-	105,950	11,291	9.25	9.53
DWS Small Mid Cap Value VIP (b)	769	13,000	9,383	-	9,383	967	9.71	11.27
Eaton Vance VT Floating-Rate Income	327,733	3,034,785	2,923,380	-	2,923,380	318,850	9.05	9.58
Federated Bond	879,472	8,028,497	7,642,608	-	7,642,608	681,079	10.76	11.23
Federated Fund for U.S. Government Securities II	473,334	5,083,370	4,979,476	-	4,979,476	591,579	8.32	9.68
Federated High Income Bond II	928,696	6,138,937	5,609,325	-	5,609,325	399,804	9.54	14.11
Fidelity Advisor Dividend Growth	151,948	2,321,053	2,061,934	-	2,061,934	186,637	11.02	14.30

(b) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Fidelity Advisor International Capital Appreciation (d)	21,914	$304,973	$366,400	$-	$366,400	30,947	$11.79	$14.57
Fidelity Advisor Leveraged Company Stock	844	39,778	26,123	-	26,123	2,134	12.21	12.21
Fidelity Advisor New Insights	88,860	2,493,293	2,265,034	-	2,265,034	153,937	14.71	14.71
Fidelity Advisor Real Estate	94,096	1,950,543	1,809,464	-	1,809,464	155,246	8.63	20.30
Fidelity Advisor Stock Selector Mid Cap	23,839	702,622	688,952	-	688,952	49,974	13.73	18.60
Fidelity Advisor Value Strategies	56,966	1,783,101	1,538,651	-	1,538,651	113,397	11.62	18.02
Fidelity VIP Balanced	67,831	1,126,616	1,110,386	-	1,110,386	90,833	11.12	12.75
Fidelity VIP Contrafund	437,551	13,865,742	13,699,710	-	13,699,710	806,398	12.01	17.50
Fidelity VIP Disciplined Small Cap	7,906	122,394	103,654	-	103,654	8,543	10.31	13.41
Fidelity VIP Emerging Markets	53,015	579,087	528,033	-	528,033	55,556	9.37	9.67
Fidelity VIP Equity-Income	143,001	3,109,266	2,838,571	-	2,838,571	277,146	10.23	10.23
Fidelity VIP Growth & Income	176,876	3,591,798	3,350,027	-	3,350,027	303,657	10.87	15.53
Fidelity VIP Growth Opportunities	442,723	15,389,679	16,584,394	-	16,584,394	1,016,543	15.15	19.32
Fidelity VIP High Income	168,312	876,286	806,214	-	806,214	86,205	9.28	9.92
Fidelity VIP Index 500	60,603	13,595,448	15,121,155	-	15,121,155	1,119,941	12.82	14.74
Fidelity VIP Investment Grade Bond	468,844	5,852,254	5,640,191	-	5,640,191	576,722	8.88	10.55
Fidelity VIP Mid Cap	15,288	513,494	446,721	-	446,721	37,669	10.78	12.32
Fidelity VIP Overseas	133,006	2,741,838	2,520,463	-	2,520,463	290,862	8.59	9.60
Fidelity VIP Real Estate	15,475	300,220	253,793	-	253,793	20,795	9.97	12.82
Fidelity VIP Strategic Income	37,946	430,200	404,126	-	404,126	41,362	9.13	9.99
FormulaFolios US Equity Portfolio	35,978	294,599	205,074	-	205,074	22,469	8.85	9.18
Franklin Flex Cap Growth VIP Fund	38,262	290,681	247,170	-	247,170	17,367	12.95	14.75
Franklin Founding Funds Allocation VIP Fund	418,179	3,040,689	2,701,439	-	2,701,439	274,014	9.86	9.86
Franklin Growth and Income VIP Fund	2,092	26,890	30,355	-	30,355	2,090	11.55	14.75
Franklin Income VIP Fund	1,143,412	17,382,703	16,853,893	-	16,853,893	1,627,588	9.67	11.25
Franklin Large Cap Growth VIP Fund	688	14,912	12,873	-	12,873	950	12.63	15.61
Franklin Mutual Global Discovery VIP Fund	718,007	14,652,249	12,170,219	-	12,170,219	1,205,832	9.43	11.52
Franklin Mutual Shares VIP Fund	1,818	37,410	31,634	-	31,634	3,121	9.95	12.41
Franklin Rising Dividends VIP Fund	55,633	1,484,979	1,393,061	-	1,393,061	106,502	11.97	15.90
Franklin Small Cap Value VIP Fund	179,074	3,342,146	2,614,474	-	2,614,474	221,469	10.48	13.14
Franklin Small-Mid Cap Growth VIP Fund	202,736	3,930,618	3,085,642	-	3,085,642	235,738	11.21	25.08
Franklin Strategic Income VIP Fund	763,857	8,365,820	7,852,448	-	7,852,448	886,849	8.69	9.77
Franklin U.S. Government Securities VIP Fund	12,693	152,040	149,654	-	149,654	17,666	8.37	8.67
Goldman Sachs Emerging Markets Equity	181,208	3,087,942	3,040,674	-	3,040,674	376,002	7.76	8.09
Goldman Sachs Government Income	212,207	3,164,090	3,043,044	-	3,043,044	355,751	8.22	8.58
Goldman Sachs VIT Growth Opportunities	54,831	232,753	139,271	-	139,271	9,875	11.40	14.32
Goldman Sachs VIT High Quality Floating Rate	1,184	12,334	12,267	-	12,267	1,432	8.13	8.83
Goldman Sachs VIT International Equity Insights (b)	2,860	27,114	20,332	-	20,332	2,279	8.33	9.06
Goldman Sachs VIT Mid Cap Value	61,252	1,021,739	796,888	-	796,888	71,903	9.86	12.29
Goldman Sachs VIT Small Cap Equity Insights	45,247	646,791	465,141	-	465,141	40,533	11.27	14.17

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Goldman Sachs VIT Strategic Growth	15,067	$199,449	$147,356	$-	$147,356	8,586	$13.82	$17.82
Guggenheim Alpha Opportunity	6,571	90,772	118,807	-	118,807	7,330	12.34	18.08
Guggenheim Floating Rate Strategies	70,760	1,854,999	1,754,851	-	1,754,851	175,871	9.98	9.98
Guggenheim High Yield	381,596	4,411,895	3,960,963	-	3,960,963	286,281	12.61	15.11
Guggenheim Large Cap Value	109,690	4,778,884	4,297,655	-	4,297,655	350,737	11.93	16.40
Guggenheim Long Short Equity	22,244	293,710	347,900	-	347,900	31,704	10.97	10.97
Guggenheim Macro Opportunities	453	12,001	11,752	-	11,752	1,132	10.39	10.39
Guggenheim Mid Cap Value	497,680	17,339,022	12,865,026	-	12,865,026	572,677	15.34	27.69
Guggenheim Multi-Hedge Strategies	34	812	802	-	802	97	8.28	8.28
Guggenheim Small Cap Value	9,955	148,848	112,894	-	112,894	9,848	11.46	11.46
Guggenheim StylePlus Large Core	64,579	1,382,926	1,111,402	-	1,111,402	114,248	9.70	13.46
Guggenheim StylePlus Mid Growth	58,556	2,385,512	1,888,422	-	1,888,422	153,199	11.92	18.33
Guggenheim Total Return Bond	24,689	659,834	655,991	-	655,991	62,849	10.44	10.44
Guggenheim US Investment Grade Bond	372,992	6,819,261	6,844,396	-	6,844,396	705,750	8.88	9.81
Guggenheim VIF All Cap Value	872,765	25,144,300	25,580,728	-	25,580,728	1,570,680	11.08	22.40
Guggenheim VIF Alpha Opportunity (d)	239,513	3,783,062	3,657,368	-	3,657,368	205,568	16.28	17.88
Guggenheim VIF Floating Rate Strategies	230,346	6,043,050	5,830,054	-	5,830,054	612,421	9.25	9.80
Guggenheim VIF Global Managed Futures Strategy	68,101	1,287,361	1,056,927	-	1,056,927	222,914	4.71	7.44
Guggenheim VIF High Yield	919,754	27,199,422	25,311,632	-	25,311,632	988,317	9.59	31.71
Guggenheim VIF Large Cap Value	744,680	25,501,042	26,912,737	-	26,912,737	1,952,763	11.32	21.16
Guggenheim VIF Long Short Equity	562,973	7,976,451	7,425,617	-	7,425,617	672,723	8.11	12.09
Guggenheim VIF Managed Asset Allocation	414,577	9,182,209	11,334,542	-	11,334,542	974,631	10.38	12.14
Guggenheim VIF Mid Cap Value	646,981	38,099,565	39,918,737	-	39,918,737	1,418,177	10.11	30.34
Guggenheim VIF Multi-Hedge Strategies	215,200	5,093,139	5,072,268	-	5,072,268	862,322	5.76	8.18
Guggenheim VIF Small Cap Value	674,050	26,647,047	24,387,141	-	24,387,141	859,500	9.22	30.25
Guggenheim VIF StylePlus Large Core	393,164	13,729,349	14,464,505	-	14,464,505	1,637,494	8.70	16.35
Guggenheim VIF StylePlus Large Growth	494,829	7,888,288	8,149,841	-	8,149,841	860,353	9.45	16.34
Guggenheim VIF StylePlus Mid Growth	210,911	9,037,340	10,281,906	-	10,281,906	806,629	11.96	27.85
Guggenheim VIF StylePlus Small Growth	130,954	3,872,815	4,042,550	-	4,042,550	446,571	8.80	15.85
Guggenheim VIF Total Return Bond	2,255,981	34,153,836	35,779,861	-	35,779,861	3,342,507	9.16	10.99
Guggenheim VIF World Equity Income	1,191,105	12,629,234	15,436,716	-	15,436,716	1,544,154	8.72	11.71
Guggenheim World Equity Income	377,369	5,154,390	5,147,308	-	5,147,308	505,251	9.98	14.39
Invesco American Franchise	67,611	1,022,616	1,165,617	-	1,165,617	115,846	10.04	15.47
Invesco Comstock	420,838	8,592,380	9,056,438	-	9,056,438	698,357	12.79	18.00
Invesco Energy	3,180	95,190	57,013	-	57,013	13,056	4.37	4.37
Invesco Equity and Income	844,475	8,167,696	7,701,609	-	7,701,609	552,968	12.58	15.76
Invesco Gold & Precious Metals	32,047	154,312	105,755	-	105,755	28,621	3.70	3.70
Invesco Mid Cap Core Equity	69,590	1,544,708	1,185,111	-	1,185,111	89,178	11.97	15.62
Invesco Mid Cap Growth	21,929	770,397	686,393	-	686,393	63,480	10.70	19.68
Invesco Small Cap Growth (d)	70,912	2,078,956	2,200,412	-	2,200,412	137,371	15.95	23.36
Invesco Technology	22,326	846,828	901,959	-	901,959	120,392	7.42	18.61

(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Invesco V.I. American Franchise Series I	22,382	$1,299,095	$1,279,121	$-	$1,279,121	127,278	$10.05	$12.49
Invesco V.I. American Franchise Series II	189	11,708	10,358	-	10,358	691	13.38	15.23
Invesco V.I. American Value	29,938	537,949	410,444	-	410,444	43,330	9.43	12.31
Invesco V.I. Balanced-Risk Allocation	2,118	23,368	19,778	-	19,778	2,134	9.14	9.67
Invesco V.I. Comstock	1,063,839	18,204,237	17,085,256	-	17,085,256	1,354,355	10.63	14.21
Invesco V.I. Core Equity	303	11,742	9,295	-	9,295	782	9.75	12.09
Invesco V.I. Equity and Income	554,326	9,341,828	8,891,390	-	8,891,390	715,250	10.15	12.64
Invesco V.I. Global Core Equity	1,172	10,683	10,533	-	10,533	1,123	9.38	9.92
Invesco V.I. Global Real Estate Series I	667,453	11,005,964	10,358,872	-	10,358,872	526,693	17.95	19.74
Invesco V.I. Global Real Estate Series II	21,646	364,274	325,340	-	325,340	29,624	9.22	11.16
Invesco V.I. Government Money Market	46,517,928	46,517,928	46,517,928	-	46,517,928	5,061,187	9.05	9.25
Invesco V.I. Government Securities	1,152,315	13,458,801	12,813,740	-	12,813,740	1,528,183	7.81	8.89
Invesco V.I. Growth and Income	1,009	22,937	17,639	-	17,639	1,519	10.60	13.71
Invesco V.I. Health Care Series I (b)	399,754	10,522,803	9,358,238	-	9,358,238	489,761	17.88	19.66
Invesco V.I. Health Care Series II (b)	7,925	195,873	175,452	-	175,452	13,723	11.10	15.76
Invesco V.I. High Yield	15,331	82,514	76,962	-	76,962	8,154	9.09	10.51
Invesco V.I. International Growth	983,191	32,960,243	31,963,545	-	31,963,545	2,769,546	8.42	13.69
Invesco V.I. Managed Volatility	15,411	216,510	168,131	-	168,131	13,764	9.77	12.44
Invesco V.I. Mid Cap Core Equity	549,120	6,992,126	5,886,568	-	5,886,568	394,395	9.76	16.52
Invesco V.I. Mid Cap Growth	674,181	3,684,744	3,148,427	-	3,148,427	269,680	9.65	12.59
Invesco V.I. S&P 500 Index	24,013	433,283	384,924	-	384,924	25,088	12.60	16.01
Invesco V.I. Small Cap Equity	944	18,500	14,230	-	14,230	1,301	9.14	11.12
Invesco V.I. Value Opportunities	455,055	3,264,577	2,498,251	-	2,498,251	212,909	10.80	11.88
Invesco Value Opportunities	182,107	2,022,770	1,864,779	-	1,864,779	227,266	8.20	11.34
Ivy Asset Strategy	11,543	293,103	218,274	-	218,274	23,957	9.11	9.11
Ivy VIP Asset Strategy	56,849	547,700	471,384	-	471,384	56,217	8.21	9.69
Ivy VIP Balanced	8,495	74,609	63,333	-	63,333	5,215	10.11	12.35
Ivy VIP Core Equity	8,742	114,315	94,428	-	94,428	6,422	11.64	14.96
Ivy VIP Energy	42,919	257,786	165,899	-	165,899	37,844	4.29	4.62
Ivy VIP Global Bond	26,985	135,434	129,732	-	129,732	14,437	8.72	9.13
Ivy VIP Global Equity Income (b)	4,010	32,272	27,631	-	27,631	2,361	10.24	11.88
Ivy VIP Global Growth	23,650	240,973	204,934	-	204,934	18,106	10.44	11.50
Ivy VIP Growth	19,270	222,254	212,377	-	212,377	11,656	14.86	18.51
Ivy VIP High Income	174,228	621,872	581,155	-	581,155	59,692	9.51	11.86
Ivy VIP International Core Equity	34,935	583,911	512,068	-	512,068	55,775	9.17	9.31
Ivy VIP Mid Cap Growth	6,269	74,095	69,408	-	69,408	5,374	11.97	14.28
Ivy VIP Science and Technology	12,577	327,121	274,643	-	274,643	21,878	12.20	16.74
Ivy VIP Securian Real Estate Securities (b)	7,346	63,748	48,493	-	48,493	4,500	10.35	12.96
Ivy VIP Small Cap Core	19,889	337,725	268,615	-	268,615	20,713	11.35	13.42
Ivy VIP Small Cap Growth	21,962	231,642	168,719	-	168,719	14,544	11.52	11.96
Ivy VIP Value	36,771	246,749	209,116	-	209,116	15,791	10.71	13.45

(b) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Janus Henderson Mid Cap Value	9,767	$167,585	$125,604	$-	$125,604	10,543	$11.87	$11.87
Janus Henderson Overseas	93,020	3,135,311	2,545,966	-	2,545,966	451,042	5.42	5.66
Janus Henderson U.S. Managed Volatility	81,848	863,514	798,839	-	798,839	80,522	9.87	9.93
Janus Henderson VIT Enterprise	456,723	24,252,703	28,768,972	-	28,768,972	1,616,922	14.34	18.18
Janus Henderson VIT Forty	7,494	288,716	248,423	-	248,423	16,484	14.79	18.79
Janus Henderson VIT Mid Cap Value	2,434	40,023	33,145	-	33,145	2,957	10.21	11.95
Janus Henderson VIT Overseas	2,605	74,218	66,796	-	66,796	9,153	5.54	7.30
Janus Henderson VIT Research	458,588	13,789,991	15,073,792	-	15,073,792	1,111,172	12.97	16.05
JPMorgan Insurance Trust Core Bond Portfolio	352,114	3,796,054	3,707,763	-	3,707,763	408,065	8.69	9.10
JPMorgan Insurance Trust Small Cap Core Portfolio	5,954	137,527	124,429	-	124,429	8,760	11.08	14.89
JPMorgan Insurance Trust US Equity Portfolio	7,264	194,893	190,967	-	190,967	12,847	12.75	16.44
Lord Abbett Series Bond-Debenture VC	378,290	4,609,417	4,191,459	-	4,191,459	420,936	9.82	11.47
Lord Abbett Series Calibrated Dividend Growth VC	4,018	64,278	54,157	-	54,157	4,112	12.23	15.05
Lord Abbett Series Developing Growth VC	67,347	2,141,441	1,681,657	-	1,681,657	148,203	11.13	15.15
Lord Abbett Series Mid Cap Stock VC	2,580	64,903	51,243	-	51,243	4,730	9.68	11.60
Lord Abbett Series Total Return VC	8,857	149,330	141,357	-	141,357	14,477	8.94	9.98
MFS VIT Emerging Markets Equity	8,440	139,379	122,628	-	122,628	14,622	8.10	8.50
MFS VIT Global Tactical Allocation	547	8,811	7,829	-	7,829	871	8.99	9.51
MFS VIT High Yield	2,434	13,697	12,705	-	12,705	1,287	9.33	10.00
MFS VIT II Research International	400,603	6,090,041	5,568,379	-	5,568,379	771,780	6.50	9.01
MFS VIT International Value	32,056	779,025	788,589	-	788,589	75,710	10.14	10.73
MFS VIT New Discovery	11,778	185,737	187,395	-	187,395	14,948	10.95	13.07
MFS VIT Research	3,827	102,027	94,175	-	94,175	6,296	12.16	15.95
MFS VIT Total Return	888,227	18,594,944	18,990,300	-	18,990,300	1,627,116	10.17	12.35
MFS VIT Total Return Bond	6,343	83,752	78,846	-	78,846	8,467	8.88	9.70
MFS VIT Utilities	461,478	12,811,915	13,318,249	-	13,318,249	827,991	10.23	16.78
Morgan Stanley VIF Emerging Markets Debt	24,338	194,686	171,098	-	171,098	20,108	8.50	9.00
Morgan Stanley VIF Emerging Markets Equity	725,393	10,926,336	10,474,677	-	10,474,677	1,451,353	6.19	8.31
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	127,839	1,582,918	1,346,149	-	1,346,149	128,590	10.05	12.06
Morningstar Balanced ETF Asset Allocation Portfolio	461,115	5,163,588	4,389,814	-	4,389,814	452,811	9.66	10.93
Morningstar Conservative ETF Asset Allocation Portfolio	173,231	1,904,675	1,810,263	-	1,810,263	200,364	8.78	9.31
Morningstar Growth ETF Asset Allocation Portfolio	665,595	7,635,947	6,462,930	-	6,462,930	650,623	9.91	11.69
Morningstar Income and Growth ETF Asset Allocation Portfolio	131,698	1,413,669	1,278,790	-	1,278,790	135,631	9.23	10.09
Neuberger Berman AMT Guardian	143,555	2,569,476	1,927,942	-	1,927,942	145,536	11.64	13.73
Neuberger Berman AMT Large Cap Value	557,000	8,113,459	8,121,061	-	8,121,061	603,202	11.81	13.46
Neuberger Berman AMT Sustainable Equity (b)	255,089	5,284,724	5,813,469	-	5,813,469	273,134	11.70	21.37
Neuberger Berman Core Bond	474,799	4,908,019	4,691,013	-	4,691,013	485,831	8.96	9.83
Neuberger Berman Large Cap Value	28,539	935,705	775,106	-	775,106	70,797	10.48	10.94
Neuberger Berman Sustainable Equity (b)	26,703	960,163	874,536	-	874,536	63,940	13.09	13.69
Northern Global Tactical Asset Allocation	10,046	108,864	117,233	-	117,233	10,363	11.31	11.31
Northern Large Cap Core	7,898	137,744	137,818	-	137,818	9,091	15.16	15.16

(b) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Northern Large Cap Value	10,037	$129,030	$147,236	$-	$147,236	10,435	$14.13	$14.13
Oak Ridge Small Cap Growth	5,307	98,072	64,796	-	64,796	5,201	12.46	12.46
Oppenheimer Developing Markets	6,178	221,005	235,829	-	235,829	25,780	9.15	9.15
Oppenheimer Discovery	3,072	247,587	194,693	-	194,693	13,419	14.52	14.52
Oppenheimer Global	5,824	491,818	430,423	-	430,423	32,306	13.34	13.34
Oppenheimer Global Fund/VA	93,337	4,079,013	3,502,919	-	3,502,919	331,665	10.42	12.78
Oppenheimer Global Strategic Income Fund/VA	6,263	32,672	30,061	-	30,061	3,331	8.54	9.22
Oppenheimer International Growth Fund/VA	289,521	738,430	613,784	-	613,784	63,382	8.32	9.93
Oppenheimer Main Street Small Cap Fund/VA	603,147	14,261,129	12,081,027	-	12,081,027	658,400	11.07	24.27
Oppenheimer Total Return Bond Fund/VA	3,800,038	29,207,737	28,082,283	-	28,082,283	4,300,175	6.28	6.61
PGIM Jennison 20/20 Focus (b)	252,423	3,802,527	3,172,951	-	3,172,951	234,735	12.95	13.52
PGIM Jennison Mid-Cap Growth (b)	4,051	130,867	91,434	-	91,434	7,486	12.22	12.22
PGIM Jennison Natural Resources (b)	453	17,259	12,560	-	12,560	2,778	4.52	4.52
PGIM Jennison Small Company (b)	29,210	683,547	526,373	-	526,373	40,348	12.51	13.05
PGIM QMA Small-Cap Value (b)(d)	19,327	419,117	287,396	-	287,396	28,712	9.64	10.06
PIMCO All Asset	32,914	388,369	358,429	-	358,429	37,156	9.66	9.66
PIMCO CommodityRealReturn Strategy	12,491	95,416	67,450	-	67,450	16,977	3.98	3.98
PIMCO Emerging Markets Bond	819	8,698	7,985	-	7,985	867	9.23	9.23
PIMCO High Yield	225,430	2,048,853	1,866,560	-	1,866,560	127,545	11.77	15.39
PIMCO International Bond (U.S. Dollar-Hedged) (b)	487,705	5,192,812	5,189,182	-	5,189,182	453,461	10.97	11.45
PIMCO Low Duration	4,370	43,595	42,393	-	42,393	5,223	8.12	8.12
PIMCO Real Return	88,866	1,003,840	938,427	-	938,427	105,292	8.92	8.92
PIMCO StocksPLUS Small Fund	136,680	1,277,490	1,105,741	-	1,105,741	75,008	14.74	14.74
PIMCO Total Return	253,172	2,671,262	2,513,995	-	2,513,995	251,176	10.01	10.01
PIMCO VIT All Asset Administrative	669,088	7,264,359	6,644,048	-	6,644,048	534,699	11.33	12.46
PIMCO VIT All Asset Advisor	17,681	185,774	177,697	-	177,697	19,474	8.85	9.70
PIMCO VIT CommodityRealReturn Strategy Administrative	870,146	7,304,756	5,238,282	-	5,238,282	1,369,364	3.61	4.03
PIMCO VIT CommodityRealReturn Strategy Advisor	3,806	32,685	23,176	-	23,176	6,483	3.59	4.63
PIMCO VIT Emerging Markets Bond	441,759	5,652,574	5,305,528	-	5,305,528	483,588	9.24	11.22
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)	4,876	58,421	53,438	-	53,438	4,932	8.26	11.05
PIMCO VIT High Yield	57,309	438,725	417,210	-	417,210	34,422	9.57	16.84
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) (b)	911,255	9,731,563	9,878,006	-	9,878,006	830,987	11.30	11.93
PIMCO VIT International Bond Portfolio (Unhedged) (b)	4,564	46,854	43,723	-	43,723	5,324	8.12	8.33
PIMCO VIT Low Duration Administrative (d)	3,037,893	31,331,055	30,621,962	-	30,621,962	3,662,980	7.74	9.63
PIMCO VIT Low Duration Advisor	143,826	1,467,076	1,449,761	-	1,449,761	173,346	8.23	8.51
PIMCO VIT Real Return Administrative (d)	2,166,767	27,667,218	25,676,192	-	25,676,192	2,561,635	9.28	10.60
PIMCO VIT Real Return Advisor	59,115	732,022	700,508	-	700,508	80,066	8.18	8.90
PIMCO VIT Short-Term	77,994	808,178	802,561	-	802,561	91,187	8.49	8.91
PIMCO VIT Total Return Administrative	1,468,498	16,028,843	15,389,858	-	15,389,858	1,527,795	10.05	11.91
PIMCO VIT Total Return Advisor	789,569	8,466,746	8,274,688	-	8,274,688	897,248	8.81	9.54

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Pioneer Bond VCT	93,117	$1,009,120	$986,106	$-	$986,106	108,321	$8.98	$9.36
Pioneer Equity Income VCT	5,145	154,948	121,520	-	121,520	8,297	12.04	15.24
Pioneer Real Estate Shares VCT	1,403	23,851	17,654	-	17,654	1,679	10.01	11.65
Pioneer Strategic Income	7,527	79,961	77,455	-	77,455	8,144	9.52	9.52
Pioneer Strategic Income VCT	28,623	280,704	277,640	-	277,640	30,988	8.93	9.35
Power Income VIT	34,359	344,402	321,943	-	321,943	38,098	7.93	8.55
Probabilities Fund	262,072	2,398,670	1,800,432	-	1,800,432	219,082	7.82	8.54
Putnam VT Diversified Income	52,065	316,140	303,542	-	303,542	31,889	8.94	9.72
Putnam VT Equity Income	26,762	619,085	618,745	-	618,745	44,725	11.56	14.96
Putnam VT Global Asset Allocation	707	11,785	10,851	-	10,851	1,025	10.61	12.45
Putnam VT Growth Opportunities	9,876	101,825	94,516	-	94,516	5,092	14.96	18.79
Putnam VT High Yield	127,307	788,743	747,295	-	747,295	78,129	9.33	10.11
Putnam VT Income	2,349	26,833	25,130	-	25,130	2,683	9.10	9.48
Putnam VT Multi-Asset Absolute Return (b)	64,181	668,618	607,793	-	607,793	73,160	8.13	8.82
Putnam VT Multi-Cap Core (b)	7,293	125,190	122,967	-	122,967	7,764	12.49	16.03
Putnam VT Small Cap Growth (b)	1,184	21,600	15,881	-	15,881	1,709	9.29	11.92
Putnam VT Small Cap Value	38,607	482,673	342,060	-	342,060	37,155	9.20	9.20
Redwood Managed Volatility	317,754	3,098,228	2,853,427	-	2,853,427	284,065	10.01	10.40
Royce Micro-Cap	517,915	5,751,441	4,645,697	-	4,645,697	518,643	7.71	9.18
Royce Opportunity	190,398	2,294,469	1,757,371	-	1,757,371	149,633	11.27	11.76
Royce Small-Cap Value	166,654	1,684,598	1,388,227	-	1,388,227	133,833	9.95	10.38
Rydex VIF Banking	15,420	1,410,688	1,178,828	-	1,178,828	229,450	4.43	9.78
Rydex VIF Basic Materials	27,464	1,987,975	1,796,682	-	1,796,682	163,068	9.26	11.47
Rydex VIF Biotechnology	38,911	3,243,850	3,041,286	-	3,041,286	201,971	11.73	24.41
Rydex VIF Commodities Strategy	6,430	576,494	460,996	-	460,996	300,912	1.45	3.28
Rydex VIF Consumer Products	30,900	1,937,121	1,723,283	-	1,723,283	111,887	10.19	17.23
Rydex VIF Dow 2x Strategy	19,036	2,661,635	2,122,376	-	2,122,376	104,161	18.00	21.18
Rydex VIF Electronics	7,719	575,913	519,422	-	519,422	96,754	5.34	15.52
Rydex VIF Energy	24,484	1,918,727	1,354,441	-	1,354,441	220,407	4.46	6.33
Rydex VIF Energy Services	35,432	1,792,843	1,073,955	-	1,073,955	442,518	2.18	2.55
Rydex VIF Europe 1.25x Strategy	7,488	728,308	632,660	-	632,660	128,469	4.17	7.36
Rydex VIF Financial Services	14,035	1,072,267	1,030,977	-	1,030,977	150,086	6.37	10.55
Rydex VIF Government Long Bond 1.2x Strategy	31,385	912,165	928,989	-	928,989	79,270	9.76	12.92
Rydex VIF Health Care	72,439	4,485,522	4,518,730	-	4,518,730	302,174	12.87	17.79
Rydex VIF High Yield Strategy	2,495	198,254	194,521	-	194,521	18,890	10.20	10.59
Rydex VIF Internet	25,046	2,303,714	2,076,324	-	2,076,324	201,737	9.97	18.88
Rydex VIF Inverse Dow 2x Strategy	7,066	296,325	289,726	-	289,726	1,418,568	0.21	2.04
Rydex VIF Inverse Government Long Bond Strategy	6,876	693,506	676,145	-	676,145	361,018	1.64	5.55
Rydex VIF Inverse Mid-Cap Strategy	160	11,706	12,075	-	12,075	12,383	0.98	4.75
Rydex VIF Inverse NASDAQ-100 Strategy	1,987	114,827	114,538	-	114,538	181,691	0.61	3.09
Rydex VIF Inverse Russell 2000 Strategy	1,321	87,786	90,188	-	90,188	74,550	0.91	4.79

(b) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Rydex VIF Inverse S&P 500 Strategy	2,446	$166,279	$176,961	$-	$176,961	123,788	$1.03	$4.31
Rydex VIF Japan 2x Strategy	6,923	611,125	431,332	-	431,332	47,665	9.02	9.98
Rydex VIF Leisure	6,661	610,302	552,940	-	552,940	50,599	10.88	12.68
Rydex VIF Mid-Cap 1.5x Strategy	117,530	2,339,668	1,693,603	-	1,693,603	94,476	12.13	20.74
Rydex VIF NASDAQ-100	140,098	5,552,067	5,121,966	-	5,121,966	303,427	15.81	22.18
Rydex VIF NASDAQ-100 2x Strategy	215,546	11,871,204	10,921,698	-	10,921,698	511,277	20.41	40.97
Rydex VIF Nova	20,441	2,182,245	1,932,670	-	1,932,670	153,171	12.28	14.59
Rydex VIF Precious Metals	113,115	3,287,266	2,730,591	-	2,730,591	415,057	3.52	6.77
Rydex VIF Real Estate	82,536	3,143,522	2,970,457	-	2,970,457	244,278	7.72	13.66
Rydex VIF Retailing	12,236	961,884	880,385	-	880,385	66,547	10.01	13.52
Rydex VIF Russell 2000 1.5x Strategy	13,456	1,005,669	774,642	-	774,642	56,858	10.95	14.43
Rydex VIF Russell 2000 2x Strategy	6,877	1,521,483	1,103,418	-	1,103,418	128,941	8.32	11.40
Rydex VIF S&P 500 2x Strategy	17,927	3,948,442	3,454,861	-	3,454,861	240,815	13.50	16.99
Rydex VIF S&P 500 Pure Growth	122,817	5,955,135	5,400,259	-	5,400,259	371,996	12.26	16.82
Rydex VIF S&P 500 Pure Value	131,667	7,402,067	6,322,659	-	6,322,659	485,520	10.78	13.21
Rydex VIF S&P MidCap 400 Pure Growth	86,959	3,254,388	2,725,305	-	2,725,305	180,111	9.29	15.30
Rydex VIF S&P MidCap 400 Pure Value	32,606	1,552,089	1,122,304	-	1,122,304	89,567	9.66	12.74
Rydex VIF S&P SmallCap 600 Pure Growth	63,292	3,678,181	3,105,745	-	3,105,745	200,950	11.35	15.69
Rydex VIF S&P SmallCap 600 Pure Value	23,435	1,613,204	1,237,373	-	1,237,373	124,431	8.12	10.08
Rydex VIF Strengthening Dollar 2x Strategy	12,457	494,818	494,924	-	494,924	108,982	4.54	9.82
Rydex VIF Technology	31,440	2,758,716	2,926,094	-	2,926,094	316,032	8.83	15.40
Rydex VIF Telecommunications	12,223	682,533	656,865	-	656,865	128,999	4.90	9.58
Rydex VIF Transportation	6,839	537,058	451,418	-	451,418	36,766	10.83	12.98
Rydex VIF U.S. Government Money Market (c)	78,108,112	78,108,113	78,108,112	-	78,108,112	12,318,299	5.33	7.87
Rydex VIF Utilities	135,800	3,736,582	3,860,800	-	3,860,800	406,727	8.87	13.57
Rydex VIF Weakening Dollar 2x Strategy	3,442	240,973	204,976	-	204,976	49,675	4.13	5.23
SEI VP Balanced Strategy	23,414	246,220	232,035	-	232,035	26,265	8.83	9.35
SEI VP Conservative Strategy	3,268	33,326	32,349	-	32,349	3,637	8.69	9.20
SEI VP Defensive Strategy	15,276	154,468	149,554	-	149,554	17,802	8.40	8.89
SEI VP Market Growth Strategy	1,733	17,435	17,241	-	17,241	1,927	8.94	9.46
SEI VP Market Plus Strategy	3,878	41,899	40,024	-	40,024	4,148	9.20	9.73
SEI VP Moderate Strategy	3,196	33,164	31,477	-	31,477	3,491	9.02	9.54
T. Rowe Price Blue Chip Growth	82,834	2,378,132	2,456,867	-	2,456,867	134,712	15.57	20.61
T. Rowe Price Capital Appreciation	265,309	6,901,249	6,969,674	-	6,969,674	460,243	14.55	15.18
T. Rowe Price Equity Income	18,942	540,117	440,772	-	440,772	36,036	10.53	13.52
T. Rowe Price Growth Stock	109,895	5,487,139	5,910,162	-	5,910,162	350,085	16.19	16.90
T. Rowe Price Health Sciences	190,804	7,738,252	7,368,834	-	7,368,834	517,167	13.73	25.26
T. Rowe Price Limited-Term Bond	36,521	174,686	173,840	-	173,840	21,356	8.12	8.28
T. Rowe Price Retirement 2010	83	1,397	1,332	-	1,332	128	10.42	10.42
T. Rowe Price Retirement 2015	1,667	22,756	21,417	-	21,417	1,965	10.91	10.91
T. Rowe Price Retirement 2020	4,145	84,738	79,666	-	79,666	6,988	11.41	11.41

(c) Liquidation. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

T. Rowe Price Retirement 2025	4,602	$73,224	$69,903	$-	$69,903	5,905	$11.83	$11.83
T. Rowe Price Retirement 2030	4,749	117,627	104,193	-	104,193	8,524	12.22	12.22
T. Rowe Price Retirement 2035	1,645	27,368	26,321	-	26,321	2,109	12.48	12.48
T. Rowe Price Retirement 2040	4,763	121,354	108,067	-	108,067	8,532	12.66	12.66
T. Rowe Price Retirement 2050	123	1,876	1,600	-	1,600	126	12.68	12.68
T. Rowe Price Retirement 2055	2,349	32,231	31,037	-	31,037	2,450	12.67	12.67
T. Rowe Price Retirement Balanced	10,150	148,414	141,187	-	141,187	14,319	9.86	9.86
Templeton Developing Markets VIP Fund	464,387	4,120,512	3,965,864	-	3,965,864	290,225	8.37	17.18
Templeton Foreign VIP Fund	202,962	2,958,331	2,585,738	-	2,585,738	269,291	7.91	13.21
Templeton Global Bond VIP Fund	133,372	2,235,671	2,244,653	-	2,244,653	255,852	8.36	9.12
Templeton Growth VIP Fund	272	4,198	3,323	-	3,323	368	9.02	10.74
Third Avenue Value	1,105	19,465	15,964	-	15,964	1,992	8.01	8.58
VanEck VIP Global Gold	25,094	184,916	156,082	-	156,082	22,464	6.39	6.95
VanEck VIP Global Hard Assets	5,655	131,263	92,578	-	92,578	20,805	3.58	4.69
Vanguard VIF Balanced	23,574	543,886	523,334	-	523,334	49,218	10.38	10.78
Vanguard VIF Capital Growth	10,892	326,379	364,781	-	364,781	30,392	11.96	12.42
Vanguard VIF Conservative Allocation	21,602	518,647	518,882	-	518,882	53,425	9.68	10.06
Vanguard VIF Diversified Value	15,910	260,031	227,996	-	227,996	23,329	9.72	10.09
Vanguard VIF Equity Income	40,207	901,056	854,005	-	854,005	77,330	10.80	11.22
Vanguard VIF Equity Index	1,694	69,928	64,422	-	64,422	5,748	10.93	11.35
Vanguard VIF Growth	3,810	78,243	86,947	-	86,947	7,835	11.06	11.49
Vanguard VIF High Yield Bond	60,227	479,755	453,510	-	453,510	45,030	9.78	10.15
Vanguard VIF International	39,516	1,091,327	914,398	-	914,398	83,700	10.63	11.04
Vanguard VIF Mid-Cap Index	11,841	269,889	239,540	-	239,540	23,079	10.08	10.47
Vanguard VIF Moderate Allocation	26,520	720,318	701,714	-	701,714	69,190	9.92	10.30
Vanguard VIF Short Term Investment Grade	91,794	961,220	967,505	-	967,505	103,551	9.07	9.41
Vanguard VIF Small Company Growth	20,418	484,988	414,290	-	414,290	36,465	11.02	11.44
Vanguard VIF Total Bond Market Index	154,144	1,781,453	1,778,827	-	1,778,827	190,057	9.07	9.42
Vanguard VIF Total Stock Market Index	21,005	753,298	719,633	-	719,633	65,181	10.82	11.24
Vanguard® VIF Real Estate Index (b)	3,107	40,761	35,948	-	35,948	3,798	9.41	9.77
Victory RS Partners (d)	22,615	650,826	467,217	-	467,217	22,021	21.20	21.20
Victory RS Science and Technology	51,039	1,123,380	936,054	-	936,054	41,311	21.70	22.65
Victory RS Value	87,284	2,356,532	1,770,118	-	1,770,118	157,206	10.78	11.26
Virtus Ceredex Mid Cap Value Equity	25,285	322,860	255,628	-	255,628	18,509	13.79	13.79
Virtus Duff & Phelps International Series	102,826	1,229,047	1,037,519	-	1,037,519	152,149	6.74	6.88
Virtus Duff & Phelps Real Estate Securities Series	6,164	145,809	101,083	-	101,083	9,732	10.32	10.67
Virtus KAR Small-Cap Growth Series	24,464	758,669	653,197	-	653,197	34,521	18.71	19.80
Virtus Newfleet Multi-Sector Intermediate Bond Series	119,003	1,112,928	1,037,703	-	1,037,703	112,337	9.19	9.39
Virtus Strategic Allocation Series	5,603	72,846	62,868	-	62,868	6,428	9.78	10.67
Voya MidCap Opportunities Portfolio	824	11,229	9,292	-	9,292	814	11.45	14.64

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

VY Clarion Global Real Estate Portfolio	8,413	$100,137	$91,286	$-	$91,286	9,835	$8.72	$9.71
Wells Fargo Growth (d)	27,958	918,678	760,459	-	760,459	48,548	15.65	27.52
Wells Fargo International Equity VT	12,270	54,756	35,461	-	35,461	3,997	8.87	9.01
Wells Fargo Large Cap Core	89,793	1,499,024	1,425,019	-	1,425,019	123,075	11.07	15.69
Wells Fargo Omega Growth VT	8,078	226,894	203,815	-	203,815	15,338	13.17	16.23
Wells Fargo Opportunity	20,561	843,901	727,250	-	727,250	52,952	13.46	19.97
Wells Fargo Opportunity VT	62,786	1,555,326	1,434,652	-	1,434,652	96,174	11.62	15.04
Wells Fargo Small Cap Value	426,278	8,706,902	4,787,103	-	4,787,103	264,080	12.40	20.48
Western Asset Variable Global High Yield Bond	600,664	4,609,549	4,114,546	-	4,114,546	383,461	9.04	10.76

(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets
Years Ended December 31, 2018 and 2017, Except as Noted

	7Twelve Balanced Portfolio 3	AB VPS Dynamic Asset Allocation	AB VPS Global Thematic Growth
Net assets as of December 31, 2016	$151,872	$660,742	$-
Investment income (loss):
Dividend distributions	1,013	10,891	133
Investment Expenses:
Mortality and expense risk and administrative charges	(1,580)	(4,606)	(146)
Net investment income (loss)	(567)	6,285	(13)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	7,406	24,187	1,131
Change in unrealized appreciation (depreciation)	23,040	48,669	4,538
Net gain (loss) on investments	30,446	72,856	5,669
Net increase (decrease) in net assets from operations	29,879	79,141	5,656
Contract owner transactions:
Variable annuity deposits	450,399	9,032	-
Terminations, withdrawals and annuity payments	(1)	(84,181)	(10,018)
Transfers between subaccounts, net	43,200	5,109	46,516
Maintenance charges and mortality adjustments	(151)	(3,415)	-
Increase (decrease) in net assets from contract transactions	493,447	(73,455)	36,498
Total increase (decrease) in net assets	523,326	5,686	42,154
Net assets as of December 31, 2017	$675,198	$666,428	$42,154
Investment income (loss):
Dividend distributions	6,459	12,581	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,517)	(7,558)	(88	)s
Net investment income (loss)	2,942	5,023	(88)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,003	-
Realized capital gain (loss) on investments	2,228	17,406	5,899
Change in unrealized appreciation (depreciation)	(66,231)	(93,219)	(4,538)
Net gain (loss) on investments	(64,003)	(74,810)	1,361
Net increase (decrease) in net assets from operations	(61,061)	(69,787)	1,273
Contract owner transactions:
Variable annuity deposits	65,080	23,412	-
Terminations, withdrawals and annuity payments	(23,001)	(351,321)	(266)
Transfers between subaccounts, net	(42,022)	478,911	(43,161)
Maintenance charges and mortality adjustments	(153)	(9,096)	-
Increase (decrease) in net assets from contract transactions	(96)	141,906	(43,427)
Total increase (decrease) in net assets	(61,157)	72,119	(42,154)
Net assets as of December 31, 2018	$614,041	$738,547	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	AB VPS Growth and Income	AB VPS Small/Mid Cap Value	Alger Capital Appreciation
Net assets as of December 31, 2016	$141,811	$1,702,013	$429,759
Investment income (loss):
Dividend distributions	4,595	3,585	-
Investment Expenses:
Mortality and expense risk and administrative charges	(984)	(12,608)	(5,528)
Net investment income (loss)	3,611	(9,023)	(5,528)
Increase (decrease) in net assets from operations:
Capital gain distributions	31,834	72,975	60,963
Realized capital gain (loss) on investments	(17,325)	20,015	6,137
Change in unrealized appreciation (depreciation)	678	73,069	85,083
Net gain (loss) on investments	15,187	166,059	152,183
Net increase (decrease) in net assets from operations	18,798	157,036	146,655
Contract owner transactions:
Variable annuity deposits	7	119,390	22,522
Terminations, withdrawals and annuity payments	(2,081)	(114,190)	(62,800)
Transfers between subaccounts, net	(51,917)	(317,290)	450,216
Maintenance charges and mortality adjustments	(1)	(4,642)	(84)
Increase (decrease) in net assets from contract transactions	(53,992)	(316,732)	409,854
Total increase (decrease) in net assets	(35,194)	(159,696)	556,509
Net assets as of December 31, 2017	$106,617	$1,542,317	$986,268
Investment income (loss):
Dividend distributions	845	3,507	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,446)	(13,420)	(6,774)
Net investment income (loss)	(601)	(9,913)	(6,774)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,851	124,807	75,192
Realized capital gain (loss) on investments	(37,917)	10,128	82,209
Change in unrealized appreciation (depreciation)	(7,316)	(404,966)	(116,527)
Net gain (loss) on investments	(32,382)	(270,031)	40,874
Net increase (decrease) in net assets from operations	(32,983)	(279,944)	34,100
Contract owner transactions:
Variable annuity deposits	10	390,550	35,175
Terminations, withdrawals and annuity payments	(24,294)	(122,257)	(41,085)
Transfers between subaccounts, net	(48,018)	(41,021)	(609,056)
Maintenance charges and mortality adjustments	-	(4,202)	(236)
Increase (decrease) in net assets from contract transactions	(72,302)	223,070	(615,202)
Total increase (decrease) in net assets	(105,285)	(56,874)	(581,102)
Net assets as of December 31, 2018	$1,332	$1,485,443	$405,166

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Alger Large Cap Growth	ALPS/Alerian Energy Infrastructure	American Century Diversified Bond
Net assets as of December 31, 2016	$74,382	$405,791	$456,904
Investment income (loss):
Dividend distributions	-	9,038	8,689
Investment Expenses:
Mortality and expense risk and administrative charges	(425)	(5,654)	(4,098)
Net investment income (loss)	(425)	3,384	4,591
Increase (decrease) in net assets from operations:
Capital gain distributions	9,494	-	-
Realized capital gain (loss) on investments	23	(997)	(756)
Change in unrealized appreciation (depreciation)	12,858	(13,304)	6,374
Net gain (loss) on investments	22,375	(14,301)	5,618
Net increase (decrease) in net assets from operations	21,950	(10,917)	10,209
Contract owner transactions:
Variable annuity deposits	7,399	125,942	35,378
Terminations, withdrawals and annuity payments	-	(45,385)	(22,777)
Transfers between subaccounts, net	-	1,779	(53,443)
Maintenance charges and mortality adjustments	-	(295)	(2,511)
Increase (decrease) in net assets from contract transactions	7,399	82,041	(43,353)
Total increase (decrease) in net assets	29,349	71,124	(33,144)
Net assets as of December 31, 2017	$103,731	$476,915	$423,760
Investment income (loss):
Dividend distributions	-	6,765	9,810
Investment Expenses:
Mortality and expense risk and administrative charges	(491)	(5,583)	(3,774)
Net investment income (loss)	(491)	1,182	6,036
Increase (decrease) in net assets from operations:
Capital gain distributions	8,944	-	-
Realized capital gain (loss) on investments	12,743	(4,229)	(5,356)
Change in unrealized appreciation (depreciation)	(19,381)	(75,286)	(13,578)
Net gain (loss) on investments	2,306	(79,515)	(18,934)
Net increase (decrease) in net assets from operations	1,815	(78,333)	(12,898)
Contract owner transactions:
Variable annuity deposits	-	47,672	25,801
Terminations, withdrawals and annuity payments	(140)	(30,600)	(51,750)
Transfers between subaccounts, net	(58,611)	(97,700)	(19,477)
Maintenance charges and mortality adjustments	-	(311)	(2,298)
Increase (decrease) in net assets from contract transactions	(58,751)	(80,939)	(47,724)
Total increase (decrease) in net assets	(56,936)	(159,272)	(60,622)
Net assets as of December 31, 2018	$46,795	$317,643	$363,138

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	American Century Equity Income	American Century Heritage	American Century International Bond
Net assets as of December 31, 2016	$9,847,596	$2,268,158	$3,952
Investment income (loss):
Dividend distributions	169,353	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(97,938)	(21,654)	(38)
Net investment income (loss)	71,415	(21,654)	(38)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,026,248	242,521	15
Realized capital gain (loss) on investments	152,856	(4,692)	(5)
Change in unrealized appreciation (depreciation)	(27,102)	232,936	390
Net gain (loss) on investments	1,152,002	470,765	400
Net increase (decrease) in net assets from operations	1,223,417	449,111	362
Contract owner transactions:
Variable annuity deposits	267,068	61,020	240
Terminations, withdrawals and annuity payments	(1,057,923)	(275,756)	(190)
Transfers between subaccounts, net	969,264	68,254	-
Maintenance charges and mortality adjustments	(33,048)	(8,166)	(39)
Increase (decrease) in net assets from contract transactions	145,361	(154,648)	11
Total increase (decrease) in net assets	1,368,778	294,463	373
Net assets as of December 31, 2017	$11,216,374	$2,562,621	$4,325
Investment income (loss):
Dividend distributions	178,824	-	44
Investment Expenses:
Mortality and expense risk and administrative charges	(97,001)	(22,653)	(37)
Net investment income (loss)	81,823	(22,653)	7
Increase (decrease) in net assets from operations:
Capital gain distributions	501,852	449,966	-
Realized capital gain (loss) on investments	82,000	23,463	12
Change in unrealized appreciation (depreciation)	(1,182,575)	(566,171)	(221)
Net gain (loss) on investments	(598,723)	(92,742)	(209)
Net increase (decrease) in net assets from operations	(516,900)	(115,395)	(202)
Contract owner transactions:
Variable annuity deposits	263,933	53,613	10
Terminations, withdrawals and annuity payments	(1,080,149)	(343,279)	(284)
Transfers between subaccounts, net	(1,021,474)	(105,808)	-
Maintenance charges and mortality adjustments	(30,177)	(7,015)	(40)
Increase (decrease) in net assets from contract transactions	(1,867,867)	(402,489)	(314)
Total increase (decrease) in net assets	(2,384,767)	(517,884)	(516)
Net assets as of December 31, 2018	$8,831,607	$2,044,737	$3,809

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Century International Growth	American Century Select	American Century Strategic Allocation: Aggressive
Net assets as of December 31, 2016	$6,618,586	$2,131,869	$1,039,285
Investment income (loss):
Dividend distributions	41,666	655	12,354
Investment Expenses:
Mortality and expense risk and administrative charges	(63,207)	(22,557)	(10,187)
Net investment income (loss)	(21,541)	(21,902)	2,167
Increase (decrease) in net assets from operations:
Capital gain distributions	266,846	164,191	90,713
Realized capital gain (loss) on investments	243,609	146,718	7,458
Change in unrealized appreciation (depreciation)	1,296,197	306,802	84,417
Net gain (loss) on investments	1,806,652	617,711	182,588
Net increase (decrease) in net assets from operations	1,785,111	595,809	184,755
Contract owner transactions:
Variable annuity deposits	253,664	69,370	49,359
Terminations, withdrawals and annuity payments	(726,705)	(251,148)	(63,021)
Transfers between subaccounts, net	(1,430,757)	293,532	(5,043)
Maintenance charges and mortality adjustments	(21,347)	(6,447)	(3,783)
Increase (decrease) in net assets from contract transactions	(1,925,145)	105,307	(22,488)
Total increase (decrease) in net assets	(140,034)	701,116	162,267
Net assets as of December 31, 2017	$6,478,552	$2,832,985	$1,201,552
Investment income (loss):
Dividend distributions	43,306	-	11,109
Investment Expenses:
Mortality and expense risk and administrative charges	(56,944)	(26,022)	(10,781)
Net investment income (loss)	(13,638)	(26,022)	328
Increase (decrease) in net assets from operations:
Capital gain distributions	516,587	196,198	107,279
Realized capital gain (loss) on investments	141,718	167,664	4,079
Change in unrealized appreciation (depreciation)	(1,633,260)	(432,519)	(216,963)
Net gain (loss) on investments	(974,955)	(68,657)	(105,605)
Net increase (decrease) in net assets from operations	(988,593)	(94,679)	(105,277)
Contract owner transactions:
Variable annuity deposits	184,332	64,387	50,301
Terminations, withdrawals and annuity payments	(673,512)	(208,345)	(65,839)
Transfers between subaccounts, net	133,902	(242,140)	(4,453)
Maintenance charges and mortality adjustments	(18,979)	(8,187)	(3,429)
Increase (decrease) in net assets from contract transactions	(374,257)	(394,285)	(23,420)
Total increase (decrease) in net assets	(1,362,850)	(488,964)	(128,697)
Net assets as of December 31, 2018	$5,115,702	$2,344,021	$1,072,855

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	American Century Ultra
Net assets as of December 31, 2016	$826,626	$5,216,291	$338,772
Investment income (loss):
Dividend distributions	8,853	68,934	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7,988)	(48,583)	(3,350)
Net investment income (loss)	865	20,351	(3,350)
Increase (decrease) in net assets from operations:
Capital gain distributions	42,122	475,195	25,150
Realized capital gain (loss) on investments	2,850	50,585	13,188
Change in unrealized appreciation (depreciation)	30,927	154,510	62,166
Net gain (loss) on investments	75,899	680,290	100,504
Net increase (decrease) in net assets from operations	76,764	700,641	97,154
Contract owner transactions:
Variable annuity deposits	74,761	213,179	19,232
Terminations, withdrawals and annuity payments	(132,581)	(312,446)	(57,382)
Transfers between subaccounts, net	59,850	(292,623)	39,079
Maintenance charges and mortality adjustments	(2,593)	(16,009)	(2,017)
Increase (decrease) in net assets from contract transactions	(563)	(407,899)	(1,088)
Total increase (decrease) in net assets	76,201	292,742	96,066
Net assets as of December 31, 2017	$902,827	$5,509,033	$434,838
Investment income (loss):
Dividend distributions	12,435	59,112	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8,366)	(47,678)	(4,579)
Net investment income (loss)	4,069	11,434	(4,579)
Increase (decrease) in net assets from operations:
Capital gain distributions	46,392	420,225	40,384
Realized capital gain (loss) on investments	3,069	29,732	30,835
Change in unrealized appreciation (depreciation)	(102,432)	(831,268)	(84,901)
Net gain (loss) on investments	(52,971)	(381,311)	(13,682)
Net increase (decrease) in net assets from operations	(48,902)	(369,877)	(18,261)
Contract owner transactions:
Variable annuity deposits	20,513	194,984	44,333
Terminations, withdrawals and annuity payments	(123,799)	(594,845)	(123,848)
Transfers between subaccounts, net	119,370	(5,176)	183,103
Maintenance charges and mortality adjustments	(2,530)	(12,586)	(2,675)
Increase (decrease) in net assets from contract transactions	13,554	(417,623)	100,913
Total increase (decrease) in net assets	(35,348)	(787,500)	82,652
Net assets as of December 31, 2018	$867,479	$4,721,533	$517,490

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Century VP Income & Growth	American Century VP Inflation Protection	American Century VP International
Net assets as of December 31, 2016	$454,080	$147,047	$169,124
Investment income (loss):
Dividend distributions	9,968	4,389	1,423
Investment Expenses:
Mortality and expense risk and administrative charges	(2,313)	(1,120)	(655)
Net investment income (loss)	7,655	3,269	768
Increase (decrease) in net assets from operations:
Capital gain distributions	10,099	-	-
Realized capital gain (loss) on investments	2,855	93	12,180
Change in unrealized appreciation (depreciation)	66,022	1,308	26,964
Net gain (loss) on investments	78,976	1,401	39,144
Net increase (decrease) in net assets from operations	86,631	4,670	39,912
Contract owner transactions:
Variable annuity deposits	52,904	-	703
Terminations, withdrawals and annuity payments	(54,920)	(1,915)	(1,501)
Transfers between subaccounts, net	7,799	29,279	(100,000)
Maintenance charges and mortality adjustments	(915)	-	-
Increase (decrease) in net assets from contract transactions	4,868	27,364	(100,798)
Total increase (decrease) in net assets	91,499	32,034	(60,886)
Net assets as of December 31, 2017	$545,579	$179,081	$108,238
Investment income (loss):
Dividend distributions	9,755	5,463	1,188
Investment Expenses:
Mortality and expense risk and administrative charges	(3,359)	(1,245)	(485)
Net investment income (loss)	6,396	4,218	703
Increase (decrease) in net assets from operations:
Capital gain distributions	40,507	-	7,006
Realized capital gain (loss) on investments	3,813	(101)	173
Change in unrealized appreciation (depreciation)	(104,902)	(10,434)	(24,601)
Net gain (loss) on investments	(60,582)	(10,535)	(17,422)
Net increase (decrease) in net assets from operations	(54,186)	(6,317)	(16,719)
Contract owner transactions:
Variable annuity deposits	-	6,750	-
Terminations, withdrawals and annuity payments	(3,077)	(5,437)	(1,575)
Transfers between subaccounts, net	70,385	24,734	-
Maintenance charges and mortality adjustments	(1,007)	-	-
Increase (decrease) in net assets from contract transactions	66,301	26,047	(1,575)
Total increase (decrease) in net assets	12,115	19,730	(18,294)
Net assets as of December 31, 2018	$557,694	$198,811	$89,944

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Century VP Mid Cap Value (d)	American Century VP Ultra	American Century VP Value
Net assets as of December 31, 2016	$14,306,998	$13,629,350	$43,993,507
Investment income (loss):
Dividend distributions	125,269	34,736	640,420
Investment Expenses:
Mortality and expense risk and administrative charges	(72,541)	(117,166)	(333,563)
Net investment income (loss)	52,728	(82,430)	306,857
Increase (decrease) in net assets from operations:
Capital gain distributions	192,832	717,089	-
Realized capital gain (loss) on investments	1,523,199	777,312	2,419,710
Change in unrealized appreciation (depreciation)	(803,405)	2,544,047	535,495
Net gain (loss) on investments	912,626	4,038,448	2,955,205
Net increase (decrease) in net assets from operations	965,354	3,956,018	3,262,062
Contract owner transactions:
Variable annuity deposits	223,151	296,930	1,508,427
Terminations, withdrawals and annuity payments	(1,387,001)	(1,845,513)	(4,082,437)
Transfers between subaccounts, net	(6,145,854)	11,595	1,721,364
Maintenance charges and mortality adjustments	(40,411)	(72,076)	(199,973)
Increase (decrease) in net assets from contract transactions	(7,350,115)	(1,609,064)	(1,052,619)
Total increase (decrease) in net assets	(6,384,761)	2,346,954	2,209,443
Net assets as of December 31, 2017	$7,922,237	$15,976,304	$46,202,950
Investment income (loss):
Dividend distributions	89,225	19,479	578,674
Investment Expenses:
Mortality and expense risk and administrative charges	(56,785)	(134,882)	(298,837)
Net investment income (loss)	32,440	(115,403)	279,837
Increase (decrease) in net assets from operations:
Capital gain distributions	458,904	1,738,756	2,503
Realized capital gain (loss) on investments	305,763	1,277,041	2,633,460
Change in unrealized appreciation (depreciation)	(1,696,530)	(2,687,054)	(6,650,756)
Net gain (loss) on investments	(931,863)	328,743	(4,014,793)
Net increase (decrease) in net assets from operations	(899,423)	213,340	(3,734,956)
Contract owner transactions:
Variable annuity deposits	141,175	599,642	929,488
Terminations, withdrawals and annuity payments	(1,227,290)	(2,432,109)	(4,100,020)
Transfers between subaccounts, net	(254,157)	(55,076)	(4,739,103)
Maintenance charges and mortality adjustments	(29,079)	(70,994)	(172,519)
Increase (decrease) in net assets from contract transactions	(1,369,351)	(1,958,537)	(8,082,154)
Total increase (decrease) in net assets	(2,268,774)	(1,745,197)	(11,817,110)
Net assets as of December 31, 2018	$5,653,463	$14,231,107	$34,385,840

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth	American Funds IS Global Bond
Net assets as of December 31, 2016	$5,637,607	$4,908,525	$4,500,352
Investment income (loss):
Dividend distributions	152,616	33,064	17,507
Investment Expenses:
Mortality and expense risk and administrative charges	(70,972)	(21,885)	(35,725)
Net investment income (loss)	81,644	11,179	(18,218)
Increase (decrease) in net assets from operations:
Capital gain distributions	374,519	263,577	29,311
Realized capital gain (loss) on investments	122,310	(17,903)	80
Change in unrealized appreciation (depreciation)	549,019	(10,795)	262,007
Net gain (loss) on investments	1,045,848	234,879	291,398
Net increase (decrease) in net assets from operations	1,127,492	246,058	273,180
Contract owner transactions:
Variable annuity deposits	719,665	1,202,300	216,029
Terminations, withdrawals and annuity payments	(840,144)	(87,226)	(214,215)
Transfers between subaccounts, net	6,846,556	(5,533,758)	39,585
Maintenance charges and mortality adjustments	(13,114)	(315)	(20,387)
Increase (decrease) in net assets from contract transactions	6,712,963	(4,418,999)	21,012
Total increase (decrease) in net assets	7,840,455	(4,172,941)	294,192
Net assets as of December 31, 2017	$13,478,062	$735,584	$4,794,544
Investment income (loss):
Dividend distributions	192,228	14,395	129,372
Investment Expenses:
Mortality and expense risk and administrative charges	(104,415)	(9,222)	(46,088)
Net investment income (loss)	87,813	5,173	83,284
Increase (decrease) in net assets from operations:
Capital gain distributions	613,015	136,621	19,943
Realized capital gain (loss) on investments	86,782	50,875	(3,430)
Change in unrealized appreciation (depreciation)	(1,496,237)	(111,224)	(248,993)
Net gain (loss) on investments	(796,440)	76,272	(232,480)
Net increase (decrease) in net assets from operations	(708,627)	81,445	(149,196)
Contract owner transactions:
Variable annuity deposits	804,765	88,270	339,922
Terminations, withdrawals and annuity payments	(2,951,039)	(60,982)	(387,782)
Transfers between subaccounts, net	1,381,205	(399,427)	1,992,270
Maintenance charges and mortality adjustments	(18,309)	(184)	(25,157)
Increase (decrease) in net assets from contract transactions	(783,378)	(372,323)	1,919,253
Total increase (decrease) in net assets	(1,492,005)	(290,878)	1,770,057
Net assets as of December 31, 2018	$11,986,057	$444,706	$6,564,601

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	American Funds IS Global Growth	American Funds IS Global Growth and Income	American Funds IS Global Small Capitalization
Net assets as of December 31, 2016	$2,722,010	$15,867	$5,316
Investment income (loss):
Dividend distributions	43,343	3,678	308
Investment Expenses:
Mortality and expense risk and administrative charges	(43,347)	(1,658)	(920)
Net investment income (loss)	(4)	2,020	(612)
Increase (decrease) in net assets from operations:
Capital gain distributions	182,688	2,850	-
Realized capital gain (loss) on investments	34,668	149	284
Change in unrealized appreciation (depreciation)	1,088,887	17,347	13,378
Net gain (loss) on investments	1,306,243	20,346	13,662
Net increase (decrease) in net assets from operations	1,306,239	22,366	13,050
Contract owner transactions:
Variable annuity deposits	1,018,051	71,635	23,281
Terminations, withdrawals and annuity payments	(484,934)	(526)	(890)
Transfers between subaccounts, net	3,819,406	79,607	59,070
Maintenance charges and mortality adjustments	(21,783)	(5)	-
Increase (decrease) in net assets from contract transactions	4,330,740	150,711	81,461
Total increase (decrease) in net assets	5,636,979	173,077	94,511
Net assets as of December 31, 2017	$8,358,989	$188,944	$99,827
Investment income (loss):
Dividend distributions	41,992	5,544	23
Investment Expenses:
Mortality and expense risk and administrative charges	(67,595)	(3,780)	(1,301)
Net investment income (loss)	(25,603)	1,764	(1,278)
Increase (decrease) in net assets from operations:
Capital gain distributions	681,051	111,696	4,518
Realized capital gain (loss) on investments	122,038	(85,517)	251
Change in unrealized appreciation (depreciation)	(1,548,748)	(41,968)	(16,534)
Net gain (loss) on investments	(745,659)	(15,789)	(11,765)
Net increase (decrease) in net assets from operations	(771,262)	(14,025)	(13,043)
Contract owner transactions:
Variable annuity deposits	859,143	-	7,572
Terminations, withdrawals and annuity payments	(564,842)	(13,909)	-
Transfers between subaccounts, net	(811,223)	4,906	392
Maintenance charges and mortality adjustments	(24,952)	(27)	-
Increase (decrease) in net assets from contract transactions	(541,874)	(9,030)	7,964
Total increase (decrease) in net assets	(1,313,136)	(23,055)	(5,079)
Net assets as of December 31, 2018	$7,045,853	$165,889	$94,748

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	American Funds IS Growth	American Funds IS Growth-Income	American Funds IS International
Net assets as of December 31, 2016	$46,130	$9,918,233	$1,665,580
Investment income (loss):
Dividend distributions	7,761	202,982	63,250
Investment Expenses:
Mortality and expense risk and administrative charges	(7,221)	(125,436)	(31,513)
Net investment income (loss)	540	77,546	31,737
Increase (decrease) in net assets from operations:
Capital gain distributions	19,011	1,029,352	43,654
Realized capital gain (loss) on investments	860	125,379	60,167
Change in unrealized appreciation (depreciation)	185,289	1,567,541	807,261
Net gain (loss) on investments	205,160	2,722,272	911,082
Net increase (decrease) in net assets from operations	205,700	2,799,818	942,819
Contract owner transactions:
Variable annuity deposits	83,731	2,273,036	1,068,524
Terminations, withdrawals and annuity payments	(33,684)	(1,179,605)	(160,088)
Transfers between subaccounts, net	2,098,738	3,193,826	3,359,410
Maintenance charges and mortality adjustments	(86)	(41,318)	(9,833)
Increase (decrease) in net assets from contract transactions	2,148,699	4,245,939	4,258,013
Total increase (decrease) in net assets	2,354,399	7,045,757	5,200,832
Net assets as of December 31, 2017	$2,400,529	$16,963,990	$6,866,412
Investment income (loss):
Dividend distributions	2,471	209,670	97,884
Investment Expenses:
Mortality and expense risk and administrative charges	(10,753)	(135,971)	(53,367)
Net investment income (loss)	(8,282)	73,699	44,517
Increase (decrease) in net assets from operations:
Capital gain distributions	63,886	1,175,473	333,487
Realized capital gain (loss) on investments	279,440	386,229	122,555
Change in unrealized appreciation (depreciation)	(279,711)	(2,050,917)	(1,436,497)
Net gain (loss) on investments	63,615	(489,215)	(980,455)
Net increase (decrease) in net assets from operations	55,333	(415,516)	(935,938)
Contract owner transactions:
Variable annuity deposits	214,147	1,736,450	801,317
Terminations, withdrawals and annuity payments	(98,213)	(3,519,492)	(1,194,771)
Transfers between subaccounts, net	(1,544,152)	(186,509)	109,209
Maintenance charges and mortality adjustments	(392)	(44,599)	(18,053)
Increase (decrease) in net assets from contract transactions	(1,428,610)	(2,014,150)	(302,298)
Total increase (decrease) in net assets	(1,373,277)	(2,429,666)	(1,238,236)
Net assets as of December 31, 2018	$1,027,252	$14,534,324	$5,628,176

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World
Net assets as of December 31, 2016	$141,257	$262,635	$665,207
Investment income (loss):
Dividend distributions	55,816	970	27,103
Investment Expenses:
Mortality and expense risk and administrative charges	(5,853)	(452)	(16,413)
Net investment income (loss)	49,963	518	10,690
Increase (decrease) in net assets from operations:
Capital gain distributions	-	479	-
Realized capital gain (loss) on investments	(466)	(5,494)	68,664
Change in unrealized appreciation (depreciation)	156,897	4,645	430,712
Net gain (loss) on investments	156,431	(370)	499,376
Net increase (decrease) in net assets from operations	206,394	148	510,066
Contract owner transactions:
Variable annuity deposits	5,094	131	60,588
Terminations, withdrawals and annuity payments	(49,573)	(132,351)	(199,251)
Transfers between subaccounts, net	2,714,896	(117,263)	2,870,978
Maintenance charges and mortality adjustments	-	(24)	(2,102)
Increase (decrease) in net assets from contract transactions	2,670,417	(249,507)	2,730,213
Total increase (decrease) in net assets	2,876,811	(249,359)	3,240,279
Net assets as of December 31, 2017	$3,018,068	$13,276	$3,905,486
Investment income (loss):
Dividend distributions	4,755	234	14,342
Investment Expenses:
Mortality and expense risk and administrative charges	(2,689)	(57)	(18,173)
Net investment income (loss)	2,066	177	(3,831)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	61,219
Realized capital gain (loss) on investments	264,767	(41)	352,867
Change in unrealized appreciation (depreciation)	(155,076)	(200)	(659,067)
Net gain (loss) on investments	109,691	(241)	(244,981)
Net increase (decrease) in net assets from operations	111,757	(64)	(248,812)
Contract owner transactions:
Variable annuity deposits	-	-	207,547
Terminations, withdrawals and annuity payments	(111,642)	(795)	(255,379)
Transfers between subaccounts, net	(2,821,503)	-	(1,769,519)
Maintenance charges and mortality adjustments	-	-	(4,046)
Increase (decrease) in net assets from contract transactions	(2,933,145)	(795)	(1,821,397)
Total increase (decrease) in net assets	(2,821,388)	(859)	(2,070,209)
Net assets as of December 31, 2018	$196,680	$12,417	$1,835,277

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS U.S. Government/AAA-Rated Securities	AMG Managers Fairpointe Mid Cap	Ariel
Net assets as of December 31, 2016	$213,832	$2,764,298	$4,633,983
Investment income (loss):
Dividend distributions	1,234	-	41,509
Investment Expenses:
Mortality and expense risk and administrative charges	(1,552)	(28,028)	(42,014)
Net investment income (loss)	(318)	(28,028)	(505)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	193,370	296,996
Realized capital gain (loss) on investments	(3,568)	64,568	172,916
Change in unrealized appreciation (depreciation)	7,144	82,775	213,986
Net gain (loss) on investments	3,576	340,713	683,898
Net increase (decrease) in net assets from operations	3,258	312,685	683,393
Contract owner transactions:
Variable annuity deposits	12,007	133,129	90,904
Terminations, withdrawals and annuity payments	(8,011)	(252,328)	(300,012)
Transfers between subaccounts, net	(105,006)	177,997	1,060,609
Maintenance charges and mortality adjustments	(105)	(9,680)	(12,680)
Increase (decrease) in net assets from contract transactions	(101,115)	49,118	838,821
Total increase (decrease) in net assets	(97,857)	361,803	1,522,214
Net assets as of December 31, 2017	$115,975	$3,126,101	$6,156,197
Investment income (loss):
Dividend distributions	1,114	9,077	48,027
Investment Expenses:
Mortality and expense risk and administrative charges	(1,524)	(25,163)	(54,875)
Net investment income (loss)	(410)	(16,086)	(6,848)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	160,669	392,781
Realized capital gain (loss) on investments	(1,839)	30,058	177,852
Change in unrealized appreciation (depreciation)	1,211	(694,315)	(1,308,775)
Net gain (loss) on investments	(628)	(503,588)	(738,142)
Net increase (decrease) in net assets from operations	(1,038)	(519,674)	(744,990)
Contract owner transactions:
Variable annuity deposits	-	112,475	117,237
Terminations, withdrawals and annuity payments	-	(408,832)	(783,159)
Transfers between subaccounts, net	(52,061)	(196,356)	(177,925)
Maintenance charges and mortality adjustments	(63)	(9,299)	(14,467)
Increase (decrease) in net assets from contract transactions	(52,124)	(502,012)	(858,314)
Total increase (decrease) in net assets	(53,162)	(1,021,686)	(1,603,304)
Net assets as of December 31, 2018	$62,813	$2,104,415	$4,552,893

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Baron Asset	BlackRock Advantage Large Cap Core V.I.	BlackRock Advantage Small Cap Growth
Net assets as of December 31, 2016	$431,085	$58,587	$66,686
Investment income (loss):
Dividend distributions	-	1,093	95
Investment Expenses:
Mortality and expense risk and administrative charges	(4,780)	(958)	(712)
Net investment income (loss)	(4,780)	135	(617)
Increase (decrease) in net assets from operations:
Capital gain distributions	41,961	29,191	13,047
Realized capital gain (loss) on investments	14,788	(20)	1,732
Change in unrealized appreciation (depreciation)	58,686	(16,140)	(4,473)
Net gain (loss) on investments	115,435	13,031	10,306
Net increase (decrease) in net assets from operations	110,655	13,166	9,689
Contract owner transactions:
Variable annuity deposits	25,865	23,302	9,947
Terminations, withdrawals and annuity payments	(51,294)	(73)	(1,686)
Transfers between subaccounts, net	231,793	17,916	18,578
Maintenance charges and mortality adjustments	(3,498)	-	(425)
Increase (decrease) in net assets from contract transactions	202,866	41,145	26,414
Total increase (decrease) in net assets	313,521	54,311	36,103
Net assets as of December 31, 2017	$744,606	$112,898	$102,789
Investment income (loss):
Dividend distributions	-	1,193	81
Investment Expenses:
Mortality and expense risk and administrative charges	(6,819)	(1,214)	(992)
Net investment income (loss)	(6,819)	(21)	(911)
Increase (decrease) in net assets from operations:
Capital gain distributions	44,372	12,554	21,213
Realized capital gain (loss) on investments	38,302	(4,574)	2,127
Change in unrealized appreciation (depreciation)	(73,865)	(13,813)	(27,947)
Net gain (loss) on investments	8,809	(5,833)	(4,607)
Net increase (decrease) in net assets from operations	1,990	(5,854)	(5,518)
Contract owner transactions:
Variable annuity deposits	36,226	-	17,880
Terminations, withdrawals and annuity payments	(76,189)	(350)	(8,437)
Transfers between subaccounts, net	(83,723)	(18,666)	(22,142)
Maintenance charges and mortality adjustments	(3,531)	-	(498)
Increase (decrease) in net assets from contract transactions	(127,217)	(19,016)	(13,197)
Total increase (decrease) in net assets	(125,227)	(24,870)	(18,715)
Net assets as of December 31, 2018	$619,379	$88,028	$84,074

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend
Net assets as of December 31, 2016	$30,979	$241,538	$1,012,701
Investment income (loss):
Dividend distributions	1,472	-	9,629
Investment Expenses:
Mortality and expense risk and administrative charges	(958)	(4,087)	(5,928)
Net investment income (loss)	514	(4,087)	3,701
Increase (decrease) in net assets from operations:
Capital gain distributions	4,353	37,096	83,855
Realized capital gain (loss) on investments	(49)	1,425	16,338
Change in unrealized appreciation (depreciation)	2,279	43,667	(6,809)
Net gain (loss) on investments	6,583	82,188	93,384
Net increase (decrease) in net assets from operations	7,097	78,101	97,085
Contract owner transactions:
Variable annuity deposits	17,909	15,003	74,984
Terminations, withdrawals and annuity payments	-	(31,688)	(24,045)
Transfers between subaccounts, net	112,574	44,836	(500,277)
Maintenance charges and mortality adjustments	(50)	(30)	(3,411)
Increase (decrease) in net assets from contract transactions	130,433	28,121	(452,749)
Total increase (decrease) in net assets	137,530	106,222	(355,664)
Net assets as of December 31, 2017	$168,509	$347,760	$657,037
Investment income (loss):
Dividend distributions	2,641	-	10,587
Investment Expenses:
Mortality and expense risk and administrative charges	(1,475)	(5,021)	(5,893)
Net investment income (loss)	1,166	(5,021)	4,694
Increase (decrease) in net assets from operations:
Capital gain distributions	18,487	113,588	60,942
Realized capital gain (loss) on investments	(18)	795	2,392
Change in unrealized appreciation (depreciation)	(34,640)	(106,834)	(117,622)
Net gain (loss) on investments	(16,171)	7,549	(54,288)
Net increase (decrease) in net assets from operations	(15,005)	2,528	(49,594)
Contract owner transactions:
Variable annuity deposits	-	-	59,160
Terminations, withdrawals and annuity payments	-	(426)	(108,479)
Transfers between subaccounts, net	-	3,350	6,690
Maintenance charges and mortality adjustments	(52)	-	(4,993)
Increase (decrease) in net assets from contract transactions	(52)	2,924	(47,622)
Total increase (decrease) in net assets	(15,057)	5,452	(97,216)
Net assets as of December 31, 2018	$153,452	$353,212	$559,821

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	BlackRock Equity Dividend V.I.	BlackRock Global Allocation	BlackRock Global Allocation V.I.
Net assets as of December 31, 2016	$3,152,422	$231,308	$1,813,555
Investment income (loss):
Dividend distributions	44,363	2,352	22,146
Investment Expenses:
Mortality and expense risk and administrative charges	(21,793)	(2,175)	(13,284)
Net investment income (loss)	22,570	177	8,862
Increase (decrease) in net assets from operations:
Capital gain distributions	145,491	8,563	20,816
Realized capital gain (loss) on investments	168,373	(923)	(14,401)
Change in unrealized appreciation (depreciation)	94,733	19,961	181,621
Net gain (loss) on investments	408,597	27,601	188,036
Net increase (decrease) in net assets from operations	431,167	27,778	196,898
Contract owner transactions:
Variable annuity deposits	236,307	980	170,011
Terminations, withdrawals and annuity payments	(247,234)	(20,183)	(79,669)
Transfers between subaccounts, net	(673,779)	141,720	(282,233)
Maintenance charges and mortality adjustments	(13,436)	(942)	(6,330)
Increase (decrease) in net assets from contract transactions	(698,142)	121,575	(198,221)
Total increase (decrease) in net assets	(266,975)	149,353	(1,323)
Net assets as of December 31, 2017	$2,885,447	$380,661	$1,812,232
Investment income (loss):
Dividend distributions	85,873	1,978	17,923
Investment Expenses:
Mortality and expense risk and administrative charges	(36,222)	(3,242)	(16,729)
Net investment income (loss)	49,651	(1,264)	1,194
Increase (decrease) in net assets from operations:
Capital gain distributions	389,850	13,767	91,107
Realized capital gain (loss) on investments	8,742	(209)	2,249
Change in unrealized appreciation (depreciation)	(906,887)	(41,665)	(276,432)
Net gain (loss) on investments	(508,295)	(28,107)	(183,076)
Net increase (decrease) in net assets from operations	(458,644)	(29,371)	(181,882)
Contract owner transactions:
Variable annuity deposits	415,875	2,352	464,552
Terminations, withdrawals and annuity payments	(426,009)	(33,765)	(196,023)
Transfers between subaccounts, net	2,280,450	(3,825)	8,331
Maintenance charges and mortality adjustments	(15,699)	(1,214)	(7,247)
Increase (decrease) in net assets from contract transactions	2,254,617	(36,452)	269,613
Total increase (decrease) in net assets	1,795,973	(65,823)	87,731
Net assets as of December 31, 2018	$4,681,420	$314,838	$1,899,963

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	BlackRock Global Opportunities V.I. (d)	BlackRock High Yield V.I.	BlackRock International Dividend
Net assets as of December 31, 2016	$34,598	$21,077,782	$328,288
Investment income (loss):
Dividend distributions	268	1,088,632	3,296
Investment Expenses:
Mortality and expense risk and administrative charges	(283)	(257,435)	(3,131)
Net investment income (loss)	(15)	831,197	165
Increase (decrease) in net assets from operations:
Capital gain distributions	2,711	-	51,711
Realized capital gain (loss) on investments	938	773,762	(8,428)
Change in unrealized appreciation (depreciation)	2,084	(412,177)	5,833
Net gain (loss) on investments	5,733	361,585	49,116
Net increase (decrease) in net assets from operations	5,718	1,192,782	49,281
Contract owner transactions:
Variable annuity deposits	-	3,812,291	21,927
Terminations, withdrawals and annuity payments	(9,736)	(1,448,690)	(37,139)
Transfers between subaccounts, net	(9,118)	(18,597,546)	(36,963)
Maintenance charges and mortality adjustments	(14)	(20,248)	(2,657)
Increase (decrease) in net assets from contract transactions	(18,868)	(16,254,193)	(54,832)
Total increase (decrease) in net assets	(13,150)	(15,061,411)	(5,551)
Net assets as of December 31, 2017	$21,448	$6,016,371	$322,737
Investment income (loss):
Dividend distributions	-	791,351	7,985
Investment Expenses:
Mortality and expense risk and administrative charges	(112)	(181,642)	(2,775)
Net investment income (loss)	(112)	609,709	5,210
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	6,658
Realized capital gain (loss) on investments	1,399	(995,464)	(25,709)
Change in unrealized appreciation (depreciation)	(1,135)	(296,372)	(29,869)
Net gain (loss) on investments	264	(1,291,836)	(48,920)
Net increase (decrease) in net assets from operations	152	(682,127)	(43,710)
Contract owner transactions:
Variable annuity deposits	-	286,387	23,507
Terminations, withdrawals and annuity payments	-	(1,017,525)	(12,228)
Transfers between subaccounts, net	(21,600)	(1,123,105)	(95,091)
Maintenance charges and mortality adjustments	-	(20,242)	(1,239)
Increase (decrease) in net assets from contract transactions	(21,600)	(1,874,485)	(85,051)
Total increase (decrease) in net assets	(21,448)	(2,556,612)	(128,761)
Net assets as of December 31, 2018	$-	$3,459,759	$193,976

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	BlackRock Large Cap Focus Growth V.I.	Calamos Growth	Calamos Growth and Income
Net assets as of December 31, 2016	$30,515	$8,888,101	$8,015,920
Investment income (loss):
Dividend distributions	2	-	128,124
Investment Expenses:
Mortality and expense risk and administrative charges	(1,069)	(84,419)	(74,826)
Net investment income (loss)	(1,067)	(84,419)	53,298
Increase (decrease) in net assets from operations:
Capital gain distributions	6,350	1,177,538	464,468
Realized capital gain (loss) on investments	12,797	(372,888)	54,677
Change in unrealized appreciation (depreciation)	919	1,390,047	601,355
Net gain (loss) on investments	20,066	2,194,697	1,120,500
Net increase (decrease) in net assets from operations	18,999	2,110,278	1,173,798
Contract owner transactions:
Variable annuity deposits	-	181,470	162,817
Terminations, withdrawals and annuity payments	(681)	(856,345)	(818,144)
Transfers between subaccounts, net	(9,582)	(614,725)	(204,823)
Maintenance charges and mortality adjustments	-	(21,088)	(22,264)
Increase (decrease) in net assets from contract transactions	(10,263)	(1,310,688)	(882,414)
Total increase (decrease) in net assets	8,736	799,590	291,384
Net assets as of December 31, 2017	$39,251	$9,687,691	$8,307,304
Investment income (loss):
Dividend distributions	-	-	127,265
Investment Expenses:
Mortality and expense risk and administrative charges	(1,183)	(88,099)	(74,103)
Net investment income (loss)	(1,183)	(88,099)	53,162
Increase (decrease) in net assets from operations:
Capital gain distributions	9,404	1,158,225	443,486
Realized capital gain (loss) on investments	(23,374)	(229,231)	85,974
Change in unrealized appreciation (depreciation)	(14,768)	(1,363,902)	(906,022)
Net gain (loss) on investments	(28,738)	(434,908)	(376,562)
Net increase (decrease) in net assets from operations	(29,921)	(523,007)	(323,400)
Contract owner transactions:
Variable annuity deposits	-	154,027	150,696
Terminations, withdrawals and annuity payments	(8,152)	(1,049,387)	(830,215)
Transfers between subaccounts, net	53,135	(209,599)	(191,295)
Maintenance charges and mortality adjustments	(28)	(21,434)	(22,377)
Increase (decrease) in net assets from contract transactions	44,955	(1,126,393)	(893,191)
Total increase (decrease) in net assets	15,034	(1,649,400)	(1,216,591)
Net assets as of December 31, 2018	$54,285	$8,038,291	$7,090,713

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Calamos High Income Opportunities	ClearBridge Small Cap Growth	ClearBridge Variable Aggressive Growth
Net assets as of December 31, 2016	$412,007	$18,563	$23,807,484
Investment income (loss):
Dividend distributions	21,274	-	41,406
Investment Expenses:
Mortality and expense risk and administrative charges	(4,000)	(180)	(149,083)
Net investment income (loss)	17,274	(180)	(107,677)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	617	1,061,012
Realized capital gain (loss) on investments	(1,770)	1,259	635,630
Change in unrealized appreciation (depreciation)	5,573	2,506	1,276,074
Net gain (loss) on investments	3,803	4,382	2,972,716
Net increase (decrease) in net assets from operations	21,077	4,202	2,865,039
Contract owner transactions:
Variable annuity deposits	39,289	-	432,463
Terminations, withdrawals and annuity payments	(27,861)	(197)	(1,568,576)
Transfers between subaccounts, net	28,342	(4,509)	(9,656,453)
Maintenance charges and mortality adjustments	(2,581)	(45)	(100,064)
Increase (decrease) in net assets from contract transactions	37,189	(4,751)	(10,892,630)
Total increase (decrease) in net assets	58,266	(549)	(8,027,591)
Net assets as of December 31, 2017	$470,273	$18,014	$15,779,893
Investment income (loss):
Dividend distributions	29,269	-	55,902
Investment Expenses:
Mortality and expense risk and administrative charges	(4,449)	(148)	(127,826)
Net investment income (loss)	24,820	(148)	(71,924)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,882	956,262
Realized capital gain (loss) on investments	(11,612)	1,502	463,558
Change in unrealized appreciation (depreciation)	(37,533)	(2,565)	(2,525,371)
Net gain (loss) on investments	(49,145)	819	(1,105,551)
Net increase (decrease) in net assets from operations	(24,325)	671	(1,177,475)
Contract owner transactions:
Variable annuity deposits	33,806	-	208,068
Terminations, withdrawals and annuity payments	(47,339)	-	(1,981,051)
Transfers between subaccounts, net	(12,527)	(4,914)	18,445
Maintenance charges and mortality adjustments	(2,356)	(6)	(77,064)
Increase (decrease) in net assets from contract transactions	(28,416)	(4,920)	(1,831,602)
Total increase (decrease) in net assets	(52,741)	(4,249)	(3,009,077)
Net assets as of December 31, 2018	$417,532	$13,765	$12,770,816

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	ClearBridge Variable Small Cap Growth	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio
Net assets as of December 31, 2016	$8,234,075	$593,260	$870,754
Investment income (loss):
Dividend distributions	-	5,324	26,144
Investment Expenses:
Mortality and expense risk and administrative charges	(89,161)	(3,230)	(11,576)
Net investment income (loss)	(89,161)	2,094	14,568
Increase (decrease) in net assets from operations:
Capital gain distributions	221,731	145	28,450
Realized capital gain (loss) on investments	376,828	(3,694)	7,538
Change in unrealized appreciation (depreciation)	1,325,537	8,919	196,855
Net gain (loss) on investments	1,924,096	5,370	232,843
Net increase (decrease) in net assets from operations	1,834,935	7,464	247,411
Contract owner transactions:
Variable annuity deposits	326,175	20	-
Terminations, withdrawals and annuity payments	(1,256,223)	(66,835)	(39,974)
Transfers between subaccounts, net	1,839,654	(247,737)	33,683
Maintenance charges and mortality adjustments	(46,127)	(18)	(588)
Increase (decrease) in net assets from contract transactions	863,479	(314,570)	(6,879)
Total increase (decrease) in net assets	2,698,414	(307,106)	240,532
Net assets as of December 31, 2017	$10,932,489	$286,154	$1,111,286
Investment income (loss):
Dividend distributions	-	12,855	12,590
Investment Expenses:
Mortality and expense risk and administrative charges	(106,946)	(2,297)	(10,533)
Net investment income (loss)	(106,946)	10,558	2,057
Increase (decrease) in net assets from operations:
Capital gain distributions	895,520	-	32,937
Realized capital gain (loss) on investments	1,864,419	(3,171)	46,811
Change in unrealized appreciation (depreciation)	(1,902,938)	(5,210)	(257,598)
Net gain (loss) on investments	857,001	(8,381)	(177,850)
Net increase (decrease) in net assets from operations	750,055	2,177	(175,793)
Contract owner transactions:
Variable annuity deposits	366,648	147	18,972
Terminations, withdrawals and annuity payments	(1,653,939)	(94,365)	(328,440)
Transfers between subaccounts, net	(3,241,769)	87,106	23,207
Maintenance charges and mortality adjustments	(48,446)	(30)	(621)
Increase (decrease) in net assets from contract transactions	(4,577,506)	(7,142)	(286,882)
Total increase (decrease) in net assets	(3,827,451)	(4,965)	(462,675)
Net assets as of December 31, 2018	$7,105,038	$281,189	$648,611

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
Net assets as of December 31, 2016	$1,004,216	$1,086,456	$2,007,711
Investment income (loss):
Dividend distributions	34,508	7,945	47,230
Investment Expenses:
Mortality and expense risk and administrative charges	(10,529)	(7,455)	(24,386)
Net investment income (loss)	23,979	490	22,844
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	103,010
Realized capital gain (loss) on investments	(54)	562	21,031
Change in unrealized appreciation (depreciation)	229,855	(790)	250,118
Net gain (loss) on investments	229,801	(228)	374,159
Net increase (decrease) in net assets from operations	253,780	262	397,003
Contract owner transactions:
Variable annuity deposits	43,257	-	58,378
Terminations, withdrawals and annuity payments	(204,504)	(78,084)	(135,308)
Transfers between subaccounts, net	232,397	(245,061)	389,628
Maintenance charges and mortality adjustments	(133)	(1,610)	(1,262)
Increase (decrease) in net assets from contract transactions	71,017	(324,755)	311,436
Total increase (decrease) in net assets	324,797	(324,493)	708,439
Net assets as of December 31, 2017	$1,329,013	$761,963	$2,716,150
Investment income (loss):
Dividend distributions	28,642	11,888	66,238
Investment Expenses:
Mortality and expense risk and administrative charges	(10,847)	(7,207)	(28,565)
Net investment income (loss)	17,795	4,681	37,673
Increase (decrease) in net assets from operations:
Capital gain distributions	2,964	-	65,181
Realized capital gain (loss) on investments	31,853	721	56,999
Change in unrealized appreciation (depreciation)	(255,615)	1,625	(543,447)
Net gain (loss) on investments	(220,798)	2,346	(421,267)
Net increase (decrease) in net assets from operations	(203,003)	7,027	(383,594)
Contract owner transactions:
Variable annuity deposits	17,626	64,549	464,417
Terminations, withdrawals and annuity payments	(196,817)	(90,210)	(219,945)
Transfers between subaccounts, net	(3,376)	1,030,280	59,112
Maintenance charges and mortality adjustments	(154)	(1,563)	(1,181)
Increase (decrease) in net assets from contract transactions	(182,721)	1,003,056	302,403
Total increase (decrease) in net assets	(385,724)	1,010,083	(81,191)
Net assets as of December 31, 2018	$943,289	$1,772,046	$2,634,959

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus Appreciation	Dreyfus IP MidCap Stock
Net assets as of December 31, 2016	$1,187,775	$4,939,203	$5,139,295
Investment income (loss):
Dividend distributions	13,290	65,692	44,862
Investment Expenses:
Mortality and expense risk and administrative charges	(14,670)	(50,443)	(40,922)
Net investment income (loss)	(1,380)	15,249	3,940
Increase (decrease) in net assets from operations:
Capital gain distributions	78,864	799,089	82,290
Realized capital gain (loss) on investments	9,163	(122,831)	127,303
Change in unrealized appreciation (depreciation)	17,607	558,436	525,781
Net gain (loss) on investments	105,634	1,234,694	735,374
Net increase (decrease) in net assets from operations	104,254	1,249,943	739,314
Contract owner transactions:
Variable annuity deposits	-	176,232	168,509
Terminations, withdrawals and annuity payments	(81,324)	(417,121)	(311,893)
Transfers between subaccounts, net	61,884	(155,890)	288,333
Maintenance charges and mortality adjustments	(988)	(13,181)	(11,654)
Increase (decrease) in net assets from contract transactions	(20,428)	(409,960)	133,295
Total increase (decrease) in net assets	83,826	839,983	872,609
Net assets as of December 31, 2017	$1,271,601	$5,779,186	$6,011,904
Investment income (loss):
Dividend distributions	11,788	62,833	18,942
Investment Expenses:
Mortality and expense risk and administrative charges	(14,853)	(51,262)	(41,941)
Net investment income (loss)	(3,065)	11,571	(22,999)
Increase (decrease) in net assets from operations:
Capital gain distributions	68,625	739,234	656,056
Realized capital gain (loss) on investments	20,239	(196,227)	61,780
Change in unrealized appreciation (depreciation)	(283,724)	(867,397)	(1,579,183)
Net gain (loss) on investments	(194,860)	(324,390)	(861,347)
Net increase (decrease) in net assets from operations	(197,925)	(312,819)	(884,346)
Contract owner transactions:
Variable annuity deposits	21,554	167,011	215,739
Terminations, withdrawals and annuity payments	(159,036)	(632,541)	(536,474)
Transfers between subaccounts, net	64,257	(778,154)	(207,389)
Maintenance charges and mortality adjustments	(1,059)	(14,655)	(14,973)
Increase (decrease) in net assets from contract transactions	(74,284)	(1,258,339)	(543,097)
Total increase (decrease) in net assets	(272,209)	(1,571,158)	(1,427,443)
Net assets as of December 31, 2018	$999,392	$4,208,028	$4,584,461

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus Opportunistic Midcap Value
Net assets as of December 31, 2016	$4,144,374	$7,766,941	$3,093,285
Investment income (loss):
Dividend distributions	36,305	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(37,569)	(90,299)	(28,217)
Net investment income (loss)	(1,264)	(90,299)	(28,217)
Increase (decrease) in net assets from operations:
Capital gain distributions	237,600	460,462	378,450
Realized capital gain (loss) on investments	74,000	486,903	13,237
Change in unrealized appreciation (depreciation)	198,929	2,521,492	65,818
Net gain (loss) on investments	510,529	3,468,857	457,505
Net increase (decrease) in net assets from operations	509,265	3,378,558	429,288
Contract owner transactions:
Variable annuity deposits	537,668	374,376	51,248
Terminations, withdrawals and annuity payments	(423,960)	(1,301,536)	(220,309)
Transfers between subaccounts, net	995,527	1,603,874	(65,751)
Maintenance charges and mortality adjustments	(17,347)	(52,862)	(8,572)
Increase (decrease) in net assets from contract transactions	1,091,888	623,852	(243,384)
Total increase (decrease) in net assets	1,601,153	4,002,410	185,904
Net assets as of December 31, 2017	$5,745,527	$11,769,351	$3,279,189
Investment income (loss):
Dividend distributions	42,280	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(43,673)	(110,983)	(27,105)
Net investment income (loss)	(1,393)	(110,983)	(27,105)
Increase (decrease) in net assets from operations:
Capital gain distributions	282,752	707,562	582,965
Realized capital gain (loss) on investments	191,198	1,111,557	11,274
Change in unrealized appreciation (depreciation)	(1,085,366)	(2,033,241)	(1,089,496)
Net gain (loss) on investments	(611,416)	(214,122)	(495,257)
Net increase (decrease) in net assets from operations	(612,809)	(325,105)	(522,362)
Contract owner transactions:
Variable annuity deposits	931,953	719,444	40,074
Terminations, withdrawals and annuity payments	(552,253)	(1,535,174)	(370,970)
Transfers between subaccounts, net	(348,639)	(84,856)	(112,371)
Maintenance charges and mortality adjustments	(19,245)	(52,981)	(7,895)
Increase (decrease) in net assets from contract transactions	11,816	(953,567)	(451,162)
Total increase (decrease) in net assets	(600,993)	(1,278,672)	(973,524)
Net assets as of December 31, 2018	$5,144,534	$10,490,679	$2,305,665

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Dreyfus Stock Index	Dreyfus Strategic Value	Dreyfus VIF Appreciation
Net assets as of December 31, 2016	$239,093	$4,610,996	$424,366
Investment income (loss):
Dividend distributions	4,759	40,608	4,343
Investment Expenses:
Mortality and expense risk and administrative charges	(1,713)	(40,774)	(3,079)
Net investment income (loss)	3,046	(166)	1,264
Increase (decrease) in net assets from operations:
Capital gain distributions	5,796	410,836	53,350
Realized capital gain (loss) on investments	4,229	141,960	(7,317)
Change in unrealized appreciation (depreciation)	46,003	23,638	46,808
Net gain (loss) on investments	56,028	576,434	92,841
Net increase (decrease) in net assets from operations	59,074	576,268	94,105
Contract owner transactions:
Variable annuity deposits	5,217	77,432	1,175
Terminations, withdrawals and annuity payments	(32,872)	(631,834)	(48,064)
Transfers between subaccounts, net	133,757	(52,791)	(129,161)
Maintenance charges and mortality adjustments	(13)	(13,601)	(1,100)
Increase (decrease) in net assets from contract transactions	106,089	(620,794)	(177,150)
Total increase (decrease) in net assets	165,163	(44,526)	(83,045)
Net assets as of December 31, 2017	$404,256	$4,566,470	$341,321
Investment income (loss):
Dividend distributions	3,454	64,864	4,524
Investment Expenses:
Mortality and expense risk and administrative charges	(1,662)	(40,241)	(3,291)
Net investment income (loss)	1,792	24,623	1,233
Increase (decrease) in net assets from operations:
Capital gain distributions	5,946	495,069	55,728
Realized capital gain (loss) on investments	39,038	108,954	(6,372)
Change in unrealized appreciation (depreciation)	(52,094)	(1,088,739)	(85,274)
Net gain (loss) on investments	(7,110)	(484,716)	(35,918)
Net increase (decrease) in net assets from operations	(5,318)	(460,093)	(34,685)
Contract owner transactions:
Variable annuity deposits	7,795	55,100	90,360
Terminations, withdrawals and annuity payments	(54,833)	(439,476)	(26,658)
Transfers between subaccounts, net	(132,046)	(56,135)	24,041
Maintenance charges and mortality adjustments	(29)	(11,894)	(1,400)
Increase (decrease) in net assets from contract transactions	(179,113)	(452,405)	86,343
Total increase (decrease) in net assets	(184,431)	(912,498)	51,658
Net assets as of December 31, 2018	$219,825	$3,653,972	$392,979

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Dreyfus VIF International Value	DWS Capital Growth VIP (b)	DWS Core Equity VIP (b)
Net assets as of December 31, 2016	$16,902,935	$24,449	$201,697
Investment income (loss):
Dividend distributions	246,631	127	1,982
Investment Expenses:
Mortality and expense risk and administrative charges	(183,940)	(124)	(2,052)
Net investment income (loss)	62,691	3	(70)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,086	14,902
Realized capital gain (loss) on investments	171,204	13	1,824
Change in unrealized appreciation (depreciation)	4,338,618	4,063	22,664
Net gain (loss) on investments	4,509,822	6,162	39,390
Net increase (decrease) in net assets from operations	4,572,513	6,165	39,320
Contract owner transactions:
Variable annuity deposits	335,831	-	7,044
Terminations, withdrawals and annuity payments	(2,279,105)	(355)	(2,039)
Transfers between subaccounts, net	3,656,366	-	(19,853)
Maintenance charges and mortality adjustments	(111,533)	-	-
Increase (decrease) in net assets from contract transactions	1,601,559	(355)	(14,848)
Total increase (decrease) in net assets	6,174,072	5,810	24,472
Net assets as of December 31, 2017	$23,077,007	$30,259	$226,169
Investment income (loss):
Dividend distributions	318,391	151	2,937
Investment Expenses:
Mortality and expense risk and administrative charges	(211,100)	(152)	(1,699)
Net investment income (loss)	107,291	(1)	1,238
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,897	52,272
Realized capital gain (loss) on investments	495,972	649	4,127
Change in unrealized appreciation (depreciation)	(4,590,520)	(4,502)	(66,136)
Net gain (loss) on investments	(4,094,548)	(956)	(9,737)
Net increase (decrease) in net assets from operations	(3,987,257)	(957)	(8,499)
Contract owner transactions:
Variable annuity deposits	369,793	1	6,475
Terminations, withdrawals and annuity payments	(3,693,164)	(673)	(36,328)
Transfers between subaccounts, net	2,213,280	513	(24,001)
Maintenance charges and mortality adjustments	(118,708)	-	-
Increase (decrease) in net assets from contract transactions	(1,228,799)	(159)	(53,854)
Total increase (decrease) in net assets	(5,216,056)	(1,116)	(62,353)
Net assets as of December 31, 2018	$17,860,951	$29,143	$163,816

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	DWS Global Small Cap VIP (b)	DWS Government & Agency Securities VIP (b)	DWS High Income VIP (b)
Net assets as of December 31, 2016	$19,094	$21,053	$1,510,675
Investment income (loss):
Dividend distributions	-	457	85,279
Investment Expenses:
Mortality and expense risk and administrative charges	(314)	(68)	(7,601)
Net investment income (loss)	(314)	389	77,678
Increase (decrease) in net assets from operations:
Capital gain distributions	1,815	-	-
Realized capital gain (loss) on investments	29	(646)	(1,730)
Change in unrealized appreciation (depreciation)	4,056	430	(35,986)
Net gain (loss) on investments	5,900	(216)	(37,716)
Net increase (decrease) in net assets from operations	5,586	173	39,962
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(2,534)	(71)	(12,494)
Transfers between subaccounts, net	20,000	(12,362)	(1,535,768)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	17,466	(12,433)	(1,548,262)
Total increase (decrease) in net assets	23,052	(12,260)	(1,508,300)
Net assets as of December 31, 2017	$42,146	$8,793	$2,375
Investment income (loss):
Dividend distributions	-	203	3,756
Investment Expenses:
Mortality and expense risk and administrative charges	(358)	(29)	(146)
Net investment income (loss)	(358)	174	3,610
Increase (decrease) in net assets from operations:
Capital gain distributions	5,445	-	-
Realized capital gain (loss) on investments	5	(761)	(2,886)
Change in unrealized appreciation (depreciation)	(13,917)	430	(637)
Net gain (loss) on investments	(8,467)	(331)	(3,523)
Net increase (decrease) in net assets from operations	(8,825)	(157)	87
Contract owner transactions:
Variable annuity deposits	2	-	-
Terminations, withdrawals and annuity payments	(918)	-	(2,450)
Transfers between subaccounts, net	-	(8,636)	5,736
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(916)	(8,636)	3,286
Total increase (decrease) in net assets	(9,741)	(8,793)	3,373
Net assets as of December 31, 2018	$32,405	$-	$5,748

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	DWS International Growth (b)	DWS Small Mid Cap Value VIP (b)	Eaton Vance VT Floating-Rate Income
Net assets as of December 31, 2016	$-	$10,496	$9,379,703
Investment income (loss):
Dividend distributions	-	61	335,152
Investment Expenses:
Mortality and expense risk and administrative charges	(231)	(238)	(146,153)
Net investment income (loss)	(231)	(177)	188,999
Increase (decrease) in net assets from operations:
Capital gain distributions	-	367	-
Realized capital gain (loss) on investments	119	(303)	63,809
Change in unrealized appreciation (depreciation)	8,389	1,217	(61,139)
Net gain (loss) on investments	8,508	1,281	2,670
Net increase (decrease) in net assets from operations	8,277	1,104	191,669
Contract owner transactions:
Variable annuity deposits	-	-	37,841
Terminations, withdrawals and annuity payments	(1,777)	(143)	(2,106,859)
Transfers between subaccounts, net	101,981	28,924	2,827,084
Maintenance charges and mortality adjustments	-	-	(3,013)
Increase (decrease) in net assets from contract transactions	100,204	28,781	755,053
Total increase (decrease) in net assets	108,481	29,885	946,722
Net assets as of December 31, 2017	$108,481	$40,381	$10,326,425
Investment income (loss):
Dividend distributions	839	374	217,956
Investment Expenses:
Mortality and expense risk and administrative charges	(512)	(282)	(76,257)
Net investment income (loss)	327	92	141,699
Increase (decrease) in net assets from operations:
Capital gain distributions	-	6,615	-
Realized capital gain (loss) on investments	250	(3,103)	48,770
Change in unrealized appreciation (depreciation)	(21,302)	(4,492)	(165,319)
Net gain (loss) on investments	(21,052)	(980)	(116,549)
Net increase (decrease) in net assets from operations	(20,725)	(888)	25,150
Contract owner transactions:
Variable annuity deposits	-	-	2,970
Terminations, withdrawals and annuity payments	(5,510)	(100)	(7,015,283)
Transfers between subaccounts, net	23,704	(30,010)	(410,424)
Maintenance charges and mortality adjustments	-	-	(5,458)
Increase (decrease) in net assets from contract transactions	18,194	(30,110)	(7,428,195)
Total increase (decrease) in net assets	(2,531)	(30,998)	(7,403,045)
Net assets as of December 31, 2018	$105,950	$9,383	$2,923,380

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Federated Bond	Federated Fund for U.S. Government Securities II	Federated High Income Bond II
Net assets as of December 31, 2016	$7,277,210	$6,071,797	$13,308,641
Investment income (loss):
Dividend distributions	267,930	138,026	878,521
Investment Expenses:
Mortality and expense risk and administrative charges	(63,445)	(73,987)	(180,162)
Net investment income (loss)	204,485	64,039	698,359
Increase (decrease) in net assets from operations:
Capital gain distributions	8,380	-	-
Realized capital gain (loss) on investments	(12,981)	(50,872)	53,251
Change in unrealized appreciation (depreciation)	187,538	27,440	(72,030)
Net gain (loss) on investments	182,937	(23,432)	(18,779)
Net increase (decrease) in net assets from operations	387,422	40,607	679,580
Contract owner transactions:
Variable annuity deposits	312,601	32,443	198,783
Terminations, withdrawals and annuity payments	(577,957)	(900,054)	(1,712,737)
Transfers between subaccounts, net	(503,797)	(495,976)	(776,311)
Maintenance charges and mortality adjustments	(17,275)	(32,525)	(85,712)
Increase (decrease) in net assets from contract transactions	(786,428)	(1,396,112)	(2,375,977)
Total increase (decrease) in net assets	(399,006)	(1,355,505)	(1,696,397)
Net assets as of December 31, 2017	$6,878,204	$4,716,292	$11,612,244
Investment income (loss):
Dividend distributions	235,210	108,286	841,367
Investment Expenses:
Mortality and expense risk and administrative charges	(58,480)	(60,770)	(128,964)
Net investment income (loss)	176,730	47,516	712,403
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(49,474)	(80,494)	(343,710)
Change in unrealized appreciation (depreciation)	(383,857)	(14,178)	(708,429)
Net gain (loss) on investments	(433,331)	(94,672)	(1,052,139)
Net increase (decrease) in net assets from operations	(256,601)	(47,156)	(339,736)
Contract owner transactions:
Variable annuity deposits	246,704	11,132	103,122
Terminations, withdrawals and annuity payments	(749,559)	(567,929)	(1,490,890)
Transfers between subaccounts, net	1,539,600	891,680	(4,214,634)
Maintenance charges and mortality adjustments	(15,740)	(24,543)	(60,781)
Increase (decrease) in net assets from contract transactions	1,021,005	310,340	(5,663,183)
Total increase (decrease) in net assets	764,404	263,184	(6,002,919)
Net assets as of December 31, 2018	$7,642,608	$4,979,476	$5,609,325

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity Advisor Dividend Growth	Fidelity Advisor International Capital Appreciation (d)	Fidelity Advisor Leveraged Company Stock
Net assets as of December 31, 2016	$2,434,303	$372,755	$49,998
Investment income (loss):
Dividend distributions	31,127	-	188
Investment Expenses:
Mortality and expense risk and administrative charges	(24,551)	(3,747)	(476)
Net investment income (loss)	6,576	(3,747)	(288)
Increase (decrease) in net assets from operations:
Capital gain distributions	394,369	-	13,404
Realized capital gain (loss) on investments	136,787	4,220	(1,157)
Change in unrealized appreciation (depreciation)	(74,491)	118,368	(4,223)
Net gain (loss) on investments	456,665	122,588	8,024
Net increase (decrease) in net assets from operations	463,241	118,841	7,736
Contract owner transactions:
Variable annuity deposits	59,807	1,245	2,274
Terminations, withdrawals and annuity payments	(437,825)	(32,888)	(1,379)
Transfers between subaccounts, net	501,423	1,926	(6,041)
Maintenance charges and mortality adjustments	(8,321)	(976)	(223)
Increase (decrease) in net assets from contract transactions	115,084	(30,693)	(5,369)
Total increase (decrease) in net assets	578,325	88,148	2,367
Net assets as of December 31, 2017	$3,012,628	$460,903	$52,365
Investment income (loss):
Dividend distributions	29,071	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(25,763)	(3,940)	(438)
Net investment income (loss)	3,308	(3,940)	(438)
Increase (decrease) in net assets from operations:
Capital gain distributions	290,452	-	5,272
Realized capital gain (loss) on investments	72,289	10,045	(8,015)
Change in unrealized appreciation (depreciation)	(543,062)	(67,138)	(3,960)
Net gain (loss) on investments	(180,321)	(57,093)	(6,703)
Net increase (decrease) in net assets from operations	(177,013)	(61,033)	(7,141)
Contract owner transactions:
Variable annuity deposits	66,046	2,278	5,907
Terminations, withdrawals and annuity payments	(222,901)	(23,296)	(274)
Transfers between subaccounts, net	(608,288)	(11,564)	(24,529)
Maintenance charges and mortality adjustments	(8,538)	(888)	(205)
Increase (decrease) in net assets from contract transactions	(773,681)	(33,470)	(19,101)
Total increase (decrease) in net assets	(950,694)	(94,503)	(26,242)
Net assets as of December 31, 2018	$2,061,934	$366,400	$26,123

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Fidelity Advisor New Insights	Fidelity Advisor Real Estate	Fidelity Advisor Stock Selector Mid Cap
Net assets as of December 31, 2016	$1,805,232	$3,047,943	$621,214
Investment income (loss):
Dividend distributions	-	28,258	223
Investment Expenses:
Mortality and expense risk and administrative charges	(17,775)	(24,966)	(6,092)
Net investment income (loss)	(17,775)	3,292	(5,869)
Increase (decrease) in net assets from operations:
Capital gain distributions	162,063	106,899	30,593
Realized capital gain (loss) on investments	60,061	91,825	17,781
Change in unrealized appreciation (depreciation)	257,528	(137,476)	72,772
Net gain (loss) on investments	479,652	61,248	121,146
Net increase (decrease) in net assets from operations	461,877	64,540	115,277
Contract owner transactions:
Variable annuity deposits	113,895	94,536	13,493
Terminations, withdrawals and annuity payments	(138,737)	(470,826)	(29,777)
Transfers between subaccounts, net	(41,256)	(508,497)	18,750
Maintenance charges and mortality adjustments	(4,250)	(11,772)	(1,799)
Increase (decrease) in net assets from contract transactions	(70,348)	(896,559)	667
Total increase (decrease) in net assets	391,529	(832,019)	115,944
Net assets as of December 31, 2017	$2,196,761	$2,215,924	$737,158
Investment income (loss):
Dividend distributions	-	38,567	2,747
Investment Expenses:
Mortality and expense risk and administrative charges	(19,969)	(19,358)	(7,079)
Net investment income (loss)	(19,969)	19,209	(4,332)
Increase (decrease) in net assets from operations:
Capital gain distributions	289,918	65,899	117,963
Realized capital gain (loss) on investments	81,203	4,593	50,408
Change in unrealized appreciation (depreciation)	(472,789)	(248,441)	(241,595)
Net gain (loss) on investments	(101,668)	(177,949)	(73,224)
Net increase (decrease) in net assets from operations	(121,637)	(158,740)	(77,556)
Contract owner transactions:
Variable annuity deposits	123,450	80,302	8,088
Terminations, withdrawals and annuity payments	(138,668)	(246,599)	(87,447)
Transfers between subaccounts, net	209,987	(72,828)	110,888
Maintenance charges and mortality adjustments	(4,859)	(8,595)	(2,179)
Increase (decrease) in net assets from contract transactions	189,910	(247,720)	29,350
Total increase (decrease) in net assets	68,273	(406,460)	(48,206)
Net assets as of December 31, 2018	$2,265,034	$1,809,464	$688,952

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity Advisor Value Strategies	Fidelity VIP Balanced	Fidelity VIP Contrafund
Net assets as of December 31, 2016	$2,132,806	$1,265,671	$19,783,357
Investment income (loss):
Dividend distributions	21,385	14,562	145,351
Investment Expenses:
Mortality and expense risk and administrative charges	(19,536)	(7,634)	(260,086)
Net investment income (loss)	1,849	6,928	(114,735)
Increase (decrease) in net assets from operations:
Capital gain distributions	143,518	31,957	1,085,711
Realized capital gain (loss) on investments	77,549	14,244	985,700
Change in unrealized appreciation (depreciation)	124,387	111,983	1,639,968
Net gain (loss) on investments	345,454	158,184	3,711,379
Net increase (decrease) in net assets from operations	347,303	165,112	3,596,644
Contract owner transactions:
Variable annuity deposits	61,585	11,601	244,685
Terminations, withdrawals and annuity payments	(243,907)	(307,214)	(2,583,787)
Transfers between subaccounts, net	(141,049)	79,664	(1,948,911)
Maintenance charges and mortality adjustments	(7,452)	(906)	(113,791)
Increase (decrease) in net assets from contract transactions	(330,823)	(216,855)	(4,401,804)
Total increase (decrease) in net assets	16,480	(51,743)	(805,160)
Net assets as of December 31, 2017	$2,149,286	$1,213,928	$18,978,197
Investment income (loss):
Dividend distributions	9,440	15,294	72,014
Investment Expenses:
Mortality and expense risk and administrative charges	(17,499)	(7,925)	(227,875)
Net investment income (loss)	(8,059)	7,369	(155,861)
Increase (decrease) in net assets from operations:
Capital gain distributions	198,640	58,906	1,610,319
Realized capital gain (loss) on investments	42,612	9,651	606,872
Change in unrealized appreciation (depreciation)	(594,400)	(135,440)	(3,148,526)
Net gain (loss) on investments	(353,148)	(66,883)	(931,335)
Net increase (decrease) in net assets from operations	(361,207)	(59,514)	(1,087,196)
Contract owner transactions:
Variable annuity deposits	42,789	45,162	390,704
Terminations, withdrawals and annuity payments	(214,395)	(47,348)	(2,290,147)
Transfers between subaccounts, net	(70,633)	(40,874)	(2,193,763)
Maintenance charges and mortality adjustments	(7,189)	(968)	(98,085)
Increase (decrease) in net assets from contract transactions	(249,428)	(44,028)	(4,191,291)
Total increase (decrease) in net assets	(610,635)	(103,542)	(5,278,487)
Net assets as of December 31, 2018	$1,538,651	$1,110,386	$13,699,710

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Equity-Income
Net assets as of December 31, 2016	$77,274	$206,832	$3,665,261
Investment income (loss):
Dividend distributions	523	2,214	55,522
Investment Expenses:
Mortality and expense risk and administrative charges	(838)	(3,694)	(28,807)
Net investment income (loss)	(315)	(1,480)	26,715
Increase (decrease) in net assets from operations:
Capital gain distributions	2,683	498	81,537
Realized capital gain (loss) on investments	678	32,294	125,615
Change in unrealized appreciation (depreciation)	2,739	111,034	199,903
Net gain (loss) on investments	6,100	143,826	407,055
Net increase (decrease) in net assets from operations	5,785	142,346	433,770
Contract owner transactions:
Variable annuity deposits	6,169	115,342	366,187
Terminations, withdrawals and annuity payments	(142)	(39,996)	(251,506)
Transfers between subaccounts, net	13,451	150,203	(462,999)
Maintenance charges and mortality adjustments	(64)	(250)	(7,009)
Increase (decrease) in net assets from contract transactions	19,414	225,299	(355,327)
Total increase (decrease) in net assets	25,199	367,645	78,443
Net assets as of December 31, 2017	$102,473	$574,477	$3,743,704
Investment income (loss):
Dividend distributions	708	3,268	68,814
Investment Expenses:
Mortality and expense risk and administrative charges	(894)	(4,775)	(26,337)
Net investment income (loss)	(186)	(1,507)	42,477
Increase (decrease) in net assets from operations:
Capital gain distributions	10,003	157	184,668
Realized capital gain (loss) on investments	31	12,522	73,783
Change in unrealized appreciation (depreciation)	(28,095)	(139,476)	(620,007)
Net gain (loss) on investments	(18,061)	(126,797)	(361,556)
Net increase (decrease) in net assets from operations	(18,247)	(128,304)	(319,079)
Contract owner transactions:
Variable annuity deposits	5,601	103,915	67,687
Terminations, withdrawals and annuity payments	(105)	(49,335)	(406,753)
Transfers between subaccounts, net	13,998	27,580	(238,129)
Maintenance charges and mortality adjustments	(66)	(300)	(8,859)
Increase (decrease) in net assets from contract transactions	19,428	81,860	(586,054)
Total increase (decrease) in net assets	1,181	(46,444)	(905,133)
Net assets as of December 31, 2018	$103,654	$528,033	$2,838,571

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Net assets as of December 31, 2016	$4,076,205	$8,841,285	$2,708,513
Investment income (loss):
Dividend distributions	40,213	12,948	115,694
Investment Expenses:
Mortality and expense risk and administrative charges	(28,326)	(148,440)	(44,821)
Net investment income (loss)	11,887	(135,492)	70,873
Increase (decrease) in net assets from operations:
Capital gain distributions	97,464	1,389,794	-
Realized capital gain (loss) on investments	154,236	542,125	147,578
Change in unrealized appreciation (depreciation)	293,522	1,568,259	(25,039)
Net gain (loss) on investments	545,222	3,500,178	122,539
Net increase (decrease) in net assets from operations	557,109	3,364,686	193,412
Contract owner transactions:
Variable annuity deposits	428,325	547,881	96,697
Terminations, withdrawals and annuity payments	(377,335)	(1,737,918)	(327,666)
Transfers between subaccounts, net	(780,682)	2,632,235	(452,564)
Maintenance charges and mortality adjustments	(8,625)	(63,393)	(7,050)
Increase (decrease) in net assets from contract transactions	(738,317)	1,378,805	(690,583)
Total increase (decrease) in net assets	(181,208)	4,743,491	(497,171)
Net assets as of December 31, 2017	$3,894,997	$13,584,776	$2,211,342
Investment income (loss):
Dividend distributions	8,621	13,635	251,314
Investment Expenses:
Mortality and expense risk and administrative charges	(30,281)	(185,576)	(46,402)
Net investment income (loss)	(21,660)	(171,941)	204,912
Increase (decrease) in net assets from operations:
Capital gain distributions	262,011	878,260	-
Realized capital gain (loss) on investments	22,322	1,278,379	(528,006)
Change in unrealized appreciation (depreciation)	(738,709)	(497,445)	(80,488)
Net gain (loss) on investments	(454,376)	1,659,194	(608,494)
Net increase (decrease) in net assets from operations	(476,036)	1,487,253	(403,582)
Contract owner transactions:
Variable annuity deposits	162,665	1,266,960	133,807
Terminations, withdrawals and annuity payments	(751,783)	(2,186,190)	(588,560)
Transfers between subaccounts, net	529,693	2,507,076	(539,839)
Maintenance charges and mortality adjustments	(9,509)	(75,481)	(6,954)
Increase (decrease) in net assets from contract transactions	(68,934)	1,512,365	(1,001,546)
Total increase (decrease) in net assets	(544,970)	2,999,618	(1,405,128)
Net assets as of December 31, 2018	$3,350,027	$16,584,394	$806,214

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap
Net assets as of December 31, 2016	$22,254,476	$7,166,699	$767,059
Investment income (loss):
Dividend distributions	360,390	142,087	2,837
Investment Expenses:
Mortality and expense risk and administrative charges	(306,142)	(81,622)	(3,327)
Net investment income (loss)	54,248	60,465	(490)
Increase (decrease) in net assets from operations:
Capital gain distributions	77,227	31,129	36,885
Realized capital gain (loss) on investments	1,746,369	(14,420)	14,702
Change in unrealized appreciation (depreciation)	2,296,547	114,216	54,658
Net gain (loss) on investments	4,120,143	130,925	106,245
Net increase (decrease) in net assets from operations	4,174,391	191,390	105,755
Contract owner transactions:
Variable annuity deposits	748,633	347,666	114,246
Terminations, withdrawals and annuity payments	(3,091,756)	(1,051,540)	(491,099)
Transfers between subaccounts, net	(489,635)	(239,232)	23,604
Maintenance charges and mortality adjustments	(122,755)	(37,354)	(100)
Increase (decrease) in net assets from contract transactions	(2,955,513)	(980,460)	(353,349)
Total increase (decrease) in net assets	1,218,878	(789,070)	(247,594)
Net assets as of December 31, 2017	$23,473,354	$6,377,629	$519,465
Investment income (loss):
Dividend distributions	284,601	129,893	2,145
Investment Expenses:
Mortality and expense risk and administrative charges	(270,597)	(70,064)	(3,780)
Net investment income (loss)	14,004	59,829	(1,635)
Increase (decrease) in net assets from operations:
Capital gain distributions	108,170	37,407	45,205
Realized capital gain (loss) on investments	2,549,541	(68,443)	267
Change in unrealized appreciation (depreciation)	(3,340,267)	(156,916)	(132,822)
Net gain (loss) on investments	(682,556)	(187,952)	(87,350)
Net increase (decrease) in net assets from operations	(668,552)	(128,123)	(88,985)
Contract owner transactions:
Variable annuity deposits	154,803	150,552	198
Terminations, withdrawals and annuity payments	(4,795,237)	(750,107)	(53,628)
Transfers between subaccounts, net	(2,939,584)	21,157	69,893
Maintenance charges and mortality adjustments	(103,629)	(30,917)	(222)
Increase (decrease) in net assets from contract transactions	(7,683,647)	(609,315)	16,241
Total increase (decrease) in net assets	(8,352,199)	(737,438)	(72,744)
Net assets as of December 31, 2018	$15,121,155	$5,640,191	$446,721

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income
Net assets as of December 31, 2016	$1,445,912	$572,472	$574,115
Investment income (loss):
Dividend distributions	34,643	6,659	16,512
Investment Expenses:
Mortality and expense risk and administrative charges	(19,060)	(2,316)	(5,247)
Net investment income (loss)	15,583	4,343	11,265
Increase (decrease) in net assets from operations:
Capital gain distributions	2,696	22,908	2,855
Realized capital gain (loss) on investments	51,758	(4,471)	(1,487)
Change in unrealized appreciation (depreciation)	525,680	(11,825)	17,616
Net gain (loss) on investments	580,134	6,612	18,984
Net increase (decrease) in net assets from operations	595,717	10,955	30,249
Contract owner transactions:
Variable annuity deposits	295,577	7,532	-
Terminations, withdrawals and annuity payments	(175,357)	(110,726)	(14,891)
Transfers between subaccounts, net	1,078,712	(78,429)	(29,147)
Maintenance charges and mortality adjustments	(5,952)	(71)	(472)
Increase (decrease) in net assets from contract transactions	1,192,980	(181,694)	(44,510)
Total increase (decrease) in net assets	1,788,697	(170,739)	(14,261)
Net assets as of December 31, 2017	$3,234,609	$401,733	$559,854
Investment income (loss):
Dividend distributions	39,692	7,384	14,785
Investment Expenses:
Mortality and expense risk and administrative charges	(23,983)	(1,888)	(2,092)
Net investment income (loss)	15,709	5,496	12,693
Increase (decrease) in net assets from operations:
Capital gain distributions	-	19,079	712
Realized capital gain (loss) on investments	95,811	(11,039)	12,426
Change in unrealized appreciation (depreciation)	(624,803)	(31,847)	(37,185)
Net gain (loss) on investments	(528,992)	(23,807)	(24,047)
Net increase (decrease) in net assets from operations	(513,283)	(18,311)	(11,354)
Contract owner transactions:
Variable annuity deposits	373,405	16,673	60,875
Terminations, withdrawals and annuity payments	(192,444)	(33,997)	(35,158)
Transfers between subaccounts, net	(373,575)	(112,281)	(169,892)
Maintenance charges and mortality adjustments	(8,249)	(24)	(199)
Increase (decrease) in net assets from contract transactions	(200,863)	(129,629)	(144,374)
Total increase (decrease) in net assets	(714,146)	(147,940)	(155,728)
Net assets as of December 31, 2018	$2,520,463	$253,793	$404,126

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	FormulaFolios US Equity Portfolio	Franklin Flex Cap Growth VIP Fund	Franklin Founding Funds Allocation VIP Fund
Net assets as of December 31, 2016	$1,165,984	$13,994	$4,457,336
Investment income (loss):
Dividend distributions	-	-	108,183
Investment Expenses:
Mortality and expense risk and administrative charges	(1,908)	(234)	(32,380)
Net investment income (loss)	(1,908)	(234)	75,803
Increase (decrease) in net assets from operations:
Capital gain distributions	25,603	36	173,496
Realized capital gain (loss) on investments	78,430	(75)	25,625
Change in unrealized appreciation (depreciation)	(40,599)	3,788	180,119
Net gain (loss) on investments	63,434	3,749	379,240
Net increase (decrease) in net assets from operations	61,526	3,515	455,043
Contract owner transactions:
Variable annuity deposits	-	-	17,082
Terminations, withdrawals and annuity payments	(1,273,681)	-	(425,087)
Transfers between subaccounts, net	244,881	-	(341,448)
Maintenance charges and mortality adjustments	-	-	(30,907)
Increase (decrease) in net assets from contract transactions	(1,028,800)	-	(780,360)
Total increase (decrease) in net assets	(967,274)	3,515	(325,317)
Net assets as of December 31, 2017	$198,710	$17,509	$4,132,019
Investment income (loss):
Dividend distributions	3,852	-	92,658
Investment Expenses:
Mortality and expense risk and administrative charges	(1,045)	(700)	(24,878)
Net investment income (loss)	2,807	(700)	67,780
Increase (decrease) in net assets from operations:
Capital gain distributions	66,853	2,148	75,830
Realized capital gain (loss) on investments	(18,809)	(737)	21,709
Change in unrealized appreciation (depreciation)	(81,697)	(39,778)	(494,466)
Net gain (loss) on investments	(33,653)	(38,367)	(396,927)
Net increase (decrease) in net assets from operations	(30,846)	(39,067)	(329,147)
Contract owner transactions:
Variable annuity deposits	737	-	407,413
Terminations, withdrawals and annuity payments	(47,199)	(6,202)	(1,348,083)
Transfers between subaccounts, net	83,672	274,930	(138,830)
Maintenance charges and mortality adjustments	-	-	(21,933)
Increase (decrease) in net assets from contract transactions	37,210	268,728	(1,101,433)
Total increase (decrease) in net assets	6,364	229,661	(1,430,580)
Net assets as of December 31, 2018	$205,074	$247,170	$2,701,439

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Franklin Growth and Income VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
Net assets as of December 31, 2016	$31,857	$19,967,307	$-
Investment income (loss):
Dividend distributions	1,704	875,016	-
Investment Expenses:
Mortality and expense risk and administrative charges	(137)	(174,243)	(1)
Net investment income (loss)	1,567	700,773	(1)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,774	-	-
Realized capital gain (loss) on investments	(92)	230,062	-
Change in unrealized appreciation (depreciation)	1,021	728,533	35
Net gain (loss) on investments	2,703	958,595	35
Net increase (decrease) in net assets from operations	4,270	1,659,368	34
Contract owner transactions:
Variable annuity deposits	-	706,495	-
Terminations, withdrawals and annuity payments	(4,190)	(2,466,418)	-
Transfers between subaccounts, net	20	180,857	4,499
Maintenance charges and mortality adjustments	(1)	(92,017)	-
Increase (decrease) in net assets from contract transactions	(4,171)	(1,671,083)	4,499
Total increase (decrease) in net assets	99	(11,715)	4,533
Net assets as of December 31, 2017	$31,956	$19,955,592	$4,533
Investment income (loss):
Dividend distributions	781	825,862	-
Investment Expenses:
Mortality and expense risk and administrative charges	(147)	(158,516)	(67)
Net investment income (loss)	634	667,346	(67)
Increase (decrease) in net assets from operations:
Capital gain distributions	861	-	402
Realized capital gain (loss) on investments	28	109,032	51
Change in unrealized appreciation (depreciation)	(3,124)	(1,708,694)	(2,074)
Net gain (loss) on investments	(2,235)	(1,599,662)	(1,621)
Net increase (decrease) in net assets from operations	(1,601)	(932,316)	(1,688)
Contract owner transactions:
Variable annuity deposits	-	255,475	-
Terminations, withdrawals and annuity payments	-	(1,846,519)	(73)
Transfers between subaccounts, net	-	(495,065)	10,101
Maintenance charges and mortality adjustments	-	(83,274)	-
Increase (decrease) in net assets from contract transactions	-	(2,169,383)	10,028
Total increase (decrease) in net assets	(1,601)	(3,101,699)	8,340
Net assets as of December 31, 2018	$30,355	$16,853,893	$12,873

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Net assets as of December 31, 2016	$17,891,993	$193,898	$1,307,945
Investment income (loss):
Dividend distributions	300,313	821	20,200
Investment Expenses:
Mortality and expense risk and administrative charges	(144,557)	(1,768)	(13,033)
Net investment income (loss)	155,756	(947)	7,167
Increase (decrease) in net assets from operations:
Capital gain distributions	956,211	1,488	48,114
Realized capital gain (loss) on investments	32,193	12,392	(300)
Change in unrealized appreciation (depreciation)	245,263	2,469	184,234
Net gain (loss) on investments	1,233,667	16,349	232,048
Net increase (decrease) in net assets from operations	1,389,423	15,402	239,215
Contract owner transactions:
Variable annuity deposits	336,239	3,940	52,281
Terminations, withdrawals and annuity payments	(2,682,411)	(109,609)	(114,961)
Transfers between subaccounts, net	(205,057)	(66,342)	37,238
Maintenance charges and mortality adjustments	(92,132)	(68)	(1,034)
Increase (decrease) in net assets from contract transactions	(2,643,361)	(172,079)	(26,476)
Total increase (decrease) in net assets	(1,253,938)	(156,677)	212,739
Net assets as of December 31, 2017	$16,638,055	$37,221	$1,520,684
Investment income (loss):
Dividend distributions	334,722	853	18,208
Investment Expenses:
Mortality and expense risk and administrative charges	(116,178)	(485)	(15,736)
Net investment income (loss)	218,544	368	2,472
Increase (decrease) in net assets from operations:
Capital gain distributions	177,340	1,328	88,193
Realized capital gain (loss) on investments	(163,384)	(69)	12,359
Change in unrealized appreciation (depreciation)	(1,891,092)	(5,291)	(197,980)
Net gain (loss) on investments	(1,877,136)	(4,032)	(97,428)
Net increase (decrease) in net assets from operations	(1,658,592)	(3,664)	(94,956)
Contract owner transactions:
Variable annuity deposits	181,981	-	31,777
Terminations, withdrawals and annuity payments	(2,223,104)	(1,923)	(138,135)
Transfers between subaccounts, net	(698,203)	-	74,891
Maintenance charges and mortality adjustments	(69,918)	-	(1,200)
Increase (decrease) in net assets from contract transactions	(2,809,244)	(1,923)	(32,667)
Total increase (decrease) in net assets	(4,467,836)	(5,587)	(127,623)
Net assets as of December 31, 2018	$12,170,219	$31,634	$1,393,061

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Franklin Small Cap Value VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2016	$5,412,714	$2,744,338	$6,867,705
Investment income (loss):
Dividend distributions	20,372	-	256,153
Investment Expenses:
Mortality and expense risk and administrative charges	(42,689)	(40,674)	(65,209)
Net investment income (loss)	(22,317)	(40,674)	190,944
Increase (decrease) in net assets from operations:
Capital gain distributions	278,629	261,991	-
Realized capital gain (loss) on investments	55,226	(104,681)	(10,533)
Change in unrealized appreciation (depreciation)	176,435	397,153	113,321
Net gain (loss) on investments	510,290	554,463	102,788
Net increase (decrease) in net assets from operations	487,973	513,789	293,732
Contract owner transactions:
Variable annuity deposits	277,616	10,651	384,689
Terminations, withdrawals and annuity payments	(758,518)	(298,532)	(692,460)
Transfers between subaccounts, net	1,661,711	234,943	1,651,420
Maintenance charges and mortality adjustments	(21,992)	(18,200)	(35,933)
Increase (decrease) in net assets from contract transactions	1,158,817	(71,138)	1,307,716
Total increase (decrease) in net assets	1,646,790	442,651	1,601,448
Net assets as of December 31, 2017	$7,059,504	$3,186,989	$8,469,153
Investment income (loss):
Dividend distributions	57,276	-	224,827
Investment Expenses:
Mortality and expense risk and administrative charges	(36,897)	(50,411)	(62,576)
Net investment income (loss)	20,379	(50,411)	162,251
Increase (decrease) in net assets from operations:
Capital gain distributions	975,434	411,221	-
Realized capital gain (loss) on investments	(160,607)	(154,585)	(41,562)
Change in unrealized appreciation (depreciation)	(1,040,322)	(469,462)	(356,201)
Net gain (loss) on investments	(225,495)	(212,826)	(397,763)
Net increase (decrease) in net assets from operations	(205,116)	(263,237)	(235,512)
Contract owner transactions:
Variable annuity deposits	136,016	4,101	182,449
Terminations, withdrawals and annuity payments	(684,774)	(489,369)	(584,909)
Transfers between subaccounts, net	(3,673,511)	668,452	56,285
Maintenance charges and mortality adjustments	(17,645)	(21,294)	(35,018)
Increase (decrease) in net assets from contract transactions	(4,239,914)	161,890	(381,193)
Total increase (decrease) in net assets	(4,445,030)	(101,347)	(616,705)
Net assets as of December 31, 2018	$2,614,474	$3,085,642	$7,852,448

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Franklin U.S. Government Securities VIP Fund	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income
Net assets as of December 31, 2016	$258,483	$2,711,071	$5,470,642
Investment income (loss):
Dividend distributions	6,552	28,216	76,778
Investment Expenses:
Mortality and expense risk and administrative charges	(1,663)	(31,661)	(45,622)
Net investment income (loss)	4,889	(3,445)	31,156
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(4,108)	138,253	(40,940)
Change in unrealized appreciation (depreciation)	907	1,151,825	47,583
Net gain (loss) on investments	(3,201)	1,290,078	6,643
Net increase (decrease) in net assets from operations	1,688	1,286,633	37,799
Contract owner transactions:
Variable annuity deposits	-	126,816	164,850
Terminations, withdrawals and annuity payments	(137,837)	(357,973)	(742,793)
Transfers between subaccounts, net	435	1,106,963	(800,517)
Maintenance charges and mortality adjustments	(50)	(13,266)	(21,189)
Increase (decrease) in net assets from contract transactions	(137,452)	862,540	(1,399,649)
Total increase (decrease) in net assets	(135,764)	2,149,173	(1,361,850)
Net assets as of December 31, 2017	$122,719	$4,860,244	$4,108,792
Investment income (loss):
Dividend distributions	3,194	7,405	66,392
Investment Expenses:
Mortality and expense risk and administrative charges	(1,249)	(38,670)	(34,158)
Net investment income (loss)	1,945	(31,265)	32,234
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(4,360)	124,119	(69,356)
Change in unrealized appreciation (depreciation)	1,596	(1,092,394)	(13,379)
Net gain (loss) on investments	(2,764)	(968,275)	(82,735)
Net increase (decrease) in net assets from operations	(819)	(999,540)	(50,501)
Contract owner transactions:
Variable annuity deposits	44	171,126	138,473
Terminations, withdrawals and annuity payments	(16,787)	(565,782)	(460,856)
Transfers between subaccounts, net	44,546	(411,218)	(677,644)
Maintenance charges and mortality adjustments	(49)	(14,156)	(15,220)
Increase (decrease) in net assets from contract transactions	27,754	(820,030)	(1,015,247)
Total increase (decrease) in net assets	26,935	(1,819,570)	(1,065,748)
Net assets as of December 31, 2018	$149,654	$3,040,674	$3,043,044

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT International Equity Insights (b)
Net assets as of December 31, 2016	$123,391	$113,796	$19,991
Investment income (loss):
Dividend distributions	-	1,495	382
Investment Expenses:
Mortality and expense risk and administrative charges	(609)	(816)	(102)
Net investment income (loss)	(609)	679	280
Increase (decrease) in net assets from operations:
Capital gain distributions	11,192	-	-
Realized capital gain (loss) on investments	6,720	(43)	(8)
Change in unrealized appreciation (depreciation)	14,194	295	4,820
Net gain (loss) on investments	32,106	252	4,812
Net increase (decrease) in net assets from operations	31,497	931	5,092
Contract owner transactions:
Variable annuity deposits	-	2,979	1
Terminations, withdrawals and annuity payments	(4,255)	(16,837)	(278)
Transfers between subaccounts, net	(36,618)	337	-
Maintenance charges and mortality adjustments	(145)	-	-
Increase (decrease) in net assets from contract transactions	(41,018)	(13,521)	(277)
Total increase (decrease) in net assets	(9,521)	(12,590)	4,815
Net assets as of December 31, 2017	$113,870	$101,206	$24,806
Investment income (loss):
Dividend distributions	-	776	382
Investment Expenses:
Mortality and expense risk and administrative charges	(670)	(272)	(147)
Net investment income (loss)	(670)	504	235
Increase (decrease) in net assets from operations:
Capital gain distributions	91,278	-	4,104
Realized capital gain (loss) on investments	1,165	(174)	(127)
Change in unrealized appreciation (depreciation)	(100,578)	278	(8,550)
Net gain (loss) on investments	(8,135)	104	(4,573)
Net increase (decrease) in net assets from operations	(8,805)	608	(4,338)
Contract owner transactions:
Variable annuity deposits	276	26	1
Terminations, withdrawals and annuity payments	-	(29,444)	(6,891)
Transfers between subaccounts, net	34,197	(60,129)	6,754
Maintenance charges and mortality adjustments	(267)	-	-
Increase (decrease) in net assets from contract transactions	34,206	(89,547)	(136)
Total increase (decrease) in net assets	25,401	(88,939)	(4,474)
Net assets as of December 31, 2018	$139,271	$12,267	$20,332

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth
Net assets as of December 31, 2016	$1,202,903	$-	$116,538
Investment income (loss):
Dividend distributions	4,336	99	368
Investment Expenses:
Mortality and expense risk and administrative charges	(7,936)	(80)	(727)
Net investment income (loss)	(3,600)	19	(359)
Increase (decrease) in net assets from operations:
Capital gain distributions	49,105	3,697	6,312
Realized capital gain (loss) on investments	(11,808)	(911)	131
Change in unrealized appreciation (depreciation)	59,172	(2,020)	28,447
Net gain (loss) on investments	96,469	766	34,890
Net increase (decrease) in net assets from operations	92,869	785	34,531
Contract owner transactions:
Variable annuity deposits	12,980	-	-
Terminations, withdrawals and annuity payments	(48,865)	(96)	-
Transfers between subaccounts, net	(348,194)	24,037	-
Maintenance charges and mortality adjustments	(879)	-	(444)
Increase (decrease) in net assets from contract transactions	(384,958)	23,941	(444)
Total increase (decrease) in net assets	(292,089)	24,726	34,087
Net assets as of December 31, 2017	$910,814	$24,726	$150,625
Investment income (loss):
Dividend distributions	4,858	1,173	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7,926)	(3,166)	(874)
Net investment income (loss)	(3,068)	(1,993)	(874)
Increase (decrease) in net assets from operations:
Capital gain distributions	109,522	78,416	73,857
Realized capital gain (loss) on investments	(420)	(11,805)	262
Change in unrealized appreciation (depreciation)	(208,636)	(179,630)	(75,998)
Net gain (loss) on investments	(99,534)	(113,019)	(1,879)
Net increase (decrease) in net assets from operations	(102,602)	(115,012)	(2,753)
Contract owner transactions:
Variable annuity deposits	25,895	28,012	-
Terminations, withdrawals and annuity payments	(40,169)	(39,503)	-
Transfers between subaccounts, net	3,819	566,918	-
Maintenance charges and mortality adjustments	(869)	-	(516)
Increase (decrease) in net assets from contract transactions	(11,324)	555,427	(516)
Total increase (decrease) in net assets	(113,926)	440,415	(3,269)
Net assets as of December 31, 2018	$796,888	$465,141	$147,356

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim Alpha Opportunity	Guggenheim Floating Rate Strategies	Guggenheim High Yield
Net assets as of December 31, 2016	$192,005	$1,509,610	$4,234,685
Investment income (loss):
Dividend distributions	-	72,174	251,632
Investment Expenses:
Mortality and expense risk and administrative charges	(1,525)	(18,070)	(41,123)
Net investment income (loss)	(1,525)	54,104	210,509
Increase (decrease) in net assets from operations:
Capital gain distributions	9,338	-	-
Realized capital gain (loss) on investments	23,876	(4,701)	(15,701)
Change in unrealized appreciation (depreciation)	(21,832)	(1,903)	62,523
Net gain (loss) on investments	11,382	(6,604)	46,822
Net increase (decrease) in net assets from operations	9,857	47,500	257,331
Contract owner transactions:
Variable annuity deposits	104	110,639	165,665
Terminations, withdrawals and annuity payments	(40,201)	(250,905)	(332,194)
Transfers between subaccounts, net	(19,658)	712,393	438,212
Maintenance charges and mortality adjustments	(836)	(9,838)	(14,416)
Increase (decrease) in net assets from contract transactions	(60,591)	562,289	257,267
Total increase (decrease) in net assets	(50,734)	609,789	514,598
Net assets as of December 31, 2017	$141,271	$2,119,399	$4,749,283
Investment income (loss):
Dividend distributions	1,378	94,910	283,108
Investment Expenses:
Mortality and expense risk and administrative charges	(1,186)	(19,883)	(40,508)
Net investment income (loss)	192	75,027	242,600
Increase (decrease) in net assets from operations:
Capital gain distributions	-	9	-
Realized capital gain (loss) on investments	2,508	(11,496)	(85,113)
Change in unrealized appreciation (depreciation)	(19,482)	(75,497)	(333,354)
Net gain (loss) on investments	(16,974)	(86,984)	(418,467)
Net increase (decrease) in net assets from operations	(16,782)	(11,957)	(175,867)
Contract owner transactions:
Variable annuity deposits	893	103,908	154,963
Terminations, withdrawals and annuity payments	(5,826)	(194,375)	(492,317)
Transfers between subaccounts, net	(71)	(256,283)	(262,050)
Maintenance charges and mortality adjustments	(678)	(5,841)	(13,049)
Increase (decrease) in net assets from contract transactions	(5,682)	(352,591)	(612,453)
Total increase (decrease) in net assets	(22,464)	(364,548)	(788,320)
Net assets as of December 31, 2018	$118,807	$1,754,851	$3,960,963

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim Large Cap Value	Guggenheim Long Short Equity	Guggenheim Macro Opportunities
Net assets as of December 31, 2016	$4,927,519	$416,452	$7,606
Investment income (loss):
Dividend distributions	49,605	-	296
Investment Expenses:
Mortality and expense risk and administrative charges	(46,211)	(3,826)	(84)
Net investment income (loss)	3,394	(3,826)	212
Increase (decrease) in net assets from operations:
Capital gain distributions	320,349	-	-
Realized capital gain (loss) on investments	134,010	12,704	-
Change in unrealized appreciation (depreciation)	198,189	46,990	145
Net gain (loss) on investments	652,548	59,694	145
Net increase (decrease) in net assets from operations	655,942	55,868	357
Contract owner transactions:
Variable annuity deposits	147,107	12,741	647
Terminations, withdrawals and annuity payments	(511,198)	(22,834)	(5)
Transfers between subaccounts, net	(365,175)	(22,167)	3,336
Maintenance charges and mortality adjustments	(14,997)	(2,057)	(50)
Increase (decrease) in net assets from contract transactions	(744,263)	(34,317)	3,928
Total increase (decrease) in net assets	(88,321)	21,551	4,285
Net assets as of December 31, 2017	$4,839,198	$438,003	$11,891
Investment income (loss):
Dividend distributions	37,225	-	342
Investment Expenses:
Mortality and expense risk and administrative charges	(40,365)	(3,550)	(103)
Net investment income (loss)	(3,140)	(3,550)	239
Increase (decrease) in net assets from operations:
Capital gain distributions	218,799	6,234	11
Realized capital gain (loss) on investments	76,501	14,151	6
Change in unrealized appreciation (depreciation)	(809,106)	(71,879)	(355)
Net gain (loss) on investments	(513,806)	(51,494)	(338)
Net increase (decrease) in net assets from operations	(516,946)	(55,044)	(99)
Contract owner transactions:
Variable annuity deposits	126,200	12,269	-
Terminations, withdrawals and annuity payments	(547,123)	(39,067)	(6)
Transfers between subaccounts, net	408,475	(6,475)	24
Maintenance charges and mortality adjustments	(12,149)	(1,786)	(58)
Increase (decrease) in net assets from contract transactions	(24,597)	(35,059)	(40)
Total increase (decrease) in net assets	(541,543)	(90,103)	(139)
Net assets as of December 31, 2018	$4,297,655	$347,900	$11,752

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Guggenheim Managed Futures Strategy	Guggenheim Mid Cap Value	Guggenheim Multi-Hedge Strategies
Net assets as of December 31, 2016	$716	$16,522,411	$4,277
Investment income (loss):
Dividend distributions	38	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7)	(145,081)	(44)
Net investment income (loss)	31	(145,081)	(44)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,146,141	-
Realized capital gain (loss) on investments	(6)	(207,856)	1
Change in unrealized appreciation (depreciation)	29	1,072,581	172
Net gain (loss) on investments	23	2,010,866	173
Net increase (decrease) in net assets from operations	54	1,865,785	129
Contract owner transactions:
Variable annuity deposits	20	269,383	290
Terminations, withdrawals and annuity payments	-	(1,840,029)	-
Transfers between subaccounts, net	49	(451,130)	623
Maintenance charges and mortality adjustments	(1)	(46,904)	(8)
Increase (decrease) in net assets from contract transactions	68	(2,068,680)	905
Total increase (decrease) in net assets	122	(202,895)	1,034
Net assets as of December 31, 2017	$838	$16,319,516	$5,311
Investment income (loss):
Dividend distributions	-	15,036	1
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(142,459)	(34)
Net investment income (loss)	(3)	(127,423)	(33)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,722,320	-
Realized capital gain (loss) on investments	(80)	(123,036)	4
Change in unrealized appreciation (depreciation)	78	(3,522,526)	(292)
Net gain (loss) on investments	(2)	(1,923,242)	(288)
Net increase (decrease) in net assets from operations	(5)	(2,050,665)	(321)
Contract owner transactions:
Variable annuity deposits	2	203,654	291
Terminations, withdrawals and annuity payments	-	(1,774,377)	(3,795)
Transfers between subaccounts, net	(835)	210,584	(433)
Maintenance charges and mortality adjustments	-	(43,686)	(251)
Increase (decrease) in net assets from contract transactions	(833)	(1,403,825)	(4,188)
Total increase (decrease) in net assets	(838)	(3,454,490)	(4,509)
Net assets as of December 31, 2018	$-	$12,865,026	$802

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim Small Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth
Net assets as of December 31, 2016	$204,173	$1,470,805	$2,155,927
Investment income (loss):
Dividend distributions	1,911	13,110	9,866
Investment Expenses:
Mortality and expense risk and administrative charges	(1,828)	(14,341)	(18,471)
Net investment income (loss)	83	(1,231)	(8,605)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,945	216,836	222,119
Realized capital gain (loss) on investments	(30)	54,331	27,919
Change in unrealized appreciation (depreciation)	(7,566)	24,016	181,973
Net gain (loss) on investments	5,349	295,183	432,011
Net increase (decrease) in net assets from operations	5,432	293,952	423,406
Contract owner transactions:
Variable annuity deposits	10,998	61,573	58,869
Terminations, withdrawals and annuity payments	(4,238)	(192,658)	(167,983)
Transfers between subaccounts, net	(6,218)	(177,240)	(430,293)
Maintenance charges and mortality adjustments	(967)	(6,313)	(6,338)
Increase (decrease) in net assets from contract transactions	(425)	(314,638)	(545,745)
Total increase (decrease) in net assets	5,007	(20,686)	(122,339)
Net assets as of December 31, 2017	$209,180	$1,450,119	$2,033,588
Investment income (loss):
Dividend distributions	2,523	15,242	18,579
Investment Expenses:
Mortality and expense risk and administrative charges	(1,842)	(13,438)	(18,908)
Net investment income (loss)	681	1,804	(329)
Increase (decrease) in net assets from operations:
Capital gain distributions	18,069	187,170	388,743
Realized capital gain (loss) on investments	(20,219)	18,480	17,839
Change in unrealized appreciation (depreciation)	(25,228)	(291,714)	(573,325)
Net gain (loss) on investments	(27,378)	(86,064)	(166,743)
Net increase (decrease) in net assets from operations	(26,697)	(84,260)	(167,072)
Contract owner transactions:
Variable annuity deposits	17,334	60,281	35,727
Terminations, withdrawals and annuity payments	(100,510)	(109,471)	(210,970)
Transfers between subaccounts, net	14,473	(199,098)	203,793
Maintenance charges and mortality adjustments	(886)	(6,169)	(6,644)
Increase (decrease) in net assets from contract transactions	(69,589)	(254,457)	21,906
Total increase (decrease) in net assets	(96,286)	(338,717)	(145,166)
Net assets as of December 31, 2018	$112,894	$1,111,402	$1,888,422

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim Total Return Bond	Guggenheim US Investment Grade Bond	Guggenheim VIF All Cap Value
Net assets as of December 31, 2016	$391,164	$7,038,419	$29,161,664
Investment income (loss):
Dividend distributions	13,767	241,772	327,632
Investment Expenses:
Mortality and expense risk and administrative charges	(4,081)	(68,810)	(240,727)
Net investment income (loss)	9,686	172,962	86,905
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,109,826
Realized capital gain (loss) on investments	617	23,857	1,720,779
Change in unrealized appreciation (depreciation)	12,348	199,333	22,836
Net gain (loss) on investments	12,965	223,190	3,853,441
Net increase (decrease) in net assets from operations	22,651	396,152	3,940,346
Contract owner transactions:
Variable annuity deposits	19,692	172,598	471,746
Terminations, withdrawals and annuity payments	(37,450)	(1,025,722)	(4,092,204)
Transfers between subaccounts, net	87,708	302,520	2,357,803
Maintenance charges and mortality adjustments	(1,882)	(24,849)	(125,359)
Increase (decrease) in net assets from contract transactions	68,068	(575,453)	(1,388,014)
Total increase (decrease) in net assets	90,719	(179,301)	2,552,332
Net assets as of December 31, 2017	$481,883	$6,859,118	$31,713,996
Investment income (loss):
Dividend distributions	16,977	160,591	309,168
Investment Expenses:
Mortality and expense risk and administrative charges	(5,927)	(61,171)	(243,520)
Net investment income (loss)	11,050	99,420	65,648
Increase (decrease) in net assets from operations:
Capital gain distributions	2,543	-	2,213,552
Realized capital gain (loss) on investments	(237)	6,691	1,802,874
Change in unrealized appreciation (depreciation)	(13,079)	(112,771)	(7,472,877)
Net gain (loss) on investments	(10,773)	(106,080)	(3,456,451)
Net increase (decrease) in net assets from operations	277	(6,660)	(3,390,803)
Contract owner transactions:
Variable annuity deposits	33,206	130,965	334,379
Terminations, withdrawals and annuity payments	(47,352)	(963,472)	(5,636,254)
Transfers between subaccounts, net	191,056	845,584	2,688,335
Maintenance charges and mortality adjustments	(3,079)	(21,139)	(128,925)
Increase (decrease) in net assets from contract transactions	173,831	(8,062)	(2,742,465)
Total increase (decrease) in net assets	174,108	(14,722)	(6,133,268)
Net assets as of December 31, 2018	$655,991	$6,844,396	$25,580,728

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF Alpha Opportunity (d)	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Net assets as of December 31, 2016	$5,295,066	$3,363,339	$1,576,953
Investment income (loss):
Dividend distributions	-	124,411	21,861
Investment Expenses:
Mortality and expense risk and administrative charges	(38,762)	(27,846)	(10,847)
Net investment income (loss)	(38,762)	96,565	11,014
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	135,122	2,756	(85,019)
Change in unrealized appreciation (depreciation)	209,783	3,055	183,113
Net gain (loss) on investments	344,905	5,811	98,094
Net increase (decrease) in net assets from operations	306,143	102,376	109,108
Contract owner transactions:
Variable annuity deposits	18,672	121,760	9,409
Terminations, withdrawals and annuity payments	(458,685)	(241,138)	(211,558)
Transfers between subaccounts, net	(207,152)	446,782	(40,941)
Maintenance charges and mortality adjustments	(30,193)	(16,818)	(4,906)
Increase (decrease) in net assets from contract transactions	(677,358)	310,586	(247,996)
Total increase (decrease) in net assets	(371,215)	412,962	(138,888)
Net assets as of December 31, 2017	$4,923,851	$3,776,301	$1,438,065
Investment income (loss):
Dividend distributions	-	140,072	-
Investment Expenses:
Mortality and expense risk and administrative charges	(32,855)	(38,406)	(9,846)
Net investment income (loss)	(32,855)	101,666	(9,846)
Increase (decrease) in net assets from operations:
Capital gain distributions	553,768	-	-
Realized capital gain (loss) on investments	94,089	(31,431)	(96,367)
Change in unrealized appreciation (depreciation)	(1,173,553)	(215,721)	(20,583)
Net gain (loss) on investments	(525,696)	(247,152)	(116,950)
Net increase (decrease) in net assets from operations	(558,551)	(145,486)	(126,796)
Contract owner transactions:
Variable annuity deposits	33,355	173,159	62,427
Terminations, withdrawals and annuity payments	(437,222)	(385,633)	(148,488)
Transfers between subaccounts, net	(279,637)	2,430,911	(163,180)
Maintenance charges and mortality adjustments	(24,428)	(19,198)	(5,101)
Increase (decrease) in net assets from contract transactions	(707,932)	2,199,239	(254,342)
Total increase (decrease) in net assets	(1,266,483)	2,053,753	(381,138)
Net assets as of December 31, 2018	$3,657,368	$5,830,054	$1,056,927

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2016	$42,472,180	$35,180,453	$8,303,994
Investment income (loss):
Dividend distributions	2,071,358	428,961	39,007
Investment Expenses:
Mortality and expense risk and administrative charges	(333,983)	(313,200)	(92,147)
Net investment income (loss)	1,737,375	115,761	(53,140)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	970,476	-
Realized capital gain (loss) on investments	851,115	1,546,869	217,073
Change in unrealized appreciation (depreciation)	(528,081)	2,098,443	1,141,668
Net gain (loss) on investments	323,034	4,615,788	1,358,741
Net increase (decrease) in net assets from operations	2,060,409	4,731,549	1,305,601
Contract owner transactions:
Variable annuity deposits	945,434	387,719	85,764
Terminations, withdrawals and annuity payments	(5,110,702)	(3,986,147)	(987,188)
Transfers between subaccounts, net	(4,511,678)	(1,472,421)	1,970,625
Maintenance charges and mortality adjustments	(177,099)	(166,660)	(52,492)
Increase (decrease) in net assets from contract transactions	(8,854,045)	(5,237,509)	1,016,709
Total increase (decrease) in net assets	(6,793,636)	(505,960)	2,322,310
Net assets as of December 31, 2017	$35,678,544	$34,674,493	$10,626,304
Investment income (loss):
Dividend distributions	2,465,424	412,985	-
Investment Expenses:
Mortality and expense risk and administrative charges	(271,402)	(288,968)	(88,444)
Net investment income (loss)	2,194,022	124,017	(88,444)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,034,605	859,110
Realized capital gain (loss) on investments	6,947	1,671,160	91,531
Change in unrealized appreciation (depreciation)	(3,625,578)	(7,006,721)	(2,445,641)
Net gain (loss) on investments	(3,618,631)	(3,300,956)	(1,495,000)
Net increase (decrease) in net assets from operations	(1,424,609)	(3,176,939)	(1,583,444)
Contract owner transactions:
Variable annuity deposits	470,325	513,418	125,556
Terminations, withdrawals and annuity payments	(5,274,691)	(5,066,413)	(1,157,107)
Transfers between subaccounts, net	(4,002,985)	115,531	(537,982)
Maintenance charges and mortality adjustments	(134,952)	(147,353)	(47,710)
Increase (decrease) in net assets from contract transactions	(8,942,303)	(4,584,817)	(1,617,243)
Total increase (decrease) in net assets	(10,366,912)	(7,761,756)	(3,200,687)
Net assets as of December 31, 2018	$25,311,632	$26,912,737	$7,425,617

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies
Net assets as of December 31, 2016	$15,192,089	$63,802,399	$4,387,458
Investment income (loss):
Dividend distributions	211,806	373,259	-
Investment Expenses:
Mortality and expense risk and administrative charges	(115,385)	(484,201)	(33,868)
Net investment income (loss)	96,421	(110,942)	(33,868)
Increase (decrease) in net assets from operations:
Capital gain distributions	303,725	1,055,499	-
Realized capital gain (loss) on investments	1,247,409	3,956,278	43,474
Change in unrealized appreciation (depreciation)	191,426	1,860,553	81,223
Net gain (loss) on investments	1,742,560	6,872,330	124,697
Net increase (decrease) in net assets from operations	1,838,981	6,761,388	90,829
Contract owner transactions:
Variable annuity deposits	245,492	850,937	49,774
Terminations, withdrawals and annuity payments	(2,245,619)	(8,336,135)	(483,364)
Transfers between subaccounts, net	(1,323,451)	(7,266,713)	(660,279)
Maintenance charges and mortality adjustments	(56,907)	(301,196)	(16,824)
Increase (decrease) in net assets from contract transactions	(3,380,485)	(15,053,107)	(1,110,693)
Total increase (decrease) in net assets	(1,541,504)	(8,291,719)	(1,019,864)
Net assets as of December 31, 2017	$13,650,585	$55,510,680	$3,367,594
Investment income (loss):
Dividend distributions	181,510	300,656	-
Investment Expenses:
Mortality and expense risk and administrative charges	(104,951)	(430,985)	(35,632)
Net investment income (loss)	76,559	(130,329)	(35,632)
Increase (decrease) in net assets from operations:
Capital gain distributions	937,719	7,068,648	-
Realized capital gain (loss) on investments	499,511	2,910,456	21,100
Change in unrealized appreciation (depreciation)	(2,308,033)	(16,151,823)	(252,149)
Net gain (loss) on investments	(870,803)	(6,172,719)	(231,049)
Net increase (decrease) in net assets from operations	(794,244)	(6,303,048)	(266,681)
Contract owner transactions:
Variable annuity deposits	110,393	599,039	26,175
Terminations, withdrawals and annuity payments	(1,407,518)	(7,841,287)	(516,062)
Transfers between subaccounts, net	(173,757)	(1,780,081)	2,478,830
Maintenance charges and mortality adjustments	(50,917)	(266,566)	(17,588)
Increase (decrease) in net assets from contract transactions	(1,521,799)	(9,288,895)	1,971,355
Total increase (decrease) in net assets	(2,316,043)	(15,591,943)	1,704,674
Net assets as of December 31, 2018	$11,334,542	$39,918,737	$5,072,268

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth
Net assets as of December 31, 2016	$35,191,820	$16,919,231	$8,020,024
Investment income (loss):
Dividend distributions	124,189	219,210	96,877
Investment Expenses:
Mortality and expense risk and administrative charges	(285,908)	(139,891)	(74,331)
Net investment income (loss)	(161,719)	79,319	22,546
Increase (decrease) in net assets from operations:
Capital gain distributions	1,137,733	252,386	-
Realized capital gain (loss) on investments	1,405,196	1,049,364	935,946
Change in unrealized appreciation (depreciation)	(1,615,000)	2,167,052	1,474,732
Net gain (loss) on investments	927,929	3,468,802	2,410,678
Net increase (decrease) in net assets from operations	766,210	3,548,121	2,433,224
Contract owner transactions:
Variable annuity deposits	552,649	293,058	350,614
Terminations, withdrawals and annuity payments	(3,782,048)	(2,549,787)	(1,093,117)
Transfers between subaccounts, net	1,761,696	1,936,918	510,011
Maintenance charges and mortality adjustments	(182,038)	(79,221)	(42,006)
Increase (decrease) in net assets from contract transactions	(1,649,741)	(399,032)	(274,498)
Total increase (decrease) in net assets	(883,531)	3,149,089	2,158,726
Net assets as of December 31, 2017	$34,308,289	$20,068,320	$10,178,750
Investment income (loss):
Dividend distributions	109,109	270,074	155,911
Investment Expenses:
Mortality and expense risk and administrative charges	(270,855)	(137,045)	(76,439)
Net investment income (loss)	(161,746)	133,029	79,472
Increase (decrease) in net assets from operations:
Capital gain distributions	3,173,327	2,049,657	1,451,471
Realized capital gain (loss) on investments	1,032,843	1,430,873	642,660
Change in unrealized appreciation (depreciation)	(7,946,536)	(4,739,405)	(2,482,760)
Net gain (loss) on investments	(3,740,366)	(1,258,875)	(388,629)
Net increase (decrease) in net assets from operations	(3,902,112)	(1,125,846)	(309,157)
Contract owner transactions:
Variable annuity deposits	345,502	398,472	265,309
Terminations, withdrawals and annuity payments	(4,111,044)	(2,679,610)	(929,584)
Transfers between subaccounts, net	(2,092,927)	(2,124,135)	(1,014,507)
Maintenance charges and mortality adjustments	(160,567)	(72,696)	(40,970)
Increase (decrease) in net assets from contract transactions	(6,019,036)	(4,477,969)	(1,719,752)
Total increase (decrease) in net assets	(9,921,148)	(5,603,815)	(2,028,909)
Net assets as of December 31, 2018	$24,387,141	$14,464,505	$8,149,841

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2016	$12,343,185	$5,227,760	$38,388,122
Investment income (loss):
Dividend distributions	125,103	41,738	1,800,542
Investment Expenses:
Mortality and expense risk and administrative charges	(107,608)	(45,131)	(361,821)
Net investment income (loss)	17,495	(3,393)	1,438,721
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	964,840	280,850	1,154,171
Change in unrealized appreciation (depreciation)	1,769,077	819,659	(158,514)
Net gain (loss) on investments	2,733,917	1,100,509	995,657
Net increase (decrease) in net assets from operations	2,751,412	1,097,116	2,434,378
Contract owner transactions:
Variable annuity deposits	298,435	194,029	605,316
Terminations, withdrawals and annuity payments	(1,997,198)	(636,944)	(5,070,062)
Transfers between subaccounts, net	116,541	494,297	5,542,036
Maintenance charges and mortality adjustments	(65,600)	(25,630)	(184,709)
Increase (decrease) in net assets from contract transactions	(1,647,822)	25,752	892,581
Total increase (decrease) in net assets	1,103,590	1,122,868	3,326,959
Net assets as of December 31, 2017	$13,446,775	$6,350,628	$41,715,081
Investment income (loss):
Dividend distributions	168,689	52,657	1,754,741
Investment Expenses:
Mortality and expense risk and administrative charges	(106,046)	(44,427)	(324,343)
Net investment income (loss)	62,643	8,230	1,430,398
Increase (decrease) in net assets from operations:
Capital gain distributions	1,442,788	753,610	-
Realized capital gain (loss) on investments	790,971	723,507	654,885
Change in unrealized appreciation (depreciation)	(3,109,585)	(1,919,357)	(1,985,886)
Net gain (loss) on investments	(875,826)	(442,240)	(1,331,001)
Net increase (decrease) in net assets from operations	(813,183)	(434,010)	99,397
Contract owner transactions:
Variable annuity deposits	304,522	166,258	917,577
Terminations, withdrawals and annuity payments	(1,510,175)	(773,183)	(5,767,252)
Transfers between subaccounts, net	(1,086,085)	(1,242,911)	(1,016,674)
Maintenance charges and mortality adjustments	(59,948)	(24,232)	(168,268)
Increase (decrease) in net assets from contract transactions	(2,351,686)	(1,874,068)	(6,034,617)
Total increase (decrease) in net assets	(3,164,869)	(2,308,078)	(5,935,220)
Net assets as of December 31, 2018	$10,281,906	$4,042,550	$35,779,861

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Guggenheim VIF World Equity Income	Guggenheim World Equity Income	Invesco American Franchise
Net assets as of December 31, 2016	$20,805,333	$7,530,066	$1,143,674
Investment income (loss):
Dividend distributions	562,702	162,250	-
Investment Expenses:
Mortality and expense risk and administrative charges	(167,988)	(63,981)	(11,675)
Net investment income (loss)	394,714	98,269	(11,675)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	69,126
Realized capital gain (loss) on investments	1,237,846	129,195	35,020
Change in unrealized appreciation (depreciation)	1,061,979	673,284	197,199
Net gain (loss) on investments	2,299,825	802,479	301,345
Net increase (decrease) in net assets from operations	2,694,539	900,748	289,670
Contract owner transactions:
Variable annuity deposits	389,214	227,718	25,129
Terminations, withdrawals and annuity payments	(2,624,655)	(656,535)	(102,602)
Transfers between subaccounts, net	(1,299,153)	(1,019,672)	27,918
Maintenance charges and mortality adjustments	(97,068)	(19,949)	(4,211)
Increase (decrease) in net assets from contract transactions	(3,631,662)	(1,468,438)	(53,766)
Total increase (decrease) in net assets	(937,123)	(567,690)	235,904
Net assets as of December 31, 2017	$19,868,210	$6,962,376	$1,379,578
Investment income (loss):
Dividend distributions	515,955	130,927	-
Investment Expenses:
Mortality and expense risk and administrative charges	(153,536)	(60,497)	(12,714)
Net investment income (loss)	362,419	70,430	(12,714)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	47,467	110,358
Realized capital gain (loss) on investments	1,006,877	157,156	84,814
Change in unrealized appreciation (depreciation)	(2,903,119)	(836,752)	(226,673)
Net gain (loss) on investments	(1,896,242)	(632,129)	(31,501)
Net increase (decrease) in net assets from operations	(1,533,823)	(561,699)	(44,215)
Contract owner transactions:
Variable annuity deposits	305,516	231,559	28,253
Terminations, withdrawals and annuity payments	(2,801,416)	(797,855)	(233,960)
Transfers between subaccounts, net	(313,765)	(670,167)	41,071
Maintenance charges and mortality adjustments	(88,006)	(16,906)	(5,110)
Increase (decrease) in net assets from contract transactions	(2,897,671)	(1,253,369)	(169,746)
Total increase (decrease) in net assets	(4,431,494)	(1,815,068)	(213,961)
Net assets as of December 31, 2018	$15,436,716	$5,147,308	$1,165,617

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco Comstock	Invesco Energy	Invesco Equity and Income
Net assets as of December 31, 2016	$12,519,431	$98,846	$8,791,002
Investment income (loss):
Dividend distributions	178,007	2,029	186,944
Investment Expenses:
Mortality and expense risk and administrative charges	(106,024)	(795)	(83,822)
Net investment income (loss)	71,983	1,234	103,122
Increase (decrease) in net assets from operations:
Capital gain distributions	253,588	-	429,140
Realized capital gain (loss) on investments	696,629	(1,728)	179,229
Change in unrealized appreciation (depreciation)	780,837	(8,331)	161,763
Net gain (loss) on investments	1,731,054	(10,059)	770,132
Net increase (decrease) in net assets from operations	1,803,037	(8,825)	873,254
Contract owner transactions:
Variable annuity deposits	299,129	4,842	284,323
Terminations, withdrawals and annuity payments	(1,067,367)	(1,303)	(889,360)
Transfers between subaccounts, net	(1,651,020)	1,252	592,127
Maintenance charges and mortality adjustments	(29,463)	(589)	(32,508)
Increase (decrease) in net assets from contract transactions	(2,448,721)	4,202	(45,418)
Total increase (decrease) in net assets	(645,684)	(4,623)	827,836
Net assets as of December 31, 2017	$11,873,747	$94,223	$9,618,838
Investment income (loss):
Dividend distributions	161,994	1,678	177,301
Investment Expenses:
Mortality and expense risk and administrative charges	(103,724)	(771)	(84,696)
Net investment income (loss)	58,270	907	92,605
Increase (decrease) in net assets from operations:
Capital gain distributions	686,360	-	471,942
Realized capital gain (loss) on investments	562,117	(4,108)	134,942
Change in unrealized appreciation (depreciation)	(2,662,278)	(17,941)	(1,619,100)
Net gain (loss) on investments	(1,413,801)	(22,049)	(1,012,216)
Net increase (decrease) in net assets from operations	(1,355,531)	(21,142)	(919,611)
Contract owner transactions:
Variable annuity deposits	235,773	3,745	305,851
Terminations, withdrawals and annuity payments	(1,104,514)	(16,287)	(747,372)
Transfers between subaccounts, net	(564,314)	(2,992)	(526,508)
Maintenance charges and mortality adjustments	(28,723)	(534)	(29,589)
Increase (decrease) in net assets from contract transactions	(1,461,778)	(16,068)	(997,618)
Total increase (decrease) in net assets	(2,817,309)	(37,210)	(1,917,229)
Net assets as of December 31, 2018	$9,056,438	$57,013	$7,701,609

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Invesco Gold & Precious Metals	Invesco Mid Cap Core Equity	Invesco Mid Cap Growth
Net assets as of December 31, 2016	$66,377	$1,435,635	$802,314
Investment income (loss):
Dividend distributions	1,236	2,964	-
Investment Expenses:
Mortality and expense risk and administrative charges	(667)	(18,890)	(9,045)
Net investment income (loss)	569	(15,926)	(9,045)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	276,264	58,592
Realized capital gain (loss) on investments	(2,298)	(2,324)	54,639
Change in unrealized appreciation (depreciation)	4,036	3,607	78,047
Net gain (loss) on investments	1,738	277,547	191,278
Net increase (decrease) in net assets from operations	2,307	261,621	182,233
Contract owner transactions:
Variable annuity deposits	2,803	54,005	18,192
Terminations, withdrawals and annuity payments	(1,999)	(219,035)	(103,722)
Transfers between subaccounts, net	7,909	589,371	(163,293)
Maintenance charges and mortality adjustments	(319)	(6,430)	(3,566)
Increase (decrease) in net assets from contract transactions	8,394	417,911	(252,389)
Total increase (decrease) in net assets	10,701	679,532	(70,156)
Net assets as of December 31, 2017	$77,078	$2,115,167	$732,158
Investment income (loss):
Dividend distributions	-	1,345	-
Investment Expenses:
Mortality and expense risk and administrative charges	(693)	(17,631)	(7,091)
Net investment income (loss)	(693)	(16,286)	(7,091)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	122,065	84,117
Realized capital gain (loss) on investments	(1,763)	(68,233)	14,283
Change in unrealized appreciation (depreciation)	(12,876)	(236,449)	(142,360)
Net gain (loss) on investments	(14,639)	(182,617)	(43,960)
Net increase (decrease) in net assets from operations	(15,332)	(198,903)	(51,051)
Contract owner transactions:
Variable annuity deposits	3,020	77,425	15,811
Terminations, withdrawals and annuity payments	(240)	(316,803)	(54,182)
Transfers between subaccounts, net	41,470	(486,035)	46,082
Maintenance charges and mortality adjustments	(241)	(5,740)	(2,425)
Increase (decrease) in net assets from contract transactions	44,009	(731,153)	5,286
Total increase (decrease) in net assets	28,677	(930,056)	(45,765)
Net assets as of December 31, 2018	$105,755	$1,185,111	$686,393

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco Small Cap Growth (d)	Invesco Technology	Invesco V.I. American Franchise Series I
Net assets as of December 31, 2016	$2,471,216	$796,883	$1,158,531
Investment income (loss):
Dividend distributions	-	-	1,290
Investment Expenses:
Mortality and expense risk and administrative charges	(23,606)	(8,263)	(20,779)
Net investment income (loss)	(23,606)	(8,263)	(19,489)
Increase (decrease) in net assets from operations:
Capital gain distributions	236,254	36,220	125,818
Realized capital gain (loss) on investments	57,534	35,981	45,436
Change in unrealized appreciation (depreciation)	288,609	195,640	152,269
Net gain (loss) on investments	582,397	267,841	323,523
Net increase (decrease) in net assets from operations	558,791	259,578	304,034
Contract owner transactions:
Variable annuity deposits	770	32,328	41,756
Terminations, withdrawals and annuity payments	(205,519)	(93,054)	(179,055)
Transfers between subaccounts, net	(28,112)	(75,379)	337,793
Maintenance charges and mortality adjustments	(7,084)	(2,549)	(10,881)
Increase (decrease) in net assets from contract transactions	(239,945)	(138,654)	189,613
Total increase (decrease) in net assets	318,846	120,924	493,647
Net assets as of December 31, 2017	$2,790,062	$917,807	$1,652,178
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(25,237)	(9,486)	(22,493)
Net investment income (loss)	(25,237)	(9,486)	(22,493)
Increase (decrease) in net assets from operations:
Capital gain distributions	196,673	74,273	91,344
Realized capital gain (loss) on investments	122,594	45,529	79,113
Change in unrealized appreciation (depreciation)	(502,045)	(123,674)	(200,233)
Net gain (loss) on investments	(182,778)	(3,872)	(29,776)
Net increase (decrease) in net assets from operations	(208,015)	(13,358)	(52,269)
Contract owner transactions:
Variable annuity deposits	1,614	29,647	23,081
Terminations, withdrawals and annuity payments	(340,016)	(108,027)	(139,446)
Transfers between subaccounts, net	(36,168)	79,590	(193,368)
Maintenance charges and mortality adjustments	(7,065)	(3,700)	(11,055)
Increase (decrease) in net assets from contract transactions	(381,635)	(2,490)	(320,788)
Total increase (decrease) in net assets	(589,650)	(15,848)	(373,057)
Net assets as of December 31, 2018	$2,200,412	$901,959	$1,279,121

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. American Franchise Series II	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2016	$-	$889,226	$33,154
Investment income (loss):
Dividend distributions	-	5,246	1,561
Investment Expenses:
Mortality and expense risk and administrative charges	-	(8,061)	(516)
Net investment income (loss)	-	(2,815)	1,045
Increase (decrease) in net assets from operations:
Capital gain distributions	-	10,378	2,239
Realized capital gain (loss) on investments	-	(5,139)	21
Change in unrealized appreciation (depreciation)	-	72,075	(203)
Net gain (loss) on investments	-	77,314	2,057
Net increase (decrease) in net assets from operations	-	74,499	3,102
Contract owner transactions:
Variable annuity deposits	-	-	6,462
Terminations, withdrawals and annuity payments	-	(2,961)	(901)
Transfers between subaccounts, net	-	(32,720)	-
Maintenance charges and mortality adjustments	-	(832)	-
Increase (decrease) in net assets from contract transactions	-	(36,513)	5,561
Total increase (decrease) in net assets	-	37,986	8,663
Net assets as of December 31, 2017	$-	$927,212	$41,817
Investment income (loss):
Dividend distributions	-	820	272
Investment Expenses:
Mortality and expense risk and administrative charges	(9)	(6,683)	(260)
Net investment income (loss)	(9)	(5,863)	12
Increase (decrease) in net assets from operations:
Capital gain distributions	-	59,126	1,882
Realized capital gain (loss) on investments	-	(29,831)	478
Change in unrealized appreciation (depreciation)	(1,350)	(99,170)	(3,823)
Net gain (loss) on investments	(1,350)	(69,875)	(1,463)
Net increase (decrease) in net assets from operations	(1,359)	(75,738)	(1,451)
Contract owner transactions:
Variable annuity deposits	11,723	87,104	-
Terminations, withdrawals and annuity payments	-	(534,907)	(139)
Transfers between subaccounts, net	-	7,661	(20,449)
Maintenance charges and mortality adjustments	(6)	(888)	-
Increase (decrease) in net assets from contract transactions	11,717	(441,030)	(20,588)
Total increase (decrease) in net assets	10,358	(516,768)	(22,039)
Net assets as of December 31, 2018	$10,358	$410,444	$19,778

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Equity and Income
Net assets as of December 31, 2016	$26,377,183	$9,023	$12,689,651
Investment income (loss):
Dividend distributions	617,989	79	177,817
Investment Expenses:
Mortality and expense risk and administrative charges	(219,533)	(43)	(99,704)
Net investment income (loss)	398,456	36	78,113
Increase (decrease) in net assets from operations:
Capital gain distributions	1,353,871	514	222,091
Realized capital gain (loss) on investments	1,033,448	(3)	357,580
Change in unrealized appreciation (depreciation)	1,779,272	571	530,986
Net gain (loss) on investments	4,166,591	1,082	1,110,657
Net increase (decrease) in net assets from operations	4,565,047	1,118	1,188,770
Contract owner transactions:
Variable annuity deposits	641,006	-	247,277
Terminations, withdrawals and annuity payments	(2,496,368)	-	(1,657,642)
Transfers between subaccounts, net	383,527	-	1,640,407
Maintenance charges and mortality adjustments	(138,228)	-	(58,385)
Increase (decrease) in net assets from contract transactions	(1,610,063)	-	171,657
Total increase (decrease) in net assets	2,954,984	1,118	1,360,427
Net assets as of December 31, 2017	$29,332,167	$10,141	$14,050,078
Investment income (loss):
Dividend distributions	363,041	-	210,808
Investment Expenses:
Mortality and expense risk and administrative charges	(210,719)	(47)	(90,145)
Net investment income (loss)	152,322	(47)	120,663
Increase (decrease) in net assets from operations:
Capital gain distributions	2,497,057	684	468,382
Realized capital gain (loss) on investments	1,054,875	(5)	439,553
Change in unrealized appreciation (depreciation)	(6,533,968)	(1,669)	(2,147,460)
Net gain (loss) on investments	(2,982,036)	(990)	(1,239,525)
Net increase (decrease) in net assets from operations	(2,829,714)	(1,037)	(1,118,862)
Contract owner transactions:
Variable annuity deposits	405,172	191	239,181
Terminations, withdrawals and annuity payments	(2,532,233)	-	(1,339,134)
Transfers between subaccounts, net	(7,170,028)	-	(2,891,622)
Maintenance charges and mortality adjustments	(120,108)	-	(48,251)
Increase (decrease) in net assets from contract transactions	(9,417,197)	191	(4,039,826)
Total increase (decrease) in net assets	(12,246,911)	(846)	(5,158,688)
Net assets as of December 31, 2018	$17,085,256	$9,295	$8,891,390

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Global Core Equity	Invesco V.I. Global Real Estate Series I	Invesco V.I. Global Real Estate Series II
Net assets as of December 31, 2016	$10,474	$14,024,770	$311,445
Investment income (loss):
Dividend distributions	106	419,784	10,706
Investment Expenses:
Mortality and expense risk and administrative charges	(169)	(106,002)	(1,733)
Net investment income (loss)	(63)	313,782	8,973
Increase (decrease) in net assets from operations:
Capital gain distributions	-	213,047	5,833
Realized capital gain (loss) on investments	12	146,515	(1,292)
Change in unrealized appreciation (depreciation)	2,233	866,055	25,042
Net gain (loss) on investments	2,245	1,225,617	29,583
Net increase (decrease) in net assets from operations	2,182	1,539,399	38,556
Contract owner transactions:
Variable annuity deposits	-	391,473	23,162
Terminations, withdrawals and annuity payments	-	(1,704,150)	(20,172)
Transfers between subaccounts, net	-	(1,338,442)	6,678
Maintenance charges and mortality adjustments	-	(64,623)	(62)
Increase (decrease) in net assets from contract transactions	-	(2,715,742)	9,606
Total increase (decrease) in net assets	2,182	(1,176,343)	48,162
Net assets as of December 31, 2017	$12,656	$12,848,427	$359,607
Investment income (loss):
Dividend distributions	100	448,184	12,441
Investment Expenses:
Mortality and expense risk and administrative charges	(180)	(98,578)	(1,591)
Net investment income (loss)	(80)	349,606	10,850
Increase (decrease) in net assets from operations:
Capital gain distributions	-	140,156	4,149
Realized capital gain (loss) on investments	23	136,315	(336)
Change in unrealized appreciation (depreciation)	(2,066)	(1,387,754)	(38,614)
Net gain (loss) on investments	(2,043)	(1,111,283)	(34,801)
Net increase (decrease) in net assets from operations	(2,123)	(761,677)	(23,951)
Contract owner transactions:
Variable annuity deposits	-	357,447	7,792
Terminations, withdrawals and annuity payments	-	(2,082,924)	(24,179)
Transfers between subaccounts, net	-	57,136	6,071
Maintenance charges and mortality adjustments	-	(59,537)	-
Increase (decrease) in net assets from contract transactions	-	(1,727,878)	(10,316)
Total increase (decrease) in net assets	(2,123)	(2,489,555)	(34,267)
Net assets as of December 31, 2018	$10,533	$10,358,872	$325,340

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Growth and Income
Net assets as of December 31, 2016	$33,488,830	$23,114,753	$66,629
Investment income (loss):
Dividend distributions	110,939	384,606	5,264
Investment Expenses:
Mortality and expense risk and administrative charges	(280,864)	(167,464)	(1,070)
Net investment income (loss)	(169,925)	217,142	4,194
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	16,939
Realized capital gain (loss) on investments	-	(235,307)	(228)
Change in unrealized appreciation (depreciation)	-	218,421	11,961
Net gain (loss) on investments	-	(16,886)	28,672
Net increase (decrease) in net assets from operations	(169,925)	200,256	32,866
Contract owner transactions:
Variable annuity deposits	9,442,630	361,221	3
Terminations, withdrawals and annuity payments	(8,155,751)	(2,451,822)	(8,680)
Transfers between subaccounts, net	(1,018,369)	(2,874,335)	313,715
Maintenance charges and mortality adjustments	(192,328)	(125,631)	(393)
Increase (decrease) in net assets from contract transactions	76,182	(5,090,567)	304,645
Total increase (decrease) in net assets	(93,743)	(4,890,311)	337,511
Net assets as of December 31, 2017	$33,395,087	$18,224,442	$404,140
Investment income (loss):
Dividend distributions	492,907	276,713	366
Investment Expenses:
Mortality and expense risk and administrative charges	(302,899)	(117,134)	(1,524)
Net investment income (loss)	190,008	159,579	(1,158)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,925
Realized capital gain (loss) on investments	-	(419,271)	8,632
Change in unrealized appreciation (depreciation)	-	91,178	(17,222)
Net gain (loss) on investments	-	(328,093)	(6,665)
Net increase (decrease) in net assets from operations	190,008	(168,514)	(7,823)
Contract owner transactions:
Variable annuity deposits	7,165,109	226,067	-
Terminations, withdrawals and annuity payments	(6,940,445)	(2,230,502)	(34,266)
Transfers between subaccounts, net	12,895,397	(3,142,291)	(343,954)
Maintenance charges and mortality adjustments	(187,228)	(95,462)	(458)
Increase (decrease) in net assets from contract transactions	12,932,833	(5,242,188)	(378,678)
Total increase (decrease) in net assets	13,122,841	(5,410,702)	(386,501)
Net assets as of December 31, 2018	$46,517,928	$12,813,740	$17,639

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Health Care Series I (b)	Invesco V.I. Health Care Series II (b)	Invesco V.I. High Yield
Net assets as of December 31, 2016	$8,565,672	$44,962	$2,038,118
Investment income (loss):
Dividend distributions	30,977	29	1,865
Investment Expenses:
Mortality and expense risk and administrative charges	(67,276)	(490)	(13,434)
Net investment income (loss)	(36,299)	(461)	(11,569)
Increase (decrease) in net assets from operations:
Capital gain distributions	430,294	1,814	-
Realized capital gain (loss) on investments	(23,302)	(6,167)	88,604
Change in unrealized appreciation (depreciation)	846,035	9,917	(13,318)
Net gain (loss) on investments	1,253,027	5,564	75,286
Net increase (decrease) in net assets from operations	1,216,728	5,103	63,717
Contract owner transactions:
Variable annuity deposits	195,796	5,000	-
Terminations, withdrawals and annuity payments	(1,096,082)	(441)	(3,464)
Transfers between subaccounts, net	(628,532)	(11,890)	(857,273)
Maintenance charges and mortality adjustments	(39,602)	(82)	-
Increase (decrease) in net assets from contract transactions	(1,568,420)	(7,413)	(860,737)
Total increase (decrease) in net assets	(351,692)	(2,310)	(797,020)
Net assets as of December 31, 2017	$8,213,980	$42,652	$1,241,098
Investment income (loss):
Dividend distributions	-	-	6,190
Investment Expenses:
Mortality and expense risk and administrative charges	(70,019)	(694)	(1,445)
Net investment income (loss)	(70,019)	(694)	4,745
Increase (decrease) in net assets from operations:
Capital gain distributions	994,169	6,273	-
Realized capital gain (loss) on investments	5,127	(1,597)	7,321
Change in unrealized appreciation (depreciation)	(1,240,087)	(12,876)	(16,615)
Net gain (loss) on investments	(240,791)	(8,200)	(9,294)
Net increase (decrease) in net assets from operations	(310,810)	(8,894)	(4,549)
Contract owner transactions:
Variable annuity deposits	131,849	198	59,037
Terminations, withdrawals and annuity payments	(1,099,607)	(15,955)	(1,223,320)
Transfers between subaccounts, net	2,464,258	157,572	4,696
Maintenance charges and mortality adjustments	(41,432)	(121)	-
Increase (decrease) in net assets from contract transactions	1,455,068	141,694	(1,159,587)
Total increase (decrease) in net assets	1,144,258	132,800	(1,164,136)
Net assets as of December 31, 2018	$9,358,238	$175,452	$76,962

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
Net assets as of December 31, 2016	$47,523,748	$132,325	$7,986,068
Investment income (loss):
Dividend distributions	653,841	1,521	27,933
Investment Expenses:
Mortality and expense risk and administrative charges	(471,664)	(660)	(86,161)
Net investment income (loss)	182,177	861	(58,228)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	183,898
Realized capital gain (loss) on investments	1,693,818	(889)	155,980
Change in unrealized appreciation (depreciation)	7,950,430	13,592	804,496
Net gain (loss) on investments	9,644,248	12,703	1,144,374
Net increase (decrease) in net assets from operations	9,826,425	13,564	1,086,146
Contract owner transactions:
Variable annuity deposits	871,863	-	141,061
Terminations, withdrawals and annuity payments	(5,405,436)	(486)	(1,119,499)
Transfers between subaccounts, net	(384,032)	(658)	485,741
Maintenance charges and mortality adjustments	(265,240)	(400)	(44,193)
Increase (decrease) in net assets from contract transactions	(5,182,845)	(1,544)	(536,890)
Total increase (decrease) in net assets	4,643,580	12,020	549,256
Net assets as of December 31, 2017	$52,167,328	$144,345	$8,535,324
Investment income (loss):
Dividend distributions	765,893	2,346	8,089
Investment Expenses:
Mortality and expense risk and administrative charges	(412,717)	(774)	(77,581)
Net investment income (loss)	353,176	1,572	(69,492)
Increase (decrease) in net assets from operations:
Capital gain distributions	300,421	5,625	1,036,144
Realized capital gain (loss) on investments	1,378,910	(356)	76,895
Change in unrealized appreciation (depreciation)	(9,318,962)	(27,941)	(1,921,381)
Net gain (loss) on investments	(7,639,631)	(22,672)	(808,342)
Net increase (decrease) in net assets from operations	(7,286,455)	(21,100)	(877,834)
Contract owner transactions:
Variable annuity deposits	429,111	68	61,698
Terminations, withdrawals and annuity payments	(5,607,586)	(4,376)	(1,160,126)
Transfers between subaccounts, net	(7,526,428)	49,613	(638,831)
Maintenance charges and mortality adjustments	(212,425)	(419)	(33,663)
Increase (decrease) in net assets from contract transactions	(12,917,328)	44,886	(1,770,922)
Total increase (decrease) in net assets	(20,203,783)	23,786	(2,648,756)
Net assets as of December 31, 2018	$31,963,545	$168,131	$5,886,568

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2016	$2,788,006	$1,424,715	$52,880
Investment income (loss):
Dividend distributions	-	28,147	-
Investment Expenses:
Mortality and expense risk and administrative charges	(25,311)	(13,403)	(641)
Net investment income (loss)	(25,311)	14,744	(641)
Increase (decrease) in net assets from operations:
Capital gain distributions	209,363	147,625	2,518
Realized capital gain (loss) on investments	15,004	1,348	1,087
Change in unrealized appreciation (depreciation)	398,499	58,011	3,115
Net gain (loss) on investments	622,866	206,984	6,720
Net increase (decrease) in net assets from operations	597,555	221,728	6,079
Contract owner transactions:
Variable annuity deposits	186,951	-	9,050
Terminations, withdrawals and annuity payments	(501,594)	(55,116)	(11,977)
Transfers between subaccounts, net	383,489	(572,889)	(11,679)
Maintenance charges and mortality adjustments	(15,981)	-	(47)
Increase (decrease) in net assets from contract transactions	52,865	(628,005)	(14,653)
Total increase (decrease) in net assets	650,420	(406,277)	(8,574)
Net assets as of December 31, 2017	$3,438,426	$1,018,438	$44,306
Investment income (loss):
Dividend distributions	-	6,394	-
Investment Expenses:
Mortality and expense risk and administrative charges	(29,447)	(3,611)	(105)
Net investment income (loss)	(29,447)	2,783	(105)
Increase (decrease) in net assets from operations:
Capital gain distributions	412,836	38,075	1,204
Realized capital gain (loss) on investments	(113,544)	11,626	3,850
Change in unrealized appreciation (depreciation)	(709,839)	(81,965)	(5,929)
Net gain (loss) on investments	(410,547)	(32,264)	(875)
Net increase (decrease) in net assets from operations	(439,994)	(29,481)	(980)
Contract owner transactions:
Variable annuity deposits	417,509	8,588	-
Terminations, withdrawals and annuity payments	(486,569)	(173,117)	(717)
Transfers between subaccounts, net	235,199	(439,504)	(28,379)
Maintenance charges and mortality adjustments	(16,144)	-	-
Increase (decrease) in net assets from contract transactions	149,995	(604,033)	(29,096)
Total increase (decrease) in net assets	(289,999)	(633,514)	(30,076)
Net assets as of December 31, 2018	$3,148,427	$384,924	$14,230

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Value Opportunities	Invesco Value Opportunities	Ivy Asset Strategy
Net assets as of December 31, 2016	$3,293,574	$2,268,352	$240,174
Investment income (loss):
Dividend distributions	558	-	2,637
Investment Expenses:
Mortality and expense risk and administrative charges	(29,133)	(21,178)	(2,341)
Net investment income (loss)	(28,575)	(21,178)	296
Increase (decrease) in net assets from operations:
Capital gain distributions	-	120,449	5,006
Realized capital gain (loss) on investments	(32,850)	52,443	(5,663)
Change in unrealized appreciation (depreciation)	589,917	199,053	42,075
Net gain (loss) on investments	557,067	371,945	41,418
Net increase (decrease) in net assets from operations	528,492	350,767	41,714
Contract owner transactions:
Variable annuity deposits	35,199	56,377	18,736
Terminations, withdrawals and annuity payments	(243,066)	(139,462)	(26,581)
Transfers between subaccounts, net	109,220	(15,262)	(5,199)
Maintenance charges and mortality adjustments	(16,970)	(5,290)	(745)
Increase (decrease) in net assets from contract transactions	(115,617)	(103,637)	(13,789)
Total increase (decrease) in net assets	412,875	247,130	27,925
Net assets as of December 31, 2017	$3,706,449	$2,515,482	$268,099
Investment income (loss):
Dividend distributions	-	-	3,515
Investment Expenses:
Mortality and expense risk and administrative charges	(29,334)	(21,585)	(2,315)
Net investment income (loss)	(29,334)	(21,585)	1,200
Increase (decrease) in net assets from operations:
Capital gain distributions	359,276	250,753	33,672
Realized capital gain (loss) on investments	(64,419)	61,748	(7,760)
Change in unrealized appreciation (depreciation)	(960,934)	(771,310)	(41,662)
Net gain (loss) on investments	(666,077)	(458,809)	(15,750)
Net increase (decrease) in net assets from operations	(695,411)	(480,394)	(14,550)
Contract owner transactions:
Variable annuity deposits	84,524	56,622	13,954
Terminations, withdrawals and annuity payments	(622,020)	(235,191)	(46,860)
Transfers between subaccounts, net	39,633	13,898	(1,885)
Maintenance charges and mortality adjustments	(14,924)	(5,638)	(484)
Increase (decrease) in net assets from contract transactions	(512,787)	(170,309)	(35,275)
Total increase (decrease) in net assets	(1,208,198)	(650,703)	(49,825)
Net assets as of December 31, 2018	$2,498,251	$1,864,779	$218,274

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Core Equity
Net assets as of December 31, 2016	$401,514	$59,304	$81,162
Investment income (loss):
Dividend distributions	5,899	988	384
Investment Expenses:
Mortality and expense risk and administrative charges	(3,539)	(281)	(397)
Net investment income (loss)	2,360	707	(13)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,748	3,475
Realized capital gain (loss) on investments	(26,216)	(43)	(66)
Change in unrealized appreciation (depreciation)	87,861	4,035	13,009
Net gain (loss) on investments	61,645	5,740	16,418
Net increase (decrease) in net assets from operations	64,005	6,447	16,405
Contract owner transactions:
Variable annuity deposits	57,064	-	-
Terminations, withdrawals and annuity payments	(19,836)	-	-
Transfers between subaccounts, net	(125,239)	-	-
Maintenance charges and mortality adjustments	(1,241)	-	-
Increase (decrease) in net assets from contract transactions	(89,252)	-	-
Total increase (decrease) in net assets	(25,247)	6,447	16,405
Net assets as of December 31, 2017	$376,267	$65,751	$97,567
Investment income (loss):
Dividend distributions	9,649	1,044	476
Investment Expenses:
Mortality and expense risk and administrative charges	(5,027)	(303)	(471)
Net investment income (loss)	4,622	741	5
Increase (decrease) in net assets from operations:
Capital gain distributions	21,012	1,029	7,914
Realized capital gain (loss) on investments	(5,115)	(32)	(36)
Change in unrealized appreciation (depreciation)	(56,752)	(4,156)	(12,868)
Net gain (loss) on investments	(40,855)	(3,159)	(4,990)
Net increase (decrease) in net assets from operations	(36,233)	(2,418)	(4,985)
Contract owner transactions:
Variable annuity deposits	86,731	-	1,876
Terminations, withdrawals and annuity payments	(30,547)	-	(30)
Transfers between subaccounts, net	76,539	-	-
Maintenance charges and mortality adjustments	(1,373)	-	-
Increase (decrease) in net assets from contract transactions	131,350	-	1,846
Total increase (decrease) in net assets	95,117	(2,418)	(3,139)
Net assets as of December 31, 2018	$471,384	$63,333	$94,428

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Ivy VIP Energy	Ivy VIP Global Bond	Ivy VIP Global Equity Income (b)
Net assets as of December 31, 2016	$139,059	$109,393	$27,317
Investment income (loss):
Dividend distributions	1,023	3,067	364
Investment Expenses:
Mortality and expense risk and administrative charges	(860)	(530)	(131)
Net investment income (loss)	163	2,537	233
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	940
Realized capital gain (loss) on investments	(2,946)	(474)	-
Change in unrealized appreciation (depreciation)	(14,846)	2,142	2,936
Net gain (loss) on investments	(17,792)	1,668	3,876
Net increase (decrease) in net assets from operations	(17,629)	4,205	4,109
Contract owner transactions:
Variable annuity deposits	11,380	35	-
Terminations, withdrawals and annuity payments	(6,615)	(16,570)	-
Transfers between subaccounts, net	59,394	28,801	-
Maintenance charges and mortality adjustments	(23)	-	-
Increase (decrease) in net assets from contract transactions	64,136	12,266	-
Total increase (decrease) in net assets	46,507	16,471	4,109
Net assets as of December 31, 2017	$185,566	$125,864	$31,426
Investment income (loss):
Dividend distributions	-	3,572	501
Investment Expenses:
Mortality and expense risk and administrative charges	(1,483)	(568)	(139)
Net investment income (loss)	(1,483)	3,004	362
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,354
Realized capital gain (loss) on investments	(13,977)	(1,541)	(3)
Change in unrealized appreciation (depreciation)	(84,873)	(2,181)	(6,508)
Net gain (loss) on investments	(98,850)	(3,722)	(4,157)
Net increase (decrease) in net assets from operations	(100,333)	(718)	(3,795)
Contract owner transactions:
Variable annuity deposits	6,548	-	-
Terminations, withdrawals and annuity payments	(31,919)	(940)	-
Transfers between subaccounts, net	106,076	5,526	-
Maintenance charges and mortality adjustments	(39)	-	-
Increase (decrease) in net assets from contract transactions	80,666	4,586	-
Total increase (decrease) in net assets	(19,667)	3,868	(3,795)
Net assets as of December 31, 2018	$165,899	$129,732	$27,631

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP Global Growth	Ivy VIP Growth	Ivy VIP High Income
Net assets as of December 31, 2016	$1,215	$276,795	$289,465
Investment income (loss):
Dividend distributions	1	695	129,591
Investment Expenses:
Mortality and expense risk and administrative charges	(7)	(1,318)	(8,046)
Net investment income (loss)	(6)	(623)	121,545
Increase (decrease) in net assets from operations:
Capital gain distributions	36	24,738	-
Realized capital gain (loss) on investments	-	(1,577)	(51,142)
Change in unrealized appreciation (depreciation)	260	50,356	(5,562)
Net gain (loss) on investments	296	73,517	(56,704)
Net increase (decrease) in net assets from operations	290	72,894	64,841
Contract owner transactions:
Variable annuity deposits	-	-	5,004
Terminations, withdrawals and annuity payments	-	(16,451)	(37,492)
Transfers between subaccounts, net	-	(16,653)	275,227
Maintenance charges and mortality adjustments	-	(362)	(90)
Increase (decrease) in net assets from contract transactions	-	(33,466)	242,649
Total increase (decrease) in net assets	290	39,428	307,490
Net assets as of December 31, 2017	$1,505	$316,223	$596,955
Investment income (loss):
Dividend distributions	7	94	39,268
Investment Expenses:
Mortality and expense risk and administrative charges	(271)	(1,261)	(7,234)
Net investment income (loss)	(264)	(1,167)	32,034
Increase (decrease) in net assets from operations:
Capital gain distributions	94	32,040	-
Realized capital gain (loss) on investments	(26)	9,874	(16,418)
Change in unrealized appreciation (depreciation)	(36,099)	(25,244)	(38,429)
Net gain (loss) on investments	(36,031)	16,670	(54,847)
Net increase (decrease) in net assets from operations	(36,295)	15,503	(22,813)
Contract owner transactions:
Variable annuity deposits	-	299	224,421
Terminations, withdrawals and annuity payments	-	(52,315)	(37,961)
Transfers between subaccounts, net	239,724	(66,956)	(179,417)
Maintenance charges and mortality adjustments	-	(377)	(30)
Increase (decrease) in net assets from contract transactions	239,724	(119,349)	7,013
Total increase (decrease) in net assets	203,429	(103,846)	(15,800)
Net assets as of December 31, 2018	$204,934	$212,377	$581,155

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP International Core Equity	Ivy VIP Limited-Term Bond	Ivy VIP Mid Cap Growth
Net assets as of December 31, 2016	$494,067	$-	$72,676
Investment income (loss):
Dividend distributions	7,685	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,287)	-	(557)
Net investment income (loss)	4,398	-	(557)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,755
Realized capital gain (loss) on investments	332	-	1,490
Change in unrealized appreciation (depreciation)	109,005	-	19,470
Net gain (loss) on investments	109,337	-	23,715
Net increase (decrease) in net assets from operations	113,735	-	23,158
Contract owner transactions:
Variable annuity deposits	15,579	-	-
Terminations, withdrawals and annuity payments	(3,650)	2	(684)
Transfers between subaccounts, net	43,194	(2)	24,425
Maintenance charges and mortality adjustments	(343)	-	-
Increase (decrease) in net assets from contract transactions	54,780	-	23,741
Total increase (decrease) in net assets	168,515	-	46,899
Net assets as of December 31, 2017	$662,582	$-	$119,575
Investment income (loss):
Dividend distributions	9,932	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,858)	-	(1,045)
Net investment income (loss)	6,074	-	(1,045)
Increase (decrease) in net assets from operations:
Capital gain distributions	17,368	-	10,857
Realized capital gain (loss) on investments	649	-	16,912
Change in unrealized appreciation (depreciation)	(143,405)	-	(17,464)
Net gain (loss) on investments	(125,388)	-	10,305
Net increase (decrease) in net assets from operations	(119,314)	-	9,260
Contract owner transactions:
Variable annuity deposits	10,105	-	27,679
Terminations, withdrawals and annuity payments	(2,128)	-	(418)
Transfers between subaccounts, net	(38,793)	-	(86,688)
Maintenance charges and mortality adjustments	(384)	-	-
Increase (decrease) in net assets from contract transactions	(31,200)	-	(59,427)
Total increase (decrease) in net assets	(150,514)	-	(50,167)
Net assets as of December 31, 2018	$512,068	$-	$69,408

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP Natural Resources	Ivy VIP Science and Technology	Ivy VIP Securian Real Estate Securities (b)
Net assets as of December 31, 2016	$-	$184,484	$136,877
Investment income (loss):
Dividend distributions	-	-	1,288
Investment Expenses:
Mortality and expense risk and administrative charges	-	(2,165)	(1,391)
Net investment income (loss)	-	(2,165)	(103)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	14,274	12,037
Realized capital gain (loss) on investments	-	7,402	(4,928)
Change in unrealized appreciation (depreciation)	-	26,928	(2,950)
Net gain (loss) on investments	-	48,604	4,159
Net increase (decrease) in net assets from operations	-	46,439	4,056
Contract owner transactions:
Variable annuity deposits	-	61,877	2
Terminations, withdrawals and annuity payments	-	(39,238)	(873)
Transfers between subaccounts, net	-	(60,204)	(38,338)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	-	(37,565)	(39,209)
Total increase (decrease) in net assets	-	8,874	(35,153)
Net assets as of December 31, 2017	$-	$193,358	$101,724
Investment income (loss):
Dividend distributions	-	-	1,515
Investment Expenses:
Mortality and expense risk and administrative charges	(23)	(3,467)	(1,042)
Net investment income (loss)	(23)	(3,467)	473
Increase (decrease) in net assets from operations:
Capital gain distributions	-	41,336	6,479
Realized capital gain (loss) on investments	(2,012)	14,791	(13,032)
Change in unrealized appreciation (depreciation)	-	(74,964)	2,205
Net gain (loss) on investments	(2,012)	(18,837)	(4,348)
Net increase (decrease) in net assets from operations	(2,035)	(22,304)	(3,875)
Contract owner transactions:
Variable annuity deposits	-	116,323	1
Terminations, withdrawals and annuity payments	-	(3,973)	(874)
Transfers between subaccounts, net	2,035	(8,726)	(48,483)
Maintenance charges and mortality adjustments	-	(35)	-
Increase (decrease) in net assets from contract transactions	2,035	103,589	(49,356)
Total increase (decrease) in net assets	-	81,285	(53,231)
Net assets as of December 31, 2018	$-	$274,643	$48,493

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP Small Cap Core	Ivy VIP Small Cap Growth	Ivy VIP Value
Net assets as of December 31, 2016	$532,008	$74,079	$213,024
Investment income (loss):
Dividend distributions	-	-	3,116
Investment Expenses:
Mortality and expense risk and administrative charges	(1,636)	(1,004)	(995)
Net investment income (loss)	(1,636)	(1,004)	2,121
Increase (decrease) in net assets from operations:
Capital gain distributions	33,558	2,647	4,226
Realized capital gain (loss) on investments	16,745	(81)	(432)
Change in unrealized appreciation (depreciation)	(10,623)	21,145	19,441
Net gain (loss) on investments	39,680	23,711	23,235
Net increase (decrease) in net assets from operations	38,044	22,707	25,356
Contract owner transactions:
Variable annuity deposits	12,853	21,226	-
Terminations, withdrawals and annuity payments	(3,834)	(754)	(2,698)
Transfers between subaccounts, net	(288,968)	59,562	-
Maintenance charges and mortality adjustments	(300)	(53)	(311)
Increase (decrease) in net assets from contract transactions	(280,249)	79,981	(3,009)
Total increase (decrease) in net assets	(242,205)	102,688	22,347
Net assets as of December 31, 2017	$289,803	$176,767	$235,371
Investment income (loss):
Dividend distributions	450	730	4,379
Investment Expenses:
Mortality and expense risk and administrative charges	(2,402)	(1,543)	(1,112)
Net investment income (loss)	(1,952)	(813)	3,267
Increase (decrease) in net assets from operations:
Capital gain distributions	71,352	63,955	7,040
Realized capital gain (loss) on investments	(13,539)	1,454	(1,894)
Change in unrealized appreciation (depreciation)	(83,033)	(71,164)	(25,457)
Net gain (loss) on investments	(25,220)	(5,755)	(20,311)
Net increase (decrease) in net assets from operations	(27,172)	(6,568)	(17,044)
Contract owner transactions:
Variable annuity deposits	10,636	69,943	-
Terminations, withdrawals and annuity payments	(41,408)	(277)	(2,351)
Transfers between subaccounts, net	37,094	(71,084)	(6,517)
Maintenance charges and mortality adjustments	(338)	(62)	(343)
Increase (decrease) in net assets from contract transactions	5,984	(1,480)	(9,211)
Total increase (decrease) in net assets	(21,188)	(8,048)	(26,255)
Net assets as of December 31, 2018	$268,615	$168,719	$209,116

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Janus Henderson Mid Cap Value	Janus Henderson Overseas	Janus Henderson U.S. Managed Volatility (a)
Net assets as of December 31, 2016	$340,189	$2,524,153	$-
Investment income (loss):
Dividend distributions	265	41,826	32,913
Investment Expenses:
Mortality and expense risk and administrative charges	(2,256)	(25,371)	(6,051)
Net investment income (loss)	(1,991)	16,455	26,862
Increase (decrease) in net assets from operations:
Capital gain distributions	23,873	-	13,190
Realized capital gain (loss) on investments	(4,226)	(97,818)	24,564
Change in unrealized appreciation (depreciation)	13,660	795,478	37,072
Net gain (loss) on investments	33,307	697,660	74,826
Net increase (decrease) in net assets from operations	31,316	714,115	101,688
Contract owner transactions:
Variable annuity deposits	18,937	132,513	18,493
Terminations, withdrawals and annuity payments	(15,897)	(264,413)	(117,120)
Transfers between subaccounts, net	(133,941)	(162,835)	960,332
Maintenance charges and mortality adjustments	(1,481)	(8,952)	(2,267)
Increase (decrease) in net assets from contract transactions	(132,382)	(303,687)	859,438
Total increase (decrease) in net assets	(101,066)	410,428	961,126
Net assets as of December 31, 2017	$239,123	$2,934,581	$961,126
Investment income (loss):
Dividend distributions	631	17,551	11,291
Investment Expenses:
Mortality and expense risk and administrative charges	(1,917)	(26,561)	(8,455)
Net investment income (loss)	(1,286)	(9,010)	2,836
Increase (decrease) in net assets from operations:
Capital gain distributions	15,225	-	47,299
Realized capital gain (loss) on investments	(8,085)	(23,976)	12,121
Change in unrealized appreciation (depreciation)	(29,973)	(445,472)	(101,747)
Net gain (loss) on investments	(22,833)	(469,448)	(42,327)
Net increase (decrease) in net assets from operations	(24,119)	(478,458)	(39,491)
Contract owner transactions:
Variable annuity deposits	22,124	91,998	36,896
Terminations, withdrawals and annuity payments	(13,984)	(245,141)	(48,987)
Transfers between subaccounts, net	(96,597)	252,262	(108,671)
Maintenance charges and mortality adjustments	(943)	(9,276)	(2,034)
Increase (decrease) in net assets from contract transactions	(89,400)	89,843	(122,796)
Total increase (decrease) in net assets	(113,519)	(388,615)	(162,287)
Net assets as of December 31, 2018	$125,604	$2,545,966	$798,839

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty	Janus Henderson VIT Mid Cap Value
Net assets as of December 31, 2016	$32,476,261	$133,045	$385,458
Investment income (loss):
Dividend distributions	50,732	-	438
Investment Expenses:
Mortality and expense risk and administrative charges	(314,834)	(585)	(1,421)
Net investment income (loss)	(264,102)	(585)	(983)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,319,032	9,220	2,571
Realized capital gain (loss) on investments	1,965,109	18,291	(1,633)
Change in unrealized appreciation (depreciation)	4,307,904	4,938	23,398
Net gain (loss) on investments	8,592,045	32,449	24,336
Net increase (decrease) in net assets from operations	8,327,943	31,864	23,353
Contract owner transactions:
Variable annuity deposits	655,803	34,653	-
Terminations, withdrawals and annuity payments	(4,465,911)	(38,312)	(10,036)
Transfers between subaccounts, net	(189,732)	(141,757)	(326,757)
Maintenance charges and mortality adjustments	(159,305)	(174)	-
Increase (decrease) in net assets from contract transactions	(4,159,145)	(145,590)	(336,793)
Total increase (decrease) in net assets	4,168,798	(113,726)	(313,440)
Net assets as of December 31, 2017	$36,645,059	$19,319	$72,018
Investment income (loss):
Dividend distributions	36,799	-	343
Investment Expenses:
Mortality and expense risk and administrative charges	(299,643)	(922)	(329)
Net investment income (loss)	(262,844)	(922)	14
Increase (decrease) in net assets from operations:
Capital gain distributions	1,702,630	938	3,378
Realized capital gain (loss) on investments	3,039,936	2,169	4,824
Change in unrealized appreciation (depreciation)	(4,374,591)	(41,891)	(12,882)
Net gain (loss) on investments	367,975	(38,784)	(4,680)
Net increase (decrease) in net assets from operations	105,131	(39,706)	(4,666)
Contract owner transactions:
Variable annuity deposits	959,530	25,980	-
Terminations, withdrawals and annuity payments	(4,634,376)	(15,577)	(484)
Transfers between subaccounts, net	(4,165,752)	258,429	(33,723)
Maintenance charges and mortality adjustments	(140,620)	(22)	-
Increase (decrease) in net assets from contract transactions	(7,981,218)	268,810	(34,207)
Total increase (decrease) in net assets	(7,876,087)	229,104	(38,873)
Net assets as of December 31, 2018	$28,768,972	$248,423	$33,145

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Janus Henderson VIT Overseas	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio
Net assets as of December 31, 2016	$67,356	$17,701,059	$8,232,725
Investment income (loss):
Dividend distributions	1,383	46,158	150,126
Investment Expenses:
Mortality and expense risk and administrative charges	(1,097)	(163,625)	(41,272)
Net investment income (loss)	286	(117,467)	108,854
Increase (decrease) in net assets from operations:
Capital gain distributions	-	187,905	-
Realized capital gain (loss) on investments	(9)	624,588	(105,045)
Change in unrealized appreciation (depreciation)	20,248	3,703,068	152,323
Net gain (loss) on investments	20,239	4,515,561	47,278
Net increase (decrease) in net assets from operations	20,525	4,398,094	156,132
Contract owner transactions:
Variable annuity deposits	7,496	446,888	259,651
Terminations, withdrawals and annuity payments	-	(1,786,866)	(462,651)
Transfers between subaccounts, net	-	(1,461,995)	(3,861,136)
Maintenance charges and mortality adjustments	(18)	(61,325)	(25,410)
Increase (decrease) in net assets from contract transactions	7,478	(2,863,298)	(4,089,546)
Total increase (decrease) in net assets	28,003	1,534,796	(3,933,414)
Net assets as of December 31, 2017	$95,359	$19,235,855	$4,299,311
Investment income (loss):
Dividend distributions	1,313	65,214	88,520
Investment Expenses:
Mortality and expense risk and administrative charges	(1,168)	(154,671)	(31,262)
Net investment income (loss)	145	(89,457)	57,258
Increase (decrease) in net assets from operations:
Capital gain distributions	-	876,338	6,504
Realized capital gain (loss) on investments	2,250	1,161,250	(81,610)
Change in unrealized appreciation (depreciation)	(15,150)	(2,671,873)	(40,634)
Net gain (loss) on investments	(12,900)	(634,285)	(115,740)
Net increase (decrease) in net assets from operations	(12,755)	(723,742)	(58,482)
Contract owner transactions:
Variable annuity deposits	91	102,568	132,246
Terminations, withdrawals and annuity payments	(15,848)	(2,183,182)	(512,474)
Transfers between subaccounts, net	(23)	(1,301,046)	(132,490)
Maintenance charges and mortality adjustments	(28)	(56,661)	(20,348)
Increase (decrease) in net assets from contract transactions	(15,808)	(3,438,321)	(533,066)
Total increase (decrease) in net assets	(28,563)	(4,162,063)	(591,548)
Net assets as of December 31, 2018	$66,796	$15,073,792	$3,707,763

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2016	$118,113	$119,362	$3,796,153
Investment income (loss):
Dividend distributions	132	1,278	138,524
Investment Expenses:
Mortality and expense risk and administrative charges	(679)	(1,157)	(27,233)
Net investment income (loss)	(547)	121	111,291
Increase (decrease) in net assets from operations:
Capital gain distributions	797	1,870	32,634
Realized capital gain (loss) on investments	553	967	51,046
Change in unrealized appreciation (depreciation)	16,103	28,491	86,097
Net gain (loss) on investments	17,453	31,328	169,777
Net increase (decrease) in net assets from operations	16,906	31,449	281,068
Contract owner transactions:
Variable annuity deposits	-	-	346,659
Terminations, withdrawals and annuity payments	(17,439)	(7,066)	(489,532)
Transfers between subaccounts, net	31,482	62,876	(491,415)
Maintenance charges and mortality adjustments	-	(442)	(14,190)
Increase (decrease) in net assets from contract transactions	14,043	55,368	(648,478)
Total increase (decrease) in net assets	30,949	86,817	(367,410)
Net assets as of December 31, 2017	$149,062	$206,179	$3,428,743
Investment income (loss):
Dividend distributions	106	1,287	190,352
Investment Expenses:
Mortality and expense risk and administrative charges	(1,869)	(1,681)	(32,989)
Net investment income (loss)	(1,763)	(394)	157,363
Increase (decrease) in net assets from operations:
Capital gain distributions	10,025	24,748	92,449
Realized capital gain (loss) on investments	4,090	218	(3,468)
Change in unrealized appreciation (depreciation)	(28,406)	(39,296)	(448,293)
Net gain (loss) on investments	(14,291)	(14,330)	(359,312)
Net increase (decrease) in net assets from operations	(16,054)	(14,724)	(201,949)
Contract owner transactions:
Variable annuity deposits	1,980	-	1,131,141
Terminations, withdrawals and annuity payments	(37,139)	-	(456,997)
Transfers between subaccounts, net	26,580	-	302,775
Maintenance charges and mortality adjustments	-	(488)	(12,254)
Increase (decrease) in net assets from contract transactions	(8,579)	(488)	964,665
Total increase (decrease) in net assets	(24,633)	(15,212)	762,716
Net assets as of December 31, 2018	$124,429	$190,967	$4,191,459

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Classic Stock VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2016	$65,193	$-	$420,485
Investment income (loss):
Dividend distributions	5,539	145	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,581)	(9)	(3,159)
Net investment income (loss)	3,958	136	(3,159)
Increase (decrease) in net assets from operations:
Capital gain distributions	16,124	1,224	-
Realized capital gain (loss) on investments	204	2	3,652
Change in unrealized appreciation (depreciation)	8,365	(960)	121,745
Net gain (loss) on investments	24,693	266	125,397
Net increase (decrease) in net assets from operations	28,651	402	122,238
Contract owner transactions:
Variable annuity deposits	-	96	46,362
Terminations, withdrawals and annuity payments	(3,888)	(289)	(57,564)
Transfers between subaccounts, net	257,217	18,396	(4,295)
Maintenance charges and mortality adjustments	-	-	(1,542)
Increase (decrease) in net assets from contract transactions	253,329	18,203	(17,039)
Total increase (decrease) in net assets	281,980	18,605	105,199
Net assets as of December 31, 2017	$347,173	$18,605	$525,684
Investment income (loss):
Dividend distributions	1,059	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,156)	(7)	(12,281)
Net investment income (loss)	(97)	(7)	(12,281)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,071	-	250,955
Realized capital gain (loss) on investments	20,811	410	36,840
Change in unrealized appreciation (depreciation)	(16,495)	960	(537,840)
Net gain (loss) on investments	9,387	1,370	(250,045)
Net increase (decrease) in net assets from operations	9,290	1,363	(262,326)
Contract owner transactions:
Variable annuity deposits	6	-	97,042
Terminations, withdrawals and annuity payments	(5,945)	(290)	(254,912)
Transfers between subaccounts, net	(296,367)	(19,678)	1,580,608
Maintenance charges and mortality adjustments	-	-	(4,439)
Increase (decrease) in net assets from contract transactions	(302,306)	(19,968)	1,418,299
Total increase (decrease) in net assets	(293,016)	(18,605)	1,155,973
Net assets as of December 31, 2018	$54,157	$-	$1,681,657

The accompanying notes are an integral part of these financial statements.s

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC
Net assets as of December 31, 2016	$-	$30,918	$556,835
Investment income (loss):
Dividend distributions	-	316	3,827
Investment Expenses:
Mortality and expense risk and administrative charges	-	(488)	(1,637)
Net investment income (loss)	-	(172)	2,190
Increase (decrease) in net assets from operations:
Capital gain distributions	-	5,149	-
Realized capital gain (loss) on investments	-	75	(7,612)
Change in unrealized appreciation (depreciation)	-	(2,490)	19,940
Net gain (loss) on investments	-	2,734	12,328
Net increase (decrease) in net assets from operations	-	2,562	14,518
Contract owner transactions:
Variable annuity deposits	-	7,824	170,168
Terminations, withdrawals and annuity payments	-	-	(210,255)
Transfers between subaccounts, net	-	14,115	(368,708)
Maintenance charges and mortality adjustments	-	(64)	(405)
Increase (decrease) in net assets from contract transactions	-	21,875	(409,200)
Total increase (decrease) in net assets	-	24,437	(394,682)
Net assets as of December 31, 2017	$-	$55,355	$162,153
Investment income (loss):
Dividend distributions	-	407	4,519
Investment Expenses:
Mortality and expense risk and administrative charges	(301)	(446)	(747)
Net investment income (loss)	(301)	(39)	3,772
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,945	-
Realized capital gain (loss) on investments	(1,198)	(62)	(543)
Change in unrealized appreciation (depreciation)	-	(11,611)	(5,686)
Net gain (loss) on investments	(1,198)	(9,728)	(6,229)
Net increase (decrease) in net assets from operations	(1,499)	(9,767)	(2,457)
Contract owner transactions:
Variable annuity deposits	134	6,175	-
Terminations, withdrawals and annuity payments	(11,034)	(457)	(6,813)
Transfers between subaccounts, net	12,421	-	(11,440)
Maintenance charges and mortality adjustments	(22)	(63)	(86)
Increase (decrease) in net assets from contract transactions	1,499	5,655	(18,339)
Total increase (decrease) in net assets	-	(4,112)	(20,796)
Net assets as of December 31, 2018	$-	$51,243	$141,357

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	MFS VIT Emerging Markets Equity	MFS VIT Global Tactical Allocation	MFS VIT High Yield
Net assets as of December 31, 2016	$91,304	$9,518	$188,334
Investment income (loss):
Dividend distributions	1,132	299	818
Investment Expenses:
Mortality and expense risk and administrative charges	(1,477)	(146)	(121)
Net investment income (loss)	(345)	153	697
Increase (decrease) in net assets from operations:
Capital gain distributions	-	25	-
Realized capital gain (loss) on investments	5,059	(29)	5,129
Change in unrealized appreciation (depreciation)	32,148	706	(2,508)
Net gain (loss) on investments	37,207	702	2,621
Net increase (decrease) in net assets from operations	36,862	855	3,318
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(1,310)	(998)	(341)
Transfers between subaccounts, net	15,213	-	(178,069)
Maintenance charges and mortality adjustments	(300)	-	(40)
Increase (decrease) in net assets from contract transactions	13,603	(998)	(178,450)
Total increase (decrease) in net assets	50,465	(143)	(175,132)
Net assets as of December 31, 2017	$141,769	$9,375	$13,202
Investment income (loss):
Dividend distributions	544	47	709
Investment Expenses:
Mortality and expense risk and administrative charges	(6,639)	(133)	(59)
Net investment income (loss)	(6,095)	(86)	650
Increase (decrease) in net assets from operations:
Capital gain distributions	-	413	-
Realized capital gain (loss) on investments	(48,701)	(121)	(1)
Change in unrealized appreciation (depreciation)	(49,409)	(778)	(1,133)
Net gain (loss) on investments	(98,110)	(486)	(1,134)
Net increase (decrease) in net assets from operations	(104,205)	(572)	(484)
Contract owner transactions:
Variable annuity deposits	1,722	4	-
Terminations, withdrawals and annuity payments	(316,308)	(978)	-
Transfers between subaccounts, net	400,021	-	-
Maintenance charges and mortality adjustments	(371)	-	(13)
Increase (decrease) in net assets from contract transactions	85,064	(974)	(13)
Total increase (decrease) in net assets	(19,141)	(1,546)	(497)
Net assets as of December 31, 2018	$122,628	$7,829	$12,705

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	MFS VIT II Research International	MFS VIT International Value	MFS VIT New Discovery
Net assets as of December 31, 2016	$6,037,689	$707,631	$191,679
Investment income (loss):
Dividend distributions	121,409	10,725	-
Investment Expenses:
Mortality and expense risk and administrative charges	(85,698)	(5,896)	(1,223)
Net investment income (loss)	35,711	4,829	(1,223)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	782	4,132
Realized capital gain (loss) on investments	319,824	31,244	5,674
Change in unrealized appreciation (depreciation)	1,483,702	164,850	39,732
Net gain (loss) on investments	1,803,526	196,876	49,538
Net increase (decrease) in net assets from operations	1,839,237	201,705	48,315
Contract owner transactions:
Variable annuity deposits	190,458	139,176	28,983
Terminations, withdrawals and annuity payments	(988,610)	(98,023)	(8,646)
Transfers between subaccounts, net	935,754	(6,973)	(37,856)
Maintenance charges and mortality adjustments	(36,085)	(804)	(120)
Increase (decrease) in net assets from contract transactions	101,517	33,376	(17,639)
Total increase (decrease) in net assets	1,940,754	235,081	30,676
Net assets as of December 31, 2017	$7,978,443	$942,712	$222,355
Investment income (loss):
Dividend distributions	77,228	7,857	-
Investment Expenses:
Mortality and expense risk and administrative charges	(73,090)	(7,750)	(1,315)
Net investment income (loss)	4,138	107	(1,315)
Increase (decrease) in net assets from operations:
Capital gain distributions	163,262	9,769	30,095
Realized capital gain (loss) on investments	311,953	41,625	9,014
Change in unrealized appreciation (depreciation)	(1,487,308)	(141,663)	(39,505)
Net gain (loss) on investments	(1,012,093)	(90,269)	(396)
Net increase (decrease) in net assets from operations	(1,007,955)	(90,162)	(1,711)
Contract owner transactions:
Variable annuity deposits	88,562	137,540	-
Terminations, withdrawals and annuity payments	(1,110,126)	(47,241)	(41,441)
Transfers between subaccounts, net	(353,852)	(153,367)	8,358
Maintenance charges and mortality adjustments	(26,693)	(893)	(166)
Increase (decrease) in net assets from contract transactions	(1,402,109)	(63,961)	(33,249)
Total increase (decrease) in net assets	(2,410,064)	(154,123)	(34,960)
Net assets as of December 31, 2018	$5,568,379	$788,589	$187,395

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	MFS VIT Research	MFS VIT Total Return	MFS VIT Total Return Bond
Net assets as of December 31, 2016	$66,298	$24,689,176	$130,934
Investment income (loss):
Dividend distributions	842	502,622	3,979
Investment Expenses:
Mortality and expense risk and administrative charges	(334)	(177,385)	(1,158)
Net investment income (loss)	508	325,237	2,821
Increase (decrease) in net assets from operations:
Capital gain distributions	5,049	645,196	-
Realized capital gain (loss) on investments	28	581,877	(216)
Change in unrealized appreciation (depreciation)	9,344	950,249	1,405
Net gain (loss) on investments	14,421	2,177,322	1,189
Net increase (decrease) in net assets from operations	14,929	2,502,559	4,010
Contract owner transactions:
Variable annuity deposits	-	359,983	-
Terminations, withdrawals and annuity payments	-	(2,988,873)	(141)
Transfers between subaccounts, net	-	(1,132,766)	(7,531)
Maintenance charges and mortality adjustments	-	(141,422)	-
Increase (decrease) in net assets from contract transactions	-	(3,903,078)	(7,672)
Total increase (decrease) in net assets	14,929	(1,400,519)	(3,662)
Net assets as of December 31, 2017	$81,227	$23,288,657	$127,272
Investment income (loss):
Dividend distributions	470	418,983	2,836
Investment Expenses:
Mortality and expense risk and administrative charges	(612)	(162,100)	(956)
Net investment income (loss)	(142)	256,883	1,880
Increase (decrease) in net assets from operations:
Capital gain distributions	12,108	964,782	-
Realized capital gain (loss) on investments	37	395,817	(2,121)
Change in unrealized appreciation (depreciation)	(17,328)	(2,995,510)	(2,572)
Net gain (loss) on investments	(5,183)	(1,634,911)	(4,693)
Net increase (decrease) in net assets from operations	(5,325)	(1,378,028)	(2,813)
Contract owner transactions:
Variable annuity deposits	1,559	310,965	509
Terminations, withdrawals and annuity payments	-	(2,519,197)	(137)
Transfers between subaccounts, net	16,714	(588,526)	(45,985)
Maintenance charges and mortality adjustments	-	(123,571)	-
Increase (decrease) in net assets from contract transactions	18,273	(2,920,329)	(45,613)
Total increase (decrease) in net assets	12,948	(4,298,357)	(48,426)
Net assets as of December 31, 2018	$94,175	$18,990,300	$78,846

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	MFS VIT Utilities	Morgan Stanley VIF Emerging Markets Debt	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2016	$17,534,672	$72,608	$10,836,160
Investment income (loss):
Dividend distributions	678,940	7,988	99,925
Investment Expenses:
Mortality and expense risk and administrative charges	(155,715)	(604)	(93,710)
Net investment income (loss)	523,225	7,384	6,215
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	415,035	23	565,553
Change in unrealized appreciation (depreciation)	1,502,545	1,883	2,542,703
Net gain (loss) on investments	1,917,580	1,906	3,108,256
Net increase (decrease) in net assets from operations	2,440,805	9,290	3,114,471
Contract owner transactions:
Variable annuity deposits	251,155	78,680	452,661
Terminations, withdrawals and annuity payments	(2,384,876)	(11,232)	(1,140,969)
Transfers between subaccounts, net	(2,249,086)	48,871	(1,579,765)
Maintenance charges and mortality adjustments	(90,432)	-	(52,345)
Increase (decrease) in net assets from contract transactions	(4,473,239)	116,319	(2,320,418)
Total increase (decrease) in net assets	(2,032,434)	125,609	794,053
Net assets as of December 31, 2017	$15,502,238	$198,217	$11,630,213
Investment income (loss):
Dividend distributions	147,586	10,519	44,176
Investment Expenses:
Mortality and expense risk and administrative charges	(122,719)	(853)	(97,488)
Net investment income (loss)	24,867	9,666	(53,312)
Increase (decrease) in net assets from operations:
Capital gain distributions	67,471	-	-
Realized capital gain (loss) on investments	209,995	(2,676)	182,764
Change in unrealized appreciation (depreciation)	(271,595)	(22,179)	(2,395,932)
Net gain (loss) on investments	5,871	(24,855)	(2,213,168)
Net increase (decrease) in net assets from operations	30,738	(15,189)	(2,266,480)
Contract owner transactions:
Variable annuity deposits	366,652	3,999	293,492
Terminations, withdrawals and annuity payments	(2,389,817)	(4,945)	(1,458,468)
Transfers between subaccounts, net	(119,171)	(10,984)	2,327,190
Maintenance charges and mortality adjustments	(72,391)	-	(51,270)
Increase (decrease) in net assets from contract transactions	(2,214,727)	(11,930)	1,110,944
Total increase (decrease) in net assets	(2,183,989)	(27,119)	(1,155,536)
Net assets as of December 31, 2018	$13,318,249	$171,098	$10,474,677

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2016	$126,566	$3,289,668	$1,378,149
Investment income (loss):
Dividend distributions	13,250	70,290	27,604
Investment Expenses:
Mortality and expense risk and administrative charges	(5,716)	(34,448)	(11,744)
Net investment income (loss)	7,534	35,842	15,860
Increase (decrease) in net assets from operations:
Capital gain distributions	65,142	265,358	7,516
Realized capital gain (loss) on investments	433	15,427	(5,034)
Change in unrealized appreciation (depreciation)	45,436	144,937	54,664
Net gain (loss) on investments	111,011	425,722	57,146
Net increase (decrease) in net assets from operations	118,545	461,564	73,006
Contract owner transactions:
Variable annuity deposits	881,856	678,011	27,039
Terminations, withdrawals and annuity payments	(1,010)	(329,424)	(92,335)
Transfers between subaccounts, net	47,689	382,681	198,657
Maintenance charges and mortality adjustments	(450)	(13,208)	(6,246)
Increase (decrease) in net assets from contract transactions	928,085	718,060	127,115
Total increase (decrease) in net assets	1,046,630	1,179,624	200,121
Net assets as of December 31, 2017	$1,173,196	$4,469,292	$1,578,270
Investment income (loss):
Dividend distributions	20,197	88,944	36,737
Investment Expenses:
Mortality and expense risk and administrative charges	(10,303)	(39,530)	(13,770)
Net investment income (loss)	9,894	49,414	22,967
Increase (decrease) in net assets from operations:
Capital gain distributions	119,037	400,123	24,501
Realized capital gain (loss) on investments	3,363	(16,468)	(22,359)
Change in unrealized appreciation (depreciation)	(280,398)	(769,380)	(78,463)
Net gain (loss) on investments	(157,998)	(385,725)	(76,321)
Net increase (decrease) in net assets from operations	(148,104)	(336,311)	(53,354)
Contract owner transactions:
Variable annuity deposits	264,178	394,608	195,039
Terminations, withdrawals and annuity payments	(6,479)	(220,619)	(203,505)
Transfers between subaccounts, net	64,516	96,806	299,559
Maintenance charges and mortality adjustments	(1,158)	(13,962)	(5,746)
Increase (decrease) in net assets from contract transactions	321,057	256,833	285,347
Total increase (decrease) in net assets	172,953	(79,478)	231,993
Net assets as of December 31, 2018	$1,346,149	$4,389,814	$1,810,263

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Guardian
Net assets as of December 31, 2016	$2,062,501	$705,007	$2,199,343
Investment income (loss):
Dividend distributions	61,176	8,527	7,829
Investment Expenses:
Mortality and expense risk and administrative charges	(24,186)	(4,882)	(35,129)
Net investment income (loss)	36,990	3,645	(27,300)
Increase (decrease) in net assets from operations:
Capital gain distributions	238,452	22,581	286,063
Realized capital gain (loss) on investments	(75)	2	(103,228)
Change in unrealized appreciation (depreciation)	155,056	28,372	353,671
Net gain (loss) on investments	393,433	50,955	536,506
Net increase (decrease) in net assets from operations	430,423	54,600	509,206
Contract owner transactions:
Variable annuity deposits	2,815,266	183,233	64,972
Terminations, withdrawals and annuity payments	(190,013)	(48,942)	(272,828)
Transfers between subaccounts, net	(356,070)	(387,696)	83,854
Maintenance charges and mortality adjustments	(7,947)	(1,224)	(15,860)
Increase (decrease) in net assets from contract transactions	2,261,236	(254,629)	(139,862)
Total increase (decrease) in net assets	2,691,659	(200,029)	369,344
Net assets as of December 31, 2017	$4,754,160	$504,978	$2,568,687
Investment income (loss):
Dividend distributions	111,616	27,648	11,238
Investment Expenses:
Mortality and expense risk and administrative charges	(46,209)	(8,054)	(35,823)
Net investment income (loss)	65,407	19,594	(24,585)
Increase (decrease) in net assets from operations:
Capital gain distributions	629,888	50,690	220,060
Realized capital gain (loss) on investments	(10,145)	(1,484)	(105,983)
Change in unrealized appreciation (depreciation)	(1,274,382)	(125,591)	(271,582)
Net gain (loss) on investments	(654,639)	(76,385)	(157,505)
Net increase (decrease) in net assets from operations	(589,232)	(56,791)	(182,090)
Contract owner transactions:
Variable annuity deposits	1,547,901	334,407	16,503
Terminations, withdrawals and annuity payments	(168,062)	(22,093)	(334,369)
Transfers between subaccounts, net	931,435	520,362	(125,354)
Maintenance charges and mortality adjustments	(13,272)	(2,073)	(15,435)
Increase (decrease) in net assets from contract transactions	2,298,002	830,603	(458,655)
Total increase (decrease) in net assets	1,708,770	773,812	(640,745)
Net assets as of December 31, 2018	$6,462,930	$1,278,790	$1,927,942

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Neuberger Berman AMT Large Cap Value	Neuberger Berman AMT Sustainable Equity s(b)	Neuberger Berman Core Bond
Net assets as of December 31, 2016	$11,561,097	$10,063,066	$7,564,381
Investment income (loss):
Dividend distributions	61,071	34,917	155,756
Investment Expenses:
Mortality and expense risk and administrative charges	(155,913)	(77,908)	(67,134)
Net investment income (loss)	(94,842)	(42,991)	88,622
Increase (decrease) in net assets from operations:
Capital gain distributions	285,781	375,239	-
Realized capital gain (loss) on investments	301,632	323,584	(18,798)
Change in unrealized appreciation (depreciation)	708,624	984,305	108,444
Net gain (loss) on investments	1,296,037	1,683,128	89,646
Net increase (decrease) in net assets from operations	1,201,195	1,640,137	178,268
Contract owner transactions:
Variable annuity deposits	154,458	122,763	169,007
Terminations, withdrawals and annuity payments	(1,459,377)	(1,058,067)	(1,329,293)
Transfers between subaccounts, net	(472,957)	(234,348)	(849,170)
Maintenance charges and mortality adjustments	(67,155)	(35,568)	(24,621)
Increase (decrease) in net assets from contract transactions	(1,845,031)	(1,205,220)	(2,034,077)
Total increase (decrease) in net assets	(643,836)	434,917	(1,855,809)
Net assets as of December 31, 2017	$10,917,261	$10,497,983	$5,708,572
Investment income (loss):
Dividend distributions	105,359	14,154	133,763
Investment Expenses:
Mortality and expense risk and administrative charges	(140,644)	(61,466)	(50,094)
Net investment income (loss)	(35,285)	(47,312)	83,669
Increase (decrease) in net assets from operations:
Capital gain distributions	937,477	368,370	-
Realized capital gain (loss) on investments	373,212	1,236,694	(49,831)
Change in unrealized appreciation (depreciation)	(1,493,455)	(1,850,179)	(174,290)
Net gain (loss) on investments	(182,766)	(245,115)	(224,121)
Net increase (decrease) in net assets from operations	(218,051)	(292,427)	(140,452)
Contract owner transactions:
Variable annuity deposits	73,703	85,358	127,824
Terminations, withdrawals and annuity payments	(1,590,981)	(1,063,996)	(912,988)
Transfers between subaccounts, net	(1,002,890)	(3,385,239)	(74,005)
Maintenance charges and mortality adjustments	(57,981)	(28,210)	(17,938)
Increase (decrease) in net assets from contract transactions	(2,578,149)	(4,392,087)	(877,107)
Total increase (decrease) in net assets	(2,796,200)	(4,684,514)	(1,017,559)
Net assets as of December 31, 2018	$8,121,061	$5,813,469	$4,691,013

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Neuberger Berman Large Cap Value	Neuberger Berman Sustainable Equity (b)	Northern Global Tactical Asset Allocation
Net assets as of December 31, 2016	$802,915	$940,537	$140,481
Investment income (loss):
Dividend distributions	7,879	4,330	3,447
Investment Expenses:
Mortality and expense risk and administrative charges	(7,388)	(8,947)	(1,281)
Net investment income (loss)	491	(4,617)	2,166
Increase (decrease) in net assets from operations:
Capital gain distributions	57,987	53,445	1,220
Realized capital gain (loss) on investments	(6,245)	11,937	3,205
Change in unrealized appreciation (depreciation)	41,685	96,970	10,994
Net gain (loss) on investments	93,427	162,352	15,419
Net increase (decrease) in net assets from operations	93,918	157,735	17,585
Contract owner transactions:
Variable annuity deposits	32,717	27,532	2,540
Terminations, withdrawals and annuity payments	(49,379)	(75,962)	(8,607)
Transfers between subaccounts, net	(13,444)	(98,665)	(8,754)
Maintenance charges and mortality adjustments	(1,337)	(2,756)	(869)
Increase (decrease) in net assets from contract transactions	(31,443)	(149,851)	(15,690)
Total increase (decrease) in net assets	62,475	7,884	1,895
Net assets as of December 31, 2017	$865,390	$948,421	$142,376
Investment income (loss):
Dividend distributions	10,672	2,481	3,974
Investment Expenses:
Mortality and expense risk and administrative charges	(7,326)	(9,009)	(1,216)
Net investment income (loss)	3,346	(6,528)	2,758
Increase (decrease) in net assets from operations:
Capital gain distributions	85,461	75,881	1,053
Realized capital gain (loss) on investments	(11,517)	11,557	2,613
Change in unrealized appreciation (depreciation)	(96,239)	(139,628)	(18,210)
Net gain (loss) on investments	(22,295)	(52,190)	(14,544)
Net increase (decrease) in net assets from operations	(18,949)	(58,718)	(11,786)
Contract owner transactions:
Variable annuity deposits	19,781	24,683	1,047
Terminations, withdrawals and annuity payments	(118,178)	(46,548)	(8,284)
Transfers between subaccounts, net	28,734	9,113	(5,463)
Maintenance charges and mortality adjustments	(1,672)	(2,415)	(657)
Increase (decrease) in net assets from contract transactions	(71,335)	(15,167)	(13,357)
Total increase (decrease) in net assets	(90,284)	(73,885)	(25,143)
Net assets as of December 31, 2018	$775,106	$874,536	$117,233

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Northern Large Cap Core	Northern Large Cap Value	Oak Ridge Small Cap Growth
Net assets as of December 31, 2016	$104,679	$152,930	$35,726
Investment income (loss):
Dividend distributions	1,537	3,628	-
Investment Expenses:
Mortality and expense risk and administrative charges	(854)	(1,340)	(330)
Net investment income (loss)	683	2,288	(330)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,076	-	23,594
Realized capital gain (loss) on investments	3,136	5,792	(103)
Change in unrealized appreciation (depreciation)	12,027	8,568	(17,044)
Net gain (loss) on investments	16,239	14,360	6,447
Net increase (decrease) in net assets from operations	16,922	16,648	6,117
Contract owner transactions:
Variable annuity deposits	4,099	13,944	777
Terminations, withdrawals and annuity payments	(29,424)	(21,854)	-
Transfers between subaccounts, net	(758)	(2,208)	21,886
Maintenance charges and mortality adjustments	(318)	(465)	(97)
Increase (decrease) in net assets from contract transactions	(26,401)	(10,583)	22,566
Total increase (decrease) in net assets	(9,479)	6,065	28,683
Net assets as of December 31, 2017	$95,200	$158,995	$64,409
Investment income (loss):
Dividend distributions	2,850	2,456	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,455)	(1,483)	(676)
Net investment income (loss)	1,395	973	(676)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,346	-	10,985
Realized capital gain (loss) on investments	1,620	4,936	(1,918)
Change in unrealized appreciation (depreciation)	(16,578)	(20,336)	(13,769)
Net gain (loss) on investments	(13,612)	(15,400)	(4,702)
Net increase (decrease) in net assets from operations	(12,217)	(14,427)	(5,378)
Contract owner transactions:
Variable annuity deposits	6,158	16,542	577
Terminations, withdrawals and annuity payments	(4,804)	(11,649)	(1,475)
Transfers between subaccounts, net	54,182	(1,428)	6,894
Maintenance charges and mortality adjustments	(701)	(797)	(231)
Increase (decrease) in net assets from contract transactions	54,835	2,668	5,765
Total increase (decrease) in net assets	42,618	(11,759)	387
Net assets as of December 31, 2018	$137,818	$147,236	$64,796

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Oppenheimer Developing Markets	Oppenheimer Discovery	Oppenheimer Global
Net assets as of December 31, 2016	$234,209	$60,058	$257,012
Investment income (loss):
Dividend distributions	904	-	2,370
Investment Expenses:
Mortality and expense risk and administrative charges	(2,563)	(776)	(3,345)
Net investment income (loss)	(1,659)	(776)	(975)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	12,415	22,939
Realized capital gain (loss) on investments	7,988	1,950	10,247
Change in unrealized appreciation (depreciation)	74,283	7,367	75,298
Net gain (loss) on investments	82,271	21,732	108,484
Net increase (decrease) in net assets from operations	80,612	20,956	107,509
Contract owner transactions:
Variable annuity deposits	35,090	4,700	36,961
Terminations, withdrawals and annuity payments	(22,727)	(10,504)	(12,881)
Transfers between subaccounts, net	(25,354)	80,245	110,464
Maintenance charges and mortality adjustments	(2,063)	(683)	(1,881)
Increase (decrease) in net assets from contract transactions	(15,054)	73,758	132,663
Total increase (decrease) in net assets	65,558	94,714	240,172
Net assets as of December 31, 2017	$299,767	$154,772	$497,184
Investment income (loss):
Dividend distributions	670	-	2,126
Investment Expenses:
Mortality and expense risk and administrative charges	(2,553)	(1,839)	(4,288)
Net investment income (loss)	(1,883)	(1,839)	(2,162)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	31,398	48,100
Realized capital gain (loss) on investments	9,086	5,262	17,110
Change in unrealized appreciation (depreciation)	(43,842)	(56,725)	(131,391)
Net gain (loss) on investments	(34,756)	(20,065)	(66,181)
Net increase (decrease) in net assets from operations	(36,639)	(21,904)	(68,343)
Contract owner transactions:
Variable annuity deposits	19,580	2,269	18,662
Terminations, withdrawals and annuity payments	(39,929)	(47,938)	(78,089)
Transfers between subaccounts, net	(4,742)	109,159	63,926
Maintenance charges and mortality adjustments	(2,208)	(1,665)	(2,917)
Increase (decrease) in net assets from contract transactions	(27,299)	61,825	1,582
Total increase (decrease) in net assets	(63,938)	39,921	(66,761)
Net assets as of December 31, 2018	$235,829	$194,693	$430,423

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA
Net assets as of December 31, 2016	$1,351,209	$51,099	$621,979
Investment income (loss):
Dividend distributions	14,380	1,045	7,735
Investment Expenses:
Mortality and expense risk and administrative charges	(23,220)	(435)	(4,604)
Net investment income (loss)	(8,840)	610	3,131
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	156,285	776	(193)
Change in unrealized appreciation (depreciation)	577,342	1,196	171,514
Net gain (loss) on investments	733,627	1,972	171,321
Net increase (decrease) in net assets from operations	724,787	2,582	174,452
Contract owner transactions:
Variable annuity deposits	212,694	12,877	38,339
Terminations, withdrawals and annuity payments	(209,716)	(18,213)	(58,431)
Transfers between subaccounts, net	2,569,064	(5,788)	384,879
Maintenance charges and mortality adjustments	(7,266)	(61)	(64)
Increase (decrease) in net assets from contract transactions	2,564,776	(11,185)	364,723
Total increase (decrease) in net assets	3,289,563	(8,603)	539,175
Net assets as of December 31, 2017	$4,640,772	$42,496	$1,161,154
Investment income (loss):
Dividend distributions	32,231	1,440	4,039
Investment Expenses:
Mortality and expense risk and administrative charges	(34,721)	(216)	(3,786)
Net investment income (loss)	(2,490)	1,224	253
Increase (decrease) in net assets from operations:
Capital gain distributions	300,616	-	12,803
Realized capital gain (loss) on investments	160,685	69	23,219
Change in unrealized appreciation (depreciation)	(1,010,918)	(3,099)	(193,777)
Net gain (loss) on investments	(549,617)	(3,030)	(157,755)
Net increase (decrease) in net assets from operations	(552,107)	(1,806)	(157,502)
Contract owner transactions:
Variable annuity deposits	419,328	20	9,355
Terminations, withdrawals and annuity payments	(306,829)	(10,908)	(487,943)
Transfers between subaccounts, net	(687,223)	259	88,720
Maintenance charges and mortality adjustments	(11,022)	-	-
Increase (decrease) in net assets from contract transactions	(585,746)	(10,629)	(389,868)
Total increase (decrease) in net assets	(1,137,853)	(12,435)	(547,370)
Net assets as of December 31, 2018	$3,502,919	$30,061	$613,784

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Total Return Bond Fund/VA	PGIM Jennison 20/20 Focus (b)
Net assets as of December 31, 2016	$10,941,239	$30,936,441	$2,927,467
Investment income (loss):
Dividend distributions	71,608	660,771	-
Investment Expenses:
Mortality and expense risk and administrative charges	(101,213)	(275,118)	(29,496)
Net investment income (loss)	(29,605)	385,653	(29,496)
Increase (decrease) in net assets from operations:
Capital gain distributions	597,180	-	621,404
Realized capital gain (loss) on investments	185,673	(174,663)	1,862
Change in unrealized appreciation (depreciation)	592,731	828,650	143,814
Net gain (loss) on investments	1,375,584	653,987	767,080
Net increase (decrease) in net assets from operations	1,345,979	1,039,640	737,584
Contract owner transactions:
Variable annuity deposits	227,734	335,623	122,271
Terminations, withdrawals and annuity payments	(1,164,599)	(3,088,282)	(127,807)
Transfers between subaccounts, net	4,191,878	301,940	(60,944)
Maintenance charges and mortality adjustments	(64,896)	(126,567)	(8,380)
Increase (decrease) in net assets from contract transactions	3,190,117	(2,577,286)	(74,860)
Total increase (decrease) in net assets	4,536,096	(1,537,646)	662,724
Net assets as of December 31, 2017	$15,477,335	$29,398,795	$3,590,191
Investment income (loss):
Dividend distributions	8,859	834,829	11,611
Investment Expenses:
Mortality and expense risk and administrative charges	(141,032)	(246,461)	(33,063)
Net investment income (loss)	(132,173)	588,368	(21,452)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,933,547	-	276,160
Realized capital gain (loss) on investments	160,513	(266,416)	(466)
Change in unrealized appreciation (depreciation)	(3,491,650)	(947,961)	(444,497)
Net gain (loss) on investments	(1,397,590)	(1,214,377)	(168,803)
Net increase (decrease) in net assets from operations	(1,529,763)	(626,009)	(190,255)
Contract owner transactions:
Variable annuity deposits	244,582	302,044	113,046
Terminations, withdrawals and annuity payments	(1,993,270)	(4,118,696)	(158,104)
Transfers between subaccounts, net	(35,956)	3,237,389	(174,476)
Maintenance charges and mortality adjustments	(81,901)	(111,240)	(7,451)
Increase (decrease) in net assets from contract transactions	(1,866,545)	(690,503)	(226,985)
Total increase (decrease) in net assets	(3,396,308)	(1,316,512)	(417,240)
Net assets as of December 31, 2018	$12,081,027	$28,082,283	$3,172,951

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PGIM Jennison Mid-Cap Growth (b)	PGIM Jennison Natural Resources (b)	PGIM Jennison Small Company (b)
Net assets as of December 31, 2016	$85,307	$12,029	$653,869
Investment income (loss):
Dividend distributions	-	-	266
Investment Expenses:
Mortality and expense risk and administrative charges	(911)	(124)	(5,772)
Net investment income (loss)	(911)	(124)	(5,506)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,997	-	51,015
Realized capital gain (loss) on investments	765	(322)	(898)
Change in unrealized appreciation (depreciation)	5,115	1,268	64,437
Net gain (loss) on investments	19,877	946	114,554
Net increase (decrease) in net assets from operations	18,966	822	109,048
Contract owner transactions:
Variable annuity deposits	17,606	3,786	22,376
Terminations, withdrawals and annuity payments	(5,905)	(1,806)	(30,415)
Transfers between subaccounts, net	(2,792)	4,298	(80,708)
Maintenance charges and mortality adjustments	(772)	(201)	(2,123)
Increase (decrease) in net assets from contract transactions	8,137	6,077	(90,870)
Total increase (decrease) in net assets	27,103	6,899	18,178
Net assets as of December 31, 2017	$112,410	$18,928	$672,047
Investment income (loss):
Dividend distributions	-	196	1,273
Investment Expenses:
Mortality and expense risk and administrative charges	(1,001)	(152)	(5,874)
Net investment income (loss)	(1,001)	44	(4,601)
Increase (decrease) in net assets from operations:
Capital gain distributions	30,958	-	90,032
Realized capital gain (loss) on investments	(3,256)	77	3,818
Change in unrealized appreciation (depreciation)	(36,940)	(5,093)	(174,926)
Net gain (loss) on investments	(9,238)	(5,016)	(81,076)
Net increase (decrease) in net assets from operations	(10,239)	(4,972)	(85,677)
Contract owner transactions:
Variable annuity deposits	8,897	1,108	17,025
Terminations, withdrawals and annuity payments	(982)	(1,061)	(55,879)
Transfers between subaccounts, net	(17,937)	(1,263)	(18,446)
Maintenance charges and mortality adjustments	(715)	(180)	(2,697)
Increase (decrease) in net assets from contract transactions	(10,737)	(1,396)	(59,997)
Total increase (decrease) in net assets	(20,976)	(6,368)	(145,674)
Net assets as of December 31, 2018	$91,434	$12,560	$526,373

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PGIM QMA Small-Cap Value (b)(d)	PIMCO All Asset	PIMCO CommodityRealReturn Strategy
Net assets as of December 31, 2016	$588,580	$538,739	$110,052
Investment income (loss):
Dividend distributions	6,806	14,595	7,356
Investment Expenses:
Mortality and expense risk and administrative charges	(4,835)	(3,496)	(885)
Net investment income (loss)	1,971	11,099	6,471
Increase (decrease) in net assets from operations:
Capital gain distributions	52,324	-	-
Realized capital gain (loss) on investments	(6,542)	(6,481)	(10,351)
Change in unrealized appreciation (depreciation)	(23,662)	41,774	4,012
Net gain (loss) on investments	22,120	35,293	(6,339)
Net increase (decrease) in net assets from operations	24,091	46,392	132
Contract owner transactions:
Variable annuity deposits	1,373	16,578	8,257
Terminations, withdrawals and annuity payments	(73,116)	(69,836)	(6,733)
Transfers between subaccounts, net	(50,500)	(150,893)	(24,932)
Maintenance charges and mortality adjustments	(2,138)	(1,818)	(611)
Increase (decrease) in net assets from contract transactions	(124,381)	(205,969)	(24,019)
Total increase (decrease) in net assets	(100,290)	(159,577)	(23,887)
Net assets as of December 31, 2017	$488,290	$379,162	$86,165
Investment income (loss):
Dividend distributions	4,898	16,679	3,699
Investment Expenses:
Mortality and expense risk and administrative charges	(3,848)	(3,420)	(719)
Net investment income (loss)	1,050	13,259	2,980
Increase (decrease) in net assets from operations:
Capital gain distributions	22,193	-	-
Realized capital gain (loss) on investments	(15,505)	(303)	(3,403)
Change in unrealized appreciation (depreciation)	(81,074)	(38,120)	(11,482)
Net gain (loss) on investments	(74,386)	(38,423)	(14,885)
Net increase (decrease) in net assets from operations	(73,336)	(25,164)	(11,905)
Contract owner transactions:
Variable annuity deposits	2,048	18,447	4,873
Terminations, withdrawals and annuity payments	(112,538)	(15,454)	(9,661)
Transfers between subaccounts, net	(15,175)	2,637	(1,531)
Maintenance charges and mortality adjustments	(1,893)	(1,199)	(491)
Increase (decrease) in net assets from contract transactions	(127,558)	4,431	(6,810)
Total increase (decrease) in net assets	(200,894)	(20,733)	(18,715)
Net assets as of December 31, 2018	$287,396	$358,429	$67,450

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO Emerging Markets Bond	PIMCO High Yield	PIMCO International Bond (U.S. Dollar-Hedged) (b)
Net assets as of December 31, 2016	$8,381	$2,423,175	$3,266,931
Investment income (loss):
Dividend distributions	628	109,094	30,976
Investment Expenses:
Mortality and expense risk and administrative charges	(119)	(21,056)	(30,803)
Net investment income (loss)	509	88,038	173
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(127)	(9,560)	(10,657)
Change in unrealized appreciation (depreciation)	607	51,825	71,029
Net gain (loss) on investments	480	42,265	60,372
Net increase (decrease) in net assets from operations	989	130,303	60,545
Contract owner transactions:
Variable annuity deposits	6,397	84,267	167,706
Terminations, withdrawals and annuity payments	(3,246)	(297,873)	(318,605)
Transfers between subaccounts, net	2,822	(181,102)	1,148,298
Maintenance charges and mortality adjustments	(154)	(6,470)	(10,652)
Increase (decrease) in net assets from contract transactions	5,819	(401,178)	986,747
Total increase (decrease) in net assets	6,808	(270,875)	1,047,292
Net assets as of December 31, 2017	$15,189	$2,152,300	$4,314,223
Investment income (loss):
Dividend distributions	450	103,096	101,741
Investment Expenses:
Mortality and expense risk and administrative charges	(106)	(19,063)	(46,803)
Net investment income (loss)	344	84,033	54,938
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	13,648
Realized capital gain (loss) on investments	(538)	(18,610)	7,475
Change in unrealized appreciation (depreciation)	(535)	(140,119)	(23,936)
Net gain (loss) on investments	(1,073)	(158,729)	(2,813)
Net increase (decrease) in net assets from operations	(729)	(74,696)	52,125
Contract owner transactions:
Variable annuity deposits	989	70,803	184,109
Terminations, withdrawals and annuity payments	(4,023)	(225,898)	(638,188)
Transfers between subaccounts, net	(3,103)	(51,038)	1,289,728
Maintenance charges and mortality adjustments	(338)	(4,911)	(12,815)
Increase (decrease) in net assets from contract transactions	(6,475)	(211,044)	822,834
Total increase (decrease) in net assets	(7,204)	(285,740)	874,959
Net assets as of December 31, 2018	$7,985	$1,866,560	$5,189,182

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	PIMCO Low Duration	PIMCO Real Return	PIMCO StocksPLUS Small Fund
Net assets as of December 31, 2016	$103,863	$1,245,640	$1,391,679
Investment income (loss):
Dividend distributions	1,119	22,849	46,934
Investment Expenses:
Mortality and expense risk and administrative charges	(866)	(10,666)	(10,763)
Net investment income (loss)	253	12,183	36,171
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	30,155
Realized capital gain (loss) on investments	(1,139)	(8,776)	71,604
Change in unrealized appreciation (depreciation)	1,238	23,971	48,547
Net gain (loss) on investments	99	15,195	150,306
Net increase (decrease) in net assets from operations	352	27,378	186,477
Contract owner transactions:
Variable annuity deposits	3,302	53,141	79,593
Terminations, withdrawals and annuity payments	(46,860)	(148,349)	(87,856)
Transfers between subaccounts, net	(18,103)	(78,782)	(50,719)
Maintenance charges and mortality adjustments	(391)	(4,955)	(3,967)
Increase (decrease) in net assets from contract transactions	(62,052)	(178,945)	(62,949)
Total increase (decrease) in net assets	(61,700)	(151,567)	123,528
Net assets as of December 31, 2017	$42,163	$1,094,073	$1,515,207
Investment income (loss):
Dividend distributions	664	20,228	26,252
Investment Expenses:
Mortality and expense risk and administrative charges	(386)	(9,169)	(13,157)
Net investment income (loss)	278	11,059	13,095
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	104,213
Realized capital gain (loss) on investments	(59)	(9,229)	53,220
Change in unrealized appreciation (depreciation)	(637)	(38,209)	(356,543)
Net gain (loss) on investments	(696)	(47,438)	(199,110)
Net increase (decrease) in net assets from operations	(418)	(36,379)	(186,015)
Contract owner transactions:
Variable annuity deposits	1,784	49,798	80,403
Terminations, withdrawals and annuity payments	(348)	(125,810)	(154,833)
Transfers between subaccounts, net	(672)	(39,749)	(143,954)
Maintenance charges and mortality adjustments	(116)	(3,506)	(5,067)
Increase (decrease) in net assets from contract transactions	648	(119,267)	(223,451)
Total increase (decrease) in net assets	230	(155,646)	(409,466)
Net assets as of December 31, 2018	$42,393	$938,427	$1,105,741

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO Total Return	PIMCO VIT All Asset Administrative	PIMCO VIT All Asset Advisor
Net assets as of December 31, 2016	$2,383,562	$8,832,698	$252,678
Investment income (loss):
Dividend distributions	48,958	398,107	11,215
Investment Expenses:
Mortality and expense risk and administrative charges	(22,005)	(67,187)	(2,632)
Net investment income (loss)	26,953	330,920	8,583
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(13,591)	(52,109)	(857)
Change in unrealized appreciation (depreciation)	70,408	766,502	21,143
Net gain (loss) on investments	56,817	714,393	20,286
Net increase (decrease) in net assets from operations	83,770	1,045,313	28,869
Contract owner transactions:
Variable annuity deposits	138,261	149,680	17,149
Terminations, withdrawals and annuity payments	(200,227)	(1,176,023)	(1,758)
Transfers between subaccounts, net	26,253	(542,527)	(46,978)
Maintenance charges and mortality adjustments	(7,143)	(38,158)	-
Increase (decrease) in net assets from contract transactions	(42,856)	(1,607,028)	(31,587)
Total increase (decrease) in net assets	40,914	(561,715)	(2,718)
Net assets as of December 31, 2017	$2,424,476	$8,270,983	$249,960
Investment income (loss):
Dividend distributions	63,882	236,686	6,478
Investment Expenses:
Mortality and expense risk and administrative charges	(23,517)	(58,718)	(2,515)
Net investment income (loss)	40,365	177,968	3,963
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(25,700)	(54,592)	666
Change in unrealized appreciation (depreciation)	(58,093)	(590,369)	(18,840)
Net gain (loss) on investments	(83,793)	(644,961)	(18,174)
Net increase (decrease) in net assets from operations	(43,428)	(466,993)	(14,211)
Contract owner transactions:
Variable annuity deposits	172,187	53,325	-
Terminations, withdrawals and annuity payments	(260,170)	(823,490)	(16,887)
Transfers between subaccounts, net	228,622	(357,120)	(41,165)
Maintenance charges and mortality adjustments	(7,692)	(32,657)	-
Increase (decrease) in net assets from contract transactions	132,947	(1,159,942)	(58,052)
Total increase (decrease) in net assets	89,519	(1,626,935)	(72,263)
Net assets as of December 31, 2018	$2,513,995	$6,644,048	$177,697

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT CommodityRealReturn Strategy Administrative	PIMCO VIT CommodityRealReturn Strategy Advisor	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2016	$7,924,344	$22,895	$8,598,007
Investment income (loss):
Dividend distributions	482,979	2,631	369,192
Investment Expenses:
Mortality and expense risk and administrative charges	(33,638)	(114)	(69,384)
Net investment income (loss)	449,341	2,517	299,808
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(857,485)	(952)	133,995
Change in unrealized appreciation (depreciation)	413,271	(722)	191,312
Net gain (loss) on investments	(444,214)	(1,674)	325,307
Net increase (decrease) in net assets from operations	5,127	843	625,115
Contract owner transactions:
Variable annuity deposits	319,024	1,986	54,440
Terminations, withdrawals and annuity payments	(369,312)	(716)	(995,940)
Transfers between subaccounts, net	(3,715,806)	3,485	(2,614,091)
Maintenance charges and mortality adjustments	(19,864)	-	(36,362)
Increase (decrease) in net assets from contract transactions	(3,785,958)	4,755	(3,591,953)
Total increase (decrease) in net assets	(3,780,831)	5,598	(2,966,838)
Net assets as of December 31, 2017	$4,143,513	$28,493	$5,631,169
Investment income (loss):
Dividend distributions	125,366	657	229,533
Investment Expenses:
Mortality and expense risk and administrative charges	(57,183)	(142)	(51,717)
Net investment income (loss)	68,183	515	177,816
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(797,909)	(2,149)	(295,463)
Change in unrealized appreciation (depreciation)	(287,531)	(2,671)	(309,210)
Net gain (loss) on investments	(1,085,440)	(4,820)	(604,673)
Net increase (decrease) in net assets from operations	(1,017,257)	(4,305)	(426,857)
Contract owner transactions:
Variable annuity deposits	152,006	-	187,717
Terminations, withdrawals and annuity payments	(970,980)	(159)	(905,718)
Transfers between subaccounts, net	2,960,266	(853)	845,857
Maintenance charges and mortality adjustments	(29,266)	-	(26,640)
Increase (decrease) in net assets from contract transactions	2,112,026	(1,012)	101,216
Total increase (decrease) in net assets	1,094,769	(5,317)	(325,641)
Net assets as of December 31, 2018	$5,238,282	$23,176	$5,305,528

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) (b)
Net assets as of December 31, 2016	$13,816	$2,095,843	$11,787,884
Investment income (loss):
Dividend distributions	1,623	78,270	471,353
Investment Expenses:
Mortality and expense risk and administrative charges	(304)	(17,237)	(84,686)
Net investment income (loss)	1,319	61,033	386,667
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	1,026	70,376	116,989
Change in unrealized appreciation (depreciation)	2,982	(38,549)	(299,174)
Net gain (loss) on investments	4,008	31,827	(182,185)
Net increase (decrease) in net assets from operations	5,327	92,860	204,482
Contract owner transactions:
Variable annuity deposits	27,839	12	175,766
Terminations, withdrawals and annuity payments	(2,153)	(130,720)	(1,470,013)
Transfers between subaccounts, net	54,551	(1,617,425)	(877,075)
Maintenance charges and mortality adjustments	(8)	(104)	(52,191)
Increase (decrease) in net assets from contract transactions	80,229	(1,748,237)	(2,223,513)
Total increase (decrease) in net assets	85,556	(1,655,377)	(2,019,031)
Net assets as of December 31, 2017	$99,372	$440,466	$9,768,853
Investment income (loss):
Dividend distributions	3,949	19,905	139,768
Investment Expenses:
Mortality and expense risk and administrative charges	(350)	(2,980)	(89,653)
Net investment income (loss)	3,599	16,925	50,115
Increase (decrease) in net assets from operations:
Capital gain distributions	156	-	30,407
Realized capital gain (loss) on investments	(391)	(10,543)	32,675
Change in unrealized appreciation (depreciation)	(7,480)	(20,129)	(1,196)
Net gain (loss) on investments	(7,715)	(30,672)	61,886
Net increase (decrease) in net assets from operations	(4,116)	(13,747)	112,001
Contract owner transactions:
Variable annuity deposits	1	148	94,433
Terminations, withdrawals and annuity payments	(1,573)	(142,832)	(1,771,805)
Transfers between subaccounts, net	(40,238)	133,328	1,723,858
Maintenance charges and mortality adjustments	(8)	(153)	(49,334)
Increase (decrease) in net assets from contract transactions	(41,818)	(9,509)	(2,848)
Total increase (decrease) in net assets	(45,934)	(23,256)	109,153
Net assets as of December 31, 2018	$53,438	$417,210	$9,878,006

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT International Bond Portfolio (Unhedged) (b)	PIMCO VIT Low Duration Administrative (d)	PIMCO VIT Low Duration Advisor
Net assets as of December 31, 2016	$33,342	$38,289,628	$762,359
Investment income (loss):
Dividend distributions	1,006	477,369	16,244
Investment Expenses:
Mortality and expense risk and administrative charges	(293)	(376,887)	(9,256)
Net investment income (loss)	713	100,482	6,988
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	187	(193,256)	(2,598)
Change in unrealized appreciation (depreciation)	4,609	210,085	(873)
Net gain (loss) on investments	4,796	16,829	(3,471)
Net increase (decrease) in net assets from operations	5,509	117,311	3,517
Contract owner transactions:
Variable annuity deposits	-	392,590	-
Terminations, withdrawals and annuity payments	(4,951)	(5,549,353)	(185,864)
Transfers between subaccounts, net	34,907	121,277	1,449,665
Maintenance charges and mortality adjustments	(79)	(226,793)	(534)
Increase (decrease) in net assets from contract transactions	29,877	(5,262,279)	1,263,267
Total increase (decrease) in net assets	35,386	(5,144,968)	1,266,784
Net assets as of December 31, 2017	$68,728	$33,144,660	$2,029,143
Investment income (loss):
Dividend distributions	3,143	602,378	22,984
Investment Expenses:
Mortality and expense risk and administrative charges	(1,108)	(331,948)	(6,765)
Net investment income (loss)	2,035	270,430	16,219
Increase (decrease) in net assets from operations:
Capital gain distributions	613	-	-
Realized capital gain (loss) on investments	(11,822)	(181,722)	(10,099)
Change in unrealized appreciation (depreciation)	(5,540)	(313,518)	(9,577)
Net gain (loss) on investments	(16,749)	(495,240)	(19,676)
Net increase (decrease) in net assets from operations	(14,714)	(224,810)	(3,457)
Contract owner transactions:
Variable annuity deposits	17	344,775	193
Terminations, withdrawals and annuity payments	(12,794)	(5,137,295)	(856,474)
Transfers between subaccounts, net	2,528	2,666,135	280,581
Maintenance charges and mortality adjustments	(42)	(171,503)	(225)
Increase (decrease) in net assets from contract transactions	(10,291)	(2,297,888)	(575,925)
Total increase (decrease) in net assets	(25,005)	(2,522,698)	(579,382)
Net assets as of December 31, 2018	$43,723	$30,621,962	$1,449,761

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT Real Return Administrative (d)	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term
Net assets as of December 31, 2016	$37,371,297	$570,559	$1,336,186
Investment income (loss):
Dividend distributions	777,929	15,830	21,155
Investment Expenses:
Mortality and expense risk and administrative charges	(302,679)	(3,290)	(5,943)
Net investment income (loss)	475,250	12,540	15,212
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(610,762)	(2,499)	1,080
Change in unrealized appreciation (depreciation)	1,008,751	10,074	7,366
Net gain (loss) on investments	397,989	7,575	8,446
Net increase (decrease) in net assets from operations	873,239	20,115	23,658
Contract owner transactions:
Variable annuity deposits	621,888	15,857	366
Terminations, withdrawals and annuity payments	(4,621,582)	(91,764)	(283,583)
Transfers between subaccounts, net	(4,495,802)	232,357	158,828
Maintenance charges and mortality adjustments	(171,994)	(172)	(210)
Increase (decrease) in net assets from contract transactions	(8,667,490)	156,278	(124,599)
Total increase (decrease) in net assets	(7,794,251)	176,393	(100,941)
Net assets as of December 31, 2017	$29,577,046	$746,952	$1,235,245
Investment income (loss):
Dividend distributions	730,195	18,556	20,849
Investment Expenses:
Mortality and expense risk and administrative charges	(279,048)	(4,118)	(5,849)
Net investment income (loss)	451,147	14,438	15,000
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,015
Realized capital gain (loss) on investments	(564,943)	(17,576)	3,848
Change in unrealized appreciation (depreciation)	(828,333)	(22,118)	(9,405)
Net gain (loss) on investments	(1,393,276)	(39,694)	(4,542)
Net increase (decrease) in net assets from operations	(942,129)	(25,256)	10,458
Contract owner transactions:
Variable annuity deposits	290,804	37,085	88,302
Terminations, withdrawals and annuity payments	(4,957,293)	(94,986)	(228,411)
Transfers between subaccounts, net	1,858,363	36,874	(302,826)
Maintenance charges and mortality adjustments	(150,599)	(161)	(207)
Increase (decrease) in net assets from contract transactions	(2,958,725)	(21,188)	(443,142)
Total increase (decrease) in net assets	(3,900,854)	(46,444)	(432,684)
Net assets as of December 31, 2018	$25,676,192	$700,508	$802,561

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT Total Return Administrative	PIMCO VIT Total Return Advisor	Pioneer Bond VCT
Net assets as of December 31, 2016	$18,678,574	$5,439,769	$460,935
Investment income (loss):
Dividend distributions	366,443	121,634	12,869
Investment Expenses:
Mortality and expense risk and administrative charges	(253,897)	(43,904)	(2,354)
Net investment income (loss)	112,546	77,730	10,515
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,671
Realized capital gain (loss) on investments	(68,736)	2,237	(307)
Change in unrealized appreciation (depreciation)	569,211	161,914	3,342
Net gain (loss) on investments	500,475	164,151	4,706
Net increase (decrease) in net assets from operations	613,021	241,881	15,221
Contract owner transactions:
Variable annuity deposits	101,301	169,178	10,652
Terminations, withdrawals and annuity payments	(2,419,617)	(589,743)	(23,954)
Transfers between subaccounts, net	1,032,152	3,139,168	72,571
Maintenance charges and mortality adjustments	(107,371)	(24,430)	-
Increase (decrease) in net assets from contract transactions	(1,393,535)	2,694,173	59,269
Total increase (decrease) in net assets	(780,514)	2,936,054	74,490
Net assets as of December 31, 2017	$17,898,060	$8,375,823	$535,425
Investment income (loss):
Dividend distributions	416,397	183,257	17,689
Investment Expenses:
Mortality and expense risk and administrative charges	(232,824)	(54,184)	(3,377)
Net investment income (loss)	183,573	129,073	14,312
Increase (decrease) in net assets from operations:
Capital gain distributions	180,865	99,960	1,337
Realized capital gain (loss) on investments	(212,425)	(67,529)	(1,429)
Change in unrealized appreciation (depreciation)	(522,224)	(244,624)	(18,333)
Net gain (loss) on investments	(553,784)	(212,193)	(18,425)
Net increase (decrease) in net assets from operations	(370,211)	(83,120)	(4,113)
Contract owner transactions:
Variable annuity deposits	130,388	130,242	509,960
Terminations, withdrawals and annuity payments	(3,020,620)	(981,852)	(14,098)
Transfers between subaccounts, net	850,157	863,825	(41,068)
Maintenance charges and mortality adjustments	(97,916)	(30,230)	-
Increase (decrease) in net assets from contract transactions	(2,137,991)	(18,015)	454,794
Total increase (decrease) in net assets	(2,508,202)	(101,135)	450,681
Net assets as of December 31, 2018	$15,389,858	$8,274,688	$986,106

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Pioneer Equity Income VCT	Pioneer High Yield VCT	Pioneer Real Estate Shares VCT
Net assets as of December 31, 2016	$210,777	$13,978	$13,911
Investment income (loss):
Dividend distributions	2,620	6,621	395
Investment Expenses:
Mortality and expense risk and administrative charges	(1,073)	(902)	(165)
Net investment income (loss)	1,547	5,719	230
Increase (decrease) in net assets from operations:
Capital gain distributions	13,690	-	1,133
Realized capital gain (loss) on investments	7,650	(1,574)	(109)
Change in unrealized appreciation (depreciation)	836	(436)	(854)
Net gain (loss) on investments	22,176	(2,010)	170
Net increase (decrease) in net assets from operations	23,723	3,709	400
Contract owner transactions:
Variable annuity deposits	13,992	-	2
Terminations, withdrawals and annuity payments	(1,967)	(113,811)	(441)
Transfers between subaccounts, net	(51,925)	212,983	4,632
Maintenance charges and mortality adjustments	(82)	(22)	(32)
Increase (decrease) in net assets from contract transactions	(39,982)	99,150	4,161
Total increase (decrease) in net assets	(16,259)	102,859	4,561
Net assets as of December 31, 2017	$194,518	$116,837	$18,472
Investment income (loss):
Dividend distributions	3,555	2,346	454
Investment Expenses:
Mortality and expense risk and administrative charges	(976)	(425)	(196)
Net investment income (loss)	2,579	1,921	258
Increase (decrease) in net assets from operations:
Capital gain distributions	28,732	-	1,801
Realized capital gain (loss) on investments	6,268	(5,460)	(197)
Change in unrealized appreciation (depreciation)	(49,210)	136	(3,479)
Net gain (loss) on investments	(14,210)	(5,324)	(1,875)
Net increase (decrease) in net assets from operations	(11,631)	(3,403)	(1,617)
Contract owner transactions:
Variable annuity deposits	955	-	1
Terminations, withdrawals and annuity payments	(1,323)	(7,614)	(450)
Transfers between subaccounts, net	(60,929)	(105,820)	1,287
Maintenance charges and mortality adjustments	(70)	-	(39)
Increase (decrease) in net assets from contract transactions	(61,367)	(113,434)	799
Total increase (decrease) in net assets	(72,998)	(116,837)	(818)
Net assets as of December 31, 2018	$121,520	$-	$17,654

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Pioneer Strategic Income	Pioneer Strategic Income VCT	Power Income VIT
Net assets as of December 31, 2016	$101,970	$131,626	$267,720
Investment income (loss):
Dividend distributions	3,522	4,399	3,252
Investment Expenses:
Mortality and expense risk and administrative charges	(986)	(1,123)	(2,620)
Net investment income (loss)	2,536	3,276	632
Increase (decrease) in net assets from operations:
Capital gain distributions	-	130	-
Realized capital gain (loss) on investments	945	-	(247)
Change in unrealized appreciation (depreciation)	1,016	1,532	2,390
Net gain (loss) on investments	1,961	1,662	2,143
Net increase (decrease) in net assets from operations	4,497	4,938	2,775
Contract owner transactions:
Variable annuity deposits	10,338	-	210,032
Terminations, withdrawals and annuity payments	(34,739)	(5,056)	(64,024)
Transfers between subaccounts, net	17,562	183	(42,495)
Maintenance charges and mortality adjustments	(530)	(1)	-
Increase (decrease) in net assets from contract transactions	(7,369)	(4,874)	103,513
Total increase (decrease) in net assets	(2,872)	64	106,288
Net assets as of December 31, 2017	$99,098	$131,690	$374,008
Investment income (loss):
Dividend distributions	2,602	4,519	7,271
Investment Expenses:
Mortality and expense risk and administrative charges	(765)	(1,449)	(1,468)
Net investment income (loss)	1,837	3,070	5,803
Increase (decrease) in net assets from operations:
Capital gain distributions	-	904	-
Realized capital gain (loss) on investments	(196)	(3,795)	(837)
Change in unrealized appreciation (depreciation)	(4,212)	(3,045)	(17,059)
Net gain (loss) on investments	(4,408)	(5,936)	(17,896)
Net increase (decrease) in net assets from operations	(2,571)	(2,866)	(12,093)
Contract owner transactions:
Variable annuity deposits	4,753	200,313	23,670
Terminations, withdrawals and annuity payments	(3,416)	(51,684)	(3,778)
Transfers between subaccounts, net	(20,031)	187	(59,864)
Maintenance charges and mortality adjustments	(378)	-	-
Increase (decrease) in net assets from contract transactions	(19,072)	148,816	(39,972)
Total increase (decrease) in net assets	(21,643)	145,950	(52,065)
Net assets as of December 31, 2018	$77,455	$277,640	$321,943

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Probabilities Fund	Putnam VT Diversified Income	Putnam VT Equity Income
Net assets as of December 31, 2016	$3,560,029	$153,790	$651,004
Investment income (loss):
Dividend distributions	-	8,218	11,126
Investment Expenses:
Mortality and expense risk and administrative charges	(32,899)	(888)	(4,489)
Net investment income (loss)	(32,899)	7,330	6,637
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	19,707
Realized capital gain (loss) on investments	(16,642)	(720)	14,224
Change in unrealized appreciation (depreciation)	501,658	3,274	71,141
Net gain (loss) on investments	485,016	2,554	105,072
Net increase (decrease) in net assets from operations	452,117	9,884	111,709
Contract owner transactions:
Variable annuity deposits	16,455	4,450	30,571
Terminations, withdrawals and annuity payments	(179,951)	(8,731)	(56,794)
Transfers between subaccounts, net	(441,311)	(7,712)	2,719
Maintenance charges and mortality adjustments	(1,467)	-	(30)
Increase (decrease) in net assets from contract transactions	(606,274)	(11,993)	(23,534)
Total increase (decrease) in net assets	(154,157)	(2,109)	88,175
Net assets as of December 31, 2017	$3,405,872	$151,681	$739,179
Investment income (loss):
Dividend distributions	-	7,299	4,440
Investment Expenses:
Mortality and expense risk and administrative charges	(23,024)	(987)	(5,326)
Net investment income (loss)	(23,024)	6,312	(886)
Increase (decrease) in net assets from operations:
Capital gain distributions	401,707	-	28,480
Realized capital gain (loss) on investments	6,180	(643)	10,046
Change in unrealized appreciation (depreciation)	(817,235)	(11,829)	(130,885)
Net gain (loss) on investments	(409,348)	(12,472)	(92,359)
Net increase (decrease) in net assets from operations	(432,372)	(6,160)	(93,245)
Contract owner transactions:
Variable annuity deposits	36,593	14,946	23,545
Terminations, withdrawals and annuity payments	(242,190)	(14,660)	(33,869)
Transfers between subaccounts, net	(966,348)	157,735	(16,865)
Maintenance charges and mortality adjustments	(1,123)	-	-
Increase (decrease) in net assets from contract transactions	(1,173,068)	158,021	(27,189)
Total increase (decrease) in net assets	(1,605,440)	151,861	(120,434)
Net assets as of December 31, 2018	$1,800,432	$303,542	$618,745

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Putnam VT Global Asset Allocation	Putnam VT Growth Opportunities	Putnam VT High Yield
Net assets as of December 31, 2016	$79,437	$-	$50,186
Investment income (loss):
Dividend distributions	1,207	-	1,183
Investment Expenses:
Mortality and expense risk and administrative charges	(982)	-	(8,839)
Net investment income (loss)	225	-	(7,656)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,865	-	-
Realized capital gain (loss) on investments	4,232	-	7,014
Change in unrealized appreciation (depreciation)	1,162	-	54,762
Net gain (loss) on investments	8,259	-	61,776
Net increase (decrease) in net assets from operations	8,484	-	54,120
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(334,994)
Transfers between subaccounts, net	(76,048)	-	1,577,202
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(76,048)	-	1,242,208
Total increase (decrease) in net assets	(67,564)	-	1,296,328
Net assets as of December 31, 2017	$11,873	$-	$1,346,514
Investment income (loss):
Dividend distributions	213	-	45,382
Investment Expenses:
Mortality and expense risk and administrative charges	(173)	(67)	(9,022)
Net investment income (loss)	40	(67)	36,360
Increase (decrease) in net assets from operations:
Capital gain distributions	903	-	-
Realized capital gain (loss) on investments	2	(17)	23,517
Change in unrealized appreciation (depreciation)	(1,967)	(7,309)	(97,690)
Net gain (loss) on investments	(1,062)	(7,326)	(74,173)
Net increase (decrease) in net assets from operations	(1,022)	(7,393)	(37,813)
Contract owner transactions:
Variable annuity deposits	-	-	7
Terminations, withdrawals and annuity payments	-	(729)	(523,683)
Transfers between subaccounts, net	-	102,638	(37,730)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	-	101,909	(561,406)
Total increase (decrease) in net assets	(1,022)	94,516	(599,219)
Net assets as of December 31, 2018	$10,851	$94,516	$747,295

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Putnam VT Income	Putnam VT Multi-Asset Absolute Return (b)	Putnam VT Multi-Cap Core (b)
Net assets as of December 31, 2016	$16,007	$1,142,500	$126,762
Investment income (loss):
Dividend distributions	709	-	1,475
Investment Expenses:
Mortality and expense risk and administrative charges	(89)	(9,831)	(634)
Net investment income (loss)	620	(9,831)	841
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	7,241
Realized capital gain (loss) on investments	(6)	(2,032)	2,098
Change in unrealized appreciation (depreciation)	312	69,442	15,472
Net gain (loss) on investments	306	67,410	24,811
Net increase (decrease) in net assets from operations	926	57,579	25,652
Contract owner transactions:
Variable annuity deposits	6,953	-	-
Terminations, withdrawals and annuity payments	-	(262,654)	-
Transfers between subaccounts, net	-	(88,273)	(17,779)
Maintenance charges and mortality adjustments	-	-	(429)
Increase (decrease) in net assets from contract transactions	6,953	(350,927)	(18,208)
Total increase (decrease) in net assets	7,879	(293,348)	7,444
Net assets as of December 31, 2017	$23,886	$849,152	$134,206
Investment income (loss):
Dividend distributions	713	2,720	1,484
Investment Expenses:
Mortality and expense risk and administrative charges	(112)	(7,982)	(626)
Net investment income (loss)	601	(5,262)	858
Increase (decrease) in net assets from operations:
Capital gain distributions	-	28,108	12,810
Realized capital gain (loss) on investments	(7)	(1,518)	1,690
Change in unrealized appreciation (depreciation)	(650)	(84,020)	(26,704)
Net gain (loss) on investments	(657)	(57,430)	(12,204)
Net increase (decrease) in net assets from operations	(56)	(62,692)	(11,346)
Contract owner transactions:
Variable annuity deposits	1,300	1,490	-
Terminations, withdrawals and annuity payments	-	(180,157)	(96)
Transfers between subaccounts, net	-	-	683
Maintenance charges and mortality adjustments	-	-	(480)
Increase (decrease) in net assets from contract transactions	1,300	(178,667)	107
Total increase (decrease) in net assets	1,244	(241,359)	(11,239)
Net assets as of December 31, 2018	$25,130	$607,793	$122,967

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Putnam VT Small Cap Growth (b)	Putnam VT Small Cap Value	Rational Dynamic Momentum VA (a)
Net assets as of December 31, 2016	$-	$198,321	$-
Investment income (loss):
Dividend distributions	88	1,399	-
Investment Expenses:
Mortality and expense risk and administrative charges	(255)	(2,118)	(8,938)
Net investment income (loss)	(167)	(719)	(8,938)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,450	7,938	-
Realized capital gain (loss) on investments	(16)	11,566	93
Change in unrealized appreciation (depreciation)	(457)	(699)	299,437
Net gain (loss) on investments	977	18,805	299,530
Net increase (decrease) in net assets from operations	810	18,086	290,592
Contract owner transactions:
Variable annuity deposits	-	44,809	10,150,000
Terminations, withdrawals and annuity payments	-	(13,685)	-
Transfers between subaccounts, net	18,025	35,260	-
Maintenance charges and mortality adjustments	(65)	(706)	-
Increase (decrease) in net assets from contract transactions	17,960	65,678	10,150,000
Total increase (decrease) in net assets	18,770	83,764	10,440,592
Net assets as of December 31, 2017	$18,770	$282,085	$10,440,592
Investment income (loss):
Dividend distributions	-	1,055	46,590
Investment Expenses:
Mortality and expense risk and administrative charges	(279)	(2,437)	(23,337)
Net investment income (loss)	(279)	(1,382)	23,253
Increase (decrease) in net assets from operations:
Capital gain distributions	2,759	80,537	262,735
Realized capital gain (loss) on investments	(41)	(34,325)	(684,991)
Change in unrealized appreciation (depreciation)	(5,262)	(158,304)	(299,437)
Net gain (loss) on investments	(2,544)	(112,092)	(721,693)
Net increase (decrease) in net assets from operations	(2,823)	(113,474)	(698,440)
Contract owner transactions:
Variable annuity deposits	-	14,375	19,433
Terminations, withdrawals and annuity payments	-	(44,634)	(9,597,740)
Transfers between subaccounts, net	-	205,794	(163,845)
Maintenance charges and mortality adjustments	(66)	(2,086)	-
Increase (decrease) in net assets from contract transactions	(66)	173,449	(9,742,152)
Total increase (decrease) in net assets	(2,889)	59,975	(10,440,592)
Net assets as of December 31, 2018	$15,881	$342,060	$-

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Redwood Managed Volatility	Royce Micro-Cap	Royce Opportunity
Net assets as of December 31, 2016	$12,427,718	$6,135,125	$2,314,818
Investment income (loss):
Dividend distributions	617,410	61,820	-
Investment Expenses:
Mortality and expense risk and administrative charges	(158,781)	(67,321)	(20,608)
Net investment income (loss)	458,629	(5,501)	(20,608)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	968,563	328,183
Realized capital gain (loss) on investments	463,069	29,743	58,321
Change in unrealized appreciation (depreciation)	(252,074)	(592,199)	65,663
Net gain (loss) on investments	210,995	406,107	452,167
Net increase (decrease) in net assets from operations	669,624	400,606	431,559
Contract owner transactions:
Variable annuity deposits	-	90,820	90,032
Terminations, withdrawals and annuity payments	(3,850,107)	(1,022,741)	(168,795)
Transfers between subaccounts, net	(1,611,787)	3,680,134	(190,928)
Maintenance charges and mortality adjustments	-	(36,737)	(6,303)
Increase (decrease) in net assets from contract transactions	(5,461,894)	2,711,476	(275,994)
Total increase (decrease) in net assets	(4,792,270)	3,112,082	155,565
Net assets as of December 31, 2017	$7,635,448	$9,247,207	$2,470,383
Investment income (loss):
Dividend distributions	394,767	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(65,676)	(62,334)	(21,317)
Net investment income (loss)	329,091	(62,334)	(21,317)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	241,471	163,137
Realized capital gain (loss) on investments	105,216	(341,395)	20,804
Change in unrealized appreciation (depreciation)	(659,990)	(483,004)	(638,070)
Net gain (loss) on investments	(554,774)	(582,928)	(454,129)
Net increase (decrease) in net assets from operations	(225,683)	(645,262)	(475,446)
Contract owner transactions:
Variable annuity deposits	14,341	329,198	97,603
Terminations, withdrawals and annuity payments	(4,614,279)	(1,172,392)	(233,840)
Transfers between subaccounts, net	43,600	(3,081,703)	(95,205)
Maintenance charges and mortality adjustments	-	(31,351)	(6,124)
Increase (decrease) in net assets from contract transactions	(4,556,338)	(3,956,248)	(237,566)
Total increase (decrease) in net assets	(4,782,021)	(4,601,510)	(713,012)
Net assets as of December 31, 2018	$2,853,427	$4,645,697	$1,757,371

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Royce Small-Cap Value	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2016	$1,574,710	$2,586,765	$4,368,242
Investment income (loss):
Dividend distributions	4,403	4,468	20,394
Investment Expenses:
Mortality and expense risk and administrative charges	(13,389)	(21,190)	(49,983)
Net investment income (loss)	(8,986)	(16,722)	(29,589)
Increase (decrease) in net assets from operations:
Capital gain distributions	55,442	-	9,897
Realized capital gain (loss) on investments	(11,765)	140,387	334,543
Change in unrealized appreciation (depreciation)	38,276	44,027	382,173
Net gain (loss) on investments	81,953	184,414	726,613
Net increase (decrease) in net assets from operations	72,967	167,692	697,024
Contract owner transactions:
Variable annuity deposits	49,486	26,378	125,058
Terminations, withdrawals and annuity payments	(85,754)	(264,869)	(436,194)
Transfers between subaccounts, net	53,728	(862,829)	(140,631)
Maintenance charges and mortality adjustments	(3,822)	(10,033)	(21,125)
Increase (decrease) in net assets from contract transactions	13,638	(1,111,353)	(472,892)
Total increase (decrease) in net assets	86,605	(943,661)	224,132
Net assets as of December 31, 2017	$1,661,315	$1,643,104	$4,592,374
Investment income (loss):
Dividend distributions	2,390	10,034	12,795
Investment Expenses:
Mortality and expense risk and administrative charges	(14,963)	(20,825)	(35,948)
Net investment income (loss)	(12,573)	(10,791)	(23,153)
Increase (decrease) in net assets from operations:
Capital gain distributions	159,076	512	47,932
Realized capital gain (loss) on investments	8,468	53,409	252,501
Change in unrealized appreciation (depreciation)	(269,371)	(396,768)	(786,700)
Net gain (loss) on investments	(101,827)	(342,847)	(486,267)
Net increase (decrease) in net assets from operations	(114,400)	(353,638)	(509,420)
Contract owner transactions:
Variable annuity deposits	54,936	5,455	22,420
Terminations, withdrawals and annuity payments	(157,211)	(236,648)	(385,143)
Transfers between subaccounts, net	(52,297)	130,231	(1,908,564)
Maintenance charges and mortality adjustments	(4,116)	(9,676)	(14,985)
Increase (decrease) in net assets from contract transactions	(158,688)	(110,638)	(2,286,272)
Total increase (decrease) in net assets	(273,088)	(464,276)	(2,795,692)
Net assets as of December 31, 2018	$1,388,227	$1,178,828	$1,796,682

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2016	$3,509,893	$1,423,055	$2,863,303
Investment income (loss):
Dividend distributions	-	-	28,402
Investment Expenses:
Mortality and expense risk and administrative charges	(50,327)	(8,342)	(31,816)
Net investment income (loss)	(50,327)	(8,342)	(3,414)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	79,974
Realized capital gain (loss) on investments	231,449	26,582	44,909
Change in unrealized appreciation (depreciation)	689,880	51,784	91,426
Net gain (loss) on investments	921,329	78,366	216,309
Net increase (decrease) in net assets from operations	871,002	70,024	212,895
Contract owner transactions:
Variable annuity deposits	117,306	210	79,874
Terminations, withdrawals and annuity payments	(480,562)	(341,081)	(458,129)
Transfers between subaccounts, net	380,204	(130,453)	(316,704)
Maintenance charges and mortality adjustments	(28,052)	(2,787)	(16,171)
Increase (decrease) in net assets from contract transactions	(11,104)	(474,111)	(711,130)
Total increase (decrease) in net assets	859,898	(404,087)	(498,235)
Net assets as of December 31, 2017	$4,369,791	$1,018,968	$2,365,068
Investment income (loss):
Dividend distributions	-	35,584	14,789
Investment Expenses:
Mortality and expense risk and administrative charges	(50,585)	(9,450)	(26,908)
Net investment income (loss)	(50,585)	26,134	(12,119)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,525	-	74,611
Realized capital gain (loss) on investments	297,611	120,554	(58,903)
Change in unrealized appreciation (depreciation)	(622,798)	(192,130)	(303,522)
Net gain (loss) on investments	(314,662)	(71,576)	(287,814)
Net increase (decrease) in net assets from operations	(365,247)	(45,442)	(299,933)
Contract owner transactions:
Variable annuity deposits	66,533	8,182	212,772
Terminations, withdrawals and annuity payments	(546,171)	(132,774)	(230,623)
Transfers between subaccounts, net	(455,303)	(383,212)	(312,027)
Maintenance charges and mortality adjustments	(28,317)	(4,726)	(11,974)
Increase (decrease) in net assets from contract transactions	(963,258)	(512,530)	(341,852)
Total increase (decrease) in net assets	(1,328,505)	(557,972)	(641,785)
Net assets as of December 31, 2018	$3,041,286	$460,996	$1,723,283

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Dow 2x Strategy	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2016	$2,367,865	$1,391,457	$3,985,575
Investment income (loss):
Dividend distributions	1,727	-	17,901
Investment Expenses:
Mortality and expense risk and administrative charges	(37,332)	(16,301)	(38,336)
Net investment income (loss)	(35,605)	(16,301)	(20,435)
Increase (decrease) in net assets from operations:
Capital gain distributions	60,250	-	-
Realized capital gain (loss) on investments	830,699	288,562	(221,007)
Change in unrealized appreciation (depreciation)	452,553	37,302	(92,352)
Net gain (loss) on investments	1,343,502	325,864	(313,359)
Net increase (decrease) in net assets from operations	1,307,897	309,563	(333,794)
Contract owner transactions:
Variable annuity deposits	9,559	12,131	46,569
Terminations, withdrawals and annuity payments	(251,891)	(256,450)	(342,477)
Transfers between subaccounts, net	(168,016)	(405,462)	(922,378)
Maintenance charges and mortality adjustments	(15,950)	(9,245)	(18,182)
Increase (decrease) in net assets from contract transactions	(426,298)	(659,026)	(1,236,468)
Total increase (decrease) in net assets	881,599	(349,463)	(1,570,262)
Net assets as of December 31, 2017	$3,249,464	$1,041,994	$2,415,313
Investment income (loss):
Dividend distributions	4,591	-	12,884
Investment Expenses:
Mortality and expense risk and administrative charges	(36,959)	(11,864)	(29,229)
Net investment income (loss)	(32,368)	(11,864)	(16,345)
Increase (decrease) in net assets from operations:
Capital gain distributions	528,542	27,862	-
Realized capital gain (loss) on investments	(132,243)	146,961	(60,691)
Change in unrealized appreciation (depreciation)	(1,291,550)	(253,697)	(461,248)
Net gain (loss) on investments	(895,251)	(78,874)	(521,939)
Net increase (decrease) in net assets from operations	(927,619)	(90,738)	(538,284)
Contract owner transactions:
Variable annuity deposits	38,420	492	15,139
Terminations, withdrawals and annuity payments	(514,808)	(218,027)	(402,650)
Transfers between subaccounts, net	292,771	(207,212)	(120,780)
Maintenance charges and mortality adjustments	(15,852)	(7,087)	(14,297)
Increase (decrease) in net assets from contract transactions	(199,469)	(431,834)	(522,588)
Total increase (decrease) in net assets	(1,127,088)	(522,572)	(1,060,872)
Net assets as of December 31, 2018	$2,122,376	$519,422	$1,354,441

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services
Net assets as of December 31, 2016	$2,229,336	$1,014,865	$2,505,052
Investment income (loss):
Dividend distributions	-	11,474	8,706
Investment Expenses:
Mortality and expense risk and administrative charges	(24,052)	(15,990)	(24,656)
Net investment income (loss)	(24,052)	(4,516)	(15,950)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(196,018)	183,318	206,563
Change in unrealized appreciation (depreciation)	(187,723)	101,442	41,066
Net gain (loss) on investments	(383,741)	284,760	247,629
Net increase (decrease) in net assets from operations	(407,793)	280,244	231,679
Contract owner transactions:
Variable annuity deposits	7,828	25,258	108,525
Terminations, withdrawals and annuity payments	(154,440)	(273,117)	(407,460)
Transfers between subaccounts, net	97,825	374,756	(477,961)
Maintenance charges and mortality adjustments	(10,393)	(7,770)	(9,668)
Increase (decrease) in net assets from contract transactions	(59,180)	119,127	(786,564)
Total increase (decrease) in net assets	(466,973)	399,371	(554,885)
Net assets as of December 31, 2017	$1,762,363	$1,414,236	$1,950,167
Investment income (loss):
Dividend distributions	52,863	3,200	13,814
Investment Expenses:
Mortality and expense risk and administrative charges	(21,777)	(11,163)	(18,503)
Net investment income (loss)	31,086	(7,963)	(4,689)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(80,891)	4,537	88,529
Change in unrealized appreciation (depreciation)	(768,170)	(203,739)	(275,492)
Net gain (loss) on investments	(849,061)	(199,202)	(186,963)
Net increase (decrease) in net assets from operations	(817,975)	(207,165)	(191,652)
Contract owner transactions:
Variable annuity deposits	6,480	3,725	20,958
Terminations, withdrawals and annuity payments	(256,310)	(200,315)	(395,921)
Transfers between subaccounts, net	387,773	(373,382)	(344,657)
Maintenance charges and mortality adjustments	(8,376)	(4,439)	(7,918)
Increase (decrease) in net assets from contract transactions	129,567	(574,411)	(727,538)
Total increase (decrease) in net assets	(688,408)	(781,576)	(919,190)
Net assets as of December 31, 2018	$1,073,955	$632,660	$1,030,977

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care	Rydex VIF High Yield Strategy
Net assets as of December 31, 2016	$2,960,733	$4,351,243	$86,634
Investment income (loss):
Dividend distributions	24,964	-	5,677
Investment Expenses:
Mortality and expense risk and administrative charges	(26,394)	(60,176)	(12,254)
Net investment income (loss)	(1,430)	(60,176)	(6,577)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	176,114	-
Realized capital gain (loss) on investments	(66,250)	83,175	13,711
Change in unrealized appreciation (depreciation)	244,081	650,710	13,725
Net gain (loss) on investments	177,831	909,999	27,436
Net increase (decrease) in net assets from operations	176,401	849,823	20,859
Contract owner transactions:
Variable annuity deposits	98,988	112,157	504
Terminations, withdrawals and annuity payments	(352,781)	(521,390)	(77,785)
Transfers between subaccounts, net	(1,542,626)	(34,359)	1,985,012
Maintenance charges and mortality adjustments	(12,452)	(30,802)	(3,650)
Increase (decrease) in net assets from contract transactions	(1,808,871)	(474,394)	1,904,081
Total increase (decrease) in net assets	(1,632,470)	375,429	1,924,940
Net assets as of December 31, 2017	$1,328,263	$4,726,672	$2,011,574
Investment income (loss):
Dividend distributions	15,895	-	17,323
Investment Expenses:
Mortality and expense risk and administrative charges	(13,199)	(62,264)	(5,310)
Net investment income (loss)	2,696	(62,264)	12,013
Increase (decrease) in net assets from operations:
Capital gain distributions	926	62,833	-
Realized capital gain (loss) on investments	(78,903)	204,554	(52,733)
Change in unrealized appreciation (depreciation)	(12,916)	(286,857)	(18,330)
Net gain (loss) on investments	(90,893)	(19,470)	(71,063)
Net increase (decrease) in net assets from operations	(88,197)	(81,734)	(59,050)
Contract owner transactions:
Variable annuity deposits	12,986	95,500	70
Terminations, withdrawals and annuity payments	(216,303)	(951,241)	(17,837)
Transfers between subaccounts, net	(101,846)	761,247	(1,739,882)
Maintenance charges and mortality adjustments	(5,914)	(31,714)	(354)
Increase (decrease) in net assets from contract transactions	(311,077)	(126,208)	(1,758,003)
Total increase (decrease) in net assets	(399,274)	(207,942)	(1,817,053)
Net assets as of December 31, 2018	$928,989	$4,518,730	$194,521

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy	Rydex VIF Inverse Government Long Bond Strategy
Net assets as of December 31, 2016	$763,748	$1,958,774	$892,941
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(18,718)	(8,407)	(8,732)
Net investment income (loss)	(18,718)	(8,407)	(8,732)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,809	-	-
Realized capital gain (loss) on investments	222,834	(337,908)	(1,544)
Change in unrealized appreciation (depreciation)	159,724	54,668	(67,600)
Net gain (loss) on investments	390,367	(283,240)	(69,144)
Net increase (decrease) in net assets from operations	371,649	(291,647)	(77,876)
Contract owner transactions:
Variable annuity deposits	37,077	11,309	8,069
Terminations, withdrawals and annuity payments	(286,760)	(153,191)	(88,704)
Transfers between subaccounts, net	664,786	(1,368,290)	(76,447)
Maintenance charges and mortality adjustments	(9,142)	(2,914)	(3,061)
Increase (decrease) in net assets from contract transactions	405,961	(1,513,086)	(160,143)
Total increase (decrease) in net assets	777,610	(1,804,733)	(238,019)
Net assets as of December 31, 2017	$1,541,358	$154,041	$654,922
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(28,049)	(5,168)	(6,940)
Net investment income (loss)	(28,049)	(5,168)	(6,940)
Increase (decrease) in net assets from operations:
Capital gain distributions	37,238	-	-
Realized capital gain (loss) on investments	168,251	(110,463)	16,443
Change in unrealized appreciation (depreciation)	(372,483)	62,973	3,363
Net gain (loss) on investments	(166,994)	(47,490)	19,806
Net increase (decrease) in net assets from operations	(195,043)	(52,658)	12,866
Contract owner transactions:
Variable annuity deposits	17,494	24,204	2,885
Terminations, withdrawals and annuity payments	(241,212)	(47,789)	(158,069)
Transfers between subaccounts, net	965,998	214,219	166,149
Maintenance charges and mortality adjustments	(12,271)	(2,291)	(2,608)
Increase (decrease) in net assets from contract transactions	730,009	188,343	8,357
Total increase (decrease) in net assets	534,966	135,685	21,223
Net assets as of December 31, 2018	$2,076,324	$289,726	$676,145

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse Russell 2000 Strategy
Net assets as of December 31, 2016	$110,224	$809,884	$560,835
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(546)	(6,710)	(4,297)
Net investment income (loss)	(546)	(6,710)	(4,297)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(16,086)	(139,817)	(69,211)
Change in unrealized appreciation (depreciation)	6,384	(32,498)	9,628
Net gain (loss) on investments	(9,702)	(172,315)	(59,583)
Net increase (decrease) in net assets from operations	(10,248)	(179,025)	(63,880)
Contract owner transactions:
Variable annuity deposits	70	45,083	579
Terminations, withdrawals and annuity payments	(3,995)	(52,666)	(34,773)
Transfers between subaccounts, net	(68,040)	(318,031)	(242,698)
Maintenance charges and mortality adjustments	(366)	(2,348)	(1,925)
Increase (decrease) in net assets from contract transactions	(72,331)	(327,962)	(278,817)
Total increase (decrease) in net assets	(82,579)	(506,987)	(342,697)
Net assets as of December 31, 2017	$27,645	$302,897	$218,138
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(225)	(2,702)	(1,341)
Net investment income (loss)	(225)	(2,702)	(1,341)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,512)	(44,852)	(22,852)
Change in unrealized appreciation (depreciation)	3,508	53,707	28,743
Net gain (loss) on investments	996	8,855	5,891
Net increase (decrease) in net assets from operations	771	6,153	4,550
Contract owner transactions:
Variable annuity deposits	113	73,117	1,613
Terminations, withdrawals and annuity payments	(15,121)	(135,932)	(19,686)
Transfers between subaccounts, net	(1,193)	(130,055)	(113,828)
Maintenance charges and mortality adjustments	(140)	(1,642)	(599)
Increase (decrease) in net assets from contract transactions	(16,341)	(194,512)	(132,500)
Total increase (decrease) in net assets	(15,570)	(188,359)	(127,950)
Net assets as of December 31, 2018	$12,075	$114,538	$90,188

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure
Net assets as of December 31, 2016	$1,027,201	$933,537	$576,753
Investment income (loss):
Dividend distributions	-	-	2,414
Investment Expenses:
Mortality and expense risk and administrative charges	(8,621)	(10,356)	(11,288)
Net investment income (loss)	(8,621)	(10,356)	(8,874)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,929
Realized capital gain (loss) on investments	(148,229)	182,704	71,023
Change in unrealized appreciation (depreciation)	29,406	155,996	74,051
Net gain (loss) on investments	(118,823)	338,700	147,003
Net increase (decrease) in net assets from operations	(127,444)	328,344	138,129
Contract owner transactions:
Variable annuity deposits	2,109	28,460	1,331
Terminations, withdrawals and annuity payments	(132,841)	(113,967)	(118,272)
Transfers between subaccounts, net	(392,283)	(220,393)	135,522
Maintenance charges and mortality adjustments	(3,067)	(7,737)	(5,605)
Increase (decrease) in net assets from contract transactions	(526,082)	(313,637)	12,976
Total increase (decrease) in net assets	(653,526)	14,707	151,105
Net assets as of December 31, 2017	$373,675	$948,244	$727,858
Investment income (loss):
Dividend distributions	-	-	2,439
Investment Expenses:
Mortality and expense risk and administrative charges	(4,048)	(8,928)	(10,367)
Net investment income (loss)	(4,048)	(8,928)	(7,928)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	127,301	20,709
Realized capital gain (loss) on investments	29,823	131,125	13,125
Change in unrealized appreciation (depreciation)	43,474	(380,147)	(138,190)
Net gain (loss) on investments	73,297	(121,721)	(104,356)
Net increase (decrease) in net assets from operations	69,249	(130,649)	(112,284)
Contract owner transactions:
Variable annuity deposits	6,791	14,017	91,558
Terminations, withdrawals and annuity payments	(118,548)	(240,546)	(112,893)
Transfers between subaccounts, net	(153,492)	(154,300)	(36,496)
Maintenance charges and mortality adjustments	(714)	(5,434)	(4,803)
Increase (decrease) in net assets from contract transactions	(265,963)	(386,263)	(62,634)
Total increase (decrease) in net assets	(196,714)	(516,912)	(174,918)
Net assets as of December 31, 2018	$176,961	$431,332	$552,940

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VIF NASDAQ-100	Rydex VIF NASDAQ-100 2x Strategy
Net assets as of December 31, 2016	$2,933,961	$6,002,379	$9,240,006
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(27,366)	(82,519)	(127,867)
Net investment income (loss)	(27,366)	(82,519)	(127,867)
Increase (decrease) in net assets from operations:
Capital gain distributions	727,198	482,822	130,374
Realized capital gain (loss) on investments	163,455	822,381	2,753,159
Change in unrealized appreciation (depreciation)	(449,660)	345,908	2,543,584
Net gain (loss) on investments	440,993	1,651,111	5,427,117
Net increase (decrease) in net assets from operations	413,627	1,568,592	5,299,250
Contract owner transactions:
Variable annuity deposits	34,672	15,127	141,021
Terminations, withdrawals and annuity payments	(199,754)	(930,968)	(1,726,362)
Transfers between subaccounts, net	(583,954)	(824,045)	(1,235,939)
Maintenance charges and mortality adjustments	(9,254)	(35,192)	(97,166)
Increase (decrease) in net assets from contract transactions	(758,290)	(1,775,078)	(2,918,446)
Total increase (decrease) in net assets	(344,663)	(206,486)	2,380,804
Net assets as of December 31, 2017	$2,589,298	$5,795,893	$11,620,810
Investment income (loss):
Dividend distributions	3,501	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(24,663)	(107,945)	(127,888)
Net investment income (loss)	(21,162)	(107,945)	(127,888)
Increase (decrease) in net assets from operations:
Capital gain distributions	335,627	322,679	1,662,595
Realized capital gain (loss) on investments	(241,664)	598,757	(834,516)
Change in unrealized appreciation (depreciation)	(383,871)	(786,158)	(3,972,218)
Net gain (loss) on investments	(289,908)	135,278	(3,144,139)
Net increase (decrease) in net assets from operations	(311,070)	27,333	(3,272,027)
Contract owner transactions:
Variable annuity deposits	497	7,986	325,292
Terminations, withdrawals and annuity payments	(293,919)	(986,932)	(2,051,358)
Transfers between subaccounts, net	(283,136)	330,721	4,366,592
Maintenance charges and mortality adjustments	(8,067)	(53,035)	(67,611)
Increase (decrease) in net assets from contract transactions	(584,625)	(701,260)	2,572,915
Total increase (decrease) in net assets	(895,695)	(673,927)	(699,112)
Net assets as of December 31, 2018	$1,693,603	$5,121,966	$10,921,698

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate
Net assets as of December 31, 2016	$3,546,761	$4,579,538	$3,829,723
Investment income (loss):
Dividend distributions	1,424	207,953	117,875
Investment Expenses:
Mortality and expense risk and administrative charges	(39,919)	(59,840)	(47,611)
Net investment income (loss)	(38,495)	148,113	70,264
Increase (decrease) in net assets from operations:
Capital gain distributions	125,433	-	-
Realized capital gain (loss) on investments	728,286	(206,835)	110,738
Change in unrealized appreciation (depreciation)	39,345	184,702	(41,428)
Net gain (loss) on investments	893,064	(22,133)	69,310
Net increase (decrease) in net assets from operations	854,569	125,980	139,574
Contract owner transactions:
Variable annuity deposits	3,334	176,032	4,939
Terminations, withdrawals and annuity payments	(833,830)	(599,372)	(576,798)
Transfers between subaccounts, net	636,229	(407,281)	(282,516)
Maintenance charges and mortality adjustments	(19,363)	(23,789)	(25,094)
Increase (decrease) in net assets from contract transactions	(213,630)	(854,410)	(879,469)
Total increase (decrease) in net assets	640,939	(728,430)	(739,895)
Net assets as of December 31, 2017	$4,187,700	$3,851,108	$3,089,828
Investment income (loss):
Dividend distributions	5,889	155,801	31,731
Investment Expenses:
Mortality and expense risk and administrative charges	(40,546)	(42,346)	(36,450)
Net investment income (loss)	(34,657)	113,455	(4,719)
Increase (decrease) in net assets from operations:
Capital gain distributions	216,566	-	-
Realized capital gain (loss) on investments	57,785	(389,717)	(33,505)
Change in unrealized appreciation (depreciation)	(516,590)	(435,062)	(277,077)
Net gain (loss) on investments	(242,239)	(824,779)	(310,582)
Net increase (decrease) in net assets from operations	(276,896)	(711,324)	(315,301)
Contract owner transactions:
Variable annuity deposits	37,426	77,819	80,917
Terminations, withdrawals and annuity payments	(244,917)	(378,397)	(782,798)
Transfers between subaccounts, net	(1,751,051)	(92,114)	915,980
Maintenance charges and mortality adjustments	(19,592)	(16,501)	(18,169)
Increase (decrease) in net assets from contract transactions	(1,978,134)	(409,193)	195,930
Total increase (decrease) in net assets	(2,255,030)	(1,120,517)	(119,371)
Net assets as of December 31, 2018	$1,932,670	$2,730,591	$2,970,457

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Retailing	Rydex VIF Russell 2000 1.5x Strategy	Rydex VIF Russell 2000 2x Strategy
Net assets as of December 31, 2016	$820,291	$1,487,106	$3,023,453
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8,555)	(12,064)	(37,809)
Net investment income (loss)	(8,555)	(12,064)	(37,809)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	25,969	126,421
Realized capital gain (loss) on investments	(41,836)	110,850	703,882
Change in unrealized appreciation (depreciation)	107,550	30,578	(177,025)
Net gain (loss) on investments	65,714	167,397	653,278
Net increase (decrease) in net assets from operations	57,159	155,333	615,469
Contract owner transactions:
Variable annuity deposits	18	74,449	87,110
Terminations, withdrawals and annuity payments	(50,900)	(72,047)	(144,390)
Transfers between subaccounts, net	(227,547)	(633,984)	758,071
Maintenance charges and mortality adjustments	(5,371)	(6,077)	(26,111)
Increase (decrease) in net assets from contract transactions	(283,800)	(637,659)	674,680
Total increase (decrease) in net assets	(226,641)	(482,326)	1,290,149
Net assets as of December 31, 2017	$593,650	$1,004,780	$4,313,602
Investment income (loss):
Dividend distributions	93	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(10,557)	(20,688)	(42,953)
Net investment income (loss)	(10,464)	(20,688)	(42,953)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	57,110	404,184
Realized capital gain (loss) on investments	11,537	(194,417)	83,912
Change in unrealized appreciation (depreciation)	(114,028)	(323,685)	(1,005,593)
Net gain (loss) on investments	(102,491)	(460,992)	(517,497)
Net increase (decrease) in net assets from operations	(112,955)	(481,680)	(560,450)
Contract owner transactions:
Variable annuity deposits	42,812	68,309	72,158
Terminations, withdrawals and annuity payments	(78,310)	(224,986)	(176,977)
Transfers between subaccounts, net	440,541	419,538	(2,517,207)
Maintenance charges and mortality adjustments	(5,353)	(11,319)	(27,708)
Increase (decrease) in net assets from contract transactions	399,690	251,542	(2,649,734)
Total increase (decrease) in net assets	286,735	(230,138)	(3,210,184)
Net assets as of December 31, 2018	$880,385	$774,642	$1,103,418

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value
Net assets as of December 31, 2016	$3,905,031	$6,097,794	$6,579,064
Investment income (loss):
Dividend distributions	-	-	35,280
Investment Expenses:
Mortality and expense risk and administrative charges	(49,618)	(93,405)	(65,496)
Net investment income (loss)	(49,618)	(93,405)	(30,216)
Increase (decrease) in net assets from operations:
Capital gain distributions	166,558	348,547	215,531
Realized capital gain (loss) on investments	762,543	454,692	189,568
Change in unrealized appreciation (depreciation)	817,582	732,051	231,472
Net gain (loss) on investments	1,746,683	1,535,290	636,571
Net increase (decrease) in net assets from operations	1,697,065	1,441,885	606,355
Contract owner transactions:
Variable annuity deposits	273,574	60,504	48,296
Terminations, withdrawals and annuity payments	(583,431)	(1,244,873)	(973,900)
Transfers between subaccounts, net	220,278	1,894,028	(817,259)
Maintenance charges and mortality adjustments	(20,728)	(33,012)	(31,460)
Increase (decrease) in net assets from contract transactions	(110,307)	676,647	(1,774,323)
Total increase (decrease) in net assets	1,586,758	2,118,532	(1,167,968)
Net assets as of December 31, 2017	$5,491,789	$8,216,326	$5,411,096
Investment income (loss):
Dividend distributions	2,062	-	30,717
Investment Expenses:
Mortality and expense risk and administrative charges	(58,038)	(95,806)	(64,215)
Net investment income (loss)	(55,976)	(95,806)	(33,498)
Increase (decrease) in net assets from operations:
Capital gain distributions	259,392	503,216	349,312
Realized capital gain (loss) on investments	(301,497)	305,543	(305,147)
Change in unrealized appreciation (depreciation)	(1,477,423)	(1,145,306)	(1,463,390)
Net gain (loss) on investments	(1,519,528)	(336,547)	(1,419,225)
Net increase (decrease) in net assets from operations	(1,575,504)	(432,353)	(1,452,723)
Contract owner transactions:
Variable annuity deposits	112,697	15,558	23,315
Terminations, withdrawals and annuity payments	(634,368)	(1,266,877)	(808,770)
Transfers between subaccounts, net	82,841	(1,097,766)	3,179,025
Maintenance charges and mortality adjustments	(22,594)	(34,629)	(29,284)
Increase (decrease) in net assets from contract transactions	(461,424)	(2,383,714)	2,364,286
Total increase (decrease) in net assets	(2,036,928)	(2,816,067)	911,563
Net assets as of December 31, 2018	$3,454,861	$5,400,259	$6,322,659

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth
Net assets as of December 31, 2016	$3,073,113	$4,806,569	$4,597,782
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(45,175)	(33,695)	(48,005)
Net investment income (loss)	(45,175)	(33,695)	(48,005)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	375,449	137,534
Realized capital gain (loss) on investments	191,865	368,708	417,614
Change in unrealized appreciation (depreciation)	425,414	(478,099)	(47,314)
Net gain (loss) on investments	617,279	266,058	507,834
Net increase (decrease) in net assets from operations	572,104	232,363	459,829
Contract owner transactions:
Variable annuity deposits	107,193	103,502	87,632
Terminations, withdrawals and annuity payments	(470,752)	(443,031)	(631,391)
Transfers between subaccounts, net	687,873	(2,903,213)	(487,370)
Maintenance charges and mortality adjustments	(25,127)	(14,604)	(22,797)
Increase (decrease) in net assets from contract transactions	299,187	(3,257,346)	(1,053,926)
Total increase (decrease) in net assets	871,291	(3,024,983)	(594,097)
Net assets as of December 31, 2017	$3,944,404	$1,781,586	$4,003,685
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(52,468)	(18,346)	(61,907)
Net investment income (loss)	(52,468)	(18,346)	(61,907)
Increase (decrease) in net assets from operations:
Capital gain distributions	259,424	219,823	132,420
Realized capital gain (loss) on investments	175,282	(26,747)	213,991
Change in unrealized appreciation (depreciation)	(931,922)	(466,130)	(916,302)
Net gain (loss) on investments	(497,216)	(273,054)	(569,891)
Net increase (decrease) in net assets from operations	(549,684)	(291,400)	(631,798)
Contract owner transactions:
Variable annuity deposits	11,025	7,233	47,301
Terminations, withdrawals and annuity payments	(459,104)	(124,853)	(795,432)
Transfers between subaccounts, net	(194,753)	(243,099)	506,697
Maintenance charges and mortality adjustments	(26,583)	(7,163)	(24,708)
Increase (decrease) in net assets from contract transactions	(669,415)	(367,882)	(266,142)
Total increase (decrease) in net assets	(1,219,099)	(659,282)	(897,940)
Net assets as of December 31, 2018	$2,725,305	$1,122,304	$3,105,745

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VIF Technology
Net assets as of December 31, 2016	$5,059,661	$659,295	$3,786,642
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(34,339)	(6,584)	(56,196)
Net investment income (loss)	(34,339)	(6,584)	(56,196)
Increase (decrease) in net assets from operations:
Capital gain distributions	58,170	8,737	121,773
Realized capital gain (loss) on investments	49,661	(13,072)	510,066
Change in unrealized appreciation (depreciation)	(351,606)	(100,273)	580,601
Net gain (loss) on investments	(243,775)	(104,608)	1,212,440
Net increase (decrease) in net assets from operations	(278,114)	(111,192)	1,156,244
Contract owner transactions:
Variable annuity deposits	158,858	7,247	90,719
Terminations, withdrawals and annuity payments	(295,493)	(70,559)	(721,467)
Transfers between subaccounts, net	(2,469,486)	14,559	(165,950)
Maintenance charges and mortality adjustments	(17,446)	(3,241)	(27,753)
Increase (decrease) in net assets from contract transactions	(2,623,567)	(51,994)	(824,451)
Total increase (decrease) in net assets	(2,901,681)	(163,186)	331,793
Net assets as of December 31, 2017	$2,157,980	$496,109	$4,118,435
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(31,579)	(6,464)	(51,813)
Net investment income (loss)	(31,579)	(6,464)	(51,813)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	105,116
Realized capital gain (loss) on investments	(38,833)	(8,538)	417,049
Change in unrealized appreciation (depreciation)	(455,555)	63,497	(559,611)
Net gain (loss) on investments	(494,388)	54,959	(37,446)
Net increase (decrease) in net assets from operations	(525,967)	48,495	(89,259)
Contract owner transactions:
Variable annuity deposits	83,064	6,673	17,141
Terminations, withdrawals and annuity payments	(436,386)	(37,970)	(769,689)
Transfers between subaccounts, net	(26,405)	(15,149)	(327,727)
Maintenance charges and mortality adjustments	(14,913)	(3,234)	(22,807)
Increase (decrease) in net assets from contract transactions	(394,640)	(49,680)	(1,103,082)
Total increase (decrease) in net assets	(920,607)	(1,185)	(1,192,341)
Net assets as of December 31, 2018	$1,237,373	$494,924	$2,926,094

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Telecommunications	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market (c)
Net assets as of December 31, 2016	$1,369,674	$2,212,648	$53,142,557
Investment income (loss):
Dividend distributions	14,308	1,812	1,183
Investment Expenses:
Mortality and expense risk and administrative charges	(12,828)	(11,061)	(763,937)
Net investment income (loss)	1,480	(9,249)	(762,754)
Increase (decrease) in net assets from operations:
Capital gain distributions	18,831	-	5,607
Realized capital gain (loss) on investments	45,208	109,369	-
Change in unrealized appreciation (depreciation)	(35,674)	207,448	-
Net gain (loss) on investments	28,365	316,817	5,607
Net increase (decrease) in net assets from operations	29,845	307,568	(757,147)
Contract owner transactions:
Variable annuity deposits	5,514	24	17,766,113
Terminations, withdrawals and annuity payments	(80,917)	(192,748)	(17,171,896)
Transfers between subaccounts, net	(718,410)	(441,286)	17,774,633
Maintenance charges and mortality adjustments	(6,502)	(5,341)	(271,796)
Increase (decrease) in net assets from contract transactions	(800,315)	(639,351)	18,097,054
Total increase (decrease) in net assets	(770,470)	(331,783)	17,339,907
Net assets as of December 31, 2017	$599,204	$1,880,865	$70,482,464
Investment income (loss):
Dividend distributions	4,667	-	332,971
Investment Expenses:
Mortality and expense risk and administrative charges	(8,076)	(8,042)	(708,096)
Net investment income (loss)	(3,409)	(8,042)	(375,125)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,058	20,677	1,277
Realized capital gain (loss) on investments	3,235	114,237	(1)
Change in unrealized appreciation (depreciation)	(60,902)	(277,764)	-
Net gain (loss) on investments	(44,609)	(142,850)	1,276
Net increase (decrease) in net assets from operations	(48,018)	(150,892)	(373,849)
Contract owner transactions:
Variable annuity deposits	680	119,078	14,570,638
Terminations, withdrawals and annuity payments	(30,076)	(443,892)	(15,869,095)
Transfers between subaccounts, net	139,028	(950,521)	9,488,590
Maintenance charges and mortality adjustments	(3,953)	(3,220)	(190,636)
Increase (decrease) in net assets from contract transactions	105,679	(1,278,555)	7,999,497
Total increase (decrease) in net assets	57,661	(1,429,447)	7,625,648
Net assets as of December 31, 2018	$656,865	$451,418	$78,108,112

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy	SEI VP Balanced Strategy
Net assets as of December 31, 2016	$4,473,787	$205,240	$272,674
Investment income (loss):
Dividend distributions	101,302	-	3,737
Investment Expenses:
Mortality and expense risk and administrative charges	(62,805)	(3,636)	(3,614)
Net investment income (loss)	38,497	(3,636)	123
Increase (decrease) in net assets from operations:
Capital gain distributions	103,239	-	-
Realized capital gain (loss) on investments	344,858	(54,634)	1,166
Change in unrealized appreciation (depreciation)	(59,239)	56,675	23,703
Net gain (loss) on investments	388,858	2,041	24,869
Net increase (decrease) in net assets from operations	427,355	(1,595)	24,992
Contract owner transactions:
Variable annuity deposits	148,444	832	-
Terminations, withdrawals and annuity payments	(909,985)	(47,877)	(44,923)
Transfers between subaccounts, net	790,267	129,469	17
Maintenance charges and mortality adjustments	(30,287)	(1,065)	-
Increase (decrease) in net assets from contract transactions	(1,561)	81,359	(44,906)
Total increase (decrease) in net assets	425,794	79,764	(19,914)
Net assets as of December 31, 2017	$4,899,581	$285,004	$252,760
Investment income (loss):
Dividend distributions	52,614	-	5,108
Investment Expenses:
Mortality and expense risk and administrative charges	(46,221)	(3,265)	(3,620)
Net investment income (loss)	6,393	(3,265)	1,488
Increase (decrease) in net assets from operations:
Capital gain distributions	14,287	-	2,863
Realized capital gain (loss) on investments	(39,583)	(6,666)	77
Change in unrealized appreciation (depreciation)	6,069	(24,547)	(25,153)
Net gain (loss) on investments	(19,227)	(31,213)	(22,213)
Net increase (decrease) in net assets from operations	(12,834)	(34,478)	(20,725)
Contract owner transactions:
Variable annuity deposits	45,247	4,832	-
Terminations, withdrawals and annuity payments	(766,061)	(34,449)	-
Transfers between subaccounts, net	(284,683)	(14,612)	-
Maintenance charges and mortality adjustments	(20,450)	(1,321)	-
Increase (decrease) in net assets from contract transactions	(1,025,947)	(45,550)	-
Total increase (decrease) in net assets	(1,038,781)	(80,028)	(20,725)
Net assets as of December 31, 2018	$3,860,800	$204,976	$232,035

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Growth Strategy
Net assets as of December 31, 2016	$102,721	$151,782	$-
Investment income (loss):
Dividend distributions	551	1,916	262
Investment Expenses:
Mortality and expense risk and administrative charges	(315)	(2,213)	(245)
Net investment income (loss)	236	(297)	17
Increase (decrease) in net assets from operations:
Capital gain distributions	152	470	-
Realized capital gain (loss) on investments	917	(3)	14
Change in unrealized appreciation (depreciation)	8	1,219	1,854
Net gain (loss) on investments	1,077	1,686	1,868
Net increase (decrease) in net assets from operations	1,313	1,389	1,885
Contract owner transactions:
Variable annuity deposits	-	-	17,149
Terminations, withdrawals and annuity payments	(70,613)	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(70,613)	-	17,149
Total increase (decrease) in net assets	(69,300)	1,389	19,034
Net assets as of December 31, 2017	$33,421	$153,171	$19,034
Investment income (loss):
Dividend distributions	511	1,856	363
Investment Expenses:
Mortality and expense risk and administrative charges	(316)	(2,220)	(273)
Net investment income (loss)	195	(364)	90
Increase (decrease) in net assets from operations:
Capital gain distributions	473	1,295	142
Realized capital gain (loss) on investments	1	(26)	23
Change in unrealized appreciation (depreciation)	(1,741)	(4,522)	(2,048)
Net gain (loss) on investments	(1,267)	(3,253)	(1,883)
Net increase (decrease) in net assets from operations	(1,072)	(3,617)	(1,793)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	-
Total increase (decrease) in net assets	(1,072)	(3,617)	(1,793)
Net assets as of December 31, 2018	$32,349	$149,554	$17,241

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	SEI VP Market Plus Strategy	SEI VP Moderate Strategy	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2016	$69,185	$31,271	$1,998,292
Investment income (loss):
Dividend distributions	1,067	568	-
Investment Expenses:
Mortality and expense risk and administrative charges	(337)	(469)	(21,003)
Net investment income (loss)	730	99	(21,003)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	91	53,374
Realized capital gain (loss) on investments	5	9	82,247
Change in unrealized appreciation (depreciation)	11,597	1,823	753,302
Net gain (loss) on investments	11,602	1,923	888,923
Net increase (decrease) in net assets from operations	12,332	2,022	867,920
Contract owner transactions:
Variable annuity deposits	-	-	104,244
Terminations, withdrawals and annuity payments	-	-	(206,103)
Transfers between subaccounts, net	-	-	1,770,064
Maintenance charges and mortality adjustments	-	-	(451)
Increase (decrease) in net assets from contract transactions	-	-	1,667,754
Total increase (decrease) in net assets	12,332	2,022	2,535,674
Net assets as of December 31, 2017	$81,517	$33,293	$4,533,966
Investment income (loss):
Dividend distributions	864	588	-
Investment Expenses:
Mortality and expense risk and administrative charges	(278)	(478)	(22,267)
Net investment income (loss)	586	110	(22,267)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,066	83,566
Realized capital gain (loss) on investments	2,782	6	823,458
Change in unrealized appreciation (depreciation)	(8,370)	(2,998)	(855,154)
Net gain (loss) on investments	(5,588)	(1,926)	51,870
Net increase (decrease) in net assets from operations	(5,002)	(1,816)	29,603
Contract owner transactions:
Variable annuity deposits	-	-	398,650
Terminations, withdrawals and annuity payments	(36,491)	-	(276,240)
Transfers between subaccounts, net	-	-	(2,228,358)
Maintenance charges and mortality adjustments	-	-	(754)
Increase (decrease) in net assets from contract transactions	(36,491)	-	(2,106,702)
Total increase (decrease) in net assets	(41,493)	(1,816)	(2,077,099)
Net assets as of December 31, 2018	$40,024	$31,477	$2,456,867

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	T. Rowe Price Growth Stock
Net assets as of December 31, 2016	$7,300,939	$883,554	$4,894,584
Investment income (loss):
Dividend distributions	66,657	13,990	-
Investment Expenses:
Mortality and expense risk and administrative charges	(66,596)	(5,594)	(52,552)
Net investment income (loss)	61	8,396	(52,552)
Increase (decrease) in net assets from operations:
Capital gain distributions	385,128	93,226	778,264
Realized capital gain (loss) on investments	205,785	787	226,215
Change in unrealized appreciation (depreciation)	349,176	28,157	604,892
Net gain (loss) on investments	940,089	122,170	1,609,371
Net increase (decrease) in net assets from operations	940,150	130,566	1,556,819
Contract owner transactions:
Variable annuity deposits	235,548	24,328	188,962
Terminations, withdrawals and annuity payments	(820,073)	(6,421)	(525,591)
Transfers between subaccounts, net	15,399	(44,176)	312,308
Maintenance charges and mortality adjustments	(20,933)	(11)	(17,032)
Increase (decrease) in net assets from contract transactions	(590,059)	(26,280)	(41,353)
Total increase (decrease) in net assets	350,091	104,286	1,515,466
Net assets as of December 31, 2017	$7,651,030	$987,840	$6,410,050
Investment income (loss):
Dividend distributions	142,684	9,921	-
Investment Expenses:
Mortality and expense risk and administrative charges	(70,079)	(4,589)	(60,233)
Net investment income (loss)	72,605	5,332	(60,233)
Increase (decrease) in net assets from operations:
Capital gain distributions	327,924	44,385	493,544
Realized capital gain (loss) on investments	169,994	(9,104)	298,852
Change in unrealized appreciation (depreciation)	(583,330)	(102,814)	(860,814)
Net gain (loss) on investments	(85,412)	(67,533)	(68,418)
Net increase (decrease) in net assets from operations	(12,807)	(62,201)	(128,651)
Contract owner transactions:
Variable annuity deposits	176,015	13,694	145,208
Terminations, withdrawals and annuity payments	(1,089,038)	(64,363)	(747,697)
Transfers between subaccounts, net	265,068	(434,186)	254,618
Maintenance charges and mortality adjustments	(20,594)	(12)	(23,366)
Increase (decrease) in net assets from contract transactions	(668,549)	(484,867)	(371,237)
Total increase (decrease) in net assets	(681,356)	(547,068)	(499,888)
Net assets as of December 31, 2018	$6,969,674	$440,772	$5,910,162

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	T. Rowe Price Retirement 2010
Net assets as of December 31, 2016	$7,281,474	$280,395	$3,214
Investment income (loss):
Dividend distributions	-	3,223	20
Investment Expenses:
Mortality and expense risk and administrative charges	(55,203)	(1,727)	(15)
Net investment income (loss)	(55,203)	1,496	5
Increase (decrease) in net assets from operations:
Capital gain distributions	338,104	-	53
Realized capital gain (loss) on investments	(40,872)	(1,402)	63
Change in unrealized appreciation (depreciation)	1,335,734	670	28
Net gain (loss) on investments	1,632,966	(732)	144
Net increase (decrease) in net assets from operations	1,577,763	764	149
Contract owner transactions:
Variable annuity deposits	222,872	-	-
Terminations, withdrawals and annuity payments	(484,475)	(19,690)	(1,915)
Transfers between subaccounts, net	(402,147)	(38,529)	-
Maintenance charges and mortality adjustments	(22,797)	(24)	(41)
Increase (decrease) in net assets from contract transactions	(686,547)	(58,243)	(1,956)
Total increase (decrease) in net assets	891,216	(57,479)	(1,807)
Net assets as of December 31, 2017	$8,172,690	$222,916	$1,407
Investment income (loss):
Dividend distributions	-	2,702	23
Investment Expenses:
Mortality and expense risk and administrative charges	(63,508)	(1,265)	(14)
Net investment income (loss)	(63,508)	1,437	9
Increase (decrease) in net assets from operations:
Capital gain distributions	471,632	-	75
Realized capital gain (loss) on investments	162,435	(2,937)	2
Change in unrealized appreciation (depreciation)	(699,532)	1,172	(157)
Net gain (loss) on investments	(65,465)	(1,765)	(80)
Net increase (decrease) in net assets from operations	(128,973)	(328)	(71)
Contract owner transactions:
Variable annuity deposits	1,121,788	125	-
Terminations, withdrawals and annuity payments	(911,236)	(51,235)	-
Transfers between subaccounts, net	(859,356)	2,385	-
Maintenance charges and mortality adjustments	(26,079)	(23)	(4)
Increase (decrease) in net assets from contract transactions	(674,883)	(48,748)	(4)
Total increase (decrease) in net assets	(803,856)	(49,076)	(75)
Net assets as of December 31, 2018	$7,368,834	$173,840	$1,332

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	T. Rowe Price Retirement 2015	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025
Net assets as of December 31, 2016	$24,893	$129,296	$54,303
Investment income (loss):
Dividend distributions	310	2,043	1,290
Investment Expenses:
Mortality and expense risk and administrative charges	(193)	(1,310)	(731)
Net investment income (loss)	117	733	559
Increase (decrease) in net assets from operations:
Capital gain distributions	1,112	4,563	2,211
Realized capital gain (loss) on investments	289	116	131
Change in unrealized appreciation (depreciation)	907	13,612	8,603
Net gain (loss) on investments	2,308	18,291	10,945
Net increase (decrease) in net assets from operations	2,425	19,024	11,504
Contract owner transactions:
Variable annuity deposits	-	10,289	4,515
Terminations, withdrawals and annuity payments	(4,924)	-	(357)
Transfers between subaccounts, net	-	-	40,552
Maintenance charges and mortality adjustments	(123)	(534)	(528)
Increase (decrease) in net assets from contract transactions	(5,047)	9,755	44,182
Total increase (decrease) in net assets	(2,622)	28,779	55,686
Net assets as of December 31, 2017	$22,271	$158,075	$109,989
Investment income (loss):
Dividend distributions	349	1,203	988
Investment Expenses:
Mortality and expense risk and administrative charges	(205)	(912)	(734)
Net investment income (loss)	144	291	254
Increase (decrease) in net assets from operations:
Capital gain distributions	1,556	5,377	3,608
Realized capital gain (loss) on investments	326	5,723	3,226
Change in unrealized appreciation (depreciation)	(3,249)	(17,927)	(13,018)
Net gain (loss) on investments	(1,367)	(6,827)	(6,184)
Net increase (decrease) in net assets from operations	(1,223)	(6,536)	(5,930)
Contract owner transactions:
Variable annuity deposits	743	12,944	3,602
Terminations, withdrawals and annuity payments	(304)	(518)	(34,540)
Transfers between subaccounts, net	(33)	(83,889)	(1,822)
Maintenance charges and mortality adjustments	(37)	(410)	(1,396)
Increase (decrease) in net assets from contract transactions	369	(71,873)	(34,156)
Total increase (decrease) in net assets	(854)	(78,409)	(40,086)
Net assets as of December 31, 2018	$21,417	$79,666	$69,903

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040
Net assets as of December 31, 2016	$22,346	$16,349	$33,515
Investment income (loss):
Dividend distributions	395	234	333
Investment Expenses:
Mortality and expense risk and administrative charges	(238)	(182)	(348)
Net investment income (loss)	157	52	(15)
Increase (decrease) in net assets from operations:
Capital gain distributions	862	541	1,043
Realized capital gain (loss) on investments	119	30	34
Change in unrealized appreciation (depreciation)	3,092	2,845	5,745
Net gain (loss) on investments	4,073	3,416	6,822
Net increase (decrease) in net assets from operations	4,230	3,468	6,807
Contract owner transactions:
Variable annuity deposits	13,091	4,091	-
Terminations, withdrawals and annuity payments	(365)	-	-
Transfers between subaccounts, net	(664)	-	77,431
Maintenance charges and mortality adjustments	(112)	(159)	(133)
Increase (decrease) in net assets from contract transactions	11,950	3,932	77,298
Total increase (decrease) in net assets	16,180	7,400	84,105
Net assets as of December 31, 2017	$38,526	$23,749	$117,620
Investment income (loss):
Dividend distributions	1,315	289	1,049
Investment Expenses:
Mortality and expense risk and administrative charges	(788)	(237)	(1,075)
Net investment income (loss)	527	52	(26)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,704	1,674	7,865
Realized capital gain (loss) on investments	25	45	58
Change in unrealized appreciation (depreciation)	(16,253)	(4,138)	(18,062)
Net gain (loss) on investments	(9,524)	(2,419)	(10,139)
Net increase (decrease) in net assets from operations	(8,997)	(2,367)	(10,165)
Contract owner transactions:
Variable annuity deposits	33,506	5,120	1,470
Terminations, withdrawals and annuity payments	-	-	(3)
Transfers between subaccounts, net	41,405	-	(687)
Maintenance charges and mortality adjustments	(247)	(181)	(168)
Increase (decrease) in net assets from contract transactions	74,664	4,939	612
Total increase (decrease) in net assets	65,667	2,572	(9,553)
Net assets as of December 31, 2018	$104,193	$26,321	$108,067

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced
Net assets as of December 31, 2016	$-	$28,384	$171,815
Investment income (loss):
Dividend distributions	-	280	4,161
Investment Expenses:
Mortality and expense risk and administrative charges	-	(284)	(3,815)
Net investment income (loss)	-	(4)	346
Increase (decrease) in net assets from operations:
Capital gain distributions	-	711	9,345
Realized capital gain (loss) on investments	-	23	16,298
Change in unrealized appreciation (depreciation)	-	5,143	7,842
Net gain (loss) on investments	-	5,877	33,485
Net increase (decrease) in net assets from operations	-	5,873	33,831
Contract owner transactions:
Variable annuity deposits	150	-	1,176
Terminations, withdrawals and annuity payments	-	-	(47,784)
Transfers between subaccounts, net	-	-	115,065
Maintenance charges and mortality adjustments	-	(86)	(2,137)
Increase (decrease) in net assets from contract transactions	150	(86)	66,320
Total increase (decrease) in net assets	150	5,787	100,151
Net assets as of December 31, 2017	$150	$34,171	$271,966
Investment income (loss):
Dividend distributions	14	263	1,834
Investment Expenses:
Mortality and expense risk and administrative charges	(7)	(311)	(1,432)
Net investment income (loss)	7	(48)	402
Increase (decrease) in net assets from operations:
Capital gain distributions	106	1,798	6,798
Realized capital gain (loss) on investments	(2)	45	5,305
Change in unrealized appreciation (depreciation)	(276)	(4,839)	(21,506)
Net gain (loss) on investments	(172)	(2,996)	(9,403)
Net increase (decrease) in net assets from operations	(165)	(3,044)	(9,001)
Contract owner transactions:
Variable annuity deposits	1,649	-	20,638
Terminations, withdrawals and annuity payments	-	-	(131,540)
Transfers between subaccounts, net	-	-	(10,097)
Maintenance charges and mortality adjustments	(34)	(90)	(779)
Increase (decrease) in net assets from contract transactions	1,615	(90)	(121,778)
Total increase (decrease) in net assets	1,450	(3,134)	(130,779)
Net assets as of December 31, 2018	$1,600	$31,037	$141,187

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund
Net assets as of December 31, 2016	$3,793,833	$2,145,416	$2,257,959
Investment income (loss):
Dividend distributions	57,780	71,186	-
Investment Expenses:
Mortality and expense risk and administrative charges	(70,178)	(33,386)	(16,410)
Net investment income (loss)	(12,398)	37,800	(16,410)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	7,965
Realized capital gain (loss) on investments	300,989	8,969	9,669
Change in unrealized appreciation (depreciation)	1,430,811	341,695	16,931
Net gain (loss) on investments	1,731,800	350,664	34,565
Net increase (decrease) in net assets from operations	1,719,402	388,464	18,155
Contract owner transactions:
Variable annuity deposits	72,217	26,522	228,748
Terminations, withdrawals and annuity payments	(660,227)	(202,166)	(224,477)
Transfers between subaccounts, net	2,413,866	1,162,828	(277,804)
Maintenance charges and mortality adjustments	(33,047)	(13,004)	(5,138)
Increase (decrease) in net assets from contract transactions	1,792,809	974,180	(278,671)
Total increase (decrease) in net assets	3,512,211	1,362,644	(260,516)
Net assets as of December 31, 2017	$7,306,044	$3,508,060	$1,997,443
Investment income (loss):
Dividend distributions	42,008	82,468	-
Investment Expenses:
Mortality and expense risk and administrative charges	(65,334)	(34,662)	(14,869)
Net investment income (loss)	(23,326)	47,806	(14,869)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	468,784	6,580	(16,843)
Change in unrealized appreciation (depreciation)	(1,295,723)	(570,950)	30,557
Net gain (loss) on investments	(826,939)	(564,370)	13,714
Net increase (decrease) in net assets from operations	(850,265)	(516,564)	(1,155)
Contract owner transactions:
Variable annuity deposits	244,608	31,487	144,952
Terminations, withdrawals and annuity payments	(1,088,300)	(343,961)	(412,316)
Transfers between subaccounts, net	(1,617,871)	(80,312)	519,823
Maintenance charges and mortality adjustments	(28,352)	(12,972)	(4,094)
Increase (decrease) in net assets from contract transactions	(2,489,915)	(405,758)	248,365
Total increase (decrease) in net assets	(3,340,180)	(922,322)	247,210
Net assets as of December 31, 2018	$3,965,864	$2,585,738	$2,244,653

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Templeton Growth VIP Fund	Third Avenue Value	VanEck VIP Global Gold
Net assets as of December 31, 2016	$65,978	$18,165	$803,122
Investment income (loss):
Dividend distributions	567	164	35,895
Investment Expenses:
Mortality and expense risk and administrative charges	(163)	(281)	(3,345)
Net investment income (loss)	404	(117)	32,550
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	2,694	(1)	(52,963)
Change in unrealized appreciation (depreciation)	3,454	2,290	93,579
Net gain (loss) on investments	6,148	2,289	40,616
Net increase (decrease) in net assets from operations	6,552	2,172	73,166
Contract owner transactions:
Variable annuity deposits	-	-	47,927
Terminations, withdrawals and annuity payments	(1,194)	-	(155,241)
Transfers between subaccounts, net	(67,376)	-	(561,087)
Maintenance charges and mortality adjustments	-	-	(190)
Increase (decrease) in net assets from contract transactions	(68,570)	-	(668,591)
Total increase (decrease) in net assets	(62,018)	2,172	(595,425)
Net assets as of December 31, 2017	$3,960	$20,337	$207,697
Investment income (loss):
Dividend distributions	76	368	5,438
Investment Expenses:
Mortality and expense risk and administrative charges	(68)	(288)	(2,485)
Net investment income (loss)	8	80	2,953
Increase (decrease) in net assets from operations:
Capital gain distributions	323	-	-
Realized capital gain (loss) on investments	(390)	4	(659)
Change in unrealized appreciation (depreciation)	(976)	(4,457)	(36,768)
Net gain (loss) on investments	(1,043)	(4,453)	(37,427)
Net increase (decrease) in net assets from operations	(1,035)	(4,373)	(34,474)
Contract owner transactions:
Variable annuity deposits	-	-	7,972
Terminations, withdrawals and annuity payments	(337)	-	(8,238)
Transfers between subaccounts, net	735	-	(16,677)
Maintenance charges and mortality adjustments	-	-	(198)
Increase (decrease) in net assets from contract transactions	398	-	(17,141)
Total increase (decrease) in net assets	(637)	(4,373)	(51,615)
Net assets as of December 31, 2018	$3,323	$15,964	$156,082

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	VanEck VIP Global Hard Assets	Vanguard VIF Balanced	Vanguard VIF Capital Growth
Net assets as of December 31, 2016	$586,007	$18,436	$138,912
Investment income (loss):
Dividend distributions	-	447	2,271
Investment Expenses:
Mortality and expense risk and administrative charges	(3,552)	(1,153)	(4,758)
Net investment income (loss)	(3,552)	(706)	(2,487)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	705	4,991
Realized capital gain (loss) on investments	(25,626)	185	2,258
Change in unrealized appreciation (depreciation)	(57)	7,900	59,398
Net gain (loss) on investments	(25,683)	8,790	66,647
Net increase (decrease) in net assets from operations	(29,235)	8,084	64,160
Contract owner transactions:
Variable annuity deposits	67,486	90,906	59,596
Terminations, withdrawals and annuity payments	(40,444)	(4,142)	(2,760)
Transfers between subaccounts, net	(366,323)	-	91,991
Maintenance charges and mortality adjustments	(156)	-	(89)
Increase (decrease) in net assets from contract transactions	(339,437)	86,764	148,738
Total increase (decrease) in net assets	(368,672)	94,848	212,898
Net assets as of December 31, 2017	$217,335	$113,284	$351,810
Investment income (loss):
Dividend distributions	-	42,633	3,227
Investment Expenses:
Mortality and expense risk and administrative charges	(2,665)	(11,550)	(6,886)
Net investment income (loss)	(2,665)	31,083	(3,659)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	90,013	10,127
Realized capital gain (loss) on investments	(25,699)	(28,470)	7,547
Change in unrealized appreciation (depreciation)	(39,298)	(29,004)	(24,631)
Net gain (loss) on investments	(64,997)	32,539	(6,957)
Net increase (decrease) in net assets from operations	(67,662)	63,622	(10,616)
Contract owner transactions:
Variable annuity deposits	11,299	442,289	12,250
Terminations, withdrawals and annuity payments	(16,444)	(68,414)	(1,110)
Transfers between subaccounts, net	(51,850)	(27,447)	12,555
Maintenance charges and mortality adjustments	(100)	-	(108)
Increase (decrease) in net assets from contract transactions	(57,095)	346,428	23,587
Total increase (decrease) in net assets	(124,757)	410,050	12,971
Net assets as of December 31, 2018	$92,578	$523,334	$364,781

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Value	Vanguard VIF Equity Income
Net assets as of December 31, 2016	$468,332	$126,140	$422,616
Investment income (loss):
Dividend distributions	9,643	5,709	12,280
Investment Expenses:
Mortality and expense risk and administrative charges	(23,146)	(3,659)	(8,899)
Net investment income (loss)	(13,503)	2,050	3,381
Increase (decrease) in net assets from operations:
Capital gain distributions	8,559	19,044	15,460
Realized capital gain (loss) on investments	2,913	(3,015)	2,208
Change in unrealized appreciation (depreciation)	107,068	4,371	71,084
Net gain (loss) on investments	118,540	20,400	88,752
Net increase (decrease) in net assets from operations	105,037	22,450	92,133
Contract owner transactions:
Variable annuity deposits	55,485	3,163	53,878
Terminations, withdrawals and annuity payments	(1,192)	(1,028)	(4,929)
Transfers between subaccounts, net	999,471	96,234	138,449
Maintenance charges and mortality adjustments	-	-	(316)
Increase (decrease) in net assets from contract transactions	1,053,764	98,369	187,082
Total increase (decrease) in net assets	1,158,801	120,819	279,215
Net assets as of December 31, 2017	$1,627,133	$246,959	$701,831
Investment income (loss):
Dividend distributions	32,109	6,636	11,787
Investment Expenses:
Mortality and expense risk and administrative charges	(19,615)	(4,329)	(8,688)
Net investment income (loss)	12,494	2,307	3,099
Increase (decrease) in net assets from operations:
Capital gain distributions	34,910	12,969	31,092
Realized capital gain (loss) on investments	42,324	(871)	33,995
Change in unrealized appreciation (depreciation)	(119,784)	(42,157)	(139,393)
Net gain (loss) on investments	(42,550)	(30,059)	(74,306)
Net increase (decrease) in net assets from operations	(30,056)	(27,752)	(71,207)
Contract owner transactions:
Variable annuity deposits	-	-	15,005
Terminations, withdrawals and annuity payments	(1,054,518)	(14,020)	(45,241)
Transfers between subaccounts, net	(23,677)	22,809	254,045
Maintenance charges and mortality adjustments	-	-	(428)
Increase (decrease) in net assets from contract transactions	(1,078,195)	8,789	223,381
Total increase (decrease) in net assets	(1,108,251)	(18,963)	152,174
Net assets as of December 31, 2018	$518,882	$227,996	$854,005

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF Equity Index	Vanguard VIF Growth	Vanguard VIF High Yield Bond
Net assets as of December 31, 2016	$10,497	$8,203	$350,373
Investment income (loss):
Dividend distributions	288	394	24,719
Investment Expenses:
Mortality and expense risk and administrative charges	(1,149)	(2,121)	(6,772)
Net investment income (loss)	(861)	(1,727)	17,947
Increase (decrease) in net assets from operations:
Capital gain distributions	492	4,662	-
Realized capital gain (loss) on investments	8,327	10,052	6,753
Change in unrealized appreciation (depreciation)	2,724	13,403	2,602
Net gain (loss) on investments	11,543	28,117	9,355
Net increase (decrease) in net assets from operations	10,682	26,390	27,302
Contract owner transactions:
Variable annuity deposits	1,133	1,126	80,500
Terminations, withdrawals and annuity payments	(7,197)	(7,665)	(3,625)
Transfers between subaccounts, net	8,990	60,744	(7,217)
Maintenance charges and mortality adjustments	-	-	(20)
Increase (decrease) in net assets from contract transactions	2,926	54,205	69,638
Total increase (decrease) in net assets	13,608	80,595	96,940
Net assets as of December 31, 2017	$24,105	$88,798	$447,313
Investment income (loss):
Dividend distributions	72,935	296	23,642
Investment Expenses:
Mortality and expense risk and administrative charges	(14,587)	(1,712)	(4,642)
Net investment income (loss)	58,348	(1,416)	19,000
Increase (decrease) in net assets from operations:
Capital gain distributions	70,995	4,577	-
Realized capital gain (loss) on investments	80,628	394	(4,403)
Change in unrealized appreciation (depreciation)	(8,751)	(4,917)	(31,672)
Net gain (loss) on investments	142,872	54	(36,075)
Net increase (decrease) in net assets from operations	201,220	(1,362)	(17,075)
Contract owner transactions:
Variable annuity deposits	-	-	17,472
Terminations, withdrawals and annuity payments	(160,580)	(489)	(87,787)
Transfers between subaccounts, net	(298)	-	93,605
Maintenance charges and mortality adjustments	(25)	-	(18)
Increase (decrease) in net assets from contract transactions	(160,903)	(489)	23,272
Total increase (decrease) in net assets	40,317	(1,851)	6,197
Net assets as of December 31, 2018	$64,422	$86,947	$453,510

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation
Net assets as of December 31, 2016	$3,841	$35,801	$833
Investment income (loss):
Dividend distributions	384	3,848	13,036
Investment Expenses:
Mortality and expense risk and administrative charges	(4,560)	(1,598)	(7,523)
Net investment income (loss)	(4,176)	2,250	5,513
Increase (decrease) in net assets from operations:
Capital gain distributions	235	14,067	14,446
Realized capital gain (loss) on investments	3,856	(6,818)	188
Change in unrealized appreciation (depreciation)	88,225	10,885	57,698
Net gain (loss) on investments	92,316	18,134	72,332
Net increase (decrease) in net assets from operations	88,140	20,384	77,845
Contract owner transactions:
Variable annuity deposits	5,028	32,827	259
Terminations, withdrawals and annuity payments	(792)	(1,746)	-
Transfers between subaccounts, net	462,164	58,365	674,751
Maintenance charges and mortality adjustments	(26)	-	-
Increase (decrease) in net assets from contract transactions	466,374	89,446	675,010
Total increase (decrease) in net assets	554,514	109,830	752,855
Net assets as of December 31, 2017	$558,355	$145,631	$753,688
Investment income (loss):
Dividend distributions	4,095	4,759	14,790
Investment Expenses:
Mortality and expense risk and administrative charges	(9,383)	(3,026)	(8,758)
Net investment income (loss)	(5,288)	1,733	6,032
Increase (decrease) in net assets from operations:
Capital gain distributions	13,704	19,351	24,404
Realized capital gain (loss) on investments	(196,379)	(19,231)	1,247
Change in unrealized appreciation (depreciation)	(265,248)	(41,502)	(76,333)
Net gain (loss) on investments	(447,923)	(41,382)	(50,682)
Net increase (decrease) in net assets from operations	(453,211)	(39,649)	(44,650)
Contract owner transactions:
Variable annuity deposits	2,631	2,987	296
Terminations, withdrawals and annuity payments	(99,109)	(1,412)	(701)
Transfers between subaccounts, net	906,084	131,999	(6,878)
Maintenance charges and mortality adjustments	(352)	(16)	(41)
Increase (decrease) in net assets from contract transactions	809,254	133,558	(7,324)
Total increase (decrease) in net assets	356,043	93,909	(51,974)
Net assets as of December 31, 2018	$914,398	$239,540	$701,714

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF Short Term Investment Grade	Vanguard VIF Small Company Growth	Vanguard VIF Total Bond Market Index
Net assets as of December 31, 2016	$55,105	$24,552	$527,472
Investment income (loss):
Dividend distributions	3,976	1,514	6,204
Investment Expenses:
Mortality and expense risk and administrative charges	(1,333)	(1,692)	(5,192)
Net investment income (loss)	2,643	(178)	1,012
Increase (decrease) in net assets from operations:
Capital gain distributions	343	20,868	835
Realized capital gain (loss) on investments	(2,167)	(10,310)	(9,153)
Change in unrealized appreciation (depreciation)	33	13,793	15,188
Net gain (loss) on investments	(1,791)	24,351	6,870
Net increase (decrease) in net assets from operations	852	24,173	7,882
Contract owner transactions:
Variable annuity deposits	60,213	14,495	283,022
Terminations, withdrawals and annuity payments	(152,934)	(1,968)	(67,322)
Transfers between subaccounts, net	303,105	94,524	247,847
Maintenance charges and mortality adjustments	(127)	-	(96)
Increase (decrease) in net assets from contract transactions	210,257	107,051	463,451
Total increase (decrease) in net assets	211,109	131,224	471,333
Net assets as of December 31, 2017	$266,214	$155,776	$998,805
Investment income (loss):
Dividend distributions	5,916	924	26,931
Investment Expenses:
Mortality and expense risk and administrative charges	(5,997)	(3,178)	(11,341)
Net investment income (loss)	(81)	(2,254)	15,590
Increase (decrease) in net assets from operations:
Capital gain distributions	-	25,018	2,280
Realized capital gain (loss) on investments	(115)	3,015	(8,308)
Change in unrealized appreciation (depreciation)	6,200	(85,244)	(7,500)
Net gain (loss) on investments	6,085	(57,211)	(13,528)
Net increase (decrease) in net assets from operations	6,004	(59,465)	2,062
Contract owner transactions:
Variable annuity deposits	6	-	402,181
Terminations, withdrawals and annuity payments	(12,259)	(9,354)	(107,848)
Transfers between subaccounts, net	707,846	327,444	483,836
Maintenance charges and mortality adjustments	(306)	(111)	(209)
Increase (decrease) in net assets from contract transactions	695,287	317,979	777,960
Total increase (decrease) in net assets	701,291	258,514	780,022
Net assets as of December 31, 2018	$967,505	$414,290	$1,778,827

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Vanguard VIF Total Stock Market Index	Vanguard® VIF Real Estate Index (b)	Victory RS Partners (d)
Net assets as of December 31, 2016	$355,397	$407,492	$635,858
Investment income (loss):
Dividend distributions	7,640	4,223	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7,065)	(2,657)	(5,364)
Net investment income (loss)	575	1,566	(5,364)
Increase (decrease) in net assets from operations:
Capital gain distributions	20,820	7,530	116,419
Realized capital gain (loss) on investments	6,210	(13,571)	6,004
Change in unrealized appreciation (depreciation)	50,515	6,918	(42,282)
Net gain (loss) on investments	77,545	877	80,141
Net increase (decrease) in net assets from operations	78,120	2,443	74,777
Contract owner transactions:
Variable annuity deposits	315,355	30,421	723
Terminations, withdrawals and annuity payments	(129,915)	(81,473)	(49,443)
Transfers between subaccounts, net	(99,748)	(230,508)	(55,950)
Maintenance charges and mortality adjustments	(69)	(4)	(1,784)
Increase (decrease) in net assets from contract transactions	85,623	(281,564)	(106,454)
Total increase (decrease) in net assets	163,743	(279,121)	(31,677)
Net assets as of December 31, 2017	$519,140	$128,371	$604,181
Investment income (loss):
Dividend distributions	7,713	1,906	1,811
Investment Expenses:
Mortality and expense risk and administrative charges	(7,312)	(807)	(5,115)
Net investment income (loss)	401	1,099	(3,304)
Increase (decrease) in net assets from operations:
Capital gain distributions	19,719	2,337	92,411
Realized capital gain (loss) on investments	17,041	(4,803)	(7,112)
Change in unrealized appreciation (depreciation)	(99,492)	(2,896)	(152,433)
Net gain (loss) on investments	(62,732)	(5,362)	(67,134)
Net increase (decrease) in net assets from operations	(62,331)	(4,263)	(70,438)
Contract owner transactions:
Variable annuity deposits	408,171	-	2,693
Terminations, withdrawals and annuity payments	(7,162)	(122)	(63,534)
Transfers between subaccounts, net	(138,110)	(88,038)	(4,108)
Maintenance charges and mortality adjustments	(75)	-	(1,577)
Increase (decrease) in net assets from contract transactions	262,824	(88,160)	(66,526)
Total increase (decrease) in net assets	200,493	(92,423)	(136,964)
Net assets as of December 31, 2018	$719,633	$35,948	$467,217

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Victory RS Science and Technology	Victory RS Value	Virtus Ceredex Mid Cap Value Equity
Net assets as of December 31, 2016	$247,453	$1,743,445	$157,995
Investment income (loss):
Dividend distributions	-	4,160	1,871
Investment Expenses:
Mortality and expense risk and administrative charges	(4,231)	(20,101)	(1,851)
Net investment income (loss)	(4,231)	(15,941)	20
Increase (decrease) in net assets from operations:
Capital gain distributions	96,992	541,774	49,265
Realized capital gain (loss) on investments	25,135	10,776	1,096
Change in unrealized appreciation (depreciation)	43,735	(205,277)	(30,084)
Net gain (loss) on investments	165,862	347,273	20,277
Net increase (decrease) in net assets from operations	161,631	331,332	20,297
Contract owner transactions:
Variable annuity deposits	12,711	78,944	30,575
Terminations, withdrawals and annuity payments	(74,102)	(154,922)	(8,679)
Transfers between subaccounts, net	301,463	717,861	116,976
Maintenance charges and mortality adjustments	(1,421)	(8,652)	(1,201)
Increase (decrease) in net assets from contract transactions	238,651	633,231	137,671
Total increase (decrease) in net assets	400,282	964,563	157,968
Net assets as of December 31, 2017	$647,735	$2,708,008	$315,963
Investment income (loss):
Dividend distributions	-	12,296	2,018
Investment Expenses:
Mortality and expense risk and administrative charges	(8,399)	(22,903)	(2,636)
Net investment income (loss)	(8,399)	(10,607)	(618)
Increase (decrease) in net assets from operations:
Capital gain distributions	131,400	226,680	29,761
Realized capital gain (loss) on investments	12,668	(95,013)	(5,857)
Change in unrealized appreciation (depreciation)	(214,116)	(349,444)	(44,001)
Net gain (loss) on investments	(70,048)	(217,777)	(20,097)
Net increase (decrease) in net assets from operations	(78,447)	(228,384)	(20,715)
Contract owner transactions:
Variable annuity deposits	24,532	100,273	26,604
Terminations, withdrawals and annuity payments	(78,823)	(287,873)	(18,040)
Transfers between subaccounts, net	423,654	(512,218)	(46,574)
Maintenance charges and mortality adjustments	(2,597)	(9,688)	(1,610)
Increase (decrease) in net assets from contract transactions	366,766	(709,506)	(39,620)
Total increase (decrease) in net assets	288,319	(937,890)	(60,335)
Net assets as of December 31, 2018	$936,054	$1,770,118	$255,628

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Virtus Duff & Phelps International Series	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small-Cap Growth Series
Net assets as of December 31, 2016	$403,715	$300,939	$239,091
Investment income (loss):
Dividend distributions	12,399	3,696	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,303)	(2,604)	(2,745)
Net investment income (loss)	10,096	1,092	(2,745)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	24,383	30,702
Realized capital gain (loss) on investments	2,297	(17,331)	7,068
Change in unrealized appreciation (depreciation)	69,801	4,016	95,055
Net gain (loss) on investments	72,098	11,068	132,825
Net increase (decrease) in net assets from operations	82,194	12,160	130,080
Contract owner transactions:
Variable annuity deposits	-	2	7,823
Terminations, withdrawals and annuity payments	(53,663)	(36,722)	(65,136)
Transfers between subaccounts, net	553,454	(35,540)	229,519
Maintenance charges and mortality adjustments	(267)	(20)	(167)
Increase (decrease) in net assets from contract transactions	499,524	(72,280)	172,039
Total increase (decrease) in net assets	581,718	(60,120)	302,119
Net assets as of December 31, 2017	$985,433	$240,819	$541,210
Investment income (loss):
Dividend distributions	33,414	1,864	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,352)	(1,720)	(7,036)
Net investment income (loss)	29,062	144	(7,036)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	8,810	125,257
Realized capital gain (loss) on investments	3,929	(37,568)	89,327
Change in unrealized appreciation (depreciation)	(243,498)	18,498	(199,052)
Net gain (loss) on investments	(239,569)	(10,260)	15,532
Net increase (decrease) in net assets from operations	(210,507)	(10,116)	8,496
Contract owner transactions:
Variable annuity deposits	308	476	158,200
Terminations, withdrawals and annuity payments	(20,599)	(67,680)	(227,779)
Transfers between subaccounts, net	283,047	(62,400)	173,516
Maintenance charges and mortality adjustments	(163)	(16)	(446)
Increase (decrease) in net assets from contract transactions	262,593	(129,620)	103,491
Total increase (decrease) in net assets	52,086	(139,736)	111,987
Net assets as of December 31, 2018	$1,037,519	$101,083	$653,197

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus Rampart Equity Trend Series	Virtus Strategic Allocation Series
Net assets as of December 31, 2016	$201,632	$1,345,981	$9,345
Investment income (loss):
Dividend distributions	48,550	-	197
Investment Expenses:
Mortality and expense risk and administrative charges	(8,243)	(17,850)	(150)
Net investment income (loss)	40,307	(17,850)	47
Increase (decrease) in net assets from operations:
Capital gain distributions	-	29,744	71
Realized capital gain (loss) on investments	927	(32,799)	(29)
Change in unrealized appreciation (depreciation)	(1,967)	237,690	1,523
Net gain (loss) on investments	(1,040)	234,635	1,565
Net increase (decrease) in net assets from operations	39,267	216,785	1,612
Contract owner transactions:
Variable annuity deposits	36,521	7,715	-
Terminations, withdrawals and annuity payments	(39,239)	(75,517)	-
Transfers between subaccounts, net	907,733	(248,519)	-
Maintenance charges and mortality adjustments	-	(596)	-
Increase (decrease) in net assets from contract transactions	905,015	(316,917)	-
Total increase (decrease) in net assets	944,282	(100,132)	1,612
Net assets as of December 31, 2017	$1,145,914	$1,245,849	$10,957
Investment income (loss):
Dividend distributions	42,325	485	964
Investment Expenses:
Mortality and expense risk and administrative charges	(8,872)	(8,281)	(924)
Net investment income (loss)	33,453	(7,796)	40
Increase (decrease) in net assets from operations:
Capital gain distributions	-	353,828	2,684
Realized capital gain (loss) on investments	(727)	(327,656)	(30)
Change in unrealized appreciation (depreciation)	(67,049)	1,901	(8,559)
Net gain (loss) on investments	(67,776)	28,073	(5,905)
Net increase (decrease) in net assets from operations	(34,323)	20,277	(5,865)
Contract owner transactions:
Variable annuity deposits	48,400	66	-
Terminations, withdrawals and annuity payments	(68,297)	(81,869)	(2,190)
Transfers between subaccounts, net	(53,991)	(1,184,068)	59,966
Maintenance charges and mortality adjustments	-	(255)	-
Increase (decrease) in net assets from contract transactions	(73,888)	(1,266,126)	57,776
Total increase (decrease) in net assets	(108,211)	(1,245,849)	51,911
Net assets as of December 31, 2018	$1,037,703	$-	$62,868

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Voya MidCap Opportunities Portfolio	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio
Net assets as of December 31, 2016	$-	$121,223	$33,581
Investment income (loss):
Dividend distributions	-	3,866	2,127
Investment Expenses:
Mortality and expense risk and administrative charges	-	(895)	(538)
Net investment income (loss)	-	2,971	1,589
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	-	392	902
Change in unrealized appreciation (depreciation)	-	7,565	1,259
Net gain (loss) on investments	-	7,957	2,161
Net increase (decrease) in net assets from operations	-	10,928	3,750
Contract owner transactions:
Variable annuity deposits	-	1,850	-
Terminations, withdrawals and annuity payments	-	(6,475)	(10,783)
Transfers between subaccounts, net	-	(15,626)	76,398
Maintenance charges and mortality adjustments	-	(17)	(158)
Increase (decrease) in net assets from contract transactions	-	(20,268)	65,457
Total increase (decrease) in net assets	-	(9,340)	69,207
Net assets as of December 31, 2017	$-	$111,883	$102,788
Investment income (loss):
Dividend distributions	-	4,897	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,062)	(756)	(110)
Net investment income (loss)	(1,062)	4,141	(110)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,088	-	-
Realized capital gain (loss) on investments	(1,924)	601	(3,770)
Change in unrealized appreciation (depreciation)	(1,937)	(14,611)	(3,207)
Net gain (loss) on investments	(2,773)	(14,010)	(6,977)
Net increase (decrease) in net assets from operations	(3,835)	(9,869)	(7,087)
Contract owner transactions:
Variable annuity deposits	2,983	1	-
Terminations, withdrawals and annuity payments	(611)	(1,606)	(547)
Transfers between subaccounts, net	10,755	(9,122)	(95,145)
Maintenance charges and mortality adjustments	-	(1)	(9)
Increase (decrease) in net assets from contract transactions	13,127	(10,728)	(95,701)
Total increase (decrease) in net assets	9,292	(20,597)	(102,788)
Net assets as of December 31, 2018	$9,292	$91,286	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Wells Fargo Growth (d)	Wells Fargo International Equity VT	Wells Fargo Large Cap Core
Net assets as of December 31, 2016	$750,834	$24,260	$977,333
Investment income (loss):
Dividend distributions	-	1,316	8,110
Investment Expenses:
Mortality and expense risk and administrative charges	(7,578)	(200)	(9,841)
Net investment income (loss)	(7,578)	1,116	(1,731)
Increase (decrease) in net assets from operations:
Capital gain distributions	228,339	-	13,354
Realized capital gain (loss) on investments	7,805	(64)	24,031
Change in unrealized appreciation (depreciation)	10,197	7,654	182,760
Net gain (loss) on investments	246,341	7,590	220,145
Net increase (decrease) in net assets from operations	238,763	8,706	218,414
Contract owner transactions:
Variable annuity deposits	5,515	-	41,074
Terminations, withdrawals and annuity payments	(63,793)	(132)	(28,685)
Transfers between subaccounts, net	(8,893)	39,484	220,165
Maintenance charges and mortality adjustments	(2,698)	-	(3,221)
Increase (decrease) in net assets from contract transactions	(69,869)	39,352	229,333
Total increase (decrease) in net assets	168,894	48,058	447,747
Net assets as of December 31, 2017	$919,728	$72,318	$1,425,080
Investment income (loss):
Dividend distributions	-	4,673	14,007
Investment Expenses:
Mortality and expense risk and administrative charges	(8,640)	(238)	(12,867)
Net investment income (loss)	(8,640)	4,435	1,140
Increase (decrease) in net assets from operations:
Capital gain distributions	155,989	9,641	163,536
Realized capital gain (loss) on investments	14,753	1,988	127,674
Change in unrealized appreciation (depreciation)	(149,360)	(23,335)	(433,987)
Net gain (loss) on investments	21,382	(11,706)	(142,777)
Net increase (decrease) in net assets from operations	12,742	(7,271)	(141,637)
Contract owner transactions:
Variable annuity deposits	6,329	-	18,211
Terminations, withdrawals and annuity payments	(164,876)	(29,586)	(258,565)
Transfers between subaccounts, net	(9,537)	-	388,526
Maintenance charges and mortality adjustments	(3,927)	-	(6,596)
Increase (decrease) in net assets from contract transactions	(172,011)	(29,586)	141,576
Total increase (decrease) in net assets	(159,269)	(36,857)	(61)
Net assets as of December 31, 2018	$760,459	$35,461	$1,425,019

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Wells Fargo Omega Growth VT	Wells Fargo Opportunity	Wells Fargo Opportunity VT
Net assets as of December 31, 2016	$44,741	$1,020,518	$1,668,898
Investment income (loss):
Dividend distributions	8	3,794	11,690
Investment Expenses:
Mortality and expense risk and administrative charges	(898)	(11,987)	(25,297)
Net investment income (loss)	(890)	(8,193)	(13,607)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,046	119,557	140,543
Realized capital gain (loss) on investments	(56)	50,996	73,455
Change in unrealized appreciation (depreciation)	15,493	42,426	100,037
Net gain (loss) on investments	17,483	212,979	314,035
Net increase (decrease) in net assets from operations	16,593	204,786	300,428
Contract owner transactions:
Variable annuity deposits	-	37,598	9,705
Terminations, withdrawals and annuity payments	-	(147,690)	(193,886)
Transfers between subaccounts, net	14,074	(132,253)	37,710
Maintenance charges and mortality adjustments	-	(4,107)	(10,551)
Increase (decrease) in net assets from contract transactions	14,074	(246,452)	(157,022)
Total increase (decrease) in net assets	30,667	(41,666)	143,406
Net assets as of December 31, 2017	$75,408	$978,852	$1,812,304
Investment income (loss):
Dividend distributions	-	-	3,109
Investment Expenses:
Mortality and expense risk and administrative charges	(2,754)	(8,595)	(24,186)
Net investment income (loss)	(2,754)	(8,595)	(21,077)
Increase (decrease) in net assets from operations:
Capital gain distributions	20,465	84,293	156,523
Realized capital gain (loss) on investments	122	13,528	46,367
Change in unrealized appreciation (depreciation)	(26,768)	(146,918)	(317,575)
Net gain (loss) on investments	(6,181)	(49,097)	(114,685)
Net increase (decrease) in net assets from operations	(8,935)	(57,692)	(135,762)
Contract owner transactions:
Variable annuity deposits	31,837	23,640	47,372
Terminations, withdrawals and annuity payments	(1,912)	(100,218)	(318,755)
Transfers between subaccounts, net	107,594	(114,501)	38,704
Maintenance charges and mortality adjustments	(177)	(2,831)	(9,211)
Increase (decrease) in net assets from contract transactions	137,342	(193,910)	(241,890)
Total increase (decrease) in net assets	128,407	(251,602)	(377,652)
Net assets as of December 31, 2018	$203,815	$727,250	$1,434,652

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Wells Fargo Small Cap Value	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2016	$6,317,715	$3,549,276
Investment income (loss):
Dividend distributions	-	268,782
Investment Expenses:
Mortality and expense risk and administrative charges	(56,782)	(44,146)
Net investment income (loss)	(56,782)	224,636
Increase (decrease) in net assets from operations:
Capital gain distributions	1,833,151	-
Realized capital gain (loss) on investments	(180,802)	58,409
Change in unrealized appreciation (depreciation)	(836,068)	28,980
Net gain (loss) on investments	816,281	87,389
Net increase (decrease) in net assets from operations	759,499	312,025
Contract owner transactions:
Variable annuity deposits	132,328	11,541
Terminations, withdrawals and annuity payments	(662,507)	(528,163)
Transfers between subaccounts, net	(96,949)	2,198,308
Maintenance charges and mortality adjustments	(16,099)	(23,213)
Increase (decrease) in net assets from contract transactions	(643,227)	1,658,473
Total increase (decrease) in net assets	116,272	1,970,498
Net assets as of December 31, 2017	$6,433,987	$5,519,774
Investment income (loss):
Dividend distributions	-	207,843
Investment Expenses:
Mortality and expense risk and administrative charges	(55,868)	(28,295)
Net investment income (loss)	(55,868)	179,548
Increase (decrease) in net assets from operations:
Capital gain distributions	1,055,673	-
Realized capital gain (loss) on investments	(211,523)	(154,216)
Change in unrealized appreciation (depreciation)	(1,948,392)	(232,852)
Net gain (loss) on investments	(1,104,242)	(387,068)
Net increase (decrease) in net assets from operations	(1,160,110)	(207,520)
Contract owner transactions:
Variable annuity deposits	121,269	67,604
Terminations, withdrawals and annuity payments	(496,867)	(601,024)
Transfers between subaccounts, net	(97,127)	(647,706)
Maintenance charges and mortality adjustments	(14,049)	(16,582)
Increase (decrease) in net assets from contract transactions	(486,774)	(1,197,708)
Total increase (decrease) in net assets	(1,646,884)	(1,405,228)
Net assets as of December 31, 2018	$4,787,103	$4,114,546

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV
Notes to Financial Statements
December 31, 2018

1. Organization and Significant Accounting Policies

Variable Annuity Account XIV (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvanceDesigns, AdvisorDesigns, EliteDesigns, EliteDesigns II and SecureDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
7Twelve Balanced Portfolio	4	7Twelve Advisors, LLC	-
7Twelve Balanced Portfolio	3	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century Diversified Bond	A	American Century Investment Management, Inc.	-
American Century Equity Income	A	American Century Investment Management, Inc.	-
American Century Heritage	A	American Century Investment Management, Inc.	-
American Century International Bond	A	American Century Investment Management, Inc.	-
American Century International Growth	A	American Century Investment Management, Inc.	-
American Century Select	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc.	-
American Century Ultra	A	American Century Investment Management, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Ultra	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
American Funds IS U.S. Government/AAA-Rated Securities	Class 4	Capital Research and Management Company	-
AMG Managers Fairpointe Mid Cap	N	AMG Funds LLC	Fairpointe Capital LLC
Ariel	-	Ariel Investments, LLC	-
Baron Asset	Retail	BAMCO, Inc.	-
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend	A	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation	A	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Limited
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock International Dividend	A	BlackRock Advisors LLC	BlackRock International Limited
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	-
Calamos Growth	A	Calamos Advisors LLC	-
Calamos Growth and Income	A	Calamos Advisors LLC	-
Calamos High Income Opportunities	A	Calamos Advisors LLC	-
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Aggressive Growth	II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Dreyfus Appreciation	-	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus IP MidCap Stock	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Opportunistic Midcap Value	A	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus Strategic Value	A	The Dreyfus Corporation	-
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
DWS Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS CROCI® U.S. VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS International Growth	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Federated Bond	A	Federated Investment Management Company	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity Advisor Dividend Growth	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor International Capital Appreciation	Class M	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity Advisor Leveraged Company Stock	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor New Insights	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor Real Estate	Class M	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor Stock Selector Mid Cap	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor Value Strategies	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Limited Fidelity Management & Research (Japan) Limited Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Equity-Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
Fidelity Inv Money Mgmt Inc
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

FormulaFolios US Equity Portfolio	1	FormulaFolio Investments, LLC	-
Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Founding Funds Allocation VIP Fund	Class 4	Franklin Templeton Services, LLC	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim Alpha Opportunity	A	Guggenheim Investments	-
Guggenheim Floating Rate Strategies	A	Guggenheim Investments	-
Guggenheim High Yield	A	Guggenheim Investments	-
Guggenheim Large Cap Value	A	Guggenheim Investments	-
Guggenheim Long Short Equity	P	Guggenheim Investments	-
Guggenheim Macro Opportunities	A	Guggenheim Investments	-
Guggenheim Managed Futures Strategy	P	Guggenheim Investments	-
Guggenheim Mid Cap Value	A	Guggenheim Investments	-
Guggenheim Multi-Hedge Strategies	P	Guggenheim Investments	-
Guggenheim Small Cap Value	A	Guggenheim Investments	-
Guggenheim StylePlus Large Core	A	Guggenheim Investments	-
Guggenheim StylePlus Mid Growth	A	Guggenheim Investments	-
Guggenheim Total Return Bond	A	Guggenheim Investments	-
Guggenheim US Investment Grade Bond	A	Guggenheim Investments	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Alpha Opportunity	-	Guggenheim Investments	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Guggenheim World Equity Income	A	Guggenheim Investments	-
Invesco American Franchise	A	Invesco Advisers, Inc.	-
Invesco Comstock	A	Invesco Advisers, Inc.	-
Invesco Energy	A	Invesco Advisers, Inc.	Invesco Canada Ltd.
Invesco Equity and Income	A	Invesco Advisers, Inc.	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco Gold & Precious Metals	A	Invesco Advisers, Inc.	Invesco Canada Ltd.
Invesco Mid Cap Core Equity	A	Invesco Advisers, Inc.	-
Invesco Mid Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Small Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Technology	A	Invesco Advisers, Inc.	-
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc.	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc.	-
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc.	-
Invesco Value Opportunities	A	Invesco Advisers, Inc.	-
Ivy Asset Strategy	A	Ivy Investment Management Co	-
Ivy VIP Asset Strategy	-	Ivy Investment Management Co	-
Ivy VIP Balanced	-	Ivy Investment Management Co	-
Ivy VIP Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Energy	-	Ivy Investment Management Co	-
Ivy VIP Global Bond	-	Ivy Investment Management Co	-
Ivy VIP Global Equity Income	-	Ivy Investment Management Co	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Ivy VIP Global Growth	-	Ivy Investment Management Co	-
Ivy VIP Growth	-	Ivy Investment Management Co	-
Ivy VIP High Income	-	Ivy Investment Management Co	-
Ivy VIP International Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Limited-Term Bond	-	Ivy Investment Management Co	-
Ivy VIP Mid Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Natural Resources	-	Ivy Investment Management Co	-
Ivy VIP Science and Technology	-	Ivy Investment Management Co	-
Ivy VIP Securian Real Estate Securities	-	Ivy Investment Management Co	Advantus Capital Management Co
Ivy VIP Small Cap Core	-	Ivy Investment Management Co	-
Ivy VIP Small Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Value	-	Ivy Investment Management Co	-
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	Perkins Investment Management LLC
Janus Henderson Overseas	S	Janus Capital Management LLC	-
Janus Henderson U.S. Managed Volatility	S	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	-
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Neuberger Berman AMT Guardian	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Large Cap Value	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Sustainable Equity	Trust	Neuberger Berman Investment Advisers LLC	-
Northern Global Tactical Asset Allocation	A	Northern Trust Investments, Inc.	-
Northern Large Cap Core	-	Northern Trust Investments, Inc.	-
Northern Large Cap Value	-	Northern Trust Investments, Inc.	-
Oak Ridge Small Cap Growth	A	Oak Ridge Investments, LLC	-
Oppenheimer Developing Markets	A	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Discovery	A	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global	A	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Total Return Bond Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
PGIM Jennison 20/20 Focus	A	Prudential Investments LLC	Jennison Associates, LLC
PGIM Jennison Mid-Cap Growth	A	Prudential Investments LLC	Jennison Associates, LLC
PGIM Jennison Natural Resources	A	Prudential Investments LLC	Jennison Associates, LLC
PGIM Jennison Small Company	A	Prudential Investments LLC	Jennison Associates, LLC
PGIM QMA Small-Cap Value	A	Prudential Investments LLC	Quantitative Management Associates LLC
PIMCO All Asset	R	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company LLC	-
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company LLC	-
PIMCO High Yield	A	Pacific Investment Management Company LLC	-
PIMCO International Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company LLC	-
PIMCO Low Duration	R	Pacific Investment Management Company LLC	-
PIMCO Real Return	R	Pacific Investment Management Company LLC	-
PIMCO StocksPLUS Small Fund	A	Pacific Investment Management Company LLC	-
PIMCO Total Return	R	Pacific Investment Management Company LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Amundi Pioneer Asset Management, Inc.	-
Pioneer Equity Income VCT	II	Amundi Pioneer Asset Management, Inc.	-
Pioneer High Yield VCT	II	Amundi Pioneer Asset Management, Inc.	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income	A	Amundi Pioneer Asset Management, Inc.	-
Pioneer Strategic Income VCT	II	Amundi Pioneer Asset Management, Inc.	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Limited
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rational Dynamic Momentum VA	A	Rational Advisors, Inc	-
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Royce Micro-Cap	Investment	Royce & Associates, LP	-
Royce Opportunity	Service	Royce & Associates, LP	-
Royce Small-Cap Value	Service	Royce & Associates, LP	-
Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF High Yield Strategy	-	Guggenheim Investments	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-
Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	-
Third Avenue Value	-	Third Avenue Management LLC	-
TOPS Aggressive Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Balanced ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Conservative ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Balanced ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Moderate Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Moderate Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Gold - Class S	S	Van Eck Associates Corporation	-
Vanguard VIF Balanced	-	Wellington Management Company LLP	-
Vanguard VIF Capital Growth	-	PRIMECAP Management Company	-

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Vanguard VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard VIF Diversified Value	-	Barrow Hanley Mewhinney & Strauss LLC	-
Vanguard VIF Equity Income	-	Vanguard Group Inc Wellington Management Company LLP	-
Vanguard VIF Equity Index	-	Vanguard Group Inc	-
Vanguard VIF Growth	-	Wellington Management Company LLP Jackson Square Partners, LLC William Blair Investment Management, LLC	-
Vanguard VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard VIF International	-	Baillie Gifford Overseas Limited Schroder Investment Management North America Inc.	-
Vanguard VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard VIF Small Company Growth	-	Granahan Investment Management Inc Arrowpoint Asset Management, LLC Vanguard Group Inc	-
Vanguard VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard VIF Total Stock Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Real Estate Index	-	Vanguard Group Inc	-
Victory RS Partners	A	Victory Capital Management Inc.	-
Victory RS Science and Technology	A	Victory Capital Management Inc.	-
Victory RS Value	A	Victory Capital Management Inc.	-
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Ceredex Value Advisors LLC
Virtus Duff & Phelps International Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Rampart Equity Trend Series	A	Virtus Investment Advisors (VIA)	Rampart Investment Management Company LLC
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
VY Clarion Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Wells Fargo Growth	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Large Cap Core	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Small Cap Value	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Certain underlying mutual funds are managed by Security Investors, LLC, doing business as Guggenheim Investments, or Guggenheim Partners Investment Management, LLC, related parties to Security Benefit Corporation.  Such funds pay annual investment advisory fees directly to Security Investors, LLC and Guggenheim Partners Investment Management, LLC. of up to 1.17% of average net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Four-hundred-forty-five subaccounts are currently offered by the Account, the following had no activity as indicated:
Subaccount	2018	2017

7Twelve Balanced Portfolio - 4	X
DWS CROCI® U.S. VIP	X	X
Goldman Sachs VIT Large Cap Value	X	X
Invesco V.I. American Franchise - Series II		X
Ivy VIP Limited-Term Bond	X
Ivy VIP Natural Resources		X
Lord Abbett Series Fundamental Equity VC	X	X
Lord Abbett Series Growth and Income VC	X	X
Lord Abbett Series Growth Opportunities VC		X
MFS VIT II MA Investors Growth Stock	X	X
MFS VIT Investors Trust	X	X
PIMCO VIT Global Multi-Asset Managed Allocation	X	X
Putnam VT Growth Opportunities		X
T. Rowe Price Retirement 2045	X	X
TOPS Aggressive Growth ETF	X	X
TOPS Balanced ETF	X	X
TOPS Conservative ETF	X	X
TOPS Growth ETF	X	X
TOPS Managed Risk Balanced ETF	X	X
TOPS Managed Risk Growth ETF	X	X
TOPS Managed Risk Moderate Growth ETF	X	X
TOPS Moderate Growth ETF	X	X
Voya MidCap Opportunities Portfolio		X

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

August 18, 2017	Rational Dynamic Momentum VA
August 18, 2017	TOPS Aggressive Growth ETF
August 18, 2017	TOPS Balanced ETF
August 18, 2017	TOPS Conservative ETF
August 18, 2017	TOPS Growth ETF
August 18, 2017	TOPS Managed Risk Balanced ETF
August 18, 2017	TOPS Managed Risk Growth ETF
August 18, 2017	TOPS Managed Risk Moderate Growth ETF
August 18, 2017	TOPS Moderate Growth ETF
June 23, 2017	Janus Henderson U.S. Managed Volatility
April 29, 2016	Invesco V.I. Government Money Market
November 20, 2015	FormulaFolios US Equity Portfolio
November 20, 2015	Redwood Managed Volatility
November 20, 2015	Rydex VIF High Yield Strategy
November 20, 2015	Vanguard VIF Balanced
November 20, 2015	Vanguard VIF Capital Growth
November 20, 2015	Vanguard VIF Conservative Allocation
November 20, 2015	Vanguard VIF Diversified Value
November 20, 2015	Vanguard VIF Equity Income

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

November 20, 2015	Vanguard VIF Equity Index
November 20, 2015	Vanguard VIF Growth
November 20, 2015	Vanguard VIF High Yield Bond
November 20, 2015	Vanguard VIF International
November 20, 2015	Vanguard VIF Mid-Cap Index
November 20, 2015	Vanguard VIF Moderate Allocation
November 20, 2015	Vanguard VIF Short Term Investment Grade
November 20, 2015	Vanguard VIF Small Company Growth
November 20, 2015	Vanguard VIF Total Bond Market Index
November 20, 2015	Vanguard VIF Total Stock Market Index
November 20, 2015	Vanguard® VIF Real Estate Index
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	AB VPS Small/Mid Cap Value
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	BlackRock Equity Dividend V.I.
May 1, 2014	BlackRock Global Allocation V.I.
May 1, 2014	BlackRock High Yield V.I.
May 1, 2014	Dreyfus IP MidCap Stock
May 1, 2014	Dreyfus IP Small Cap Stock Index
May 1, 2014	Dreyfus VIF Appreciation
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Fidelity VIP Equity-Income
May 1, 2014	Fidelity VIP Growth & Income
May 1, 2014	Fidelity VIP Growth Opportunities
May 1, 2014	Fidelity VIP High Income
May 1, 2014	Fidelity VIP Overseas
May 1, 2014	Franklin Strategic Income VIP Fund
May 1, 2014	Guggenheim VIF Floating Rate Strategies
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy VIP Asset Strategy
May 1, 2014	Ivy VIP Natural Resources
May 1, 2014	JPMorgan Insurance Trust Core Bond Portfolio
May 1, 2014	Lord Abbett Series Bond-Debenture VC
May 1, 2014	Lord Abbett Series Developing Growth VC
May 1, 2014	MFS VIT Global Tactical Allocation
May 1, 2014	MFS VIT International Value
May 1, 2014	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Balanced ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Conservative ETF Asset Allocation Portfolio

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2014	Morningstar Growth ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Income and Growth ETF Asset Allocation Portfolio
May 1, 2014	Oppenheimer Global Fund/VA
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	PIMCO VIT Total Return - Advisor Class
May 1, 2014	Putnam VT Small Cap Value
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy
May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	T. Rowe Price Health Sciences
May 1, 2014	Templeton Developing Markets VIP Fund
May 1, 2014	Templeton Global Bond VIP Fund
May 1, 2014	Virtus KAR Small-Cap Growth Series

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

January 26, 2018	Vanguard® VIF Real Estate Index	Vanguard VIF REIT Index
April 23, 2018	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Strategic International Equity
April 30, 2018	Invesco V.I. Health Care	Invesco V.I. Global Health Care
April 30, 2018	Invesco V.I. Health Care	Invesco V.I. Global Health Care
April 30, 2018	Ivy VIP Global Equity Income	Ivy VIP Dividend Opportunities
April 30, 2018	Ivy VIP Securian Real Estate Securities	Ivy VIP Advantus Real Estate Securities
April 30, 2018	Putnam VT Multi-Asset Absolute Return	Putnam VT Absolute Return 500
May 1, 2018	Neuberger Berman AMT Sustainable Equity	Neuberger Berman AMT Socially Responsive
May 1, 2018	Neuberger Berman Sustainable Equity	Neuberger Berman Socially Responsive
June 11, 2018	PGIM Jennison 20/20 Focus	Prudential Jennison 20/20 Focus
June 11, 2018	PGIM Jennison Mid-Cap Growth	Prudential Jennison Mid Cap Growth
June 11, 2018	PGIM Jennison Natural Resources	Prudential Jennison Natural Resources
June 11, 2018	PGIM Jennison Small Company	Prudential Jennison Small Company
June 11, 2018	PGIM QMA Small-Cap Value	Prudential QMA Small-Cap Value
July 2, 2018	DWS Capital Growth VIP	Deutsche Capital Growth VIP
July 2, 2018	DWS Core Equity VIP	Deutsche Core Equity VIP
July 2, 2018	DWS CROCI® U.S. VIP	Deutsche CROCI U.S. VIP
July 2, 2018	DWS Global Small Cap VIP	Deutsche Global Small Cap VIP
July 2, 2018	DWS Government & Agency Securities VIP	Deutsche Government & Agency Securities VIP
July 2, 2018	DWS High Income VIP	Deutsche High Income VIP
July 2, 2018	DWS International Growth	Deutsche International Growth VIP
July 2, 2018	DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP
July 2, 2018	Putnam VT Multi-Cap Core	Putnam VT Investors

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

July 30, 2018	PIMCO International Bond (U.S. Dollar-Hedged)	PIMCO Foreign Bond (U.S. Dollar-Hedged)
July 30, 2018	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Bond (Unhedged)
July 30, 2018	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
July 30, 2018	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Foreign Bond (Unhedged)
September 17, 2018	Putnam VT Small Cap Growth	Putnam VT Capital Opportunities

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

June 28, 2018	Virtus Rampart Equity Trend Series	Rydex VIF U.S. Government Money Market	$ -
June 29, 2018	BlackRock Global Opportunities V.I.	Rydex VIF U.S. Government Money Market	$ 21,598
June 29, 2018	Rational Dynamic Momentum VA	Rydex VIF U.S. Government Money Market	$ 566

The following subaccounts are closed to new investments:
Subaccount

American Century VP Mid Cap Value
BlackRock Global Opportunities V.I.
Fidelity Advisor International Capital Appreciation
Guggenheim VIF Alpha Opportunity
Invesco Small Cap Growth
PGIM QMA Small-Cap Value
PIMCO VIT Low Duration Administrative
PIMCO VIT Real Return Administrative
Victory RS Partners
Wells Fargo Growth

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2018, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

7Twelve Balanced Portfolio 3	$ 73,587	$ 70,741
AB VPS Dynamic Asset Allocation	541,818	393,886
AB VPS Global Thematic Growth	-	43,515
AB VPS Growth and Income	638,527	698,579
AB VPS Small/Mid Cap Value	800,837	462,873
Alger Capital Appreciation	132,727	679,511
Alger Large Cap Growth	62,473	112,771
ALPS/Alerian Energy Infrastructure	56,086	135,843
American Century Diversified Bond	80,480	122,168
American Century Equity Income	1,220,224	2,504,415
American Century Heritage	598,328	573,504
American Century International Bond	54	361
American Century International Growth	1,340,412	1,211,720
American Century Select	379,957	604,067
American Century Strategic Allocation: Aggressive	162,608	78,421
American Century Strategic Allocation: Conservative	229,756	165,741
American Century Strategic Allocation: Moderate	925,342	911,306
American Century Ultra	312,939	176,221
American Century VP Income & Growth	416,638	303,434
American Century VP Inflation Protection	37,344	7,079
American Century VP International	8,194	2,060
American Century VP Mid Cap Value (d)	1,081,330	1,959,337
American Century VP Ultra	6,016,797	6,351,980
American Century VP Value	5,607,691	13,407,505
American Funds IS Asset Allocation	4,071,061	4,153,610
American Funds IS Blue Chip Income and Growth	4,157,773	4,388,302
American Funds IS Global Bond	2,952,368	929,888
American Funds IS Global Growth	3,391,965	3,278,391
American Funds IS Global Growth and Income	1,440,554	1,336,124
American Funds IS Global Small Capitalization	13,193	1,989
American Funds IS Growth	635,645	2,008,651
American Funds IS Growth-Income	5,999,195	6,764,173
American Funds IS International	2,565,721	2,490,015
American Funds IS International Growth and Income	37,930	2,969,009
American Funds IS Mortgage	234	852
American Funds IS New World	1,873,085	3,637,094
American Funds IS U.S. Government/AAA-Rated Securities	214,322	266,856
AMG Managers Fairpointe Mid Cap	332,345	689,774

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Ariel	$ 878,746	$ 1,351,127
Baron Asset	137,700	227,364
BlackRock Advantage Large Cap Core V.I.	19,607	26,090
BlackRock Advantage Small Cap Growth	42,024	34,919
BlackRock Basic Value V.I.	21,129	1,528
BlackRock Capital Appreciation V.I.	118,790	7,299
BlackRock Equity Dividend	177,829	159,815
BlackRock Equity Dividend V.I.	4,003,143	1,309,025
BlackRock Global Allocation	19,310	43,259
BlackRock Global Allocation V.I.	929,845	567,931
BlackRock Global Opportunities V.I. (d)	-	21,712
BlackRock High Yield V.I.	42,032,958	43,326,770
BlackRock International Dividend	88,164	161,347
BlackRock Large Cap Focus Growth V.I.	483,626	430,450
Calamos Growth	1,327,490	1,383,757
Calamos Growth and Income	696,959	1,093,502
Calamos High Income Opportunities	158,620	162,217
ClearBridge Small Cap Growth	1,882	5,068
ClearBridge Variable Aggressive Growth	6,506,879	7,454,144
ClearBridge Variable Small Cap Growth	7,406,924	11,195,856
Dimensional VA Global Bond Portfolio	163,718	160,302
Dimensional VA International Small Portfolio	105,430	357,318
Dimensional VA International Value Portfolio	106,695	268,657
Dimensional VA Short-Term Fixed Portfolio	1,247,056	239,319
Dimensional VA U.S. Large Value Portfolio	844,783	439,526
Dimensional VA U.S. Targeted Value Portfolio	185,104	193,828
Dreyfus Appreciation	1,232,234	1,739,769
Dreyfus IP MidCap Stock	1,065,263	975,303
Dreyfus IP Small Cap Stock Index	2,847,169	2,553,994
Dreyfus IP Technology Growth	5,242,933	5,599,922
Dreyfus Opportunistic Midcap Value	697,417	592,718
Dreyfus Stock Index	36,274	207,649
Dreyfus Strategic Value	779,735	712,448
Dreyfus VIF Appreciation	229,887	86,583
Dreyfus VIF International Value	4,785,140	5,906,647
DWS Capital Growth VIP (b)	11,795	9,058
DWS Core Equity VIP (b)	61,597	61,941
DWS Global Small Cap VIP (b)	5,445	1,274
DWS Government & Agency Securities VIP (b)	203	8,665
DWS High Income VIP (b)	57,666	50,770
DWS International Growth (b)	26,995	8,474
DWS Small Mid Cap Value VIP (b)	33,959	57,362
Eaton Vance VT Floating-Rate Income	4,141,693	11,428,189
Federated Bond	2,683,914	1,486,179
Federated Fund for U.S. Government Securities II	2,136,768	1,778,912

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Federated High Income Bond II	$ 1,959,905	$ 6,910,684
Fidelity Advisor Dividend Growth	472,028	951,950
Fidelity Advisor International Capital Appreciation (d)	2,065	39,475
Fidelity Advisor Leveraged Company Stock	11,461	25,728
Fidelity Advisor New Insights	1,040,443	580,584
Fidelity Advisor Real Estate	353,455	516,067
Fidelity Advisor Stock Selector Mid Cap	320,524	177,543
Fidelity Advisor Value Strategies	263,769	322,616
Fidelity VIP Balanced	119,326	97,079
Fidelity VIP Contrafund	3,675,747	6,412,581
Fidelity VIP Disciplined Small Cap	30,323	1,078
Fidelity VIP Emerging Markets	291,245	210,735
Fidelity VIP Equity-Income	1,962,882	2,321,791
Fidelity VIP Growth & Income	2,352,911	2,181,494
Fidelity VIP Growth Opportunities	12,228,947	10,010,264
Fidelity VIP High Income	17,654,364	18,450,998
Fidelity VIP Index 500	5,227,938	12,789,412
Fidelity VIP Investment Grade Bond	1,773,284	2,285,362
Fidelity VIP Mid Cap	317,352	257,541
Fidelity VIP Overseas	1,219,052	1,404,206
Fidelity VIP Real Estate	53,467	158,521
Fidelity VIP Strategic Income	187,989	318,958
FormulaFolios US Equity Portfolio	167,568	60,698
Franklin Flex Cap Growth VIP Fund	277,421	7,245
Franklin Founding Funds Allocation VIP Fund	573,955	1,531,778
Franklin Growth and Income VIP Fund	1,642	147
Franklin Income VIP Fund	6,031,032	7,533,068
Franklin Large Cap Growth VIP Fund	11,963	1,600
Franklin Mutual Global Discovery VIP Fund	1,025,076	3,438,437
Franklin Mutual Shares VIP Fund	2,181	2,408
Franklin Rising Dividends VIP Fund	269,572	211,574
Franklin Small Cap Value VIP Fund	4,663,446	7,907,547
Franklin Small-Mid Cap Growth VIP Fund	1,789,946	1,267,246
Franklin Strategic Income VIP Fund	1,017,453	1,236,395
Franklin U.S. Government Securities VIP Fund	195,223	165,524
Goldman Sachs Emerging Markets Equity	352,248	1,203,542
Goldman Sachs Government Income	363,048	1,346,061
Goldman Sachs VIT Growth Opportunities	134,854	10,040
Goldman Sachs VIT High Quality Floating Rate	7,989	97,032
Goldman Sachs VIT International Equity Insights (b)	11,242	7,039
Goldman Sachs VIT Mid Cap Value	166,382	71,252
Goldman Sachs VIT Small Cap Equity Insights	793,505	161,655
Goldman Sachs VIT Strategic Growth	73,857	1,390
Guggenheim Alpha Opportunity	2,124	7,613
Guggenheim Floating Rate Strategies	418,201	695,756

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Guggenheim High Yield	$ 1,202,405	$ 1,572,259
Guggenheim Large Cap Value	1,354,805	1,163,742
Guggenheim Long Short Equity	18,510	50,885
Guggenheim Macro Opportunities	4,167	3,957
Guggenheim Managed Futures Strategy	43	879
Guggenheim Mid Cap Value	2,592,343	2,401,271
Guggenheim Multi-Hedge Strategies	4,927	9,148
Guggenheim Small Cap Value	54,971	105,810
Guggenheim StylePlus Large Core	403,868	469,351
Guggenheim StylePlus Mid Growth	710,290	299,971
Guggenheim Total Return Bond	272,622	85,198
Guggenheim US Investment Grade Bond	1,472,486	1,381,128
Guggenheim VIF All Cap Value	8,616,778	9,080,043
Guggenheim VIF Alpha Opportunity (d)	629,638	816,656
Guggenheim VIF Floating Rate Strategies	6,205,561	3,904,656
Guggenheim VIF Global Managed Futures Strategy	244,823	509,012
Guggenheim VIF High Yield	6,094,681	12,842,961
Guggenheim VIF Large Cap Value	6,664,395	9,090,590
Guggenheim VIF Long Short Equity	6,506,583	7,353,160
Guggenheim VIF Managed Asset Allocation	1,289,778	1,797,298
Guggenheim VIF Mid Cap Value	8,987,686	11,338,262
Guggenheim VIF Multi-Hedge Strategies	3,604,685	1,668,962
Guggenheim VIF Small Cap Value	6,674,332	9,681,786
Guggenheim VIF StylePlus Large Core	4,258,495	6,553,778
Guggenheim VIF StylePlus Large Growth	3,207,466	3,396,275
Guggenheim VIF StylePlus Mid Growth	2,987,541	3,833,795
Guggenheim VIF StylePlus Small Growth	1,342,690	2,454,917
Guggenheim VIF Total Return Bond	7,504,405	12,108,624
Guggenheim VIF World Equity Income	1,799,265	4,334,517
Guggenheim World Equity Income	489,296	1,624,769
Invesco American Franchise	194,301	266,403
Invesco Comstock	1,645,195	2,362,343
Invesco Energy	6,923	22,084
Invesco Equity and Income	1,081,280	1,514,351
Invesco Gold & Precious Metals	46,261	2,945
Invesco Mid Cap Core Equity	215,773	841,147
Invesco Mid Cap Growth	200,236	117,924
Invesco Small Cap Growth (d)	217,524	427,723
Invesco Technology	257,449	195,152
Invesco V.I. American Franchise Series I	255,518	507,455
Invesco V.I. American Franchise Series II	11,724	16
Invesco V.I. American Value	136,694	524,461
Invesco V.I. Balanced-Risk Allocation	2,154	20,848
Invesco V.I. Comstock	6,930,647	13,698,464
Invesco V.I. Core Equity	875	47
Invesco V.I. Equity and Income	1,163,852	4,614,632

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Invesco V.I. Global Core Equity	$ 100	$ 180
Invesco V.I. Global Real Estate Series I	5,189,715	6,427,830
Invesco V.I. Global Real Estate Series II	30,031	25,348
Invesco V.I. Government Money Market	44,525,910	31,403,069
Invesco V.I. Government Securities	3,189,934	8,272,543
Invesco V.I. Growth and Income	295,192	673,103
Invesco V.I. Health Care Series I (b)	4,471,801	2,092,584
Invesco V.I. Health Care Series II (b)	164,648	17,375
Invesco V.I. High Yield	1,852,059	3,006,901
Invesco V.I. International Growth	6,955,272	19,219,003
Invesco V.I. Managed Volatility	58,037	5,954
Invesco V.I. Mid Cap Core Equity	1,680,359	2,484,628
Invesco V.I. Mid Cap Growth	3,226,474	2,693,090
Invesco V.I. S&P 500 Index	105,957	669,132
Invesco V.I. Small Cap Equity	1,311	29,308
Invesco V.I. Value Opportunities	1,075,587	1,258,432
Invesco Value Opportunities	327,432	268,573
Ivy Asset Strategy	84,090	84,493
Ivy VIP Asset Strategy	249,825	92,841
Ivy VIP Balanced	2,073	303
Ivy VIP Core Equity	10,289	524
Ivy VIP Energy	156,743	77,560
Ivy VIP Global Bond	38,054	30,464
Ivy VIP Global Equity Income (b)	2,855	139
Ivy VIP Global Growth	239,822	268
Ivy VIP Growth	32,134	120,610
Ivy VIP High Income	2,597,982	2,558,935
Ivy VIP International Core Equity	77,316	85,074
Ivy VIP Mid Cap Growth	141,885	191,500
Ivy VIP Natural Resources	21,975	19,963
Ivy VIP Science and Technology	240,276	98,818
Ivy VIP Securian Real Estate Securities (b)	7,994	50,398
Ivy VIP Small Cap Core	354,571	279,187
Ivy VIP Small Cap Growth	134,616	72,954
Ivy VIP Value	31,847	30,751
Janus Henderson Mid Cap Value	41,214	116,675
Janus Henderson Overseas	532,953	452,120
Janus Henderson U.S. Managed Volatility	112,418	185,079
Janus Henderson VIT Enterprise	5,135,647	11,677,080
Janus Henderson VIT Forty	285,516	16,690
Janus Henderson VIT Mid Cap Value	3,780	34,595
Janus Henderson VIT Overseas	1,313	16,976
Janus Henderson VIT Research	4,349,184	7,000,625
JPMorgan Insurance Trust Core Bond Portfolio	1,953,217	2,422,521
JPMorgan Insurance Trust Small Cap Core Portfolio	268,588	268,905
JPMorgan Insurance Trust US Equity Portfolio	26,034	2,168

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Lord Abbett Series Bond-Debenture VC	$ 2,635,863	$ 1,421,386
Lord Abbett Series Calibrated Dividend Growth VC	324,780	622,112
Lord Abbett Series Classic Stock VC	-	19,975
Lord Abbett Series Developing Growth VC	2,894,860	1,237,888
Lord Abbett Series Growth Opportunities VC	231,993	230,795
Lord Abbett Series Mid Cap Stock VC	8,524	963
Lord Abbett Series Total Return VC	4,977	19,544
MFS VIT Emerging Markets Equity	525,798	446,829
MFS VIT Global Tactical Allocation	460	1,107
MFS VIT High Yield	709	72
MFS VIT II Research International	1,971,970	3,206,679
MFS VIT International Value	217,426	271,511
MFS VIT New Discovery	33,409	37,878
MFS VIT Research	30,847	608
MFS VIT Total Return	1,761,079	3,459,743
MFS VIT Total Return Bond	3,477	47,210
MFS VIT Utilities	4,411,388	6,533,777
Morgan Stanley VIF Emerging Markets Debt	24,067	26,331
Morgan Stanley VIF Emerging Markets Equity	6,488,217	5,430,585
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	552,391	102,404
Morningstar Balanced ETF Asset Allocation Portfolio	1,166,426	460,056
Morningstar Conservative ETF Asset Allocation Portfolio	1,047,331	714,516
Morningstar Growth ETF Asset Allocation Portfolio	3,231,402	238,105
Morningstar Income and Growth ETF Asset Allocation Portfolio	967,848	66,962
Neuberger Berman AMT Guardian	573,684	836,863
Neuberger Berman AMT Large Cap Value	1,577,390	3,253,347
Neuberger Berman AMT Sustainable Equity (b)	1,407,648	5,478,676
Neuberger Berman Core Bond	485,439	1,278,877
Neuberger Berman Large Cap Value	184,223	166,751
Neuberger Berman Sustainable Equity (b)	184,781	130,595
Northern Global Tactical Asset Allocation	8,246	17,792
Northern Large Cap Core	82,050	24,474
Northern Large Cap Value	23,763	20,122
Oak Ridge Small Cap Growth	36,243	20,169
Oppenheimer Developing Markets	35,330	64,512
Oppenheimer Discovery	223,599	132,215
Oppenheimer Global	189,905	142,385
Oppenheimer Global Fund/VA	2,045,457	2,333,077
Oppenheimer Global Strategic Income Fund/VA	1,742	11,147
Oppenheimer International Growth Fund/VA	154,333	531,145
Oppenheimer Main Street Small Cap Fund/VA	3,839,806	3,904,977
Oppenheimer Total Return Bond Fund/VA	6,224,412	6,326,547
PGIM Jennison 20/20 Focus (b)	401,430	373,707
PGIM Jennison Mid-Cap Growth (b)	40,239	21,019
PGIM Jennison Natural Resources (b)	2,697	4,049
PGIM Jennison Small Company (b)	110,441	85,006

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

PGIM QMA Small-Cap Value (b)(d)	$ 28,984	$ 133,299
PIMCO All Asset	43,524	25,834
PIMCO CommodityRealReturn Strategy	12,790	16,620
PIMCO Emerging Markets Bond	2,203	8,334
PIMCO High Yield	241,804	368,815
PIMCO International Bond (U.S. Dollar-Hedged) (b)	1,645,526	754,106
PIMCO Low Duration	3,206	2,280
PIMCO Real Return	78,016	186,224
PIMCO StocksPLUS Small Fund	396,516	502,659
PIMCO Total Return	594,952	421,640
PIMCO VIT All Asset Administrative	437,648	1,419,623
PIMCO VIT All Asset Advisor	6,634	60,723
PIMCO VIT CommodityRealReturn Strategy Administrative	6,952,426	4,772,217
PIMCO VIT CommodityRealReturn Strategy Advisor	7,619	8,116
PIMCO VIT Emerging Markets Bond	5,826,958	5,547,926
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)	22,850	60,913
PIMCO VIT High Yield	707,249	699,833
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) (b)	5,160,670	5,082,996
PIMCO VIT International Bond Portfolio (Unhedged) (b)	253,304	260,947
PIMCO VIT Low Duration Administrative (d)	7,700,046	9,727,503
PIMCO VIT Low Duration Advisor	968,529	1,528,235
PIMCO VIT Real Return Administrative (d)	7,988,853	10,496,430
PIMCO VIT Real Return Advisor	473,910	480,660
PIMCO VIT Short-Term	1,280,563	1,707,690
PIMCO VIT Total Return Administrative	5,744,486	7,518,039
PIMCO VIT Total Return Advisor	5,726,018	5,514,999
Pioneer Bond VCT	538,111	67,668
Pioneer Equity Income VCT	126,873	156,929
Pioneer High Yield VCT	84,390	195,903
Pioneer Real Estate Shares VCT	3,529	671
Pioneer Strategic Income	6,871	24,106
Pioneer Strategic Income VCT	229,885	77,095
Power Income VIT	31,565	65,734
Probabilities Fund	405,927	1,200,312
Putnam VT Diversified Income	242,737	78,404
Putnam VT Equity Income	411,182	410,777
Putnam VT Global Asset Allocation	1,115	172
Putnam VT Growth Opportunities	102,638	796
Putnam VT High Yield	163,614	688,660
Putnam VT Income	2,012	111
Putnam VT Multi-Asset Absolute Return (b)	32,376	188,197
Putnam VT Multi-Cap Core (b)	23,880	10,105
Putnam VT Small Cap Growth (b)	2,759	345
Putnam VT Small Cap Value	392,136	139,532
Rational Dynamic Momentum VA	328,633	9,784,797

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Redwood Managed Volatility	$ 516,892	$ 4,744,139
Royce Micro-Cap	5,188,665	8,965,776
Royce Opportunity	554,870	650,616
Royce Small-Cap Value	312,157	324,341
Rydex VIF Banking	2,028,002	2,148,919
Rydex VIF Basic Materials	770,891	3,032,384
Rydex VIF Biotechnology	2,566,273	3,569,591
Rydex VIF Commodities Strategy	1,970,284	2,456,680
Rydex VIF Consumer Products	1,060,836	1,340,196
Rydex VIF Dow 2x Strategy	13,098,134	12,801,429
Rydex VIF Electronics	753,993	1,169,829
Rydex VIF Energy	1,574,895	2,113,829
Rydex VIF Energy Services	2,315,364	2,154,712
Rydex VIF Europe 1.25x Strategy	1,549,439	2,131,813
Rydex VIF Financial Services	816,020	1,548,246
Rydex VIF Government Long Bond 1.2x Strategy	2,326,206	2,633,661
Rydex VIF Health Care	2,168,585	2,294,224
Rydex VIF High Yield Strategy	2,552,488	4,298,478
Rydex VIF Internet	3,202,975	2,463,777
Rydex VIF Inverse Dow 2x Strategy	2,155,089	1,971,914
Rydex VIF Inverse Government Long Bond Strategy	839,925	838,508
Rydex VIF Inverse Mid-Cap Strategy	327,932	344,498
Rydex VIF Inverse NASDAQ-100 Strategy	3,953,995	4,151,209
Rydex VIF Inverse Russell 2000 Strategy	395,786	529,628
Rydex VIF Inverse S&P 500 Strategy	7,630,031	7,900,042
Rydex VIF Japan 2x Strategy	829,584	1,097,475
Rydex VIF Leisure	573,093	622,946
Rydex VIF Mid-Cap 1.5x Strategy	2,955,103	3,225,263
Rydex VIF NASDAQ-100	48,621,071	49,107,597
Rydex VIF NASDAQ-100 2x Strategy	64,328,635	60,221,012
Rydex VIF Nova	13,455,843	15,252,068
Rydex VIF Precious Metals	2,948,315	3,244,053
Rydex VIF Real Estate	3,408,370	3,217,159
Rydex VIF Retailing	1,001,889	612,663
Rydex VIF Russell 2000 1.5x Strategy	12,462,089	12,174,125
Rydex VIF Russell 2000 2x Strategy	12,671,506	14,960,010
Rydex VIF S&P 500 2x Strategy	50,482,849	50,740,857
Rydex VIF S&P 500 Pure Growth	25,069,866	27,046,171
Rydex VIF S&P 500 Pure Value	21,550,836	18,870,735
Rydex VIF S&P MidCap 400 Pure Growth	2,680,235	3,142,695
Rydex VIF S&P MidCap 400 Pure Value	456,813	623,218
Rydex VIF S&P SmallCap 600 Pure Growth	8,976,080	9,171,709
Rydex VIF S&P SmallCap 600 Pure Value	4,034,757	4,460,977
Rydex VIF Strengthening Dollar 2x Strategy	127,237	183,381
Rydex VIF Technology	3,216,590	4,266,369
Rydex VIF Telecommunications	231,530	116,202
Rydex VIF Transportation	389,200	1,655,120

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VIF U.S. Government Money Market (c)	$ 252,450,543	$ 244,824,894
Rydex VIF Utilities	2,460,154	3,465,421
Rydex VIF Weakening Dollar 2x Strategy	337,661	386,477
SEI VP Balanced Strategy	7,971	3,620
SEI VP Conservative Strategy	984	316
SEI VP Defensive Strategy	3,152	2,221
SEI VP Market Growth Strategy	505	273
SEI VP Market Plus Strategy	864	36,769
SEI VP Moderate Strategy	1,654	478
T. Rowe Price Blue Chip Growth	2,059,979	4,105,382
T. Rowe Price Capital Appreciation	1,464,423	1,732,443
T. Rowe Price Equity Income	79,374	514,524
T. Rowe Price Growth Stock	1,304,637	1,242,563
T. Rowe Price Health Sciences	3,341,003	3,607,761
T. Rowe Price Limited-Term Bond	169,699	217,010
T. Rowe Price Retirement 2010	98	18
T. Rowe Price Retirement 2015	6,189	4,120
T. Rowe Price Retirement 2020	18,351	84,556
T. Rowe Price Retirement 2025	12,772	43,066
T. Rowe Price Retirement 2030	82,895	1,000
T. Rowe Price Retirement 2035	7,047	382
T. Rowe Price Retirement 2040	10,352	1,901
T. Rowe Price Retirement 2050	1,769	41
T. Rowe Price Retirement 2055	2,061	401
T. Rowe Price Retirement Balanced	25,850	140,428
Templeton Developing Markets VIP Fund	5,398,958	7,912,199
Templeton Foreign VIP Fund	587,025	944,977
Templeton Global Bond VIP Fund	2,248,914	2,015,418
Templeton Growth VIP Fund	27,925	27,196
Third Avenue Value	368	288
VanEck VIP Global Gold	13,418	27,606
VanEck VIP Global Hard Assets	302,229	361,989
Vanguard VIF Balanced	2,347,527	1,880,003
Vanguard VIF Capital Growth	68,801	38,746
Vanguard VIF Conservative Allocation	92,221	1,123,012
Vanguard VIF Diversified Value	47,592	23,527
Vanguard VIF Equity Income	550,073	292,501
Vanguard VIF Equity Index	4,429,331	4,460,891
Vanguard VIF Growth	4,872	2,200
Vanguard VIF High Yield Bond	172,927	130,655
Vanguard VIF International	4,175,250	3,357,580
Vanguard VIF Mid-Cap Index	406,818	252,176
Vanguard VIF Moderate Allocation	59,477	36,365
Vanguard VIF Short Term Investment Grade	772,334	77,128
Vanguard VIF Small Company Growth	383,225	42,482
Vanguard VIF Total Bond Market Index	1,104,555	308,725

(c) Liquidation. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Vanguard VIF Total Stock Market Index	$ 523,401	$ 240,457
Vanguard® VIF Real Estate Index (b)	17,075	101,799
Victory RS Partners (d)	96,656	74,075
Victory RS Science and Technology	613,053	123,286
Victory RS Value	324,306	817,740
Virtus Ceredex Mid Cap Value Equity	102,797	113,274
Virtus Duff & Phelps International Series	339,439	47,784
Virtus Duff & Phelps Real Estate Securities Series	16,046	136,712
Virtus KAR Small-Cap Growth Series	891,176	669,464
Virtus Newfleet Multi-Sector Intermediate Bond Series	288,193	328,628
Virtus Rampart Equity Trend Series	354,372	1,274,466
Virtus Strategic Allocation Series	63,587	3,087
Voya MidCap Opportunities Portfolio	266,131	252,978
VY Clarion Global Real Estate Portfolio	10,204	16,791
VY Clarion Real Estate Portfolio	-	95,811
Wells Fargo Growth (d)	159,833	184,495
Wells Fargo International Equity VT	14,314	29,824
Wells Fargo Large Cap Core	810,895	504,643
Wells Fargo Omega Growth VT	159,824	4,771
Wells Fargo Opportunity	103,811	222,023
Wells Fargo Opportunity VT	688,354	794,798
Wells Fargo Small Cap Value	1,198,275	685,245
Western Asset Variable Global High Yield Bond	2,600,068	3,618,228

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2018 by subaccount are as follows:

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Subaccount	Annuity Assets

American Century Equity Income	$ 1,053
American Century VP Mid Cap Value	7,017
American Century VP Value	17,300
Ariel	4,579
Calamos Growth	1,944
Calamos Growth and Income	7,612
ClearBridge Variable Aggressive Growth	8,704
ClearBridge Variable Small Cap Growth	7,137
Dreyfus Appreciation	1,969
Dreyfus Opportunistic Midcap Value	1,177
Dreyfus Strategic Value	1,086
Federated Fund for U.S. Government Securities II	3,153
Federated High Income Bond II	5,501
Fidelity Advisor International Capital Appreciation	1,342
Fidelity Advisor Value Strategies	914
Fidelity VIP Contrafund	21,124
Fidelity VIP Index 500	20,994
Fidelity VIP Investment Grade Bond	3,908
Franklin Income VIP Fund	10,396
Franklin Mutual Global Discovery VIP Fund	14,092
Guggenheim Mid Cap Value	2,326
Guggenheim VIF All Cap Value	6,131
Guggenheim VIF Alpha Opportunity	6,067
Guggenheim VIF High Yield	48,060
Guggenheim VIF Large Cap Value	16,295
Guggenheim VIF Long Short Equity	11,506
Guggenheim VIF Mid Cap Value	48,036
Guggenheim VIF Multi-Hedge Strategies	1,441
Guggenheim VIF Small Cap Value	38,539
Guggenheim VIF StylePlus Large Core	9,317
Guggenheim VIF StylePlus Mid Growth	2,988
Guggenheim VIF StylePlus Small Growth	1,720
Guggenheim VIF Total Return Bond	19,918
Guggenheim VIF World Equity Income	13,045
Invesco Comstock	1,915
Invesco Equity and Income	1,870
Invesco Mid Cap Core Equity	890
Invesco V.I. Comstock	21,646
Invesco V.I. Equity and Income	12,308
Invesco V.I. Government Money Market	1,818
Invesco V.I. Government Securities	49,000
Invesco V.I. International Growth	2,749
Invesco V.I. Mid Cap Core Equity	6,336
Invesco V.I. Mid Cap Growth	4,872
Invesco V.I. Value Opportunities	2,704
Janus Henderson VIT Enterprise	29,322
Janus Henderson VIT Research	9,740
MFS VIT II Research International	8,137
MFS VIT Total Return	67,352
MFS VIT Utilities	3,892
Morgan Stanley VIF Emerging Markets Equity	5,835

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets

Oppenheimer Main Street Small Cap Fund/VA	$ 31,629
Oppenheimer Total Return Bond Fund/VA	29,223
PIMCO VIT All Asset - Administrative	43,079
PIMCO VIT Emerging Markets Bond	1,432
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	25,937
PIMCO VIT Low Duration - Administrative	21,916
PIMCO VIT Real Return - Administrative	2,522
PIMCO VIT Total Return - Administrative	4,848
Royce Micro-Cap	7,474
Rydex VIF Banking	18,382
Rydex VIF Basic Materials	242
Rydex VIF Biotechnology	36,360
Rydex VIF Commodities Strategy	707
Rydex VIF Electronics	213
Rydex VIF Energy Services	915
Rydex VIF Europe 1.25x Strategy	2,780
Rydex VIF Health Care	30,408
Rydex VIF Internet	278
Rydex VIF Mid-Cap 1.5x Strategy	2,635
Rydex VIF NASDAQ-100	649
Rydex VIF NASDAQ-100 2x Strategy	54,189
Rydex VIF Nova	697
Rydex VIF Precious Metals	5,304
Rydex VIF Real Estate	33,348
Rydex VIF Retailing	1,358
Rydex VIF Russell 2000 1.5x Strategy	1,488
Rydex VIF S&P 500 Pure Growth	3,003
Rydex VIF S&P 500 Pure Value	3,677
Rydex VIF S&P SmallCap 600 Pure Growth	19,346
Rydex VIF U.S. Government Money Market	190,664
Rydex VIF Utilities	48,974
T. Rowe Price Growth Stock	2,473
Templeton Developing Markets VIP Fund	14,528
Templeton Foreign VIP Fund	991
Victory RS Science and Technology	3,082
Wells Fargo Small Cap Value	932
Western Asset Variable Global High Yield Bond	3,387

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2018.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

• Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

• Rider Charge:  SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.50% of the contract value.
     For contracts issued prior to June 19, 2006, maximum rider charge is 1% and for contracts issued prior to February 10 2010, maximum rider charge is 1.60%.

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Mid Cap Value, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Mid Growth, and Guggenheim VIF World Equity Income
0.35%	Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity
0.40%	Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund/VA
0.45%	Guggenheim VIF Long Short Equity, Guggenheim VIF Multi-Hedge Strategies, Invesco V.I. Government Securities and for each of the Rydex VIF Subaccounts
0.50%	Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Investment-Grade Bond
0.55%	Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Opportunity VT
0.60%
Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth VIP Fund, Invesco V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Templeton Developing Markets VIP Fund and Templeton Foreign VIP Fund

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value

Variable Annuity Account XIV
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

     less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

• Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Account Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

• Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value

Security Benefit Advisor

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

• Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

• Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized

Variable Annuity Account XIV
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard VIF Balanced, Vanguard VIF Capital Growth, Vanguard VIF Conservative Allocation, Vanguard VIF Diversified Value, Vanguard VIF Equity Income, Vanguard VIF Equity Index, Vanguard VIF Growth, Vanguard VIF High Yield Bond, Vanguard VIF International, Vanguard VIF Mid-Cap Index, Vanguard VIF Moderate Allocation, Vanguard VIF REIT Index, Vanguard VIF Short Term Investment Grade, Vanguard VIF Small Company Growth, Vanguard VIF Total Bond Market Index, Vanguard VIF Total Stock Market Index

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and
             EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

• Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than

Variable Annuity Account XIV
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

             $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

• Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

• Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

Valuebuilder

Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2018 and 2017, were as follows:

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

7Twelve Balanced Portfolio 3	10,089	(8,306)	1,783	75,300	(23,185)	52,115
AB VPS Dynamic Asset Allocation	54,023	(38,377)	15,646	23,193	(29,100)	(5,907)
AB VPS Global Thematic Growth	35	(2,778)	(2,743)	3,516	(773)	2,743
AB VPS Growth and Income	45,825	(52,415)	(6,590)	21,819	(25,139)	(3,320)
AB VPS Small/Mid Cap Value	59,699	(37,085)	22,614	59,112	(84,332)	(25,220)
Alger Capital Appreciation	4,637	(35,549)	(30,912)	37,631	(13,175)	24,456
Alger Large Cap Growth	3,533	(6,696)	(3,163)	759	-	759
ALPS/Alerian Energy Infrastructure	7,757	(15,641)	(7,884)	28,034	(17,524)	10,510
American Century Diversified Bond	10,299	(14,680)	(4,381)	25,126	(28,397)	(3,271)
American Century Equity Income	47,929	(131,072)	(83,143)	122,432	(95,811)	26,621
American Century Heritage	12,172	(28,845)	(16,673)	27,968	(32,666)	(4,698)
American Century International Bond	18	(42)	(24)	49	(31)	18
American Century International Growth	93,199	(110,773)	(17,574)	101,910	(269,947)	(168,037)
American Century Select	21,116	(42,505)	(21,389)	53,039	(41,201)	11,838
American Century Strategic Allocation: Aggressive	6,792	(5,784)	1,008	9,299	(8,305)	994
American Century Strategic Allocation: Conservative	18,898	(14,982)	3,916	15,484	(13,142)	2,342
American Century Strategic Allocation: Moderate	54,623	(75,486)	(20,863)	46,158	(67,265)	(21,107)
American Century Ultra	14,170	(8,850)	5,320	4,891	(4,568)	323
American Century VP Income & Growth	26,880	(22,430)	4,450	5,965	(5,777)	188
American Century VP Inflation Protection	4,670	(720)	3,950	5,131	(1,290)	3,841
American Century VP International	284	(138)	146	3,935	(13,110)	(9,175)
American Century VP Mid Cap Value (d)	49,589	(121,752)	(72,163)	48,932	(501,372)	(452,440)
American Century VP Ultra	213,746	(276,752)	(63,006)	224,428	(291,830)	(67,402)
American Century VP Value	304,839	(649,570)	(344,731)	660,553	(638,480)	22,073
American Funds IS Asset Allocation	318,599	(358,069)	(39,470)	868,751	(248,921)	619,830
American Funds IS Blue Chip Income and Growth	319,042	(336,753)	(17,711)	276,701	(642,449)	(365,748)

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Funds IS Global Bond	346,090	(105,086)	241,004	132,724	(113,218)	19,506
American Funds IS Global Growth	229,577	(253,030)	(23,453)	447,926	(60,597)	387,329
American Funds IS Global Growth and Income	111,397	(111,125)	272	14,741	(47)	14,694
American Funds IS Global Small Capitalization	1,067	(67)	1,000	8,654	(242)	8,412
American Funds IS Growth	38,267	(130,699)	(92,432)	169,837	(4,107)	165,730
American Funds IS Growth-Income	387,005	(508,684)	(121,679)	1,022,469	(612,729)	409,740
American Funds IS International	222,068	(234,354)	(12,286)	543,184	(105,835)	437,349
American Funds IS International Growth and Income	4,407	(288,621)	(284,214)	301,067	(10,424)	290,643
American Funds IS Mortgage	41	(87)	(46)	282	(26,080)	(25,798)
American Funds IS New World	178,826	(337,286)	(158,460)	367,838	(77,294)	290,544
American Funds IS U.S. Government/AAA-Rated Securities	24,671	(30,320)	(5,649)	14,957	(24,562)	(9,605)
AMG Managers Fairpointe Mid Cap	14,678	(38,071)	(23,393)	45,256	(36,645)	8,611
Ariel	33,474	(69,210)	(35,736)	134,546	(79,555)	54,991
Baron Asset	7,103	(13,523)	(6,420)	20,666	(6,380)	14,286
BlackRock Advantage Large Cap Core V.I.	564	(1,483)	(919)	2,699	(4)	2,695
BlackRock Advantage Small Cap Growth	1,504	(2,219)	(715)	3,212	(1,233)	1,979
BlackRock Basic Value V.I.	384	(5)	379	9,890	(4)	9,886
BlackRock Capital Appreciation V.I.	1,008	(129)	879	4,833	(2,377)	2,456
BlackRock Equity Dividend	8,838	(10,693)	(1,855)	12,192	(43,988)	(31,796)
BlackRock Equity Dividend V.I.	292,457	(103,184)	189,273	143,939	(196,068)	(52,129)
BlackRock Global Allocation	1,449	(3,794)	(2,345)	13,969	(2,473)	11,496
BlackRock Global Allocation V.I.	87,640	(55,849)	31,791	66,415	(82,971)	(16,556)
BlackRock Global Opportunities V.I. (d)	27	(1,841)	(1,814)	82	(1,823)	(1,741)
BlackRock High Yield V.I.	4,123,706	(4,344,520)	(220,814)	1,326,730	(2,843,629)	(1,516,899)
BlackRock International Dividend	8,383	(16,754)	(8,371)	14,785	(18,917)	(4,132)
BlackRock Large Cap Focus Growth V.I.	26,358	(25,363)	995	19,193	(19,130)	63
Calamos Growth	29,469	(80,489)	(51,020)	31,128	(103,022)	(71,894)

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Calamos Growth and Income	24,396	(63,117)	(38,721)	30,135	(69,910)	(39,775)
Calamos High Income Opportunities	13,173	(14,656)	(1,483)	7,888	(3,416)	4,472
ClearBridge Small Cap Growth	28	(309)	(281)	43	(325)	(282)
ClearBridge Variable Aggressive Growth	364,586	(437,071)	(72,485)	121,344	(779,925)	(658,581)
ClearBridge Variable Small Cap Growth	365,148	(595,355)	(230,207)	269,184	(198,414)	70,770
Dimensional VA Global Bond Portfolio	18,088	(17,966)	122	1,224	(34,496)	(33,272)
Dimensional VA International Small Portfolio	6,372	(24,887)	(18,515)	8,328	(6,399)	1,929
Dimensional VA International Value Portfolio	10,004	(21,972)	(11,968)	36,392	(26,833)	9,559
Dimensional VA Short-Term Fixed Portfolio	156,363	(27,895)	128,468	3,042	(37,672)	(34,630)
Dimensional VA U.S. Large Value Portfolio	47,043	(26,304)	20,739	37,278	(12,697)	24,581
Dimensional VA U.S. Targeted Value Portfolio	8,902	(11,046)	(2,144)	11,823	(9,820)	2,003
Dreyfus Appreciation	48,344	(133,441)	(85,097)	63,840	(82,303)	(18,463)
Dreyfus IP MidCap Stock	49,481	(78,900)	(29,419)	176,553	(150,930)	25,623
Dreyfus IP Small Cap Stock Index	194,960	(187,148)	7,812	246,766	(152,303)	94,463
Dreyfus IP Technology Growth	213,958	(244,634)	(30,676)	349,865	(293,447)	56,418
Dreyfus Opportunistic Midcap Value	10,702	(28,842)	(18,140)	16,488	(24,456)	(7,968)
Dreyfus Stock Index	2,156	(11,520)	(9,364)	9,343	(2,083)	7,260
Dreyfus Strategic Value	19,598	(36,970)	(17,372)	24,813	(53,150)	(28,337)
Dreyfus VIF Appreciation	15,040	(7,008)	8,032	8,125	(22,700)	(14,575)
Dreyfus VIF International Value	721,189	(729,695)	(8,506)	769,984	(422,004)	347,980
DWS Capital Growth VIP (b)	490	(463)	27	51	(22)	29
DWS Core Equity VIP (b)	692	(3,618)	(2,926)	889	(1,405)	(516)
DWS Global Small Cap VIP (b)	106	(71)	35	1,829	(208)	1,621
DWS Government & Agency Securities VIP (b)	20	(1,014)	(994)	107	(1,435)	(1,328)
DWS High Income VIP (b)	5,248	(4,906)	342	4,997	(161,166)	(156,169)
DWS International Growth (b)	2,764	(751)	2,013	9,452	(174)	9,278
DWS Small Mid Cap Value VIP (b)	2,325	(4,479)	(2,154)	2,819	(609)	2,210
Eaton Vance VT Floating-Rate Income	421,029	(1,191,351)	(770,322)	777,610	(665,339)	112,271

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Federated Bond	235,111	(126,014)	109,097	97,447	(146,338)	(48,891)
Federated Fund for U.S. Government Securities II	258,441	(204,375)	54,066	118,377	(258,158)	(139,781)
Federated High Income Bond II	95,649	(460,845)	(365,196)	180,768	(309,307)	(128,539)
Fidelity Advisor Dividend Growth	19,787	(71,579)	(51,792)	80,726	(67,096)	13,630
Fidelity Advisor International Capital Appreciation (d)	1,141	(2,669)	(1,528)	1,207	(2,868)	(1,661)
Fidelity Advisor Leveraged Company Stock	531	(1,845)	(1,314)	280	(538)	(258)
Fidelity Advisor New Insights	50,843	(33,773)	17,070	38,198	(39,480)	(1,282)
Fidelity Advisor Real Estate	28,971	(46,488)	(17,517)	23,740	(95,178)	(71,438)
Fidelity Advisor Stock Selector Mid Cap	13,746	(10,604)	3,142	5,160	(3,738)	1,422
Fidelity Advisor Value Strategies	7,423	(19,356)	(11,933)	10,013	(26,647)	(16,634)
Fidelity VIP Balanced	5,851	(7,157)	(1,306)	11,761	(27,213)	(15,452)
Fidelity VIP Contrafund	143,203	(336,943)	(193,740)	416,867	(624,504)	(207,637)
Fidelity VIP Disciplined Small Cap	1,409	(15)	1,394	3,703	(1,921)	1,782
Fidelity VIP Emerging Markets	26,475	(18,601)	7,874	56,237	(32,850)	23,387
Fidelity VIP Equity-Income	157,306	(202,661)	(45,355)	212,029	(232,117)	(20,088)
Fidelity VIP Growth & Income	177,902	(182,812)	(4,910)	160,708	(215,744)	(55,036)
Fidelity VIP Growth Opportunities	708,863	(590,596)	118,267	548,795	(382,019)	166,776
Fidelity VIP High Income	1,732,771	(1,866,069)	(133,298)	422,240	(478,025)	(55,785)
Fidelity VIP Index 500	364,617	(846,837)	(482,220)	820,562	(976,770)	(156,208)
Fidelity VIP Investment Grade Bond	182,477	(228,931)	(46,454)	222,875	(294,902)	(72,027)
Fidelity VIP Mid Cap	20,854	(19,191)	1,663	19,164	(43,818)	(24,654)
Fidelity VIP Overseas	124,205	(138,921)	(14,716)	233,643	(99,231)	134,412
Fidelity VIP Real Estate	2,775	(11,556)	(8,781)	6,122	(18,736)	(12,614)
Fidelity VIP Strategic Income	18,121	(32,218)	(14,097)	18,256	(21,284)	(3,028)
FormulaFolios US Equity Portfolio	10,049	(6,231)	3,818	29,432	(128,490)	(99,058)
Franklin Flex Cap Growth VIP Fund	16,491	(458)	16,033	39	-	39
Franklin Founding Funds Allocation VIP Fund	45,517	(136,454)	(90,937)	57,620	(116,399)	(58,779)
Franklin Growth and Income VIP Fund	62	-	62	63	(368)	(305)

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Income VIP Fund	526,158	(675,524)	(149,366)	657,996	(755,944)	(97,948)
Franklin Large Cap Growth VIP Fund	757	(88)	669	281	-	281
Franklin Mutual Global Discovery VIP Fund	84,817	(287,197)	(202,380)	457,324	(632,990)	(175,666)
Franklin Mutual Shares VIP Fund	95	(172)	(77)	13,141	(25,958)	(12,817)
Franklin Rising Dividends VIP Fund	15,171	(11,900)	3,271	15,941	(14,579)	1,362
Franklin Small Cap Value VIP Fund	284,876	(569,484)	(284,608)	350,510	(252,740)	97,770
Franklin Small-Mid Cap Growth VIP Fund	96,487	(82,210)	14,277	51,076	(44,793)	6,283
Franklin Strategic Income VIP Fund	115,779	(127,761)	(11,982)	429,939	(266,239)	163,700
Franklin U.S. Government Securities VIP Fund	22,934	(19,273)	3,661	898	(15,632)	(14,734)
Goldman Sachs Emerging Markets Equity	48,999	(130,113)	(81,114)	200,845	(105,794)	95,051
Goldman Sachs Government Income	49,607	(156,756)	(107,149)	81,822	(220,518)	(138,696)
Goldman Sachs VIT Growth Opportunities	2,983	(568)	2,415	3,360	(5,814)	(2,454)
Goldman Sachs VIT High Quality Floating Rate	981	(10,992)	(10,011)	8,647	(9,810)	(1,163)
Goldman Sachs VIT International Equity Insights (b)	708	(670)	38	67	(28)	39
Goldman Sachs VIT Mid Cap Value	6,092	(5,243)	849	4,795	(33,172)	(28,377)
Goldman Sachs VIT Small Cap Equity Insights	49,735	(10,826)	38,909	2,215	(591)	1,624
Goldman Sachs VIT Strategic Growth	255	(27)	228	248	(26)	222
Guggenheim Alpha Opportunity	266	(345)	(79)	948	(4,040)	(3,092)
Guggenheim Floating Rate Strategies	38,836	(66,545)	(27,709)	97,675	(38,256)	59,419
Guggenheim High Yield	74,712	(107,871)	(33,159)	79,299	(52,279)	27,020
Guggenheim Large Cap Value	89,874	(82,837)	7,037	86,441	(132,469)	(46,028)
Guggenheim Long Short Equity	2,146	(3,863)	(1,717)	2,445	(4,118)	(1,673)
Guggenheim Macro Opportunities	391	(362)	29	396	(5)	391
Guggenheim Managed Futures Strategy	7	(114)	(107)	20	(8)	12
Guggenheim Mid Cap Value	51,211	(87,098)	(35,887)	46,992	(110,700)	(63,708)
Guggenheim Multi-Hedge Strategies	578	(1,070)	(492)	119	(2)	117
Guggenheim Small Cap Value	3,074	(8,513)	(5,439)	3,588	(3,154)	434
Guggenheim StylePlus Large Core	23,012	(39,411)	(16,399)	36,158	(61,801)	(25,643)

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim StylePlus Mid Growth	25,758	(20,976)	4,782	18,338	(56,662)	(38,324)
Guggenheim Total Return Bond	25,983	(7,815)	18,168	12,840	(5,196)	7,644
Guggenheim US Investment Grade Bond	160,070	(137,871)	22,199	185,111	(216,930)	(31,819)
Guggenheim VIF All Cap Value	413,286	(477,341)	(64,055)	402,807	(445,167)	(42,360)
Guggenheim VIF Alpha Opportunity (d)	10,724	(40,740)	(30,016)	12,896	(38,828)	(25,932)
Guggenheim VIF Floating Rate Strategies	625,758	(392,078)	233,680	179,828	(137,133)	42,695
Guggenheim VIF Global Managed Futures Strategy	55,078	(99,410)	(44,332)	51,746	(84,914)	(33,168)
Guggenheim VIF High Yield	222,767	(509,788)	(287,021)	523,031	(838,797)	(315,766)
Guggenheim VIF Large Cap Value	314,756	(544,671)	(229,915)	280,855	(552,834)	(271,979)
Guggenheim VIF Long Short Equity	464,971	(594,991)	(130,020)	318,452	(211,568)	106,884
Guggenheim VIF Managed Asset Allocation	44,812	(135,201)	(90,389)	81,084	(321,376)	(240,292)
Guggenheim VIF Mid Cap Value	106,224	(334,957)	(228,733)	185,885	(650,633)	(464,748)
Guggenheim VIF Multi-Hedge Strategies	617,083	(265,523)	351,560	66,150	(215,020)	(148,870)
Guggenheim VIF Small Cap Value	130,643	(282,706)	(152,063)	370,816	(385,295)	(14,479)
Guggenheim VIF StylePlus Large Core	242,617	(635,866)	(393,249)	540,268	(538,764)	1,504
Guggenheim VIF StylePlus Large Growth	175,318	(304,725)	(129,407)	458,639	(450,093)	8,546
Guggenheim VIF StylePlus Mid Growth	102,585	(213,232)	(110,647)	197,307	(315,895)	(118,588)
Guggenheim VIF StylePlus Small Growth	58,676	(217,077)	(158,401)	165,507	(139,585)	25,922
Guggenheim VIF Total Return Bond	653,264	(1,103,336)	(450,072)	1,550,027	(1,370,120)	179,907
Guggenheim VIF World Equity Income	164,884	(376,002)	(211,118)	258,182	(548,634)	(290,452)
Guggenheim World Equity Income	47,099	(136,613)	(89,514)	81,467	(194,851)	(113,384)
Invesco American Franchise	11,211	(22,276)	(11,065)	10,772	(12,500)	(1,728)
Invesco Comstock	75,840	(153,797)	(77,957)	89,586	(231,760)	(142,174)
Invesco Energy	1,336	(3,480)	(2,144)	2,113	(978)	1,135
Invesco Equity and Income	47,996	(93,750)	(45,754)	105,074	(90,785)	14,289
Invesco Gold & Precious Metals	13,301	(591)	12,710	3,108	(1,001)	2,107
Invesco Mid Cap Core Equity	10,252	(54,113)	(43,861)	63,733	(31,799)	31,934
Invesco Mid Cap Growth	11,429	(9,286)	2,143	40,285	(56,728)	(16,443)

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco Small Cap Growth (d)	5,523	(20,375)	(14,852)	4,781	(14,596)	(9,815)
Invesco Technology	26,175	(22,750)	3,425	13,729	(28,550)	(14,821)
Invesco V.I. American Franchise Series I	17,949	(42,183)	(24,234)	55,317	(33,217)	22,100
Invesco V.I. American Franchise Series II	691	-	691	-	-	-
Invesco V.I. American Value	8,194	(37,202)	(29,008)	3,790	(4,753)	(963)
Invesco V.I. Balanced-Risk Allocation	63	(1,989)	(1,926)	753	(95)	658
Invesco V.I. Comstock	357,135	(972,311)	(615,176)	742,628	(772,247)	(29,619)
Invesco V.I. Core Equity	159	(121)	38	22	-	22
Invesco V.I. Equity and Income	58,888	(321,246)	(262,358)	255,838	(219,994)	35,844
Invesco V.I. Global Core Equity	33	-	33	32	-	32
Invesco V.I. Global Real Estate Series I	251,810	(315,986)	(64,176)	100,561	(214,392)	(113,831)
Invesco V.I. Global Real Estate Series II	2,018	(2,021)	(3)	5,485	(4,174)	1,311
Invesco V.I. Government Money Market	4,876,961	(3,356,396)	1,520,565	3,478,203	(3,367,024)	111,179
Invesco V.I. Government Securities	403,669	(970,676)	(567,007)	374,023	(881,813)	(507,790)
Invesco V.I. Growth and Income	22,209	(45,880)	(23,671)	22,504	(2,039)	20,465
Invesco V.I. Health Care Series I (b)	181,967	(100,105)	81,862	43,801	(110,628)	(66,827)
Invesco V.I. Health Care Series II (b)	11,321	(1,198)	10,123	1,272	(1,879)	(607)
Invesco V.I. High Yield	169,909	(287,305)	(117,396)	132,512	(213,976)	(81,464)
Invesco V.I. International Growth	576,745	(1,572,972)	(996,227)	967,038	(1,278,550)	(311,512)
Invesco V.I. Managed Volatility	4,007	(420)	3,587	9,185	(8,947)	238
Invesco V.I. Mid Cap Core Equity	61,298	(157,702)	(96,404)	150,868	(161,130)	(10,262)
Invesco V.I. Mid Cap Growth	209,050	(206,252)	2,798	78,861	(66,695)	12,166
Invesco V.I. S&P 500 Index	4,522	(39,611)	(35,089)	162,950	(215,728)	(52,778)
Invesco V.I. Small Cap Equity	47	(2,432)	(2,385)	880	(2,190)	(1,310)
Invesco V.I. Value Opportunities	56,312	(88,749)	(32,437)	43,724	(44,589)	(865)
Invesco Value Opportunities	15,924	(25,408)	(9,484)	18,962	(22,656)	(3,694)
Ivy Asset Strategy	5,479	(8,265)	(2,786)	3,031	(3,561)	(530)

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Ivy VIP Asset Strategy	25,392	(9,433)	15,959	18,295	(26,797)	(8,502)
Ivy VIP Balanced	155	-	155	149	-	149
Ivy VIP Core Equity	823	(512)	311	181	-	181
Ivy VIP Energy	23,550	(12,914)	10,636	13,578	(3,280)	10,298
Ivy VIP Global Bond	4,202	(3,269)	933	3,451	(1,772)	1,679
Ivy VIP Global Equity Income (b)	70	-	70	67	-	67
Ivy VIP Global Growth	17,985	-	17,985	5	(1)	4
Ivy VIP Growth	427	(5,917)	(5,490)	557	(2,339)	(1,782)
Ivy VIP High Income	212,864	(206,814)	6,050	178,901	(153,444)	25,457
Ivy VIP International Core Equity	6,183	(7,622)	(1,439)	7,031	(556)	6,475
Ivy VIP Limited-Term Bond	-	-	-	-	-	-
Ivy VIP Mid Cap Growth	8,974	(11,944)	(2,970)	3,986	(1,883)	2,103
Ivy VIP Natural Resources	3,097	(3,097)	-	-	-	-
Ivy VIP Science and Technology	14,330	(5,877)	8,453	12,955	(15,971)	(3,016)
Ivy VIP Securian Real Estate Securities (b)	209	(4,402)	(4,193)	718	(3,882)	(3,164)
Ivy VIP Small Cap Core	21,139	(19,808)	1,331	4,030	(25,452)	(21,422)
Ivy VIP Small Cap Growth	5,516	(4,931)	585	7,098	(72)	7,026
Ivy VIP Value	1,884	(2,020)	(136)	513	(253)	260
Janus Henderson Mid Cap Value	2,468	(8,658)	(6,190)	5,529	(14,822)	(9,293)
Janus Henderson Overseas	95,143	(65,510)	29,633	95,935	(130,884)	(34,949)
Janus Henderson U.S. Managed Volatility (a)	7,659	(16,593)	(8,934)	229,947	(140,492)	89,455
Janus Henderson VIT Enterprise	228,649	(579,455)	(350,806)	524,409	(687,785)	(163,376)
Janus Henderson VIT Forty	16,164	(947)	15,217	3,268	(11,047)	(7,779)
Janus Henderson VIT Mid Cap Value	88	(2,690)	(2,602)	1,079	(26,059)	(24,980)
Janus Henderson VIT Overseas	284	(2,244)	(1,960)	1,236	(2)	1,234
Janus Henderson VIT Research	248,073	(472,835)	(224,762)	174,998	(348,491)	(173,493)
JPMorgan Insurance Trust Core Bond Portfolio	217,120	(263,157)	(46,037)	248,206	(659,091)	(410,885)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

JPMorgan Insurance Trust Small Cap Core Portfolio	18,970	(19,207)	(237)	2,535	(1,427)	1,108
JPMorgan Insurance Trust US Equity Portfolio	381	(27)	354	5,143	(482)	4,661
Lord Abbett Series Bond-Debenture VC	235,250	(131,748)	103,502	161,092	(215,675)	(54,583)
Lord Abbett Series Calibrated Dividend Growth VC	23,301	(44,497)	(21,196)	22,002	(1,938)	20,064
Lord Abbett Series Classic Stock VC	-	(1,243)	(1,243)	1,256	(13)	1,243
Lord Abbett Series Developing Growth VC	194,629	(91,144)	103,485	22,647	(21,226)	1,421
Lord Abbett Series Growth Opportunities VC	16,718	(16,718)	-	-	-	-
Lord Abbett Series Mid Cap Stock VC	574	(45)	529	2,782	(1,004)	1,778
Lord Abbett Series Total Return VC	511	(1,893)	(1,382)	19,334	(57,913)	(38,579)
MFS VIT Emerging Markets Equity	50,578	(49,872)	706	5,294	(3,241)	2,053
MFS VIT Global Tactical Allocation	28	(107)	(79)	31	(101)	(70)
MFS VIT High Yield	38	(1)	37	69	(17,120)	(17,051)
MFS VIT II Research International	233,369	(373,343)	(139,974)	776,220	(705,146)	71,074
MFS VIT International Value	19,663	(22,099)	(2,436)	35,808	(29,058)	6,750
MFS VIT New Discovery	894	(2,704)	(1,810)	3,233	(4,056)	(823)
MFS VIT Research	1,860	(331)	1,529	141	-	141
MFS VIT Total Return	83,051	(265,858)	(182,807)	121,250	(383,302)	(262,052)
MFS VIT Total Return Bond	936	(5,550)	(4,614)	389	(770)	(381)
MFS VIT Utilities	368,893	(462,403)	(93,510)	426,067	(668,288)	(242,221)
Morgan Stanley VIF Emerging Markets Debt	2,121	(2,934)	(813)	15,523	(2,665)	12,858
Morgan Stanley VIF Emerging Markets Equity	837,221	(668,394)	168,827	935,264	(1,284,990)	(349,726)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	39,856	(8,198)	31,658	84,875	(398)	84,477
Morningstar Balanced ETF Asset Allocation Portfolio	78,643	(41,670)	36,973	132,776	(50,510)	82,266
Morningstar Conservative ETF Asset Allocation Portfolio	112,405	(76,236)	36,169	49,107	(31,493)	17,614
Morningstar Growth ETF Asset Allocation Portfolio	246,633	(19,121)	227,512	299,819	(82,117)	217,702
Morningstar Income and Growth ETF Asset Allocation Portfolio	92,175	(6,146)	86,029	30,820	(54,581)	(23,761)
Neuberger Berman AMT Guardian	27,579	(53,197)	(25,618)	37,062	(41,745)	(4,683)
Neuberger Berman AMT Large Cap Value	58,805	(223,157)	(164,352)	116,526	(230,316)	(113,790)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Neuberger Berman AMT Sustainable Equity (b)	54,266	(227,689)	(173,423)	33,462	(73,212)	(39,750)
Neuberger Berman Core Bond	55,346	(128,721)	(73,375)	98,023	(271,668)	(173,645)
Neuberger Berman Large Cap Value	10,047	(14,283)	(4,236)	5,809	(6,448)	(639)
Neuberger Berman Sustainable Equity (b)	9,376	(8,131)	1,245	5,360	(13,444)	(8,084)
Northern Global Tactical Asset Allocation	611	(1,395)	(784)	588	(1,519)	(931)
Northern Large Cap Core	4,872	(1,463)	3,409	451	(1,999)	(1,548)
Northern Large Cap Value	1,729	(1,209)	520	1,308	(1,714)	(406)
Oak Ridge Small Cap Growth	1,805	(1,247)	558	2,049	(353)	1,696
Oppenheimer Developing Markets	4,544	(6,435)	(1,891)	7,593	(7,954)	(361)
Oppenheimer Discovery	11,468	(7,927)	3,541	6,715	(1,598)	5,117
Oppenheimer Global	10,398	(9,062)	1,336	15,214	(5,221)	9,993
Oppenheimer Global Fund/VA	147,758	(181,779)	(34,021)	479,176	(252,818)	226,358
Oppenheimer Global Strategic Income Fund/VA	144	(1,192)	(1,048)	1,722	(2,749)	(1,027)
Oppenheimer International Growth Fund/VA	13,231	(43,276)	(30,045)	37,380	(6,132)	31,248
Oppenheimer Main Street Small Cap Fund/VA	116,575	(173,559)	(56,984)	296,929	(117,577)	179,352
Oppenheimer Total Return Bond Fund/VA	950,353	(930,813)	19,540	1,499,489	(1,733,817)	(234,328)
PGIM Jennison 20/20 Focus (b)	15,741	(23,299)	(7,558)	21,860	(20,100)	1,760
PGIM Jennison Mid-Cap Growth (b)	949	(1,564)	(615)	2,109	(1,238)	871
PGIM Jennison Natural Resources (b)	479	(606)	(127)	1,428	(386)	1,042
PGIM Jennison Small Company (b)	2,690	(5,220)	(2,530)	3,182	(8,233)	(5,051)
PGIM QMA Small-Cap Value (b)(d)	1,106	(10,352)	(9,246)	1,415	(10,045)	(8,630)
PIMCO All Asset	3,971	(2,476)	1,495	7,231	(26,657)	(19,426)
PIMCO CommodityRealReturn Strategy	2,753	(3,639)	(886)	5,209	(9,800)	(4,591)
PIMCO Emerging Markets Bond	223	(869)	(646)	976	(349)	627
PIMCO High Yield	13,660	(23,369)	(9,709)	12,809	(34,066)	(21,257)
PIMCO International Bond (U.S. Dollar-Hedged) (b)	147,356	(63,679)	83,677	170,591	(77,935)	92,656
PIMCO Low Duration	483	(251)	232	2,483	(9,465)	(6,982)

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO Real Return	10,316	(19,991)	(9,675)	15,238	(30,248)	(15,010)
PIMCO StocksPLUS Small Fund	17,332	(28,749)	(11,417)	34,245	(37,305)	(3,060)
PIMCO Total Return	61,224	(40,922)	20,302	30,809	(27,971)	2,838
PIMCO VIT All Asset Administrative	33,240	(104,832)	(71,592)	55,077	(156,875)	(101,798)
PIMCO VIT All Asset Advisor	713	(6,161)	(5,448)	2,962	(5,246)	(2,284)
PIMCO VIT CommodityRealReturn Strategy Administrative	1,602,513	(1,087,462)	515,051	265,227	(1,077,324)	(812,097)
PIMCO VIT CommodityRealReturn Strategy Advisor	1,854	(1,975)	(121)	2,203	(832)	1,371
PIMCO VIT Emerging Markets Bond	513,938	(499,714)	14,224	216,896	(500,892)	(283,996)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)	1,812	(5,365)	(3,553)	9,811	(2,563)	7,248
PIMCO VIT High Yield	57,319	(52,510)	4,809	202,473	(364,328)	(161,855)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) (b)	454,155	(429,059)	25,096	134,764	(294,245)	(159,481)
PIMCO VIT International Bond Portfolio (Unhedged) (b)	28,069	(30,505)	(2,436)	5,496	(1,762)	3,734
PIMCO VIT Low Duration Administrative (d)	949,222	(1,112,991)	(163,769)	1,440,887	(1,916,492)	(475,605)
PIMCO VIT Low Duration Advisor	116,515	(178,274)	(61,759)	208,005	(58,970)	149,035
PIMCO VIT Real Return Administrative (d)	798,433	(1,012,338)	(213,905)	647,471	(1,378,621)	(731,150)
PIMCO VIT Real Return Advisor	53,969	(54,485)	(516)	31,708	(12,714)	18,994
PIMCO VIT Short-Term	145,942	(192,225)	(46,283)	130,420	(139,937)	(9,517)
PIMCO VIT Total Return Administrative	554,980	(718,688)	(163,708)	345,163	(426,149)	(80,986)
PIMCO VIT Total Return Advisor	614,426	(585,828)	28,598	528,036	(229,878)	298,158
Pioneer Bond VCT	59,674	(6,744)	52,930	10,129	(2,499)	7,630
Pioneer Equity Income VCT	5,792	(9,395)	(3,603)	4,074	(6,191)	(2,117)
Pioneer High Yield VCT	8,080	(18,733)	(10,653)	63,822	(54,610)	9,212
Pioneer Real Estate Shares VCT	169	(41)	128	450	(37)	413
Pioneer Strategic Income	742	(2,424)	(1,682)	4,630	(5,033)	(403)

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Pioneer Strategic Income VCT	25,509	(8,159)	17,350	425	(527)	(102)
Power Income VIT	4,230	(7,841)	(3,611)	24,171	(12,122)	12,049
Probabilities Fund	8,648	(130,992)	(122,344)	13,552	(68,511)	(54,959)
Putnam VT Diversified Income	24,293	(7,627)	16,666	3,028	(3,762)	(734)
Putnam VT Equity Income	28,835	(31,326)	(2,491)	8,717	(8,321)	396
Putnam VT Global Asset Allocation	31	-	31	185	(6,515)	(6,330)
Putnam VT Growth Opportunities	5,129	(37)	5,092	-	-	-
Putnam VT High Yield	13,506	(63,472)	(49,966)	160,385	(37,116)	123,269
Putnam VT Income	214	-	214	781	-	781
Putnam VT Multi-Asset Absolute Return (b)	2,494	(19,348)	(16,854)	3,136	(36,980)	(33,844)
Putnam VT Multi-Cap Core (b)	735	(532)	203	238	(1,424)	(1,186)
Putnam VT Small Cap Growth (b)	51	(6)	45	1,670	(6)	1,664
Putnam VT Small Cap Value	26,764	(13,223)	13,541	38,373	(32,021)	6,352
Rational Dynamic Momentum VA (a)	17,379	(1,031,765)	(1,014,386)	1,014,386	-	1,014,386
Redwood Managed Volatility	24,395	(447,915)	(423,520)	61,613	(538,803)	(477,190)
Royce Micro-Cap	500,832	(931,470)	(430,638)	553,462	(198,080)	355,382
Royce Opportunity	30,969	(42,901)	(11,932)	49,124	(64,322)	(15,198)
Royce Small-Cap Value	17,862	(26,989)	(9,127)	27,664	(21,898)	5,766
Rydex VIF Banking	314,492	(332,339)	(17,847)	458,212	(614,765)	(156,553)
Rydex VIF Basic Materials	59,404	(229,205)	(169,801)	295,101	(327,879)	(32,778)
Rydex VIF Biotechnology	150,975	(207,560)	(56,585)	378,461	(378,249)	212
Rydex VIF Commodities Strategy	864,973	(1,045,897)	(180,924)	642,388	(817,568)	(175,180)
Rydex VIF Consumer Products	75,199	(89,615)	(14,416)	113,689	(154,728)	(41,039)
Rydex VIF Dow 2x Strategy	518,944	(546,467)	(27,523)	371,442	(383,018)	(11,576)
Rydex VIF Electronics	99,709	(162,151)	(62,442)	352,322	(450,706)	(98,384)
Rydex VIF Energy	198,564	(259,694)	(61,130)	830,332	(968,364)	(138,032)
Rydex VIF Energy Services	562,487	(497,039)	65,448	720,732	(718,320)	2,412

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Europe 1.25x Strategy	254,820	(347,339)	(92,519)	535,308	(505,051)	30,257
Rydex VIF Financial Services	85,208	(174,292)	(89,084)	297,080	(380,461)	(83,381)
Rydex VIF Government Long Bond 1.2x Strategy	208,490	(231,991)	(23,501)	1,070,113	(1,207,544)	(137,431)
Rydex VIF Health Care	138,512	(139,858)	(1,346)	258,794	(282,204)	(23,410)
Rydex VIF High Yield Strategy	245,228	(413,131)	(167,903)	704,651	(526,001)	178,650
Rydex VIF Internet	263,854	(200,032)	63,822	494,917	(446,462)	48,455
Rydex VIF Inverse Dow 2x Strategy	8,388,549	(7,649,902)	738,647	4,355,796	(8,532,237)	(4,176,441)
Rydex VIF Inverse Government Long Bond Strategy	413,824	(433,607)	(19,783)	1,866,156	(1,938,155)	(71,999)
Rydex VIF Inverse Mid-Cap Strategy	349,551	(366,411)	(16,860)	363,843	(408,600)	(44,757)
Rydex VIF Inverse NASDAQ-100 Strategy	4,154,328	(4,306,978)	(152,650)	1,860,496	(2,240,077)	(379,581)
Rydex VIF Inverse Russell 2000 Strategy	361,552	(542,792)	(181,240)	1,306,203	(1,549,500)	(243,297)
Rydex VIF Inverse S&P 500 Strategy	6,286,603	(6,471,569)	(184,966)	5,112,137	(5,481,884)	(369,747)
Rydex VIF Japan 2x Strategy	56,346	(86,216)	(29,870)	108,102	(140,539)	(32,437)
Rydex VIF Leisure	44,265	(48,986)	(4,721)	93,701	(88,858)	4,843
Rydex VIF Mid-Cap 1.5x Strategy	141,616	(157,772)	(16,156)	171,589	(212,822)	(41,233)
Rydex VIF NASDAQ-100	2,536,421	(2,550,125)	(13,704)	1,390,558	(1,487,137)	(96,579)
Rydex VIF NASDAQ-100 2x Strategy	2,003,288	(1,960,711)	42,577	560,510	(701,276)	(140,766)
Rydex VIF Nova	906,353	(1,044,834)	(138,481)	1,084,467	(1,104,269)	(19,802)
Rydex VIF Precious Metals	417,647	(465,250)	(47,603)	1,192,821	(1,329,402)	(136,581)
Rydex VIF Real Estate	304,788	(269,471)	35,317	476,254	(525,322)	(49,068)
Rydex VIF Retailing	70,034	(45,914)	24,120	43,621	(62,691)	(19,070)
Rydex VIF Russell 2000 1.5x Strategy	660,091	(659,155)	936	111,020	(151,443)	(40,423)
Rydex VIF Russell 2000 2x Strategy	978,728	(1,213,716)	(234,988)	898,637	(837,880)	60,757
Rydex VIF S&P 500 2x Strategy	2,927,757	(3,002,404)	(74,647)	1,234,329	(1,232,838)	1,491
Rydex VIF S&P 500 Pure Growth	1,504,592	(1,655,810)	(151,218)	1,171,556	(1,102,333)	69,223
Rydex VIF S&P 500 Pure Value	1,377,095	(1,239,418)	137,677	859,412	(971,715)	(112,303)
Rydex VIF S&P MidCap 400 Pure Growth	148,692	(182,412)	(33,720)	218,148	(192,499)	25,649
Rydex VIF S&P MidCap 400 Pure Value	18,356	(38,820)	(20,464)	126,964	(345,220)	(218,256)
Rydex VIF S&P SmallCap 600 Pure Growth	511,660	(540,192)	(28,532)	347,266	(409,775)	(62,509)
Rydex VIF S&P SmallCap 600 Pure Value	320,317	(363,823)	(43,506)	215,168	(418,569)	(203,401)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Strengthening Dollar 2x Strategy	31,492	(39,537)	(8,045)	51,126	(55,646)	(4,520)
Rydex VIF Technology	241,684	(348,139)	(106,455)	388,962	(476,475)	(87,513)
Rydex VIF Telecommunications	40,177	(19,115)	21,062	79,725	(225,078)	(145,353)
Rydex VIF Transportation	26,998	(110,419)	(83,421)	143,334	(190,474)	(47,140)
Rydex VIF U.S. Government Money Market (c)	38,658,400	(37,499,355)	1,159,045	27,609,929	(24,954,370)	2,655,559
Rydex VIF Utilities	254,087	(338,167)	(84,080)	618,676	(646,342)	(27,666)
Rydex VIF Weakening Dollar 2x Strategy	57,697	(66,385)	(8,688)	329,891	(319,557)	10,334
SEI VP Balanced Strategy	777	-	777	822	(4,484)	(3,662)
SEI VP Conservative Strategy	108	-	108	105	(7,402)	(7,297)
SEI VP Defensive Strategy	527	-	527	511	-	511
SEI VP Market Growth Strategy	57	-	57	1,870	-	1,870
SEI VP Market Plus Strategy	165	(3,342)	(3,177)	217	-	217
SEI VP Moderate Strategy	104	-	104	100	-	100
T. Rowe Price Blue Chip Growth	109,676	(209,177)	(99,501)	125,732	(25,938)	99,794
T. Rowe Price Capital Appreciation	80,194	(107,300)	(27,106)	132,874	(159,981)	(27,107)
T. Rowe Price Equity Income	3,033	(34,490)	(31,457)	6,511	(5,477)	1,034
T. Rowe Price Growth Stock	55,300	(64,448)	(9,148)	60,991	(52,440)	8,551
T. Rowe Price Health Sciences	189,895	(238,126)	(48,231)	260,017	(312,502)	(52,485)
T. Rowe Price Limited-Term Bond	20,953	(26,223)	(5,270)	28,545	(34,488)	(5,943)
T. Rowe Price Retirement 2010	3	-	3	4	(183)	(179)
T. Rowe Price Retirement 2015	426	(333)	93	55	(454)	(399)
T. Rowe Price Retirement 2020	1,224	(6,843)	(5,619)	1,676	(488)	1,188
T. Rowe Price Retirement 2025	829	(3,309)	(2,480)	3,791	(67)	3,724
T. Rowe Price Retirement 2030	5,716	(18)	5,698	1,041	(88)	953
T. Rowe Price Retirement 2035	430	(15)	415	353	(9)	344
T. Rowe Price Retirement 2040	356	(63)	293	5,508	(10)	5,498
T. Rowe Price Retirement 2050	119	(3)	116	10	-	10
T. Rowe Price Retirement 2055	72	(6)	66	71	(6)	65

(c) Liquidation. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

T. Rowe Price Retirement Balanced	2,121	(13,328)	(11,207)	27,846	(19,351)	8,495
Templeton Developing Markets VIP Fund	330,899	(471,700)	(140,801)	403,404	(243,917)	159,487
Templeton Foreign VIP Fund	50,147	(85,683)	(35,536)	172,332	(74,791)	97,541
Templeton Global Bond VIP Fund	262,966	(230,811)	32,155	165,621	(190,219)	(24,598)
Templeton Growth VIP Fund	2,164	(2,153)	11	2,632	(8,193)	(5,561)
Third Avenue Value	59	-	59	58	-	58
VanEck VIP Global Gold	1,663	(3,040)	(1,377)	26,027	(110,214)	(84,187)
VanEck VIP Global Hard Assets	44,497	(56,873)	(12,376)	19,793	(78,638)	(58,845)
Vanguard VIF Balanced	199,576	(160,394)	39,182	8,630	(379)	8,251
Vanguard VIF Capital Growth	5,112	(2,314)	2,798	16,202	(1,998)	14,204
Vanguard VIF Conservative Allocation	5,549	(107,295)	(101,746)	111,569	(3,591)	107,978
Vanguard VIF Diversified Value	3,185	(1,766)	1,419	12,194	(2,395)	9,799
Vanguard VIF Equity Income	42,885	(23,312)	19,573	20,054	(1,653)	18,401
Vanguard VIF Equity Index	356,146	(352,362)	3,784	22,303	(21,340)	963
Vanguard VIF Growth	234	(40)	194	27,454	(20,696)	6,758
Vanguard VIF High Yield Bond	15,533	(12,054)	3,479	64,068	(56,356)	7,712
Vanguard VIF International	304,474	(263,999)	40,475	44,446	(1,630)	42,816
Vanguard VIF Mid-Cap Index	32,820	(21,954)	10,866	34,923	(26,151)	8,772
Vanguard VIF Moderate Allocation	3,979	(2,562)	1,417	67,752	(61)	67,691
Vanguard VIF Short Term Investment Grade	83,563	(7,667)	75,896	38,643	(16,608)	22,035
Vanguard VIF Small Company Growth	27,261	(3,048)	24,213	35,425	(25,461)	9,964
Vanguard VIF Total Bond Market Index	119,099	(31,657)	87,442	83,550	(35,142)	48,408
Vanguard VIF Total Stock Market Index	41,356	(19,157)	22,199	43,281	(34,286)	8,995
Vanguard® VIF Real Estate Index (b)	1,452	(9,916)	(8,464)	4,553	(31,055)	(26,502)
Victory RS Partners (d)	808	(2,881)	(2,073)	776	(4,537)	(3,761)
Victory RS Science and Technology	18,600	(4,572)	14,028	21,524	(8,748)	12,776
Victory RS Value	13,555	(63,292)	(49,737)	90,423	(33,550)	56,873

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Virtus Ceredex Mid Cap Value Equity	5,478	(7,212)	(1,734)	11,909	(2,498)	9,411
Virtus Duff & Phelps International Series	40,880	(5,075)	35,805	69,463	(6,459)	63,004
Virtus Duff & Phelps Real Estate Securities Series	927	(11,947)	(11,020)	1,119	(6,755)	(5,636)
Virtus KAR Small-Cap Growth Series	38,194	(33,857)	4,337	18,627	(6,414)	12,213
Virtus Newfleet Multi-Sector Intermediate Bond Series	29,171	(32,946)	(3,775)	100,941	(5,862)	95,079
Virtus Rampart Equity Trend Series	1,671	(126,952)	(125,281)	4,893	(35,546)	(30,653)
Virtus Strategic Allocation Series	5,617	(197)	5,420	42	(12)	30
Voya MidCap Opportunities Portfolio	20,115	(19,301)	814	-	-	-
VY Clarion Global Real Estate Portfolio	851	(1,529)	(678)	1,510	(3,158)	(1,648)
VY Clarion Real Estate Portfolio	63	(8,199)	(8,136)	7,172	(1,936)	5,236
Wells Fargo Growth (d)	1,934	(9,936)	(8,002)	2,097	(5,311)	(3,214)
Wells Fargo International Equity VT	145	(2,663)	(2,518)	3,957	(67)	3,890
Wells Fargo Large Cap Core	49,283	(38,453)	10,830	29,765	(8,597)	21,168
Wells Fargo Omega Growth VT	9,985	(142)	9,843	1,297	-	1,297
Wells Fargo Opportunity	3,266	(13,047)	(9,781)	46,298	(58,527)	(12,229)
Wells Fargo Opportunity VT	39,063	(50,820)	(11,757)	43,966	(49,683)	(5,717)
Wells Fargo Small Cap Value	15,653	(28,671)	(13,018)	22,145	(43,051)	(20,906)
Western Asset Variable Global High Yield Bond	219,741	(310,060)	(90,319)	491,006	(336,692)	154,314

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2018, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

7Twelve Balanced Portfolio 3
2018	70,324	8.29	8.84	614,041	1.00	0.25	1.45	(12.46)	(11.42)
2017	68,541	9.46	9.98	675,198	0.24	0.25	1.45	4.32	4.82
2016	16,426	8.97	9.33	151,872	0.15	0.25	1.45	4.42	5.66
2015	20,220	8.59	8.83	177,380	0.40	0.25	1.45	(11.35)	(10.36)
2014	27,777	9.69	9.85	271,536	0.38	0.25	1.45	(4.63)	(3.43)
AB VPS Dynamic Asset Allocation (a)
2018	79,495	9.00	9.53	738,547	1.79	0.25	1.45	(11.42)	(10.26)
2017	63,849	10.16	10.62	666,428	1.64	0.25	1.45	9.25	10.63
2016	69,756	9.30	9.60	660,742	0.87	0.25	1.45	(1.06)	0.10
2015	68,988	9.40	9.59	656,484	0.71	0.25	1.45	(5.62)	(4.48)
2014	39,038	9.96	10.04	390,790	-	0.25	1.45	(0.40)	0.40
AB VPS Global Thematic Growth
2018	-	11.81	13.52	-	-	0.25	1.45	(13.98)	(12.89)
2017	2,743	13.73	15.52	42,154	0.63	0.25	1.45	30.39	31.97
2016	-	10.53	11.76	-	-	0.25	1.45	(5.22)	(4.08)
2015	-	11.11	12.26	-	-	0.25	1.45	(1.77)	(0.65)
2014	-	11.31	12.34	-	-	0.25	1.45	0.18	1.48

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Growth and Income
2018	87	11.93	15.46	1,332	1.57	0.25	1.45	(9.89)	(8.84)
2017	6,677	13.24	16.96	106,617	3.70	0.25	1.45	13.36	14.83
2016	9,997	11.68	14.77	141,811	1.28	0.25	1.45	6.28	7.50
2015	10,372	10.99	13.74	141,623	0.32	0.25	1.45	(3.00)	(1.79)
2014	6,530	11.33	13.99	91,002	1.39	0.25	1.45	4.52	5.74
AB VPS Small/Mid Cap Value (a)
2018	143,468	10.09	14.16	1,485,443	0.23	0.25	1.45	(19.06)	(18.01)
2017	120,854	12.36	17.27	1,542,317	0.22	0.25	1.45	7.95	9.23
2016	146,074	11.38	15.81	1,702,013	0.24	0.25	1.45	19.37	20.78
2015	57,348	9.46	13.09	561,467	0.61	0.25	1.45	(9.80)	(8.72)
2014	17,267	10.42	14.34	191,433	0.58	0.25	1.45	4.14	5.52
Alger Capital Appreciation
2018	27,480	14.26	17.92	405,166	-	0.25	1.45	(4.74)	(3.55)
2017	58,392	14.97	18.58	986,268	-	0.25	1.45	25.06	26.57
2016	33,936	11.97	14.68	429,759	-	0.25	1.45	(4.16)	(2.97)
2015	39,687	12.49	15.13	518,395	-	0.25	1.45	1.30	2.51
2014	14,534	12.33	14.76	189,283	-	0.25	1.45	8.44	9.82
Alger Large Cap Growth
2018	3,524	13.28	15.49	46,795	-	0.25	1.45	(2.71)	(1.53)
2017	6,687	13.65	15.73	103,731	-	0.25	1.45	22.42	23.86
2016	5,928	11.15	12.70	74,382	-	0.25	1.45	(5.59)	(4.37)
2015	12,531	11.81	13.28	164,804	-	0.25	1.45	(3.04)	(1.85)
2014	1,892	12.18	13.53	25,406	-	0.25	1.45	5.73	7.04
ALPS/Alerian Energy Infrastructure
2018	47,348	6.62	7.11	317,643	1.70	0.25	1.45	(22.48)	(21.61)
2017	55,232	8.54	9.07	476,915	2.05	0.25	1.45	(5.22)	(4.02)
2016	44,722	9.01	9.45	405,791	2.53	0.25	1.45	34.68	36.36
2015	20,072	6.69	6.93	135,390	0.78	0.25	1.45	(40.64)	(39.95)
2014	18,043	11.27	11.54	204,721	0.17	0.25	1.45	7.03	8.36

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century Diversified Bond
2018	43,022	8.45	8.45	363,138	2.49	0.90	0.90	(5.48)	(5.48)
2017	47,403	8.94	8.94	423,760	1.97	0.90	0.90	(0.89)	(0.89)
2016	50,674	9.02	9.02	456,904	2.17	0.90	0.90	(1.64)	(1.64)
2015	55,755	9.17	9.17	511,234	2.51	0.90	0.90	(3.88)	(3.88)
2014	44,526	9.54	9.54	424,704	2.50	0.90	0.90	1.60	1.60
American Century Equity Income
2018	505,041	13.92	17.85	8,831,607	1.78	0.90	1.25	(8.60)	(8.29)
2017	588,183	15.23	19.50	11,216,374	1.61	0.90	1.25	8.32	8.73
2016	561,562	14.06	17.97	9,847,596	1.67	0.90	1.25	14.22	14.66
2015	555,270	12.31	15.71	8,489,032	2.20	0.90	1.25	(3.83)	(3.47)
2014	523,340	12.80	16.31	8,291,593	2.18	0.90	1.25	7.38	7.76
American Century Heritage
2018	119,325	17.11	23.87	2,044,737	-	0.90	1.25	(9.39)	(9.09)
2017	135,998	18.82	26.31	2,562,621	-	0.90	1.25	16.46	16.89
2016	140,696	16.10	22.56	2,268,158	-	0.90	1.25	(1.27)	(0.98)
2015	146,309	16.26	22.81	2,380,784	-	0.90	1.25	(2.58)	(2.22)
2014	146,145	16.63	23.39	2,435,895	-	0.90	1.25	3.39	3.74
American Century International Bond
2018	543	7.02	7.02	3,809	1.08	0.90	0.90	(7.99)	(7.99)
2017	567	7.63	7.63	4,325	-	0.90	0.90	5.97	5.97
2016	549	7.20	7.20	3,952	-	0.90	0.90	(3.87)	(3.87)
2015	885	7.49	7.49	6,621	-	0.90	0.90	(10.73)	(10.73)
2014	285	8.39	8.39	2,395	2.67	0.90	0.90	(6.88)	(6.88)
American Century International Growth
2018	579,057	8.52	12.65	5,115,702	0.75	0.90	1.25	(19.27)	(19.01)
2017	596,631	10.52	15.65	6,478,552	0.64	0.90	1.25	25.25	25.69
2016	764,668	8.37	12.47	6,618,586	0.22	0.90	1.25	(9.99)	(9.61)
2015	775,405	9.26	13.83	7,393,981	0.31	0.90	1.25	(3.79)	(3.44)
2014	755,892	9.59	14.36	7,441,958	0.76	0.90	1.25	(9.50)	(9.19)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century Select
2018	199,124	11.66	17.02	2,344,021	-	0.90	1.25	(7.89)	(7.53)
2017	220,512	12.61	18.45	2,832,985	0.03	0.90	1.25	23.27	23.63
2016	208,674	10.20	14.95	2,131,869	0.12	0.90	1.25	0.78	1.29
2015	209,899	10.07	14.80	2,118,519	0.17	0.90	1.25	2.99	3.28
2014	215,498	9.75	14.35	2,104,977	0.15	0.90	1.25	5.63	5.98
American Century Strategic Allocation: Aggressive
2018	94,685	10.86	11.33	1,072,855	0.98	0.90	1.25	(11.99)	(11.69)
2017	93,677	12.34	12.83	1,201,552	1.10	0.90	1.25	14.05	14.35
2016	92,683	10.82	11.22	1,039,285	1.11	0.90	1.25	1.88	2.37
2015	94,875	10.62	10.96	1,039,945	0.78	0.90	1.25	(5.77)	(5.52)
2014	96,258	11.27	11.60	1,116,423	0.09	0.90	1.25	2.27	2.65
American Century Strategic Allocation: Conservative
2018	86,572	9.61	10.03	867,479	1.40	0.90	1.25	(8.74)	(8.49)
2017	82,656	10.53	10.96	902,827	1.02	0.90	1.25	5.72	6.20
2016	80,314	9.96	10.32	826,626	0.96	0.90	1.25	0.61	0.98
2015	77,362	9.90	10.22	788,864	0.13	0.90	1.25	(5.89)	(5.55)
2014	108,228	10.52	10.82	1,169,567	0.56	0.90	1.25	1.64	1.88
American Century Strategic Allocation: Moderate
2018	436,625	10.37	10.82	4,721,533	1.16	0.90	1.25	(10.53)	(10.21)
2017	457,488	11.59	12.05	5,509,033	1.29	0.90	1.25	10.17	10.45
2016	478,595	10.52	10.91	5,216,291	0.70	0.90	1.25	1.64	2.06
2015	457,455	10.35	10.69	4,887,916	0.61	0.90	1.25	(6.25)	(5.90)
2014	472,173	11.04	11.36	5,360,210	0.61	0.90	1.25	2.03	2.34
American Century Ultra
2018	28,037	18.48	18.48	517,490	-	0.90	0.90	(3.50)	(3.50)
2017	22,717	19.15	19.15	434,838	-	0.90	0.90	26.57	26.57
2016	22,394	15.13	15.13	338,772	0.03	0.90	0.90	0.13	0.13
2015	24,878	15.11	15.11	375,802	-	0.90	0.90	1.82	1.82
2014	27,228	14.84	14.84	403,867	0.08	0.90	0.90	5.47	5.47

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Income & Growth
2018	36,678	11.60	15.55	557,694	1.77	0.25	1.45	(11.25)	(10.17)
2017	32,228	13.07	17.31	545,579	1.99	0.25	1.45	15.05	16.41
2016	32,040	11.36	14.87	454,080	2.09	0.25	1.45	8.29	9.58
2015	45,014	10.49	13.57	580,230	2.29	0.25	1.45	(10.11)	(8.93)
2014	21,683	11.67	14.90	315,100	0.96	0.25	1.45	7.46	8.68
American Century VP Inflation Protection
2018	25,129	7.86	8.14	198,811	2.89	0.25	1.45	(6.97)	(5.92)
2017	21,179	8.37	8.75	179,081	2.69	0.25	1.45	(0.91)	0.36
2016	17,338	8.36	8.83	147,047	2.39	0.25	1.45	(0.11)	0.96
2015	5,862	8.29	8.84	48,681	0.39	0.25	1.45	(6.75)	(5.55)
2014	2,865	8.79	9.48	25,190	1.33	0.25	1.45	(1.25)	(1.25)
American Century VP International
2018	9,540	8.70	9.58	89,944	1.20	0.25	1.45	(18.99)	(17.98)
2017	9,394	10.74	11.68	108,238	1.03	0.25	1.45	25.17	26.68
2016	18,569	8.58	9.22	169,124	0.88	0.25	1.45	(9.59)	(8.53)
2015	18,220	9.49	10.08	181,852	0.18	0.25	1.45	(3.95)	(2.70)
2014	12,898	9.88	10.36	132,591	1.59	0.25	1.45	(9.77)	(8.64)
American Century VP Mid Cap Value (d)
2018	411,278	11.48	15.04	5,653,463	1.31	0.25	1.45	(16.75)	(15.79)
2017	483,442	13.79	17.86	7,922,237	1.13	0.25	1.45	6.57	7.92
2016	935,882	12.94	16.55	14,306,998	1.59	0.25	1.45	17.42	18.81
2015	1,503,286	11.02	13.93	19,469,872	1.70	0.25	1.45	(5.89)	(4.72)
2014	1,793,294	11.71	14.62	24,569,007	1.07	0.25	1.45	11.21	12.46
American Century VP Ultra
2018	714,424	18.20	20.01	14,231,107	0.13	0.75	1.35	(3.70)	(3.10)
2017	777,430	13.57	20.65	15,976,304	0.23	0.75	1.35	26.42	30.36
2016	844,832	14.95	16.25	13,629,350	0.24	0.75	1.35	(0.13)	0.56
2015	912,302	14.97	16.16	14,657,326	0.24	0.75	1.35	1.56	2.15
2014	738,039	14.74	15.82	11,579,141	0.28	0.75	1.35	5.14	5.75

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Value
2018	1,907,587	10.84	18.15	34,385,840	1.44	0.25	1.45	(13.28)	(12.22)
2017	2,252,318	12.46	20.77	46,202,950	1.42	0.25	1.45	3.82	7.23
2016	2,230,245	12.04	19.86	43,993,507	1.50	0.25	1.45	15.11	16.45
2015	1,858,453	10.46	17.14	31,682,396	1.94	0.25	1.45	(8.25)	(7.15)
2014	1,951,884	11.40	18.55	35,993,238	1.32	0.25	1.45	7.95	9.34
American Funds IS Asset Allocation (a)
2018	1,123,526	10.30	10.90	11,986,057	1.51	0.25	1.45	(9.01)	(7.86)
2017	1,162,996	11.32	12.17	13,478,062	1.60	0.25	1.45	10.87	14.49
2016	543,166	10.21	10.55	5,637,607	1.70	0.25	1.45	4.40	5.71
2015	382,986	9.78	9.98	3,776,953	2.26	0.25	1.45	(3.26)	(2.16)
2014	188,547	10.11	10.20	1,915,458	2.68	0.25	1.45	1.10	2.00
American Funds IS Blue Chip Income and Growth (a)
2018	39,864	10.98	11.62	444,706	2.44	0.25	1.45	(12.86)	(11.84)
2017	57,575	12.60	13.18	735,584	1.17	0.25	1.45	11.60	13.04
2016	423,323	11.29	11.66	4,908,525	2.31	0.25	1.45	13.35	14.65
2015	129,476	9.96	10.17	1,312,345	3.25	0.25	1.45	(7.52)	(6.27)
2014	3,516	10.77	10.85	38,118	-	0.25	1.45	7.70	8.50
American Funds IS Global Bond (a)
2018	782,898	8.11	8.59	6,564,601	2.28	0.25	1.45	(5.92)	(4.66)
2017	541,894	8.62	9.01	4,794,544	0.38	0.25	1.45	1.89	3.21
2016	522,388	8.46	8.73	4,500,352	0.52	0.25	1.45	(1.97)	(0.91)
2015	458,788	8.63	8.81	4,006,936	0.02	0.25	1.45	(8.48)	(7.36)
2014	367,857	9.43	9.51	3,484,663	2.73	0.25	1.45	(5.70)	(4.90)
American Funds IS Global Growth (a)
2018	634,262	10.75	11.38	7,045,853	0.55	0.25	1.45	(13.24)	(12.12)
2017	657,715	12.39	13.49	8,358,989	0.78	0.25	1.45	25.40	29.46
2016	270,386	9.88	10.20	2,722,010	0.63	0.25	1.45	(3.98)	(2.86)
2015	367,276	10.29	10.50	3,824,611	1.83	0.25	1.45	1.98	3.24
2014	37,195	10.09	10.17	376,983	1.76	0.25	1.45	0.90	1.70

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS Global Growth and Income (a)
2018	16,606	9.96	10.54	165,889	3.12	0.25	1.45	(13.84)	(12.75)
2017	16,334	11.56	12.08	188,944	3.59	0.25	1.45	20.42	21.77
2016	1,640	9.60	9.92	15,867	1.18	0.25	1.45	2.35	3.66
2015	3,360	9.38	9.57	31,610	2.66	0.25	1.45	(5.92)	(4.78)
2014	1,598	9.97	10.05	15,934	6.10	0.25	1.45	(0.30)	0.50
American Funds IS Global Small Capitalization (a)
2018	9,992	9.40	9.94	94,748	0.02	0.25	1.45	(14.70)	(13.72)
2017	8,992	11.02	11.52	99,827	0.59	0.25	1.45	20.17	21.65
2016	580	9.17	9.47	5,316	0.08	0.25	1.45	(2.65)	(1.46)
2015	716	9.42	9.61	6,741	-	0.25	1.45	(4.37)	(3.22)
2014	-	9.85	9.93	-	-	0.25	1.45	(1.50)	(0.70)
American Funds IS Growth (a)
2018	77,376	13.08	13.84	1,027,252	0.14	0.25	1.45	(4.80)	(3.69)
2017	169,808	13.74	14.37	2,400,529	0.63	0.25	1.45	22.35	23.88
2016	4,078	11.23	11.60	46,130	0.38	0.25	1.45	4.47	5.74
2015	8,731	10.75	10.97	94,877	1.24	0.25	1.45	1.99	3.20
2014	1,950	10.54	10.63	20,562	1.62	0.25	1.45	5.40	6.30
American Funds IS Growth-Income (a)
2018	1,186,503	11.87	12.56	14,534,324	1.33	0.25	1.45	(6.31)	(5.21)
2017	1,308,182	12.67	13.25	16,963,990	1.51	0.25	1.45	16.67	18.20
2016	898,442	10.86	11.21	9,918,233	1.42	0.25	1.45	6.47	7.68
2015	597,966	10.20	10.41	6,170,870	1.60	0.25	1.45	(3.23)	(2.07)
2014	484,663	10.54	10.63	5,131,746	2.27	0.25	1.45	5.40	6.30
American Funds IS International (a)
2018	619,198	8.79	9.30	5,628,176	1.57	0.25	1.45	(17.23)	(16.22)
2017	631,484	10.62	13.67	6,866,412	1.48	0.25	1.45	26.13	30.31
2016	194,135	8.42	8.69	1,665,580	1.46	0.25	1.45	(1.29)	(0.11)
2015	127,967	8.53	8.70	1,104,396	2.15	0.25	1.45	(8.87)	(7.84)
2014	55,300	9.36	9.44	520,280	2.95	0.25	1.45	(6.40)	(5.60)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS International Growth and Income (a)
2018	23,819	8.00	8.46	196,680	0.30	0.25	1.45	(15.34)	(14.29)
2017	308,033	9.45	9.87	3,018,068	3.53	0.25	1.45	19.32	20.66
2016	17,390	7.92	8.18	141,257	2.63	0.25	1.45	(3.18)	(2.04)
2015	13,866	8.18	8.35	115,327	4.28	0.25	1.45	(10.01)	(8.84)
2014	-	9.09	9.16	-	-	0.25	1.45	(9.10)	(8.40)
American Funds IS Mortgage (a)
2018	1,365	8.68	9.19	12,417	1.82	0.25	1.45	(4.30)	(3.06)
2017	1,411	9.07	9.48	13,276	0.70	0.25	1.45	(3.51)	(2.27)
2016	27,209	9.40	9.70	262,635	2.42	0.25	1.45	(2.39)	(1.32)
2015	1,938	9.63	9.83	18,971	3.37	0.25	1.45	(2.83)	(1.60)
2014	-	9.91	9.99	-	-	0.25	1.45	(0.90)	(0.10)
American Funds IS New World (a)
2018	210,343	8.44	8.93	1,835,277	0.50	0.25	1.45	(17.98)	(17.01)
2017	368,803	10.29	13.33	3,905,486	1.19	0.25	1.45	23.38	27.44
2016	78,259	8.34	8.61	665,207	0.70	0.25	1.45	0.48	1.65
2015	61,325	8.30	8.47	515,440	0.76	0.25	1.45	(7.57)	(6.51)
2014	23,648	8.98	9.06	213,375	1.56	0.25	1.45	(10.20)	(9.40)
American Funds IS U.S. Government/AAA-Rated Securities (a)
2018	7,285	8.62	9.12	62,813	1.25	0.25	1.45	(3.90)	(2.67)
2017	12,934	8.97	9.37	115,975	0.75	0.25	1.45	(3.13)	(1.99)
2016	22,539	9.26	9.56	213,832	3.16	0.25	1.45	(3.34)	(2.25)
2015	27,844	9.58	9.78	269,656	2.15	0.25	1.45	(3.13)	(1.91)
2014	5,693	9.89	9.97	56,461	1.85	0.25	1.45	(1.10)	(0.30)
AMG Managers Fairpointe Mid Cap
2018	143,414	14.07	14.69	2,104,415	0.35	0.90	1.25	(22.01)	(21.70)
2017	166,807	18.04	18.76	3,126,101	-	0.90	1.25	6.87	7.26
2016	158,196	16.88	17.49	2,764,298	0.34	0.90	1.25	18.87	19.30
2015	164,275	14.20	14.66	2,406,181	0.26	0.90	1.25	(14.10)	(13.82)
2014	202,824	16.53	17.01	3,445,222	0.10	0.90	1.25	5.15	5.59

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ariel
2018	292,006	12.71	17.94	4,552,893	0.90	0.90	1.25	(17.31)	(16.97)
2017	327,742	15.37	21.66	6,156,197	0.77	0.90	1.25	11.05	11.46
2016	272,751	13.84	19.47	4,633,983	0.31	0.90	1.25	10.81	11.14
2015	252,721	12.49	17.56	3,851,438	0.66	0.90	1.25	(8.09)	(7.77)
2014	253,195	13.59	19.08	4,185,812	0.54	0.90	1.25	6.34	6.72
Baron Asset
2018	41,580	14.90	14.90	619,379	-	0.90	0.90	(3.99)	(3.99)
2017	48,000	15.52	15.52	744,606	-	0.90	0.90	21.34	21.34
2016	33,714	12.79	12.79	431,085	-	0.90	0.90	2.16	2.16
2015	39,708	12.52	12.52	497,030	-	0.90	0.90	(3.91)	(3.91)
2014	39,234	13.03	13.03	511,058	-	0.90	0.90	5.34	5.34
BlackRock Advantage Large Cap Core V.I.
2018	6,653	12.66	15.46	88,028	1.19	0.25	1.45	(9.64)	(8.57)
2017	7,572	14.01	16.91	112,898	1.27	0.25	1.45	16.65	18.09
2016	4,877	12.01	14.32	58,587	0.67	0.25	1.45	5.44	6.71
2015	8,297	11.39	13.42	101,297	1.15	0.25	1.45	(4.12)	(2.96)
2014	4,593	11.88	13.83	54,582	1.30	0.25	1.45	7.22	8.56
BlackRock Advantage Small Cap Growth
2018	6,213	13.53	13.53	84,074	0.09	0.90	0.90	(8.89)	(8.89)
2017	6,928	14.85	14.85	102,789	0.11	0.90	0.90	10.24	10.24
2016	4,949	13.47	13.47	66,686	-	0.90	0.90	8.72	8.72
2015	2,098	12.39	12.39	26,001	-	0.90	0.90	(7.61)	(7.61)
2014	1,776	13.41	13.41	23,801	-	0.90	0.90	(2.05)	(2.05)
BlackRock Basic Value V.I.
2018	12,972	10.39	13.27	153,452	1.64	0.25	1.45	(12.17)	(11.06)
2017	12,593	11.83	14.92	168,509	1.48	0.25	1.45	3.32	4.56
2016	2,707	11.45	14.27	30,979	1.07	0.25	1.45	12.59	13.98
2015	4,207	10.17	12.52	42,778	0.49	0.25	1.45	(10.24)	(9.14)
2014	14,695	11.33	13.78	195,092	1.14	0.25	1.45	4.91	6.08

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Capital Appreciation V.I.
2018	24,163	14.40	16.06	353,212	-	0.25	1.45	(2.37)	(1.11)
2017	23,284	14.75	16.24	347,760	-	0.25	1.45	27.16	28.68
2016	20,828	11.60	12.62	241,538	-	0.25	1.45	(4.45)	(3.30)
2015	20,218	12.14	13.05	245,485	-	0.25	1.45	1.93	3.16
2014	8,535	11.91	12.65	106,076	-	0.25	1.45	3.84	5.07
BlackRock Equity Dividend
2018	41,934	13.35	13.35	559,821	1.74	0.90	0.90	(11.00)	(11.00)
2017	43,789	15.00	15.00	657,037	1.15	0.90	0.90	11.94	11.94
2016	75,585	13.40	13.40	1,012,701	1.78	0.90	0.90	11.57	11.57
2015	72,138	12.01	12.01	866,441	1.73	0.90	0.90	(4.23)	(4.23)
2014	68,842	12.54	12.54	863,184	1.71	0.90	0.90	4.94	4.94
BlackRock Equity Dividend V.I. (a)
2018	409,905	11.16	14.32	4,681,420	2.27	0.25	1.45	(11.45)	(10.39)
2017	220,632	12.52	15.98	2,885,447	1.47	0.25	1.45	11.48	12.77
2016	272,761	11.16	14.17	3,152,422	1.67	0.25	1.45	10.93	12.37
2015	115,632	9.98	12.61	1,205,059	1.63	0.25	1.45	(5.14)	(4.03)
2014	78,476	10.45	13.14	879,386	1.42	0.25	1.45	4.33	5.63
BlackRock Global Allocation
2018	31,701	9.93	9.93	314,838	0.57	0.90	0.90	(11.18)	(11.18)
2017	34,046	11.18	11.18	380,661	0.77	0.90	0.90	8.97	8.97
2016	22,550	10.26	10.26	231,308	1.02	0.90	0.90	(0.19)	(0.19)
2015	20,142	10.28	10.28	207,070	1.32	0.90	0.90	(4.90)	(4.90)
2014	7,964	10.81	10.81	86,053	2.31	0.90	0.90	(1.99)	(1.99)
BlackRock Global Allocation V.I. (a)
2018	207,424	9.14	9.98	1,899,963	0.97	0.25	1.45	(11.67)	(10.57)
2017	175,633	10.27	11.65	1,812,232	1.22	0.25	1.45	8.81	12.34
2016	192,189	9.38	10.14	1,813,555	0.98	0.25	1.45	(0.73)	0.50
2015	293,170	9.38	10.09	2,771,391	1.21	0.25	1.45	(5.33)	(4.18)
2014	204,940	9.84	10.53	2,030,306	3.85	0.25	1.45	(2.50)	(1.31)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Global Opportunities V.I. (d)
2018	-	-	-	-	-	0.25	1.45	-	-
2017	1,814	11.49	12.49	21,448	0.96	0.25	1.45	19.56	20.91
2016	3,555	9.61	10.33	34,598	1.49	0.25	1.45	(1.23)	0.10
2015	4,801	9.73	10.32	47,041	0.89	0.25	1.45	(3.85)	(2.82)
2014	3,827	10.12	10.62	39,196	0.70	0.25	1.45	(8.58)	(7.41)
BlackRock High Yield V.I. (a)
2018	364,989	9.39	10.39	3,459,759	16.80	0.25	1.45	(7.19)	(6.06)
2017	585,803	10.04	11.06	6,016,371	8.04	0.25	1.45	2.39	3.66
2016	2,102,702	9.74	10.67	21,077,782	5.07	0.25	1.45	7.95	9.21
2015	179,354	8.96	9.77	1,621,836	11.90	0.25	1.45	(8.00)	(6.86)
2014	193,075	9.68	10.49	1,883,045	12.72	0.25	1.45	(3.20)	(0.76)
BlackRock International Dividend
2018	21,424	9.03	9.03	193,976	3.09	0.90	0.90	(16.62)	(16.62)
2017	29,795	10.83	10.83	322,737	1.01	0.90	0.90	11.88	11.88
2016	33,927	9.68	9.68	328,288	4.26	0.90	0.90	(3.30)	(3.30)
2015	34,746	10.01	10.01	347,946	-	0.90	0.90	(4.76)	(4.76)
2014	26,074	10.51	10.51	274,106	2.86	0.90	0.90	(14.83)	(14.83)
BlackRock Large Cap Focus Growth V.I.
2018	3,141	15.19	18.44	54,285	-	0.25	1.45	(1.68)	(0.54)
2017	2,146	15.45	18.54	39,251	0.01	0.25	1.45	23.60	25.10
2016	2,083	12.50	14.82	30,515	0.46	0.25	1.45	2.80	4.07
2015	2,021	12.16	14.24	28,502	0.38	0.25	1.45	(1.94)	(0.77)
2014	1,961	12.40	14.35	27,929	0.37	0.25	1.45	8.96	10.38

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Calamos Growth
2018	560,909	12.41	17.68	8,038,291	-	0.90	1.25	(9.75)	(9.48)
2017	611,929	13.75	19.57	9,687,691	-	0.90	1.25	21.25	21.77
2016	683,823	11.34	16.11	8,888,101	-	0.90	1.25	(6.20)	(5.90)
2015	737,755	12.09	17.15	10,183,322	-	0.90	1.25	(1.23)	(0.94)
2014	828,761	12.24	17.34	11,552,911	-	0.90	1.25	3.90	4.37
Calamos Growth and Income
2018	474,223	11.96	16.49	7,090,713	1.65	0.90	1.25	(7.91)	(7.50)
2017	512,944	12.93	17.87	8,307,304	1.57	0.90	1.25	11.53	11.90
2016	552,719	11.56	16.00	8,015,920	3.08	0.90	1.25	2.78	3.16
2015	613,335	11.21	15.55	8,633,216	3.23	0.90	1.25	(2.55)	(2.18)
2014	699,625	11.46	15.93	10,085,611	1.19	0.90	1.25	2.78	3.18
Calamos High Income Opportunities
2018	40,501	9.90	10.33	417,532	6.59	0.90	1.25	(8.25)	(7.93)
2017	41,984	10.79	11.22	470,273	4.82	0.90	1.25	1.60	1.91
2016	37,512	10.62	11.01	412,007	5.25	0.90	1.25	7.27	7.73
2015	45,503	9.90	10.22	464,480	3.88	0.90	1.25	(8.59)	(8.34)
2014	143,043	10.83	11.15	1,591,916	4.59	0.90	1.25	(3.39)	(3.04)
ClearBridge Small Cap Growth
2018	904	15.23	15.23	13,765	-	0.90	0.90	0.13	0.13
2017	1,185	15.21	15.21	18,014	-	0.90	0.90	20.14	20.14
2016	1,467	12.66	12.66	18,563	-	0.90	0.90	1.77	1.77
2015	2,220	12.44	12.44	27,751	-	0.90	0.90	(8.53)	(8.53)
2014	2,352	13.60	13.60	32,107	-	0.90	0.90	(0.66)	(0.66)
ClearBridge Variable Aggressive Growth
2018	864,798	13.57	14.85	12,770,816	0.39	0.75	1.35	(12.45)	(11.97)
2017	937,283	12.04	16.87	15,779,893	0.21	0.75	1.35	11.03	14.56
2016	1,595,864	13.96	15.10	23,807,484	0.36	0.75	1.35	(3.39)	(2.77)
2015	1,791,409	14.45	15.53	27,779,017	0.08	0.75	1.35	(6.11)	(5.54)
2014	1,895,311	15.39	16.44	31,021,115	0.01	0.75	1.35	14.94	15.61

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

ClearBridge Variable Small Cap Growth
2018	411,917	16.18	17.82	7,105,038	-	0.75	1.35	(0.98)	(0.39)
2017	642,124	16.34	17.89	10,932,489	-	0.75	1.35	18.92	19.67
2016	571,354	13.74	14.95	8,234,075	-	0.75	1.35	1.33	1.91
2015	915,029	13.56	14.67	12,807,403	-	0.75	1.35	(8.50)	(7.91)
2014	857,782	14.82	15.93	13,263,397	-	0.75	1.35	(0.34)	0.25
Dimensional VA Global Bond Portfolio
2018	32,214	8.49	8.84	281,189	4.53	0.65	1.85	(3.08)	(1.89)
2017	32,092	8.76	9.01	286,154	1.21	0.65	1.85	(2.67)	(1.53)
2016	65,364	9.00	9.15	593,260	1.71	0.65	1.85	(3.12)	(1.93)
2015	63,606	9.27	9.33	589,818	2.10	0.65	1.85	(3.33)	(2.10)
2014	30,880	9.49	9.61	293,064	3.51	0.65	1.85	(1.94)	(0.83)
Dimensional VA International Small Portfolio
2018	60,892	9.84	11.39	648,611	1.43	0.65	1.85	(23.60)	(22.67)
2017	79,407	12.88	14.73	1,111,286	2.64	0.65	1.85	23.73	25.36
2016	77,478	10.41	11.75	870,754	2.29	0.65	1.85	1.17	2.35
2015	79,147	10.29	11.48	879,771	3.02	0.65	1.85	0.78	2.04
2014	26,281	10.21	11.25	293,613	3.99	0.65	1.85	(10.20)	(9.13)
Dimensional VA International Value Portfolio
2018	99,120	8.59	9.74	943,289	2.52	0.65	1.85	(21.05)	(20.10)
2017	111,088	10.88	12.19	1,329,013	2.96	0.65	1.85	19.82	21.29
2016	101,529	9.08	10.05	1,004,216	3.18	0.65	1.85	3.89	5.24
2015	98,712	8.74	9.55	927,835	4.30	0.65	1.85	(11.36)	(10.33)
2014	45,725	9.86	10.65	484,182	6.11	0.65	1.85	(11.57)	(10.50)
Dimensional VA Short-Term Fixed Portfolio
2018	218,737	7.97	8.36	1,772,046	0.94	0.65	1.85	(3.04)	(1.88)
2017	90,269	8.22	8.52	761,963	0.86	0.65	1.85	(3.97)	(2.85)
2016	124,899	8.56	8.77	1,086,456	0.90	0.65	1.85	(3.93)	(2.77)
2015	62,041	8.91	9.02	556,505	0.41	0.65	1.85	(4.50)	(3.32)
2014	29,271	9.29	9.33	272,003	0.13	0.65	1.85	(4.60)	(3.52)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA U.S. Large Value Portfolio
2018	184,654	11.39	15.12	2,634,959	2.48	0.65	1.85	(16.31)	(15.25)
2017	163,915	13.61	17.84	2,716,150	2.00	0.65	1.85	13.42	14.80
2016	139,334	12.00	15.54	2,007,711	1.95	0.65	1.85	13.21	14.60
2015	123,986	10.60	13.56	1,563,842	3.20	0.65	1.85	(7.99)	(6.87)
2014	49,019	11.52	14.56	692,057	3.11	0.65	1.85	3.97	5.20
Dimensional VA U.S. Targeted Value Portfolio
2018	82,976	10.16	13.72	999,392	1.04	0.65	1.85	(19.87)	(18.91)
2017	85,120	12.68	16.92	1,271,601	1.08	0.65	1.85	4.53	5.82
2016	83,117	12.13	15.99	1,187,775	1.02	0.65	1.85	21.42	22.91
2015	83,540	9.99	13.01	997,327	1.87	0.65	1.85	(9.76)	(8.64)
2014	32,024	11.07	14.24	445,771	1.67	0.65	1.85	(1.16)	(1.16)
Dreyfus Appreciation
2018	360,480	11.54	14.90	4,208,028	1.26	0.90	1.25	(10.30)	(9.98)
2017	445,577	12.82	16.59	5,779,186	1.23	0.90	1.25	21.36	21.86
2016	464,040	10.52	13.65	4,939,203	1.53	0.90	1.25	2.72	3.13
2015	471,128	10.21	13.26	4,857,698	1.70	0.90	1.25	(6.59)	(6.24)
2014	485,057	10.89	14.17	5,332,164	1.69	0.90	1.25	3.79	4.21
Dreyfus IP MidCap Stock (a)
2018	456,747	10.04	10.04	4,584,461	0.36	0.75	0.75	(18.84)	(18.84)
2017	486,166	12.37	12.50	6,011,904	0.80	0.75	1.25	10.84	13.53
2016	460,543	11.16	11.16	5,139,295	0.37	0.75	0.75	10.93	10.93
2015	136,809	10.06	10.06	1,376,172	0.23	0.75	0.75	(6.07)	(6.07)
2014	35,559	10.71	10.71	380,995	-	0.75	0.75	7.10	7.10
Dreyfus IP Small Cap Stock Index (a)
2018	444,301	11.32	15.59	5,144,534	0.78	0.25	1.45	(12.93)	(11.87)
2017	436,489	12.91	17.69	5,745,527	0.73	0.25	1.45	7.47	8.79
2016	342,026	11.93	16.26	4,144,374	0.39	0.25	1.45	20.25	21.71
2015	94,097	9.85	13.36	978,758	0.96	0.25	1.45	(6.60)	(5.45)
2014	175,783	10.47	14.13	1,859,716	0.04	0.25	1.45	0.63	4.70

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dreyfus IP Technology Growth
2018	520,603	15.44	20.61	10,490,679	-	0.25	1.45	(5.62)	(4.42)
2017	551,279	16.36	21.67	11,769,351	-	0.25	1.45	36.11	37.78
2016	494,861	12.02	15.81	7,766,941	-	0.25	1.45	(0.08)	1.09
2015	577,341	12.03	15.72	9,012,226	-	0.25	1.45	1.26	2.53
2014	551,509	11.88	15.41	8,452,189	-	0.25	1.45	1.89	3.14
Dreyfus Opportunistic Midcap Value
2018	145,843	15.18	25.03	2,305,665	-	0.90	1.25	(21.47)	(21.20)
2017	163,983	19.33	31.82	3,279,189	-	0.90	1.25	10.77	11.20
2016	171,951	17.45	28.67	3,093,285	0.02	0.90	1.25	12.58	12.97
2015	210,030	15.50	25.43	3,342,102	-	0.90	1.25	(14.17)	(13.88)
2014	274,262	18.06	29.59	5,155,568	0.11	0.90	1.25	4.70	5.01
Dreyfus Stock Index
2018	14,390	12.71	16.16	219,825	1.11	0.25	1.45	(8.95)	(7.92)
2017	23,754	13.96	17.55	404,256	1.48	0.25	1.45	15.85	17.31
2016	16,494	12.05	14.96	239,093	2.83	0.25	1.45	6.64	7.94
2015	6,216	11.30	13.86	80,737	1.53	0.25	1.45	(3.58)	(2.39)
2014	7,230	11.72	14.20	102,228	1.57	0.25	1.45	8.22	9.48
Dreyfus Strategic Value
2018	227,818	14.28	21.30	3,653,972	1.58	0.90	1.25	(14.39)	(14.07)
2017	245,190	16.68	24.84	4,566,470	0.88	0.90	1.25	10.03	10.46
2016	273,527	15.16	22.54	4,610,996	1.30	0.90	1.25	13.39	13.76
2015	276,949	13.37	19.85	4,079,087	0.88	0.90	1.25	(6.37)	(6.07)
2014	328,695	14.28	21.18	5,152,824	0.75	0.90	1.25	5.78	6.25
Dreyfus VIF Appreciation (a)
2018	36,028	10.92	13.45	392,979	1.23	0.25	1.45	(11.20)	(10.09)
2017	27,996	12.20	14.96	341,321	1.13	0.25	1.45	21.50	23.03
2016	42,571	9.97	12.16	424,366	1.69	0.25	1.45	2.94	4.11
2015	65,640	9.62	11.68	642,397	3.13	0.25	1.45	(7.01)	(5.81)
2014	16,190	10.27	12.40	166,228	1.14	0.25	1.45	2.70	4.38

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dreyfus VIF International Value
2018	2,684,623	5.66	8.28	17,860,951	1.56	0.25	1.45	(20.58)	(19.66)
2017	2,693,129	7.11	10.36	23,077,007	1.23	0.25	1.45	22.52	24.07
2016	2,345,149	5.79	8.39	16,902,935	0.88	0.25	1.45	(5.88)	(4.77)
2015	1,023,059	6.14	8.85	8,241,885	2.47	0.25	1.45	(7.26)	(6.07)
2014	1,268,197	6.60	9.48	11,226,309	1.23	0.25	1.45	(13.49)	(12.52)
DWS Capital Growth VIP (b)
2018	1,723	14.20	17.19	29,143	0.51	0.25	1.45	(6.15)	(4.98)
2017	1,696	15.13	18.09	30,259	0.46	0.25	1.45	20.46	21.90
2016	1,667	12.56	14.84	24,449	0.21	0.25	1.45	(0.48)	0.68
2015	6,367	12.62	14.74	92,963	0.49	0.25	1.45	3.53	4.84
2014	6,583	12.19	14.06	91,847	0.10	0.25	1.45	7.78	9.08
DWS Core Equity VIP (b)
2018	11,140	13.05	16.48	163,816	1.51	0.25	1.45	(10.12)	(9.05)
2017	14,066	14.52	18.12	226,169	0.93	0.25	1.45	15.42	16.83
2016	14,582	12.58	15.51	201,697	1.58	0.25	1.45	5.45	6.74
2015	17,337	11.93	14.53	230,636	0.77	0.25	1.45	0.34	1.54
2014	1,462	11.89	14.31	20,766	-	0.25	1.45	6.64	7.92
DWS Global Small Cap VIP (b)
2018	3,595	8.33	9.75	32,405	-	0.25	1.45	(24.20)	(23.29)
2017	3,560	10.99	12.71	42,146	-	0.25	1.45	14.36	15.76
2016	1,939	9.61	10.98	19,094	0.13	0.25	1.45	(3.13)	(1.96)
2015	1,993	9.92	11.20	20,312	0.99	0.25	1.45	(3.50)	(2.35)
2014	1,555	10.28	11.47	17,695	0.37	0.25	1.45	(8.46)	(7.35)
DWS Government & Agency Securities VIP (b)
2018	-	8.42	8.74	-	4.62	0.25	1.45	(4.21)	(3.00)
2017	994	8.79	9.01	8,793	3.06	0.25	1.45	(3.19)	(1.96)
2016	2,322	9.08	9.19	21,053	6.69	0.25	1.45	(3.61)	(2.44)
2015	4,583	9.33	9.42	42,708	3.62	0.25	1.45	(4.66)	(3.48)
2014	7,489	9.69	9.88	72,549	1.46	0.25	1.45	0.41	1.56

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

DWS High Income VIP (b)
2018	582	9.20	10.00	5,748	92.48	0.25	1.45	(7.07)	(5.93)
2017	240	9.90	10.63	2,375	11.27	0.25	1.45	2.59	3.81
2016	156,409	9.65	10.24	1,510,675	5.09	0.25	1.45	7.70	9.05
2015	345,165	8.96	9.39	3,092,690	0.33	0.25	1.45	(9.04)	(7.94)
2014	219	9.85	10.20	2,160	78.22	0.25	1.45	(3.24)	(2.11)
DWS International Growth (b)
2018	11,291	9.25	9.53	105,950	0.78	0.25	1.45	(20.53)	(19.58)
2017	9,278	11.64	11.85	108,481	-	0.25	1.45	19.75	21.29
2016	-	9.66	9.77	-	-	0.25	1.45	(1.12)	0.10
2015	-	9.67	9.83	-	-	0.25	1.45	(5.84)	(4.78)
2014	-	10.17	10.44	-	-	0.25	1.45	(4.57)	(3.39)
DWS Small Mid Cap Value VIP (b)
2018	967	9.71	11.27	9,383	1.50	0.25	1.45	(20.02)	(18.98)
2017	3,121	12.14	13.91	40,381	0.24	0.25	1.45	5.38	6.59
2016	911	11.52	13.05	10,496	0.21	0.25	1.45	11.41	12.79
2015	884	10.34	11.57	9,144	-	0.25	1.45	(6.51)	(5.40)
2014	858	11.06	12.23	9,488	-	0.25	1.45	0.55	1.75
Eaton Vance VT Floating-Rate Income (a)
2018	318,850	9.05	9.58	2,923,380	3.29	0.25	1.45	(4.44)	(3.23)
2017	1,089,172	9.47	9.90	10,326,425	3.40	0.25	1.45	(1.04)	0.10
2016	976,901	9.57	9.89	9,379,703	2.76	0.25	1.45	4.13	5.44
2015	122,689	9.19	9.38	1,129,443	6.37	0.25	1.45	(5.36)	(4.09)
2014	1,935	9.71	9.78	18,913	1.00	0.25	1.45	(2.90)	(2.20)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Federated Bond
2018	681,079	10.76	11.23	7,642,608	3.24	0.90	1.25	(7.00)	(6.65)
2017	571,983	11.57	12.03	6,878,204	3.79	0.90	1.25	2.21	2.56
2016	620,874	11.32	11.73	7,277,210	4.06	0.90	1.25	3.76	4.08
2015	614,912	10.91	11.27	6,925,956	4.65	0.90	1.25	(6.03)	(5.69)
2014	466,260	11.61	11.95	5,569,032	4.30	0.90	1.25	1.40	1.79
Federated Fund for U.S. Government Securities II
2018	591,579	8.32	9.68	4,979,476	2.23	0.25	1.45	(3.93)	(2.81)
2017	537,514	8.66	9.96	4,716,292	2.56	0.25	1.45	(2.61)	(1.29)
2016	677,295	8.88	10.09	6,071,797	2.44	0.25	1.45	(2.84)	(1.66)
2015	547,359	9.14	10.26	5,039,915	3.14	0.25	1.45	(3.89)	(2.66)
2014	476,848	9.51	10.54	4,541,383	2.43	0.25	1.45	0.11	1.25
Federated High Income Bond II
2018	399,804	9.54	14.11	5,609,325	9.77	0.25	1.45	(7.65)	(6.53)
2017	765,001	10.33	15.26	11,612,244	7.05	0.25	1.45	1.87	3.15
2016	893,540	10.14	14.96	13,308,641	5.74	0.25	1.45	9.62	10.88
2015	936,790	9.25	13.64	12,755,169	5.86	0.25	1.45	(7.04)	(5.90)
2014	1,152,298	9.95	14.65	16,868,777	6.76	0.25	1.45	(2.07)	(0.82)
Fidelity Advisor Dividend Growth
2018	186,637	11.02	14.30	2,061,934	1.15	0.90	1.25	(11.25)	(10.91)
2017	238,429	12.37	16.09	3,012,628	1.14	0.90	1.25	14.39	14.75
2016	224,799	10.78	14.05	2,434,303	0.92	0.90	1.25	2.88	3.26
2015	246,696	10.44	13.63	2,577,135	0.77	0.90	1.25	(5.37)	(5.00)
2014	266,584	10.99	14.38	2,941,337	0.80	0.90	1.25	6.64	7.01
Fidelity Advisor International Capital Appreciation (d)
2018	30,947	11.79	14.57	366,400	-	0.90	1.10	(16.79)	(16.62)
2017	32,475	14.14	17.51	460,903	-	0.90	1.10	29.70	29.96
2016	34,136	10.88	13.50	372,755	-	0.90	1.10	(7.60)	(7.40)
2015	41,156	11.75	14.61	485,028	-	0.90	1.10	(1.62)	(1.51)
2014	43,338	11.93	14.85	518,128	-	0.90	1.10	(1.79)	(1.57)

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity Advisor Leveraged Company Stock
2018	2,134	12.21	12.21	26,123	-	0.90	0.90	(19.46)	(19.46)
2017	3,448	15.16	15.16	52,365	0.37	0.90	0.90	12.55	12.55
2016	3,706	13.47	13.47	49,998	0.39	0.90	0.90	4.66	4.66
2015	9,156	12.87	12.87	117,940	0.23	0.90	0.90	(9.62)	(9.62)
2014	9,343	14.24	14.24	133,128	0.35	0.90	0.90	1.06	1.06
Fidelity Advisor New Insights
2018	153,937	14.71	14.71	2,265,034	-	0.90	0.90	(8.35)	(8.35)
2017	136,867	16.05	16.05	2,196,761	-	0.90	0.90	22.80	22.80
2016	138,149	13.07	13.07	1,805,232	0.01	0.90	0.90	1.95	1.95
2015	125,319	12.82	12.82	1,606,301	-	0.90	0.90	(1.76)	(1.76)
2014	145,432	13.05	13.05	1,898,074	-	0.90	0.90	4.82	4.82
Fidelity Advisor Real Estate
2018	155,246	8.63	20.30	1,809,464	1.92	0.90	1.25	(10.75)	(10.41)
2017	172,763	9.67	22.66	2,215,924	1.07	0.90	1.25	(1.02)	(0.59)
2016	244,201	9.77	22.80	3,047,943	1.32	0.90	1.25	0.62	1.00
2015	294,971	9.71	22.58	3,573,287	1.02	0.90	1.25	(1.22)	(0.88)
2014	314,295	9.83	22.78	3,832,837	1.29	0.90	1.25	23.80	24.32
Fidelity Advisor Stock Selector Mid Cap
2018	49,974	13.73	18.60	688,952	0.39	0.90	1.10	(12.59)	(12.44)
2017	46,831	15.68	21.28	737,158	0.03	0.90	1.10	14.78	15.04
2016	45,409	13.63	18.54	621,214	0.31	0.90	1.10	5.70	5.91
2015	48,826	12.87	17.54	630,928	-	0.90	1.10	(7.59)	(7.41)
2014	56,767	13.90	18.98	789,716	-	0.90	1.10	5.21	5.46
Fidelity Advisor Value Strategies
2018	113,397	11.62	18.02	1,538,651	0.51	0.90	1.25	(21.27)	(20.99)
2017	125,329	14.76	22.86	2,149,286	1.00	0.90	1.25	13.63	14.01
2016	141,963	12.99	20.08	2,132,806	1.06	0.90	1.25	6.13	6.50
2015	154,950	12.24	18.90	2,184,416	0.73	0.90	1.25	(7.13)	(6.79)
2014	164,986	13.18	20.32	2,495,383	0.54	0.90	1.25	1.54	1.90

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Balanced
2018	90,833	11.12	12.75	1,110,386	1.32	0.25	1.45	(8.63)	(7.47)
2017	92,139	12.17	13.78	1,213,928	1.17	0.25	1.45	11.14	12.40
2016	107,591	10.95	12.26	1,265,671	0.98	0.25	1.45	2.24	3.55
2015	152,628	10.71	11.84	1,740,642	0.80	0.25	1.45	(4.03)	(2.87)
2014	354,567	11.16	12.19	4,047,165	2.22	0.25	1.45	5.28	6.56
Fidelity VIP Contrafund
2018	806,398	12.01	17.50	13,699,710	0.44	0.25	1.45	(10.71)	(9.61)
2017	1,000,138	13.45	19.58	18,978,197	0.75	0.25	1.45	16.25	17.66
2016	1,207,775	11.57	16.82	19,783,357	0.64	0.25	1.45	3.03	4.32
2015	1,084,553	11.23	16.31	17,262,411	0.80	0.25	1.45	(3.93)	(2.77)
2014	1,190,967	11.69	16.97	19,878,981	0.73	0.25	1.45	6.76	8.10
Fidelity VIP Disciplined Small Cap
2018	8,543	10.31	13.41	103,654	0.69	0.25	1.45	(17.06)	(16.03)
2017	7,149	12.43	15.97	102,473	0.58	0.25	1.45	2.14	3.37
2016	5,367	12.17	15.45	77,274	0.33	0.25	1.45	16.91	18.39
2015	11,566	10.41	13.05	129,986	0.60	0.25	1.45	(6.47)	(5.30)
2014	1,839	11.13	13.78	25,169	0.13	0.25	1.45	0.36	1.55
Fidelity VIP Emerging Markets
2018	55,556	9.37	9.67	528,033	0.59	0.25	1.45	(21.72)	(20.80)
2017	47,682	11.97	12.21	574,477	0.57	0.25	1.45	40.66	42.31
2016	24,295	8.51	8.58	206,832	0.11	0.25	1.45	(1.50)	(0.35)
2015	29,272	8.56	8.64	250,807	0.48	0.25	1.45	(14.29)	(13.21)
2014	7,507	9.88	10.08	74,642	0.06	0.25	1.45	(3.26)	(2.07)
Fidelity VIP Equity-Income (a)
2018	277,146	10.23	10.23	2,838,571	2.09	0.75	0.75	(11.89)	(11.89)
2017	322,501	11.61	11.61	3,743,704	1.50	0.75	0.75	8.50	8.50
2016	342,589	10.70	10.70	3,665,261	3.02	0.75	0.75	13.35	13.35
2015	98,026	9.44	9.44	925,008	4.52	0.75	0.75	(7.72)	(7.72)
2014	35,798	10.23	10.23	366,305	5.83	0.75	0.75	2.30	2.30

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Growth & Income (a)
2018	303,657	10.87	15.53	3,350,027	0.24	0.25	1.45	(13.09)	(12.11)
2017	308,567	12.43	17.67	3,894,997	1.01	0.25	1.45	11.53	12.91
2016	363,603	11.07	15.65	4,076,205	1.68	0.25	1.45	10.68	12.11
2015	257,975	9.92	13.96	2,602,904	2.88	0.25	1.45	(6.78)	(5.68)
2014	84,943	10.57	14.80	963,198	2.79	0.25	1.45	5.48	6.71
Fidelity VIP Growth Opportunities (a)
2018	1,016,543	15.15	19.32	16,584,394	0.09	0.25	1.45	7.35	8.60
2017	898,276	14.02	17.79	13,584,776	0.12	0.25	1.45	28.28	29.95
2016	731,500	10.85	13.69	8,841,285	0.05	0.25	1.45	(4.30)	(3.18)
2015	637,813	11.25	14.14	8,028,021	-	0.25	1.45	0.76	2.02
2014	526,088	11.09	13.86	6,717,296	0.01	0.25	1.45	7.10	10.90
Fidelity VIP High Income (a)
2018	86,205	9.28	9.92	806,214	16.66	0.25	1.45	(7.85)	(6.77)
2017	219,503	10.02	10.64	2,211,342	4.70	0.25	1.45	2.23	3.50
2016	275,288	9.73	10.28	2,708,513	8.47	0.25	1.45	9.20	10.54
2015	46,141	8.84	9.30	408,310	1.29	0.25	1.45	(8.05)	(6.91)
2014	610,897	9.55	9.99	5,992,377	10.39	0.25	1.45	(4.50)	(2.35)
Fidelity VIP Index 500
2018	1,119,941	12.82	14.74	15,121,155	1.47	0.25	1.45	(8.88)	(7.82)
2017	1,602,160	14.07	15.99	23,473,354	1.58	0.25	1.45	16.18	17.57
2016	1,758,368	12.11	13.60	22,254,476	1.47	0.25	1.45	6.70	8.02
2015	1,435,931	11.35	12.59	16,985,637	1.94	0.25	1.45	(3.32)	(2.18)
2014	1,656,863	11.74	12.87	20,259,373	1.35	0.25	1.45	8.30	9.63
Fidelity VIP Investment Grade Bond
2018	576,722	8.88	10.55	5,640,191	2.16	0.25	1.45	(5.13)	(4.00)
2017	623,176	9.36	10.99	6,377,629	2.10	0.25	1.45	(0.53)	0.64
2016	695,203	9.41	10.92	7,166,699	2.09	0.25	1.45	(0.11)	1.20
2015	763,093	9.42	10.79	7,836,362	2.11	0.25	1.45	(5.14)	(4.09)
2014	953,952	9.93	11.25	10,303,699	1.97	0.25	1.45	0.91	2.27

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Mid Cap
2018	37,669	10.78	12.32	446,721	0.44	0.25	1.45	(18.52)	(17.48)
2017	36,006	13.23	14.93	519,465	0.44	0.25	1.45	15.34	16.64
2016	60,660	11.47	12.80	767,059	0.35	0.25	1.45	7.00	8.38
2015	46,548	10.72	11.81	544,201	0.26	0.25	1.45	(5.88)	(4.83)
2014	43,460	11.39	12.41	535,207	0.02	0.25	1.45	1.42	2.65
Fidelity VIP Overseas (a)
2018	290,862	8.59	9.60	2,520,463	1.38	0.25	1.45	(18.78)	(17.81)
2017	305,579	10.50	11.68	3,234,609	1.48	0.25	1.45	24.36	25.86
2016	171,167	8.39	9.28	1,445,912	1.23	0.25	1.45	(9.47)	(8.30)
2015	169,345	9.20	10.12	1,564,085	2.07	0.25	1.45	(1.19)	(0.43)
2014	26,731	9.24	10.12	251,456	2.23	0.25	1.45	(12.30)	(7.60)
Fidelity VIP Real Estate
2018	20,795	9.97	12.82	253,793	2.25	0.25	1.45	(10.50)	(9.46)
2017	29,576	11.14	14.16	401,733	1.37	0.25	1.45	(0.80)	0.50
2016	42,190	11.23	14.09	572,472	1.23	0.25	1.45	0.90	2.10
2015	45,310	11.13	13.80	607,205	1.72	0.25	1.45	(1.07)	0.15
2014	44,261	11.25	13.78	598,085	2.21	0.25	1.45	24.17	25.62
Fidelity VIP Strategic Income
2018	41,362	9.13	9.99	404,126	3.07	0.25	1.45	(7.03)	(5.93)
2017	55,459	9.82	10.62	559,854	2.91	0.25	1.45	2.83	4.12
2016	58,487	9.55	10.20	574,115	5.46	0.25	1.45	3.35	4.62
2015	14,181	9.24	9.75	134,826	3.09	0.25	1.45	(6.19)	(5.16)
2014	10,341	9.85	10.28	104,750	3.53	0.25	1.45	(1.20)	0.10
FormulaFolios US Equity Portfolio (a)
2018	22,469	8.85	9.18	205,074	1.91	0.25	1.45	(15.15)	(14.21)
2017	18,651	10.43	10.70	198,710	-	0.25	1.45	6.43	7.75
2016	117,709	9.80	9.93	1,165,984	-	0.25	1.45	(1.31)	(0.20)
2015	-	9.93	9.95	-	-	0.25	1.45	(0.70)	(0.50)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Flex Cap Growth VIP Fund
2018	17,367	12.95	14.75	247,170	-	0.25	1.45	(1.37)	(0.14)
2017	1,334	13.13	14.77	17,509	-	0.25	1.45	21.46	22.88
2016	1,295	10.81	12.02	13,994	-	0.25	1.45	(7.13)	(6.02)
2015	828	11.64	12.79	9,636	-	0.25	1.45	(0.17)	1.03
2014	5,782	11.66	12.66	71,915	-	0.25	1.45	1.48	2.76
Franklin Founding Funds Allocation VIP Fund
2018	274,014	9.86	9.86	2,701,439	2.71	0.75	0.75	(12.97)	(12.97)
2017	364,951	11.33	11.33	4,132,019	2.52	0.75	0.75	7.70	7.70
2016	423,730	10.52	10.52	4,457,336	3.79	0.75	0.75	8.79	8.79
2015	495,065	9.67	9.67	4,788,389	2.80	0.75	0.75	(9.71)	(9.71)
2014	597,949	10.71	10.71	6,404,794	2.84	0.75	0.75	(1.02)	(1.02)
Franklin Growth and Income VIP Fund
2018	2,090	11.55	14.75	30,355	2.51	0.25	1.45	(8.77)	(7.64)
2017	2,028	12.66	15.97	31,956	5.34	0.25	1.45	10.86	12.15
2016	2,333	11.42	14.24	31,857	1.33	0.25	1.45	6.73	8.04
2015	7,613	10.70	13.18	85,950	5.23	0.25	1.45	(5.23)	(4.08)
2014	1,854	11.29	13.74	25,278	2.36	0.25	1.45	4.34	5.61
Franklin Income VIP Fund
2018	1,627,588	9.67	11.25	16,853,893	4.49	0.25	1.45	(8.51)	(7.41)
2017	1,776,953	10.57	12.15	19,955,592	4.38	0.25	1.45	4.86	6.11
2016	1,874,901	10.08	11.45	19,967,307	5.51	0.25	1.45	9.09	10.41
2015	1,852,602	9.24	10.37	18,014,455	4.74	0.25	1.45	(11.15)	(9.98)
2014	2,698,410	10.40	11.52	29,390,133	5.24	0.25	1.45	0.10	1.23
Franklin Large Cap Growth VIP Fund
2018	950	12.63	15.61	12,873	-	0.25	1.45	(5.82)	(4.64)
2017	281	13.41	16.37	4,533	-	0.25	1.45	22.58	24.02
2016	-	10.94	13.20	-	-	0.25	1.45	(6.09)	(4.97)
2015	-	11.65	13.89	-	-	0.25	1.45	1.04	2.28
2014	2,102	11.53	13.58	28,348	-	0.25	1.45	7.56	8.90

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Mutual Global Discovery VIP Fund
2018	1,205,832	9.43	11.52	12,170,219	2.32	0.25	1.45	(15.12)	(14.09)
2017	1,408,212	11.11	13.41	16,638,055	1.74	0.25	1.45	3.91	5.18
2016	1,583,878	10.69	12.75	17,891,993	1.57	0.25	1.45	7.22	8.60
2015	1,831,418	9.97	11.74	19,156,133	2.84	0.25	1.45	(7.86)	(6.75)
2014	2,211,120	10.82	12.59	24,933,193	2.10	0.25	1.45	1.12	2.27
Franklin Mutual Shares VIP Fund
2018	3,121	9.95	12.41	31,634	2.48	0.25	1.45	(13.02)	(11.99)
2017	3,198	11.44	14.10	37,221	0.71	0.25	1.45	3.62	4.91
2016	16,015	11.04	13.44	193,898	0.46	0.25	1.45	10.95	12.37
2015	10,589	9.95	11.96	105,316	3.90	0.25	1.45	(9.05)	(8.00)
2014	6,647	10.94	13.00	78,777	3.47	0.25	1.45	2.43	3.67
Franklin Rising Dividends VIP Fund
2018	106,502	11.97	15.90	1,393,061	1.25	0.25	1.45	(9.25)	(8.09)
2017	103,231	13.19	17.30	1,520,684	1.43	0.25	1.45	15.30	16.66
2016	101,869	11.44	14.83	1,307,945	1.46	0.25	1.45	10.96	12.35
2015	76,426	10.31	13.20	862,781	1.46	0.25	1.45	(7.86)	(6.71)
2014	48,833	11.19	14.15	628,499	1.48	0.25	1.45	4.00	5.20
Franklin Small Cap Value VIP Fund
2018	221,469	10.48	13.14	2,614,474	1.18	0.25	1.45	(16.69)	(15.72)
2017	506,078	12.58	15.59	7,059,504	0.33	0.25	1.45	5.80	7.15
2016	408,308	11.89	14.55	5,412,714	0.57	0.25	1.45	24.50	25.97
2015	520,835	9.55	11.55	5,449,681	0.69	0.25	1.45	(11.41)	(10.33)
2014	709,885	10.78	12.88	8,336,030	0.53	0.25	1.45	(3.75)	(2.65)
Franklin Small-Mid Cap Growth VIP Fund
2018	235,738	11.21	25.08	3,085,642	-	0.25	1.45	(9.54)	(8.40)
2017	221,461	12.39	27.38	3,186,989	-	0.25	1.45	16.10	17.51
2016	215,178	10.67	23.30	2,744,338	-	0.25	1.45	(0.37)	0.82
2015	246,871	10.71	23.11	3,095,472	-	0.25	1.45	(6.95)	(5.79)
2014	279,823	11.50	24.53	3,822,945	-	0.25	1.45	2.77	4.07

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Strategic Income VIP Fund (a)
2018	886,849	8.69	9.77	7,852,448	2.75	0.25	1.45	(6.46)	(5.33)
2017	898,831	9.29	10.32	8,469,153	3.34	0.25	1.45	0.64	1.28
2016	735,131	9.29	10.19	6,867,705	3.33	0.25	1.45	3.22	4.41
2015	694,468	8.97	9.76	6,244,251	6.46	0.25	1.45	(8.07)	(6.96)
2014	398,180	9.69	10.49	3,874,818	4.02	0.25	1.45	(3.10)	(1.32)
Franklin U.S. Government Securities VIP Fund
2018	17,666	8.37	8.67	149,654	2.35	0.25	1.45	(4.01)	(2.91)
2017	14,005	8.72	8.93	122,719	3.44	0.25	1.45	(3.11)	(1.87)
2016	28,739	9.00	9.10	258,483	0.70	0.25	1.45	(3.74)	(2.57)
2015	35,854	9.25	9.35	334,548	1.44	0.25	1.45	(3.91)	(2.71)
2014	20,845	9.53	9.73	200,024	-	0.25	1.45	(1.12)	(1.12)
Goldman Sachs Emerging Markets Equity
2018	376,002	7.76	8.09	3,040,674	0.19	0.90	1.25	(24.22)	(24.04)
2017	457,116	10.24	10.65	4,860,244	0.75	0.90	1.25	41.24	41.81
2016	362,065	7.25	7.51	2,711,071	0.84	0.90	1.25	0.55	0.81
2015	305,207	7.21	7.45	2,268,164	-	0.90	1.25	(9.99)	(9.70)
2014	254,132	8.01	8.25	2,092,117	-	0.90	1.25	(3.49)	(3.06)
Goldman Sachs Government Income
2018	355,751	8.22	8.58	3,043,044	1.86	0.90	1.25	(4.08)	(3.70)
2017	462,900	8.57	8.91	4,108,792	1.60	0.90	1.25	(2.61)	(2.30)
2016	601,596	8.80	9.12	5,470,642	1.47	0.90	1.25	(3.30)	(2.98)
2015	526,169	9.10	9.40	4,932,600	1.36	0.90	1.25	(4.11)	(3.69)
2014	491,372	9.49	9.76	4,786,097	1.35	0.90	1.25	(0.42)	(0.10)
Goldman Sachs VIT Growth Opportunities
2018	9,875	11.40	14.32	139,271	-	0.25	1.45	(8.51)	(7.43)
2017	7,460	12.46	15.47	113,870	-	0.25	1.45	21.44	22.88
2016	9,914	10.26	12.59	123,391	-	0.25	1.45	(3.02)	(1.87)
2015	3,878	10.58	12.83	49,260	-	0.25	1.45	(9.34)	(8.23)
2014	5,553	11.67	13.98	76,723	-	0.25	1.45	6.28	7.54

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT High Quality Floating Rate
2018	1,432	8.13	8.83	12,267	1.37	0.25	1.45	(2.98)	(1.78)
2017	11,443	8.38	8.99	101,206	1.39	0.25	1.45	(2.90)	(1.75)
2016	12,606	8.63	9.15	113,796	0.95	0.25	1.45	(3.47)	(2.24)
2015	21,110	8.94	9.36	194,561	0.58	0.25	1.45	(4.79)	(3.60)
2014	33,530	9.39	9.71	323,168	0.26	0.25	1.45	(4.38)	(3.29)
Goldman Sachs VIT International Equity Insights (b)
2018	2,279	8.33	9.06	20,332	1.69	0.25	1.45	(20.21)	(19.18)
2017	2,241	10.44	11.21	24,806	1.71	0.25	1.45	20.69	22.11
2016	2,202	8.65	9.18	19,991	1.76	0.25	1.45	(7.09)	(5.94)
2015	2,267	9.31	9.76	21,934	0.47	0.25	1.45	(3.62)	(2.50)
2014	11,753	9.66	10.01	116,726	2.75	0.25	1.45	(11.70)	(10.63)
Goldman Sachs VIT Mid Cap Value
2018	71,903	9.86	12.29	796,888	0.57	0.25	1.45	(14.56)	(13.57)
2017	71,054	11.54	14.22	910,814	0.41	0.25	1.45	5.97	7.32
2016	99,431	10.89	13.25	1,202,903	1.36	0.25	1.45	8.36	9.69
2015	64,475	10.05	12.08	718,715	0.13	0.25	1.45	(13.51)	(12.46)
2014	48,242	11.62	13.80	649,863	1.29	0.25	1.45	8.40	9.70
Goldman Sachs VIT Small Cap Equity Insights
2018	40,533	11.27	14.17	465,141	0.48	0.25	1.45	(12.77)	(11.71)
2017	1,624	12.92	16.05	24,726	0.80	0.25	1.45	6.34	7.65
2016	-	12.15	14.91	-	-	0.25	1.45	17.62	19.09
2015	-	10.33	12.52	-	-	0.25	1.45	(6.68)	(5.65)
2014	-	11.07	13.27	-	-	0.25	1.45	2.03	3.27
Goldman Sachs VIT Strategic Growth
2018	8,586	13.82	17.82	147,356	-	0.25	1.45	(5.67)	(4.50)
2017	8,358	14.65	18.66	150,625	0.28	0.25	1.45	24.68	26.17
2016	8,136	11.75	14.79	116,538	0.37	0.25	1.45	(2.73)	(1.53)
2015	9,044	12.08	15.02	132,300	0.10	0.25	1.45	(1.39)	(0.20)
2014	11,418	12.25	15.05	168,417	0.10	0.25	1.45	8.50	9.77

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim Alpha Opportunity
2018	7,330	12.34	18.08	118,807	1.06	0.90	1.25	(15.01)	(14.68)
2017	7,409	14.52	21.19	141,271	-	0.90	1.25	3.05	3.42
2016	10,501	14.09	20.50	192,005	-	0.90	1.25	8.14	8.52
2015	9,426	13.03	18.89	163,861	-	0.90	1.25	(8.63)	(8.25)
2014	10,108	14.26	20.59	194,788	0.02	0.90	1.25	5.16	5.48
Guggenheim Floating Rate Strategies
2018	175,871	9.98	9.98	1,754,851	4.90	0.90	0.90	(4.13)	(4.13)
2017	203,580	10.41	10.41	2,119,399	3.98	0.90	0.90	(0.57)	(0.57)
2016	144,161	10.47	10.47	1,509,610	3.79	0.90	0.90	3.25	3.25
2015	150,462	10.14	10.14	1,524,954	4.44	0.90	0.90	(2.78)	(2.78)
2014	134,967	10.43	10.43	1,407,153	4.82	0.90	0.90	(1.42)	(1.42)
Guggenheim High Yield
2018	286,281	12.61	15.11	3,960,963	6.50	0.90	1.25	(7.28)	(6.96)
2017	319,440	13.60	16.24	4,749,283	5.60	0.90	1.25	2.49	2.80
2016	292,420	13.27	15.80	4,234,685	6.17	0.90	1.25	11.61	12.06
2015	297,800	11.89	14.11	3,870,956	6.72	0.90	1.25	(6.45)	(6.06)
2014	332,792	12.71	15.02	4,583,293	6.88	0.90	1.25	(2.90)	(2.57)
Guggenheim Large Cap Value
2018	350,737	11.93	16.40	4,297,655	0.81	0.90	1.25	(13.73)	(13.36)
2017	343,700	13.77	18.98	4,839,198	1.02	0.90	1.25	10.48	10.87
2016	389,728	12.42	17.15	4,927,519	1.43	0.90	1.25	16.01	16.40
2015	346,904	10.67	14.75	3,733,854	0.92	0.90	1.25	(9.21)	(8.88)
2014	327,281	11.71	16.23	3,834,944	1.07	0.90	1.25	4.29	4.65
Guggenheim Long Short Equity
2018	31,704	10.97	10.97	347,900	-	0.90	0.90	(16.26)	(16.26)
2017	33,421	13.10	13.10	438,003	-	0.90	0.90	10.46	10.46
2016	35,094	11.86	11.86	416,452	-	0.90	0.90	(3.50)	(3.50)
2015	38,843	12.29	12.29	477,490	-	0.90	0.90	(2.69)	(2.69)
2014	38,899	12.63	12.63	491,581	-	0.90	0.90	(1.17)	(1.17)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim Macro Opportunities
2018	1,132	10.39	10.39	11,752	2.89	0.90	0.90	(3.62)	(3.62)
2017	1,103	10.78	10.78	11,891	3.04	0.90	0.90	0.94	0.94
2016	712	10.68	10.68	7,606	5.11	0.90	0.90	5.95	5.95
2015	695	10.08	10.08	7,005	4.48	0.90	0.90	(5.26)	(5.26)
2014	-	10.64	10.64	-	-	0.90	0.90	1.14	1.14
Guggenheim Managed Futures Strategy
2018	-	6.94	6.94	-	-	0.90	0.90	(11.37)	(11.37)
2017	107	7.83	7.83	838	4.89	0.90	0.90	3.57	3.57
2016	95	7.56	7.56	716	5.12	0.90	0.90	(18.45)	(18.45)
2015	70	9.27	9.27	651	2.53	0.90	0.90	(4.83)	(4.83)
2014	71	9.74	9.74	694	0.36	0.90	0.90	5.87	5.87
Guggenheim Mid Cap Value
2018	572,677	15.34	27.69	12,865,026	0.10	0.90	1.25	(16.68)	(16.43)
2017	608,563	18.41	33.20	16,319,516	-	0.90	1.25	8.61	8.99
2016	672,271	16.95	30.52	16,522,411	1.18	0.90	1.25	21.51	22.00
2015	722,488	13.95	25.07	14,531,494	-	0.90	1.25	(11.37)	(11.09)
2014	811,653	15.74	28.25	18,360,202	-	0.90	1.25	(3.67)	(3.30)
Guggenheim Multi-Hedge Strategies
2018	97	8.28	8.28	802	0.03	0.90	0.90	(8.20)	(8.20)
2017	589	9.02	9.02	5,311	-	0.90	0.90	(0.44)	(0.44)
2016	472	9.06	9.06	4,277	0.15	0.90	0.90	(4.33)	(4.33)
2015	397	9.47	9.47	3,761	-	0.90	0.90	(2.67)	(2.67)
2014	391	9.73	9.73	3,807	0.81	0.90	0.90	0.83	0.83
Guggenheim Small Cap Value
2018	9,848	11.46	11.46	112,894	1.57	0.90	0.90	(16.23)	(16.23)
2017	15,287	13.68	13.68	209,180	0.92	0.90	0.90	(0.51)	(0.51)
2016	14,853	13.75	13.75	204,173	0.62	0.90	0.90	21.47	21.47
2015	15,225	11.32	11.32	172,398	-	0.90	0.90	(11.01)	(11.01)
2014	17,634	12.72	12.72	224,394	0.42	0.90	0.90	(5.43)	(5.43)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim StylePlus Large Core
2018	114,248	9.70	13.46	1,111,402	1.19	0.90	1.25	(10.73)	(10.43)
2017	130,646	10.83	15.05	1,450,119	0.90	0.90	1.25	16.83	17.33
2016	156,289	9.23	12.86	1,470,805	0.87	0.90	1.25	8.25	8.59
2015	113,342	8.50	11.86	965,311	0.58	0.90	1.25	(3.21)	(2.86)
2014	100,451	8.75	12.24	881,288	0.94	0.90	1.25	10.11	10.48
Guggenheim StylePlus Mid Growth
2018	153,199	11.92	18.33	1,888,422	0.95	0.90	1.25	(11.18)	(10.85)
2017	148,416	13.37	20.60	2,033,588	0.47	0.90	1.25	19.01	19.48
2016	186,740	11.19	17.29	2,155,927	0.67	0.90	1.25	3.67	4.00
2015	152,489	10.76	16.65	1,645,858	0.11	0.90	1.25	(4.94)	(4.61)
2014	168,683	11.28	17.49	1,909,258	-	0.90	1.25	7.61	8.05
Guggenheim Total Return Bond
2018	62,849	10.44	10.44	655,991	2.98	0.90	0.90	(3.24)	(3.24)
2017	44,681	10.79	10.79	481,883	3.15	0.90	0.90	2.18	2.18
2016	37,037	10.56	10.56	391,164	3.50	0.90	0.90	1.73	1.73
2015	22,985	10.38	10.38	238,623	3.51	0.90	0.90	(2.99)	(2.99)
2014	5,613	10.70	10.70	60,013	6.93	0.90	0.90	3.68	3.68
Guggenheim US Investment Grade Bond
2018	705,750	8.88	9.81	6,844,396	2.34	0.90	1.25	(3.37)	(3.06)
2017	683,551	9.19	10.12	6,859,118	3.48	0.90	1.25	1.88	2.22
2016	715,370	9.02	9.90	7,038,419	3.61	0.90	1.25	0.67	1.02
2015	695,023	8.96	9.80	6,776,619	4.66	0.90	1.25	(3.24)	(2.87)
2014	605,576	9.26	10.09	6,088,973	3.82	0.90	1.25	3.23	3.49
Guggenheim VIF All Cap Value
2018	1,570,680	11.08	22.40	25,580,728	1.08	0.25	1.45	(14.51)	(13.48)
2017	1,634,735	12.96	25.89	31,713,996	1.08	0.25	1.45	9.74	11.12
2016	1,677,095	11.81	23.30	29,161,664	1.39	0.25	1.45	17.40	18.76
2015	2,154,357	10.06	19.62	30,382,625	0.95	0.25	1.45	(8.88)	(7.71)
2014	2,422,708	11.04	21.26	38,001,733	-	0.25	1.45	2.99	4.16

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Alpha Opportunity (d)
2018	205,568	16.28	17.88	3,657,368	-	0.75	1.35	(15.34)	(14.86)
2017	235,585	19.23	21.00	4,923,851	-	0.75	1.35	2.67	3.30
2016	261,517	18.73	20.33	5,295,066	-	0.75	1.35	7.95	8.60
2015	264,738	17.35	18.72	4,934,731	-	0.75	1.35	(8.78)	(8.19)
2014	318,395	19.02	20.39	6,469,345	-	0.75	1.35	4.74	5.32
Guggenheim VIF Floating Rate Strategies (a)
2018	612,421	9.25	9.80	5,830,054	2.92	0.25	1.45	(5.13)	(3.92)
2017	378,741	9.75	10.86	3,776,301	3.49	0.25	1.45	(1.02)	2.16
2016	336,046	9.85	10.19	3,363,339	5.17	0.25	1.45	3.79	5.16
2015	349,332	9.49	9.69	3,342,843	3.91	0.25	1.45	(3.65)	(2.52)
2014	165,859	9.85	9.94	1,637,200	-	0.25	1.45	(2.09)	(0.90)
Guggenheim VIF Global Managed Futures Strategy
2018	222,914	4.71	7.44	1,056,927	-	0.25	1.45	(12.98)	(11.90)
2017	267,245	5.38	9.32	1,438,065	1.45	0.25	1.45	4.01	7.37
2016	300,413	5.14	8.22	1,576,953	4.12	0.25	1.45	(18.53)	(17.57)
2015	302,544	6.26	10.09	1,942,181	2.26	0.25	1.45	(5.79)	(4.70)
2014	326,113	6.60	10.71	2,239,736	-	0.25	1.45	7.21	8.61
Guggenheim VIF High Yield
2018	988,317	9.59	31.71	25,311,632	8.08	0.25	1.45	(8.32)	(7.17)
2017	1,275,338	10.46	34.34	35,678,544	5.30	0.25	1.45	1.65	2.81
2016	1,591,104	10.29	33.56	42,472,180	7.69	0.25	1.45	12.34	13.77
2015	1,554,477	9.16	29.65	40,063,313	10.20	0.25	1.45	(8.12)	(7.05)
2014	1,693,674	9.97	32.05	47,489,520	-	0.25	1.45	(1.97)	(0.74)

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Large Cap Value
2018	1,952,763	11.32	21.16	26,912,737	1.34	0.25	1.45	(13.52)	(12.42)
2017	2,182,678	13.09	24.16	34,674,493	1.23	0.25	1.45	10.74	12.11
2016	2,454,657	11.82	21.55	35,180,453	1.58	0.25	1.45	16.11	17.50
2015	2,242,204	10.18	18.34	27,222,502	1.13	0.25	1.45	(9.19)	(8.12)
2014	2,630,960	11.21	19.96	35,013,058	-	0.25	1.45	4.67	6.00
Guggenheim VIF Long Short Equity
2018	672,723	8.11	12.09	7,425,617	-	0.25	1.45	(16.75)	(15.74)
2017	802,742	9.64	14.42	10,626,304	0.41	0.25	1.45	9.82	11.17
2016	695,858	8.69	13.03	8,303,994	-	0.25	1.45	(3.72)	(2.64)
2015	850,024	8.93	13.45	10,289,466	-	0.25	1.45	(3.12)	(1.94)
2014	815,295	9.13	13.79	10,193,219	-	0.25	1.45	(1.72)	(0.54)
Guggenheim VIF Managed Asset Allocation
2018	974,631	10.38	12.14	11,334,542	1.45	0.25	1.45	(9.82)	(8.79)
2017	1,065,020	11.51	13.37	13,650,585	1.47	0.25	1.45	9.31	10.73
2016	1,305,312	10.53	12.21	15,192,089	1.15	0.25	1.45	3.34	4.61
2015	1,494,091	10.19	11.81	16,723,531	0.87	0.25	1.45	(4.23)	(3.12)
2014	1,824,519	10.64	12.32	20,925,388	-	0.25	1.45	2.01	3.31
Guggenheim VIF Mid Cap Value
2018	1,418,177	10.11	30.34	39,918,737	0.63	0.25	1.45	(16.79)	(15.78)
2017	1,646,910	12.15	36.20	55,510,680	0.63	0.25	1.45	8.77	10.09
2016	2,111,658	11.17	33.05	63,802,399	0.84	0.25	1.45	21.15	22.69
2015	1,866,317	9.22	27.07	48,846,429	0.61	0.25	1.45	(10.83)	(9.75)
2014	2,325,221	10.34	30.16	67,520,540	-	0.25	1.45	(3.45)	(2.34)
Guggenheim VIF Multi-Hedge Strategies
2018	862,322	5.76	8.18	5,072,268	-	0.25	1.45	(9.21)	(8.23)
2017	510,762	6.34	10.05	3,367,594	-	0.25	1.45	(0.88)	2.45
2016	659,632	6.38	9.09	4,387,458	0.07	0.25	1.45	(4.82)	(3.64)
2015	1,304,368	6.70	9.55	8,922,755	0.35	0.25	1.45	(2.55)	(1.46)
2014	1,300,250	6.87	9.80	9,040,990	-	0.25	1.45	0.10	1.35

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Small Cap Value
2018	859,500	9.22	30.25	24,387,141	0.37	0.25	1.45	(16.49)	(15.49)
2017	1,011,564	11.04	35.96	34,308,289	0.36	0.25	1.45	(0.81)	0.41
2016	1,026,043	11.13	36.00	35,191,820	0.11	0.25	1.45	20.98	22.58
2015	1,055,558	9.20	29.52	29,746,143	-	0.25	1.45	(10.68)	(9.65)
2014	1,388,404	10.30	32.83	42,485,145	0.01	0.25	1.45	(5.68)	(4.51)
Guggenheim VIF StylePlus Large Core
2018	1,637,494	8.70	16.35	14,464,505	1.56	0.25	1.45	(10.67)	(9.57)
2017	2,030,744	9.67	18.08	20,068,320	1.19	0.25	1.45	16.89	18.32
2016	2,029,240	8.22	15.28	16,919,231	0.79	0.25	1.45	8.38	9.69
2015	2,000,766	7.53	13.93	15,284,103	1.38	0.25	1.45	(2.91)	(1.76)
2014	2,334,245	7.70	14.18	18,356,228	-	0.25	1.45	10.46	11.83
Guggenheim VIF StylePlus Large Growth
2018	860,353	9.45	16.34	8,149,841	1.70	0.25	1.45	(7.87)	(6.68)
2017	989,760	10.19	17.51	10,178,750	1.06	0.25	1.45	24.48	25.88
2016	981,214	8.13	13.91	8,020,024	0.51	0.25	1.45	3.96	5.30
2015	1,236,253	7.76	13.21	9,693,812	0.92	0.25	1.45	0.90	2.09
2014	1,045,075	7.64	12.94	8,162,899	-	0.25	1.45	10.14	11.55
Guggenheim VIF StylePlus Mid Growth
2018	806,629	11.96	27.85	10,281,906	1.42	0.25	1.45	(11.23)	(10.07)
2017	917,276	13.14	30.97	13,446,775	0.97	0.25	1.45	19.29	23.15
2016	1,035,864	11.14	25.67	12,343,185	0.68	0.25	1.45	3.94	5.20
2015	1,192,421	10.64	24.40	13,686,425	1.09	0.25	1.45	(4.52)	(3.29)
2014	1,475,438	11.06	25.23	17,069,067	-	0.25	1.45	8.14	9.46
Guggenheim VIF StylePlus Small Growth
2018	446,571	8.80	15.85	4,042,550	1.01	0.25	1.45	(14.26)	(13.15)
2017	604,972	10.19	18.25	6,350,628	0.72	0.25	1.45	17.11	18.43
2016	579,050	8.64	15.45	5,227,760	0.28	0.25	1.45	8.46	9.84
2015	953,998	7.91	14.22	9,247,131	0.66	0.25	1.45	(5.58)	(4.43)
2014	795,305	8.32	15.05	6,969,869	-	0.25	1.45	4.02	5.31

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Total Return Bond
2018	3,342,507	9.16	10.99	35,779,861	4.53	0.25	1.45	(3.34)	(2.14)
2017	3,792,578	9.46	11.28	41,715,081	4.50	0.25	1.45	2.15	3.26
2016	3,612,671	9.26	10.97	38,388,122	5.07	0.25	1.45	2.09	3.47
2015	3,873,292	9.06	10.67	39,841,313	2.23	0.25	1.45	(3.28)	(2.14)
2014	4,758,528	9.35	10.95	50,184,522	-	0.25	1.45	3.39	4.67
Guggenheim VIF World Equity Income
2018	1,544,154	8.72	11.71	15,436,716	2.92	0.25	1.45	(12.17)	(11.04)
2017	1,755,272	9.83	13.29	19,868,210	2.77	0.25	1.45	10.05	11.30
2016	2,045,724	8.85	12.03	20,805,333	3.06	0.25	1.45	5.60	6.86
2015	2,231,566	8.30	11.36	21,411,368	3.17	0.25	1.45	(5.04)	(3.87)
2014	2,641,310	8.65	11.91	26,492,915	-	0.25	1.45	0.47	1.74
Guggenheim World Equity Income
2018	505,251	9.98	14.39	5,147,308	2.16	0.90	1.25	(12.53)	(12.16)
2017	594,765	11.41	16.42	6,962,376	2.24	0.90	1.25	9.92	10.25
2016	708,149	10.38	14.91	7,530,066	2.27	0.90	1.25	5.17	5.56
2015	632,551	9.87	14.16	6,327,001	2.38	0.90	1.25	(5.10)	(4.72)
2014	619,156	10.38	14.90	6,472,834	2.85	0.90	1.25	0.29	0.58
Invesco American Franchise
2018	115,846	10.04	15.47	1,165,617	-	0.90	1.25	(7.80)	(7.47)
2017	126,911	10.85	16.75	1,379,578	-	0.90	1.25	21.79	22.18
2016	128,639	8.88	13.73	1,143,674	-	0.90	1.25	(2.24)	(1.88)
2015	136,138	9.05	14.03	1,233,353	-	0.90	1.25	0.56	0.89
2014	142,712	8.97	13.93	1,280,925	-	0.90	1.25	3.85	4.18
Invesco Comstock
2018	698,357	12.79	18.00	9,056,438	1.55	0.90	1.25	(15.86)	(15.58)
2017	776,315	15.20	21.37	11,873,747	1.46	0.90	1.25	12.84	13.25
2016	918,489	13.43	18.91	12,519,431	2.12	0.90	1.25	12.91	13.33
2015	1,122,104	11.85	16.72	13,524,678	1.33	0.90	1.25	(9.83)	(9.54)
2014	1,280,954	13.10	18.52	17,085,856	1.57	0.90	1.25	4.50	4.97

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Energy
2018	13,056	4.37	4.37	57,013	2.22	0.90	0.90	(29.52)	(29.52)
2017	15,200	6.20	6.20	94,223	2.10	0.90	0.90	(11.81)	(11.81)
2016	14,065	7.03	7.03	98,846	1.40	0.90	0.90	19.76	19.76
2015	9,157	5.87	5.87	53,686	0.48	0.90	0.90	(32.06)	(32.06)
2014	10,076	8.64	8.64	86,982	0.53	0.90	0.90	(20.44)	(20.44)
Invesco Equity and Income
2018	552,968	12.58	15.76	7,701,609	2.05	0.90	1.25	(13.42)	(13.10)
2017	598,721	14.53	18.17	9,618,838	2.03	0.90	1.25	6.29	6.61
2016	584,432	13.67	17.08	8,791,002	1.75	0.90	1.25	10.06	10.48
2015	710,137	12.42	15.49	9,678,002	2.15	0.90	1.25	(6.48)	(6.10)
2014	767,804	13.28	16.53	11,144,137	2.57	0.90	1.25	4.57	4.87
Invesco Gold & Precious Metals
2018	28,621	3.70	3.70	105,755	-	0.90	0.90	(23.71)	(23.71)
2017	15,911	4.85	4.85	77,078	1.72	0.90	0.90	0.83	0.83
2016	13,804	4.81	4.81	66,377	10.83	0.90	0.90	48.92	48.92
2015	12,415	3.23	3.23	40,046	-	0.90	0.90	(27.58)	(27.58)
2014	11,223	4.46	4.46	50,067	-	0.90	0.90	(12.03)	(12.03)
Invesco Mid Cap Core Equity
2018	89,178	11.97	15.62	1,185,111	0.08	0.90	1.25	(15.64)	(15.37)
2017	133,039	14.19	18.49	2,115,167	0.17	0.90	1.25	10.26	10.63
2016	101,105	12.87	16.75	1,435,635	0.27	0.90	1.25	7.34	7.71
2015	115,412	11.99	15.58	1,519,552	0.02	0.90	1.25	(8.33)	(8.01)
2014	234,127	13.08	16.97	3,387,892	0.01	0.90	1.25	0.15	0.56
Invesco Mid Cap Growth
2018	63,480	10.70	19.68	686,393	-	0.90	1.25	(9.71)	(9.48)
2017	61,337	11.82	21.78	732,158	-	0.90	1.25	17.10	17.61
2016	77,780	10.05	18.56	802,314	-	0.90	1.25	(3.72)	(3.46)
2015	101,445	10.41	19.25	1,114,956	-	0.90	1.25	(3.01)	(2.62)
2014	58,541	10.69	19.82	632,304	-	0.90	1.25	3.46	3.79

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Small Cap Growth (d)
2018	137,371	15.95	23.36	2,200,412	-	0.90	1.25	(12.82)	(12.51)
2017	152,223	18.23	26.76	2,790,062	-	0.90	1.25	19.69	20.09
2016	162,038	15.18	22.32	2,471,216	-	0.90	1.25	6.67	7.05
2015	181,153	14.18	20.89	2,579,617	-	0.90	1.25	(5.93)	(5.59)
2014	199,106	15.02	22.18	3,004,827	-	0.90	1.25	3.18	3.59
Invesco Technology
2018	120,392	7.42	18.61	901,959	-	0.90	1.25	(4.94)	(4.63)
2017	116,967	7.78	19.55	917,807	-	0.90	1.25	29.11	29.45
2016	131,788	6.01	15.12	796,883	-	0.90	1.25	(5.29)	(4.91)
2015	132,357	6.32	15.94	840,881	-	0.90	1.25	2.21	2.60
2014	134,104	6.16	15.58	826,211	-	0.90	1.25	6.06	6.39
Invesco V.I. American Franchise Series I
2018	127,278	10.05	12.49	1,279,121	-	0.25	1.45	(7.88)	(6.72)
2017	151,512	10.91	13.39	1,652,178	0.09	0.25	1.45	21.76	23.30
2016	129,412	8.96	10.86	1,158,531	-	0.25	1.45	(2.18)	(1.00)
2015	162,111	9.16	10.97	1,483,994	-	0.25	1.45	0.44	1.57
2014	247,133	9.12	10.80	2,253,167	0.04	0.25	1.45	3.75	5.06
Invesco V.I. American Franchise Series II
2018	691	13.38	15.23	10,358	-	0.25	1.45	(8.10)	(7.02)
2017	-	14.56	16.38	-	-	0.25	1.45	21.43	22.97
2016	-	11.99	13.32	-	-	0.25	1.45	(2.36)	(1.26)
2015	-	12.28	13.49	-	-	0.25	1.45	0.16	1.43
2014	-	12.26	13.30	-	-	0.25	1.45	3.46	4.72
Invesco V.I. American Value
2018	43,330	9.43	12.31	410,444	0.12	0.25	1.45	(16.70)	(15.68)
2017	72,338	11.32	14.60	927,212	0.58	0.25	1.45	4.91	6.18
2016	73,301	10.79	13.75	889,226	0.12	0.25	1.45	10.21	11.52
2015	66,382	9.79	12.33	733,209	0.01	0.25	1.45	(13.36)	(12.24)
2014	48,249	11.30	14.05	639,681	0.34	0.25	1.45	4.73	5.96

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Balanced-Risk Allocation (a)
2018	2,134	9.14	9.67	19,778	0.88	0.25	1.45	(10.74)	(9.63)
2017	4,060	10.24	10.70	41,817	4.16	0.25	1.45	5.03	6.26
2016	3,402	9.75	10.07	33,154	0.24	0.25	1.45	6.67	7.93
2015	848	9.14	9.33	7,756	8.23	0.25	1.45	(8.60)	(7.44)
2014	-	10.00	10.08	-	-	0.25	1.45	0.80	0.80
Invesco V.I. Comstock
2018	1,354,355	10.63	14.21	17,085,256	1.56	0.25	1.45	(16.23)	(15.16)
2017	1,969,531	12.69	16.75	29,332,167	2.22	0.25	1.45	12.50	13.79
2016	1,999,150	11.28	14.72	26,377,183	1.21	0.25	1.45	11.90	13.32
2015	1,781,942	10.08	12.99	20,878,658	1.65	0.25	1.45	(10.32)	(9.22)
2014	1,998,625	11.24	14.31	25,939,413	0.99	0.25	1.45	4.36	5.61
Invesco V.I. Core Equity
2018	782	9.75	12.09	9,295	-	0.25	1.45	(13.56)	(12.52)
2017	744	11.28	13.82	10,141	0.82	0.25	1.45	7.94	9.25
2016	722	10.45	12.65	9,023	0.51	0.25	1.45	5.24	6.57
2015	700	9.93	11.87	8,238	1.94	0.25	1.45	(10.14)	(9.04)
2014	-	11.05	13.05	-	-	0.25	1.45	3.17	4.40
Invesco V.I. Equity and Income
2018	715,250	10.15	12.64	8,891,390	1.84	0.25	1.45	(13.69)	(12.62)
2017	977,609	11.76	14.54	14,050,078	1.33	0.25	1.45	5.95	7.22
2016	941,765	11.10	13.62	12,689,651	1.55	0.25	1.45	9.79	11.11
2015	1,066,031	10.11	12.32	12,990,111	2.52	0.25	1.45	(6.82)	(5.67)
2014	1,246,519	10.85	13.13	16,230,197	1.47	0.25	1.45	4.03	5.31
Invesco V.I. Global Core Equity
2018	1,123	9.38	9.92	10,533	0.86	0.25	1.45	(19.28)	(18.29)
2017	1,090	11.62	12.14	12,656	0.92	0.25	1.45	17.26	18.67
2016	1,058	9.91	10.23	10,474	0.65	0.25	1.45	1.85	3.13
2015	1,329	9.73	9.92	12,925	1.08	0.25	1.45	(5.90)	(4.80)
2014	1,290	10.34	10.42	13,335	-	0.25	1.45	(3.90)	(2.71)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Global Real Estate Series I
2018	526,693	17.95	19.74	10,358,872	3.86	0.75	1.35	(10.16)	(9.62)
2017	590,869	19.98	21.84	12,848,427	3.12	0.75	1.35	8.23	8.93
2016	704,700	18.46	20.05	14,024,770	1.78	0.75	1.35	(2.28)	(1.72)
2015	911,441	18.89	20.40	18,252,650	3.13	0.75	1.35	(5.74)	(5.16)
2014	832,560	20.04	21.51	17,846,378	1.60	0.75	1.35	9.75	10.42
Invesco V.I. Global Real Estate Series II
2018	29,624	9.22	11.16	325,340	3.63	0.25	1.45	(10.40)	(9.34)
2017	29,627	10.29	12.31	359,607	3.19	0.25	1.45	7.86	9.13
2016	28,316	9.54	11.28	311,445	1.45	0.25	1.45	(2.65)	(1.40)
2015	27,640	9.80	11.44	308,593	3.23	0.25	1.45	(6.04)	(4.90)
2014	29,644	10.43	12.03	353,892	1.92	0.25	1.45	9.33	10.67
Invesco V.I. Government Money Market (a)
2018	5,061,187	9.05	9.25	46,517,928	1.23	0.75	1.35	(3.00)	(2.44)
2017	3,540,622	9.33	9.82	33,395,087	0.33	0.75	1.35	(4.01)	(0.91)
2016	3,429,443	9.72	9.85	33,488,830	0.06	0.75	1.35	(2.80)	(1.50)
Invesco V.I. Government Securities
2018	1,528,183	7.81	8.89	12,813,740	1.78	0.25	1.45	(4.13)	(2.95)
2017	2,095,189	8.13	9.84	18,224,442	1.86	0.25	1.45	(2.68)	0.51
2016	2,602,979	8.34	9.30	23,114,753	1.81	0.25	1.45	(3.45)	(2.21)
2015	3,675,965	8.62	9.51	33,454,640	1.79	0.25	1.45	(4.33)	(3.16)
2014	4,060,118	9.00	9.82	38,353,455	2.72	0.25	1.45	(0.66)	0.51
Invesco V.I. Growth and Income
2018	1,519	10.60	13.71	17,639	0.17	0.25	1.45	(17.38)	(16.35)
2017	25,190	12.83	16.39	404,140	2.24	0.25	1.45	9.01	10.37
2016	4,725	11.77	14.85	66,629	0.82	0.25	1.45	14.27	15.56
2015	2,877	10.30	12.85	34,112	3.33	0.25	1.45	(7.54)	(6.41)
2014	1,433	11.14	13.73	19,514	1.63	0.25	1.45	5.19	6.52

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Health Care Series I (b)
2018	489,761	17.88	19.66	9,358,238	-	0.75	1.35	(3.40)	(2.82)
2017	407,899	18.51	20.23	8,213,980	0.37	0.75	1.35	10.90	11.58
2016	474,726	16.69	18.13	8,565,672	-	0.75	1.35	(15.24)	(14.72)
2015	718,244	19.69	21.26	15,133,276	-	0.75	1.35	(1.25)	(0.65)
2014	1,062,478	19.94	21.40	22,312,056	-	0.75	1.35	14.60	15.30
Invesco V.I. Health Care Series II (b)
2018	13,723	11.10	15.76	175,452	-	0.25	1.45	(3.73)	(2.60)
2017	3,600	11.53	16.18	42,652	0.07	0.25	1.45	10.44	11.89
2016	4,207	10.44	14.46	44,962	-	0.25	1.45	(15.53)	(14.54)
2015	28,270	12.36	16.92	416,346	-	0.25	1.45	(1.59)	(0.41)
2014	24,349	12.56	16.99	403,890	-	0.25	1.45	14.18	15.58
Invesco V.I. High Yield
2018	8,154	9.09	10.51	76,962	0.94	0.25	1.45	(7.81)	(6.74)
2017	125,550	9.86	11.27	1,241,098	0.11	0.25	1.45	1.44	2.73
2016	207,014	9.72	10.97	2,038,118	1.21	0.25	1.45	6.00	7.34
2015	260,410	9.17	10.22	2,382,994	0.31	0.25	1.45	(7.56)	(6.50)
2014	10,309	9.92	10.93	111,781	-	0.25	1.45	(2.84)	(1.62)
Invesco V.I. International Growth
2018	2,769,546	8.42	13.69	31,963,545	1.82	0.25	1.45	(18.96)	(17.91)
2017	3,765,772	10.35	16.77	52,167,328	1.31	0.25	1.45	17.43	18.79
2016	4,077,284	8.80	14.19	47,523,748	0.80	0.25	1.45	(5.08)	(3.94)
2015	2,614,552	9.24	14.83	35,505,998	1.35	0.25	1.45	(6.82)	(5.68)
2014	2,535,635	9.90	15.81	37,024,232	1.41	0.25	1.45	(4.35)	(3.13)
Invesco V.I. Managed Volatility
2018	13,764	9.77	12.44	168,131	1.50	0.25	1.45	(15.12)	(14.09)
2017	10,177	11.51	14.48	144,345	1.10	0.25	1.45	5.50	6.78
2016	9,939	10.91	13.56	132,325	1.66	0.25	1.45	5.51	6.77
2015	8,873	10.34	12.70	110,822	1.02	0.25	1.45	(6.68)	(5.51)
2014	11,713	11.08	13.44	151,286	0.89	0.25	1.45	15.06	16.36

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Mid Cap Core Equity
2018	394,395	9.76	16.52	5,886,568	0.11	0.25	1.45	(15.50)	(14.39)
2017	490,799	11.55	19.41	8,535,324	0.34	0.25	1.45	9.69	10.94
2016	501,061	10.53	17.58	7,986,068	-	0.25	1.45	8.22	9.59
2015	423,337	9.73	16.12	6,087,621	0.08	0.25	1.45	(8.47)	(7.40)
2014	619,579	10.63	17.49	10,097,531	-	0.25	1.45	(0.37)	0.91
Invesco V.I. Mid Cap Growth
2018	269,680	9.65	12.59	3,148,427	-	0.25	1.45	(9.95)	(8.90)
2017	266,881	10.71	13.82	3,438,426	-	0.25	1.45	16.78	18.22
2016	254,715	9.16	11.69	2,788,006	-	0.25	1.45	(3.79)	(2.58)
2015	318,054	9.51	12.00	3,600,935	-	0.25	1.45	(3.40)	(2.20)
2014	340,965	9.83	12.27	3,970,419	-	0.25	1.45	3.04	4.25
Invesco V.I. S&P 500 Index
2018	25,088	12.60	16.01	384,924	0.91	0.25	1.45	(9.22)	(8.15)
2017	60,177	12.92	17.43	1,018,438	2.30	0.25	1.45	15.76	19.52
2016	112,955	11.99	14.88	1,424,715	1.54	0.25	1.45	6.29	7.67
2015	436,050	11.28	13.82	5,206,143	0.57	0.25	1.45	(3.59)	(2.47)
2014	257,907	11.70	14.17	3,392,970	2.31	0.25	1.45	8.03	9.34
Invesco V.I. Small Cap Equity
2018	1,301	9.14	11.12	14,230	-	0.25	1.45	(18.97)	(17.99)
2017	3,686	11.28	13.56	44,306	-	0.25	1.45	8.78	10.15
2016	4,996	10.37	12.31	52,880	-	0.25	1.45	6.91	8.27
2015	4,739	9.70	11.37	50,353	-	0.25	1.45	(9.85)	(8.82)
2014	1,817	10.76	12.47	22,484	-	0.25	1.45	(2.36)	(1.11)
Invesco V.I. Value Opportunities
2018	212,909	10.80	11.88	2,498,251	-	0.75	1.35	(22.80)	(22.30)
2017	245,346	13.99	15.29	3,706,449	0.02	0.75	1.35	12.28	12.92
2016	246,211	12.46	13.54	3,293,574	0.07	0.75	1.35	12.86	13.59
2015	266,179	11.04	11.92	3,136,153	2.17	0.75	1.35	(14.48)	(13.94)
2014	321,465	12.91	13.85	4,407,700	1.34	0.75	1.35	1.89	2.44

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Value Opportunities
2018	227,266	8.20	11.34	1,864,779	-	0.90	1.25	(23.13)	(22.79)
2017	236,750	10.62	14.72	2,515,482	-	0.90	1.25	12.27	12.62
2016	240,444	9.43	13.10	2,268,352	0.16	0.90	1.25	13.07	13.48
2015	261,662	8.31	11.56	2,174,874	0.88	0.90	1.25	(14.17)	(13.80)
2014	281,771	9.64	13.45	2,721,064	1.69	0.90	1.25	2.21	2.55
Ivy Asset Strategy
2018	23,957	9.11	9.11	218,274	1.45	0.90	0.90	(9.17)	(9.17)
2017	26,743	10.03	10.03	268,099	1.04	0.90	0.90	13.85	13.85
2016	27,273	8.81	8.81	240,174	-	0.90	0.90	(8.99)	(8.99)
2015	30,321	9.68	9.68	293,612	0.24	0.90	0.90	(11.92)	(11.92)
2014	28,704	10.99	10.99	315,602	0.45	0.90	0.90	(8.72)	(8.72)
Ivy VIP Asset Strategy (a)
2018	56,217	8.21	9.69	471,384	2.28	0.25	1.45	(9.62)	(8.41)
2017	40,258	9.01	11.73	376,267	1.52	0.25	1.45	13.16	16.83
2016	48,760	7.91	9.24	401,514	0.58	0.25	1.45	(6.90)	(5.71)
2015	46,211	8.43	9.80	403,391	0.36	0.25	1.45	(12.30)	(11.31)
2014	31,442	9.55	11.05	310,719	0.31	0.25	1.45	(9.38)	(4.50)
Ivy VIP Balanced
2018	5,215	10.11	12.35	63,333	1.62	0.25	1.45	(7.50)	(6.30)
2017	5,060	10.93	13.18	65,751	1.58	0.25	1.45	6.53	7.77
2016	4,911	10.26	12.23	59,304	0.55	0.25	1.45	(2.38)	(1.21)
2015	19,901	10.51	12.38	227,127	0.54	0.25	1.45	(4.71)	(3.51)
2014	8,826	11.03	12.83	112,140	0.32	0.25	1.45	2.89	4.14
Ivy VIP Core Equity
2018	6,422	11.64	14.96	94,428	0.50	0.25	1.45	(8.71)	(7.54)
2017	6,111	12.75	16.18	97,567	0.43	0.25	1.45	15.49	16.82
2016	5,930	11.04	13.85	81,162	0.40	0.25	1.45	(0.81)	0.44
2015	7,334	11.13	13.79	96,544	0.67	0.25	1.45	(5.03)	(3.84)
2014	1,751	11.72	14.34	21,439	-	0.25	1.45	4.92	6.14

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Energy
2018	37,844	4.29	4.62	165,899	-	0.25	1.45	(36.97)	(36.31)
2017	27,208	6.74	7.33	185,566	0.63	0.25	1.45	(16.51)	(15.47)
2016	16,910	7.98	8.78	139,059	0.14	0.25	1.45	28.74	30.32
2015	14,782	6.14	6.82	93,225	0.07	0.25	1.45	(25.55)	(24.67)
2014	9,154	8.17	9.16	75,511	-	0.25	1.45	(14.47)	(13.37)
Ivy VIP Global Bond
2018	14,437	8.72	9.13	129,732	2.80	0.25	1.45	(4.60)	(3.39)
2017	13,504	9.14	9.45	125,864	2.61	0.25	1.45	(0.22)	0.96
2016	11,825	9.16	9.36	109,393	3.57	0.25	1.45	2.35	3.54
2015	11,528	8.95	9.04	103,147	3.96	0.25	1.45	(6.87)	(5.74)
2014	11,460	9.52	9.61	109,036	0.88	0.25	1.45	(4.28)	(3.03)
Ivy VIP Global Equity Income (b)
2018	2,361	10.24	11.88	27,631	1.70	0.25	1.45	(15.58)	(14.53)
2017	2,291	12.13	13.90	31,426	1.24	0.25	1.45	10.57	11.92
2016	2,224	10.97	12.42	27,317	0.72	0.25	1.45	2.24	3.50
2015	5,148	10.73	12.00	61,204	1.55	0.25	1.45	(6.29)	(5.21)
2014	7,708	11.45	12.66	96,841	1.30	0.25	1.45	5.05	6.39
Ivy VIP Global Growth
2018	18,106	10.44	11.50	204,934	0.01	0.25	1.45	(10.39)	(9.23)
2017	121	11.65	12.67	1,505	0.07	0.25	1.45	19.12	20.55
2016	117	9.78	10.51	1,215	0.02	0.25	1.45	(7.30)	(6.16)
2015	2,484	10.55	11.20	27,716	0.85	0.25	1.45	(1.12)	0.09
2014	-	10.67	11.19	-	-	0.25	1.45	(3.44)	(2.27)
Ivy VIP Growth
2018	11,656	14.86	18.51	212,377	0.04	0.25	1.45	(2.24)	(1.02)
2017	17,146	15.20	18.70	316,223	0.23	0.25	1.45	23.68	25.25
2016	18,928	12.29	14.93	276,795	0.02	0.25	1.45	(3.15)	(2.03)
2015	18,568	12.69	15.24	277,819	0.11	0.25	1.45	2.50	3.74
2014	14,455	12.38	14.69	210,721	0.11	0.25	1.45	6.91	8.25

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP High Income
2018	59,692	9.51	11.86	581,155	6.67	0.25	1.45	(6.40)	(5.20)
2017	53,642	10.16	12.51	596,955	29.24	0.25	1.45	2.01	3.22
2016	28,185	9.96	12.12	289,465	23.73	0.25	1.45	11.16	12.53
2015	52,899	8.96	10.77	515,550	14.62	0.25	1.45	(10.58)	(9.50)
2014	77,454	10.02	11.90	862,829	8.96	0.25	1.45	(2.53)	(1.41)
Ivy VIP International Core Equity
2018	55,775	9.17	9.31	512,068	1.69	0.25	1.45	(21.38)	(20.50)
2017	57,214	11.55	11.74	662,582	1.33	0.25	1.45	17.75	19.25
2016	50,739	9.71	9.97	494,067	1.47	0.25	1.45	(3.30)	(2.19)
2015	63,560	9.94	10.31	631,974	1.06	0.25	1.45	(5.33)	(4.11)
2014	48,214	10.39	10.89	501,010	1.61	0.25	1.45	(2.94)	(1.78)
Ivy VIP Limited-Term Bond
2018	-	8.35	8.74	-	-	0.25	1.45	(3.69)	(2.46)
2017	-	8.67	8.96	-	-	0.25	1.45	(3.02)	(1.86)
2016	-	8.94	9.13	-	2.14	0.25	1.45	(2.51)	(1.30)
2015	28,280	9.16	9.25	259,509	3.25	0.25	1.45	(3.47)	(2.32)
2014	7,918	9.40	9.50	74,818	0.60	0.25	1.45	(3.46)	(2.27)
Ivy VIP Mid Cap Growth
2018	5,374	11.97	14.28	69,408	-	0.25	1.45	(4.39)	(3.25)
2017	8,344	12.52	14.76	119,575	-	0.25	1.45	21.32	22.80
2016	6,241	10.32	12.02	72,676	-	0.25	1.45	1.47	2.74
2015	7,992	10.17	11.70	91,317	-	0.25	1.45	(9.84)	(8.81)
2014	5,989	11.28	12.83	74,670	-	0.25	1.45	3.11	4.48
Ivy VIP Natural Resources (a)
2018	-	4.98	5.27	-	-	0.25	1.45	(26.55)	(25.67)
2017	-	6.78	7.09	-	-	0.25	1.45	(1.60)	(0.42)
2016	-	6.89	7.12	-	1.49	0.25	1.45	18.38	19.87
2015	2,398	5.82	5.94	14,192	0.21	0.25	1.45	(25.77)	(24.81)
2014	-	7.84	7.90	-	-	0.25	1.45	(21.60)	(21.00)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Science and Technology
2018	21,878	12.20	16.74	274,643	-	0.25	1.45	(9.36)	(8.27)
2017	13,425	13.46	18.25	193,358	-	0.25	1.45	26.38	27.89
2016	16,441	10.65	14.27	184,484	-	0.25	1.45	(2.92)	(1.72)
2015	14,860	10.97	14.52	186,998	-	0.25	1.45	(7.11)	(5.96)
2014	11,052	11.81	15.44	145,335	-	0.25	1.45	(1.58)	(0.39)
Ivy VIP Securian Real Estate Securities (b)
2018	4,500	10.35	12.96	48,493	2.02	0.25	1.45	(9.69)	(8.60)
2017	8,693	11.46	14.18	101,724	1.08	0.25	1.45	0.79	2.01
2016	11,857	11.37	13.90	136,877	1.24	0.25	1.45	(0.26)	0.94
2015	15,981	11.40	13.77	186,818	1.46	0.25	1.45	0.18	1.47
2014	5,640	11.38	13.57	67,718	1.46	0.25	1.45	24.51	26.00
Ivy VIP Small Cap Core
2018	20,713	11.35	13.42	268,615	0.16	0.25	1.45	(14.40)	(13.36)
2017	19,382	13.26	15.49	289,803	-	0.25	1.45	8.78	10.09
2016	40,804	12.19	14.07	532,008	0.17	0.25	1.45	23.26	24.73
2015	11,989	9.89	11.28	133,989	0.09	0.25	1.45	(9.76)	(8.59)
2014	8,965	10.96	12.34	109,845	0.01	0.25	1.45	2.43	3.61
Ivy VIP Small Cap Growth
2018	14,544	11.52	11.96	168,719	0.42	0.25	1.45	(8.28)	(7.14)
2017	13,959	12.56	12.88	176,767	-	0.25	1.45	17.71	19.15
2016	6,933	10.67	10.81	74,079	-	0.25	1.45	(1.57)	(0.37)
2015	13,017	10.75	10.85	140,675	-	0.25	1.45	(2.52)	(1.36)
2014	4,642	10.92	11.12	50,881	-	0.25	1.45	(2.88)	(1.70)
Ivy VIP Value
2018	15,791	10.71	13.45	209,116	1.97	0.25	1.45	(11.27)	(10.21)
2017	15,927	12.07	14.98	235,371	1.39	0.25	1.45	7.58	8.95
2016	15,667	11.22	13.75	213,024	1.15	0.25	1.45	6.25	7.59
2015	15,415	10.56	12.78	195,215	0.53	0.25	1.45	(8.09)	(6.99)
2014	24,143	11.49	13.74	329,944	0.63	0.25	1.45	6.09	7.34

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Henderson Mid Cap Value
2018	10,543	11.87	11.87	125,604	0.35	0.90	0.90	(16.93)	(16.93)
2017	16,733	14.29	14.29	239,123	0.09	0.90	0.90	9.33	9.33
2016	26,026	13.07	13.07	340,189	0.67	0.90	0.90	13.85	13.85
2015	13,753	11.48	11.48	157,789	1.53	0.90	0.90	(7.72)	(7.72)
2014	4,126	12.44	12.44	51,344	6.19	0.90	0.90	4.54	4.54
Janus Henderson Overseas
2018	451,042	5.42	5.66	2,545,966	0.64	0.90	1.25	(19.10)	(18.79)
2017	421,409	6.70	6.97	2,934,581	1.53	0.90	1.25	25.47	25.83
2016	456,358	5.34	5.54	2,524,153	0.77	0.90	1.25	(11.15)	(10.65)
2015	516,094	6.01	6.20	3,197,936	3.32	0.90	1.25	(12.52)	(12.31)
2014	625,358	6.87	7.07	4,419,895	0.49	0.90	1.25	(17.53)	(17.21)
Janus Henderson U.S. Managed Volatility (a)
2018	80,522	9.87	9.93	798,839	1.28	0.90	1.25	(8.01)	(7.63)
2017	89,455	10.73	10.75	961,126	6.85	0.90	1.25	7.30	7.50
Janus Henderson VIT Enterprise
2018	1,616,922	14.34	18.18	28,768,972	0.11	0.25	1.45	(4.97)	(3.86)
2017	1,967,729	15.09	18.91	36,645,059	0.15	0.25	1.45	21.50	23.03
2016	2,131,105	12.42	15.43	32,476,261	0.02	0.25	1.45	7.25	8.55
2015	2,131,678	11.58	14.29	30,169,628	0.56	0.25	1.45	(0.77)	0.43
2014	2,137,375	11.67	14.29	30,331,090	0.03	0.25	1.45	7.36	8.63
Janus Henderson VIT Forty
2018	16,484	14.79	18.79	248,423	-	0.25	1.45	(2.76)	(1.57)
2017	1,267	15.21	19.09	19,319	-	0.25	1.45	24.37	25.84
2016	9,046	12.23	15.17	133,045	-	0.25	1.45	(2.47)	(1.30)
2015	6,176	12.54	15.37	79,022	-	0.25	1.45	7.00	8.32
2014	10,535	11.72	14.19	148,336	0.01	0.25	1.45	3.72	5.03

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Henderson VIT Mid Cap Value
2018	2,957	10.21	11.95	33,145	0.65	0.25	1.45	(17.59)	(16.55)
2017	5,559	12.39	14.32	72,018	0.19	0.25	1.45	8.68	9.98
2016	30,539	11.40	13.02	385,458	0.90	0.25	1.45	13.55	14.92
2015	27,713	10.04	11.33	310,988	1.12	0.25	1.45	(7.89)	(6.75)
2014	23,849	10.90	12.15	287,658	1.27	0.25	1.45	3.71	5.01
Janus Henderson VIT Overseas
2018	9,153	5.54	7.30	66,796	1.62	0.25	1.45	(18.80)	(17.81)
2017	11,113	6.76	8.99	95,359	1.70	0.25	1.45	25.03	26.62
2016	9,879	5.35	7.19	67,356	3.74	0.25	1.45	(10.79)	(9.68)
2015	13,663	5.94	8.06	97,259	0.91	0.25	1.45	(12.77)	(11.78)
2014	2,253	6.74	9.24	16,867	3.33	0.25	1.45	(15.92)	(14.91)
Janus Henderson VIT Research
2018	1,111,172	12.97	16.05	15,073,792	0.38	0.25	1.45	(7.09)	(5.92)
2017	1,335,934	13.96	17.06	19,235,855	0.25	0.25	1.45	22.03	23.44
2016	1,509,427	11.43	13.82	17,701,059	0.38	0.25	1.45	(4.11)	(2.95)
2015	1,395,981	11.91	14.24	16,930,374	0.45	0.25	1.45	0.51	1.71
2014	1,374,849	11.84	14.00	16,474,091	0.21	0.25	1.45	7.81	9.20
JPMorgan Insurance Trust Core Bond Portfolio (a)
2018	408,065	8.69	9.10	3,707,763	2.21	0.25	1.45	(4.61)	(3.45)
2017	454,103	9.11	9.47	4,299,311	2.40	0.25	1.45	(1.19)	(0.42)
2016	864,988	9.20	9.51	8,232,725	2.43	0.25	1.45	(2.64)	(1.38)
2015	683,211	9.35	9.70	6,628,416	3.59	0.25	1.45	(3.56)	(2.39)
2014	459,177	9.59	9.99	4,587,027	0.01	0.25	1.45	(0.10)	1.37
JPMorgan Insurance Trust Small Cap Core Portfolio
2018	8,760	11.08	14.89	124,429	0.08	0.25	1.45	(16.06)	(14.96)
2017	8,997	13.20	17.51	149,062	0.10	0.25	1.45	10.00	11.25
2016	7,889	12.00	15.74	118,113	0.15	0.25	1.45	14.61	16.08
2015	6,870	10.47	13.56	83,769	-	0.25	1.45	(9.66)	(8.63)
2014	3,538	11.59	14.84	51,078	-	0.25	1.45	4.60	5.85

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

JPMorgan Insurance Trust US Equity Portfolio
2018	12,847	12.75	16.44	190,967	0.65	0.25	1.45	(10.46)	(9.37)
2017	12,493	13.28	18.14	206,179	0.79	0.25	1.45	16.72	20.51
2016	7,832	12.20	15.36	119,362	0.69	0.25	1.45	5.81	7.19
2015	7,647	11.53	14.33	108,976	0.94	0.25	1.45	(3.76)	(2.65)
2014	6,998	11.98	14.72	102,620	-	0.25	1.45	8.61	10.01
Lord Abbett Series Bond-Debenture VC (a)
2018	420,936	9.82	11.47	4,191,459	5.00	0.25	1.45	(8.28)	(7.13)
2017	317,434	10.63	12.35	3,428,743	3.83	0.25	1.45	4.47	5.74
2016	372,017	10.10	11.68	3,796,153	3.43	0.25	1.45	7.30	8.55
2015	620,255	9.35	10.76	5,959,089	1.62	0.25	1.45	(5.89)	(4.69)
2014	926,065	9.86	11.29	9,441,460	9.01	0.25	1.45	(1.40)	0.98
Lord Abbett Series Calibrated Dividend Growth VC
2018	4,112	12.23	15.05	54,157	0.53	0.25	1.45	(8.80)	(7.73)
2017	25,308	13.41	16.31	347,173	2.69	0.25	1.45	13.93	15.27
2016	5,244	11.77	14.15	65,193	2.94	0.25	1.45	10.10	11.42
2015	612	10.69	12.70	6,540	3.73	0.25	1.45	(6.39)	(5.22)
2014	-	11.42	13.40	-	-	0.25	1.45	6.63	7.98
Lord Abbett Series Classic Stock VC
2018	-	11.37	13.56	-	-	0.25	1.45	(11.79)	(10.73)
2017	1,243	12.89	15.19	18,605	1.56	0.25	1.45	11.70	13.10
2016	-	11.54	13.43	-	-	0.25	1.45	7.55	8.83
2015	-	10.73	12.34	-	-	0.25	1.45	(5.21)	(4.12)
2014	-	11.32	12.87	-	-	0.25	1.45	4.33	5.67
Lord Abbett Series Developing Growth VC (a)
2018	148,203	11.13	15.15	1,681,657	-	0.25	1.45	0.35	1.47
2017	44,717	11.02	14.93	525,684	-	0.25	1.45	24.30	25.78
2016	43,296	8.80	11.87	420,485	-	0.25	1.45	(6.91)	(5.72)
2015	59,761	9.39	12.59	591,960	-	0.25	1.45	(12.21)	(11.15)
2014	18,146	10.62	14.17	223,929	-	0.25	1.45	(0.78)	6.20

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Growth Opportunities VC
2018	-	11.71	13.27	-	-	0.25	1.45	(7.14)	(5.95)
2017	-	12.61	14.11	-	-	0.25	1.45	17.52	18.97
2016	-	10.73	11.86	-	-	0.25	1.45	(3.16)	(2.06)
2015	388	11.08	12.11	4,578	-	0.25	1.45	(1.77)	(0.49)
2014	757	11.28	12.17	9,069	-	0.25	1.45	1.44	2.61
Lord Abbett Series Mid Cap Stock VC
2018	4,730	9.68	11.60	51,243	0.76	0.25	1.45	(18.79)	(17.73)
2017	4,201	11.92	14.10	55,355	0.73	0.25	1.45	2.23	3.37
2016	2,423	11.66	13.64	30,918	0.58	0.25	1.45	11.26	12.73
2015	1,623	10.48	12.10	19,455	0.59	0.25	1.45	(7.99)	(6.92)
2014	1,645	11.39	13.00	21,119	0.85	0.25	1.45	6.65	7.97
Lord Abbett Series Total Return VC
2018	14,477	8.94	9.98	141,357	2.98	0.25	1.45	(5.40)	(4.22)
2017	15,859	9.45	10.42	162,153	1.06	0.25	1.45	(0.63)	0.58
2016	54,438	9.51	10.36	556,835	3.93	0.25	1.45	(0.31)	0.88
2015	18,496	9.54	10.27	187,440	3.46	0.25	1.45	(4.98)	(3.84)
2014	23,205	10.04	10.68	245,881	2.71	0.25	1.45	1.41	2.69
MFS VIT Emerging Markets Equity
2018	14,622	8.10	8.50	122,628	0.41	0.25	1.45	(17.87)	(16.84)
2017	13,916	9.76	10.35	141,769	0.97	0.25	1.45	31.68	33.24
2016	11,863	7.34	7.86	91,304	0.34	0.25	1.45	4.24	5.56
2015	11,708	6.97	7.54	84,254	0.45	0.25	1.45	(16.87)	(15.85)
2014	12,083	8.30	9.07	100,418	0.41	0.25	1.45	(10.99)	(9.95)
MFS VIT Global Tactical Allocation (a)
2018	871	8.99	9.51	7,829	0.55	0.25	1.45	(8.92)	(7.85)
2017	950	9.87	10.32	9,375	3.17	0.25	1.45	5.67	7.05
2016	1,020	9.34	9.64	9,518	-	0.25	1.45	1.41	2.55
2015	1,094	9.21	9.40	10,069	11.48	0.25	1.45	(6.78)	(5.62)
2014	-	9.88	9.96	-	-	0.25	1.45	(1.20)	(0.40)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT High Yield
2018	1,287	9.33	10.00	12,705	5.47	0.25	1.45	(7.44)	(6.37)
2017	1,250	10.08	10.68	13,202	0.81	0.25	1.45	1.72	2.99
2016	18,301	9.91	10.37	188,334	0.66	0.25	1.45	8.66	9.97
2015	345,916	9.12	9.43	3,155,686	3.62	0.25	1.45	(8.62)	(7.46)
2014	850	9.98	10.19	8,635	-	0.25	1.45	(1.96)	(0.78)
MFS VIT II Research International
2018	771,780	6.50	9.01	5,568,379	1.14	0.25	1.45	(18.10)	(17.03)
2017	911,754	7.93	10.86	7,978,443	1.73	0.25	1.45	22.38	23.83
2016	840,680	6.48	8.77	6,037,689	1.34	0.25	1.45	(5.27)	(4.05)
2015	901,545	6.83	9.14	6,802,858	4.07	0.25	1.45	(6.51)	(5.38)
2014	1,097,747	7.29	9.66	8,637,157	1.24	0.25	1.45	(11.10)	(10.06)
MFS VIT International Value (a)
2018	75,710	10.14	10.73	788,589	0.91	0.25	1.45	(13.63)	(12.62)
2017	78,146	11.74	12.28	942,712	1.30	0.25	1.45	21.28	22.80
2016	71,396	9.68	10.00	707,631	1.40	0.25	1.45	(0.72)	0.50
2015	35,826	9.75	9.95	353,938	2.50	0.25	1.45	1.67	2.90
2014	12,006	9.59	9.67	115,340	2.29	0.25	1.45	(4.10)	(3.30)
MFS VIT New Discovery
2018	14,948	10.95	13.07	187,395	-	0.25	1.45	(6.01)	(4.88)
2017	16,758	11.65	13.74	222,355	-	0.25	1.45	20.85	22.35
2016	17,581	9.64	11.23	191,679	-	0.25	1.45	3.99	5.25
2015	4,395	9.27	10.67	43,406	-	0.25	1.45	(6.36)	(5.24)
2014	11,868	9.90	11.26	132,663	-	0.25	1.45	(11.53)	(10.42)
MFS VIT Research
2018	6,296	12.16	15.95	94,175	0.54	0.25	1.45	(8.78)	(7.64)
2017	4,767	13.33	17.27	81,227	1.14	0.25	1.45	17.76	19.10
2016	4,626	11.32	14.50	66,298	0.52	0.25	1.45	3.76	5.00
2015	4,489	10.91	13.81	61,297	0.97	0.25	1.45	(3.88)	(2.68)
2014	3,528	11.35	14.19	49,697	0.75	0.25	1.45	5.09	6.45

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT Total Return
2018	1,627,116	10.17	12.35	18,990,300	1.98	0.25	1.45	(9.96)	(8.86)
2017	1,809,923	11.28	13.55	23,288,657	2.10	0.25	1.45	7.11	8.40
2016	2,071,975	10.52	12.50	24,689,176	2.69	0.25	1.45	4.09	5.40
2015	2,394,622	10.10	11.86	27,247,739	2.09	0.25	1.45	(4.91)	(3.81)
2014	3,338,214	10.61	12.33	39,133,340	1.46	0.25	1.45	3.55	4.76
MFS VIT Total Return Bond
2018	8,467	8.88	9.70	78,846	2.75	0.25	1.45	(5.63)	(4.53)
2017	13,081	9.41	10.16	127,272	3.08	0.25	1.45	(0.42)	0.89
2016	13,462	9.45	10.07	130,934	3.98	0.25	1.45	(0.53)	0.70
2015	22,526	9.50	10.00	222,791	3.00	0.25	1.45	(4.90)	(3.85)
2014	24,849	9.99	10.40	255,919	2.60	0.25	1.45	1.01	2.26
MFS VIT Utilities
2018	827,991	10.23	16.78	13,318,249	1.02	0.25	1.45	(3.58)	(2.43)
2017	921,501	10.61	17.28	15,502,238	4.11	0.25	1.45	9.49	10.84
2016	1,163,722	9.69	15.67	17,534,672	4.63	0.25	1.45	6.37	7.69
2015	1,198,396	9.11	14.63	17,210,171	3.91	0.25	1.45	(18.44)	(17.48)
2014	1,755,812	11.17	17.82	30,235,962	2.32	0.25	1.45	7.51	8.86
Morgan Stanley VIF Emerging Markets Debt
2018	20,108	8.50	9.00	171,098	5.70	0.25	1.45	(11.07)	(10.03)
2017	20,921	9.47	10.12	198,217	5.90	0.25	1.45	4.76	6.10
2016	8,063	8.95	9.66	72,608	7.80	0.25	1.45	5.81	7.13
2015	34,382	8.37	9.13	287,946	10.06	0.25	1.45	(5.49)	(4.43)
2014	2,639	8.77	9.66	23,172	-	0.25	1.45	(1.63)	(0.34)
Morgan Stanley VIF Emerging Markets Equity
2018	1,451,353	6.19	8.31	10,474,677	0.40	0.25	1.45	(21.17)	(20.17)
2017	1,282,526	7.84	10.41	11,630,213	0.89	0.25	1.45	29.16	30.61
2016	1,632,252	6.07	8.04	10,836,160	0.50	0.25	1.45	1.90	3.24
2015	1,039,577	5.94	7.89	7,056,389	0.91	0.25	1.45	(14.61)	(13.55)
2014	1,080,261	6.95	9.24	8,495,172	0.54	0.25	1.45	(8.70)	(7.56)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio (a)
2018	128,590	10.05	12.06	1,346,149	1.60	0.25	1.45	(13.26)	(12.29)
2017	96,932	11.51	13.75	1,173,196	2.04	0.25	1.45	14.51	16.03
2016	12,455	9.98	11.85	126,566	1.21	0.25	1.45	6.44	7.63
2015	12,805	9.31	11.01	121,406	1.76	0.25	1.45	(7.12)	(5.98)
2014	4,910	9.95	11.71	51,401	1.88	0.25	1.45	(0.50)	1.12
Morningstar Balanced ETF Asset Allocation Portfolio (a)
2018	452,811	9.66	10.93	4,389,814	2.01	0.25	1.45	(10.34)	(9.22)
2017	415,838	10.70	12.04	4,469,292	1.81	0.25	1.45	8.41	9.75
2016	333,572	9.80	10.97	3,289,668	1.50	0.25	1.45	3.74	4.98
2015	389,950	9.38	10.45	3,683,984	2.49	0.25	1.45	(6.50)	(5.34)
2014	61,829	9.96	11.04	634,444	2.06	0.25	1.45	(0.40)	1.19
Morningstar Conservative ETF Asset Allocation Portfolio (a)
2018	200,364	8.78	9.31	1,810,263	2.17	0.25	1.45	(6.60)	(5.48)
2017	164,194	9.40	9.85	1,578,270	1.87	0.25	1.45	1.51	2.82
2016	146,580	9.26	9.58	1,378,149	1.27	0.25	1.45	0.11	1.27
2015	200,873	9.25	9.46	1,870,490	2.25	0.25	1.45	(5.52)	(4.35)
2014	24,129	9.79	9.89	237,126	2.05	0.25	1.45	(1.71)	(0.60)
Morningstar Growth ETF Asset Allocation Portfolio (a)
2018	650,623	9.91	11.69	6,462,930	1.99	0.25	1.45	(12.01)	(10.97)
2017	423,111	11.19	13.13	4,754,160	1.79	0.25	1.45	12.10	13.48
2016	205,409	9.91	11.57	2,062,501	1.93	0.25	1.45	4.91	6.24
2015	99,432	9.38	10.89	958,942	1.76	0.25	1.45	(6.77)	(5.63)
2014	45,149	9.99	11.54	475,425	1.66	0.25	1.45	(0.10)	1.23
Morningstar Income and Growth ETF Asset Allocation Portfolio (a)
2018	135,631	9.23	10.09	1,278,790	3.10	0.25	1.45	(8.43)	(7.35)
2017	49,602	10.08	10.89	504,978	1.41	0.25	1.45	5.11	6.45
2016	73,363	9.58	10.23	705,007	2.21	0.25	1.45	1.80	3.02
2015	38,851	9.35	9.93	365,465	2.30	0.25	1.45	(5.99)	(4.89)
2014	12,667	9.87	10.44	127,274	0.75	0.25	1.45	(1.30)	(1.28)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Neuberger Berman AMT Guardian
2018	145,536	11.64	13.73	1,927,942	0.50	0.25	1.45	(11.62)	(10.55)
2017	171,153	13.17	15.35	2,568,687	0.33	0.25	1.45	19.89	21.44
2016	175,836	10.98	12.64	2,199,343	0.51	0.25	1.45	3.98	5.25
2015	195,533	10.56	12.08	2,353,241	0.64	0.25	1.45	(9.17)	(8.04)
2014	257,626	11.62	13.30	3,414,644	0.41	0.25	1.45	4.31	5.58
Neuberger Berman AMT Large Cap Value
2018	603,202	11.81	13.46	8,121,061	1.11	0.25	1.45	(5.34)	(4.20)
2017	767,554	12.35	14.22	10,917,261	0.54	0.25	1.45	8.47	9.73
2016	881,344	11.28	13.11	11,561,097	0.57	0.25	1.45	21.84	23.37
2015	197,099	9.17	10.76	2,124,387	0.56	0.25	1.45	(15.67)	(14.64)
2014	317,542	10.76	12.76	4,055,742	0.67	0.25	1.45	5.02	6.32
Neuberger Berman AMT Sustainable Equity (b)
2018	273,134	11.70	21.37	5,813,469	0.17	0.25	1.45	(10.07)	(8.92)
2017	446,557	13.01	23.59	10,497,983	0.34	0.25	1.45	12.93	14.31
2016	486,307	11.52	20.74	10,063,066	0.54	0.25	1.45	4.92	6.15
2015	395,272	10.98	19.64	7,739,364	0.30	0.25	1.45	(4.94)	(3.82)
2014	404,401	11.55	20.51	8,279,089	0.10	0.25	1.45	5.29	6.63
Neuberger Berman Core Bond
2018	485,831	8.96	9.83	4,691,013	2.57	0.90	1.25	(5.68)	(5.30)
2017	559,206	9.50	10.38	5,708,572	2.35	0.90	1.25	(0.94)	(0.57)
2016	732,851	9.59	10.44	7,564,381	2.42	0.90	1.25	(1.74)	(1.42)
2015	935,151	9.76	10.59	9,809,414	2.42	0.90	1.25	(4.31)	(3.99)
2014	1,157,171	10.20	11.03	12,652,944	2.49	0.90	1.25	0.89	1.29
Neuberger Berman Large Cap Value
2018	70,797	10.48	10.94	775,106	1.30	0.90	1.25	(5.42)	(5.12)
2017	75,033	11.08	11.53	865,390	0.94	0.90	1.25	8.31	8.67
2016	75,672	10.23	10.61	802,915	1.34	0.90	1.25	22.51	22.94
2015	84,185	8.35	8.63	726,604	1.83	0.90	1.25	(16.25)	(15.89)
2014	84,204	9.97	10.26	864,394	1.26	0.90	1.25	5.95	6.32

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Neuberger Berman Sustainable Equity (b)
2018	63,940	13.09	13.69	874,536	0.27	0.90	1.25	(9.91)	(9.58)
2017	62,696	14.53	15.14	948,421	0.46	0.90	1.25	13.43	13.83
2016	70,780	12.81	13.30	940,537	1.02	0.90	1.25	5.35	5.64
2015	83,845	12.16	12.59	1,054,566	1.23	0.90	1.25	(4.70)	(4.33)
2014	52,163	12.76	13.16	685,553	0.67	0.90	1.25	5.63	6.04
Northern Global Tactical Asset Allocation
2018	10,363	11.31	11.31	117,233	3.06	0.90	0.90	(11.43)	(11.43)
2017	11,147	12.77	12.77	142,376	2.44	0.90	0.90	9.80	9.80
2016	12,078	11.63	11.63	140,481	2.86	0.90	0.90	4.96	4.96
2015	17,902	11.08	11.08	198,406	2.61	0.90	0.90	(6.02)	(6.02)
2014	20,869	11.79	11.79	246,002	1.57	0.90	0.90	(1.75)	(1.75)
Northern Large Cap Core
2018	9,091	15.16	15.16	137,818	2.45	0.90	0.90	(9.49)	(9.49)
2017	5,682	16.75	16.75	95,200	1.54	0.90	0.90	15.68	15.68
2016	7,230	14.48	14.48	104,679	1.76	0.90	0.90	7.02	7.02
2015	8,278	13.53	13.53	112,046	1.56	0.90	0.90	(5.32)	(5.32)
2014	11,772	14.29	14.29	168,208	0.16	0.90	0.90	4.99	4.99
Northern Large Cap Value
2018	10,435	14.13	14.13	147,236	1.60	0.90	0.90	(12.02)	(12.02)
2017	9,915	16.06	16.06	158,995	2.33	0.90	0.90	8.29	8.29
2016	10,321	14.83	14.83	152,930	1.40	0.90	0.90	12.43	12.43
2015	13,030	13.19	13.19	171,696	1.58	0.90	0.90	(9.60)	(9.60)
2014	12,793	14.59	14.59	186,444	2.73	0.90	0.90	6.42	6.42
Oak Ridge Small Cap Growth
2018	5,201	12.46	12.46	64,796	-	0.90	0.90	(10.17)	(10.17)
2017	4,643	13.87	13.87	64,409	-	0.90	0.90	14.34	14.34
2016	2,947	12.13	12.13	35,726	-	0.90	0.90	(1.70)	(1.70)
2015	6,196	12.34	12.34	76,471	-	0.90	0.90	(8.32)	(8.32)
2014	5,566	13.46	13.46	74,902	-	0.90	0.90	(0.07)	(0.07)

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Oppenheimer Developing Markets
2018	25,780	9.15	9.15	235,829	0.25	0.90	0.90	(15.51)	(15.51)
2017	27,671	10.83	10.83	299,767	0.34	0.90	0.90	29.70	29.70
2016	28,032	8.35	8.35	234,209	0.25	0.90	0.90	2.71	2.71
2015	22,930	8.13	8.13	186,353	0.33	0.90	0.90	(17.29)	(17.29)
2014	29,555	9.83	9.83	290,680	0.30	0.90	0.90	(8.47)	(8.47)
Oppenheimer Discovery
2018	13,419	14.52	14.52	194,693	-	0.90	0.90	(7.34)	(7.34)
2017	9,878	15.67	15.67	154,772	-	0.90	0.90	24.17	24.17
2016	4,761	12.62	12.62	60,058	-	0.90	0.90	0.24	0.24
2015	3,171	12.59	12.59	39,919	-	0.90	0.90	(1.87)	(1.87)
2014	1,762	12.83	12.83	22,625	-	0.90	0.90	(5.94)	(5.94)
Oppenheimer Global
2018	32,306	13.34	13.34	430,423	0.46	0.90	0.90	(16.88)	(16.88)
2017	30,970	16.05	16.05	497,184	0.63	0.90	0.90	31.02	31.02
2016	20,977	12.25	12.25	257,012	0.56	0.90	0.90	(3.62)	(3.62)
2015	29,265	12.71	12.71	372,124	0.84	0.90	0.90	(0.16)	(0.16)
2014	16,604	12.73	12.73	211,340	0.52	0.90	0.90	(1.77)	(1.77)
Oppenheimer Global Fund/VA (a)
2018	331,665	10.42	12.78	3,502,919	0.79	0.25	1.45	(17.12)	(16.20)
2017	365,686	12.50	15.25	4,640,772	0.48	0.25	1.45	30.31	32.03
2016	139,328	9.52	11.55	1,351,209	0.77	0.25	1.45	(4.52)	(3.43)
2015	216,528	9.90	11.96	2,167,342	2.41	0.25	1.45	(0.84)	0.42
2014	24,837	9.91	11.91	258,889	0.54	0.25	1.45	(2.37)	(0.90)
Oppenheimer Global Strategic Income Fund/VA
2018	3,331	8.54	9.22	30,061	3.97	0.25	1.45	(8.66)	(7.52)
2017	4,379	9.35	9.97	42,496	2.23	0.25	1.45	1.41	2.57
2016	5,406	9.22	9.72	51,099	4.17	0.25	1.45	1.65	2.86
2015	5,373	9.07	9.45	49,647	5.06	0.25	1.45	(6.78)	(5.59)
2014	4,556	9.73	10.01	45,250	0.07	0.25	1.45	(2.01)	(0.79)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Oppenheimer International Growth Fund/VA
2018	63,382	8.32	9.93	613,784	0.46	0.25	1.45	(23.11)	(22.12)
2017	93,427	10.82	12.75	1,161,154	0.87	0.25	1.45	20.89	22.36
2016	62,179	8.95	10.42	621,979	0.87	0.25	1.45	(6.96)	(5.79)
2015	55,400	9.62	11.06	596,911	0.91	0.25	1.45	(1.33)	(0.18)
2014	59,816	9.75	11.08	644,702	1.68	0.25	1.45	(11.20)	(10.14)
Oppenheimer Main Street Small Cap Fund/VA
2018	658,400	11.07	24.27	12,081,027	0.06	0.25	1.45	(14.45)	(13.41)
2017	715,384	12.94	28.17	15,477,335	0.54	0.25	1.45	8.92	10.32
2016	536,032	11.88	25.67	10,941,239	0.24	0.25	1.45	12.50	13.87
2015	572,218	10.56	22.65	10,402,230	0.71	0.25	1.45	(10.20)	(9.12)
2014	685,537	11.76	25.04	14,223,043	0.64	0.25	1.45	6.81	8.08
Oppenheimer Total Return Bond Fund/VA
2018	4,300,175	6.28	6.61	28,082,283	2.90	0.75	1.35	(5.42)	(4.89)
2017	4,280,635	6.64	10.27	29,398,795	2.19	0.75	1.35	(0.15)	3.11
2016	4,514,963	6.65	6.92	30,936,441	3.42	0.75	1.35	(1.34)	(0.72)
2015	3,679,315	6.74	6.97	25,253,139	3.87	0.75	1.35	(3.58)	(2.92)
2014	3,045,456	6.99	7.18	21,634,994	5.01	0.75	1.35	2.34	2.87
PGIM Jennison 20/20 Focus (b)
2018	234,735	12.95	13.52	3,172,951	0.34	0.90	1.25	(9.12)	(8.77)
2017	242,293	14.25	14.82	3,590,191	-	0.90	1.25	21.28	21.77
2016	240,533	11.75	12.17	2,927,467	-	0.90	1.25	(1.09)	(0.81)
2015	265,123	11.88	12.27	3,252,298	-	0.90	1.25	0.08	0.49
2014	290,874	11.87	12.21	3,550,600	-	0.90	1.25	1.89	2.26
PGIM Jennison Mid-Cap Growth (b)
2018	7,486	12.22	12.22	91,434	-	0.90	0.90	(11.96)	(11.96)
2017	8,101	13.88	13.88	112,410	-	0.90	0.90	17.53	17.53
2016	7,230	11.81	11.81	85,307	-	0.90	0.90	(0.08)	(0.08)
2015	11,101	11.82	11.82	131,190	-	0.90	0.90	(6.49)	(6.49)
2014	5,446	12.64	12.64	68,746	-	0.90	0.90	4.98	4.98

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PGIM Jennison Natural Resources (b)
2018	2,778	4.52	4.52	12,560	1.24	0.90	0.90	(30.67)	(30.67)
2017	2,905	6.52	6.52	18,928	-	0.90	0.90	1.09	1.09
2016	1,863	6.45	6.45	12,029	1.45	0.90	0.90	29.00	29.00
2015	803	5.00	5.00	4,019	-	0.90	0.90	(32.16)	(32.16)
2014	684	7.37	7.37	5,045	-	0.90	0.90	(22.99)	(22.99)
PGIM Jennison Small Company (b)
2018	40,348	12.51	13.05	526,373	0.21	0.90	1.25	(17.04)	(16.77)
2017	42,878	15.08	15.68	672,047	0.04	0.90	1.25	14.50	14.87
2016	47,929	13.17	13.65	653,869	0.52	0.90	1.25	8.48	8.85
2015	67,677	12.14	12.54	848,013	0.15	0.90	1.25	(7.82)	(7.45)
2014	53,151	13.17	13.55	719,948	0.18	0.90	1.25	3.38	3.67
PGIM QMA Small-Cap Value (b)(d)
2018	28,712	9.64	10.06	287,396	1.26	0.90	1.25	(22.51)	(22.26)
2017	37,958	12.44	12.94	488,290	1.26	0.90	1.25	1.63	1.97
2016	46,588	12.24	12.69	588,580	0.48	0.90	1.25	28.03	28.44
2015	275,536	9.56	9.88	2,712,234	2.75	0.90	1.25	(12.21)	(11.86)
2014	260,005	10.89	11.21	2,907,149	0.92	0.90	1.25	4.21	4.67
PIMCO All Asset
2018	37,156	9.66	9.66	358,429	4.52	0.90	0.90	(9.30)	(9.30)
2017	35,661	10.65	10.65	379,162	3.18	0.90	0.90	8.78	8.78
2016	55,087	9.79	9.79	538,739	2.87	0.90	0.90	8.30	8.30
2015	63,447	9.04	9.04	573,167	2.69	0.90	0.90	(12.91)	(12.91)
2014	76,562	10.38	10.38	794,393	3.85	0.90	0.90	(3.80)	(3.80)

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO CommodityRealReturn Strategy
2018	16,977	3.98	3.98	67,450	4.82	0.90	0.90	(17.60)	(17.60)
2017	17,863	4.83	4.83	86,165	7.50	0.90	0.90	(1.63)	(1.63)
2016	22,454	4.91	4.91	110,052	0.64	0.90	0.90	9.84	9.84
2015	29,041	4.47	4.47	129,717	5.78	0.90	0.90	(28.93)	(28.93)
2014	18,164	6.29	6.29	114,197	0.16	0.90	0.90	(21.67)	(21.67)
PIMCO Emerging Markets Bond
2018	867	9.23	9.23	7,985	3.88	0.90	0.90	(8.16)	(8.16)
2017	1,513	10.05	10.05	15,189	5.33	0.90	0.90	5.90	5.90
2016	886	9.49	9.49	8,381	5.49	0.90	0.90	10.09	10.09
2015	890	8.62	8.62	7,651	4.84	0.90	0.90	(6.81)	(6.81)
2014	779	9.25	9.25	7,186	2.41	0.90	0.90	(3.24)	(3.24)
PIMCO High Yield
2018	127,545	11.77	15.39	1,866,560	5.13	0.90	1.25	(6.88)	(6.59)
2017	137,254	12.64	16.50	2,152,300	4.77	0.90	1.25	2.27	2.56
2016	158,511	12.36	16.12	2,423,175	5.44	0.90	1.25	7.57	8.01
2015	254,395	11.49	14.95	3,599,085	5.63	0.90	1.25	(6.28)	(5.93)
2014	183,847	12.26	15.93	2,767,124	6.19	0.90	1.25	(1.29)	(0.99)
PIMCO International Bond (U.S. Dollar-Hedged) (b)
2018	453,461	10.97	11.45	5,189,182	2.14	0.90	1.25	(2.32)	(1.97)
2017	369,784	11.23	11.68	4,314,223	0.82	0.90	1.25	(1.49)	(1.10)
2016	277,128	11.40	11.81	3,266,931	0.76	0.90	1.25	1.97	2.25
2015	289,672	11.18	11.55	3,340,660	5.56	0.90	1.25	(4.44)	(4.07)
2014	361,322	11.70	12.04	4,346,607	8.32	0.90	1.25	5.88	6.17
PIMCO Low Duration
2018	5,223	8.12	8.12	42,393	1.57	0.90	0.90	(3.91)	(3.91)
2017	4,991	8.45	8.45	42,163	1.53	0.90	0.90	(2.54)	(2.54)
2016	11,973	8.67	8.67	103,863	1.51	0.90	0.90	(2.58)	(2.58)
2015	8,392	8.90	8.90	74,707	1.72	0.90	0.90	(3.78)	(3.78)
2014	4,199	9.25	9.25	38,854	1.60	0.90	0.90	(3.65)	(3.65)

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO Real Return
2018	105,292	8.92	8.92	938,427	1.99	0.90	0.90	(6.30)	(6.30)
2017	114,967	9.52	9.52	1,094,073	1.95	0.90	0.90	(0.73)	(0.73)
2016	129,977	9.59	9.59	1,245,640	0.44	0.90	0.90	0.42	0.42
2015	144,662	9.55	9.55	1,381,365	0.39	0.90	0.90	(7.10)	(7.10)
2014	182,029	10.28	10.28	1,870,895	3.06	0.90	0.90	(1.15)	(1.15)
PIMCO StocksPLUS Small Fund
2018	75,008	14.74	14.74	1,105,741	2.00	0.90	0.90	(15.92)	(15.92)
2017	86,425	17.53	17.53	1,515,207	3.23	0.90	0.90	12.73	12.73
2016	89,485	15.55	15.55	1,391,679	4.64	0.90	0.90	19.80	19.80
2015	36,887	12.98	12.98	478,904	1.84	0.90	0.90	(10.67)	(10.67)
2014	29,448	14.53	14.53	428,066	3.19	0.90	0.90	1.89	1.89
PIMCO Total Return
2018	251,176	10.01	10.01	2,513,995	2.59	0.90	0.90	(4.67)	(4.67)
2017	230,874	10.50	10.50	2,424,476	2.04	0.90	0.90	0.48	0.48
2016	228,036	10.45	10.45	2,383,562	2.42	0.90	0.90	(1.97)	(1.97)
2015	217,244	10.66	10.66	2,316,155	2.18	0.90	0.90	(3.79)	(3.79)
2014	259,989	11.08	11.08	2,880,016	3.35	0.90	0.90	0.09	0.09
PIMCO VIT All Asset Administrative
2018	534,699	11.33	12.46	6,644,048	3.17	0.75	1.35	(9.43)	(8.92)
2017	606,291	12.51	13.68	8,270,983	4.66	0.75	1.35	8.69	9.35
2016	708,089	11.51	12.51	8,832,698	2.58	0.75	1.35	8.08	8.78
2015	817,807	10.65	11.50	9,384,131	3.01	0.75	1.35	(12.85)	(12.35)
2014	1,256,221	12.22	13.12	16,439,900	5.05	0.75	1.35	(3.86)	(3.24)
PIMCO VIT All Asset Advisor
2018	19,474	8.85	9.70	177,697	3.03	0.25	1.45	(9.60)	(8.49)
2017	24,922	9.79	11.97	249,960	4.46	0.25	1.45	8.42	11.97
2016	27,206	9.03	9.66	252,678	2.87	0.25	1.45	8.01	9.28
2015	17,470	8.36	8.84	151,598	3.29	0.25	1.45	(13.19)	(12.13)
2014	18,798	9.63	10.06	187,508	4.09	0.25	1.45	(3.89)	(2.71)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT CommodityRealReturn Strategy Administrative
2018	1,369,364	3.61	4.03	5,238,282	2.67	0.75	1.35	(17.77)	(17.25)
2017	854,313	4.39	4.87	4,143,513	8.00	0.75	1.35	(2.23)	(1.62)
2016	1,666,410	4.49	4.95	7,924,344	0.98	0.75	1.35	10.32	10.74
2015	1,103,808	4.07	4.47	4,842,227	4.51	0.75	1.35	(28.97)	(28.37)
2014	973,458	5.73	6.24	6,072,723	0.41	0.75	1.35	(21.83)	(21.51)
PIMCO VIT CommodityRealReturn Strategy Advisor
2018	6,483	3.59	4.63	23,176	2.54	0.25	1.45	(17.91)	(17.08)
2017	6,604	4.33	11.39	28,493	10.24	0.25	1.45	(2.42)	0.80
2016	5,233	4.39	5.78	22,895	0.91	0.25	1.45	9.89	11.28
2015	8,358	3.96	5.26	33,011	4.21	0.25	1.45	(29.01)	(28.11)
2014	5,353	5.51	7.41	29,406	0.20	0.25	1.45	(22.16)	(21.28)
PIMCO VIT Emerging Markets Bond
2018	483,588	9.24	11.22	5,305,528	4.20	0.25	1.45	(8.97)	(7.86)
2017	469,364	10.15	12.24	5,631,169	5.19	0.25	1.45	4.96	6.29
2016	753,360	9.67	11.58	8,598,007	6.17	0.25	1.45	8.29	9.56
2015	325,894	8.93	10.62	3,418,956	5.23	0.25	1.45	(6.69)	(5.44)
2014	573,565	9.57	11.29	6,433,380	6.92	0.25	1.45	(2.94)	(1.91)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)
2018	4,932	8.26	11.05	53,438	5.17	0.25	1.45	(8.43)	(7.38)
2017	8,485	9.02	11.93	99,372	2.87	0.25	1.45	3.80	5.11
2016	1,237	8.69	11.35	13,816	4.64	0.25	1.45	(0.57)	0.53
2015	963	8.74	11.29	10,716	1.90	0.25	1.45	(8.39)	(7.15)
2014	2,034	9.54	12.16	24,593	3.04	0.25	1.45	(2.25)	(1.14)
PIMCO VIT High Yield
2018	34,422	9.57	16.84	417,210	4.64	0.25	1.45	(7.00)	(5.82)
2017	29,613	10.29	17.88	440,466	6.17	0.25	1.45	1.88	3.05
2016	191,468	10.10	17.35	2,095,843	11.14	0.25	1.45	7.45	8.78
2015	20,045	9.40	15.95	257,019	67.15	0.25	1.45	(6.09)	(4.89)
2014	6,438	10.01	16.77	106,657	20.67	0.25	1.45	(1.28)	(0.06)

(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) (b)
2018	830,987	11.30	11.93	9,878,006	1.42	0.75	1.35	(2.25)	(1.65)
2017	805,890	11.56	12.13	9,768,853	4.37	0.75	1.35	(1.62)	(1.06)
2016	965,371	11.75	12.26	11,787,884	1.33	0.75	1.35	2.00	2.59
2015	1,351,544	11.52	11.95	16,035,523	2.74	0.75	1.35	(4.00)	(3.40)
2014	1,891,300	12.00	12.37	23,264,883	1.83	0.75	1.35	6.38	7.01
PIMCO VIT International Bond Portfolio (Unhedged) (b)
2018	5,324	8.12	8.33	43,723	5.59	0.25	1.45	(8.25)	(7.13)
2017	7,760	8.85	8.97	68,728	1.97	0.25	1.45	5.86	7.17
2016	4,026	8.27	8.37	33,342	1.86	0.25	1.45	(1.65)	(0.36)
2015	3,070	8.32	8.50	25,570	1.39	0.25	1.45	(11.18)	(10.16)
2014	2,096	9.28	9.57	19,471	3.08	0.25	1.45	(4.11)	(2.91)
PIMCO VIT Low Duration Administrative (d)
2018	3,662,980	7.74	9.63	30,621,962	1.89	0.25	1.40	(4.02)	(2.92)
2017	3,826,748	8.06	9.92	33,144,660	1.34	0.25	1.40	(3.01)	(1.88)
2016	4,302,353	8.31	10.11	38,289,628	1.52	0.25	1.40	(2.92)	(1.84)
2015	4,414,390	8.56	10.30	40,299,089	3.37	0.25	1.40	(4.05)	(2.83)
2014	4,978,144	8.91	10.60	47,264,414	1.12	0.25	1.40	(3.50)	(2.39)
PIMCO VIT Low Duration Advisor
2018	173,346	8.23	8.51	1,449,761	1.32	0.25	1.45	(4.08)	(2.96)
2017	235,105	8.58	8.77	2,029,143	1.16	0.25	1.45	(3.16)	(2.01)
2016	86,070	8.85	8.95	762,359	1.69	0.25	1.45	(3.17)	(1.86)
2015	137,845	9.04	9.15	1,251,062	3.87	0.25	1.45	(4.09)	(3.08)
2014	77,077	9.34	9.54	721,304	1.12	0.25	1.45	(3.73)	(2.49)

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Real Return Administrative (d)
2018	2,561,635	9.28	10.60	25,676,192	2.64	0.25	1.40	(6.45)	(5.36)
2017	2,775,539	9.92	11.20	29,577,046	2.32	0.25	1.40	(0.80)	0.36
2016	3,506,689	10.00	11.16	37,371,297	2.29	0.25	1.40	0.60	1.82
2015	3,426,724	9.94	10.96	36,524,948	3.63	0.25	1.40	(6.89)	(5.84)
2014	4,482,854	10.67	11.64	50,943,733	1.41	0.25	1.40	(1.39)	(0.17)
PIMCO VIT Real Return Advisor
2018	80,066	8.18	8.90	700,508	2.56	0.25	1.45	(6.62)	(5.42)
2017	80,582	8.76	10.21	746,952	2.40	0.25	1.45	(0.90)	2.30
2016	61,588	8.84	9.38	570,559	1.99	0.25	1.45	0.45	1.74
2015	64,986	8.80	9.22	592,731	4.32	0.25	1.45	(6.98)	(5.92)
2014	57,706	9.46	9.80	560,760	1.48	0.25	1.45	(1.56)	(0.41)
PIMCO VIT Short-Term
2018	91,187	8.49	8.91	802,561	2.05	0.25	1.45	(2.97)	(1.87)
2017	137,470	8.75	9.08	1,235,245	1.65	0.25	1.45	(2.13)	(0.98)
2016	146,987	8.94	9.17	1,336,186	0.57	0.25	1.45	(2.30)	(0.97)
2015	228,613	9.15	9.26	2,098,031	0.38	0.25	1.45	(3.38)	(2.22)
2014	69,696	9.43	9.47	657,175	0.41	0.25	1.45	(3.76)	(2.67)
PIMCO VIT Total Return Administrative
2018	1,527,795	10.05	11.91	15,389,858	2.50	0.25	1.40	(4.83)	(3.72)
2017	1,691,503	10.56	12.37	17,898,060	2.00	0.25	1.40	0.38	1.56
2016	1,772,489	10.52	12.18	18,678,574	2.16	0.25	1.40	(1.77)	(0.57)
2015	2,037,440	10.71	12.25	21,849,128	4.74	0.25	1.40	(3.86)	(2.78)
2014	2,281,042	11.14	12.60	25,450,235	2.20	0.25	1.40	(0.27)	0.96

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Total Return Advisor (a)
2018	897,248	8.81	9.54	8,274,688	2.20	0.25	1.45	(4.96)	(3.83)
2017	868,650	9.27	9.92	8,375,823	1.76	0.25	1.45	0.22	1.54
2016	570,492	9.25	9.77	5,439,769	2.49	0.25	1.45	(1.80)	(0.71)
2015	918,271	9.42	9.84	8,823,427	6.49	0.25	1.45	(4.07)	(2.86)
2014	184,366	9.82	10.13	1,842,571	2.74	0.25	1.45	(0.41)	0.80
Pioneer Bond VCT
2018	108,321	8.98	9.36	986,106	2.33	0.25	1.45	(5.27)	(4.10)
2017	55,391	9.48	9.76	535,425	2.58	0.25	1.45	(0.84)	0.31
2016	47,761	9.56	9.73	460,935	2.66	0.25	1.45	(0.62)	0.52
2015	41,440	9.62	9.68	398,406	2.96	0.25	1.45	(4.28)	(3.10)
2014	16,159	9.95	10.05	161,207	3.35	0.25	1.45	1.11	2.46
Pioneer Equity Income VCT
2018	8,297	12.04	15.24	121,520	2.25	0.25	1.45	(12.75)	(11.70)
2017	11,900	13.80	17.26	194,518	1.29	0.25	1.45	10.14	11.50
2016	14,017	12.53	15.48	210,777	1.56	0.25	1.45	14.32	15.70
2015	3,710	10.96	13.38	49,373	1.87	0.25	1.45	(4.11)	(2.97)
2014	3,604	11.43	13.79	49,536	2.68	0.25	1.45	7.83	9.18
Pioneer High Yield VCT
2018	-	9.15	10.32	-	4.02	0.25	1.45	(8.22)	(7.03)
2017	10,653	9.97	11.10	116,837	10.12	0.25	1.45	2.36	3.54
2016	1,441	9.74	10.72	13,978	-	0.25	1.45	8.83	10.17
2015	2,041	8.95	9.73	18,755	5.15	0.25	1.45	(8.39)	(7.33)
2014	31,939	9.77	10.50	313,157	24.92	0.25	1.45	(4.68)	(3.49)
Pioneer Real Estate Shares VCT
2018	1,679	10.01	11.65	17,654	2.51	0.25	1.45	(11.57)	(10.52)
2017	1,551	11.32	13.02	18,472	2.44	0.25	1.45	(1.22)	(1.22)
2016	1,138	11.46	13.02	13,911	0.80	0.25	1.45	1.24	2.44
2015	6,568	11.32	12.71	74,342	0.41	0.25	1.45	1.19	1.19
2014	-	11.32	12.56	-	-	0.25	1.45	24.81	26.36

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Pioneer Strategic Income
2018	8,144	9.52	9.52	77,455	2.95	0.90	0.90	(5.65)	(5.65)
2017	9,826	10.09	10.09	99,098	3.50	0.90	0.90	1.20	1.20
2016	10,229	9.97	9.97	101,970	3.73	0.90	0.90	3.42	3.42
2015	8,975	9.64	9.64	86,423	3.26	0.90	0.90	(5.21)	(5.21)
2014	8,903	10.17	10.17	90,467	2.34	0.90	0.90	0.59	0.59
Pioneer Strategic Income VCT
2018	30,988	8.93	9.35	277,640	2.21	0.25	1.45	(6.20)	(5.08)
2017	13,638	9.52	9.85	131,690	3.34	0.25	1.45	0.11	1.34
2016	13,740	9.51	9.72	131,626	3.24	0.25	1.45	2.70	3.96
2015	15,508	9.26	9.35	143,934	4.12	0.25	1.45	(5.80)	(4.69)
2014	3,516	9.77	9.83	34,360	3.50	0.25	1.45	(0.91)	0.41
Power Income VIT
2018	38,098	7.93	8.55	321,943	2.09	0.25	1.45	(7.58)	(6.46)
2017	41,709	8.58	9.14	374,008	1.01	0.25	1.45	(2.28)	(1.08)
2016	29,660	8.78	9.24	267,720	-	0.25	1.45	(0.23)	0.98
2015	29,433	8.80	9.15	264,900	1.00	0.25	1.45	(6.68)	(5.67)
2014	194,320	9.43	9.70	1,841,330	3.35	0.25	1.45	(5.42)	(4.24)
Probabilities Fund
2018	219,082	7.82	8.54	1,800,432	-	0.25	1.45	(19.21)	(18.20)
2017	341,426	9.68	10.44	3,405,872	-	0.25	1.45	10.38	11.66
2016	396,385	8.77	9.35	3,560,029	-	0.25	1.45	(2.34)	(1.16)
2015	937,136	8.98	9.46	8,531,843	-	0.25	1.45	(9.75)	(8.60)
2014	1,147,959	9.95	10.35	11,566,075	-	0.25	1.45	0.20	1.37
Putnam VT Diversified Income
2018	31,889	8.94	9.72	303,542	3.21	0.25	1.45	(5.40)	(4.14)
2017	15,223	9.45	10.14	151,681	5.38	0.25	1.45	2.49	3.68
2016	15,957	9.22	9.78	153,790	6.73	0.25	1.45	0.88	2.09
2015	16,959	9.14	9.58	159,929	7.24	0.25	1.45	(6.64)	(5.52)
2014	14,865	9.79	10.14	148,684	4.85	0.25	1.45	(4.02)	(2.87)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Equity Income
2018	44,725	11.56	14.96	618,745	0.65	0.25	1.45	(12.49)	(11.43)
2017	47,216	13.21	16.89	739,179	1.60	0.25	1.45	13.59	14.98
2016	46,820	11.63	14.69	651,004	1.63	0.25	1.45	8.69	10.04
2015	60,224	10.70	13.35	745,296	1.39	0.25	1.45	(7.28)	(6.12)
2014	50,920	11.54	14.22	660,264	1.27	0.25	1.45	7.75	9.05
Putnam VT Global Asset Allocation
2018	1,025	10.61	12.45	10,851	1.87	0.25	1.45	(11.36)	(10.24)
2017	994	11.97	13.87	11,873	2.64	0.25	1.45	10.32	11.58
2016	7,324	10.85	12.43	79,437	1.01	0.25	1.45	2.07	3.33
2015	10,288	10.63	12.03	109,332	0.90	0.25	1.45	(4.23)	(3.06)
2014	909	11.10	12.41	10,085	-	0.25	1.45	4.72	5.98
Putnam VT Growth Opportunities
2018	5,092	14.96	18.79	94,516	-	0.25	1.45	(2.09)	(0.90)
2017	-	15.28	18.96	-	-	0.25	1.45	25.25	26.74
2016	-	12.20	14.96	-	-	0.25	1.45	1.84	3.10
2015	5,080	11.98	14.51	73,283	0.21	0.25	1.45	(3.39)	(2.22)
2014	11,222	12.40	14.84	165,814	0.02	0.25	1.45	8.96	10.25
Putnam VT High Yield
2018	78,129	9.33	10.11	747,295	4.33	0.25	1.45	(8.26)	(7.16)
2017	128,095	10.17	10.89	1,346,514	0.17	0.25	1.45	2.31	3.52
2016	4,826	9.94	10.52	50,186	1.74	0.25	1.45	10.44	11.91
2015	15,456	9.00	9.40	144,369	36.33	0.25	1.45	(9.46)	(8.38)
2014	12,546	9.94	10.26	128,134	11.46	0.25	1.45	(2.83)	(1.72)
Putnam VT Income
2018	2,683	9.10	9.48	25,130	2.91	0.25	1.45	(4.21)	(2.97)
2017	2,469	9.50	9.77	23,886	3.55	0.25	1.45	1.06	2.20
2016	1,688	9.40	9.56	16,007	8.08	0.25	1.45	(2.49)	(1.24)
2015	19,327	9.63	9.68	186,431	6.00	0.25	1.45	(5.77)	(4.63)
2014	182,881	10.11	10.23	1,856,953	0.72	0.25	1.45	1.79	3.05

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Multi-Asset Absolute Return (b)
2018	73,160	8.13	8.82	607,793	0.37	0.25	1.45	(11.82)	(10.73)
2017	90,014	9.22	9.88	849,152	-	0.25	1.45	2.22	3.56
2016	123,858	9.02	9.54	1,142,500	3.24	0.25	1.45	(3.63)	(2.55)
2015	163,819	9.36	9.79	1,569,486	0.03	0.25	1.45	(4.88)	(3.74)
2014	24,282	9.84	10.17	239,055	-	0.25	1.45	(0.71)	0.49
Putnam VT Multi-Cap Core (b)
2018	7,764	12.49	16.03	122,967	1.15	0.25	1.45	(11.67)	(10.60)
2017	7,561	13.57	17.93	134,206	1.13	0.25	1.45	17.54	21.27
2016	8,747	12.03	15.08	126,762	1.23	0.25	1.45	7.12	8.49
2015	8,513	11.23	13.90	114,137	1.18	0.25	1.45	(6.42)	(5.31)
2014	11,488	12.00	14.68	158,644	-	0.25	1.45	8.89	10.29
Putnam VT Small Cap Growth (b)
2018	1,709	9.29	11.92	15,881	-	0.25	1.45	(17.64)	(16.59)
2017	1,664	11.28	14.29	18,770	0.94	0.25	1.45	3.20	4.46
2016	-	10.93	13.68	-	-	0.25	1.45	10.52	11.86
2015	-	9.89	12.23	-	-	0.25	1.45	(11.70)	(10.60)
2014	-	11.20	13.68	-	-	0.25	1.45	2.47	3.64
Putnam VT Small Cap Value (a)
2018	37,155	9.20	9.20	342,060	0.34	0.75	0.75	(22.88)	(22.88)
2017	23,614	11.93	13.62	282,085	0.58	0.75	1.25	3.92	6.49
2016	17,262	11.48	11.48	198,321	1.43	0.75	0.75	22.78	22.78
2015	22,876	9.35	9.35	213,977	0.40	0.75	0.75	(7.79)	(7.79)
2014	258	10.14	10.14	2,616	-	0.75	0.75	1.40	1.40
Rational Dynamic Momentum VA (a)
2018	-	-	-	-	0.89	0.25	1.45	-	-
2017	1,014,386	10.26	10.30	10,440,592	-	0.25	1.45	2.60	3.00

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Redwood Managed Volatility (a)
2018	284,065	10.01	10.40	2,853,427	7.53	0.25	1.45	(7.14)	(5.97)
2017	707,585	10.78	11.06	7,635,448	6.15	0.25	1.45	2.76	4.05
2016	1,184,775	10.49	10.63	12,427,718	1.93	0.25	1.45	7.15	8.47
2015	-	9.79	9.80	-	-	0.25	1.45	(2.10)	(2.00)
Royce Micro-Cap
2018	518,643	7.71	9.18	4,645,697	-	0.75	1.35	(12.88)	(12.40)
2017	949,281	8.85	10.48	9,247,207	0.80	0.75	1.35	0.68	1.35
2016	593,899	8.79	10.34	6,135,125	0.63	0.75	1.35	14.60	15.27
2015	706,733	7.67	8.97	6,333,198	-	0.75	1.35	(16.17)	(15.70)
2014	871,976	9.15	10.64	9,267,693	-	0.75	1.35	(7.67)	(7.07)
Royce Opportunity
2018	149,633	11.27	11.76	1,757,371	-	0.90	1.25	(23.44)	(23.19)
2017	161,565	14.72	15.31	2,470,383	-	0.90	1.25	16.36	16.78
2016	176,763	12.65	13.11	2,314,818	-	0.90	1.25	24.26	24.62
2015	132,986	10.18	10.52	1,398,989	-	0.90	1.25	(17.57)	(17.23)
2014	116,216	12.35	12.71	1,477,707	-	0.90	1.25	(4.85)	(4.51)
Royce Small-Cap Value
2018	133,833	9.95	10.38	1,388,227	0.16	0.90	1.25	(11.00)	(10.75)
2017	142,960	11.18	11.63	1,661,315	0.27	0.90	1.25	0.90	1.22
2016	137,194	11.08	11.49	1,574,710	0.56	0.90	1.25	16.02	16.41
2015	147,686	9.55	9.87	1,456,255	0.45	0.90	1.25	(15.26)	(14.84)
2014	166,798	11.27	11.59	1,932,863	-	0.90	1.25	(4.17)	(3.90)
Rydex VIF Banking
2018	229,450	4.43	9.78	1,178,828	0.71	0.25	1.45	(22.75)	(21.72)
2017	247,297	5.67	12.66	1,643,104	0.21	0.25	1.45	7.65	8.82
2016	403,850	5.22	11.76	2,586,765	0.53	0.25	1.45	21.61	23.38
2015	168,919	4.25	9.67	842,757	0.32	0.25	1.45	(8.95)	(7.89)
2014	198,212	4.62	10.62	1,055,938	1.04	0.25	1.45	(1.12)	(0.90)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Basic Materials
2018	163,068	9.26	11.47	1,796,682	0.40	0.25	1.45	(21.06)	(20.08)
2017	332,869	11.73	14.51	4,592,374	0.46	0.25	1.45	16.14	17.53
2016	365,647	10.00	12.47	4,368,242	-	0.25	1.45	25.15	26.67
2015	192,000	7.91	9.95	1,898,091	-	0.25	1.45	(20.96)	(19.96)
2014	279,573	9.91	12.56	3,460,252	4.00	0.25	1.45	(6.07)	(4.91)
Rydex VIF Biotechnology
2018	201,971	11.73	24.41	3,041,286	-	0.25	1.45	(13.43)	(12.32)
2017	258,556	13.55	27.84	4,369,791	-	0.25	1.45	23.86	25.29
2016	258,344	10.94	22.22	3,509,893	-	0.25	1.45	(23.17)	(22.25)
2015	387,552	14.24	28.58	6,873,613	-	0.25	1.45	3.71	5.03
2014	503,503	13.73	27.21	8,593,000	-	0.25	1.45	26.89	28.47
Rydex VIF Commodities Strategy
2018	300,912	1.45	3.28	460,996	4.81	0.25	1.45	(18.99)	(17.82)
2017	481,836	1.79	4.04	1,018,968	-	0.25	1.45	(0.25)	1.10
2016	657,016	1.79	4.05	1,423,055	-	0.25	1.45	5.74	6.80
2015	334,750	1.69	3.83	581,064	-	0.25	1.45	(36.70)	(35.77)
2014	456,267	2.67	6.05	1,229,537	-	0.25	1.45	(36.91)	(36.17)
Rydex VIF Consumer Products
2018	111,887	10.19	17.23	1,723,283	0.72	0.25	1.45	(15.92)	(14.91)
2017	126,304	12.12	20.47	2,365,068	1.09	0.25	1.45	6.60	7.90
2016	167,343	11.37	19.17	2,863,303	0.91	0.25	1.45	0.89	2.09
2015	271,111	11.27	18.98	5,086,327	0.52	0.25	1.45	1.53	2.83
2014	264,587	11.10	18.66	4,626,725	0.69	0.25	1.45	7.77	9.04
Rydex VIF Dow 2x Strategy
2018	104,161	18.00	21.18	2,122,376	0.17	0.25	1.45	(18.00)	(16.99)
2017	131,685	21.95	25.79	3,249,464	0.06	0.25	1.45	51.59	53.43
2016	143,261	14.48	16.98	2,367,865	-	0.25	1.45	25.04	26.53
2015	253,237	11.58	13.56	3,416,667	-	0.25	1.45	(8.39)	(7.28)
2014	363,347	12.64	14.78	5,339,954	-	0.25	1.45	11.76	13.08

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Electronics
2018	96,754	5.34	15.52	519,422	-	0.25	1.45	(16.51)	(15.47)
2017	159,196	6.39	18.59	1,041,994	-	0.25	1.45	25.35	26.80
2016	257,580	5.09	14.83	1,391,457	-	0.25	1.45	18.93	20.34
2015	180,740	4.28	12.47	792,814	-	0.25	1.45	(2.35)	(1.15)
2014	246,263	4.37	12.77	1,104,971	-	0.25	1.45	18.35	19.85
Rydex VIF Energy
2018	220,407	4.46	6.33	1,354,441	0.68	0.25	1.45	(28.64)	(27.92)
2017	281,537	6.25	8.87	2,415,313	0.56	0.25	1.45	(10.46)	(9.24)
2016	419,569	6.98	9.88	3,985,575	0.80	0.25	1.45	25.77	27.14
2015	393,163	5.55	7.85	3,051,350	0.34	0.25	1.45	(33.29)	(32.40)
2014	417,324	8.32	11.75	4,856,829	0.14	0.25	1.45	(22.17)	(21.28)
Rydex VIF Energy Services
2018	442,518	2.18	2.55	1,073,955	3.73	0.25	1.45	(48.09)	(47.42)
2017	377,070	4.19	4.85	1,762,363	-	0.25	1.45	(22.12)	(21.14)
2016	374,658	5.38	6.15	2,229,336	0.74	0.25	1.45	17.72	19.19
2015	413,311	4.57	5.16	2,118,520	0.33	0.25	1.45	(34.62)	(33.93)
2014	358,904	6.99	7.84	2,814,282	-	0.25	1.45	(32.46)	(31.55)
Rydex VIF Europe 1.25x Strategy
2018	128,469	4.17	7.36	632,660	0.31	0.25	1.45	(22.53)	(21.51)
2017	220,988	5.32	9.50	1,414,236	0.94	0.25	1.45	23.06	24.49
2016	190,731	4.28	7.72	1,014,865	1.14	0.25	1.45	(9.71)	(8.58)
2015	185,865	4.70	8.55	1,092,824	1.90	0.25	1.45	(11.31)	(10.15)
2014	137,284	5.24	9.64	909,008	1.26	0.25	1.45	(16.25)	(15.29)
Rydex VIF Financial Services
2018	150,086	6.37	10.55	1,030,977	0.93	0.25	1.45	(16.14)	(15.10)
2017	239,170	7.51	12.58	1,950,167	0.39	0.25	1.45	10.54	11.95
2016	322,551	6.73	11.38	2,505,052	0.62	0.25	1.45	10.81	12.09
2015	346,834	6.01	10.27	2,267,264	0.43	0.25	1.45	(8.22)	(7.13)
2014	593,313	6.48	11.19	4,228,272	0.38	0.25	1.45	7.70	9.11

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Government Long Bond 1.2x Strategy
2018	79,270	9.76	12.92	928,989	1.41	0.25	1.45	(9.46)	(8.30)
2017	102,772	10.78	14.09	1,328,263	1.16	0.25	1.45	4.86	6.10
2016	240,203	10.28	13.28	2,960,733	1.32	0.25	1.45	(4.73)	(3.56)
2015	227,575	10.79	13.77	2,892,280	0.94	0.25	1.45	(9.25)	(8.14)
2014	220,053	11.89	14.99	3,127,415	1.12	0.25	1.45	28.82	30.35
Rydex VIF Health Care
2018	302,174	12.87	17.79	4,518,730	-	0.25	1.45	(3.16)	(1.98)
2017	303,520	13.29	18.15	4,726,672	-	0.25	1.45	17.51	18.94
2016	326,930	11.31	15.26	4,351,243	-	0.25	1.45	(13.66)	(12.60)
2015	527,210	13.10	17.46	8,134,957	-	0.25	1.45	(0.08)	1.22
2014	828,469	13.11	17.25	12,806,163	-	0.25	1.45	19.29	20.63
Rydex VIF High Yield Strategy (a)
2018	18,890	10.20	10.59	194,521	1.57	0.25	1.45	(5.20)	(3.99)
2017	186,793	10.76	11.03	2,011,574	0.54	0.25	1.45	2.28	3.37
2016	8,143	10.52	10.67	86,634	6.33	0.25	1.45	6.69	8.11
2015	185,563	9.86	9.87	1,828,612	-	0.25	1.45	(1.40)	(1.30)
Rydex VIF Internet
2018	201,737	9.97	18.88	2,076,324	-	0.25	1.45	(7.43)	(6.30)
2017	137,915	10.76	20.15	1,541,358	-	0.25	1.45	28.16	29.67
2016	89,460	8.39	15.54	763,748	-	0.25	1.45	(0.08)	1.11
2015	260,536	8.38	15.37	2,237,610	-	0.25	1.45	3.57	4.91
2014	184,843	8.08	14.65	1,510,806	-	0.25	1.45	(2.49)	(1.28)
Rydex VIF Inverse Dow 2x Strategy
2018	1,418,568	0.21	2.04	289,726	-	0.25	1.45	(4.55)	(2.56)
2017	679,920	0.22	2.10	154,041	-	0.25	1.45	(41.67)	(40.54)
2016	4,856,361	0.37	3.60	1,958,774	-	0.25	1.45	(32.84)	(31.58)
2015	3,751,428	0.55	5.36	2,053,634	-	0.25	1.45	(11.99)	(11.01)
2014	481,461	0.62	6.09	324,694	-	0.25	1.45	(25.30)	(24.31)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse Government Long Bond Strategy
2018	361,018	1.64	5.55	676,145	-	0.25	1.45	(0.89)	0.43
2017	380,801	1.65	5.60	654,922	-	0.25	1.45	(12.77)	(11.90)
2016	452,800	1.89	6.42	892,941	-	0.25	1.45	(7.35)	(5.94)
2015	497,059	2.04	6.92	1,046,404	-	0.25	1.45	(5.46)	(4.35)
2014	1,127,668	2.15	7.32	2,455,290	-	0.25	1.45	(28.24)	(27.43)
Rydex VIF Inverse Mid-Cap Strategy
2018	12,383	0.98	4.75	12,075	-	0.25	1.45	6.03	7.24
2017	29,243	0.92	4.48	27,645	-	0.25	1.45	(17.34)	(16.29)
2016	74,000	1.11	5.42	110,224	-	0.25	1.45	(22.68)	(21.55)
2015	108,583	1.43	7.01	165,612	-	0.25	1.45	(5.40)	(4.13)
2014	73,050	1.51	7.41	110,664	-	0.25	1.45	(15.64)	(14.49)
Rydex VIF Inverse NASDAQ-100 Strategy
2018	181,691	0.61	3.09	114,538	-	0.25	1.45	(7.58)	(5.41)
2017	334,341	0.66	3.33	302,897	-	0.25	1.45	(27.92)	(26.92)
2016	713,922	0.91	4.62	809,884	-	0.25	1.45	(13.33)	(12.36)
2015	433,395	1.05	5.33	472,345	-	0.25	1.45	(16.72)	(15.64)
2014	394,022	1.26	6.40	498,847	-	0.25	1.45	(22.24)	(21.21)
Rydex VIF Inverse Russell 2000 Strategy
2018	74,550	0.91	4.79	90,188	-	0.25	1.45	6.21	7.43
2017	255,790	0.85	4.51	218,138	-	0.25	1.45	(17.48)	(15.91)
2016	499,087	1.03	5.45	560,835	-	0.25	1.45	(23.78)	(23.11)
2015	426,946	1.34	7.15	575,007	-	0.25	1.45	(4.29)	(2.97)
2014	128,425	1.40	7.47	180,807	-	0.25	1.45	(13.04)	(11.61)
Rydex VIF Inverse S&P 500 Strategy
2018	123,788	1.03	4.31	176,961	-	0.25	1.45	(0.96)	0.52
2017	308,754	1.04	4.33	373,675	-	0.25	1.45	(20.99)	(20.00)
2016	678,501	1.31	5.48	1,027,201	-	0.25	1.45	(16.03)	(14.93)
2015	1,004,352	1.56	6.52	3,170,046	-	0.25	1.45	(8.56)	(7.40)
2014	610,836	1.70	7.13	1,052,162	-	0.25	1.45	(18.27)	(17.29)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Japan 2x Strategy
2018	47,665	9.02	9.98	431,332	-	0.25	1.45	(26.29)	(25.42)
2017	77,534	12.16	13.54	948,244	-	0.25	1.45	43.74	45.38
2016	109,971	8.38	9.42	933,537	-	0.25	1.45	4.09	5.43
2015	200,324	7.97	9.05	1,632,257	-	0.25	1.45	7.10	8.42
2014	117,466	7.37	8.45	891,477	-	0.25	1.45	(19.14)	(18.16)
Rydex VIF Leisure
2018	50,599	10.88	12.68	552,940	0.38	0.25	1.45	(17.23)	(16.25)
2017	55,320	13.12	15.14	727,858	0.37	0.25	1.45	14.87	16.28
2016	50,477	11.41	13.02	576,753	0.27	0.25	1.45	4.80	6.11
2015	207,542	10.87	12.27	2,267,784	0.12	0.25	1.45	(4.08)	(2.93)
2014	73,708	11.31	12.64	839,230	0.12	0.25	1.45	2.86	4.03
Rydex VIF Mid-Cap 1.5x Strategy
2018	94,476	12.13	20.74	1,693,603	0.16	0.25	1.45	(22.94)	(21.99)
2017	110,631	15.74	26.87	2,589,298	-	0.25	1.45	17.11	18.52
2016	151,864	13.44	22.91	2,933,961	-	0.25	1.45	23.99	25.46
2015	182,430	10.84	18.45	3,052,475	-	0.25	1.45	(9.59)	(8.52)
2014	241,470	11.99	20.39	4,232,933	-	0.25	1.45	7.05	8.39
Rydex VIF NASDAQ-100
2018	303,427	15.81	22.18	5,121,966	-	0.25	1.45	(6.12)	(4.97)
2017	317,132	16.84	23.34	5,795,893	-	0.25	1.45	25.39	26.92
2016	413,711	13.43	18.39	6,002,379	-	0.25	1.45	1.36	2.62
2015	659,936	13.25	17.92	9,311,223	-	0.25	1.45	3.52	4.73
2014	770,783	12.80	17.11	10,508,378	-	0.25	1.45	12.38	13.69
Rydex VIF NASDAQ-100 2x Strategy
2018	511,277	20.41	40.97	10,921,698	-	0.25	1.45	(13.28)	(12.23)
2017	468,700	23.50	46.68	11,620,810	-	0.25	1.45	62.09	64.08
2016	609,466	14.47	28.45	9,240,006	-	0.25	1.45	4.85	6.12
2015	730,846	13.79	26.81	10,645,841	-	0.25	1.45	9.59	10.92
2014	837,207	12.56	24.17	10,694,457	-	0.25	1.45	30.64	32.29

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Nova
2018	153,171	12.28	14.59	1,932,670	0.19	0.25	1.45	(14.28)	(13.20)
2017	291,653	14.30	17.02	4,187,700	0.04	0.25	1.45	26.07	27.59
2016	311,455	11.33	13.50	3,546,761	-	0.25	1.45	10.66	12.04
2015	361,827	10.22	12.20	3,735,697	-	0.25	1.45	(5.06)	(3.94)
2014	501,304	10.75	12.85	5,410,280	0.07	0.25	1.45	13.42	14.78
Rydex VIF Precious Metals
2018	415,057	3.52	6.77	2,730,591	4.73	0.25	1.45	(20.30)	(19.24)
2017	462,659	4.37	8.48	3,851,108	4.93	0.25	1.45	2.44	3.71
2016	599,240	4.23	8.26	4,579,538	-	0.25	1.45	58.33	60.23
2015	732,140	2.64	5.21	3,783,615	5.58	0.25	1.45	(33.42)	(32.75)
2014	607,546	3.93	7.82	4,655,849	0.13	0.25	1.45	(20.96)	(19.84)
Rydex VIF Real Estate
2018	244,278	7.72	13.66	2,970,457	1.05	0.25	1.45	(11.41)	(10.33)
2017	208,961	8.62	15.39	3,089,828	3.41	0.25	1.45	1.99	3.28
2016	258,029	8.37	15.07	3,829,723	1.09	0.25	1.45	5.38	6.62
2015	559,833	7.86	14.28	6,896,374	1.99	0.25	1.45	(6.78)	(5.66)
2014	751,556	8.35	15.29	9,577,923	1.46	0.25	1.45	15.70	17.13
Rydex VIF Retailing
2018	66,547	10.01	13.52	880,385	0.01	0.25	1.45	(7.49)	(6.31)
2017	42,427	10.82	14.58	593,650	-	0.25	1.45	7.88	9.24
2016	61,497	10.03	13.50	820,291	-	0.25	1.45	(4.02)	(2.94)
2015	78,169	10.45	14.05	1,089,881	-	0.25	1.45	(5.69)	(4.49)
2014	96,189	11.08	14.86	1,311,762	-	0.25	1.45	3.94	5.24
Rydex VIF Russell 2000 1.5x Strategy
2018	56,858	10.95	14.43	774,642	-	0.25	1.45	(23.10)	(22.14)
2017	55,922	14.19	18.74	1,004,780	-	0.25	1.45	14.84	16.19
2016	96,345	12.24	16.30	1,487,106	-	0.25	1.45	24.75	26.19
2015	53,966	9.71	13.05	698,759	-	0.25	1.45	(13.04)	(11.93)
2014	78,573	11.06	14.98	1,159,594	-	0.25	1.45	(0.26)	0.90

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Russell 2000 2x Strategy
2018	128,941	8.32	11.40	1,103,418	-	0.25	1.45	(29.41)	(28.61)
2017	363,929	11.77	16.15	4,313,602	-	0.25	1.45	20.79	22.29
2016	303,172	9.73	13.37	3,023,453	-	0.25	1.45	32.11	33.68
2015	273,620	7.35	10.12	2,014,132	-	0.25	1.45	(16.98)	(16.00)
2014	353,647	8.84	12.19	3,124,649	-	0.25	1.45	0.58	1.88
Rydex VIF S&P 500 2x Strategy
2018	240,815	13.50	16.99	3,454,861	0.05	0.25	1.45	(19.10)	(18.13)
2017	315,462	16.66	21.00	5,491,789	-	0.25	1.45	37.25	38.94
2016	313,971	12.12	15.30	3,905,031	-	0.25	1.45	15.12	16.46
2015	419,239	10.51	13.29	4,481,046	-	0.25	1.45	(5.94)	(4.77)
2014	828,729	11.16	14.13	9,469,447	-	0.25	1.45	19.24	20.66
Rydex VIF S&P 500 Pure Growth
2018	371,996	12.26	16.82	5,400,259	-	0.25	1.45	(9.72)	(8.69)
2017	523,214	13.58	18.42	8,216,326	-	0.25	1.45	18.91	20.47
2016	453,991	11.42	15.29	6,097,794	-	0.25	1.45	(1.89)	(0.71)
2015	852,235	11.64	15.40	11,828,712	-	0.25	1.45	(3.32)	(2.16)
2014	923,249	12.04	15.74	13,369,909	-	0.25	1.45	7.50	8.85
Rydex VIF S&P 500 Pure Value
2018	485,520	10.78	13.21	6,322,659	0.52	0.25	1.45	(17.08)	(16.12)
2017	347,842	13.00	15.92	5,411,096	0.59	0.25	1.45	10.83	12.15
2016	460,145	11.73	14.34	6,579,064	1.18	0.25	1.45	12.25	13.64
2015	432,385	10.45	12.75	5,507,023	0.96	0.25	1.45	(13.35)	(12.27)
2014	695,322	12.06	14.69	10,182,423	0.44	0.25	1.45	6.16	7.41
Rydex VIF S&P MidCap 400 Pure Growth
2018	180,111	9.29	15.30	2,725,305	-	0.25	1.45	(18.58)	(17.54)
2017	213,831	11.41	18.75	3,944,404	-	0.25	1.45	13.53	14.92
2016	188,182	10.05	16.48	3,073,113	-	0.25	1.45	(1.76)	(0.56)
2015	316,993	10.23	16.76	5,191,257	-	0.25	1.45	(3.13)	(1.95)
2014	295,729	10.56	17.27	5,071,289	-	0.25	1.45	(5.80)	(4.70)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P MidCap 400 Pure Value
2018	89,567	9.66	12.74	1,122,304	-	0.25	1.45	(22.47)	(21.55)
2017	110,031	12.46	16.42	1,781,586	-	0.25	1.45	8.16	9.48
2016	328,287	11.52	15.15	4,806,569	0.43	0.25	1.45	23.34	24.73
2015	153,249	9.34	12.27	1,853,069	0.12	0.25	1.45	(15.70)	(14.68)
2014	233,697	11.08	14.54	3,370,832	0.05	0.25	1.45	2.03	3.36
Rydex VIF S&P SmallCap 600 Pure Growth
2018	200,950	11.35	15.69	3,105,745	-	0.25	1.45	(13.03)	(11.94)
2017	229,481	13.05	18.01	4,003,685	-	0.25	1.45	11.06	12.36
2016	291,990	11.75	16.20	4,597,782	-	0.25	1.45	13.53	14.88
2015	323,691	10.35	14.25	4,524,742	-	0.25	1.45	(4.78)	(3.57)
2014	349,418	10.87	14.93	5,210,500	-	0.25	1.45	(4.31)	(3.17)
Rydex VIF S&P SmallCap 600 Pure Value
2018	124,431	8.12	10.08	1,237,373	-	0.25	1.45	(24.04)	(23.07)
2017	167,938	10.69	13.25	2,157,980	-	0.25	1.45	(4.64)	(3.47)
2016	371,339	11.21	13.87	5,059,661	-	0.25	1.45	25.96	27.54
2015	134,182	8.90	11.00	1,463,028	-	0.25	1.45	(17.29)	(16.35)
2014	188,779	10.76	13.28	2,489,096	-	0.25	1.45	(3.15)	(1.95)
Rydex VIF Strengthening Dollar 2x Strategy
2018	108,982	4.54	9.82	494,924	-	0.25	1.45	6.97	8.24
2017	117,027	4.24	9.18	496,109	-	0.25	1.45	(21.27)	(20.18)
2016	121,547	5.37	11.66	659,295	-	0.25	1.45	2.37	3.48
2015	205,121	5.24	11.39	1,079,200	-	0.25	1.45	8.37	9.80
2014	206,698	4.83	10.51	999,151	-	0.25	1.45	17.56	18.97
Rydex VIF Technology
2018	316,032	8.83	15.40	2,926,094	-	0.25	1.45	(5.79)	(4.64)
2017	422,487	9.36	16.15	4,118,435	-	0.25	1.45	26.85	28.38
2016	510,000	7.36	12.58	3,786,642	-	0.25	1.45	6.16	7.52
2015	689,537	6.92	11.70	4,963,157	-	0.25	1.45	(3.31)	(2.17)
2014	756,985	7.15	12.08	5,616,382	-	0.25	1.45	5.50	6.79

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Telecommunications
2018	128,999	4.90	9.58	656,865	0.74	0.25	1.45	(9.37)	(8.31)
2017	107,936	5.40	10.57	599,204	1.45	0.25	1.45	1.15	2.43
2016	253,289	5.33	10.45	1,369,674	0.27	0.25	1.45	12.37	13.67
2015	151,164	4.74	9.30	735,930	1.76	0.25	1.45	(10.83)	(9.71)
2014	122,305	5.30	10.43	692,140	1.97	0.25	1.45	(1.88)	(0.69)
Rydex VIF Transportation
2018	36,766	10.83	12.98	451,418	-	0.25	1.45	(23.57)	(22.63)
2017	120,188	14.17	16.95	1,880,865	0.09	0.25	1.45	16.72	18.16
2016	167,328	12.14	14.50	2,212,648	-	0.25	1.45	10.36	11.73
2015	55,927	11.00	13.12	720,345	-	0.25	1.45	(17.85)	(16.87)
2014	337,756	13.39	15.94	5,357,258	-	0.25	1.45	17.46	18.87
Rydex VIF U.S. Government Money Market (c)
2018	12,318,299	5.33	7.87	78,108,112	0.45	0.25	1.45	(3.91)	(2.59)
2017	11,159,254	5.54	8.19	70,482,464	-	0.25	1.45	(4.32)	(3.17)
2016	8,503,695	5.78	8.56	53,142,557	-	0.25	1.45	(4.36)	(3.19)
2015	12,677,189	6.03	8.95	84,965,142	-	0.25	1.45	(4.38)	(3.21)
2014	12,413,978	6.30	9.36	84,787,141	-	0.25	1.45	(4.29)	(3.23)
Rydex VIF Utilities
2018	406,727	8.87	13.57	3,860,800	1.20	0.25	1.45	(0.67)	0.44
2017	490,807	8.93	13.51	4,899,581	2.16	0.25	1.45	6.17	7.48
2016	518,473	8.39	12.57	4,473,787	1.23	0.25	1.45	11.24	12.63
2015	518,870	7.53	11.16	3,922,198	2.05	0.25	1.45	(11.45)	(10.36)
2014	872,497	8.49	12.45	7,923,519	1.55	0.25	1.45	17.62	19.02
Rydex VIF Weakening Dollar 2x Strategy
2018	49,675	4.13	5.23	204,976	-	0.25	1.45	(15.37)	(14.51)
2017	58,363	4.88	6.18	285,004	-	0.25	1.45	14.02	15.63
2016	48,029	4.27	5.42	205,240	-	0.25	1.45	(12.72)	(11.76)
2015	54,868	4.84	6.21	268,063	-	0.25	1.45	(20.39)	(19.44)
2014	102,838	6.02	7.80	629,935	-	0.25	1.45	(25.36)	(24.44)

(c) Liquidation. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

SEI VP Balanced Strategy (a)
2018	26,265	8.83	9.35	232,035	2.11	0.25	1.45	(10.90)	(9.75)
2017	25,488	9.91	10.36	252,760	1.42	0.25	1.45	6.44	7.69
2016	29,150	9.31	9.62	272,674	2.21	0.25	1.45	2.20	3.44
2015	28,363	9.11	9.30	259,110	2.25	0.25	1.45	(7.61)	(6.44)
2014	4,328	9.86	9.94	42,967	4.10	0.25	1.45	(1.40)	(0.60)
SEI VP Conservative Strategy (a)
2018	3,637	8.69	9.20	32,349	1.55	0.25	1.45	(6.56)	(5.45)
2017	3,529	9.30	9.73	33,421	0.81	0.25	1.45	0.22	1.57
2016	10,826	9.28	9.58	102,721	2.09	0.25	1.45	(0.75)	0.42
2015	4,766	9.35	9.54	44,826	1.97	0.25	1.45	(4.79)	(3.64)
2014	1,646	9.82	9.90	16,274	2.53	0.25	1.45	(1.80)	(1.00)
SEI VP Defensive Strategy (a)
2018	17,802	8.40	8.89	149,554	1.23	0.25	1.45	(5.30)	(4.10)
2017	17,275	8.87	9.27	153,171	1.26	0.25	1.45	(1.99)	(0.86)
2016	16,764	9.05	9.35	151,782	0.63	0.25	1.45	(2.37)	(1.16)
2015	17,703	9.27	9.46	164,148	0.98	0.25	1.45	(4.83)	(3.67)
2014	9,762	9.74	9.82	95,111	1.47	0.25	1.45	(2.60)	(1.80)
SEI VP Market Growth Strategy (a)
2018	1,927	8.94	9.46	17,241	2.00	0.25	1.45	(12.09)	(11.09)
2017	1,870	10.17	10.64	19,034	2.75	0.25	1.45	8.77	10.14
2016	-	9.35	9.66	-	-	0.25	1.45	2.75	3.98
2015	-	9.10	9.29	-	5.65	0.25	1.45	(7.89)	(6.73)
2014	18	9.88	9.96	177	4.52	0.25	1.45	(1.20)	(0.40)
SEI VP Market Plus Strategy (a)
2018	4,148	9.20	9.73	40,024	1.42	0.25	1.45	(14.18)	(13.20)
2017	7,325	10.72	11.21	81,517	1.42	0.25	1.45	13.20	14.62
2016	7,108	9.47	9.78	69,185	1.93	0.25	1.45	3.38	4.71
2015	6,948	9.16	9.34	64,718	1.23	0.25	1.45	(8.03)	(6.97)
2014	3,128	9.96	10.04	31,363	5.06	0.25	1.45	(0.40)	0.40

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

SEI VP Moderate Strategy (a)
2018	3,491	9.02	9.54	31,477	1.82	0.25	1.45	(8.24)	(7.11)
2017	3,387	9.83	10.27	33,293	1.76	0.25	1.45	3.36	4.58
2016	3,287	9.51	9.82	31,271	3.66	0.25	1.45	1.39	2.61
2015	-	9.38	9.57	-	-	0.25	1.45	(5.54)	(4.40)
2014	-	9.93	10.01	-	-	0.25	1.45	(0.70)	0.10
T. Rowe Price Blue Chip Growth
2018	134,712	15.57	20.61	2,456,867	-	0.25	1.45	(2.81)	(1.62)
2017	234,213	16.02	20.95	4,533,966	-	0.25	1.45	29.93	31.51
2016	134,419	12.33	15.93	1,998,292	-	0.25	1.45	(3.90)	(2.69)
2015	153,206	12.83	16.37	2,368,088	-	0.25	1.45	5.95	7.20
2014	85,506	12.11	15.27	1,222,080	-	0.25	1.45	4.13	5.38
T. Rowe Price Capital Appreciation
2018	460,243	14.55	15.18	6,969,674	1.95	0.90	1.25	(3.77)	(3.50)
2017	487,349	15.12	15.73	7,651,030	0.89	0.90	1.25	10.20	10.62
2016	514,456	13.72	14.22	7,300,939	1.17	0.90	1.25	3.39	3.72
2015	561,065	13.27	13.71	7,675,128	1.20	0.90	1.25	0.68	1.11
2014	491,364	13.18	13.56	6,651,627	1.19	0.90	1.25	7.24	7.62
T. Rowe Price Equity Income
2018	36,036	10.53	13.52	440,772	1.39	0.25	1.45	(13.62)	(12.61)
2017	67,493	12.19	15.47	987,840	1.50	0.25	1.45	10.72	12.02
2016	66,459	11.01	13.81	883,554	1.92	0.25	1.45	13.62	15.08
2015	70,585	9.69	12.00	805,694	1.69	0.25	1.45	(11.10)	(10.11)
2014	60,478	10.90	13.35	787,491	1.75	0.25	1.45	2.44	3.73
T. Rowe Price Growth Stock
2018	350,085	16.19	16.90	5,910,162	-	0.90	1.25	(5.65)	(5.32)
2017	359,233	17.16	17.85	6,410,050	-	0.90	1.25	27.39	27.87
2016	350,682	13.47	13.96	4,894,584	-	0.90	1.25	(3.30)	(2.92)
2015	359,103	13.93	14.38	5,165,459	-	0.90	1.25	5.69	6.05
2014	354,472	13.18	13.56	4,806,741	-	0.90	1.25	3.78	4.15

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Health Sciences (a)
2018	517,167	13.73	25.26	7,368,834	-	0.25	1.45	(3.57)	(2.36)
2017	565,398	14.14	25.87	8,172,690	-	0.25	1.45	21.83	23.25
2016	617,883	11.53	20.99	7,281,474	-	0.25	1.45	(14.66)	(13.59)
2015	888,873	13.41	24.29	12,320,170	-	0.25	1.45	7.57	8.87
2014	268,539	12.38	22.31	3,620,074	-	0.25	1.45	23.80	27.05
T. Rowe Price Limited-Term Bond
2018	21,356	8.12	8.28	173,840	1.36	0.25	1.45	(3.45)	(2.24)
2017	26,626	8.36	8.47	222,916	1.28	0.25	1.45	(3.56)	(2.42)
2016	32,569	8.58	8.72	280,395	1.45	0.25	1.45	(3.33)	(2.14)
2015	36,751	8.79	9.02	324,277	0.84	0.25	1.45	(4.35)	(3.17)
2014	27,705	9.09	9.43	253,279	0.97	0.25	1.45	(3.97)	(2.86)
T. Rowe Price Retirement 2010
2018	128	10.42	10.42	1,332	1.68	0.90	0.90	(7.71)	(7.71)
2017	125	11.29	11.29	1,407	0.87	0.90	0.90	6.81	6.81
2016	304	10.57	10.57	3,214	0.71	0.90	0.90	2.42	2.42
2015	925	10.32	10.32	9,539	1.12	0.90	0.90	(4.97)	(4.97)
2014	1,476	10.86	10.86	16,023	1.31	0.90	0.90	0.46	0.46
T. Rowe Price Retirement 2015
2018	1,965	10.91	10.91	21,417	1.60	0.90	0.90	(8.32)	(8.32)
2017	1,872	11.90	11.90	22,271	1.31	0.90	0.90	8.48	8.48
2016	2,271	10.97	10.97	24,893	1.02	0.90	0.90	2.72	2.72
2015	3,980	10.68	10.68	42,496	1.19	0.90	0.90	(4.90)	(4.90)
2014	5,223	11.23	11.23	58,635	1.47	0.90	0.90	0.90	0.90
T. Rowe Price Retirement 2020
2018	6,988	11.41	11.41	79,666	1.01	0.90	0.90	(9.01)	(9.01)
2017	12,607	12.54	12.54	158,075	1.42	0.90	0.90	10.78	10.78
2016	11,419	11.32	11.32	129,296	1.84	0.90	0.90	2.82	2.82
2015	4,243	11.01	11.01	46,712	1.47	0.90	0.90	(4.68)	(4.68)
2014	3,226	11.55	11.55	37,253	1.83	0.90	0.90	1.05	1.05

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Retirement 2025
2018	5,905	11.83	11.83	69,903	1.10	0.90	0.90	(9.83)	(9.83)
2017	8,385	13.12	13.12	109,989	1.57	0.90	0.90	12.62	12.62
2016	4,661	11.65	11.65	54,303	0.98	0.90	0.90	2.92	2.92
2015	7,034	11.32	11.32	79,620	1.30	0.90	0.90	(4.39)	(4.39)
2014	5,994	11.84	11.84	70,995	1.36	0.90	0.90	1.28	1.28
T. Rowe Price Retirement 2030
2018	8,524	12.22	12.22	104,193	1.84	0.90	0.90	(10.34)	(10.34)
2017	2,826	13.63	13.63	38,526	1.30	0.90	0.90	14.35	14.35
2016	1,873	11.92	11.92	22,346	1.12	0.90	0.90	3.03	3.03
2015	1,827	11.57	11.57	21,151	1.83	0.90	0.90	(4.38)	(4.38)
2014	371	12.10	12.10	4,483	1.51	0.90	0.90	1.51	1.51
T. Rowe Price Retirement 2035
2018	2,109	12.48	12.48	26,321	1.15	0.90	0.90	(10.98)	(10.98)
2017	1,694	14.02	14.02	23,749	1.17	0.90	0.90	15.68	15.68
2016	1,350	12.12	12.12	16,349	0.88	0.90	0.90	3.06	3.06
2015	1,626	11.76	11.76	19,130	0.65	0.90	0.90	(4.16)	(4.16)
2014	3,101	12.27	12.27	38,066	1.49	0.90	0.90	1.49	1.49
T. Rowe Price Retirement 2040
2018	8,532	12.66	12.66	108,067	0.93	0.90	0.90	(11.28)	(11.28)
2017	8,239	14.27	14.27	117,620	0.44	0.90	0.90	16.68	16.68
2016	2,741	12.23	12.23	33,515	1.17	0.90	0.90	3.03	3.03
2015	1,026	11.87	11.87	12,178	1.79	0.90	0.90	(4.20)	(4.20)
2014	-	12.39	12.39	-	-	0.90	0.90	1.64	1.64
T. Rowe Price Retirement 2050
2018	126	12.68	12.68	1,600	1.60	0.90	0.90	(11.51)	(11.51)
2017	10	14.33	14.33	150	-	0.90	0.90	17.08	17.08
2016	-	12.24	12.24	-	-	0.90	0.90	3.12	3.12
2015	-	11.87	11.87	-	-	0.90	0.90	(4.12)	(4.12)
2014	-	12.38	12.38	-	-	0.90	0.90	1.64	1.64

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Retirement 2055
2018	2,450	12.67	12.67	31,037	0.81	0.90	0.90	(11.58)	(11.58)
2017	2,384	14.33	14.33	34,171	0.90	0.90	0.90	17.08	17.08
2016	2,319	12.24	12.24	28,384	0.92	0.90	0.90	3.12	3.12
2015	2,257	11.87	11.87	26,799	1.82	0.90	0.90	(4.12)	(4.12)
2014	-	12.38	12.38	-	-	0.90	0.90	1.56	1.56
T. Rowe Price Retirement Balanced
2018	14,319	9.86	9.86	141,187	0.89	0.90	0.90	(7.50)	(7.50)
2017	25,526	10.66	10.66	271,966	1.88	0.90	0.90	5.65	5.65
2016	17,031	10.09	10.09	171,815	1.45	0.90	0.90	1.92	1.92
2015	6,570	9.90	9.90	65,071	1.12	0.90	0.90	(5.08)	(5.08)
2014	3,270	10.43	10.43	34,109	1.57	0.90	0.90	(0.57)	(0.57)
Templeton Developing Markets VIP Fund (a)
2018	290,225	8.37	17.18	3,965,864	0.75	0.25	1.45	(19.52)	(18.50)
2017	431,026	10.40	21.33	7,306,044	1.04	0.25	1.45	34.19	35.94
2016	271,539	7.75	15.89	3,793,833	0.78	0.25	1.45	12.38	13.64
2015	213,165	6.89	14.14	2,749,594	2.50	0.25	1.45	(23.19)	(22.18)
2014	236,827	8.97	18.40	4,206,936	1.59	0.25	1.45	(12.40)	(8.10)
Templeton Foreign VIP Fund
2018	269,291	7.91	13.21	2,585,738	2.71	0.25	1.45	(19.14)	(18.15)
2017	304,827	9.78	16.14	3,508,060	2.52	0.25	1.45	11.64	12.95
2016	207,286	8.76	14.29	2,145,416	2.34	0.25	1.45	2.46	3.78
2015	200,466	8.55	13.77	1,839,501	4.05	0.25	1.45	(10.58)	(9.53)
2014	225,913	9.56	15.22	2,308,159	1.80	0.25	1.45	(15.02)	(13.96)
Templeton Global Bond VIP Fund (a)
2018	255,852	8.36	9.12	2,244,653	-	0.25	1.45	(2.56)	(1.30)
2017	223,698	8.58	9.24	1,997,443	-	0.25	1.45	(2.50)	(1.39)
2016	248,296	8.80	9.37	2,257,959	-	0.25	1.45	(1.57)	(0.32)
2015	209,877	8.94	9.40	1,931,397	8.78	0.25	1.45	(8.50)	(7.39)
2014	130,849	9.77	10.15	1,306,306	3.44	0.25	1.45	(2.59)	(1.36)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Growth VIP Fund
2018	368	9.02	10.74	3,323	2.09	0.25	1.45	(18.59)	(17.57)
2017	357	11.08	13.03	3,960	1.62	0.25	1.45	13.29	14.70
2016	5,918	9.78	11.36	65,978	1.76	0.25	1.45	4.82	6.07
2015	6,999	9.33	10.71	73,813	2.02	0.25	1.45	(10.55)	(9.47)
2014	12,173	10.43	11.83	142,503	1.26	0.25	1.45	(7.04)	(5.89)
Third Avenue Value
2018	1,992	8.01	8.58	15,964	2.03	0.25	1.45	(23.86)	(22.84)
2017	1,933	10.52	11.12	20,337	0.85	0.25	1.45	8.57	9.88
2016	1,875	9.69	10.12	18,165	0.80	0.25	1.45	7.43	8.70
2015	1,820	9.02	9.31	16,425	4.04	0.25	1.45	(12.93)	(11.84)
2014	7,096	10.36	10.56	74,128	3.63	0.25	1.45	(0.10)	1.05
VanEck VIP Global Gold
2018	22,464	6.39	6.95	156,082	2.99	0.25	1.45	(20.21)	(19.35)
2017	23,841	7.93	8.71	207,697	7.10	0.25	1.45	7.80	9.28
2016	108,028	7.28	8.08	803,122	0.16	0.25	1.45	41.51	43.16
2015	19,085	5.09	5.71	104,977	-	0.25	1.45	(27.45)	(26.65)
2014	16,533	6.95	7.87	130,115	0.39	0.25	1.45	(10.16)	(9.00)
VanEck VIP Global Hard Assets
2018	20,805	3.58	4.69	92,578	-	0.25	1.45	(31.53)	(30.67)
2017	33,181	5.18	6.85	217,335	-	0.25	1.45	(6.29)	(5.06)
2016	92,026	5.47	7.31	586,007	0.08	0.25	1.45	37.15	38.60
2015	10,504	3.95	5.33	46,644	0.03	0.25	1.45	(36.55)	(35.65)
2014	10,066	6.16	8.40	69,587	-	0.25	1.45	(22.87)	(22.01)
Vanguard VIF Balanced (a)
2018	49,218	10.38	10.78	523,334	13.39	0.65	1.85	(7.98)	(6.83)
2017	10,036	11.28	11.57	113,284	0.68	0.65	1.85	9.30	10.61
2016	1,785	10.32	10.46	18,436	-	0.65	1.85	5.74	6.95
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard VIF Capital Growth (a)
2018	30,392	11.96	12.42	364,781	0.90	0.65	1.85	(5.90)	(4.75)
2017	27,594	12.71	13.04	351,810	0.93	0.65	1.85	22.68	24.19
2016	13,390	10.36	10.50	138,912	-	0.65	1.85	5.61	6.92
2015	-	9.81	9.82	-	-	0.65	1.85	(1.90)	(1.80)
Vanguard VIF Conservative Allocation (a)
2018	53,425	9.68	10.06	518,882	2.99	0.65	1.85	(7.63)	(6.42)
2017	155,171	10.48	10.75	1,627,133	0.92	0.65	1.85	5.65	6.86
2016	47,193	9.92	10.06	468,332	2.69	0.65	1.85	0.92	2.24
2015	-	9.83	9.84	-	-	0.65	1.85	(1.70)	(1.60)
Vanguard VIF Diversified Value (a)
2018	23,329	9.72	10.09	227,996	2.79	0.65	1.85	(13.45)	(12.41)
2017	21,910	11.23	11.52	246,959	3.06	0.65	1.85	7.77	9.09
2016	12,111	10.42	10.56	126,140	-	0.65	1.85	7.64	8.87
2015	-	9.68	9.70	-	-	0.65	1.85	(3.20)	(3.00)
Vanguard VIF Equity Income (a)
2018	77,330	10.80	11.22	854,005	1.52	0.65	1.85	(10.45)	(9.30)
2017	57,757	12.06	12.37	701,831	2.18	0.65	1.85	12.61	14.01
2016	39,356	10.71	10.85	422,616	-	0.65	1.85	9.62	10.94
2015	-	9.77	9.78	-	-	0.65	1.85	(2.30)	(2.20)
Vanguard VIF Equity Index (a)
2018	5,748	10.93	11.35	64,422	-	0.65	1.85	(8.99)	(7.87)
2017	1,964	12.01	12.32	24,105	1.66	0.65	1.85	15.81	17.22
2016	1,001	10.37	10.51	10,497	-	0.65	1.85	6.58	7.79
2015	-	9.73	9.75	-	-	0.65	1.85	(2.70)	(2.50)
Vanguard VIF Growth (a)
2018	7,835	11.06	11.49	86,947	0.34	0.65	1.85	(4.57)	(3.45)
2017	7,641	11.59	11.90	88,798	0.81	0.65	1.85	24.62	26.33
2016	883	9.30	9.42	8,203	-	0.65	1.85	(5.78)	(4.66)
2015	-	9.87	9.88	-	-	0.65	1.85	(1.30)	(1.20)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard VIF High Yield Bond (a)
2018	45,030	9.78	10.15	453,510	5.25	0.65	1.85	(7.30)	(6.28)
2017	41,551	10.55	10.83	447,313	6.20	0.65	1.85	1.93	3.14
2016	33,839	10.35	10.50	350,373	8.78	0.65	1.85	6.05	7.36
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF International (a)
2018	83,700	10.63	11.04	914,398	0.56	0.65	1.85	(16.76)	(15.73)
2017	43,225	12.77	13.10	558,355	0.14	0.65	1.85	35.85	37.46
2016	409	9.40	9.53	3,841	2.81	0.65	1.85	(2.89)	(1.75)
2015	-	9.68	9.70	-	-	0.65	1.85	(3.20)	(3.00)
Vanguard VIF Mid-Cap Index (a)
2018	23,079	10.08	10.47	239,540	2.47	0.65	1.85	(13.62)	(12.60)
2017	12,213	11.67	11.98	145,631	4.24	0.65	1.85	13.41	14.86
2016	3,441	10.29	10.43	35,801	0.69	0.65	1.85	5.86	7.08
2015	-	9.72	9.74	-	-	0.65	1.85	(2.80)	(2.60)
Vanguard VIF Moderate Allocation (a)
2018	69,190	9.92	10.30	701,714	2.03	0.65	1.85	(9.49)	(8.36)
2017	67,773	10.96	11.24	753,688	3.46	0.65	1.85	9.38	10.63
2016	82	10.02	10.16	833	1.92	0.65	1.85	2.45	3.78
2015	-	9.78	9.79	-	-	0.65	1.85	(2.20)	(2.10)
Vanguard VIF Short Term Investment Grade (a)
2018	103,551	9.07	9.41	967,505	0.96	0.65	1.85	(3.72)	(2.59)
2017	27,655	9.42	9.66	266,214	2.47	0.65	1.85	(2.79)	(1.63)
2016	5,620	9.69	9.82	55,105	10.33	0.65	1.85	(2.12)	(0.91)
2015	-	9.90	9.91	-	-	0.65	1.85	(1.00)	(0.90)
Vanguard VIF Small Company Growth (a)
2018	36,465	11.02	11.44	414,290	0.32	0.65	1.85	(11.63)	(10.63)
2017	12,252	12.47	12.80	155,776	1.68	0.65	1.85	17.53	19.07
2016	2,288	10.61	10.75	24,552	-	0.65	1.85	9.49	10.82
2015	-	9.69	9.70	-	-	0.65	1.85	(3.10)	(3.00)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard VIF Total Bond Market Index (a)
2018	190,057	9.07	9.42	1,778,827	1.94	0.65	1.85	(4.93)	(3.68)
2017	102,615	9.54	9.78	998,805	0.81	0.65	1.85	(1.34)	(0.31)
2016	54,207	9.67	9.81	527,472	2.69	0.65	1.85	(2.42)	(1.21)
2015	-	9.91	9.93	-	-	0.65	1.85	(0.90)	(0.70)
Vanguard VIF Total Stock Market Index (a)
2018	65,181	10.82	11.24	719,633	1.25	0.65	1.85	(9.83)	(8.77)
2017	42,982	12.00	12.32	519,140	1.75	0.65	1.85	15.16	16.67
2016	33,987	10.42	10.56	355,397	-	0.65	1.85	7.20	8.53
2015	-	9.72	9.73	-	-	0.65	1.85	(2.80)	(2.70)
Vanguard® VIF Real Estate Index (a)(b)
2018	3,798	9.41	9.77	35,948	2.32	0.65	1.85	(9.78)	(8.69)
2017	12,262	10.43	10.70	128,371	1.58	0.65	1.85	(0.19)	0.94
2016	38,764	10.45	10.60	407,492	1.03	0.65	1.85	3.16	4.54
2015	-	10.13	10.14	-	-	0.65	1.85	1.30	1.40
Victory RS Partners (d)
2018	22,021	21.20	21.20	467,217	0.34	0.90	0.90	(15.44)	(15.44)
2017	24,094	25.07	25.07	604,181	-	0.90	0.90	9.86	9.86
2016	27,855	22.82	22.82	635,858	-	0.90	0.90	19.29	19.29
2015	39,711	19.13	19.13	759,817	-	0.90	0.90	(14.14)	(14.14)
2014	46,001	22.28	22.28	1,025,255	-	0.90	0.90	(7.55)	(7.55)
Victory RS Science and Technology
2018	41,311	21.70	22.65	936,054	-	0.90	1.25	(4.87)	(4.55)
2017	27,283	22.81	23.73	647,735	-	0.90	1.25	38.66	39.26
2016	14,507	16.45	17.04	247,453	-	0.90	1.25	9.08	9.44
2015	16,897	15.08	15.57	263,322	-	0.90	1.25	1.48	1.83
2014	16,844	14.86	15.29	257,779	-	0.90	1.25	0.88	1.26

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Victory RS Value
2018	157,206	10.78	11.26	1,770,118	0.55	0.90	1.25	(14.51)	(14.11)
2017	206,943	12.61	13.11	2,708,008	0.19	0.90	1.25	12.49	12.92
2016	150,070	11.21	11.61	1,743,445	0.26	0.90	1.25	6.36	6.61
2015	343,769	10.54	10.89	3,734,759	-	0.90	1.25	(10.14)	(9.78)
2014	157,994	11.73	12.07	1,907,358	0.95	0.90	1.25	7.03	7.38
Virtus Ceredex Mid Cap Value Equity
2018	18,509	13.79	13.79	255,628	0.71	0.90	0.90	(11.60)	(11.60)
2017	20,243	15.60	15.60	315,963	0.79	0.90	0.90	6.92	6.92
2016	10,832	14.59	14.59	157,995	1.08	0.90	0.90	15.24	15.24
2015	8,758	12.66	12.66	110,852	1.18	0.90	0.90	(9.83)	(9.83)
2014	3,069	14.04	14.04	43,105	0.72	0.90	0.90	6.44	6.44
Virtus Duff & Phelps International Series
2018	152,149	6.74	6.88	1,037,519	3.30	0.25	1.45	(20.33)	(19.34)
2017	116,344	8.45	8.53	985,433	1.79	0.25	1.45	10.88	12.24
2016	53,340	7.55	7.63	403,715	0.79	0.25	1.45	(5.92)	(4.76)
2015	7,389	7.94	8.11	58,654	1.55	0.25	1.45	(14.36)	(13.36)
2014	9,992	9.18	9.47	91,713	4.16	0.25	1.45	(8.15)	(6.97)
Virtus Duff & Phelps Real Estate Securities Series
2018	9,732	10.32	10.67	101,083	1.09	0.25	1.45	(10.65)	(9.58)
2017	20,752	11.55	11.80	240,819	1.36	0.25	1.45	1.40	2.61
2016	26,388	11.39	11.50	300,939	1.91	0.25	1.45	2.15	3.42
2015	21,616	11.06	11.15	239,880	1.52	0.25	1.45	(2.11)	(0.89)
2014	14,781	11.19	11.39	166,767	1.65	0.25	1.45	25.86	27.36
Virtus KAR Small-Cap Growth Series (a)
2018	34,521	18.71	19.80	653,197	-	0.25	1.45	6.79	8.08
2017	30,184	17.52	18.32	541,210	-	0.25	1.45	34.67	36.41
2016	17,971	13.01	13.43	239,091	-	0.25	1.45	20.46	21.87
2015	3,166	10.80	11.02	34,777	-	0.25	1.45	(3.66)	(2.48)
2014	3,436	11.21	11.30	38,786	-	0.25	1.45	12.10	13.00

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus Newfleet Multi-Sector Intermediate Bond Series
2018	112,337	9.19	9.39	1,037,703	3.88	0.25	1.45	(6.89)	(5.82)
2017	116,112	9.87	9.97	1,145,914	7.21	0.25	1.45	2.07	3.32
2016	21,033	9.58	9.67	201,632	4.51	0.25	1.45	4.54	5.81
2015	18,543	9.07	9.25	168,573	4.44	0.25	1.45	(5.61)	(4.40)
2014	15,985	9.51	9.80	151,979	5.04	0.25	1.45	(2.49)	(1.34)
Virtus Rampart Equity Trend Series
2018	-	-	-	-	0.08	0.25	1.45	-	-
2017	125,281	9.94	10.98	1,245,849	-	0.25	1.45	15.18	16.56
2016	155,934	8.63	9.42	1,345,981	-	0.25	1.45	(5.27)	(4.17)
2015	240,164	9.11	9.83	2,196,987	-	0.25	1.45	(13.32)	(12.15)
2014	372,239	10.51	11.19	3,929,000	0.29	0.25	1.45	(2.23)	(1.06)
Virtus Strategic Allocation Series
2018	6,428	9.78	10.67	62,868	2.61	0.25	1.45	(10.03)	(8.96)
2017	1,008	10.87	11.72	10,957	1.94	0.25	1.45	13.82	15.13
2016	978	9.55	10.18	9,345	1.70	0.25	1.45	(3.63)	(2.40)
2015	949	9.91	10.43	9,405	1.75	0.25	1.45	(9.50)	(8.35)
2014	921	10.95	11.38	10,086	2.12	0.25	1.45	2.82	4.02
Voya MidCap Opportunities Portfolio
2018	814	11.45	14.64	9,292	-	0.25	1.45	(11.92)	(10.84)
2017	-	13.00	16.42	-	-	0.25	1.45	19.05	20.56
2016	-	10.92	13.62	-	-	0.25	1.45	2.25	3.50
2015	-	10.68	13.16	-	-	0.25	1.45	(4.22)	(3.09)
2014	2	11.15	13.58	32	-	0.25	1.45	3.62	4.95
VY Clarion Global Real Estate Portfolio
2018	9,835	8.72	9.71	91,286	4.82	0.25	1.45	(12.89)	(11.73)
2017	10,513	10.01	11.00	111,883	3.32	0.25	1.45	5.59	6.90
2016	12,161	9.48	10.29	121,223	0.64	0.25	1.45	(3.85)	(2.83)
2015	12,858	9.86	10.59	131,918	2.28	0.25	1.45	(6.18)	(4.94)
2014	10,497	10.51	11.14	114,649	0.85	0.25	1.45	8.69	9.97

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VY Clarion Real Estate Portfolio
2018	-	9.82	11.39	-	-	0.25	1.45	(11.85)	(10.74)
2017	8,136	11.14	12.76	102,788	3.12	0.25	1.45	0.45	1.67
2016	2,900	11.09	12.55	33,581	1.85	0.25	1.45	(0.45)	0.72
2015	5,139	11.14	12.46	61,114	0.33	0.25	1.45	(1.68)	(0.56)
2014	13,215	11.33	12.53	162,818	1.03	0.25	1.45	24.10	25.68
Wells Fargo Growth (d)
2018	48,548	15.65	27.52	760,459	-	0.90	1.25	(4.04)	(3.69)
2017	56,550	16.25	28.64	919,728	-	0.90	1.25	28.97	29.48
2016	59,764	12.55	22.17	750,834	-	0.90	1.25	(5.05)	(4.71)
2015	69,364	13.17	23.32	914,503	-	0.90	1.25	(1.74)	(1.42)
2014	82,285	13.36	23.70	1,102,341	-	0.90	1.25	(0.69)	(0.30)
Wells Fargo International Equity VT
2018	3,997	8.87	9.01	35,461	8.67	0.25	1.45	(20.92)	(19.91)
2017	6,515	11.10	11.28	72,318	2.73	0.25	1.45	18.99	20.32
2016	2,625	9.24	9.48	24,260	3.46	0.25	1.45	(1.25)	(1.25)
2015	4,194	9.26	9.60	39,437	4.77	0.25	1.45	(2.64)	(1.48)
2014	3,278	9.41	9.86	30,873	5.57	0.25	1.45	(9.46)	(8.31)
Wells Fargo Large Cap Core
2018	123,075	11.07	15.69	1,425,019	0.98	0.90	1.25	(12.51)	(12.28)
2017	112,246	12.62	17.92	1,425,080	0.68	0.90	1.25	18.08	18.50
2016	91,078	10.65	15.15	977,333	0.70	0.90	1.25	3.83	4.21
2015	105,574	10.22	14.57	1,110,476	0.25	0.90	1.25	(3.99)	(3.68)
2014	144,034	10.61	15.15	1,580,841	0.29	0.90	1.25	9.58	10.06
Wells Fargo Omega Growth VT
2018	15,338	13.17	16.23	203,815	-	0.25	1.45	(4.08)	(2.93)
2017	5,495	13.73	16.72	75,408	0.01	0.25	1.45	28.68	30.22
2016	4,198	10.67	12.84	44,741	-	0.25	1.45	(3.87)	(2.65)
2015	5,414	11.10	13.19	62,615	-	0.25	1.45	(3.06)	(1.93)
2014	20,606	11.45	13.45	257,089	-	0.25	1.45	(0.61)	0.60

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Wells Fargo Opportunity
2018	52,952	13.46	19.97	727,250	-	0.90	1.25	(11.21)	(10.92)
2017	62,734	15.11	22.46	978,852	0.38	0.90	1.25	15.00	15.43
2016	74,963	13.09	19.50	1,020,518	0.40	0.90	1.25	7.27	7.56
2015	48,751	12.17	18.16	594,659	1.15	0.90	1.25	(7.38)	(6.96)
2014	68,626	13.08	19.57	918,788	-	0.90	1.25	5.50	5.83
Wells Fargo Opportunity VT
2018	96,174	11.62	15.04	1,434,652	0.19	0.25	1.45	(11.23)	(10.11)
2017	107,931	13.09	16.93	1,812,304	0.67	0.25	1.45	15.23	16.56
2016	113,648	11.36	14.69	1,668,898	2.06	0.25	1.45	7.27	8.61
2015	131,578	10.59	13.68	1,797,554	0.12	0.25	1.45	(7.27)	(6.15)
2014	218,901	11.42	14.75	3,225,966	0.07	0.25	1.45	5.64	6.88
Wells Fargo Small Cap Value
2018	264,080	12.40	20.48	4,787,103	-	0.90	1.25	(22.21)	(21.92)
2017	277,097	15.94	26.28	6,433,987	-	0.90	1.25	9.10	9.50
2016	298,003	14.61	24.05	6,317,715	-	0.90	1.25	27.26	27.70
2015	330,567	11.48	18.87	5,488,020	-	0.90	1.25	(14.46)	(14.15)
2014	378,921	13.42	22.02	7,325,146	0.42	0.90	1.25	(0.81)	(0.46)
Western Asset Variable Global High Yield Bond
2018	383,461	9.04	10.76	4,114,546	4.31	0.25	1.45	(8.41)	(7.18)
2017	473,780	9.87	11.73	5,519,774	5.93	0.25	1.45	3.68	4.92
2016	319,466	9.52	11.30	3,549,276	5.87	0.25	1.45	10.44	11.67
2015	360,079	8.62	10.23	3,604,766	6.30	0.25	1.45	(10.21)	(9.08)
2014	1,304,538	9.60	11.38	13,817,628	4.74	0.25	1.45	(5.79)	(4.67)

Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24.	Financial Statements and Exhibits
a.	Financial Statements
The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2018 and 2017, and for the periods December 31, 2018, February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and for the period ended December 31, 2016; and (2) the audited financial statements of Variable Annuity Account XIV at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements.
b.	Exhibits
(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a)	Marketing Organization Agreement(o)
(b)	SBL Variable Products Broker/Dealer Sales Agreement(o)
(c)	SBL Variable Product Sales Agreement (3‑Way Agreement) (Form 9482C 7‑00)(c)
(d)	Marketing Organization Agreement Commission Schedule(ac)
(e)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(g)
(f)	Distribution Agreement(ae)
(g)	Marketing Organization Amendment – Supervisory Fee(k)
(h)	Facilities Agreement
(i)	Commission Schedule – EliteDesigns II(aa)
(4)	(a)	Individual Contract (Form V6029 11‑00)(j)
(b)	Individual Contract-Unisex (Form V6029 11‑00U)(j)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9‑05)(h)
(d)	Individual Retirement Annuity Endorsement (Form V6849A R9‑03)(e)
(e)	Roth IRA Endorsement (Form V6851A (R9‑03))(e)
(f)	403a Endorsement (Form V6057 10‑98)(b)
(g)	Credit Enhancement Rider (Form V6084 11‑01)(d)
(h)	Dollar for Dollar Living Benefit Rider (Form V6094 R9‑05)(k)
(i)	Return of Premium or Contract Value Death Benefit Rider (Form V6105 10‑06)(j)
(j)	Individual Retirement Annuity Endorsement (Form V6849A R9‑10)(t)
(k)	Roth IRA Endorsement (Form V6851A R9‑10)(t)
(l)	Nursing Home Endorsement (Form 6052 10‑10)(t)
(m)	Terminal Illness Endorsement (Form 6053 10‑10)(t)
(n)	Tax Sheltered Annuity Endorsement (Form V6101 R9‑10)(t)
(5)	(a)	Application (Form V9101 10-06)(j)
(b)	Application (Form V9101 10-06)(s)
(c)	Application – Unisex (Form V9101 U 10-06)(j)
(d)	Application – Unisex (Form V9101 U 10-06)(s)

(e)	Application – Generic (Form V9101 (11-10)(t)
(f)	EliteDesigns II Application – Generic(aa)
(6)	(a)	Composite of Articles of Incorporation of SBL(f)
(b)	Bylaws of SBL(ad)
(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds (Invesco)(y)
(b)	Participation Agreement – AllianceBernstein(w)
(c)	Participation Agreement – ALPS (Morningstar)(af)
(d)	Participation Agreement – American Century – Variable Insurance Funds(u)
(e)	Participation Agreement – American Funds(ab)
(f)	Participation Agreement – BlackRock – Variable Funds(t)
(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(ad)
(h)	Participation Agreement – Dreyfus – Variable Insurance Funds(y)
(i)	Participation Agreement – DWS(t)
(j)	Participation Agreement – Eaton Vance(ab)
(k)	Participation Agreement – Federated(w)
(l)	Participation Agreement – Fidelity VIP(ad)
(m)	Participation Agreement – Franklin Templeton – Variable Insurance Funds(ac)
(n)	Participation Agreement – Fred Alger(aa)
(o)	Participation Agreement – Goldman Sachs – Variable Insurance Funds(v)
(p)	Participation Agreement – ING (Voya)(w)
(q)	Participation Agreement – Ivy – Variable Insurance Funds
(r)	Participation Agreement – Janus Aspen Series(w)
(s)	Participation Agreement – JPMorgan(ae)
(t)	Participation Agreement – Legg Mason (Western Asset)(ae)
(u)	Participation Agreement – Lord Abbett(t)
(v)	Participation Agreement – MFS(w)
(w)	Participation Agreement – Morgan Stanley(ad)
(x)	Participation Agreement – Neuberger Berman – AMT Funds(af)
(y)	Participation Agreement – Northern Lights (7Twelve Balanced)(aa)
(z)	Participation Agreement – Northern Lights (FormulaFolio)(ad)
(aa)	Participation Agreement – Northern Lights (Power Income)(ae)
(ab)	Participation Agreement – Northern Lights (Probabilities)(aa)
(ac)	Participation Agreement – Northern Lights (TOPS)(ad)
(ad)	Participation Agreement – Oppenheimer – Variable Funds(t)
(ae)	Participation Agreement – PIMCO – Variable Insurance Funds(v)
(af)	Participation Agreement – Pioneer(w)
(ag)	Participation Agreement – Putnam(w)
(ah)	Participation Agreement – Rydex – Variable Funds(i)
(i)	Amendment No. 6(k)
(ai)	Participation Agreement – SBL (Guggenheim)(ab)
(aj)	Participation Agreement – SEI(ab)
(ak)	Participation Agreement – T. Rowe Price(y)
(i)	Amendment No. 4(z)
(al)	Participation Agreement – Third Avenue(t)
(am)	Participation Agreement – Two Roads Shared Trust (Redwood)(ad)
(an)	Participation Agreement – Van Eck(ab)
(ao)	Participation Agreement – Vanguard(ad)

(ap)	Participation Agreement – Virtus(aa)
(aq)	Participation Agreement – Wells Fargo – Variable Funds(y)
(ar)	Information Sharing Agreement – AIM (Invesco)(l)
(as)	Information Sharing Agreement – ALPS (Morningstar)(y)
(at)	Information Sharing Agreement – American Century(l)
(au)	Information Sharing Agreement – American Funds(ab)
(av)	Information Sharing Agreement – Dreyfus(l)
(aw)	Information Sharing Agreement – Fidelity Insurance(m)
(ax)	Information Sharing Agreement – Franklin Templeton(y)
(ay)	Information Sharing Agreement – Goldman Sachs(m)
(az)	Information Sharing Agreement – ING (Voya)(x)
(ba)	Information Sharing Agreement – Ivy(y)
(bb)	Information Sharing Agreement – Janus(m)
(bc)	Information Sharing Agreement – Legg Mason (Western Asset)(r)
(bd)	Information Sharing Agreement – MFS(l)
(be)	Information Sharing Agreement – Neuberger Berman(p)
(bf)	Information Sharing Agreement – Oppenheimer(l)
(bg)	Information Sharing Agreement – PIMCO(l)
(bh)	Information Sharing Agreement – Putnam(y)
(bi)	Information Sharing Agreement – Rydex(l)
(bj)	Information Sharing Agreement – Security Funds (Guggenheim)(m)
(bk)	Information Sharing Agreement – T. Rowe Price(m)
(bl)	Information Sharing Agreement – Van Eck(y)
(bm)	Information Sharing Agreement – Wells Fargo(n)
(9)	Opinion of Counsel(ad)
(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel
(11)	Not Applicable
(12)	Not Applicable
(13)	(a)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Roger S. Offermann, Barry G. Ward, Joseph W. Wittrock, and Douglas G. Wolff(ad)
(b)	Power of Attorney of John P. Wohletz(ae)
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed April 30, 1999).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed March 1, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed March 1, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑93947 (filed April 30, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed February 23, 2005).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120399 (filed November 12, 2004).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed April 28, 2006).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed November 9, 2006).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed March 9, 2007).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 27, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 27, 2007).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 29, 2008).

(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2009).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 30, 2009).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2010).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 15, 2011).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002‑89328 (filed April 30, 2012).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2012).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed December 28, 2012).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed February 21, 2013).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed February 21, 2013).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 30, 2013).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2013).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2014).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2015).
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 29, 2016).
(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 28, 2017).
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2018).
Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Director
Douglas G. Wolff	President and Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer and Director
David G. Byrnes	Vice President
Amy L. Comer	Vice President and Assistant General Counsel
Albert J. Dal Porto	Vice President, Product Development and Market Research
Jackie R. Fox	Vice President, Client Service
Rui Guo	Vice President and Product Actuary
Carmen R. Hill	Vice President, Chief Compliance Officer and Chief Privacy Officer
Cherie L. Huffman	Vice President, Investments
John R. Keddy	Vice President and Chief Technology Officer
Susan J. Lacey	Vice President and Controller
Danny D. Purcell	Vice President and Appointed Actuary
Jeanne R. Slusher	Vice President and Director of Audit
Dustin A. Stejskal	Vice President, Chief Digital Officer
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Phonvilouth Vilayoune	Vice President, Investments
Kevin M. Watt	Vice President
Craig P. Weishaar	Vice President, Direct Relationships

Name and Principal Business Address*	Positions and Offices with Depositor
John P. Wohletz	Vice President and Chief Accounting Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC.  The Registrant is a segregated asset account of SBL.  The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.

Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
100 N. Cresent Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
1100 West Holdings II, LLC	DE	50%	by Mondrian Miami Investment LLC
1100 West Holdings, LLC	DE	100%	by 1100 West Holdings II, LLC
1100 West Properties, LLC	DE	100%	by 1100 West Holdings, LLC
13 FEG Asset Production, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG LA Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Touring Events, LLC	DE	100%	by 13FEG Ops, LLC
1300 South Miami Employer, LLC	DE	100%	by SBE Hotel Group, LLC
1300 South Miami JV, LLC	DE	50%	by 1300 South Miami SBEHG Equity, LLC
1300 South Miami SBEHG Equity, LLC	DE	100%	by SBE Hotel Group, LLC
13FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13FEG Columbus Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG New Orleans, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13th Floor Denver Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
1645 NW, LLC	CA	51%	by SBE Restaurant Group, LLC
1650 Schraeder Blvd., LLC	CA	100%	by SBE Restaurant Group, LLC
1701 Collins (Miami) Manager, LLC	DE	49.5%	by SBEEG Holdings, LLC
1743 Cahuenga, LLC	CA	89.25%	by SBE Restaurant Group I, LLC
1776 Collins CSB Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
1776 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1801 SBE Eats, LLC	CA	50%	by SBEEG Holdings, LLC
1801 SBE Eats, LLC	CA	50%	by SN SBE Eats, LLC
2525 Atlantic LLC	DE	100%	by Eldridge Charlston LLC
29 E 29th Employer, LLC	DE	100%	by SBE Hotel Group, LLC
29 E 29th Management, LLC	DE	100%	by SBE Hotel Group, LLC
313 South Broad SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	GBR	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD

Name	Jurisdiction	Percent of Voting Securities Owned
37-41 Mortimer Opco Ltc	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	99.99%	by 37-41 Mortimer Street LLP
444 Park Avenue Employer, LLC	DE	100%	by SBE Hotel Group, LLC
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
495 ABC License LLC	CA	100%	by 495 Geary LLC
495 Geary LLC	DE	99%	by Clift Holdings LLC
58th Street Bar Company LLC	DE	100%	by Hudson Pledgor, LLC
618 Ocean LLC	DE	33.33%	by Eldridge Charlston LLC
6611 Hollywood Whitley, LLC	CA	100%	by SBE Restaurant Group, LLC
6623 Hollywood Cherokee, LLC	CA	100%	by SBE Restaurant Group, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	40%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
7080 HW La Brea, LLC	CA	100%	by SBE Restaurant Group, LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
801 SMA Lessee, LLC	DE	100%	by SBE Hotel Group, LLC
9077 SM Operator LLC	CA	100%	by SBE Restaurant Group, LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A Bus Could Run Limited	GBR	100%	by Fulwell 73 Limited
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	35%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Productions 1 LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by A24 TV LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
AB 148 Madison, LLC	NY	100%	by Aurify Brands, LLC
ABA Products LLC	DE	100%	by Lifestyle Products Group LLC
ACS Nextant Holdings LLC	DE	100%	by SCF Aviation Capital LLC
Aequitas Estates (Poyle) Ltd	GBR	100%	by GDL (Aylesbury) Ltd
After The Fact LLC	DE	100%	by A24 Films LLC
Air Eldridge LLC	DE	100%	by Eldridge Industries, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
Arlington Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Arotr LLC	DE	49%	by StarVista Live LLC
Artstar Productions, LLC	CA	100%	by Keshet/dcp LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Ascot Funding 1, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
Asylum Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	70.3%	by Wanamaker Portfolio Trust, LLC
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Aviation Gin, LLC	DE	40%	by Capital Brands Spirits, LLC
Baleta sp.zo.o	Poland	100%	by PZO JV B.V.
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Capital Funding Trust	DE	100%	by EL Funding, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Security Benefit Corporation
Bath Road Properties Ltd.	GBR	75%	by Galliard Developments Ltd
BBMA Holdings I, LLC	DE	100%	by dcp LLC
BBMA Holdings II, LLC	DE	51%	by BBMA Parent, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BD-100-1A10 20084, LLC	DE	100%	by FX Leasing, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Beach Hotel Associates LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
BEEU The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
Bethesda Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
BH Luxury Residences, LLC	DE	100%	by BHLR Investco, LLC
BHLR Investco, LLC	DE	65%	by CI BH Holdings LLC
Big Week Productions, LLC	CA	100%	by MRC II Holdings, LP
Big Week, Limited	GBR	100%	by MRC II Holdings, LP
Billboard I, LLC	DE	100%	by PGM Entertainment Group, LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Billboard IP Holdings, LLC	DE	50%	by BBMA Holdings, LLC
Billboard Media Holdings LLC	DE	60%	by Mirror Media IP Holdings, LLC
Bird of Paradise LLC	DE	100%	by A24 Films LLC
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Brewskee Limited	GBR	97%	by Competitive Socialising Limited
Bridge Road Southall 2 Ltd	GBR	100%	by Bridge Road Southall Ltd
Bridge Road Southall Ltd	GBR	64.3%	by Galliard Developments Ltd
Broad and Spruce Associates, L.P.	PA	99%	by Broad and Spruce Limited Partner, LLC
Broad and Spruce JV, LLC	PA	50%	by 313 South Broad SBE Member, LLC
Broad and Spruce Limited Partner, LLC	PA	100%	by Broad and Spruce JV, LLC
Bros The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Buda Hills JV B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
C092 The Film Limited	GBR	50%	by Fulwell 73 Limited
C4G Holdings LLC	DE	100%	by Lifestyle Products Group LLC
Cain Hoy Enterprises (U.K.) Limited	GBR	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	GBR	100%	by CH Capital A Holdings LLc
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP

Name	Jurisdiction	Percent of Voting Securities Owned
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by Cain International AM LP
Cain International Agent Ltd	GBR	100%	by Cain International AM LP
Cain International AM LP	GBR	0%	Mgmt. by CI AM GP Ltd
Cain International Equity Fund 1 CIP GP	JEY	100%	by Cain International AM LP
Cain International Equity Fund 1 CIP LP	JEY	0%	Mgmt. by Cain International Equity Fund 1 CIP GP
Cain International Equity Fund 1 GP Limited	JEY	100%	by Cain International AM LP
Cain International Equity Fund 1 LP	JEY	0%	Mgmt. by Cain International Equity Fund 1 GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by Cain International AM LP
Cain International UK Services Ltd	GBR	100%	by Cain International AM LP
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
Canon Portfolio Trust, LLC	KS	100%	by EL Funding, LLC
Cape SoHo Hotel, LLC	NY	20%	by MHG 150 Lafayette Investment LLC
Capital Brands Spirits, LLC	DE	60%	by Celebrity Brands Capital Partners, LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Holdings, LLC	DE	86%	by Wanamaker Portfolio Trust, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM 2018-5 Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-6 Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-7, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-8, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM Business Services LLC	DE	100%	by CBAM Holdings, LLC
CBAM Charleston, LLC	DE	100%	by CBAM Holdings, LLC
CBAM CLO 2017-1, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-2, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-3, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-4, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO Management LLC	DE	100%	by CBAM Partners, LLC
CBAM Funding 2016-1 LLC	DE	100%	by EL Funding, LLC
CBAM Holdings, LLC	DE	63%	by Eldridge AM Holdings, LLC
CBAM Loan Opportunities Funding LLC	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CBCP Holdings, LLC	DE	100%	by EL Funding, LLC
Cedar Hotel Holdings LLC	DE	49%	by MHG North State Street Investment LLC
Cedar Hotel LLC	DE	100%	by Cedar Hotel Holdings LLC
Celebrity Brands Capital Partners, LLC	DE	20%	by CBCP Holdings, LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLC	DE	100%	by Cain Hoy UK Holdings Limited
CH Galliard (Courchevef PW) LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	0%	Board rights held by CH Capital A Holdings LLC
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Security Benefit Corporation
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by CHE US Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chemex I Corp.	OK	100%	by El Dorado Chemical Company
Cherokee Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Christopher Hotel Holdings LLC	DE	49%	by MHG St. Barths Investment LLC
Chubby Panda LLC	DE	100%	by A24 Films LLC
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI BH Holdings II LLC	DE	71.49%	by Cain International LP
CI BH Holdings LLC	DE	71.5%	by Cain International LP
CI CB3 Subfund	IRL	100%	by Cain International Equity Fund 1 LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
CI Founder Partner GP LLC	DE	100%	by Cain International LP
CI Founder Partner LP	DE	0%	Mgmt. by CI Founder Partner GP LLC
CI US Services GP LLC	DE	100%	by Cain International AM LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International Equity Fund 1 LP
CLC Productions, LLC	DE	100%	by dick clark productions, LLC
Cleo- Downtown L.A., LLC	DE	100%	by SBE Restaurant Group, LLC
Cleo W. 3rd, LLC	DE	100%	by SBE Restaurant Group, LLC
Click Records, Inc.	DE	100%	by dcp Holdco I, LLC
Clift Holdings LLC	DE	0%	Mgmt. by Morgans Group LLC
Collins Park, LLC	KS	100%	by Dayton Funding, LLC
Colpy Limited	JEY	100%	by Dynamo PW S.a.r.l.
Company Prime, LLC	DE	100%	by MRC II Holdings, LP
Competitive Socialising Limited	GBR	68.81%	by Jampurchaseco Limited
Competitive Socializing U.S., Inc.	DE	100%	by Competitive Socialising Limited
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
Country Cruise 16 LLC	DE	100%	by StarVista Live LLC
Country Cruise 17 LLC	DE	100%	by StarVista Live LLC
Country Cruise II, LLC	DE	100%	by StarVista Live LLC
Country Cruise LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 18 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 19 LLC	DE	100%	by StarVista Live LLC
CP Guarantor, LLC	DE	100%	by MRC II Holdings, LP
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CP Lender, LLC	DE	100%	by MRC II Holdings, LP
CPD Funding 2016-1 LLC	DE	100%	by SL Funding, LLC
CPI Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Craneshaw House Limited	GBR	66%	by Galliard Developments Ltd
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
Dakota Development Company, LLC	NV	100%	by SBEEG Holdings, LLC
Dandridge Invest, S.L.	Spain	100%	by Delin Capital Yellow JV S.a r.l
Davisville Holdings S.a r.l	LUX	90%	by CIEF1 UK Holdings Limited

Name	Jurisdiction	Percent of Voting Securities Owned
Dawn Acres, LLC	KS	100%	by Security Benefit Corporation
Dayton Funding, LLC	DE	100%	by Security Benefit Corporation
DC Company Music, LLC	CA	100%	by dick clark productions, LLC
dcp Corp.	DE	100%	by dcp Holdco I, LLC
DCP Funding LLC	DE	81.5%	by Valence Media Partners, LLC
DCP Guaranty Services, LLC	DE	100%	by dick clark productions, LLC
dcp Holdco I, LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by Mirror Media IP Holdings, LLC
dcp LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by dcp LLC
Dcpl investco, LLC	DE	100%	by dcp LLC
Delin Capital Yellow JV S.a r.l	LUX	50%	by CIEF1 UK Holdings Limited
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
DHAI Video LLC	DE	100%	by Direct Holdings Global LLC
Dick Clark Communications, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Features, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Film Group, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Kids, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Media Archives, LLC	CA	100%	by dick clark productions, LLC
dick clark productions, LLC	DE	100%	by dcp LLC
Dick Clark Restaurants, Inc.	DE	100%	by dcp Holdco I, LLC
Digital Media Asset Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Direct Holdings Americas, Inc.	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Channel LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Cruise Production LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Global LLC	DE	100%	by DCP Funding LLC
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Libraries Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings U.S. Corp.	DE	100%	by Direct Holdings Global LLC
DLICT, LLC	DE	75%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Dos Hermanas LLC	DE	100%	by A24 Films LLC
Downtown Arena Lounge, LLC	DE	50%	by SBE Restaurant Group, LLC
DS Malecon Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	LUX	50%	by CH Galliard (Courchevef PW) LLP
Dynamo Holdings SCSP	LUX	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	LUX	100%	by Dynamo Holdings SCSP
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
EDC Ag Products Company L.L.C.	OK	100%	by El Dorado Chemical Company

Name	Jurisdiction	Percent of Voting Securities Owned
Effington Invest, S.L.	Spain	100%	by Dandridge Invest, S.L.
El Dorado Ammonia L.L.C.	OK	100%	by El Dorado Chemical Company
El Dorado Chemical Company	OK	100%	by LSB Chemical L.L.C.
El Dorado Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Aircraft Services LLC	DE	100%	by EL Funding, LLC
Eldridge AM Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Charlston LLC	DE	100%	by Eldridge CHG Holdings LLC
Eldridge CHG Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Corporate Fundings LLC	DE	100%	by EL Funding, LLC
Eldridge DK, LLC	DE	100%	by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Funding, LLC	DE	100%	by Security Benefit Corporation
Eldridge Industries, LLC	DE	67.2%	by SBT Investors, LLC
Eldridge Maranon Holdings, LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge NPC Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge SBC Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by EL Funding, LLC
Eldridge SLG Holdings, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge VS, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Elia Management LLC	DE	100%	by A24 Films LLC
Ellicott Limited	JEY	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	99%	by Elliott Bay Parent LLC
Elliott Bay Healthcare Realty Holdings II LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings III LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty II LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings II LLC
Elliott Bay Healthcare Realty III LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings III LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Elliott Bay Holdings LLC	DE	91.89%	by Elliott Bay Parent LLC
Elliott Bay LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Parent LLC	DE	100%	by Eldridge Equipment Finance LLC
EMB 550 36, LLC	DE	100%	by FX Leasing, LLC
Epic Aero, Inc.	DE	17.2%	by Epic Preferred Holdings LLC
Epic Preferred Holdings LLC	DE	100%	by Stonebriar Holdings LLC
EPRT Holdings, LLC	DE	0%	Board rights held by Stonebriar Holdings LLC
Essential Properties OP G.P., LLC	DE	100%	by Essential Properties Realty Trust, Inc.
Essential Properties Realty Trust, Inc.	MD	0%	Board rights held by EPRT Holdings, LLC
Essential Properties Realty Trust, L.P.	DE	0%	Board rights held by EPRT Holdings, LLC
Everest Fuel Management, LLC	DE	100%	by Epic Aero, Inc.
F73 Productions Limited	GBR	100%	by Fulwell 73 Limited
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust

Name	Jurisdiction	Percent of Voting Securities Owned
Family Secret Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
Farah Film Limited	GBR	100%	by Fulwell 73 UK Limited
Farmhold Financial Holdings LLC	DE	50%	by Canon Portfolio Trust, LLC
Farmhold Financial LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Holdings LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Intermediate Holdings LLC	DE	100%	by Farmhold Financial Management Holdings LLC
Farmhold Financial Management LLC	DE	1%	by Farmhold Financial Management Intermediate Holdings LLC
Farmhold Financial Management LLC	DE	99%	by Farmhold Financial Management Holdings LLC
Farmhold Lending LLC	DE	100%	by Farmhold Financial Holdings LLC
Fear Farm Holdings, LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 148 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGNY 1008 6th Avenue, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 138 Montague, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 148 Madison, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 284 Seventh, LLC	NY	100%	by FGNY Holdings, LLC
FGNY Bleecker, LLC	NY	100%	by FGNY, LLC
FGNY Broadway, LLC	NY	100%	by FGNY, LLC
FGNY Holdings, LLC	NY	100%	by Aurify Brands, LLC
FGNY Metro Tech, LLC	NY	100%	by FGNY Holdings, LLC
FGNY Seventh Avenue, LLC	NY	100%	by FGNY, LLC
FGNY Third Avenue, LLC	NY	100%	by FGNY, LLC
FGNY W14, LLC	NY	100%	by FGNY Holdings, LLC
FGNY W34, LLC	NY	100%	by FGNY, LLC
FGNY W42, LLC	NY	100%	by FGNY, LLC
FGNY W48, LLC	NY	100%	by FGNY, LLC
FGNY W55, LLC	NY	100%	by FGNY, LLC
FGNY, LLC	NY	100%	by Aurify Brands, LLC
Fields GC, LLC	NY	56%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99%	by Film Expo Group Holdings LLC
First Sec Bft Life Ins & Annuity Co of NY	NY	100%	by SBL Holdings, LLC
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Taco Holdings, LLC
Flairjet Ltd.	DE	100%	by Volare Acquisitions, Limited
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 16 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 17 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 18 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 19 LLC	DE	100%	by StarVista Live LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Fortwell Capital Limited	GBR	80%	by Cain International II LP
Four Six Four Aircraft ATL I LLC	DE	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft Engine LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft II LLC	DE	100%	by Four Six Four Aircraft Issuer LLC
Four Six Four Aircraft Issuer LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LAK (Ireland) I Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) II Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) III Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) Parent Limited	IRL	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
Fulwell 73 Holdco Limited	GBR	32%	by Valence FW73, LLC
Fulwell 73 Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell 73 Productions US, Inc.	DE	100%	by Fulwell 73 UK Limited
Fulwell 73 Project Q, LLC	Qatar	100%	by Fulwell 73 UK Limited
Fulwell 73 UK Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell Music Limited	GBR	100%	by Fulwell 73 Limited
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
G6000-9796 LLC	DE	95%	by SCF Aviation Capital LLC
GA24 LLC	DE	50%	by A24 Films LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
GDL (Aylesbury) Ltd	GBR	51%	by Galliard Developments Ltd
GDL (Birmingham Middleway) Ltd	GBR	66%	by Galliard Developments Ltd
GDL (Cheltenham) Holdings Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Cheltenham) Ltd	GBR	100%	by GDL (Cheltenham) Holdings Ltd
GDL (Chiswick) LLP	GBR	66%	by Galliard Developments Ltd
GDL (Creekside) Ltd	GBR	52%	by Galliard Developments Ltd
GDL (Kilmorie) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Luton) Developments Ltd	GBR	90%	by Galliard Developments Ltd
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Sub 2) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Sub 3) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
Gems Rights LLC	DE	100%	by A24 Films LLC
Generate Entertainment, LLC	DE	100%	by dcp LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Room Escape, LLC	CO	100%	by 13FEG Ops, LLC
Greedy Hippo LLC	DE	100%	by A24 Films LLC
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
H of A Production Limited	GBR	100%	by Fulwell 73 Limited
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Halfnelson, Limited	GBR	100%	by MRC II Holdings, LP
Haworth Limited	JEY	100%	by Dynamo PW S.a.r.l.
HBC (Hallandale) Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
Henry Hudson Holdings LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EL Funding, LLC
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Hollywood Awards LLC	CA	100%	by dick clark productions, LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
House of Torment LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Hudson Delano Junior Mezz LLC	DE	100%	by Morgans Group LLC
Hudson Delano Senior Mezz LLC	DE	100%	by Hudson Delano Junior Mezz LLC
Hudson Leaseco LLC	NY	99.9%	by Hudson Managing Member LLC
Hudson Managing Member LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Pledgor, LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Residual Interests, Inc.	DE	100%	by Henry Hudson Holdings LLC
Hungry City, Limited	New Zealand	100%	by Hungry City, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hyde LLC	CA	100%	by SBE Restaurant Group, LLC
Hyde LV LLC	NV	100%	by SBE Restaurant Group, LLC
Hyphen Hyphen LLC	DE	100%	by A24 Films LLC
IB the Film Limited	GBR	100%	by Fulwell 73 UK Limited
Ibiza 87 Limited	GBR	100%	by Fulwell 73 Limited
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Jampurchaseco Limited	GBR	100%	by Cain International LP
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
JC The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Jefferson Square, LLC	KS	100%	by Dayton Funding, LLC
Jessica House Developments Ltd	GBR	95%	by Galliard Developments Ltd
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Jubilee Scripted Limited	GBR	100%	by Fulwell 73 UK Limited
Katsu USA, LLC	CA	72%	by SBE/Katsuya USA, LLC
Katsuya-Downtown L.A., LLC	DE	72.9%	by SBE/Katsuya USA, LLC
Katsuya-Glendale, LLC	CA	81.5%	by SBE/Katsuya USA, LLC
Katsuya-H&V LLC	DE	81.5%	by SBE/Katsuya USA, LLC
KBM Holdco, LTD, LLC	VBG	100%	by SBE KBM Holdings, LLC
KBM Operating Company, LTD	BHS	100%	by KBM Holdco, LTD, LLC
Keshet/dcp LLC	DE	50%	by dcp LLC

Name	Jurisdiction	Percent of Voting Securities Owned
KitchenTek Holdings LLC	DE	50%	by Lifestyle Products Group LLC
KitchenTek LLC	DE	100%	by KitchenTek Holdings LLC
KitchenTek Operating LLC	DE	100%	by KitchenTek Holdings LLC
Kitewood (Creekside) Limited	GBR	75%	by GDL (Creekside) Limited
KMA Gems LLC	DE	100%	by A24 Films LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Krakow Office Park B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
KWCI GP	IRL	50%	by Cain International Equity Fund 1 GP Limited
KWCI LP	NJ	50%	by CI CB3 Subfund
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Aventura, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB DC 1212, LLC	NY	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Penn, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Rosslyn, LLC	NY	100%	by Little Beet, LLC
LB Smith Haven, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Walt Whitman, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LBMISF LLC	DE	100%	by A24 Films LLC
LBT Chevy Chase, LLC	NY	100%	by LBT Chicago, LLC
LBT Chicago, LLC	NY	100%	by Little Beet Table, LLC
LBT Greenwich, LLC	NY	100%	by LBT Chicago, LLC
Life.io Holdings, LLC	DE	100%	by se2 Holdings, Inc.
Lifestyle Products Group LLC	DE	100%	by Direct Holdings Global LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98%	by Aurify Brands Holdings, LLC
Louisiana DCP Productions, LLC	LA	100%	by dick clark productions, LLC
LSB Chemical L.L.C.	OK	100%	by LSB Industries, Inc.
LSB Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
LSB Industries, Inc.	DE	10%	by LSB Funding LLC
LU The Film Limited	GBR	100%	by Fulwell 73 Limited
MAG Finance, LLC	KS	100%	by Security Benefit Corporation
Make Hay LLC	DE	100%	by A24 Films LLC
Make Holdings, LLC	DE	100%	by Aurify Brands Holdings, LLC
Make Menlo Park, LLC	NY	100%	by Melt Shop, LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Malt Shop Cruise 15, LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 16 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 17 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 18 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise III, LLC	DE	100%	by StarVista Live LLC
MAOdcp LLC	DE	50%	by dick clark productions, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maslow's UK Services Ltd	GBR	100%	by 37-41 Mortimer Street LLP
Massive Noise Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by Eldridge SBC Holdings, LLC
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
MB Las Vegas Holdings LLC	DE	100%	by Morgans Group LLC
MB/RS Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MB\CG Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MC South Beach LLC	DE	50%	by Morgans Group LLC
MC South Beach LLC	DE	50%	by 1100 West Properties LLC
McLean Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Media Capital Holdings, LLC	DE	100%	by Valence Media Group, LLC
Media Rights Capital II, L.P.	DE	100%	by Original Narrative Library, LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
Melt Shop Enterprises LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96%	by Aurify Brands Holdings, LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MHG 150 Lafayette Investment LLC	DE	100%	by Morgans Group LLC
MHG Capital Trust I	DE	100%	by Morgans Group LLC
MHG Mexico LLC	DE	100%	by Morgans Group LLC
MHG Mexico Management S. de R. L. de C.V.	MEX	99%	by MHG Mexico LLC
MHG North State Street Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Member LLC	PRI	100%	by MHG PR Investment LLC
MHG St. Barths Investment LLC	DE	100%	by Morgans Group LLC
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Midsommar LLC	DE	100%	by A24 Films LLC
Mill Link Developments Limited	GBR	100%	by Galliard Developments Ltd
Ministry of a Frozen World LLC	DE	100%	by A24 Films LLC
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by A24 Films LLC
Mirror Media IP Holdings, LLC	DE	100%	by Valence Media, LLC
Mirrors and Windows Films Inc.	CAN	100%	by A24 Films LLC
Mondrian Miami Investment LLC	DE	100%	by Morgans Group LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EL Funding, LLC
Moon Base LLC	DE	100%	by A24 Films LLC
Morgans Group LLC	DE	99%	by Morgans Hotel Group Co. LLC
Morgans Hotel Franchising Genpar I LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Franchising Genpar LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Hotel Franchising Limpar LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group Co. LLC	DE	100%	by SBE ENT Holdings, LLC
Morgans Hotel Group Management LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group U.K. Management Limited	GBR	100%	by Royalton London LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Morgans International Franchising LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Istanbul LLC	DE	100%	by Morgans Group LLC
Morgans US Franchise LLC	DE	100%	by Morgans Group LLC
Mosaic Media Investment Partners, LLC	DE	47.6%	by dcp TL Funding LLC
Mosaic Media Investment Partners, LLC	DE	52.4%	by dcp LLC
Motown The Film Limited	GBR	100%	by Fulwell 73 UK Limited
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, L.P.
MRC II Finance Company, L.P.	DE	99.9%	by Media Rights Capital II, L.P.
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, L.P.
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, L.P.
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MRCLP GP, LLC	DE	100%	by Original Narrative Library, LLC
MS 111 Fulton, LLC	NY	100%	by Melt Shop, LLC
MS 135 Fourth Avenue, LLC	NY	100%	by Melt Shop, LLC
MS Ameream, LLC	NY	100%	by Melt Shop, LLC
MS Boca Raton, LLC	NY	100%	by Melt Shop, LLC
MS Enterprises International, LLC	NY	100%	by Melt Shop, LLC
MS Marketing Fund, LLC	NY	100%	by Melt Shop, LLC
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS MOA, LLC	NY	100%	by Melt Shop, LLC
MS Newport Center, LLC	NY	100%	by Melt Shop, LLC
MS Rockaway, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Sawgrass I, LLC	NY	100%	by Melt Shop, LLC
MS Sawgrass II, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
MS Woodbury Commons, LLC	NY	100%	by Melt Shop, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
Nashville the Film Limited	GBR	100%	by Fulwell 73 UK Limited
Nazkor, LLC	CA	100%	by SBE Restaurant Group, LLC
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
Nightmare Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
Nolensville Invest S.L.	Spain	100%	by Pleasant Invest S.L.
North City Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
North Woolwich Road Developments Limited	GBR	30%	by Galliard Developments Ltd

Name	Jurisdiction	Percent of Voting Securities Owned
Note Funding 1892, LLC	KS	100%	by Dayton Funding, LLC
Note Funding 1892-2, LLC	KS	100%	by EL Funding, LLC
NPC Holdings, Inc.	DE	99.44%	by NPC Restaurant Holdings II LLC
NPC International Holdings, LLC	DE	100%	by NPC Holdings, Inc.
NPC International, Inc.	DE	100%	by NPC Restaurant Holdings, LLC
NPC Operating Company B, Inc.	DE	100%	by NPC International, Inc.
NPC QB LLC	DE	100%	by NPC International, Inc.
NPC Quality Burgers, Inc.	DE	100%	by NPC International, Inc.
NPC Restaurant Holdings I LLC	DE	49.99%	by Eldridge NPC Holdings LLC
NPC Restaurant Holdings II LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings, LLC	DE	100%	by NPC International Holdings, LLC
NZC Capital LLC	DE	76.1%	by Todd L. Boehly, Individual
Oaktree Entertainment, Inc.	DE	100%	by MRC II Holdings, LP
Oasis BH Holdings LLC	DE	48.2%	by CI BH Holdings LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH Holdings LLC
One Sky Flight, LLC	DE	100%	by Epic Aero, Inc.
Oneida Portfolio Trust, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Orchard Wharf Developments Ltd	GBR	50%	by Galliard Developments Ltd
Original Narrative Library, LLC	DE	100%	by Valence Media, LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Padfield AH, LLC	DE	100%	by SL Funding, LLC
Palio Funding 2, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
Palio Funding I, Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
Pallazzo Funding LLC	DE	97.6%	by SCF Aviation Capital LLC
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PGM Entertainment Group, LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pink Freud LLC	DE	100%	by A24 Films LLC
Pleasant Invest S.L.	Spain	100%	by Davisville Holdings S.a r.l
Post Its LLC	DE	100%	by A24 Films LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Security Benefit Corporation
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
PrivateFly, LLC	DE	100%	by PrivateFly Limited
Prometheus Global Media, LLC	DE	100%	by Billboard Media Holdings, LLC
Pryor Chemical Company	OK	100%	by LSB Chemical L.L.C.
Pumpkin Fest Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EL Funding, LLC
PZO B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
Queens LLC	DE	100%	by A24 Films LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding, LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP

Name	Jurisdiction	Percent of Voting Securities Owned
Ramy Rights LLC	DE	100%	by A24 Films LLC
Renegade Brands USA, INC.	DE	20%	by Canon Portfolio Trust, LLC
Replay Technology Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Reserving Rights LLC	DE	100%	by A24 Films LLC
Ridge Media Holdings, LLC	DE	21.48%	by Wanamaker Portfolio Trust, LLC
Ridge Media Holdings, LLC	DE	78.52%	by Eldridge Industries, LLC
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Rock and Romance Cruise 17 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 18 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 19 LLC	DE	100%	by StarVista Live LLC
Rockville Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Royalton Europe Holdings LLC	DE	100%	by Morgans Group LLC
Royalton London LLC	NY	100%	by Morgans Group LLC
RR The Film Limited	GBR	100%	by Fulwell 73 UK Limited
RTF II, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Ruby Entertainment Inc.	DE	100%	by Fulwell 73 UK Limited
Ruby Productions LLC	DE	100%	by Fulwell 73 UK Limited
SA Leasing II, LLC	DE	100%	by SA Leasing, LLC
SA Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
Sager House (Almedia) Limited	GBR	92.5%	by CH Capital A Holdings LLC
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. Corp.
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Sarena Holdings Ltd	GBR	100%	by Galliard Developments Ltd
Sarena House LLP	GBR	50%	by Sarena Holdings Ltd
SB Custody, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBC Civic Center LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBE Eats, LLC	DE	66.67%	by 1801 SBE Eats, LLC
SBE Eats, LLC	DE	33.3%	by SBEEG Holdings, LLC
SBE ENT Holdings, LLC	DE	11.25%	by CHE SBE Holdings, LLC
SBE Hotel Group, LLC	DE	100%	by SBEEG Holdings, LLC
SBE Hotel Licensing, LLC	NV	100%	by SBE Hotel Group, LLC
SBE Hotel Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE KBM Holdings, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Licensing, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Miami Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE Restaurant Group I, LLC	DE	80.8%	by SBE Restaurant Group, LLC
SBE Restaurant Group, LLC	NV	100%	by SBEEG Holdings, LLC
SBE/Cleo Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Hyde Miami, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya USA, LLC	DE	100%	by SBE Restaurant Group, LLC
SBEEG Holdings Licensing, LLC	NV	100%	by SBEEG Holdings, LLC
SBEEG Holdings, LLC	DE	100%	by SBE ENT Holdings, LLC
SBEHG 1300 Hotel Parking, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1701 Collins Miami, LLC	FL	100%	by SBE Hotel Group, LLC
SBEHG 1775 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1776 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 801 Fifth, LLC	DE	100%	by SBE Hotel Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SBEHG BM Employer, LTD	BHS	100%	by SBE Hotel Group, LLC
SBEHG LVI Holdco Company, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG Townhouse LLC	DE	100%	by SBE Hotel Group, LLC
SBERG 3780 LV Arena Operator, LLC	DE	100%	by SBERG Management, LLC
SBERG Management, LLC	DE	100%	by SBE Restaurant Group, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation
SBLH Asset Holdings, LLC	DE	100%	by Eldridge Industries, LLC
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SC London LLC	DE	100%	by Morgans Group LLC
SC Resturant Company LLC	DE	100%	by Morgans Group LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2018 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2017-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2017-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2018 Limited Partnership	CAN	99%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF RC Funding I LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding II LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding III LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding IV LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty Capital Trust LLC	DE	100%	by SCF Realty Funding LLC
SCF Realty Funding LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty IFH LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty Servicing Company LLC	DE	99%	by SCF Realty Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Servicing Company LLC	DE	99.9%	by SCF Funding LLC
SCFRC-HW LLC	DE	100%	by SCF Realty Funding LLC
SCFRC-HW-528 South Broadway-Salem LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCFRC-HW-G LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-V LLC	DE	100%	by SCFRC-HW LLC
SE2 Digital Service LLP	India	99.9999%	by se2 Holdings, Inc.
SE2 Digital Service LLP	India	0.0001%	by se2, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
SE2 Information Services Ireland Limited	IRL	100%	by se2 Holdings, Inc.
se2, LLC	KS	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by SBL Holdings, LLC
Security Benefit Corporation	KS	100%	by Eldridge SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, LLC
Sensory Impact Group, LLC	DE	73%	by Note Funding 1892-2, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Corporation
Shore Club Holdings LLC	DE	100%	by Morgans Group LLC
Short of the Week, LLC	DE	10.3%	by Sugar23, Inc.
SIMCOM Holdings, Inc.	DE	100%	by Volo Sicuro, LLC
SIMCOM International, Inc.	FL	100%	by SIMCOM, Inc.
SIMCOM, Inc.	DE	100%	by SIMCOM Holdings, Inc.
Sirio Acquisition S.r.l.	Italy	100%	by Volare Acquisitions, Limited
Sirio S.p.A.	Italy	80%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
SL Funding, LLC	DE	100%	by Eldridge SBC Holdings, LLC
Slushie LLC	DE	100%	by A24 Films LLC
SN SBE Eats, LLC	DE	20%	by SBEEG Holdings, LLC
Sochin Downtown Realty, LLC	NY	99.5%	by Cape SoHo Hotel, LLC
Sochin Realty Managers, LLC	DE	100%	by Cape SoHo Hotel, LLC
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Soul Train Cruise 16 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 17 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 18 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 19 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise III, LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise IV, LLC	DE	100%	by StarVista Live LLC
South Audley Ltd	GBR	100%	by South Audley Street LLP
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Southern Rock Cruise 18 LLC	DE	100%	by StarVista Live LLC
Southern Rock Cruise 19 LLC	DE	100%	by StarVista Live LLC
Spaceman Productions, LLC	DE	100%	by MRC II Holdings, LP
Spinmedia LLC	DE	100%	by PGM Entertainment Group, LLC
Spoonful Management AAA, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LLC	CA	100%	by SBE Restaurant Group, LLC
Spoonful Management LV Arena, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LV MC, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management LV, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management Miami, LLC	FL	100%	by SBE Restaurant Group, LLC
Spoonful Management Raleigh, LLC	FL	100%	by SBE Restaurant Group, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRC Entertainment, LLC	CA	100%	by SBE Restaurant Group, LLC
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Stanley and Bud LLC	DE	100%	by A24 Films LLC
Starbones Ltd	GBR	80%	by GDL (Chiswick) LLP
StarVista Live LLC	DE	100%	by Direct Holdings Cruise Production LLC
StarVista Management LLC	DE	100%	by StarVista Live LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Steamboat Portfolio Trust, LLC	DE	100%	by EL Funding, LLC
Stewart Street Productions, LLC	DE	100%	by dcp LLC
Stone Secured Asset Funding Trust	DE	100%	by EL Funding, LLC
Stone Secured Asset Holdings, LLC	DE	100%	by Stone Secured Asset Funding Trust
Stone Secured FA Holdings, LLC	NJ	100%	by Stone Secured Asset Funding Trust
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	85.7%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Sugar23, Inc.	DE	9.09%	by Valence Circle Up, LLC
Sunset Screams LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Supercluster LLC	DE	50%	by A24 Films LLC
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
Swingers NY LLC	NY	100%	by Competitive Socializing U.S., Inc.
Talk Later LLC	DE	100%	by A24 Films LLC
Terror on the Fox Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Tet Films Inc.	CAN	100%	by Tet, LLC
Tet, LLC	DE	100%	by MRC II Holdings, LP
TG Acquisitions Limited	GBR	100%	by South Audley Street LLP
The Hollywood Reporter, LLC	DE	100%	by Prometheus Global Media, LLC
The Lovers LLC	DE	100%	by A24 Films LLC
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	0%	Board rights held by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Thirteenth Floor Entertainment Group, LLC	DE	50%	by Sensory Impact Group, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
Topeka Grand Hotels, LLC	DE	37%	by Security Benefit Life Insurance Company
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Triple8, LLC	KS	100%	by Security Benefit Corporation
Trison Construction, Inc.	OK	100%	by LSB Chemical L.L.C.
TSJ Lincolnshire Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Tumbleweed Funding LLC	KS	100%	by Dayton Funding, LLC
UB The Film Limited	GBR	100%	by Fulwell 73 Limited
Ultimate Disco Cruise 19 LLC	DE	100%	by StarVista Live LLC
Ultralight Beam LLC	DE	100%	by A24 Films LLC
Umami Restaurant Group, LLC	DE	76.96%	by SBE Eats, LLC
Valence A24, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Circle Up, LLC	DE	100%	by Valence Media Group, LLC
Valence FW73, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Media Group, LLC	DE	99%	by Valence Media Partners, LLC
Valence Media Holdings, LLC	DE	100%	by Valence Media Group, LLC
Valence Media Partners, LLC	DE	38.31%	by Ridge Media Holdings, LLC
Valence Media, LLC	DE	100%	by Valence Media Holdings, LLC
Valence Zig Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Volare Acquisitions, Limited	IRL	49%	by Flexjet Limited
Volo Sicuro, LLC	DE	19.7%	by Eldridge VS, LLC
Volo Sicuro, LLC	DE	5.91%	by Epic Aero, Inc.
Wanamaker Portfolio Trust, LLC	KS	100%	by Monterra Asset Holdings, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
WBC, LLC	DE	100%	by MRC II Holdings, LP
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50%	by Galliard Developments Ltd
WFC-FT18 LLC	LA	100%	by Lifestyle Products Group LLC
Windy Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Yekaterina, Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, SBL Variable

Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.  As depositor of the separate accounts, SBL might be deemed to control them.
Item 27.	Number of Contract Owners
As of February 28, 2019 there were 16,526 owners of Qualified Contracts and 4,659 owners of Non‑Qualified Contracts issued under SBL Variable Annuity Account XIV.
Item 28.	Indemnification
The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
The Articles of Incorporation include the following provision:
(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17‑6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.
(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or other-wise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriter
(a)(1)	Security Distributors, LLC (“SDL”), a subsidiary of SBL, acts as principal underwriter for:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV

Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Universal Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
(a)(2)	SDL acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
David G. Byrnes	President and Head of Distribution
Tom Y. Wang	Treasurer
Yolande C. Nichols	Chief Compliance Officer
Kurt E. Auleta	Senior Vice President, Sales Operations
Justin A. Jacquinot	Senior Vice President, Direct Relationships

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
James J. Kiley	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Kenneth J. Rathke	Senior Vice President
Michael K. Reidy	Senior Vice President
Mark W. Turner	Senior Vice President, Education Markets
Kevin M. Watt	Senior Vice President
Paula K. Dell	Vice President
Carmen R. Hill	Vice President and Assistant Secretary
James R. Schmank	Vice President
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$2,435,279[1]	$505,100[2]	$0	N/A

1 SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDL in connection with all contracts sold through the separate account.  SDL passes through to selling broker-dealers all such amounts.
2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is retained by SBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules there-under are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.	Management Services
All management contracts are discussed in Part A or Part B.
Item 32.	Undertakings
(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no‑action letter which are incorporated herein by reference.

(f)
Security Benefit Life Insurance Company represents that it is relying upon Rule 6c‑7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 30th day of April 2019.
Security Benefit Life Insurance Company (the Depositor) SBL Variable Annuity Account XIV (The Registrant)
By:	*
Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2019.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director

By:	*
John P. Wohletz, Vice President and Chief Accounting Officer

By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director

By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director

By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary and Director

By:	*
Joseph W. Wittrock, Senior Vice President, Chief Investment Officer and Director

By:	*
Douglas G. Wolff, President and Director

*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

  (3) (h) Facilities Agreement

  (8) (q) Participation Agreement – Ivy – Variable Insurance Funds

(10) (a) Consent of Independent Registered Public Accounting Firm
      (b) Consent of Counsel